GMO U.S. Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares         Description                                                  Value ($)
--------------------------------------------------------------------------------------------------
                     Common Stocks -- 91.1%

                     Aerospace -- 1.3%
        503,800      Allied Signal Inc                                              30,857,754
         35,700      General Dynamics Corp                                           2,249,103
         85,800      Lockheed Martin Corp                                            3,174,603
        112,900      Northrop Grumman Corp                                           8,185,254
                                                                                ---------------
                                                                                    44,466,714
                                                                                ---------------

                     Automotive -- 3.6%
         33,100      Eaton Corp                                                      3,243,803
        736,100      Ford Motor Co                                                  38,369,217
        785,500      General Motors Corp                                            51,941,192
        180,100      General Motors Corp, Class H*                                   9,275,154
        130,100      Genuine Parts Co                                                3,756,641
        253,700      Goodyear Tire & Rubber Co                                      14,238,917
                                                                                ---------------
                                                                                   120,824,924
                                                                                ---------------

                     Banking and Financial Services -- 8.2%
        140,300      American General Corp                                           9,961,304
         70,000      Amsouth Bancorp                                                 1,531,253
        649,609      Bank of America Corp                                           39,301,349
         68,400      BB&T Corp                                                       2,291,403
        326,633      Bear Stearns Cos Inc                                           13,596,103
        876,400      Charles Schwab & Co Inc                                        34,617,804
         94,300      Chase Manhattan Corp                                            7,891,735
        543,860      Citigroup Inc                                                  24,167,783
        162,200      Comdisco Inc                                                    3,416,341
        153,900      Countrywide Credit Industries Inc                               4,944,041
         37,100      Dime Bancorp Inc                                                  681,716
        182,600      Fannie Mae                                                     11,344,029
        102,700      First Union Corp                                                4,262,053
        695,600      Firstar Corp                                                   18,650,779
          9,300      Fleet Financial Group Inc                                         370,259
        220,300      Franklin Resources Inc                                          7,917,035
        344,000      Freddie Mac                                                    17,716,004
          7,100      Golden West Financial Corp                                        644,772
         57,100      Greenpoint Financial Corp                                       1,477,466
         26,900      Huntington Bancshares Inc                                         805,322
         55,900      J.P. Morgan & Co Inc                                            7,221,584
        258,300      Lehman Brothers Holding Inc                                    13,883,629
          2,600      M & T Bank Corp                                                 1,206,403
        454,700      MBNA Corp                                                      11,225,410

               See accompanying notes to the financial statements.             1

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares         Description                                                  Value ($)
------------------------------------------------------------------------------------------------------
                     Banking and Financial Services-- continued
         39,900      Merrill Lynch                                                   2,977,541
        148,900      MGIC Investment Corp                                            6,467,847
         66,112      Morgan Stanley Dean Witter & Co                                 5,673,239
         89,200      National City Corp                                              2,464,153
         55,100      Old Kent Financial Corp                                         2,176,453
         73,400      Paine Webber Group Inc                                          2,880,953
         26,500      Republic New York Corp                                          1,838,441
         89,400      Rowe (T) Price & Associates Inc                                 2,765,816
         37,600      Suntrust Banks Inc                                              2,418,153
         28,900      U.S. Bancorp                                                      892,291
         71,500      Unionbancal Corp                                                2,743,816
         46,800      Wells Fargo & Co                                                1,863,228
         50,300      Zions Bancorporation                                            2,502,428
                                                                                ---------------
                                                                                   276,789,936
                                                                                ---------------

                     Chemicals-- 1.3%
         55,100      Air Products and Chemicals                                      1,873,403
        126,500      Eastman Chemical Co                                             5,874,347
        120,000      PPG Industries Inc                                              7,207,503
        273,200      Praxair Inc                                                    12,840,404
        219,041      Rohm & Haas Co                                                  8,186,661
        162,700      Union Carbide Corp                                              9,253,567
                                                                                ---------------
                                                                                    45,235,885
                                                                                ---------------

                     Computer and Office Equipment-- 3.0%
        972,800      EMC Corp*                                                      58,368,004
         62,000      Gateway Inc*                                                    6,010,128
         82,100      Hewlett Packard Co                                              8,651,292
        220,800      IBM Corp                                                       27,503,404
                                                                                ---------------
                                                                                   100,532,828
                                                                                ---------------

                     Construction-- 1.7%
        303,200      Georgia-Pacific Corp                                           12,544,904
        732,000      Home Depot Inc                                                 44,743,504
                                                                                ---------------
                                                                                    57,288,408
                                                                                ---------------

                     Consumer Goods-- 1.6%
        122,000      Eastman Kodak Co                                                8,959,379
        296,600      Fortune Brands Inc                                             11,122,504
        173,600      Hasbro Inc                                                      4,242,353
         20,900      Johnson Controls                                                1,429,041
         63,400      Jones Apparel Group Inc*                                        1,644,441

2              See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



      Shares         Description                                                  Value ($)
--------------------------------------------------------------------------------------------------
                     Consumer Goods-- continued
        401,900      Mattel Co                                                       8,565,498
         39,800      Maytag Corp                                                     2,492,478
        112,500      Nike Inc, Class B                                               5,203,128
         98,500      VF Corp                                                         3,546,003
        110,200      Whirlpool Corp                                                  7,789,766
                                                                                ---------------
                                                                                    54,994,591
                                                                                ---------------

                     Electronic Equipment-- 2.4%
        199,700      Cooper Industries Inc                                          10,359,442
         31,100      Emerson Electric Co                                             1,947,641
        259,000      General Instrument Corp*                                       12,739,567
         88,100      Harris Corp                                                     2,312,628
         68,700      Litton Industries*                                              4,396,803
         45,200      Motorola Inc                                                    4,169,703
        252,900      Raytheon Co, Class B                                           17,228,817
        215,600      Texas Instruments Inc                                          17,692,679
        138,100      Xilinx Inc*                                                     9,658,373
                                                                                ---------------
                                                                                    80,505,653
                                                                                ---------------

                     Food and Beverage-- 2.7%
        293,100      Anheuser Busch Cos Inc                                         22,568,704
        486,764      Archer Daniels Midland Co                                       6,327,938
         10,400      Brown Forman Corp Class B                                         611,003
        113,100      Coca Cola Enterprises Inc                                       3,216,284
        180,200      ConAgra Inc                                                     4,414,903
         36,400      Heinz (HJ) Co                                                   1,699,428
        286,000      McDonald's Corp                                                11,833,254
        596,100      Nabisco Group Holdings                                         10,580,779
        383,500      Seagrams Co Ltd                                                20,349,473
         68,500      Sysco Corp                                                      2,234,816
        122,500      Unilever NV                                                     8,437,192
                                                                                ---------------
                                                                                    92,273,774
                                                                                ---------------

                     Health Care-- 3.7%
         62,700      Becton Dickinson & Co                                           1,763,441
        731,700      Columbia HCA Healthcare Corp                                   18,018,117
        518,300      Healthsouth Corp*                                               4,243,584
        591,600      Johnson & Johnson                                              60,491,104
        154,700      Pharmacia & Upjohn Inc                                          8,083,079
        557,900      Tenet Healthcare Corp*                                          9,728,385
        245,500      United Healthcare Corp                                         14,929,473

               See accompanying notes to the financial statements.            3

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares         Description                                                  Value ($)
--------------------------------------------------------------------------------------------------
                     Health Care-- continued
        108,400      Wellpoint Health Network*                                       7,899,654
                                                                                ---------------
                                                                                   125,156,837
                                                                                ---------------

                     Insurance-- 5.4%
         94,231      Aegon N.V. ADR                                                  8,180,433
        239,100      Aetna Life and Casualty Co                                     18,590,029
        474,000      Allstate Corp                                                  15,553,129
        120,500      AMBAC Inc                                                       6,363,909
        190,700      Chubb Corp                                                     10,905,660
        261,100      Cigna Corp                                                     23,450,048
        119,800      Cincinnati Financial Corp                                       4,747,078
         66,400      CNA Financial Corp*                                             2,415,303
        473,636      Conseco Inc                                                    11,367,268
        136,300      Equitable Companies Inc                                         8,416,529
        147,000      Hartford Financial Services Group Inc                           6,679,316
         56,000      Jefferson Pilot Corp                                            3,738,003
        190,500      Lincoln National Corp                                           8,929,692
        192,300      Loews Corp                                                     15,095,554
        139,000      MBIA Inc                                                        7,210,628
        108,700      Old Republic International Corp                                 1,684,853
        100,000      ReliaStar Financial Corp                                        4,506,253
        132,800      Safeco Corp                                                     4,731,003
        263,500      Saint Paul Cos Inc                                              8,448,473
        132,100      Torchmark Corp                                                  3,764,853
        199,300      Travelers Property Casualty Corp, Class A                       7,075,153
                                                                                ---------------
                                                                                   181,853,167
                                                                                ---------------

                     Machinery-- 1.3%
         49,000      American Standard Co*                                           2,009,003
        337,400      Applied Materials Inc*                                         23,976,492
        397,200      Baker Hughes Inc                                               13,504,804
         88,800      Deere and Co                                                    3,452,103
                                                                                ---------------
                                                                                    42,942,402
                                                                                ---------------

                     Manufacturing-- 2.0%
         96,800      Corning Inc                                                     6,437,203
        126,100      Leggett & Platt Inc                                             2,789,966
        185,800      Minnesota Mining and Manufacturing Co                          17,558,104
        288,700      Owens Illinois Inc*                                             7,145,328
        283,600      Rockwell International Corp                                    16,767,854
         77,900      Temple Inland Inc                                               4,829,803

4              See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares         Description                                                  Value ($)
--------------------------------------------------------------------------------------------------
                     Manufacturing -- continued
        120,300      Tenneco Inc                                                     2,421,041
        166,100      United Technologies Corp                                       10,983,367
                                                                                ---------------
                                                                                    68,932,666
                                                                                ---------------

                     Metals and Mining -- 0.9%
        263,000      Alcan Aluminum Ltd                                              8,646,129
        156,700      Allegheny Teledyne Inc                                          2,928,334
        182,800      Phelps Dodge Corp                                              10,225,379
        135,900      Reynolds Metals Co                                              8,604,173
                                                                                ---------------
                                                                                    30,404,015
                                                                                ---------------

                     Oil and Gas -- 6.2%
        138,800      Amerada Hess Corp                                               8,614,279
        159,000      Apache Corp                                                     7,234,503
        240,000      Atlantic Richfield Co                                          21,105,004
        251,400      Burlington Resources Inc                                       10,511,667
         73,300      Chevron Corp                                                    6,761,928
         91,250      Columbia Energy Group                                           5,389,456
        131,600      Consolidated Natural Gas Co                                     8,381,279
        370,400      Diamond Offshore Drilling Inc                                  14,167,804
        320,500      Enron Oil & Gas                                                 7,651,941
        254,800      Exxon Corp                                                     20,097,354
        133,300      Mobil Corp                                                     13,646,592
        325,400      Occidental Petroleum Corp                                       7,057,116
        242,700      Phillips Petroleum Co                                          12,377,704
        150,400      Sonat Inc                                                       5,433,203
        295,700      Texaco Inc                                                     18,776,954
        733,700      Union Pacific Resources Group                                  13,160,748
        343,500      Unocal Corp                                                    14,384,067
        347,600      USX - Marathon Group                                           10,819,054
         38,000      Vastar Resources Inc                                            2,531,753
                                                                                ---------------
                                                                                   208,102,406
                                                                                ---------------

                     Paper and Allied Products -- 1.1%
        148,000      Champion International Corp                                     8,140,004
        288,411      International Paper Co                                         13,573,347
        189,200      Mead Corp                                                       7,059,528
         51,400      Weyerhaeuser Co                                                 2,891,253
        106,300      Willamette Industries Inc                                       4,212,141
                                                                                ---------------
                                                                                    35,876,273
                                                                                ---------------

               See accompanying notes to the financial statements.            5

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares         Description                                                  Value ($)
--------------------------------------------------------------------------------------------------
                     Pharmaceuticals -- 5.5%
      1,137,500      Abbott Laboratories                                            49,339,067
        161,900      Allergan Inc                                                   16,169,767
        292,600      American Home Products Corp                                    12,142,904
        857,000      Amgen Inc*                                                     71,291,692
        164,900      Merck & Co Inc                                                 11,079,223
        208,800      Pfizer Inc                                                      7,882,204
        254,500      Schering Plough Corp                                           13,377,160
        119,300      Sigma Aldrich Corp                                              3,847,428
                                                                                ---------------
                                                                                   185,129,445
                                                                                ---------------

                     Primary Materials -- 0.3%
        288,300      Crown Cork & Seal Inc                                           7,657,972
         37,900      Vulcan Materials Co                                             1,615,491
                                                                                ---------------
                                                                                     9,273,463
                                                                                ---------------

                     Primary Processing -- 0.4%
         78,200      Alcoa Inc                                                       5,048,791
         41,400      Dow Chemical Co                                                 4,704,078
        112,700      Nucor Corp                                                      5,247,597
                                                                                ---------------
                                                                                    15,000,466
                                                                                ---------------

                     Printing and Publishing -- 0.1%
          4,500      Washington Post Co, Class B                                     2,425,503
                                                                                ---------------

                     Refining -- 0.6%
        116,800      Ashland Inc                                                     4,504,103
        130,800      Royal Dutch Petroleum Co                                        8,093,254
        289,100      Tosco Corp                                                      7,372,053
                                                                                ---------------
                                                                                    19,969,410
                                                                                ---------------

                     Retail Trade -- 4.5%
        224,152      Albertsons Inc                                                 10,745,291
        221,400      Autozone Inc*                                                   5,272,091
        120,700      Best Buy Co Inc*                                                8,479,179
        189,000      Dillard's Inc                                                   4,441,503
        137,100      Federated Department Stores Inc*                                6,306,603
        149,300      Food Products Lion Inc                                          1,203,734
        581,587      Gap Inc                                                        22,754,595
        877,100      Kmart Corp*                                                    11,018,573
        172,800      Penney (JC) Co Inc                                              6,264,003
         39,100      Safeway Inc*                                                    1,820,597
        190,500      TJX Cos Inc                                                     5,500,691

6              See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares         Description                                                  Value ($)
--------------------------------------------------------------------------------------------------
                     Retail Trade -- continued
        667,800      Toys R Us Inc*                                                  9,223,992
      1,081,000      Wal Mart Stores Inc                                            47,901,817
        508,100      Walgreen Co                                                    11,781,573
                                                                                ---------------
                                                                                   152,714,242
                                                                                ---------------

                     Services -- 1.3%
         89,100      Cendant Corp*                                                   1,598,234
        234,500      Fluor Corp                                                      9,702,442
         78,800      Hertz Corp                                                      3,176,628
        150,100      Marriott International Inc, Class A                             5,140,928
        410,400      Time Warner Inc                                                24,341,854
                                                                                ---------------
                                                                                    43,960,086
                                                                                ---------------

                     Technology -- 13.6%
        369,900      BMC Software Inc*                                              19,905,248
      1,668,900      Cisco Systems Inc*                                            113,172,285
        107,400      First Data Corp                                                 4,725,603
         67,100      Grainger (WW) Inc                                               2,923,047
        916,600      Intel Corp                                                     75,333,067
      1,186,000      Microsoft Corp*                                               109,779,129
      1,029,600      Novell Inc*                                                    24,388,654
        724,300      Oracle Corp*                                                   26,436,954
        610,500      Seagate Technology Corp*                                       20,260,973
        362,700      Solectron Corp*                                                28,381,279
        326,300      Sun Microsystems Inc                                           25,940,854
        128,500      Teradyne Inc*                                                   8,746,035
                                                                                ---------------
                                                                                   459,993,128
                                                                                ---------------

                     Telecommunications -- 10.1%
         93,900      Alltel Corp                                                     6,349,991
        242,500      Ameritech Corp                                                 15,307,817
      1,941,582      AT & T Corp                                                    87,371,194
        542,414      Bell Atlantic Corp                                             33,222,862
        574,300      Bellsouth Corp                                                 25,987,079
        160,700      Centurytel Inc                                                  6,317,522
        125,700      Cincinnati Bell Inc                                             2,325,453
        655,400      GTE Corp                                                       44,976,829
        446,685      MCI Worldcom Inc*                                              33,836,393
         62,600      MediaOne Group Inc*                                             4,115,953
        488,640      SBC Communications                                             23,454,724

               See accompanying notes to the financial statements.             7

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares         Description                                                  Value ($)
--------------------------------------------------------------------------------------------------
                     Telecommunications -- continued
        318,800      Sprint Corp                                                    14,146,754
         56,200      United States Cellular Corp*                                    3,161,253
        362,800      US West Inc                                                    18,956,304
        535,000      Viacom Inc, Class B*                                           22,503,442
                                                                                ---------------
                                                                                   342,033,570
                                                                                ---------------

                     Tobacco -- 1.5%
      1,378,300      Philip Morris Cos Inc                                          51,600,110
                                                                                ---------------

                     Transportation -- 2.1%
        130,800      AMR Corp*                                                       7,668,153
        649,400      Burlington Northern Santa Fe Railroad Co                       18,832,604
        199,300      CSX Corp                                                        8,706,923
         98,100      Delta Air Lines Inc                                             4,984,709
        296,300      Norfolk Southern Corp                                           7,759,359
        143,300      UAL Corp*                                                       9,287,635
        207,500      Union Pacific Corp                                             10,102,660
         98,200      Viad Corp                                                       2,939,866
                                                                                ---------------
                                                                                    70,281,909
                                                                                ---------------

                     Utilities -- 4.7%
         35,300      Allegheny Energy Inc                                            1,191,378
         97,900      Ameren Corp                                                     3,922,122
        108,700      American Electric Power Inc                                     3,947,172
        397,000      Central & South West Corp                                       8,982,129
         46,600      Cinergy Corp                                                    1,415,478
        240,700      Coastal Corp                                                   10,425,323
         20,600      Consolidated Edison Inc                                           906,403
        180,100      Constellation Energy Group Inc                                  5,335,466
        124,800      Dominion Resources Inc                                          5,772,003
        333,500      DTE Energy Co                                                  13,152,410
         45,200      Edison International                                            1,146,953
        179,900      El Paso Energy Corp                                             6,577,597
        713,000      Entergy Corp                                                   21,256,317
        132,500      Firstenergy Corp                                                3,784,534
        286,300      General Public Utilities Inc                                    9,769,992
         99,400      Keyspan Corp                                                    2,932,303
        125,600      New Century Energies Inc                                        4,537,303
        115,500      Niagara Mohawk Holdings Inc*                                    1,746,941
         92,000      PacifiCorp                                                      1,880,253
        136,200      Peco Energy Co                                                  5,533,128

8              See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares/
    Par Value ($)    Description                                                  Value ($)
--------------------------------------------------------------------------------------------------
                     Utilities -- continued
        144,300      PG & E Corp                                                      4,374,097
         20,800      Pinnacle West Capital Corp                                         790,403
        208,400      PP & L Resources Inc                                             5,835,203
        330,000      Public Service Enterprise Group Inc                             13,530,004
         43,900      Reliant Energy Inc                                               1,215,484
        363,400      Texas Utilities Co                                              14,694,992
        154,200      Unicom Corp                                                      5,955,978
                                                                                ---------------
                                                                                    160,611,366
                                                                                ---------------

                     TOTAL COMMON STOCKS  (COST  $2,617,827,799)                  3,079,173,177
                                                                                ---------------

                     SHORT-TERM INVESTMENTS -- 14.6%

                     Cash Equivalents -- 4.0%
    $22,621,862      BankBoston Eurodollar Time Deposit, 5.4325%, due                22,621,862
                     10/29/99(a)
     24,797,463      Merrimac Cash Fund Premium Class(a)                             24,797,463
    $88,500,000      Prudential Securities Group Inc, Master Note, 5.625%,
                     due 3/10/2000(a)                                                88,500,000
                                                                                ---------------
                                                                                    135,919,325
                                                                                ---------------

                     U.S. Government -- 0.6%
    $19,500,000      U.S. Treasury Bill, 4.70%, due 10/21/99(b)                      19,292,748
                                                                                ---------------

                     Repurchase Agreements -- 10.0%
    $169,247,316     Salomon Smith Barney Inc. Repurchase Agreement, dated
                     8/31/99, due 9/1/99, with a maturity value of $169,269,318 and an effective yield of 4.68%, collateralized by a U.S.
                     Treasury Obligation with a rate of 8.125%, maturity date
                     of 8/15/21 and market value, including accrued interest,
                     of $172,632,262.                                               169,247,316

    $169,247,316     Morgan Stanley Inc. Repurchase Agreement, dated
                     8/31/99, due 9/1/99, with a maturity value of
                     $169,269,224, and an effective yield of 4.66%,
                     collateralized by a U.S. Treasury Obligation with a
                     rate of 5.17%, maturity date of 9/15/99, and market
                     value, including accrued interest, of $172,636,644.            169,247,316
                                                                                ---------------
                                                                                    338,494,632
                                                                                ---------------

                     TOTAL SHORT-TERM INVESTMENTS
                      (Cost  $493,790,461)                                          493,706,705
                                                                                ---------------

               See accompanying notes to the financial statements.             9

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


                                                                                  Value ($)
                                                                                ---------------

                     TOTAL INVESTMENTS -- 105.7%
                     (COST $3,111,618,260)                                        3,572,879,882

                     Other Assets and Liabilities (net) -- (5.7)%                  (193,327,228)
                                                                                ---------------

                     TOTAL NET ASSETS -- 100%                                    $3,379,552,654
                                                                                ===============

                     Notes to the Schedule of Investments:

                     ADR - American Depositary Receipt
                     *     Non-income producing security.
                     (a) Represents investments of security lending collateral (Note 1).
                     (b) Security has been segregated to cover margin requirements on open financial futures contracts.

10             See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
Assets:
   Investments, at value (cost $3,111,618,260) (Note 1)                          $ 3,572,879,882
   Cash                                                                                7,521,473
   Receivable for investments sold                                                     6,394,613
   Dividends and interest receivable                                                   4,655,189
   Receivable for expenses waived or borne by Manager (Note 2)                            63,506
                                                                                 ---------------

       Total assets                                                                3,591,514,663
                                                                                 ---------------

Liabilities:
   Payable for investments purchased                                                  74,131,181
   Payable upon return of securities loaned (Note 1)                                 135,919,325
   Payable for Fund shares repurchased                                                   108,717
   Payable to affiliate for (Note 2):
      Management fee                                                                     957,251
      Shareholder service fee                                                            361,671
   Payable for open swap contracts (Notes 1 and 6)                                       129,975
   Payable for variation margin on open futures contracts (Notes 1 and 6)                199,756
   Accrued expenses                                                                      154,133
                                                                                 ---------------

       Total liabilities                                                             211,962,009
                                                                                 ---------------

Net assets                                                                       $ 3,379,552,654
                                                                                 ===============

Net assets consist of:
   Paid-in capital                                                               $ 2,530,655,869
   Accumulated undistributed net investment income                                     6,945,132
   Accumulated undistributed net realized gain                                       384,953,785
   Net unrealized appreciation                                                       456,997,868
                                                                                 ---------------
                                                                                 $ 3,379,552,654
                                                                                 ===============

Net assets attributable to:
   Class II shares                                                               $    99,313,067
                                                                                 ===============
   Class III shares                                                              $ 1,619,876,964
                                                                                 ===============
   Class IV shares                                                               $ 1,660,362,623
                                                                                 ===============

Shares outstanding:
   Class II                                                                            5,330,778
                                                                                 ===============
   Class III                                                                          86,866,822
                                                                                 ===============
   Class IV                                                                           89,077,834
                                                                                 ===============

Net asset value per share:
   Class II                                                                      $         18.63
                                                                                 ===============
   Class III                                                                     $         18.65
                                                                                 ===============
   Class IV                                                                      $         18.64
                                                                                 ===============

               See accompanying notes to the financial statements.            11

GMO U.S. Core Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment Income:
   Dividends (net of withholding taxes of $82,920)                                 $  23,625,342
   Interest (including securities lending income of $142,712)                          6,432,557
                                                                                   -------------
       Total income                                                                   30,057,899
                                                                                   -------------
Expenses:
   Management fee (Note 2)                                                             5,817,015
   Custodian and transfer agent fees                                                     255,420
   Legal fees                                                                             54,575
   Audit fees                                                                             24,381
   Trustees fees (Note 2)                                                                 19,324
   Registration fees                                                                         910
   Miscellaneous                                                                           8,103
   Fees waived or borne by Manager (Note 2)                                             (362,713)
                                                                                   -------------
                                                                                       5,817,015
   Shareholder service fee (Note 2)
       Class II                                                                           75,086
       Class III                                                                       1,325,780
       Class IV                                                                          886,932
                                                                                   -------------
       Net expenses                                                                    8,104,813
                                                                                   -------------
          Net investment income                                                       21,953,086
                                                                                   -------------
Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                   396,266,632
       Closed futures contracts                                                        2,524,887
       Closed swap contracts                                                         (15,304,615)
                                                                                   -------------
          Net realized gain                                                          383,486,904
                                                                                   -------------
   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                  (155,787,589)
       Open futures contracts                                                         (2,776,898)
       Open swap contracts                                                             4,228,840
                                                                                   -------------
          Net unrealized loss                                                       (154,335,647)
                                                                                   -------------
       Net realized and unrealized gain                                              229,151,257
                                                                                   -------------
Net increase in net assets resulting from operations                               $ 251,104,343
                                                                                   =============

12             See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------

                                                             Six Months
                                                            Ended August          Year Ended
                                                              31, 1999           February 28,
                                                            (Unaudited)              1999
                                                          -----------------     ---------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                    $  21,953,086        $   49,037,379
   Net realized gain                                          383,486,904           624,236,822
   Change in net unrealized appreciation (depreciation)      (154,335,647)         (170,678,257)
                                                            -------------        --------------

   Net increase in net assets resulting from operations       251,104,343           502,595,944
                                                            -------------        --------------

Distributions to shareholders from:
   Net investment income
       Class II                                                  (398,725)             (438,239)
       Class III                                              (10,882,777)          (32,457,119)
       Class IV                                               (10,675,372)          (20,082,410)
                                                            -------------        --------------
       Total distributions from net investment income         (21,956,874)          (52,977,768)
                                                            -------------        --------------
   Net realized gains
       Class II                                                (4,464,320)           (7,077,306)
       Class III                                             (106,222,191)         (420,933,348)
       Class IV                                              (105,545,990)         (249,579,720)
                                                            -------------        --------------
       Total distributions from net realized gains           (216,232,501)         (677,590,374)
                                                            -------------        --------------

                                                             (238,189,375)         (730,568,142)
                                                            -------------        --------------
   Net share transactions: (Note 5)
       Class II                                                59,626,795            27,619,700
       Class III                                             (175,106,351)         (396,156,147)
       Class IV                                               116,767,543           257,262,203
                                                            -------------        --------------
   Increase (decrease) in net assets resulting from net
      share transactions                                        1,287,987          (111,274,244)
                                                            -------------        --------------

      Total increase (decrease) in net assets                  14,202,955          (339,246,442)

Net assets:
   Beginning of period                                      3,365,349,699         3,704,596,141
                                                            -------------        --------------


   End of period (including accumulated undistributed net
      investment income of $6,945,132 and $6,948,920,
      respectively)                                        $3,379,552,654        $3,365,349,699
                                                           ==============        ==============

               See accompanying notes to the financial statements.            13

GMO U.S. Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
-------------------------------------------------------------------------------------------------


                                                               Year Ended February 28,
                                     Six Months Ended   --------------------------------------------
                                     August 31, 1999
                                       (Unaudited)        1999        1998  (1)   1998  (2)  1997  (3)
                                     ----------------   --------    --------   ---------   --------
Net asset value, beginning of period     $  18.57       $  19.98    $  17.65    $ 20.10     $ 20.12
                                         --------       --------    --------    -------     -------


Income from investment operations:
   Net investment income                     0.11+          0.25+        0.04+     0.24+       0.25
   Net realized and unrealized gain          1.33           2.55         2.29      3.99        2.92
                                         --------       --------     --------   -------     -------

      Total from investment                  1.44           2.80         2.33      4.23        3.17
      operations
                                         --------       --------     --------   -------     -------


Less distributions to shareholders:
   From net investment income               (0.12)         (0.29)        0.00     (0.22)      (0.30)
   From net realized gains                  (1.26)         (3.92)        0.00     (3.90)      (2.89)
                                         --------       --------     --------   -------     -------

      Total distributions                   (1.38)         (4.21)        0.00     (4.12)      (3.19)
                                         --------       --------     --------   -------     -------
Net asset value, end of period           $  18.63       $  18.57     $  19.98   $ 20.21     $ 20.10
                                         ========       ========     ========   =======     =======

Total Return (a)                            7.40%          14.99%       13.20%    23.00%       17.46%

Ratios/Supplemental Data:
   Net assets, end of period (000's)     $99,313        $ 41,684     $ 16,958    $ 2,037    $ 64,763
   Net expenses to average daily net        0.55%*          0.55%        0.55%*     0.55%*      0.55%*
      assets
   Net investment income to average
      daily net assets                      1.17%*          1.29%        1.53%*     1.66%*      1.63%*
   Portfolio turnover rate                    41%             71%          60%        60%        107%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per
      share amounts:                       --(b)         $  0.04     $   0.01    $  0.03     $  0.03

(1)  Period from January 9, 1998 to February 28, 1998.
(2)  Period from March 1, 1997 to November 17, 1997.
(3)  Period from June 7, 1996 (commencement of operations) to February 28 1997.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Computed using average shares outstanding throughout the period.
*    Annualized.


14               See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                    Six Months Ended                          Year Ended February 28/29,
                                    August 31, 1999     ----------------------------------------------------------------------
                                       (Unaudited)          1999          1998          1997           1996           1995
                                       ------------     -----------    -----------   -----------    -----------    -----------
Net asset value,
   beginning of period                  $     18.59     $     19.99    $     20.12    $     19.46    $     15.45    $     15.78
                                        -----------     -----------    -----------    -----------    -----------    -----------

Income from investment operations:
   Net investment income                       0.12+           0.26+          0.35           0.36           0.41           0.41
   Net realized and unrealized gain            1.32            2.55           5.89           3.58           5.49           0.66
                                        -----------     -----------    -----------    -----------    -----------    -----------

      Total from investment
      operations                               1.44            2.81           6.24           3.94           5.90           1.07
                                        -----------     -----------    -----------    -----------    -----------    -----------

Less distributions to shareholders:
   From net investment income                 (0.12)          (0.29)         (0.32)         (0.39)         (0.42)         (0.39)
   From net realized gains                    (1.26)          (3.92)         (6.05)         (2.89)         (1.47)         (1.01)
                                        -----------     -----------    -----------    -----------    -----------    -----------

      Total distributions                     (1.38)          (4.21)         (6.37)         (3.28)         (1.89)         (1.40)
                                        -----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period          $     18.65     $     18.59    $     19.99    $     20.12    $     19.46    $     15.45
                                        ===========     ===========    ===========    ===========    ===========    ===========

Total Return (a)                               7.46%          15.02%         36.69%         22.05%         39.08%          7.45%

Ratios/Supplemental Data:
   Net assets, end of period
    (000's)                             $ 1,619,877     $ 1,780,011    $ 2,317,103    $ 3,051,344    $ 3,179,314    $ 2,309,248
   Net expenses to average daily
    net assets                                 0.48%*          0.48%          0.48%          0.48%          0.48%          0.48%
   Net investment income to
    average daily net assets                   1.22%*          1.36%          1.67%          1.78%          2.25%          2.63%
   Portfolio turnover rate                       41%             71%            60%           107%            77%            99%
   Fees and expenses voluntarily
    waived or borne by the
    Manager consisted of the
    following per share amounts:                 --(b)  $      0.04    $      0.05    $      0.04    $      0.01    $      0.01

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Computed using average shares outstanding throughout the period.
*    Annualized.

               See accompanying notes to the financial statements.            15

GMO U.S. Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                 Six Months
                                                Ended August       Year Ended February 28,
                                                  31, 1999       --------------------------
                                                 (Unaudited)        1999           1998*
                                                --------------   ----------      ----------
Net asset value, beginning of period             $    18.58      $    19.99      $    17.65
                                                 ----------      ----------      ----------

Income from investment operations:
   Net investment income                               0.13+           0.27+           0.04+
   Net realized and unrealized gain                    1.32            2.55            2.30
                                                 ----------      ----------      ----------

      Total from investment operations                 1.45            2.82            2.34
                                                 ----------      ----------      ----------

Less distributions to shareholders:
   From net investment income                         (0.13)          (0.31)           0.00
   From net realized gains                            (1.26)          (3.92)           0.00
                                                 ----------      ----------      ----------

      Total distributions                             (1.39)          (4.23)           0.00
                                                 ----------      ----------      ----------
Net asset value, end of period                   $    18.64      $    18.58      $    19.99
                                                 ==========      ==========      ==========

Total Return (a)                                       7.50%          15.07%          13.26%

Ratios/Supplemental Data:
   Net assets, end of period (000's)             $1,660,363      $1,543,655      $1,370,535
   Net expenses to average daily net                  0.435%**        0.435%          0.435%**
      assets
   Net investment income to average daily
      net assets                                       1.27%**         1.41%           1.67%**
   Portfolio turnover rate                               41%             71%             60%
   Fees and expenses voluntarily waived
      or borne by the Manager consisted
      of the following per share amount:                 --(b)    $    0.04       $    0.01

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*      Period from January 9, 1998 (commencement of operations) to February 28,
       1998.
**     Annualized.
+      Computed using average shares outstanding throughout the period.

16               See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO U.S. Core Fund (the "Fund"), formerly named the GMO Core Fund, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in U.S. equity securities. The Fund's current benchmark is the S&P 500 index.

     The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Futures contracts
     The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $131,161,948, collateralized by cash in the amount of $135,919,325, which was invested in short-term instruments.


     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1999.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.


     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. This fee is allocated relative to each class' net

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold", as summarized in Note 5. For the six months ended August 31, 1999, the Fund received $282,603 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .105% for Class IV shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .525% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .33% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $19,324. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $1,292,691,981 and $1,563,878,955, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and deprecation in value of investments held were as follows:


                           Gross Unrealized       Gross Unrealized        Net Unrealized
     Aggregate Cost          Appreciation           Depreciation           Appreciation
 ---------------------  ---------------------  ---------------------  ---------------------
    $ 3,111,618,260        $ 585,538,492          $ 124,276,870          $ 461,261,622

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

4.   Principal shareholder

     At August 31, 1999, 13.5% of the outstanding shares of the Fund were held by one shareholder.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

                                                   Six Months Ended                       Year Ended
Class II:                                          August 31, 1999                    February 28, 1999
                                           -------------------------------    -------------------------------
                                               Shares            Amount           Shares            Amount
                                           -------------     -------------    -------------     -------------
Shares sold                                    3,192,034    $   61,586,173        1,137,984    $   23,036,514
Shares issued to shareholders in
  reinvestment of distributions                  240,154         4,670,483          394,655         7,372,964
Shares repurchased                              (345,501)       (6,629,861)        (137,205)       (2,789,778)
                                           -------------     -------------    -------------     -------------
Net increase                                   3,086,687    $   59,626,795        1,395,434    $   27,619,700
                                           =============     =============    =============     =============

                                                   Six Months Ended                       Year Ended
Class III:                                         August 31, 1999                    February 28, 1999
                                           -------------------------------    -------------------------------
                                               Shares            Amount           Shares            Amount
                                           -------------     -------------    -------------     -------------
Shares sold                                    6,524,797    $  127,730,285        7,724,323    $  155,828,896
Shares issued to shareholders in
  reinvestment of distributions                5,802,133       112,943,787       23,463,193       440,891,297
Shares repurchased                           (21,225,619)     (415,780,423)     (51,356,934)     (992,876,340)
                                           -------------     -------------    -------------     -------------
Net decrease                                  (8,898,689)   $ (175,106,351)     (20,169,418)   $ (396,156,417)
                                           =============     =============    =============     =============

                                                   Six Months Ended                       Year Ended
Class IV:                                          August 31, 1999                    February 28, 1999
                                           -------------------------------    -------------------------------
                                               Shares            Amount           Shares            Amount
                                           -------------     -------------    -------------     -------------
Shares sold                                    3,568,626     $  71,683,830       22,393,827    $  428,114,213
Shares issued to shareholders in
  reinvestment of distributions                5,936,902       115,504,308       14,303,391       268,384,348
Shares repurchased                            (3,510,555)      (70,420,595)     (22,187,638)     (439,236,358)
                                           -------------     -------------    -------------     -------------
Net increase                                   5,994,973     $ 116,767,543       14,509,580    $  257,262,203
                                           =============     =============    =============     =============

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:

     Long futures contracts

       Number of                                                                           Net Unrealized
       Contracts           Type            Expiration Date              Contract Value      Depreciation
     ---------------  ---------------  ------------------------   ---------------------  -------------------
             397         S&P 500           September 1999          $    130,990,150       $  (1,842,376)
             285       Russell 2000        September 1999                61,047,000          (2,291,403)
                                                                                         -------------------
                                                                                          $  (4,133,779)
                                                                                         ===================

     At August 31, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.


     Swap agreement

       Notional Amount      Expiration                                                 Net Unrealized
      Fund/Counterparty        Date                     Description                     Depreciation
    ---------------------  -------------  -----------------------------------------  ------------------
   $     38,514,144/          2/18/00     Agreement with Morgan Stanley Capital     $    (129,975)
         39,637,675                       Services, Inc. dated 2/18/99 to pay
                                          (receive) the notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by 3 month LIBOR adjusted
                                          by a specified spread and to receive
                                          (pay) the counterparty's notional
                                          amount multiplied by the return on the
                                          Russell 2000 Index (including
                                          dividends) less the counterparty's
                                          notional amount multiplied by 3 month
                                          LIBOR adjusted by a specified spread.

                                                                                     -----------------
                                                                                    $    (129,975)
                                                                                     =================

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares        Description                                    Value ($)
--------------------------------------------------------------------------------

                    Common Stocks -- 91.4%

                    Aerospace -- 1.4%
        33,800      Allied Signal Inc                                2,070,249
         2,500      General Dynamics Corp                              157,500
         5,900      Lockheed Martin Corp                               218,300
         7,800      Northrop Grumman Corp                              565,500
                                                                 -------------
                                                                     3,011,549
                                                                 -------------

                    Automotive -- 3.8%
         2,300      Eaton Corp                                         225,400
        50,700      Ford Motor Co                                    2,642,737
        54,100      General Motors Corp                              3,577,362
        12,400      General Motors Corp, Class H*                      638,600
         9,000      Genuine Parts Co                                   259,875
        17,500      Goodyear Tire & Rubber Co                          982,188
                                                                 -------------
                                                                     8,326,162
                                                                 -------------

                    Banking and Financial Services -- 8.1%
         9,700      American General Corp                              688,700
         4,500      Amsouth Bancorp                                     98,438
        44,764      Bank of America Corp                             2,708,221
         4,700      BB&T Corp                                          157,450
        22,501      Bear Stearns Cos Inc                               936,604
        58,700      Charles Schwab & Co Inc                          2,318,649
         6,500      Chase Manhattan Corp                               543,969
        22,022      Citigroup Inc                                      978,603
         4,400      Comdisco Inc                                        92,675
        10,300      Countrywide Credit Industries Inc                  330,888
         2,300      Dime Bancorp Inc                                    42,263
        12,200      Fannie Mae                                         757,925
         8,000      First Union Corp                                   332,000
        47,900      Firstar Corp                                     1,284,319
        14,800      Franklin Resources Inc                             531,875
        23,500      Freddie Mac                                      1,210,250
           500      Golden West Financial Corp                          45,406
         3,900      Greenpoint Financial Corp                          100,913
         1,900      Huntington Bancshares Inc                           56,881
         3,800      J.P. Morgan & Co Inc                               490,913
        17,300      Lehman Brothers Holding Inc                        929,875
           100      M & T Bank Corp                                     46,400
        30,500      MBNA Corp                                          752,969
         2,700      Merrill Lynch                                      201,488


               See accompanying notes to the financial statements.             1

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares        Description                                    Value ($)
--------------------------------------------------------------------------------

                    Banking and Financial Services -- continued
        10,300      MGIC Investment Corp                               447,406
         4,445      Morgan Stanley Dean Witter & Co                    381,437
         6,200      National City Corp                                 171,275
         3,700      Old Kent Financial Corp                            146,150
         4,900      Paine Webber Group Inc                             192,325
         1,800      Republic New York Corp                             124,875
         6,200      Rowe (T) Price & Associates Inc                    191,813
         2,600      Suntrust Banks Inc                                 167,213
         2,000      U.S. Bancorp                                        61,750
         4,900      Unionbancal Corp                                   188,038
         2,900      Wells Fargo & Co                                   115,456
         3,400      Zions Bancorporation                               169,150
                                                                 -------------
                                                                    17,994,562
                                                                 -------------

                    Chemicals -- 1.4%
         3,700      Air Products and Chemicals                         125,800
         8,700      Eastman Chemical Co                                404,006
         8,300      PPG Industries Inc                                 498,519
        18,300      Praxair Inc                                        860,100
        14,658      Rohm & Haas Co                                     547,843
        11,200      Union Carbide Corp                                 637,000
                                                                 -------------
                                                                     3,073,268
                                                                 -------------

                    Computer and Office Equipment -- 3.1%
        67,000      EMC Corp*                                        4,019,999
         4,400      Gateway Inc*                                       426,525
         5,500      Hewlett Packard Co                                 579,563
        15,200      IBM Corp                                         1,893,349
                                                                 -------------
                                                                     6,919,436
                                                                 -------------

                    Construction -- 1.8%
        20,900      Georgia-Pacific Corp                               864,738
        50,400      Home Depot Inc                                   3,080,699
                                                                 -------------
                                                                     3,945,437
                                                                 -------------

                    Consumer Goods -- 1.6%
         8,400      Eastman Kodak Co                                   616,875
        20,300      Fortune Brands Inc                                 761,250
        11,700      Hasbro Inc                                         285,919
         1,300      Johnson Controls                                    88,888
         4,200      Jones Apparel Group Inc*                           108,938
        27,700      Mattel Co                                          590,356

2              See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares        Description                                    Value ($)
--------------------------------------------------------------------------------

                    Consumer Goods -- continued
         2,700      Maytag Corp                                        169,088
         3,700      Nike Inc, Class B                                  171,125
         6,600      VF Corp                                            237,600
         7,400      Whirlpool Corp                                     523,088
                                                                 -------------
                                                                     3,553,127
                                                                 -------------

                    Electronic Equipment -- 2.3%
        13,800      Cooper Industries Inc                              715,875
        17,800      General Instrument Corp*                           875,538
         5,900      Harris Corp                                        154,875
         4,700      Litton Industries*                                 300,800
         3,100      Motorola Inc                                       285,975
        17,200      Raytheon Co, Class B                             1,171,750
        14,800      Texas Instruments Inc                            1,214,525
         4,400      Xilinx Inc*                                        307,725
                                                                 -------------
                                                                     5,027,063
                                                                 -------------

                    Food and Beverage -- 2.5%
        20,200      Anheuser Busch Cos Inc                           1,555,399
        33,536      Archer Daniels Midland Co                          435,967
           600      Brown Forman Corp Class B                           35,250
         7,800      Coca Cola Enterprises Inc                          221,813
        12,400      ConAgra Inc                                        303,800
         2,300      Heinz (HJ) Co                                      107,381
        19,700      McDonald's Corp                                    815,088
        25,700      Seagrams Co Ltd                                  1,363,706
         4,700      Sysco Corp                                         153,338
         8,400      Unilever NV                                        578,550
                                                                 -------------
                                                                     5,570,292
                                                                 -------------

                    Health Care -- 3.9%
         4,300      Becton Dickinson & Co                              120,938
        50,400      Columbia HCA Healthcare Corp                     1,241,100
        34,800      Healthsouth Corp*                                  284,925
        40,700      Johnson & Johnson                                4,161,574
        10,700      Pharmacia & Upjohn Inc                             559,075
        38,400      Tenet Healthcare Corp*                             669,600
        16,900      United Healthcare Corp                           1,027,731
         7,300      Wellpoint Health Network*                          531,988
                                                                 -------------
                                                                     8,596,931
                                                                 -------------

               See accompanying notes to the financial statements.             3

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

      Shares        Description                                    Value ($)
--------------------------------------------------------------------------------

                    Insurance -- 5.0%
         5,673      Aegon N.V. ADR                                     492,487
        16,500      Aetna Life and Casualty Co                       1,282,875
        21,900      Allstate Corp                                      718,594
         8,100      AMBAC Inc                                          427,781
        13,100      Chubb Corp                                         749,156
        18,000      Cigna Corp                                       1,616,624
         8,000      Cincinnati Financial Corp                          317,000
         4,600      CNA Financial Corp*                                167,325
        31,866      Conseco Inc                                        764,784
         9,400      Equitable Companies Inc                            580,450
         9,900      Hartford Financial Services Group Inc              449,831
         3,800      Jefferson Pilot Corp                               253,650
        13,100      Lincoln National Corp                              614,063
         9,600      MBIA Inc                                           498,000
         7,450      Old Republic International Corp                    115,475
         6,900      ReliaStar Financial Corp                           310,931
         8,900      Safeco Corp                                        317,063
        18,100      Saint Paul Cos Inc                                 580,331
         9,100      Torchmark Corp                                     259,350
        13,700      Travelers Property Casualty Corp, Class A          486,350
                                                                 -------------
                                                                    11,002,120
                                                                 -------------

                    Machinery -- 1.3%
         3,400      American Standard Co*                              139,400
        23,200      Applied Materials Inc*                           1,648,649
        27,400      Baker Hughes Inc                                   931,600
         6,000      Deere and Co                                       233,250
                                                                 -------------
                                                                     2,952,899
                                                                 -------------

                    Manufacturing -- 2.1%
         6,700      Corning Inc                                        445,550
         8,700      Leggett & Platt Inc                                192,488
        12,800      Minnesota Mining and Manufacturing Co            1,209,600
        19,900      Owens Illinois Inc*                                492,525
        19,000      Rockwell International Corp                      1,123,375
         5,200      Temple Inland Inc                                  322,400
         8,300      Tenneco Inc                                        167,038
        11,400      United Technologies Corp                           753,825
                                                                 -------------
                                                                     4,706,801
                                                                 -------------


4              See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares        Description                                    Value ($)
--------------------------------------------------------------------------------

                    Metals and Mining -- 1.0%
        18,100      Alcan Aluminum Ltd                                 595,038
        10,500      Allegheny Teledyne Inc                             196,219
        12,600      Phelps Dodge Corp                                  704,813
         9,400      Reynolds Metals Co                                 595,138
                                                                 -------------
                                                                     2,091,208
                                                                 -------------

                    Oil and Gas -- 6.2%
         9,500      Amerada Hess Corp                                  589,594
        11,000      Apache Corp                                        500,500
        16,500      Atlantic Richfield Co                            1,450,969
        17,300      Burlington Resources Inc                           723,356
         5,000      Chevron Corp                                       461,250
         6,300      Columbia Energy Group                              372,094
         9,100      Consolidated Natural Gas Co                        579,556
        25,500      Diamond Offshore Drilling Inc                      975,375
        22,100      Enron Oil & Gas                                    527,638
        11,600      Exxon Corp                                         914,950
         8,400      Mobil Corp                                         859,950
        22,400      Occidental Petroleum Corp                          485,800
        16,600      Phillips Petroleum Co                              846,600
        10,400      Sonat Inc                                          375,700
        20,100      Texaco Inc                                       1,276,350
        49,100      Union Pacific Resources Group                      880,731
        23,300      Unocal Corp                                        975,688
        23,900      USX - Marathon Group                               743,888
         2,600      Vastar Resources Inc                               173,225
                                                                 -------------
                                                                    13,713,214
                                                                 -------------

                    Paper and Allied Products -- 1.1%
        10,200      Champion International Corp                        561,000
        19,295      International Paper Co                             908,071
        13,000      Mead Corp                                          485,063
         3,500      Weyerhaeuser Co                                    196,875
         7,300      Willamette Industries Inc                          289,263
                                                                 -------------
                                                                     2,440,272
                                                                 -------------

                    Pharmaceuticals -- 5.7%
        78,300      Abbott Laboratories                              3,396,262
        10,800      Allergan Inc                                     1,078,650
        17,600      American Home Products Corp                        730,400
        59,000      Amgen Inc*                                       4,908,062
        11,400      Merck & Co Inc                                     765,938

               See accompanying notes to the financial statements.             5

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares        Description                                    Value ($)
--------------------------------------------------------------------------------

                    Pharmaceuticals -- continued
        14,400      Pfizer Inc                                         543,600
        17,000      Schering Plough Corp                               893,563
         8,000      Sigma Aldrich Corp                                 258,000
                                                                 -------------
                                                                    12,574,475
                                                                 -------------

                    Primary Materials -- 0.3%
        19,900      Crown Cork & Seal Inc                              528,594
         2,600      Vulcan Materials Co                                110,825
                                                                 -------------
                                                                       639,419
                                                                 -------------

                    Primary Processing -- 0.5%
         6,800      Alcoa Inc                                          439,025
         2,800      Dow Chemical Co                                    318,150
         7,600      Nucor Corp                                         353,875
                                                                 -------------
                                                                     1,111,050
                                                                 -------------

                    Printing and Publishing -- 0.1%
           300      Washington Post Co, Class B                        161,700
                                                                 -------------

                    Refining -- 0.6%
         8,000      Ashland Inc                                        308,500
         8,800      Royal Dutch Petroleum Co                           544,500
        19,400      Tosco Corp                                         494,700
                                                                 -------------
                                                                     1,347,700
                                                                 -------------

                    Retail Trade -- 4.7%
        15,276      Albertsons Inc                                     732,293
        15,200      Autozone Inc*                                      361,950
         8,300      Best Buy Co Inc*                                   583,075
        13,000      Dillard's Inc                                      305,500
         9,400      Federated Department Stores Inc*                   432,400
        10,000      Food Products Lion Inc                              80,625
        40,037      Gap Inc                                          1,566,447
        60,400      Kmart Corp*                                        758,775
        11,600      Penney (JC) Co Inc                                 420,500
         2,700      Safeway Inc*                                       125,719
        13,100      TJX Cos Inc                                        378,263
        44,800      Toys R Us Inc*                                     618,800
        74,400      Wal Mart Stores Inc                              3,296,849
        35,300      Walgreen Co                                        818,519
                                                                 -------------
                                                                    10,479,715
                                                                 -------------

6              See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares        Description                                    Value ($)
--------------------------------------------------------------------------------

                    Services -- 1.4%
         6,000      Cendant Corp*                                      107,625
        16,100      Fluor Corp                                         666,138
         5,400      Hertz Corp                                         217,688
        10,100      Marriott International Inc, Class A                345,925
        28,300      Time Warner Inc                                  1,678,543
                                                                 -------------
                                                                     3,015,919
                                                                 -------------

                    Technology -- 14.4%
        25,500      BMC Software Inc*                                1,372,219
       114,900      Cisco Systems Inc*                               7,791,655
         7,400      First Data Corp                                    325,600
         4,500      Grainger (WW) Inc                                  196,031
        63,100      Intel Corp                                       5,186,030
        84,000      Microsoft Corp*                                  7,775,249
        69,000      Novell Inc*                                      1,634,437
        49,900      Oracle Corp*                                     1,821,349
        42,000      Seagate Technology Corp*                         1,393,875
        25,000      Solectron Corp*                                  1,956,249
        22,500      Sun Microsystems Inc                             1,788,749
         8,900      Teradyne Inc*                                      605,756
                                                                 -------------
                                                                    31,847,199
                                                                 -------------

                    Telecommunications -- 10.0%
         6,300      Alltel Corp                                        426,038
        16,700      Ameritech Corp                                   1,054,188
       102,532      AT & T Corp                                      4,613,939
        37,386      Bell Atlantic Corp                               2,289,892
        39,600      Bellsouth Corp                                   1,791,899
        10,800      Centurytel Inc                                     424,575
         8,700      Cincinnati Bell Inc                                160,950
        45,100      GTE Corp                                         3,094,987
        30,792      MCI Worldcom Inc*                                2,332,493
         4,200      MediaOne Group Inc*                                276,150
        33,632      SBC Communications                               1,614,335
        22,000      Sprint Corp                                        976,250
         3,900      United States Cellular Corp*                       219,375
        25,000      US West Inc                                      1,306,250
        36,800      Viacom Inc, Class B*                             1,547,899
                                                                 -------------
                                                                    22,129,220
                                                                 -------------

               See accompanying notes to the financial statements.             7

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares        Description                                    Value ($)
--------------------------------------------------------------------------------

                    Transportation -- 2.1%
         8,700      AMR Corp*                                          510,038
        44,700      Burlington Northern Santa Fe Railroad Co         1,296,300
        13,700      CSX Corp                                           598,519
         6,600      Delta Air Lines Inc                                335,363
        19,800      Norfolk Southern Corp                              518,513
         9,900      UAL Corp*                                          641,644
        13,900      Union Pacific Corp                                 676,756
         4,100      Viad Corp                                          122,744
                                                                 -------------
                                                                     4,699,877
                                                                 -------------

                    Utilities -- 5.0%
         2,200      Allegheny Energy Inc                                74,250
         6,700      Ameren Corp                                        268,419
         7,500      American Electric Power Inc                        272,344
        27,300      Central & South West Corp                          617,663
         3,200      Cinergy Corp                                        97,200
        16,600      Coastal Corp                                       718,988
         1,400      Consolidated Edison Inc                             61,600
        11,800      Constellation Energy Group Inc                     349,575
         8,600      Dominion Resources Inc                             397,750
        23,000      DTE Energy Co                                      907,063
         2,700      Edison International                                68,513
        12,400      El Paso Energy Corp                                453,375
        47,800      Entergy Corp                                     1,425,038
         9,000      Firstenergy Corp                                   257,063
        19,700      General Public Utilities Inc                       672,263
         6,800      Keyspan Corp                                       200,600
         8,600      New Century Energies Inc                           310,675
         8,000      Niagara Mohawk Holdings Inc*                       121,000
         6,300      PacifiCorp                                         128,756
         9,400      Peco Energy Co                                     381,875
         9,900      PG & E Corp                                        300,094
         1,400      Pinnacle West Capital Corp                          53,200
        14,400      PP & L Resources Inc                               403,200
        22,700      Public Service Enterprise Group Inc                930,700
         4,400      Reliant Energy Inc                                 121,825
        25,800      Texas Utilities Co                               1,043,288
        10,800      Unicom Corp                                        417,150
                                                                 -------------
                                                                    11,053,467
                                                                 -------------

                    TOTAL COMMON STOCKS  (COST $194,688,983)       201,984,082
                                                                 =============

8              See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares
   Par Value ($)    Description                                     Value ($)
--------------------------------------------------------------------------------

                    Short-Term Investments -- 12.5%

                    Cash Equivalents -- 3.9%
    $1,274,858      BankBoston Eurodollar Time Deposit,
                    5.4325%, due 10/29/99(a)                         1,274,858
     3,414,662      Merrimac Cash Fund Premium Class(a)              3,414,662
    $4,000,000      Prudential Securities Group Inc, Master
                    Note, 5.625%, due 3/10/2000(a)                   4,000,000
                                                                 -------------
                                                                     8,689,520
                                                                 -------------

                    Repurchase Agreements -- 7.5%
    $5,441,089      Morgan Stanley Inc. Repurchase Agree-
                    ment, dated 8/31/99, due 9/1/99, with a
                    maturity value of $5,441,793, and an
                    effective yield of 4.66%, collateralized
                    by a U.S. Treasury Obligation with a
                    rate of 5.17%, maturity date of 9/15/99,
                    and market value, including accrued
                    interest, of $5,557,980.                         5,441,089

    $11,067,962     Salomon Smith Barney Inc. Repurchase
                    Agreement, dated 8/31/99, due 9/1/99,
                    with a maturity value of $11,069,401
                    and an effective yield of 4.68%,
                    collateralized by a U.S. Treasury
                    Obligation with a rate of 7.25%,
                    maturity date of 5/15/16 and market
                    value, including accrued interest, of
                    $11,289,321.                                    11,067,962
                                                                 -------------
                                                                    16,509,051
                                                                 -------------

                    U.S. Government -- 1.1%
    $ 2,410,000     U.S. Treasury Bill, 4.68%, due 10/21/99(b)       2,384,386
                                                                 -------------

                    Total Short-Term Investments (Cost
                    $27,593,324)                                    27,582,957
                                                                 =============

                    Total Investments -- 103.9%
                    (COST $222,282,307)                            229,567,039

                    Other Assets and Liabilities (net) -- (3.9)%    (8,584,301)
                                                                 -------------

                    TOTAL NET ASSETS -- 100%                     $ 220,982,738
                                                                 =============

                    Notes to the Schedule of Investments:

                       ADR - American Depositary Receipt

                  *    Non-income producing security.

                  (a) Represents investments of security lending collateral (Note 1).

                  (b) Security has been segregated to cover margin requirements on open financial futures contracts.


               See accompanying notes to the financial statements.             9

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $222,282,307) (Note 1)            $229,567,039
   Dividends and interest receivable                                  311,745
   Receivable for variation margin on open futures
     contracts (Notes 1 and 6)                                         10,075
   Receivable for expenses waived or borne by Manager
     (Note 2)                                                          13,516
                                                                 ------------

       Total assets                                               229,902,375
                                                                 ------------

Liabilities:
   Payable upon return of securities loaned (Note 1)                8,689,520
   Payable for Fund shares repurchased                                113,750
   Payable to affiliate for (Note 2):
      Management fee                                                   62,459
      Shareholder service fee                                          28,030
   Accrued expenses                                                    25,878
                                                                 ------------

       Total liabilities                                            8,919,637
                                                                 ------------

Net assets                                                       $220,982,738
                                                                 ============

Net assets consist of:
   Paid-in capital                                               $185,518,260
   Accumulated undistributed net investment income                    504,966
   Accumulated undistributed net realized gain                     28,166,706
   Net unrealized appreciation                                      6,792,806
                                                                 ============
                                                                 $220,982,738
                                                                 ============

Net assets attributable to:
   Class III shares                                              $220,982,738
                                                                 ============

Shares outstanding:
   Class III                                                       14,736,568
                                                                 ============

Net asset value per share:
   Class III                                                     $      15.00
                                                                 ============






10             See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of $5,973)                $ 1,477,673
   Interest (including securities lending income of $10,960)         632,563
                                                                 -----------

       Total income                                                2,110,236
                                                                 -----------

Expenses:
   Management fee (Note 2)                                           398,308
   Custodian and transfer agent fees                                  42,643
   Audit fees                                                         16,932
   Legal fees                                                          3,674
   Trustees fees (Note 2)                                              1,377
   Registration fees                                                     364
   Miscellaneous                                                       1,563
   Fees waived or borne by Manager (Note 2)                          (66,553)
                                                                 -----------
                                                                     398,308
   Shareholder service fee (Note 2)
       Class III                                                     181,049
                                                                 -----------
       Net expenses                                                  579,357
                                                                 -----------

          Net investment income                                    1,530,879
                                                                 -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                27,517,183
       Closed futures contracts                                    1,560,366
       Closed swap contracts                                      (1,012,894)
                                                                 -----------

          Net realized gain                                       28,064,655
                                                                 -----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                               (12,578,901)
       Open futures contracts                                       (271,638)
       Open swap contracts                                           173,044
                                                                 -----------

          Net unrealized loss                                    (12,677,495)
                                                                 -----------

       Net realized and unrealized gain                           15,387,160
                                                                 -----------

Net increase in net assets resulting from operations             $16,918,039
                                                                 ===========




11             See accompanying notes to the financial statements.

GMO Tobacco-Free Core fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Six Months Ended
                                                             August 31, 1999        Year Ended
                                                               (Unaudited)       February 28, 1999
                                                            ----------------     -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $  1,530,879        $  1,799,442
   Net realized gain                                            28,064,655          12,285,912
   Change in net unrealized appreciation (depreciation)        (12,677,495)          2,331,870
                                                              ------------        ------------

   Net increase in net assets resulting from operations         16,918,039          16,417,224
                                                              ------------        ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                (1,456,125)         (1,592,308)
                                                              ------------        ------------
       Total distributions from net investment income           (1,456,125)         (1,592,308)
                                                              ------------        ------------
   Net realized gains
       Class III                                                (3,737,249)        (15,222,676)
                                                              ------------        ------------
       Total distributions from net realized gains              (3,737,249)        (15,222,676)
                                                              ------------        ------------

                                                                (5,193,374)        (16,814,984)
                                                              ------------        ------------
   Net share transactions: (Note 5)
       Class III                                               (17,900,412)        127,633,807
                                                              ------------        ------------
   Increase (decrease) in net assets resulting from net
      share transactions                                       (17,900,412)        127,633,807
                                                              ------------        ------------

      Total increase (decrease) in net assets                   (6,175,747)        127,236,047

Net assets:
   Beginning of period                                         227,158,485          99,922,438
                                                              ------------        ------------


   End of period (including accumulated undistributed net
      investment income of $504,966 and $430,212,
      respectively)                                           $220,982,738        $227,158,485
                                                              ============        ============





12             See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                   Six Months
                                  Ended August            Year Ended February 28/29,
                                    31, 1999   -----------------------------------------------
                                  (Unaudited)   1999      1998      1997       1996      1995
                                  ------------ ------    ------    ------     ------    ------
Net asset value, beginning of
   period                          $ 14.26    $ 14.05    $12.98    $ 12.93   $ 10.65   $ 11.07
                                   -------    -------    ------    -------   -------   -------

Income from investment operations:
   Net investment income              0.10       0.18      0.22       0.24      0.28      0.23
   Net realized and unrealized
      gain                            0.99       1.99      4.07       2.41      3.71      0.50
                                   -------    -------    ------    -------   -------   -------
      Total from investment
      operations                      1.09       2.17      4.29       2.65      3.99      0.73
                                   -------    -------    ------    -------   -------   -------

Less distributions to shareholders:
   From net investment income        (0.09)     (0.19)    (0.22)     (0.24)    (0.25)    (0.28)
   From net realized gains           (0.26)     (1.77)    (3.00)     (2.36)    (1.46)    (0.87)
                                   -------    -------    ------    -------   -------   -------

      Total distributions            (0.35)     (1.96)    (3.22)     (2.60)    (1.71)    (1.15)
                                   -------    -------    ------    -------   -------   -------
Net asset value, end of period     $ 15.00    $ 14.26    $14.05    $ 12.98   $ 12.93   $ 10.65
                                   =======    =======    ======    =======   =======   =======

Total Return (a)                      7.57%     16.29%    37.82%     22.76%    38.64%     7.36%

Ratios/Supplemental Data:
   Net assets, end of period       $220,983   $227,158   $99,922   $66,260   $57,485   $47,969
      (000's)
   Net expenses to average
      daily net assets                0.48%*     0.48%     0.48%      0.48%     0.48%     0.48%
   Net investment income to
      average daily net assets        1.27%*     1.35%     1.66%      1.83%     2.25%     2.52%
   Portfolio turnover rate              66%        77%       70%       131%       81%      112%
   Fees and expenses
      voluntarily waived or
      borne by the Manager
      consisted of the
      following per share
      amounts:                       --(b)    $  0.03    $ 0.04    $  0.04   $  0.03   $  0.03

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Annualized.

               See accompanying notes to the financial statements.            13

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in U.S. equity securities. The Fund's current benchmark is the S&P 500 Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.


     Futures contracts
     The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $8,392,063, collateralized by cash in the amount of $8,689,520, which was invested in short-term instruments.

     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 1999, there were no open swap agreements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $49,719 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .50% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .33% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $1,377. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $139,720,135 and $136,269,353, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                               Gross Unrealized        Gross Unrealized         Net Unrealized
        Aggregate Cost           Appreciation            Depreciation            Appreciation
     ---------------------  ----------------------- ----------------------- -----------------------
         $222,282,307            $17,336,801             $10,052,069              $7,284,732

4.   Principal shareholders

     At August 31, 1999, 74.5% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements--(continued)
August 31, 1999(Unaudited)
--------------------------------------------------------------------------------

5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                              Six Months Ended                 Year Ended
Class III                     August 31, 1999              February 28, 1999
                        ---------------------------   --------------------------
                           Shares        Amount         Shares        Amount
                        -----------  --------------   -----------  -------------
Shares sold              2,296,873  $   35,513,807     8,174,912  $ 118,663,463
shares issued to
   shareholders in
      reinvestment of
      distributions        304,249       4,741,118     1,181,509     16,525,109
Shares repurchased      (3,790,695)    (58,155,337)     (544,280)    (7,554,765)
                        -----------  --------------   -----------  -------------
Net increase (decrease) (1,189,573) $  (17,900,412)    8,812,141  $ 127,633,807
                        ===========  ==============   ===========  =============

6.  Financial instruments

    A summary of outstanding financial instruments at August 31, 1999 is as follows:

    Long futures contracts

      Number of                                                   Net Unrealized
      Contracts       Type      Expiration Date  Contract Value    Depreciation
    ------------- ------------  ---------------- --------------- ---------------
        16           S&P 500     September 1999    $  5,279,200  $  (227,491)
        31        Russell 2000   September 1999       6,640,200     (264,435)
                                                                 ---------------
                                                                    (491,926)
                                                                 ===============

    At August 31, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   COMMON STOCKS -- 99.2%

                   Advertising -- 0.2%
        4,400      TMP Worldwide Inc*                                                  243,650
                                                                                 --------------

                   Aerospace -- 0.1%
        2,100      Heico Corp                                                           46,200
        5,700      Kellstrom Industries Inc*                                            58,514
                                                                                 --------------
                                                                                       104,714
                                                                                 --------------

                   Automotive -- 0.7%
        5,400      Copart Inc*                                                         118,125
        9,100      Exide Corp                                                          100,669
        3,900      Hayes Lemmerz International Inc*                                    109,931
        1,800      Keystone Automotive Industries Inc*                                  26,100
       14,200      Meritor Automotive Inc                                              309,738
        6,950      Monaco Coach Corp*                                                  201,550
        4,700      National R.V. Holdings Inc*                                         113,388
          800      Oshkosh Truck Corp                                                   26,900
                                                                                 --------------
                                                                                     1,006,401
                                                                                 --------------

                   Banking and Financial Services -- 4.5%
        7,600      Advanta Corp, Class A                                               149,625
        3,500      Anchor Bancorp                                                       58,188
        1,500      Bancfirst Corp                                                       51,844
        5,200      Bank United Corp                                                    178,425
        6,700      Bay View Capital Corp                                               109,294
       10,600      City National Corp                                                  351,788
        5,900      Comdisco Inc                                                        124,269
        5,240      Commerce Bancorp Inc                                                225,320
        3,900      Commonwealth Bancorp Inc                                             69,956
       10,000      Cullen Frost Bankers Inc                                            261,250
       13,600      Dime Bancorp Inc                                                    249,900
        8,400      Dime Community Bancshares                                           182,700
       13,400      Doral Financial Corp                                                185,925
        3,900      Financial Federal Corp*                                              73,369
        3,500      Financial Security Assurance Holdings Ltd                           175,219
        4,600      First Federal Capital Corp                                           72,163
        5,100      First Federal Financial Corp*                                        77,775
        3,500      First Financial Holdings                                             65,625
        7,700      First Sierra Financial Inc*                                          84,700

             See accompanying notes to the financial statements.              1

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Banking and Financial Services -- continued
        3,400      First Washington Bancorp Inc                                         63,750
        4,600      Flagstar Bancorp Inc                                                 90,850
        4,200      GBC Bancorp California                                               82,425
        3,600      Greenpoint Financial Corp                                            93,150
        7,500      Hambrecht and Quist Group*                                          286,406
        7,000      Independence Community Bank Corp                                     86,625
        4,500      Medallion Financial Corp                                             89,156
       11,366      Metris Companies Inc                                                313,275
        7,000      National Commerce Bancorp                                           148,313
        7,700      Ocean Financial Corp                                                137,638
        2,500      Old National Bancorp                                                 75,000
        2,000      Oriential Financial Group Inc                                        47,250
        7,300      PFF Bancorp Inc*                                                    145,088
        6,750      Queens County Bancorp Inc                                           185,625
        3,300      Reliance Bancorp Inc                                                114,056
        7,300      Ryland Group Inc                                                    175,656
        3,000      S&T Bancorp                                                          69,563
        5,800      SEI Investments Co                                                  533,238
        2,900      Southwest Securities Group Inc                                       97,875
        5,300      US Trust Corp                                                       440,563
                                                                                 --------------
                                                                                     6,022,837
                                                                                 --------------

                   Chemicals -- 0.3%
        7,100      Geon Co                                                             212,113
        9,000      W.R. Grace & Co*                                                    172,125
                                                                                 --------------
                                                                                       384,238
                                                                                 --------------

                   Communications -- 0.1%
        6,400      Aerial Communications Inc*                                          100,800
          900      Metro Networks Inc*                                                  51,300
                                                                                 --------------
                                                                                       152,100
                                                                                 --------------

                   Computer and Office Equipment -- 3.8%
        6,900      Apex Inc*                                                           228,994
        7,400      Auspex Systems Inc*                                                  81,863
        7,200      CDW Computer Centers Inc*                                           319,500
        5,300      Emulex Corp*                                                        365,369
        6,100      Infocus Systems Inc*                                                 97,600
       13,600      Micron Electronics Inc*                                             131,750

2            See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Computer and Office Equipment -- continued
        8,600      MTI Technology Corp*                                                191,888
       28,600      Rational Software Corp*                                             773,987
        6,900      Sandisk Corp*                                                       582,188
        7,300      Sequent Computer Inc*                                               128,663
       18,100      Silicon Graphics Inc*                                               207,019
          700      SMART Modular Technologies Inc*                                      14,569
       10,600      Sterling Software Inc*                                              213,325
       19,500      Symbol Technologies Inc                                             678,843
       11,900      Visual Networks Inc*                                                493,850
       16,100      Xircom Inc*                                                         640,981
                                                                                 --------------
                                                                                     5,150,389
                                                                                 --------------

                   Construction -- 2.0%
       20,900      Centex Corp                                                         587,813
        2,200      Crossmann Communities Inc*                                           55,550
        6,900      Granite Construction Inc                                            172,500
       27,000      Horton (DR) Inc                                                     393,188
        8,100      Insituform Technologies Inc, Class A*                               168,075
        7,100      Johns Manville Corp                                                 102,063
       16,900      Kaufman & Broad Home Corp                                           345,394
        7,900      MDC Holdings Inc                                                    148,619
        4,200      NVR Inc*                                                            242,813
       12,500      Pulte Corp                                                          289,063
       12,400      Standard Pacific Corp                                               138,725
                                                                                 --------------
                                                                                     2,643,803
                                                                                 --------------

                   Consumer Goods -- 3.8%
        5,400      Brown Shoe Co Inc                                                    93,825
       16,400      Burlington Industries Inc*                                           93,275
       32,000      Callaway Golf Co                                                    318,000
        1,500      Church & Dwight Co Inc                                               69,750
       14,700      Cytyc Corp*                                                         496,125
       10,500      Donna Karan International Inc*                                       86,625
       10,950      Fossil Inc*                                                         341,503
        8,800      Furniture Brands International Inc*                                 176,550
        9,100      Genesco Inc*                                                        108,063
        4,400      Guess ? Inc*                                                         58,025
        2,400      Jakks Pacific Inc*                                                   72,300

             See accompanying notes to the financial statements.               3

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Consumer Goods -- continued
       25,200      Jones Apparel Group Inc*                                            653,625
        4,300      K-Swiss Inc, Class A                                                134,913
        2,900      Knoll Inc*                                                           77,575
       13,600      La-Z-Boy Chair Co                                                   298,350
        5,200      O'Sullivan Industries Holdings Inc*                                  81,900
        3,300      Oneida Ltd                                                           78,788
        7,700      Osh Kosh B Gosh, Class A                                            124,163
        8,800      Patterson Dental Company*                                           360,800
       10,900      Pinnacle Systems Inc*                                               355,613
       11,750      Quiksilver Inc*                                                     202,688
        7,500      Scholastic Corp*                                                    297,188
          600      SCP Pool Corp*                                                       13,800
        4,300      THQ Inc*                                                            135,988
        7,300      Tiffany & Co                                                        385,988
                                                                                 --------------
                                                                                     5,115,420
                                                                                 --------------

                   Electronic Equipment -- 13.8%
       12,600      3DFX Interactive Inc*                                               140,175
       18,600      Actel Corp*                                                         291,788
       45,000      Adaptec Inc*                                                      1,754,999
        6,300      Alpha Industries Inc*                                               358,706
       29,200      American Power Conversion Corp*                                     512,825
       10,700      Antec Corp*                                                         487,519
       16,900      Atmel Corp*                                                         664,381
        3,200      Atmi Inc*                                                           105,600
        6,000      C&D Technology Inc                                                  189,000
       21,400      C-Cube Microsystems Inc*                                            595,188
       18,300      Cellnet Data Systems*                                               127,528
        2,400      Concord Communications Inc*                                          88,575
          600      Conexant Systems Inc*                                                43,125
        5,400      CTS Corp                                                            257,175
        2,300      Customtracks Corp*                                                   88,263
       41,200      Cypress Semiconductor Corp*                                         952,749
       31,100      Digital Microwave Corp*                                             425,681
       14,000      DII Group Inc*                                                      496,125
       18,400      DSP Communications Inc*                                             432,400
        5,300      Electro Scientific Industries*                                      212,000

4            See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Electronic Equipment -- continued
        4,800      FSI International Inc*                                               30,900
        7,100      Hadco Corp*                                                         295,094
          900      Harmonic Lightwaves Inc*                                            113,400
        9,100      Hutchinson Technology Inc*                                          245,700
       46,300      Integrated Device Technology Inc*                                   902,849
       22,600      Interdigital Communications Corp*                                   138,425
       24,700      International Rectifier Corp*                                       398,288
       10,300      Kent Electronics Corp*                                              174,456
       33,600      Komag Inc*                                                          107,100
        8,800      MEMC Electronic Materials Inc*                                      174,900
       16,600      Microchip Technology Inc*                                           908,849
       26,000      National Semiconductor Corp*                                        732,874
       32,700      P-Com Inc*                                                          157,369
        5,300      Park Electrochemical Corp                                           154,031
       26,000      Picturetel Corp*                                                    143,814
       20,300      PMC-Sierra Inc*                                                   1,887,899
        5,200      Polycom Inc*                                                        190,125
        7,700      Powertel Inc*                                                       284,900
          600      QLogic Corp*                                                         52,238
       28,800      Read Rite Corp*                                                     162,000
        8,700      Remec Inc*                                                          108,206
        4,800      Scientific Atlanta Inc                                              246,000
        5,400      SDL Inc*                                                            442,125
        7,400      Semtech Corp*                                                       518,463
       15,900      Sensormatic Electronics Corp*                                       185,831
        9,100      Silicon Valley Group Inc*                                           108,063
        8,350      SLI Inc*                                                            204,575
        2,600      Stoneridge Inc*                                                      46,800
        4,000      Transwitch Corp*                                                    198,750
        4,100      Triumph Group Inc*                                                  101,475
       18,500      Unitrode Corp*                                                      756,187
       20,700      Westell Technologies Inc*                                           156,544
                                                                                 --------------
                                                                                    18,552,032
                                                                                 --------------

                   Food and Beverage -- 2.0%
        2,600      Agribrands International Inc*                                       126,425
       15,000      Cadiz Inc*                                                          150,000

             See accompanying notes to the financial statements.               5

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Food and Beverage -- continued
        9,700      Coors (Adolph) Co, Class B                                          553,506
       16,800      Darden Restaurants Inc                                              262,500
        2,100      Hormel (Geo A) and Co                                                84,525
       15,800      IBP Inc                                                             362,413
        3,400      Performance Food Group Co*                                           88,506
        1,450      Pilgrims Pride Corp, Class A*                                        11,781
       15,800      Ryan's Family Steak Houses Inc*                                     153,063
       13,700      Smithfield Foods Inc*                                               402,438
       15,000      Topp Inc (The)*                                                     133,125
       12,000      Wendy's International Inc                                           336,000
                                                                                 --------------
                                                                                     2,664,282
                                                                                 --------------

                   Health Care -- 8.0%
       24,700      Apria Healthcare Group*                                             416,813
        9,000      Bard (CR)                                                           419,625
       12,666      Bindley Western Industries Inc                                      212,156
        6,100      Carematrix Corp*                                                     49,563
       29,800      Chiron Corp*                                                        957,324
       20,500      Columbia Laboratories Inc*                                          126,844
        5,300      Cooper (The) Companies Inc                                          126,869
       15,300      Express Scripts Inc, Class A*                                     1,030,837
        3,500      Gliatech Inc*                                                        70,656
        6,700      Hooper Holmes Inc                                                   153,263
       13,500      Idexx Laboratories Inc*                                             229,500
       46,400      Laboratory Corporation of America Holdings*                         133,400
        8,300      Lincare Holdings Inc*                                               218,913
       14,700      Medimmune Inc*                                                    1,516,855
       11,600      Medquist Inc*                                                       403,825
       11,100      Mid Atlantic Medical Services Inc*                                   93,656
        6,100      Novoste Corp*                                                       133,819
        3,000      OEC Medical Systems Inc*                                            103,500
       11,000      Orthodontic Centers of America*                                     178,750
        4,500      Perclose Inc*                                                       238,219
       10,500      Renal Care Group Inc*                                               200,813
        5,400      ResMed Inc*                                                         149,850
        3,200      Techne Corp*                                                         99,200
       12,700      US Bioscience Inc*                                                  147,638
       35,600      Visx Inc*                                                         3,221,799

6            See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Health Care -- continued
        2,600      Xomed Surgical Products Inc*                                        152,913
                                                                                 --------------
                                                                                    10,786,600
                                                                                 --------------

                   Insurance -- 1.4%
        2,200      Brown & Brown Inc                                                    78,650
        4,000      E. W. Blanch Holdings Inc                                           265,000
        8,220      Fidelity National Financial Inc                                     126,383
        3,600      Foremost Corp of America                                             85,500
        3,600      Gallagher (Arthur J) and Co                                         196,650
        3,300      Hilb Rogal and Hamilton Co                                           79,613
        2,800      Medical Assurance Inc*                                               70,350
       38,700      Oxford Health Plans Inc*                                            599,850
        4,100      Stewart Information Services Corp                                    85,331
        9,500      UICI*                                                               249,969
                                                                                 --------------
                                                                                     1,837,296
                                                                                 --------------

                   Lodging -- 0.1%
       14,300      Boyd Gaming Corp*                                                    76,863
        2,500      Trendwest Resorts Inc*                                               61,875
                                                                                 --------------
                                                                                       138,738
                                                                                 --------------

                   Machinery -- 3.7%
        9,100      American Standard Co*                                               373,100
        9,000      Astec Industries*                                                   304,875
        6,000      Asyst Technologies Inc*                                             187,500
        4,700      Aviall Inc*                                                          52,288
        9,500      Briggs & Stratton Corp                                              578,313
        3,500      Detroit Diesel Corp                                                  71,531
        6,600      Donaldson Co Inc                                                    129,525
       11,450      Dycom Industries Inc*                                               353,519
        2,900      Federal Mogul Corp                                                  132,313
        8,200      Helix Technology Corp                                               231,650
       13,900      JLG Industries Inc                                                  246,725
       11,300      Kulicke & Soffa Industries*                                         232,356
       10,400      Lam Research Corp*                                                  586,950
       12,800      Mohawk Industries Inc*                                              289,600
        9,000      Pall Corp                                                           178,875
        6,300      Scott Technologies Inc*                                             119,503
        3,700      Tecumseh Products Co                                                210,900

             See accompanying notes to the financial statements.               7

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Machinery -- continued
        7,200      Terex Corp*                                                         193,500
        4,000      Toro Co                                                             147,000
       14,500      Ultratech Stepper Inc*                                              193,938
        3,000      Woodward Governor Co                                                 74,625
        1,400      York International Corp                                              57,575
                                                                                 --------------
                                                                                     4,946,161
                                                                                 --------------

                   Manufacturing -- 1.7%
        5,100      Blyth Industries Inc*                                               144,394
       26,300      Dal Tile International Inc*                                         233,413
       18,500      General Cable Corp                                                  268,250
       20,100      Gentex Corp*                                                        384,413
        4,600      Lafarge Corp                                                        126,500
        8,000      Manitowoc Co Inc                                                    296,500
        3,200      Nortek Inc*                                                         114,000
        9,500      Owens Corning                                                       267,188
        3,200      Temple Inland Inc                                                   198,400
       10,200      Tower Automotive Inc*                                               204,000
        2,100      Tredegar Industries                                                  45,675
                                                                                 --------------
                                                                                     2,282,733
                                                                                 --------------

                   Metals and Mining -- 0.4%
        6,900      Amcol International Corp                                            100,050
       17,800      Stillwater Mining Co*                                               392,713
                                                                                 --------------
                                                                                       492,763
                                                                                 --------------

                   Oil and Gas -- 1.6%
        3,100      Barrett Resources Corp*                                             111,794
        2,800      Basin Exploration Inc*                                               63,700
        8,700      Brown Tom Inc*                                                      143,006
       32,700      Chesapeake Energy Corp*                                             106,275
        4,800      Equitable Resources Inc                                             176,400
       11,200      Forest Oil Corp*                                                    167,300
       56,500      Grey Wolf Inc*                                                      162,438
       62,900      Harken Energy Corp*                                                 106,144
        2,000      Houston Exploration Co*                                              42,500
        6,100      HS Resources Inc*                                                   104,463
        8,000      Marine Drilling Co Inc*                                             127,000
       14,000      Meridian Resource Corp*                                              66,500


8            See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Oil and Gas -- continued
        1,400      Mitchell Energy, Class B                                             27,650
        4,100      Newfield Exploration Co*                                            124,538
       12,200      Patterson Energy Inc*                                               163,938
       13,300      Pioneer Natural Resources Co                                        151,288
        3,700      Plains Resource Inc*                                                 69,838
        5,200      Stone Energy Corp*                                                  276,900
        2,000      Union Pacific Resources Group                                        35,875
                                                                                 --------------
                                                                                     2,227,547
                                                                                 --------------

                   Paper and Allied Products -- 1.1%
        2,300      Boise Cascade Corp                                                   83,663
       26,600      Gaylord Container Corp, Class A*                                    214,463
       14,900      Longview Fibre Co                                                   192,769
       15,400      Louisiana Pacific Corp                                              284,900
        4,400      Mead Corp                                                           164,175
        4,900      Pentair Inc                                                         222,950
        4,300      Shorewood Packaging Corp*                                            63,425
       12,200      United Stationers Inc*                                              276,025
                                                                                 --------------
                                                                                     1,502,370
                                                                                 --------------

                   Pharmaceuticals -- 6.2%
        3,400      Algos Pharmaceuticals Corp*                                          28,263
        4,100      Amerisource Health Corp*                                            105,831
        3,000      Andrx Corp*                                                         215,625
        9,800      Aviron*                                                             275,013
       12,100      Biomatrix Inc*                                                      237,463
       35,700      Genzyme Corp - General Division*                                  2,014,818
        5,565      Gilead Sciences Inc*                                                433,722
        7,600      IDEC Pharmaceuticals Corp*                                          965,674
       34,800      Ivax Corp*                                                          574,200
       22,900      Ligand Pharmaceuticals Inc, Class B*                                154,575
       22,800      Liposome Company Inc*                                               449,589
       60,700      Medpartners Inc*                                                    424,900
       10,900      Millipore Corp                                                      411,475
       17,500      Roberts Pharmaceutical Corp*                                        469,219
        8,400      Sangstat Medical Corp*                                              173,250
       14,600      Sepracor Inc*                                                     1,093,174
       11,100      Triangle Pharmaceuticals Inc*                                       203,963

             See accompanying notes to the financial statements.               9

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Pharmaceuticals -- continued
        7,400      Vical Inc*                                                           98,975
                                                                                 --------------
                                                                                     8,329,729
                                                                                 --------------

                   Primary Materials -- 0.7%
        4,300      Centex Construction Products Inc                                    165,281
        5,775      Elcor Corp                                                          111,169
        2,600      Florida Rock Industries                                             103,838
       12,600      USG Corp                                                            617,400
                                                                                 --------------
                                                                                       997,688
                                                                                 --------------
                   Primary Processing -- 0.7%
       10,800      AK Steel Holding Corp                                               226,800
        7,700      Belden Inc                                                          180,469
        8,700      Commscope Inc*                                                      299,606
        4,500      Imco Recycling Inc                                                   70,594
        4,500      Ryerson Tull Inc                                                     85,219
        8,900      Titanium Metals Corp                                                 76,206
                                                                                 --------------
                                                                                       938,894
                                                                                 --------------
                   Printing and Publishing -- 1.3%
        4,600      Consolidated Graphics Inc*                                          194,350
        8,900      Harland (JH) Co                                                     176,888
        5,900      Harte Hanks Communications                                          132,381
        4,500      Houghton Mifflin Co                                                 214,875
        7,000      John Wiley and Sons Inc, Class A                                    113,750
        3,700      McClatchy Newspapers Inc                                            127,881
        3,900      Playboy Enterprises Inc, Class B*                                    82,144
       15,100      Valassis Communications Inc*                                        660,625
          600      World Color Press Inc*                                               22,050
                                                                                 --------------
                                                                                     1,724,944
                                                                                 --------------
                   Real Estate -- 0.6%
        8,400      Catellus Development Corp*                                          114,975
        4,300      CN Fairfield Communities Inc*                                        55,900
        8,200      Lennar Corp                                                         155,800
        5,800      LNR Property Corp                                                   108,025
        5,300      Redwood Trust Inc*                                                   74,531
        4,800      Summit Properties Inc                                                95,400
        4,700      Town & Country Trust                                                 81,663
        5,700      Webb (D) Corp                                                       123,975
                                                                                 --------------
                                                                                       810,269
                                                                                 --------------

10           See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Retail Trade -- 8.9%
       35,000      7 Eleven Inc*                                                        72,188
        4,525      99 Cents Only Stores*                                               162,900
        5,700      Action Performance Cos Inc*                                         140,719
       19,000      American Eagle Outfitters Inc*                                      745,749
        9,700      Ames Department Stores Inc*                                         284,938
       18,100      AnnTaylor Stores Corp*                                              599,563
       15,600      Brinker International Inc*                                          374,400
        5,950      Buckle Inc*                                                         100,406
       11,300      Cato Corp, Class A                                                  151,844
       15,650      CEC Entertainment Inc*                                              436,244
       38,800      Charming Shoppes Inc*                                               215,825
        4,300      Chicos Fas Inc*                                                      95,406
        6,700      Children's Place Retail Stores Inc*                                 211,888
       10,700      Cost Plus Inc*                                                      476,150
        3,400      CPI Corp                                                            110,500
        2,900      Dave and Busters Inc*                                                34,075
       11,625      Dollar Tree Stores Inc*                                             383,625
        5,800      Ethan Allen Interiors Inc                                           169,288
       40,300      Family Dollar Stores Inc                                            793,405
       17,700      Foodmaker Inc*                                                      408,206
        1,300      Goodys Family Clothing Inc*                                          11,984
        8,300      Gymboree Corp*                                                       43,056
        7,200      Haverty Furniture Companies Inc                                     116,550
       11,300      Linens N Things Inc*                                                387,025
       18,900      Micro Warehouse Inc*                                                231,525
       25,700      Musicland Stores Corp*                                              218,450
        3,800      NPC International Inc*                                               42,988
        4,900      O'Reilly Automotive Inc*                                            187,425
       22,800      Outback Steakhouse Inc*                                             675,449
       16,900      Pacific Sunwear of California*                                      392,925
        5,500      Papa Johns International Inc*                                       218,625
        8,100      Petco Animal Supplies Inc*                                          101,250
       59,200      Petsmart Inc*                                                       284,900
       15,100      Ross Stores Inc                                                     628,538

             See accompanying notes to the financial statements.              11

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Retail Trade -- continued
       12,200      Ruby Tuesday Inc                                                    221,125
       19,500      Spiegel Inc, Class A*                                               174,281
       30,600      Sunglass Hut Inc*                                                   386,325
       10,900      Talbots Inc                                                         337,219
        9,000      The Cheesecake Factory Inc*                                         272,250
       15,100      Transportation World Entertainment Corp*                            181,200
       31,550      Valhi Inc                                                           356,909
        6,000      Valuevision International Inc, Class A*                             143,250
        7,800      Wet Seal Inc*                                                       118,950
        7,600      Williams-Sonoma Inc*                                                296,400
                                                                                 --------------
                                                                                    11,995,918
                                                                                 --------------

                   Services -- 8.4%
        4,000      Abacus Direct Corp*                                                 407,750
       13,500      Acnielson Corp*                                                     337,500
        5,900      Advo Inc*                                                           115,788
        9,300      AMF Bowling Inc*                                                     37,200
        2,500      Aquarion Co                                                          90,000
        6,600      Argosy Gaming Co*                                                    89,513
       15,200      Aztar Corp*                                                         139,650
        1,800      Bally Total Fitness Holdings Corp*                                   57,713
        8,900      Buffets Inc*                                                         99,569
        4,200      Burns International Services Corp*                                   65,888
        6,000      Capital Senior Living Corp*                                          47,250
        4,900      Casella Waste Systems Inc, Class A*                                  83,300
        6,100      Catalina Marketing Corp*                                            553,575
        2,500      Celgene Corp*                                                        42,656
       23,000      Cephalon Inc*                                                       435,563
        2,700      Championship Auto Racing Teams, Inc*                                 89,606
       15,100      COR Therapeutics Inc*                                               329,369
       17,400      Devry Inc*                                                          363,225
        7,500      Dollar Thrifty Automotive Group Inc*                                141,094
        1,900      E-Town Corp                                                          96,425
       13,800      Education Management Corp*                                          178,538
        6,200      Extended Stay America Inc*                                           55,800
        7,800      First Consulting Group Inc*                                          99,938
       13,500      Handleman Co*                                                       178,875


12           See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Services -- continued
       28,300      Hollywood Entertainment Corp*                                       383,819
       10,300      Hollywood Park District Inc*                                        174,456
       21,900      Icos Corp*                                                          696,693
        5,600      IT Group Inc*                                                        66,850
       16,550      Labor Ready Inc*                                                    265,834
       11,400      Metamor Worldwide Inc*                                              182,757
       28,200      Metromedia International Group Inc*                                 178,013
        6,000      Millennium Pharmaceuticals Inc*                                     353,625
       26,300      Modis Professional Services Inc*                                    415,869
       10,600      Navigant Consulting Inc*                                            465,075
        6,300      NCO Group Inc*                                                      286,650
        4,200      Neurogen Corp*                                                       67,725
        5,300      ON Assignment Inc*                                                  158,338
       33,600      PER-SE Technologies Inc*                                            119,700
        6,200      Personnel Group of America Inc*                                      51,925
        3,700      Philadelphia Suburban Corp                                           85,794
        7,800      Regis Corp                                                          149,175
       20,400      Sitel Corp*                                                          80,325
        8,500      Sonic Corp*                                                         260,313
        2,700      Speedway Motorsports Inc*                                           100,744
       15,600      Station Casinos Inc*                                                315,900
        3,700      Stone & Webster Inc                                                  95,044
       14,400      Sunterra Resorts Inc*                                               189,900
        3,800      Superior Consultant Holdings*                                        86,925
       21,300      UnitedGlobal.Com Inc, Class A*                                    1,560,224
        3,600      URS Corp*                                                            89,100
        7,200      Whittman-Hart Inc*                                                  189,450
       13,700      WMS Industries Inc*                                                 148,988
                                                                                 --------------
                                                                                    11,354,996
                                                                                 --------------

                   Technology -- 13.7%
       32,400      Acclaim Entertainment Inc*                                          228,825
       11,500      Acxiom Corp*                                                        201,969
        3,200      Advanced Energy Industries Inc*                                     110,000
       16,900      Advanced Micro Devices Inc*                                         349,619
        2,400      Advent Software Inc*                                                117,900
        2,300      Affiliated Computer Services Inc*                                    98,325

             See accompanying notes to the financial statements.              13

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Technology -- continued
       19,500      American Management Systems Inc*                                    558,188
        2,000      Aspect Development Inc*                                              31,375
        4,400      AVT Corp*                                                           124,300
        7,800      Bisys Group Inc*                                                    370,500
       12,100      Clarify Inc*                                                        532,400
       10,000      Cognex Corp*                                                        301,875
        2,900      Cohu Inc                                                            123,975
        7,800      Credence Systems Corp*                                              335,400
       14,200      CSG Systems International Inc*                                      320,388
        9,100      Cybercash Inc*                                                       79,625
       11,900      Data Broadcasting Corp*                                              89,250
       10,200      Dendrite International Inc*                                         424,575
        7,900      Dionex Corp*                                                        314,519
        5,300      DST Systems Inc*                                                    352,450
        6,300      Electroglas Inc*                                                    121,275
       18,400      Electronics For Imaging Inc*                                      1,078,699
        3,700      Factset Research Systems Inc                                        171,356
        8,700      FileNet Corp*                                                        90,263
        5,000      IMR Global Corp*                                                     85,313
       76,600      Informix Corp*                                                      557,748
        8,800      Infousa Inc, Class B*                                                44,550
        9,100      Intel Corp                                                          747,905
        8,200      International Telecomm Data Systems Inc*                             64,575
        3,700      JDA Software Group Inc*                                              33,069
        6,900      JDS Uniphase Corp*                                                  731,830
        4,700      Kronos Inc*                                                         235,735
       25,000      Legato Systems Inc*                                               1,076,562
        6,400      LHS Group Inc*                                                      212,400
        2,600      LTX Corp*                                                            33,800
       20,900      Macromedia Inc*                                                     828,162
       16,300      Manugistics Group Inc*                                              203,750
       11,100      Mastech Corp*                                                       192,169
        1,375      Medical Manager Corp*                                                81,813
       18,600      Mentor Graphics Corp*                                               166,820
       26,600      Mercury Interactive Corp*                                         1,270,149
        1,700      Micromuse Inc*                                                       97,113
       13,400      National Computer System Inc                                        522,600

14           See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Technology -- continued
        8,400      Network Appliance Inc*                                              551,775
        1,200      Network Solutions Inc*                                               69,150
        2,800      New Era of Networks Inc*                                             46,900
       11,200      Open Market Inc*                                                    135,800
        2,500      Optical Coating Laboratories Inc                                    191,875
        2,400      Pixar Inc*                                                           81,750
        9,700      Progress Software Corp*                                             297,063
        2,100      Psinet Inc*                                                         100,538
        2,400      QRS Corp*                                                           115,500
        6,800      Radiant Systems Inc*                                                133,875
        2,200      Radisys Corp*                                                        84,700
        9,700      Remedy Corp*                                                        237,650
       35,300      S3 Inc*                                                             353,000
       11,800      Security Dynamics Technologies Inc*                                 278,775
       47,800      Sybase Inc*                                                         597,500
        5,400      Sykes Enterprises Inc*                                              129,600
       10,500      Symantec*                                                           315,000
       12,700      Synopsys Inc*                                                       710,405
        2,600      USWeb Corp*                                                          50,700
        4,100      Waters Corp*                                                        270,344
                                                                                 --------------
                                                                                    18,465,014
                                                                                 --------------

                   Telecommunications -- 3.5%
        2,800      Adelphia Communications Corp, Class A*                              173,600
       12,000      American Mobile Satellite Corp*                                     234,000
       17,500      Brightpoint Inc*                                                     61,798
       21,500      Centennial Cellular Corp, Class A*                                  841,187
        5,100      Commnet Cellular Inc*                                               159,375
        3,300      Commonwealth Telephone Enterprises Inc*                             140,663
       17,400      Comsat Corp                                                         604,650
        1,900      Hispanic Broadcasting Corp*                                         142,025
       25,800      Paging Network Inc*                                                  79,820
        5,300      Price Communications Corp*                                          108,981
       15,900      Skytel Communications Inc*                                          315,019
       25,000      Talk Com Inc*                                                       257,813
        6,900      Telephone and Data Systems Inc                                      479,550
        4,400      Transaction Network Services Inc*                                   193,050

             See accompanying notes to the financial statements.              15

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares            Description                                                    Value($)
---------------------------------------------------------------------------------------------------
                   Telecommunications -- continued
        9,800      TV Guide Inc, Class A*                                              271,950
       14,300      Western Wireless Corp, Class A*                                     553,231
        5,400      World Access Inc*                                                    67,163
                                                                                 --------------
                                                                                     4,683,875
                                                                                 --------------

                   Textiles -- 0.7%
       47,600      Shaw Industries Inc                                                 951,999
                                                                                 --------------

                   Tobacco -- 0.1%
        4,600      Brooke Group Ltd                                                     89,413
                                                                                 --------------

                   Transportation -- 2.1%
       39,300      Airtran Holdings Inc*                                               217,380
       11,400      American Freightways Corp*                                          239,400
        2,800      American West Holdings Corp, Class B*                                54,600
        5,950      Atlas Air Inc*                                                      162,138
       14,400      Comair Holdings Inc                                                 304,200
        5,000      Landstar System Inc*                                                185,000
        3,700      M.S. Carriers Inc*                                                  105,450
       11,300      Mesa Airline Group Inc*                                              77,688
        5,800      Mesaba Holdings Inc*                                                 71,775
        6,200      Midwest Express Holdings Inc*                                       167,400
        8,200      MotivePower Industries Inc*                                         101,475
        5,900      Navistar International Corp*                                        286,888
        7,400      Newport News Shipbuilding Inc                                       232,638
        2,100      Roadway Express Inc                                                  44,231
       12,300      Skywest Inc                                                         247,538
        5,600      US Freightways Corp                                                 271,600
                                                                                 --------------
                                                                                     2,769,401
                                                                                 --------------

                   Utilities -- 3.0%
        2,900      California Water Service Group                                       86,638
        6,000      Calpine Corp*                                                       543,750
        1,500      Cilcorp Inc                                                          96,656
        3,800      DQE Inc                                                             147,013
        5,700      Empire District Electric Co                                         145,350

16           See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares/
   Par Value ($)        Description                                                    Value($)
-----------------------------------------------------------------------------------------------------
                   Utilities -- continued
       39,300      Energy East Corp                                                    982,499
       22,300      Niagara Mohawk Holdings Inc*                                        337,288
       12,600      Northeast Utilities*                                                221,288
       15,700      OGE Energy Corp                                                     368,950
        9,500      Potomac Electric Power Co                                           251,750
       12,500      Public Service Co of North Carolina                                 381,250
       11,400      Southwest Natural Gas Corp                                          317,775
        7,700      Southwestern Energy Co                                               68,819
        4,300      Western Gas Resources Inc                                            73,369
                                                                                 --------------
                                                                                     4,022,395
                                                                                 --------------

                   TOTAL COMMON STOCKS  (COST  $124,149,946)                       133,388,609
                                                                                 --------------

                   SHORT-TERM INVESTMENTS -- 8.4%

                   Cash Equivalents -- 5.9%
    $3,968,794     BankBoston Eurodollar Time Deposit, 5.4325%, due
                   10/29/99(a)                                                       3,968,794
    $4,000,000     Prudential Securities Group Inc, Master Note, 5.625%, due
                   3/10/2000(a)                                                      4,000,000
                                                                                 --------------
                                                                                     7,968,794
                                                                                 --------------

                   U.S. Government -- 1.1%
    $1,535,000     U.S. Treasury Bill, 4.68%, due 10/21/99(b)                        1,518,686
                                                                                 --------------

                   Repurchase Agreements -- 1.4%
    $1,797,949     Salomon Smith Barney Inc. Repurchase Agreement, dated
                   8/31/99, due 9/1/99, with a maturity value of $1,798,183
                   and an effective yield of 4.68%, collateralized by a U.S.
                   Treasury Obligation with a rate of 7.25%, maturity date of
                   5/15/16 and market value, including accrued interest, of
                   $1,833,908.                                                       1,797,949
                                                                                 --------------

                   TOTAL SHORT-TERM INVESTMENTS
                    (COST  $11,292,032)                                             11,285,429
                                                                                 --------------

                   TOTAL INVESTMENTS -- 107.6%
                   (COST $135,441,978)                                             144,674,038

                   Other Assets and Liabilities (net)-- (7.6)%                     (10,157,170)
                                                                                 --------------

                   TOTAL NET ASSETS -- 100%                                      $ 134,516,868
                                                                                 ==============

             See accompanying notes to the financial statements.              17

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Notes to the Schedule of Investments:

       *   Non-income producing security.
       (a) Represents investments of security lending collateral (Note 1).
       (b) All or a portion of this security has been segregated to cover margin requirements on financial future contracts.

18           See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $135,441,978) (Note 1)                              $144,674,038
   Receivable for investments sold                                                    1,428,572
   Dividends and interest receivable                                                     46,779
   Receivable for variation margin on closed futures contracts (Note 1)                     301
   Receivable for expenses waived or borne by Manager (Note 2)                           11,748
                                                                                   -------------

       Total assets                                                                 146,161,438
                                                                                   -------------

Liabilities:
   Payable for investments purchased                                                  3,582,044
   Payable upon return of securities loaned (Note 1)                                  7,968,794
   Payable to affiliate for (Note 2):
      Management fee                                                                     37,738
      Shareholder service fee                                                            15,522
   Accrued expenses                                                                      40,472
                                                                                   -------------

       Total liabilities                                                             11,644,570
                                                                                   -------------

Net assets                                                                         $134,516,868
                                                                                   =============

Net assets consist of:
   Paid-in capital                                                                 $119,861,390
   Accumulated undistributed net investment income                                        3,972
   Accumulated undistributed net realized gain                                        5,419,446
   Net unrealized appreciation                                                        9,232,060
                                                                                   =============
                                                                                   $134,516,868
                                                                                   =============

Net assets attributable to:
   Class III shares                                                                $134,516,868
                                                                                   =============

Shares outstanding:
   Class III                                                                         11,356,077
                                                                                   =============

Net asset value per share:
   Class III                                                                       $      11.85
                                                                                   =============

              See accompanying notes to the financial statements.             19

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of  $135)                                    $   242,828
   Interest (including securities lending income of $35,287)                            132,868
                                                                                    ------------

       Total income                                                                     375,696
                                                                                    ------------

Expenses:
   Management fee (Note 2)                                                              221,419
   Custodian and transfer agent fees                                                     46,902
   Audit fees                                                                            16,932
   Legal fees                                                                             2,400
   Trustees fees (Note 2)                                                                   740
   Registration fees                                                                        364
   Miscellaneous                                                                          1,840
   Fees waived or borne by Manager (Note 2)                                             (69,178)
                                                                                    ------------
                                                                                        221,419
   Shareholder service fee (Note 2)
       Class III                                                                        100,645
                                                                                    ------------
       Net expenses                                                                     322,064
                                                                                    ------------

          Net investment income                                                          53,632
                                                                                    ------------

Realized and unrealized gain:
   Net realized gain on:
       Investments                                                                    7,489,982
       Closed futures contracts                                                          66,189
                                                                                    ------------

          Net realized gain                                                           7,556,171
                                                                                    ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                    4,379,991
       Open futures contracts                                                            14,860
                                                                                    ------------

          Net unrealized gain                                                         4,394,851
                                                                                    ------------

       Net realized and unrealized gain                                              11,951,022
                                                                                    ------------

Net increase in net assets resulting from operations                                $12,004,654
                                                                                    ============

20             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                         Ended August         Year Ended
                                                                           31, 1999          February 28,
                                                                          (Unaudited)            1999
                                                                        ----------------    -------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                $    53,632         $    644,666
   Net realized gain                                                      7,556,171           10,411,205
   Change in net unrealized appreciation (depreciation)                   4,394,851          (29,532,766)
                                                                        ------------        -------------

   Net increase (decrease) in net assets resulting from operations       12,004,654          (18,476,895)
                                                                        ------------        -------------

Distributions to shareholders from:
   Net investment income
       Class III                                                           (158,896)            (535,430)
                                                                        ------------        -------------
       Total distributions from net investment income                      (158,896)            (535,430)
                                                                        ------------        -------------
   Net realized gains
       Class III                                                           (803,980)         (10,987,255)
                                                                        ------------        -------------
       Total distributions from net realized gains                         (803,980)         (10,987,255)
                                                                        ------------        -------------

                                                                           (962,876)         (11,522,685)
                                                                        ------------        -------------
   Net share transactions: (Note 5)
       Class III                                                         (6,508,281)        (239,630,042)
                                                                        ------------        -------------
   Decrease in net assets resulting from net share transactions          (6,508,281)        (239,630,042)
                                                                        ------------        -------------

      Total increase (decrease) in net assets                             4,533,497         (269,629,622)

Net assets:
   Beginning of period                                                  129,983,371          399,612,993
                                                                        ------------        -------------


   End of period (including accumulated undistributed net
      investment income of $3,972 and $109,236, respectively)          $134,516,868        $129,983,371
                                                                       =============       =============

             See accompanying notes to the financial statements.              21

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                              Six Months Ended
                                               August 31, 1999           Year Ended February 28,
                                                                  --------------------------------------
                                                 (Unaudited)        1999          1998           1997*
                                                 -----------      ---------      --------      ---------
Net asset value, beginning of period             $    10.88       $  12.28       $  9.82       $  10.00
                                                 -----------      ---------      --------      ---------
Income from investment operations:
   Net investment income                               0.01           0.03          0.05           0.01
   Net realized and unrealized gain (loss)             1.05          (0.98)         3.43          (0.19)
                                                 -----------      ---------      --------      ---------
      Total from investment operations                 1.06          (0.95)         3.48          (0.18)
                                                 -----------      ---------      --------      ---------
Less distributions to shareholders:
   From net investment income                         (0.02)         (0.02)        (0.06)            --
   In excess of net investment income                    --             --         (0.01)            --
   From net realized gains                            (0.07)         (0.43)        (0.95)            --
                                                 -----------      ---------      --------      ---------
      Total distributions                             (0.09)         (0.45)        (1.02)            --
                                                 -----------      ---------      --------      ---------
Net asset value, end of period                   $    11.85       $  10.88       $ 12.28       $   9.82
                                                 ===========      =========      ========      =========

Total Return (a)                                       9.67%         (8.20)%       36.66%         (1.80)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)             $  134,517       $129,983       $399,613      $159,898
   Net expenses to average daily                       0.48%**        0.48%         0.48%          0.48%**
      net assets
   Net investment income to
      average daily net assets                         0.08%**        0.21%         0.47%          0.70%**
   Portfolio turnover rate                               87%           113%          132%            13%
   Fees and expenses voluntarily waived
      or borne by the Manager consisted
      of the following per share amounts:        $     0.01       $   0.03       $  0.03       $   0.01

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
*   Period from December 31, 1996 (commencement of operations) to February 28,
    1997.
**  Annualized.

22          See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Small Cap Growth Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 2500 Growth Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.


     Futures contracts
     The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 1999, the Fund had no open futures contracts.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $7,601,858, collateralized by cash in the amount of $7,968,794, which was invested in short-term instruments.


     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund may enter into interest rate and total return swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     perform and that there may be unfavorable changes in the fluctuation of interest rates. The Fund did not have any open swap agreements as of August 31, 1999.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.


     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.


     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $9,792 in purchase premiums and $46,884 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


2.   Fees and other transactions with affiliates


     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.


     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.


     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .50% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .33% of average daily net assets.


     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $740. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $112,977,559 and $111,225,806, respectively.


     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                             Gross Unrealized       Gross Unrealized        Net Unrealized
       Aggregate Cost           Appreciation          Depreciation           Appreciation
     --------------------   -------------------   ------------------   ---------------------
        $135,441,978            $20,125,389            $10,893,329            $9,232,060

4.   Principal shareholders

     At August 31, 1999, 36.3% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:



                                            Six Months Ended                 Year Ended
    Class III:                              August 31, 1999              February 28, 1999
                                      ----------------------------- -----------------------------
                                         Shares         Amount         Shares         Amount
                                      -------------  -------------- -------------  --------------
    Shares sold                             165,285    $  1,958,379     3,439,182  $   39,799,712
    Shares issued to shareholders
        in reinvestment of
        distributions                        72,475         890,619       907,024      11,146,358
    Shares repurchased                     (823,532)     (9,357,279)  (24,951,990)   (290,576,112)
                                      -------------  -------------- -------------  --------------
    Net decrease                           (585,772) $   (6,508,281)  (20,605,784) $ (239,630,042)
                                      =============  ============== =============  ==============

GMO REIT Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------
                Real Estate Investments -- 96.0%

                Common Stocks -- 2.4%

                Diversified-- 0.5%
     25,000     St. Joe Co                                            584,375
                                                                  -----------

                Lodging-- 1.7%
     47,330     Crestline Capital Corp*                               896,312
     12,495     Interstate Hotels Corp*                                45,294
    374,871     Wyndham International Inc, Class A                  1,335,478
                                                                  -----------
                                                                    2,277,084
                                                                  -----------

                Office-- 0.2%
     20,000     Brookfield Properties Corp                            247,500
                                                                  -----------

                Services-- 0.0%
     12,500     Vornado Operating Inc*                                 79,688
                                                                  -----------

                Total Common Stocks  (Cost  $9,113,929)             3,188,647
                                                                  -----------

                Real Estate Investment Trusts -- 93.6%

                Apartments-- 10.2%
     78,200     Apartment Investment & Management Co, Class A       3,206,200
     26,300     BRE Properties Inc                                    664,075
     82,500     Cornerstone Realty Income Trust                       819,844
     72,500     Equity Residential Properties Trust                 3,189,978
     29,600     Gables Residential Trust                              708,550
     25,000     Mid America Apartment Community                       545,313
     28,900     Smith (Charles E) Residential                         991,631
     50,000     Summit Properties Inc                                 993,750
    149,000     United Dominion Realty Trust Inc                    1,713,500
     25,000     Walden Residential Properties Inc                     470,313
                                                                  -----------
                                                                   13,303,154
                                                                  -----------

                Diversified-- 19.1%
    100,000     Catellus Development Corp*                          1,368,750
     91,000     Colonial Properties Trust                           2,474,063
    420,000     Crescent Real Estate Equities                       8,714,999
     97,500     Glenborough Realty Trust Inc                        1,687,969



              See accompanying notes to the financial statements.              1

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Diversified -- continued
     55,200     Meditrust Corp                                        493,350
    122,000     The Rouse Company                                   2,775,500
    215,000     Vornado Realty Trust                                7,336,874
                                                                   ----------
                                                                   24,851,505
                                                                   ----------

                Factory Outlet -- 1.0%
     21,400     Chelsea GCA Realty Inc                                727,600
     70,000     Prime Retail Inc                                      525,000
                                                                   ----------
                                                                    1,252,600
                                                                   ----------

                Industrial -- 6.3%
     59,050     Eastgroup Properties Inc                            1,099,806
     93,300     First Industrial Realty Trust                       2,390,813
     70,000     Liberty Property Trust                              1,715,000
    149,000     Prologis Trust                                      2,924,125
                                                                   ----------
                                                                    8,129,744
                                                                   ----------

                Lodging -- 9.9%
     96,000     Felcor Lodging Trust Inc                            1,722,000
    492,500     Host Marriott Corp                                  4,555,625
    275,000     Starwood Hotels and Resorts Worldwide Inc           6,548,437
                                                                   ----------
                                                                   12,826,062
                                                                   ----------

                Manufactured Housing -- 0.7%
     29,000     Chateau Communities Inc                               844,625
                                                                   ----------

                Office -- 33.5%
     28,500     Alexandria Real Estate Equities Inc                   835,406
     42,900     Arden Realty Group Inc                              1,000,106
     71,000     Bedford Property Investors                          1,260,250
     18,500     Boston Properties Inc                                 616,281
    159,700     Brandywine Realty Trust                             2,864,619
     52,000     Carramerica Realty Corp                             1,196,000
     55,000     Cornerstone Properties Inc                            876,563
    265,286     Duke Realty Investments                             5,952,354
    150,000     Equity Office Properties                            3,834,375
    152,500     Highwood Properties Inc                             3,783,906
     55,700     Kilroy Realty Corp                                  1,277,619


2              See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Office -- continued
     62,800     Koger Equity Inc                                    1,067,600
    200,000     Mack-Cali Realty Corp                               5,675,000
     60,800     Parkway Properties Inc                              2,006,400
    100,000     Prentiss Properties Trust                           2,268,750
     23,600     Prime Group Realty Trust                              390,875
     40,000     Reckson Associates Realty Corp                        830,000
     24,955     Reckson Associates Realty Corp, Class B               542,771
     43,900     SL Green Realty Corp                                  913,669
     84,100     Spieker Properties Inc                              3,216,825
    160,800     Trizec Hahn Corporation                             3,135,600
                                                                  -----------
                                                                   43,544,969
                                                                  -----------

                Regional Malls -- 8.1%
     29,800     CBL & Associates Properties Inc                       741,275
     60,000     General Growth Properties                           1,995,000
     22,900     JP Realty Inc                                         443,688
     68,600     Macerich Co                                         1,719,288
     74,500     Mills Corp                                          1,429,469
     39,700     Simon Property Group Inc                            1,012,350
     55,600     Urban Shopping Centers Inc                          1,706,225
     98,800     Westfield America Inc                               1,432,600
                                                                  -----------
                                                                   10,479,895
                                                                  -----------

                Self Storage -- 0.4%
      5,200     Public Storage Inc                                    135,200
     16,800     Shurgard Storage Centers Inc                          424,200
                                                                  -----------
                                                                      559,400
                                                                  -----------

                Shopping/Power Center -- 3.1%
    100,000     Developers Diversified Realty Corp                  1,493,750
     49,400     JDN Realty Corp                                     1,037,400
     76,780     New Plan Excel Realty Trust                         1,454,021
                                                                  -----------
                                                                    3,985,171
                                                                  -----------

             See accompanying notes to the financial statements.            3

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares/
 Per Value($)   Description                                         Value ($)
--------------------------------------------------------------------------------

                Triple Net Leasing -- 1.3%
     34,200     Hospitalities Properties Trust                        919,125
     33,500     Trinet Corporate Realty Trust Inc                     818,656
                                                                  -----------
                                                                    1,737,781
                                                                  -----------

                Total Real Estate Investment Trusts
                (Cost $149,084,729)                               121,514,906
                                                                  -----------

                Total real estate investments
                (Cost $158,198,658)                               124,703,553
                                                                  -----------

                SHORT-TERM INVESTMENTS -- 13.0%

                Cash Equivalents -- 8.8%
   $ 76,907     BankBoston Eurodollar Time Deposit, 5.4325%,
                due 10/29/99(a)                                        76,907
  4,338,165     Merrimac Cash Fund Premium Class(a)                 4,338,165
 $7,000,000     Prudential Securities Group Inc. Master Note,
                5.6250%, due 3/10/2000(a)                           7,000,000
                                                                  -----------
                                                                   11,415,072
                                                                  -----------

                Repurchase Agreements -- 4.2%
 $5,506,346     Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/99, due 9/1/99, with a maturity
                value of $5,507,062 and an effective yield of
                4.68%, collateralized by a U.S. Treasury
                Obligation with a rate of 7.25%, maturity date
                of 5/15/16 and market value, including accrued
                interest, of $5,616,473.                            5,506,346
                                                                  -----------

                TOTAL SHORT-TERM INVESTMENTS
                (Cost  $16,921,418)                                16,921,418
                                                                  -----------

                TOTAL INVESTMENTS -- 109.0%
                (Cost $175,120,076)                               141,624,971

                Other Assets and Liabilities (net) -- (9.0)%       (11,746,10)
                                                                  -----------

                TOTAL NET ASSETS -- 100%                          $129,878,864
                                                                 ============

                Notes to the Schedule of Investments:

               *   Non-income producing security.
               (a) Represents investments of security lending collateral
                   (Note 1).


4             See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------



Assets:
   Investments, at value (cost $175,120,076) (Note 1)             $141,624,971
   Receivable for investments sold                                      31,095
   Dividends and interest receivable                                   103,297
   Receivable for expenses waived or borne by Manager (Note 2)           6,262
                                                                  ------------

      Total assets                                                 141,765,625
                                                                  ------------

Liabilities:
   Payable for investments purchased                                   367,947
   Payable upon return of securities loaned (Note 1)                11,415,072
   Payable to affiliate for (Note 2):
     Management fee                                                     57,633
     Shareholder service fee                                            14,422
   Accrued expenses                                                     31,687
                                                                  ------------

      Total liabilities                                             11,886,761
                                                                  ------------

Net assets                                                        $129,878,864
                                                                  ============

Net assets consist of:
   Paid-in capital                                                $183,052,962
   Accumulated undistributed net investment income                   4,326,666
   Accumulated net realized loss                                   (24,005,659)
   Net unrealized depreciation                                     (33,495,105)
                                                                  ------------
                                                                  $129,878,864
                                                                  ============

Net assets attributable to:
   Class III shares                                               $129,878,864
                                                                  ============

Shares outstanding:
   Class III                                                        14,552,915
                                                                  ============

Net asset value per share:
   Class III                                                      $       8.92
                                                                  ============


              See accompanying notes to the financial statements.             5

GMO REIT Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends                                                        $4,743,406
   Interest (including securities lending income of $5,250)             80,034
                                                                    ----------

      Total income                                                   4,823,440
                                                                    ----------

Expenses:
   Management fee (Note 2)                                             382,196
   Custodian and transfer agent fees                                    19,008
   Audit fees                                                           18,770
   Legal fees                                                            2,301
   Trustees fees (Note 2)                                                  736
   Registration fees                                                       364
   Miscellaneous                                                         1,104
   Fees waived or borne by Manager (Note 2)                            (42,283)
                                                                    ----------
                                                                       382,196
   Shareholder service fee (Note 2)
      Class III                                                        106,166
                                                                    ----------
      Net expenses                                                     488,362
                                                                    ----------

        Net investment income                                        4,335,078
                                                                    ----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                   (7,775,943)
      Closed futures contracts                                          31,149
                                                                    ----------

        Net realized loss                                           (7,744,794)
                                                                    ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                    7,774,809
      Open futures contracts                                            14,056
                                                                    ----------

        Net unrealized gain                                          7,788,865
                                                                    ----------

      Net realized and unrealized gain                                  44,071
                                                                    ----------

Net increase in net assets resulting from operations                $4,379,149
                                                                    ==========


6              See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                    Six Months Ended
                                     August 31, 1999        Year Ended
                                       (Unaudited)        February 28, 1999
                                     ---------------      -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income              $  4,335,078         $  10,721,126
   Net realized loss                    (7,744,794)          (12,500,837)
   Change in net unrealized
     appreciation (depreciation)         7,788,865           (60,036,287)
                                      ------------         -------------

   Net increase (decrease) in
     net assets resulting
     from operations                     4,379,149           (61,815,998)
                                      ------------         -------------

Distributions to shareholders from:
   Net investment income
      Class III                         (7,241,520)           (3,197,384)
                                      ------------         -------------
      Total distributions from
      net investment income             (7,241,520)           (3,197,384)
                                      ------------         -------------
   Net realized gains
      Class III                                 --           (15,126,689)
                                      ------------         -------------
      Total distributions from
      net realized gains                        --           (15,126,689)
                                      ------------         -------------

                                        (7,241,520)          (18,324,073)
                                      ------------         -------------
   Net share transactions: (Note 5)
      Class III                        (10,387,826)         (151,505,021)
                                      ------------         -------------
   Decrease in net assets
     resulting from net share
     transactions                      (10,387,826)         (151,505,021)
                                      ------------         -------------

     Total decrease in net assets      (13,250,197)         (231,645,092)

Net assets:
   Beginning of period                 143,129,061           374,774,153
                                      ------------         -------------

   End of period (including
     accumulated undistributed
     net investment income of
     $4,326,666 and $7,233,108,
     respectively)                    $129,878,864         $ 143,129,061
                                      ============         =============


               See accompanying notes to the financial statements.            7

GMO REIT Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                      Six Months
                                     Ended August    Year Ended February 28,
                                       31, 1999    --------------------------
                                      (Unaudited)  1999      1998       1997*
                                      ----------   -----     -----      -----

Net asset value, beginning of period    $9.13     $12.92    $12.62     $10.00
                                        -----     ------    ------     ------


Income from investment operations:
   Net investment income                 0.33       0.51+     0.53       0.24
   Net realized and unrealized
     gain (loss)                        (0.04)     (3.36)     1.26       2.60
                                      -------    -------   -------    -------

     Total from investment
       operations                        0.29      (2.85)     1.79       2.84
                                      -------    -------   -------    -------


Less distributions to shareholders:
   From net investment income           (0.50)     (0.19)    (0.57)     (0.17)
   In excess of net investment
     income                                --         --     (0.03)        --
   From net realized gains                 --      (0.75)    (0.89)     (0.05)
                                      -------    -------   -------    -------

     Total distributions                (0.50)     (0.94)    (1.49)     (0.22)
                                      -------    -------   -------    -------
Net asset value, end of period        $  8.92    $  9.13   $ 12.92    $ 12.62
                                      =======    =======   =======    =======

Total Return (a)                         2.80%    (23.27)%   14.29%     28.49%

Ratios/Supplemental Data:
   Net assets, end of period
     (000's)                         $129,879   $143,129  $374,774   $260,929
   Net expenses to average daily
     net assets                          0.69%**    0.69%     0.69%      0.69%**
   Net investment income to
     average daily net assets            6.12%**    4.60%     4.10%      4.72%**
   Portfolio turnover rate                  4%        59%       86%        21%
   Fees and expenses voluntarily
     waived or borne by the
     Manager consisted of the
     following per share
     amounts:                              --(b)  $ 0.03    $ 0.03     $ 0.02

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+   Computed using average shares outstanding throughout the period.
* Period from May 31, 1996 (commencement of operations) to February 28, 1997. ** Annualized.


8              See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------



1.  Significant accounting policies

    GMO REIT Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

    The Fund seeks high total return through investment in or exposure to real estate investment trusts ("REITS"), which are managed vehicles that invest in real estate or real estate-related assets. The Fund's current benchmark is the Morgan Stanley REIT Index.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.


    Futures contracts
    The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do
                                                                               9

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 1999, the Fund held no open futures contracts.


    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


    Security lending
    The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $10,946,615, collateralized by cash in the amount of $11,415,072, which was invested in short-term instruments.


    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. At February 28, 1999, the Fund had a capital loss carryforward available to offset future capital gains, if any, of $8,368,927 expiring in 2007.


    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
10

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements - (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


    The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of its interest in the REIT's earnings. The excess amount cannot be determined by the Fund at the time of receipt. If the Fund distributes amounts which are subsequently determined to exceed REIT earnings, such amounts would constitute a return of capital to Fund shareholders for federal income tax purposes.


    Security transactions and related investment income
    Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.


    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.


    Purchases and redemptions of Fund shares
    The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $61,409 in purchase premiums and $136,161 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.


    Investment risk
    There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.


2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements - (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

    Prior to March 1, 1999, GMO earned a management fee at the annual rate of .75% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .54% of average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $736. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.  Purchases and sales of securities

    Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $5,068,659 and $20,947,916, respectively.

    At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                        Gross Unrealized   Gross Unrealized    Net Unrealized
      Aggregate Cost      Appreciation       Depreciation       Depreciation
     ------------------ ------------------ ------------------ ------------------
       $175,120,076        $1,373,446         $34,868,551        $33,495,105

4.  Principal shareholder

    At August 31, 1999, 10.8% of the outstanding shares of the Fund were held by one shareholder.

GMO REIT Fund
(A series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                               Six Months Ended              Year Ended
     Class III:                August   31, 1999         February 28, 1999
                        -------------------------------------------------------
                            Shares         Amount       Shares       Amount
                        -------------------------------------------------------
     Shares sold         1,330,465  $  12,281,745     2,311,420    $ 26,773,478
     Shares issued to
       shareholders in
       reinvestment of     471,614      4,494,486     1,482,780      16,781,879
       distributions
     Shares repurchased (2,928,503)   (27,164,057)  (17,130,461)   (195,060,378)
                        =======================================================
     Net decrease       (1,126,424)  $(10,387,826)  (13,336,261)  $(151,505,021)
                        =======================================================

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



   Shares/
Par Value ($)   Description                                          Value ($)
--------------------------------------------------------------------------------

                MUTUAL FUND -- 100.0%
  8,892,953     GMO Emerging Country Debt Fund (Cost
                $82,856,667)                                        64,029,260
                                                                   -----------


                SHORT-TERM INVESTMENTS -- 0.0%

                Repurchase Agreements -- 0.0%
 $   11,864     Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/99, due 9/1/99, with a maturity value
                of $11,866 and an effective yield of 4.68%,
                collateralized by a U.S. Treasury Obligation
                with a rate of 8.125%, maturity date of 8/15/21
                and market value, including accrued interest, of
                $12,101.                                                11,864
                                                                   -----------

                TOTAL SHORT-TERM INVESTMENTS (COST  $11,864)            11,864
                                                                   -----------

                TOTAL INVESTMENTS -- 100.0%
                (Cost $82,868,531)                                  64,041,124

                Other Assets and Liabilities (net) -- (0.0)%            (5,241)
                                                                   -----------

                TOTAL NET ASSETS -- 100%                           $64,035,883
                                                                   ===========




              See accompanying notes to the financial statements.              1

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $82,868,531) (Note 1)               $ 64,041,124
   Receivable for expenses waived or borne by Manager (Note 2)            1,707
                                                                   ------------

      Total assets                                                   64,042,831
                                                                   ------------

Liabilities:
   Accrued expenses                                                       6,948
                                                                   ------------

      Total liabilities                                                   6,948
                                                                   ------------

Net assets                                                         $ 64,035,883
                                                                   ============

Net assets consist of:
   Paid-in capital                                                 $ 80,167,273
   Undistributed net investment income                                2,594,982
   Accumulated undistributed net realized gain                          101,035
   Net unrealized depreciation                                      (18,827,407)
                                                                   ------------
                                                                   $ 64,035,883
                                                                   ============

Shares outstanding                                                    8,598,386
                                                                   ============

Net asset value per share                                          $       7.45
                                                                   ============


2             See accompanying notes to the financial statements.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Dividends from investment company shares                          $2,592,884
   Interest                                                               2,098
                                                                     ----------

      Total income                                                    2,594,982
                                                                     ----------

Expenses:
   Audit fees                                                             5,342
   Custodian and transfer agent fees                                      2,942
   Legal fees                                                               643
   Trustees fees (Note 2)                                                   275
   Miscellaneous                                                          1,104
   Fees waived or borne by Manager (Note 2)                             (10,306)
                                                                     ----------
      Net expenses                                                           --
                                                                     ----------

        Net investment income                                         2,594,982
                                                                     ----------

Realized and unrealized gain (loss):
  Net realized gain (loss) on:
      Investments                                                        (1,316)
      Realized gain distributions from investment company shares        102,351
                                                                     ----------

        Net realized gain                                               101,035
                                                                     ----------

   Change in net unrealized appreciation (depreciation) on
     investments                                                        124,149
                                                                     ----------

      Net realized and unrealized gain                                  225,184
                                                                     ----------

Net increase in net assets resulting from operations                 $2,820,166
                                                                     ==========


              See accompanying notes to the financial statements.              3

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                         Period from
                                             Six Months Ended           July 20, 1998
                                             August 31, 1999      (commencement of operations)
                                               (Unaudited)          through February 28, 1999
                                          ---------------------   ----------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                     $   2,594,982                 $    167,273
   Net realized gain                               101,035                           --
   Change in net unrealized appreciation
     (depreciation)                                124,149                  (18,951,556)
                                             -------------                 ------------
   Net increase (decrease) in net assets
     resulting from operations                   2,820,166                  (18,784,283)
                                             -------------                 ------------
Distributions to shareholders from:
   Net investment income                                --                     (168,000)
                                             -------------                 ------------

                                                        --                     (168,000)
                                             -------------                 ------------

   Net share transactions: (Note 5)             20,000,000                   60,168,000
                                             -------------                 ------------

Increase in net assets resulting from
   net share transactions                       20,000,000                   60,168,000
                                             -------------                 ------------

     Total increase in net assets               22,820,166                   41,215,717

Net assets:
   Beginning of period                          41,215,717                           --
                                             -------------                 ------------

   End of period (including accumulated
     undistributed net investment income
     of $2,594,982 and $0, respectively.)    $  64,035,883                 $ 41,215,717
                                             =============                 ============


4             See accompanying notes to the financial statements.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------



                                                                           Period from
                                                 Six Months  Ended        July 20, 1998
                                                  August 31, 1999  (commencement of operations)
                                                    (Unaudited)    through February  28, 1999
                                                   -------------   ---------------------------
Net asset value, beginning of period                   $  6.84                         $ 10.00
                                                       -------                         -------

Income from investment operations:
   Net investment income (a)                              0.30                            0.03
   Net realized and unrealized gain (loss)                0.31                           (3.16)
                                                       -------                         -------

     Total from investment operations                     0.61                           (3.13)
                                                       -------                         -------


Less distributions to shareholders:
   From net investment income                               --                           (0.03)
                                                       -------                         -------

     Total distributions                                    --                           (0.03)
                                                       -------                         -------
Net asset value, end of period                         $  7.45                         $  6.84
                                                       =======                         =======

Total Return (b)                                          8.92%                         (31.32)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                   $64,036                         $41,216
   Net expenses to average daily net assets (c)           0.00%*                          0.00%*
   Net investment income to average daily net
     assets (a)                                           9.00%*                          0.64%*

   Portfolio turnover rate                                   0%                              0%
   Fees and expenses voluntarily waived or borne by
     the Manager consisted of the following per            --(d)                            --(d)
     share amounts:

*   Annualized.

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.

(b) The total returns would have been lower had certain expenses not been waived during the periods shown.

(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.

(d) Fees and expenses waived or borne by the Manager were less than $0.01 per share.


              See accompanying notes to the financial statements.              5

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO Emerging Country Debt Share Fund (the "Fund"), which commenced operations on July 20, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

    The Fund seeks high total return through investment in the GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust. GMO also serves as investment manager to ECDF. ECDF pursues its objectives by investing primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index+.

    The financial statements of ECDF should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Shares of ECDF are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    Security transactions and related investment income
    Security transactions are accounted for on trade date. Income dividends and capital gain distributions are recorded on the ex-dividend date of ECDF. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in ECDF (See Note 2).

    Purchases and redemptions of Fund shares
    The Fund does not charge any purchase premium or redemption fee in connection with the purchase and sale of Fund shares. As a shareholder in ECDF, the Fund will indirectly bear ECDF's purchase premium and redemption fees which are .50% and .25%, respectively. These fees are paid to and retained by ECDF.

    Investment risk
    The Fund is subject to the investment risk associated with an investment in ECDF. Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further,

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.  Fees and other transactions with affiliates

    The Manager does not charge an advisory fee or shareholder service fee. As a shareholder in ECDF, the Fund will indirectly bear all fees and expenses associated with an investment in ECDF. GMO, in its capacity as Manager of ECDF, has agreed to waive a portion of its fee and bear other expenses to the extent that ECDF's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .35% of average daily net assets. Class III shares of ECDF also bear an annual shareholder service fee of .15% of ECDF's average daily net assets. The management fee earned by GMO in its capacity as Manager of ECDF is .35% of average daily net assets. GMO has entered into a binding agreement effective until June 30, 2000 to reimburse ECDF to the extent that ECDF's total annual operating expense (excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeds the management fee.

    GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2000 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), and extraordinary expenses).

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $275. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.  Purchases and sales of securities

    Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $22,701,414 and $4,300 respectively.

    At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                       Gross Unrealized    Gross Unrealized     Net Unrealized
     Aggregate Cost      Appreciation        Depreciation        Depreciation
    ----------------  ------------------  ------------------   ----------------
      $82,868,531             $0             $18,827,407         $18,827,407

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

4.  Principal shareholder

    At August 31, 1999, 100% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder could have a material effect.

5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                            Period from July 20, 1998
                                      Six Months Ended     (commencement of operations)
    Class III:                         August 31, 1999      through February 28, 1999
                                    ---------------------  ----------------------------
                                     Shares      Amount      Shares            Amount
                                    --------- -----------  ----------       -----------
    Shares sold                     2,574,003  20,000,000   6,000,000       $60,000,000
    Shares issued to shareholders
      in reinvestment of
      distributions                       --           --      24,383           168,000
                                    --------- -----------  ----------       -----------
    Net increase                    2,574,003 $20,000,000   6,024,383       $60,168,000
                                    ========= ===========  ==========       ===========


GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Common Stocks -- 75.0%

                Aerospace -- 0.5%
      1,000     Cordant Technologies Inc                               41,375
        500     Curtiss Wright Corp                                    16,531
      1,000     Fairchild Corp, Class A*                                9,125
        700     Gencorp Inc                                            15,050
      5,700     Kaman Corp, Class A                                    74,456
      5,600     Kellstrom Industries Inc*                              57,487
                                                                    ----------
                                                                      214,024
                                                                    ----------

                Automotive -- 1.9%
        600     Arvin Industries Inc                                   21,450
        600     Bandag Inc                                             19,950
        800     Borg Warner Automotive Inc                             37,900
      1,900     Cooper Tire & Rubber Co                                36,100
      7,000     Dura Automotive Systems Inc*                          181,124
      1,500     Meritor Automotive Inc                                 32,719
      1,000     Modine Manufacturing Co                                29,750
      1,400     Smith (AO) Corp, Class B                               37,975
      2,600     Standard Products Corp                                 90,025
        800     Superior Industries International Inc                  22,400
      3,100     Titan International Inc                                34,488
     12,400     United Automotive Group Inc*                          156,549
      2,300     Wabash National Corp                                   48,300
                                                                    ----------
                                                                      748,730
                                                                    ----------

                Banking and Financial Services -- 8.6%
      5,000     Acceptance Insurance Cos Inc*                          66,250
     12,000     Advanta Corp, Class A                                 236,249
     36,600     Amresco Inc*                                          244,762
      1,100     Andover Bancorp Inc                                    34,650
        100     Bancfirst Corp                                          3,456
      1,100     Bancwest Corp                                          45,994
      3,200     Bay View Capital Corp                                  52,200
      1,800     BSB Bancorp Inc                                        44,888
      1,200     Charter Municipal Mortgage Acceptance                  14,925
      4,600     Commercial Federal Corp                               106,950
      1,200     Corus Bancshares Inc                                   34,350
        100     CPB Inc                                                 2,306
      3,600     Credit Acceptance Corp*                                21,150
        500     Dain Rauscher Corp                                     24,813
      6,300     Downey Financial Corp                                 133,874

              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Banking and Financial Services -- continued
        800     First Bancorp Puerto Rico                              16,500
      1,500     First Citizens Bancshares, Class A                    117,375
      1,000     First Commerce Bancshares Inc, Class A                 20,938
      1,100     First Federal Financial Corp*                          16,775
        500     First Indiana Corp                                     11,500
      3,000     First Republic Bank*                                   77,063
      4,000     Flagstar Bancorp Inc                                   79,000
      4,100     GBC Bancorp California                                 80,463
      3,300     Hamilton Bancorp Inc*                                  80,438
      7,800     Imperial Credit Industries Inc*                        42,413
      1,000     Interwest Bancorp Inc                                  22,000
      4,700     Jeffries Group Inc*                                   116,325
      3,500     Leucadia National Corp                                 74,156
      7,400     Liberty Financial Cos                                 190,549
        700     Midland Co                                             16,450
      1,200     Morgan Keegan Inc                                      20,325
     20,800     Ocwen Financial Corp*                                 139,099
     12,300     Pacific Century Financial Corp                        228,318
      3,900     PFF Bancorp Inc*                                       77,513
      1,050     PMI Group Inc                                          44,625
      1,600     Raymond James Financial Corp                           31,300
        400     Reliance Bancorp Inc                                   13,825
     17,800     Resource America Inc                                  177,999
     11,200     Resource Bancshares Mortgage Group Inc                 67,200
      1,800     Ryland Group Inc                                       43,313
     15,400     Sovereign Bancorp Inc                                 154,481
      1,100     Student Loan Group                                     44,000
      4,900     U.S. Bancorp Inc                                       72,122
        600     UMB Financial Corp                                     25,500
        500     Value Line Inc                                         18,625
      4,200     Washington Federal Inc                                100,275
      6,500     Westcorp                                               91,000
                                                                    ----------
                                                                    3,378,282
                                                                    ----------

                Chemicals -- 0.8%
        700     Albemarle Corp                                         12,119
      1,000     Cytec Industries Inc*                                  23,313
      1,600     IMC Global Inc                                         25,500
      1,500     Millenium Chemicals Inc                                34,500
      6,600     Mississippi Chemical Corp                              49,913
      1,500     Olin Corp                                              21,281
        900     Stepan Co                                              22,106

              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Chemicals -- continued
      6,900     Wellman Inc                                           116,006
                                                                    ----------
                                                                      304,738
                                                                    ----------

                Computer and Office Equipment -- 1.5%
        700     Micros Systems Inc*                                    23,625
     28,000     Neomagic Corp*                                        227,499
      1,900     Reynolds & Reynolds Inc, Class A                       41,563
     10,000     SMART Modular Technologies Inc*                       208,124
      2,500     Sterling Software Inc*                                 50,313
        600     Zebra Technologies Corp*                               28,200
                                                                    ----------
                                                                      579,324
                                                                    ----------

                Construction -- 1.2%
      1,200     Bridge & Toll Road Brothers Inc*                       24,300
        700     Centex Corp                                            19,688
     10,300     Foster Wheeler Corp                                   133,255
      3,600     Horton (DR) Inc                                        52,425
      1,100     Kaufman & Broad Home Corp                              22,481
        300     MDC Holdings Inc                                        5,644
      4,700     Pulte Corp                                            108,688
        800     Texas Industries Inc                                   25,600
      2,600     US Home Corp*                                          78,000
                                                                    ----------
                                                                      470,081
                                                                    ----------

                Consumer Goods -- 2.3%
        700     Bassett Furniture Industries Inc                       14,263
        400     Block Drug Co Inc, Class A                             16,075
        900     Brown Shoe Co Inc                                      15,638
     15,500     Burlington Industries Inc*                             88,156
      2,200     Callaway Golf Co                                       21,863
     25,100     CHS Electronics Inc*                                   59,613
      3,500     Compucom Systems Inc*                                  12,688
      8,100     Daisytek International Corp*                           94,163
        700     Department 56 Inc*                                     19,600
        600     Enesco Group Inc                                       10,350
        700     Footstar Inc*                                          22,750
      1,100     Furniture Brands International Inc*                    22,069
      1,100     Hon Industries Inc                                     25,919
      1,400     Justin Industries                                      19,994
      2,500     Kimball International, Class B                         48,281
        800     Knoll Inc*                                             21,400

               See accompanying notes to the financial statement.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Consumer Goods -- continued
        900     Lancaster Colony Corp                                  29,588
      1,000     Liz Claiborne Inc                                      36,750
      3,700     Natures Sunshine Products Inc                          36,075
        700     Nautica Enterprises Inc*                                9,406
        600     Oxford Industries Inc                                  12,975
        800     Pittston Brinks Group                                  19,050
      1,000     Polo Ralph Lauren Corp*                                19,375
      1,800     Reebok International Ltd*                              21,263
      1,100     Russell Corp                                           18,425
      1,100     Technology Data Corp*                                  40,769
     23,700     Terra Industries Inc                                   53,325
      1,600     Unifi Inc*                                             21,600
      2,400     US Industries Inc                                      38,700
      1,200     Wallace Computer Services                              25,650
      1,100     Warnaco Group Inc, Class A                             24,200
                                                                    ----------
                                                                      919,973
                                                                    ----------
                Electronic Equipment -- 4.5%
      6,300     3DFX Interactive Inc*                                  70,088
      2,300     Andrew Corp*                                           40,250
     13,500     Arrow Electronics Inc*                                268,312
      1,000     C-Cube Microsystems Inc*                               27,813
      8,600     Cable Design Technologies*                            181,137
        900     Diebold Inc                                            23,963
        200     Franklin Electric Inc                                  14,100
      1,600     Genlyte Group Inc*                                     39,200
     68,700     Glenayre Technologies Inc*                            214,687
        400     Harman International Industries                        17,000
      4,200     Innovex Inc                                            58,275
     14,200     Komag Inc*                                             45,263
        500     Litton Industries*                                     32,000
      8,200     Magnetek Inc*                                          75,850
      7,600     Marshall Industries*                                  278,824
        900     Moog Inc, Class A*                                     29,475
      3,300     Oak Technology Inc*                                    15,675
     16,000     Pioneer Standard Electronics Inc                      225,999
      2,400     Primex Technologies                                    50,100
        400     Thermo Ecotek Corp*                                     3,100
        400     Thomas & Betts Corp                                    18,000
      1,300     Triumph Group Inc*                                     32,175
                                                                    ----------
                                                                    1,761,286
                                                                    ----------

              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Food and Beverage -- 2.1%
      1,600     Agribrands International Inc*                          77,800
        400     Bob Evans Farms Inc                                     8,150
      1,100     Corn Product Interest Inc                              35,819
        200     Farmer Brothers Co                                     39,650
     15,900     IBP Inc                                               364,705
      7,300     Imperial Sugar Co                                      44,713
        600     International Multifoods Corp                          13,613
        800     Interstate Bakeries Corp                               19,150
        700     Luby's Cafeterias Inc                                   9,363
        700     Michael Foods Inc                                      19,381
      8,700     Ryan's Family Steak Houses Inc*                        84,281
        900     Smithfield Foods Inc*                                  26,438
        600     Suiza Foods Corp*                                      19,125
        900     Universal Corp                                         25,538
      1,200     Universal Foods Corp                                   25,350
                                                                    ----------
                                                                      813,076
                                                                    ----------

                Health Care -- 3.6%
      4,200     Alterra Healthcare Corp*                               42,000
      1,200     Apria Healthcare Group*                                20,250
        800     Arrow International Inc                                23,200
     19,800     Beverly Enterprises Inc*                               99,000
        600     Bindley Western Industries Inc                         10,050
      2,100     Coventry Health Care Inc*                              21,131
        700     Dentsply International Inc                             17,369
      1,500     First Health Group Corp*                               32,344
        700     HCR Manor Care Inc*                                    13,694
     28,000     Integrated Health Services Inc*                        85,750
        900     Invacare Corp                                          16,819
      1,500     Lincare Holdings Inc*                                  39,563
     10,500     Magellan Health Services Inc*                          95,813
      1,200     Mallinckrodt Inc                                       38,475
      5,500     Maxxim Medical Inc*                                   135,437
      1,100     Mentor Corp                                            25,713
      2,200     Mid Atlantic Medical Services Inc*                     18,563
        900     Ocular Sciences Inc*                                   14,794
      4,700     Pediatrix Medical Group Inc*                           70,206
     93,700     Phycor Inc*                                           380,655

              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Health Care -- continued
      6,300     Quorum Health Group Inc*                               55,519
      9,800     Sierra Health Services Inc*                           116,375
      3,800     Sola International Inc*                                60,325
                                                                    ----------
                                                                    1,433,045
                                                                    ----------
                Insurance -- 3.7%
        100     Alleghany Corp*                                        18,075
        900     American Financial Group Inc                           26,550
        700     American National Insurance Co                         49,000
      1,900     Amerus Life Holdings Inc                               45,838
      1,000     Argonaut Group Inc                                     25,250
      4,600     ARM Financial Group Inc, Class A                        1,150
      1,200     Berkley (WR) Corp                                      27,300
      1,400     Capital Re Corp                                        16,975
        800     Commerce Group Inc                                     17,800
        700     Delphi Financial Group Inc*                            24,850
      1,300     Everest Re Holdings Inc                                36,075
      3,300     Fidelity National Financial Inc                        50,738
      2,600     First American Financial Corp                          38,675
      2,300     Foundation Health Systems Inc, Class A*                29,325
      1,700     Fremont General Corp                                   16,894
      1,500     Frontier Insurance Group Inc                           18,188
      2,700     Harleysville Group Inc                                 52,481
      1,000     HCC Insurance Holdings Inc                             14,625
        800     Horace Mann Educators Corp                             24,100
      1,200     Kansas City Life Insurance Co                          48,975
      7,000     Landamerica Financial Group Inc                       161,874
        500     Mercury General Corp                                   15,125
      3,300     MMI Companies Inc                                      43,931
        300     National Western Life Insurance, Class A*              27,150
      2,000     Ohio Casualty Corp                                     30,750
      2,800     Old Republic International Corp                        43,400
      1,900     Orion Capital Corp                                     91,675
      1,600     Oxford Health Plans Inc*                               24,800
        300     PMA Capital Corp, Class A                               5,944
      1,200     Presidential Life Corp                                 21,600
        700     PXRE Corp                                              11,856
        600     Radian Group Inc                                       27,788
     14,600     Reliance Group Holdings Inc                            69,350
        600     RLI Corp                                               20,138
        400     SCPIE Holdings Inc                                     12,125
      4,500     Selective Insurance Group                              80,156

              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Insurance -- continued
      5,400     Stewart Information Services Corp                     112,388
        400     Transatlantic Holding Inc                              28,850
      1,000     Trenwick Group Inc                                     21,938
        900     Trigon Healthcare Inc*                                 32,681
                                                                    ----------
                                                                    1,466,383
                                                                    ----------

                Lodging -- 0.0%
        300     Boyd Gaming Corp*                                       1,613
                                                                    ----------

                Machinery -- 1.6%
      5,400     Agco Corp                                              55,688
      1,000     Cooper Cameron Corp*                                   41,625
      1,400     Cummins Engine Inc                                     82,950
      1,000     Detroit Diesel Corp                                    20,438
      1,200     Donaldson Co Inc                                       23,550
      1,100     Flowserve Corp                                         17,394
        800     FMC Corp*                                              46,600
     13,400     Harnischfeger Industries Inc                           19,263
        300     IRI International Corp*                                 1,406
        800     Kaydon Corp                                            24,550
      1,300     Kennametal Inc                                         34,450
        900     Milacron Inc                                           16,200
        900     Mohawk Industries Inc*                                 20,363
      2,800     Oakley Inc*                                            17,150
      2,600     Paxar Corp*                                            22,588
        600     Starrett (LS) Co, Class A                              14,663
        500     Tecumseh Products Co                                   28,500
      1,000     Tecumseh Products Co, Class B                          53,000
      2,900     Varco International Inc*                               35,888
      1,000     York International Corp                                41,125
                                                                    ----------
                                                                      617,391
                                                                    ----------

                Manufacturing -- 3.1%
      7,100     ACX Technologies Inc*                                  87,863
      1,700     Amcast Industrial Corp                                 26,988
        600     Applied Power Inc, Class A                             18,375
        400     Armstrong World Industries Inc                         19,425
        800     Barnes Group Inc                                       15,850
      1,300     Champion Enterprises Inc*                              11,050
      2,700     Clayton Homes Inc                                      25,650
      1,400     Commercial Intertech Corp                              17,500
      1,600     Crane Co                                               38,500

              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Manufacturing-- continued
      1,900     Gibson Greetings Inc*                                   7,481
     15,500     Griffon Corp*                                         110,438
      1,000     Harsco Corp                                            27,688
      1,200     International Game Technology                          21,000
        500     Lafarge Corp                                           13,750
     13,300     Metals USA Inc*                                       141,312
        300     Mikasa Inc                                              3,638
        300     Mine Safety Appliances                                 19,200
        700     NCI Building Systems Inc*                              12,819
     17,300     Omnicare Inc                                          166,512
        900     Owens Corning                                          25,313
        800     Standex International Corp                             18,300
      1,200     Tower Automotive Inc*                                  24,000
     11,200     Trinity Industries Inc                                351,399
        900     Watts Industries Inc, Class A                          19,800
                                                                    ----------
                                                                    1,223,851
                                                                    ----------

                Metals and Mining-- 1.5%
      1,700     Arch Coal Inc                                          22,738
      8,800     Asarco Inc                                            183,699
        500     Cleveland Cliffs Inc                                   16,031
      2,900     Commercial Metals Co                                   88,813
      8,000     Cyprus Amax Minerals Co                               135,499
      1,700     Nacco Industries Inc, Class A                         132,387
      1,600     Timken Co                                              28,100
                                                                    ----------
                                                                      607,267
                                                                    ----------

                Oil and Gas-- 9.4%
      1,800     Friede Goldman International Inc*                      22,050
        900     Helmerich & Payne Inc                                  24,806
     77,700     K N Energy Inc                                      1,583,137
      3,600     National-Oilwell Inc*                                  61,200
     16,500     Parker Drilling Co*                                    82,500
     54,700     Pride International Inc*                              813,662
        500     Seacor Smit Inc*                                       25,969
     24,800     Transocean Offshore Inc                               843,199
     13,900     Veritas DGC Inc*                                      248,462
                                                                    ----------
                                                                    3,704,985
                                                                    ----------

                Paper and Allied Products-- 0.6%
      1,700     Boise Cascade Office Products*                         16,363


              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Paper and Allied Products-- continued
        900     Caraustar Industries Inc                               20,419
      2,700     Rock-Tenn Co, Class A                                  38,138
      3,300     Schweitzer-Mauduit International                       44,756
      1,400     Shorewood Packaging Corp*                              20,650
      2,000     United Stationers Inc*                                 45,250
      1,500     Wausau-Mosinee Paper Corp                              20,625
        900     Westvaco Corp                                          23,569
                                                                    ----------
                                                                      229,770
                                                                    ----------
                Pharmaceuticals-- 0.4%
        600     Amerisource Health Corp*                               15,488
      1,100     Bergen Brunswig Corp, Class A                          16,981
      2,000     Mark IV Industries Inc                                 39,625
      3,300     NBTY Inc*                                              26,813
     10,000     NCS Healthcare Inc, Class A*                           36,250
      1,700     Nu Skin Enterprises Inc*                               18,169
                                                                    ----------
                                                                      153,326
                                                                    ----------
                Primary Materials-- 0.3%
        500     Ameron Inc                                             22,875
        500     Carlisle Cos Inc                                       20,000
        700     Carpenter Technology Corp                              16,013
        500     Centex Construction Products Inc                       19,219
      1,000     Premark International Inc                              33,250
        400     West Pharmaceutical Services Inc                       15,050
                                                                    ----------
                                                                      126,407
                                                                    ----------
                Primary Processing-- 2.9%
      1,400     AK Steel Holding Corp                                  29,400
        900     Belden Inc                                             21,094
      4,900     Bethlehem Steel Corp*                                  37,669
      1,300     Citation Corp*                                         20,556
        200     Intermet Corp                                           2,306
     25,400     LTV Corp                                              146,049
     18,800     National Steel Corp, Class B                          152,749
        500     NCH Corp                                               22,250
      1,600     Oregon Steel Mills Inc                                 17,500
        600     Precision Castparts Corp                               21,300
        800     Quanex Corp                                            20,800
      1,000     Ryerson Tull Inc                                       18,938
      1,600     Titanium Metals Corp                                   13,700
     23,000     USX-US Steel Group Inc                                620,999
                                                                    ----------
                                                                    1,145,310
                                                                    ----------


              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Printing and Publishing-- 0.6%
      2,400     American Business Products Inc                         36,000
      4,900     Merrill Corp                                           99,838
      3,200     World Color Press Inc*                                117,600
                                                                    ----------
                                                                      253,438
                                                                    ----------

                Real Estate-- 1.0%
      1,400     Lennar Corp                                            26,600
     16,600     Meristar Hospitality Corp, REIT                       280,124
        700     Parkway Properties Inc, REIT                           23,100
      1,300     Prime Group Realty Trust                               21,531
      2,400     Webb (D) Corp                                          52,200
                                                                    ----------
                                                                      403,555
                                                                    ----------

                Refining-- 0.2%
      1,200     Ultramar Diamond Shamrock Corp                         31,350
      1,200     Valero Energy Corp                                     25,500
                                                                    ----------
                                                                       56,850
                                                                    ----------

                Retail Trade-- 4.7%
      7,600     7 Eleven Inc*                                          15,675
        800     Applebees International Inc                            24,850
      1,400     Burlington Coat Factory Warehouse                      23,100
      9,200     CBRL Group Inc                                        120,749
      8,400     Central Garden and Pet Co*                             65,100
      1,100     Claire's Stores Inc                                    20,694
      2,400     Cone Mills Corp*                                       14,100
      7,100     Dress Barn Inc*                                       106,944
      1,500     Finish Line Inc*                                       13,406
      2,000     Fruit of the Loom Inc, Class A*                        14,000
      8,100     Goodys Family Clothing Inc*                            74,672
     10,600     Heilig Meyers Co                                       56,313
      3,700     Homebase Inc*                                          16,188
      2,700     Inacom Corp*                                           26,325
      1,700     Ingles Markets Inc                                     22,844
        600     Jo-ann Stores*                                          8,213
     17,000     Just For Feet Inc*                                     69,063
     28,500     Landry's Seafood Restaurants*                         242,249
     11,700     Lone Star Steakhouse and Saloon Inc*                   89,213


              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Retail Trade-- continued
     13,300     Micro Warehouse Inc*                                  162,924
      1,500     Neiman Marcus Group Inc*                               33,375
      1,400     NPC International Inc*                                 15,838
      3,000     OfficeMax Inc*                                         22,688
        600     Payless ShoeSource Inc*                                29,925
      1,600     Petco Animal Supplies Inc*                             20,000
      1,600     Phillips Van Heusen                                    13,600
      4,400     Rainforest Cafe Inc*                                   28,875
     16,300     Richfood Holdings Inc                                 298,493
      1,200     Ross Stores Inc                                        49,950
        900     Ruby Tuesday Inc                                       16,313
        900     Ruddick Corp                                           16,706
        600     Shopko Stores Inc*                                     17,175
      2,900     Systemax Inc*                                          27,006
      5,900     Value City Department Stores Inc*                      73,750
      2,800     Venator Group Inc*                                     19,950
                                                                    ----------
                                                                    1,870,266
                                                                    ----------

                Services-- 5.6%
      2,200     Alternative Resources Corp*                            13,338
        700     Amerco*                                                17,588
      1,300     Anchor Gaming*                                         63,172
     12,400     Arctic Cat Inc                                        117,025
        800     Avis Rental Car Inc*                                   17,600
      3,000     Aztar Corp*                                            27,563
      2,800     Banta Corp                                             65,800
      1,100     Berlitz International Inc*                             20,075
      1,600     Bowne and Co Inc                                       22,200
      7,600     Buffets Inc*                                           85,025
     14,500     Building One Services Corp*                           188,499
        700     Carmike Cinemas Inc, Class A*                           9,450
      1,800     Dollar Thrifty Automotive Group Inc*                   33,863
      2,900     Electro Rental Corp*                                   35,163
      5,200     Family Golf Centers Inc*                                6,500
     18,900     Fleming Cos Inc                                       227,980
      5,000     Franklin Covey Co*                                     38,750
      2,100     Harrahs Entertainment Inc*                             47,250
      2,000     Interpool Inc                                          19,000
        700     Jacobs Engineering Group*                              23,100
        700     Kellwood Co                                            16,713


              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Services -- continued
      3,800     Kelly Services                                        106,875
        800     KingWorld Productions Inc*                             30,500
      1,500     Manpower Inc                                           40,500
        900     Marcus Corp                                            10,744
      8,400     Modis Professional Services Inc*                      132,824
      1,500     Nash Finch Co                                          13,594
      1,500     National Processing Inc*                               12,938
     12,200     Oakwood Homes Corp                                     73,963
      3,800     Olsten Corp                                            38,950
      9,700     Personnel Group of America Inc*                        81,238
      2,200     Prime Hospitality Corp*                                20,488
        800     Promus Hotel Corp*                                     23,250
        700     Rent-A-Center Inc*                                     15,531
      1,500     Rollins Truck Leasing Corp                             15,563
      1,200     RWD Technologies Inc*                                   9,525
        800     Sbarro Inc*                                            22,000
      1,900     Staff Leasing Inc*                                     17,575
     30,300     Staffmark Inc*                                        294,479
      1,400     Supervalu Inc                                          31,500
      2,500     Unifirst Corp                                          37,813
      1,900     Wolverine World Wide Inc                               21,494
        900     XTRA Corp                                              40,781
                                                                    ---------
                                                                    2,187,779
                                                                    ---------

                Technology -- 3.5%
      4,200     Analysts International Corp                            56,175
      2,400     Aspen Technologies Inc*                                20,550
      1,200     Autodesk Inc                                           27,600
      2,800     Avnet Inc                                             123,899
        900     Caci International Inc*                                20,250
      2,500     Cirrus Logic Corp*                                     27,969
     29,700     Computer Horizons Corp*                               386,099
      5,700     Cotelligent Group Inc*                                 27,431
      6,200     Datastream Systems Inc*                                75,175
        600     Deluxe Corp                                            20,438
      3,900     Esterline Corp*                                        63,863
      1,300     G TECH Holdings Corp*                                  32,825
        900     Gartner Group Inc, Class A                             18,844
     24,200     GT Interactive Software Corp*                          71,088
      2,900     Hypercom Corp*                                         22,475


              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Technology -- continued
      3,200     Hyperion Solutions Corp*                               49,000
      4,700     Input/Output Inc*                                      34,663
      9,900     Midway Games Inc*                                     129,937
      1,700     MTS Systems Inc                                        18,700
      4,500     Network Equipment Tech Inc*                            39,375
      1,500     Networks Associates Inc*                               25,313
        500     Project Software and Development*                      21,969
      5,000     Saga Systems Inc*                                      58,750
      1,200     Thermo Electron Corp*                                  19,050
                                                                    ----------
                                                                    1,391,438
                                                                    ----------

                Telecommunications -- 0.9%
     12,000     Ameripath Inc*                                        112,500
     40,900     Brightpoint Inc*                                      144,429
      1,100     North Pittsburgh Systems                               14,369
      2,400     Star Telecommunications Inc*                           13,800
      4,500     West Teleservices*                                     47,813
      1,800     World Access Inc*                                      22,388
                                                                    ----------
                                                                      355,299
                                                                    ----------

                Textiles -- 0.6%
      1,800     Dan River Inc, Class A*                                12,600
      8,100     Guilford Mills                                         76,444
      9,500     Interface Flooring Systems Inc                         82,531
      4,200     Pillowtex Corp                                         45,938
        600     Springs Industries Inc, Class A                        22,538
                                                                    ----------
                                                                      240,051
                                                                    ----------

                Transportation -- 2.7%
        800     Airborne Freight Corp                                  20,150
        900     Airline Express International Corp                     21,994
        400     Alaska Airline Group Inc*                              17,300
      1,100     American West Holdings Corp, Class B*                  21,450
      1,200     Atlantic Coast Airlines Holdings*                      23,850
      6,100     Brunswick Corp                                        155,930
      1,500     Comair Holdings Inc                                    31,688
      6,300     Consolidated Freightways Corp*                         68,119
        700     Continental Airlines Inc, Class B*                     28,569
      1,200     Fleetwood Enterprises Inc                              24,450
      6,000     Fritz Companies Inc*                                   68,250
        700     Gatx Corp                                              23,363


              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Transportation -- continued
      3,600     Halter Marine Group Inc*                               19,125
      1,400     Heartland Express Inc*                                 20,825
        400     Landstar System Inc*                                   14,800
     12,200     Offshore Logistics Inc*                               142,587
        500     Pittston Bax Group                                      4,469
      2,200     Ryder System Inc                                       48,538
      6,800     Tidewater Inc                                         220,999
        900     US Freightways Corp                                    43,650
      1,600     Wisconsin Central Transport*                           25,500
      1,000     Yellow Corp*                                           15,875
                                                                    ----------
                                                                    1,061,481
                                                                    ----------

                Utilities -- 4.7%
      6,100     Citizens Utilities, Class B*                           67,100
      8,500     CMP Group Inc                                         225,780
      1,700     Connectiv Inc                                          36,444
      2,500     El Paso Electric Co*                                   22,969
      2,200     Hawaiian Electric Industry Inc                         78,238
     10,100     MCN Corp                                              180,537
      3,000     Niagara Mohawk Holdings Inc*                           45,375
      8,100     Oneok Inc                                             251,605
     31,900     Public Services Co of New Mexico                      600,118
        800     Puget Sound Power and Light Co                         18,950
      4,700     RGS Energy Group Inc                                  121,612
      1,100     Southwestern Energy Co                                  9,831
      1,200     UniSource Energy Corp Holding Co*                      14,325
      1,100     United Illuminating Co                                 55,000
        100     Western Gas Resources Inc                               1,706
      4,700     Western Resources Inc                                 112,213
                                                                    ----------
                                                                    1,841,803
                                                                    ----------

                TOTAL COMMON STOCKS  (COST  $30,853,301)           29,560,822
                                                                    ----------


              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

       Par
     Value($)   Description                                        Value ($)
--------------------------------------------------------------------------------

                SHORT -- TERM INVESTMENTS -- 11.7%

                U.S. Government-- 1.7%
   $  690,000   U.S. Treasury Bill, 4.55%, due 10/21/99(a)            682,273
                                                                   ----------

                Repurchase Agreements -- 10.0%
   $1,973,499   Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/99, due 9/1/99, with a maturity value
                of $1,973,756 and an effective yield of 4.68%,
                collateralized by a U.S. Treasury Obligation
                with a rate of 7.25%, maturity date of 5/15/16
                and market value, including accrued interest, of
                $2,012,969.                                        $1,973,499

   $1,973,499   Morgan Stanley Inc. Repurchase Agreement, dated
                8/31/99, due 9/1/99, with a maturity value of
                $1,973,755, and an effective yield of 4.66%,
                collateralized by a U.S. Treasury Obligation
                with a rate of 5.17%, maturity date of 9/15/99,
                and market value, including accrued interest, of
                $2,015,641.                                         1,973,499
                                                                   ----------
                                                                    3,946,998
                                                                   ----------

                TOTAL SHORT-TERM INVESTMENTS
                (COST $4,632,753)                                   4,629,271
                                                                   ----------

                TOTAL INVESTMENTS -- 86.7%
                (COST $35,486,054)                                 34,190,093

                Other Assets and Liabilities (net)-- 13.3%          5,230,810
                                                                   ----------

                TOTAL NET ASSETS-- 100%                           $39,420,903
                                                                  ===========

                Notes to the Schedule of Investments:

                REIT - Real Estate Investment Trust

               *    Non-income producing security.

               (a) Security has been segregated to cover margin requirements on open financial futures contracts.


              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $35,486,054) (Note 1)               $34,190,093
   Cash                                                              5,148,441
   Receivable for investments sold                                      19,800
   Dividends and interest receivable                                    50,020
   Receivable for variation margin on open futures contracts            45,000
     (Notes 1 and 6)
   Receivable for expenses waived or borne by Manager (Note 2)           6,293
                                                                   -----------

      Total assets                                                  39,459,647
                                                                   -----------

Liabilities:
   Payable to affiliate for (Note 2):
     Management fee                                                     19,054
     Shareholder service fee                                             5,197
   Accrued expenses                                                     14,493
                                                                   -----------

      Total liabilities                                                 38,744
                                                                   -----------

Net assets                                                         $39,420,903
                                                                   ===========

Net assets consist:
   Paid-in capital                                                 $41,150,529
   Accumulated undistributed net investment income                      79,139
   Accumulated undistributed net realized gain                          21,628
   Net unrealized depreciation                                      (1,830,393)
                                                                   ===========
                                                                   $39,420,903
                                                                   ===========

Net assets attributable to:
   Class III shares                                                $39,420,903
                                                                   ===========

Shares outstanding:
   Class III                                                         3,984,279
                                                                   ===========

Net asset value per share:
   Class III                                                       $      9.89
                                                                   ===========


16              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)

Statement of Operations --
For the Period from June 1, 1999 (commencement of operations) through August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Dividends                                                       $    85,145
   Interest                                                             53,784
                                                                   -----------

      Total income                                                     138,929
                                                                   -----------

Expenses:
   Management fee (Note 2)                                              42,192
   Audit fees                                                           13,320
   Custodian and transfer agent fees                                     3,690
   Registration fees                                                       360
   Legal fees                                                              270
   Trustees fees (Note 2)                                                   90
   Miscellaneous                                                           540
   Fees waived or borne by Manager (Note 2)                            (18,270)
                                                                   -----------
                                                                        42,192
   Shareholder service fee (Note 2)
      Class III                                                         11,507
                                                                   -----------
      Net expenses                                                      53,699
                                                                   -----------

        Net investment income                                           85,230
                                                                   -----------

Realized and unrealized gain (loss):
   Net realized gain on investments                                     21,628
                                                                   -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                   (1,295,961)
      Open futures contracts                                          (534,432)
                                                                   -----------

        Net unrealized loss                                         (1,830,393)
                                                                   -----------

      Net realized and unrealized loss                              (1,808,765)
                                                                   -----------

Net decrease in net assets resulting from operations               $(1,723,535)
                                                                   ===========

              See accompanying notes to the financial statements.            17

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Period from June 1, 1999
                                                           (commencement of operations)
                                                              through August 31, 1999
                                                                    (Unaudited)
                                                            --------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                           $    85,230
   Net realized gain                                                    21,628
   Change in net unrealized appreciation (depreciation)             (1,830,393)
                                                                   -----------
   Net decrease in net assets resulting from operations             (1,723,535)
                                                                   -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                         (6,091)
                                                                   -----------
      Total distributions from net investment income                    (6,091)
                                                                   -----------

                                                                        (6,091)
                                                                   -----------
   Net share transactions: (Note 5)
      Class III                                                     41,150,529
                                                                   -----------
   Increase in net assets resulting from net share
     transactions                                                   41,150,529
                                                                   -----------

     Total increase in net assets                                   39,420,903

Net assets:
   Beginning of period                                                      --
                                                                   -----------
   End of period (including accumulated undistributed net
     investment income of $79,139)                                 $39,420,903
                                                                   ===========

18              See accompanying notes to the financial statements.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)
--------------------------------------------------------------------------------


                                                      Period from June 1, 1999
                                                    (commencement of operations)
                                                         to August 31, 1999
                                                             (Unaudited)
                                                       ---------------------

Net asset value, beginning of period                           $10.00
                                                               ------


Income from investment operations:
   Net investment income                                         0.02
   Net realized and unrealized loss                             (0.13)
                                                               ------

     Total from investment operations                           (0.11)
                                                               ------

Less distributions to shareholders:
   From net investment income                                      --(a)
                                                               ------

     Total distributions                                           --
                                                               ------
Net asset value, end of period                                 $ 9.89
                                                               ======

Total Return (b)                                                (1.08)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                          $39,421
   Net expenses to average daily net assets                      0.70%*
   Net investment income to average daily net assets             1.10%*
   Portfolio turnover rate                                          0%
   Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per share
      amount:                                                  $ 0.01


(a)  The per share distribution from net investment income is $0.002.
(b) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.
*    Annualized.


              See accompanying notes to the financial statements.            19

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
1.  Significant accounting policies

    GMO Tax Managed U.S. Small Cap Fund (the "Fund"), which commenced operations on June 1, 1999, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

    The Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks of smaller companies principally traded in the U.S. The Fund's current benchmark is the Russell 2500 Index.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

    Futures contracts
    The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from contracts, or if

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.


    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


    Security transactions and related investment income
    Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.


    Purchases and redemptions of Fund shares
    The premium on cash purchases of Fund shares is .50% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 1999, the Fund received $157,588 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

    GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended August 31, 1999 was $90. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.  Purchases and sales of securities

    Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 1999, aggregated $30,979,973 and $0, respectively.

    At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                       Gross Unrealized    Gross Unrealized    Net Unrealized
    Aggregate Cost       Appreciation        Depreciation       Depreciation
  ------------------- ------------------- ------------------- ------------------
     $ 35,486,054        $ 2,310,145         $ 3,606,106         $ 1,295,961

GMO Tax Managed U.S. Small Cap Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

4.  Principal shareholders

    At August 31, 1999, 79.1% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                     Period from June 1,
     Class III:                     1999 (commencement of
                                         operations)
                                   through August 31, 1999
                                   ------------------------
                                     Shares      Amount
                                   ----------- ------------
     Shares sold                   3,983,928  $41,146,883
     Shares issued to shareholders
             in reinvestment of          351        3,646
     distributions
     Shares repurchased                   --           --
                                   =========== ============
     Net increase                  3,984,279  $41,150,529
                                   =========== ============


6.  Financial instruments

    A summary of outstanding financial instruments at August 31, 1999 is as follows:

    Long futures contracts


    Number of                                                     Net Unrealized
    Contracts        Type       Expiration Date   Contract Value    Depreciation
   ------------  -------------  ----------------- ---------------- -------------
       40        Russell 2000    September, 1999      $8,568,000     $ (534,432)
                                                                    ============

    At August 31, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Short-Term Income Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Short-Term Income Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



   Par Value    Description                                          Value ($)
--------------------------------------------------------------------------------

                DEBT OBLIGATIONS -- 95.2%

                Asset Backed Securities -- 68.8%
  $  114,668    Americredit Automobile Receivables Trust Series
                   96-B Class A, 6.50%, due 1/12/02                   114,731
   1,660,000    Brazos Student Loan Finance Corp Series 96-B
                   Class A4, Variable Rate, 3 mo. U.S. Treasury
                   Bill + .50%, 5.50%, due 12/01/02                 1,655,072
   9,000,000    Chevy Chase Master Credit Card Trust Series 96-A
                   Class A, Variable Rate, 1 mo. LIBOR + .15%,
                   5.42%, due 2/15/05                               8,984,179
   1,420,155    Constellation 99-1A, 144A, 5.73%, due 4/18/02       1,420,155
   2,000,000    Discover Card Master Trust I Series 99-3 Class A,
                   Variable Rate, 1 mo. LIBOR + .11%, 5.38%, due
                   9/15/04                                          1,995,625
   1,000,000    Dreamworks Film Trust Series 1 Class A,
                   Variable Rate, 3 mo. LIBOR + .22%, 5.53%, due
                   10/15/06                                           997,656
   5,000,000    Fleet Credit Card Master Trust II Series 99-A
                   Class A, Variable Rate, 1 mo. LIBOR + .11%,
                   5.38%, due 9/15/04                               4,990,430
   5,000,000    MBNA Master Credit Card Trust Series 98-I Class
                   A, Variable Rate, 1 mo. LIBOR + .26%, 5.53%,
                   due 10/15/03                                     5,009,180
   3,000,000    NPF VI, Inc. Series 99-1 Class A, 144A, 6.25%,
                   due 2/01/03                                      2,916,000
   2,500,000    NPF XII, Inc. Series 99-2 Class A, 144A, 7.05%,
                   due 6/01/03                                      2,472,500
   2,000,000    Starvest Emerging Markets CBO-I Series 1A, Class
                   A, Variable Rate, 6 mo. LIBOR + .19%, 144A,
                   5.16%, due 7/30/11                               1,929,688
   3,500,000       Team Fleet Financing Corp Series 98-3A Class A,
                    144A, 6.13%, due 10/25/04                       3,351,250
                                                                 ------------
                                                                   35,836,466
                                                                 ------------

                Structured Notes -- 0.9%
     500,000    Polaris Funding Company,
                   Variable Rate, 1 mo. LIBOR + .30%, 5.51%, due
                   1/07/05                                            491,953
                                                                 ------------

                U.S. Government -- 9.9%
   5,188,750    U.S. Treasury Inflation Indexed Note, 3.63%, due
                   7/15/02                                          5,140,916
                                                                 ------------

                U.S. Government Agency -- 15.6%
     315,000    Agency for International Development Floater
                   (Support of Botswana),
                   Variable Rate, 6 mo. U.S. Treasury Bill +
                   .40%, 5.61%, due 10/01/12                          305,550
   2,025,225    Agency for International Development Floater
                   (Support of C.A.B.E.I.),
                   Variable Rate, 6 mo. U.S. Treasury Bill +
                   .40%, 5.61%, due 10/01/12                        1,964,468
   2,084,158    Agency for International Development Floater
                   (Support of Honduras),
                   Variable Rate, 3 mo. U.S. Treasury Bill x
                   117%, 5.23%, due 10/01/11                        2,011,213
     89,854     Agency for International Development Floater
                   (Support of Peru), Series A,
                   Variable Rate, 6 mo. U.S. Treasury Bill +
                   .35%, 5.56%, due 5/01/14                            86,260



              See accompanying notes to the financial statements.             1

GMO Short-Term Income Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



   Par Value    Description                                          Value  ($)
--------------------------------------------------------------------------------

                U.S. Government Agency -- continued
   $1,000,000   Federal Farm Credit Bank,
                   Variable Rate, CPI + 3.00%, 5.07%, due 2/14/02     965,500
    2,788,616   Small Business Administration Pool #502320,
                   Variable Rate, Prime - 2.18%, 5.18%, due
                   8/25/18                                          2,803,953
                                                                  -----------
                                                                    8,136,944
                                                                  -----------

                TOTAL DEBT OBLIGATIONS  (COST  $50,096,894)        49,606,279
                                                                  -----------

                SHORT TERM INVESTMENTS -- 5.5%

                Commercial Paper -- 3.8%
   $2,000,000   Glencore Assets, 5.40%, due 10/05/99                1,989,800
                                                                  -----------

                Repurchase Agreements -- 1.7%
   $  876,101   Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/99, due 9/1/99, with a maturity value
                of $876,215 and an effective yield of 4.68%,
                collateralized by a U.S. Treasury Obligation
                with a rate of 8.125%, maturity date of 8/15/21
                and market value, including accrued interest, of
                $893,623.                                             876,101
                                                                  -----------

                TOTAL SHORT-TERM INVESTMENTS  (COST  $2,865,901)    2,865,901
                                                                  -----------

                TOTAL INVESTMENTS -- 100.7%
                (Cost $52,962,795)                                 52,472,180

                Other Assets and Liabilities (net) -- (0.7)%         (374,256)
                                                                  -----------

                TOTAL NET ASSETS -- 100%                          $52,097,924
                                                                  ===========

                Notes to the Schedule of Investments:


                Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 1999, which are subject to change based on the terms of the security.

                144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2             See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $52,962,795) (Note 1)               $52,472,180
   Receivable for investments sold                                       6,739
   Interest receivable                                                 288,063
   Receivable for expenses waived or borne by Manager (Note 2)           4,029
                                                                   -----------

      Total assets                                                  52,771,011
                                                                   -----------

Liabilities:
   Payable for Fund shares repurchased                                 650,000
   Payable to affiliate for (Note 2):
     Management fee                                                      2,234
     Shareholder service fee                                             6,705
   Accrued expenses                                                     14,148
                                                                   -----------

      Total liabilities                                                673,087
                                                                   -----------

Net assets                                                         $52,097,924
                                                                   ===========

Net assets consist of:
   Paid-in capital                                                 $52,092,689
   Accumulated undistributed net investment income                     534,375
   Accumulated net realized loss                                       (38,525)
   Net unrealized depreciation                                        (490,615)
                                                                   ===========
                                                                   $52,097,924
                                                                   ===========

Shares outstanding                                                   5,410,777
                                                                   ===========

Net asset value per share                                          $      9.63
                                                                   ===========



              See accompanying notes to the financial statements.              3

GMO Short-Term Income Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Interest                                                         $1,444,517
                                                                    ----------

      Total income                                                   1,444,517
                                                                    ----------

Expenses:
   Management fee (Note 2)                                              13,373
   Audit fees                                                           13,804
   Custodian and transfer agent fees                                     5,597
   Legal fees                                                              829
   Registration fees                                                       546
   Trustees fees (Note 2)                                                  368
   Miscellaneous                                                         1,102
   Fees waived or borne by Manager (Note 2)                            (22,246)
                                                                    ----------
                                                                        13,373
   Shareholder service fee (Note 2)                                     40,118
                                                                    ----------
      Net expenses                                                      53,491
                                                                    ----------

        Net investment income                                        1,391,026
                                                                    ----------

Realized and unrealized loss:

   Net realized loss on investments                                    (12,302)
                                                                    ----------

   Change in net unrealized appreciation (depreciation) on
     investments                                                      (187,719)
                                                                    ----------

      Net realized and unrealized loss                                (200,021)
                                                                    ----------

Net increase in net assets resulting from operations                $1,191,005
                                                                    ==========


4             See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                                          Six Months
                                                                         Ended August     Year Ended
                                                                           31, 1999        February
                                                                         (Unaudited)       28, 1999
                                                                        ---------------  ------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                  $1,391,026      $1,817,518
   Net realized loss                                                         (12,302)        (22,156)
   Change in net unrealized appreciation (depreciation)                     (187,719)       (360,921)
                                                                          ----------     -----------

   Net increase in net assets resulting from operations                    1,191,005       1,434,441
                                                                          ----------     -----------

Distributions to shareholders from:
   Net investment income                                                  (1,195,789)     (1,788,988)
                                                                          ----------     -----------

                                                                          (1,195,789)     (1,788,988)
                                                                          ----------     -----------
Fund share transactions: (Note 5)
   Proceeds from sale of shares                                            4,844,376      77,435,093
   Net asset value of shares issued to shareholders in payment of
     distributions declared                                                1,162,059       1,459,945
   Cost of shares repurchased                                             (7,291,124)    (62,529,846)
                                                                          ----------     -----------
   Net increase (decrease) in net assets resulting from Fund share
     transactions                                                         (1,284,689)     16,365,192
                                                                          ----------     -----------

     Total increase (decrease) in net assets                              (1,289,473)     16,010,645

Net assets:
   Beginning of period                                                    53,387,397      37,376,752
                                                                          ----------     -----------
   End of period (including accumulated undistributed net investment
     income of $534,375 and $339,138, respectively)                      $52,097,924     $53,387,397
                                                                         ===========     ===========

              See accompanying notes to the financial statements.              5

GMO Short-Term Income Fund
(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                         Six Months
                                                        Ended August                Year Ended February 28/29,
                                                           31, 1999  ------------------------------------------------------
                                                         (Unaudited)    1999       1998       1997        1996        1995
                                                          ---------   -------    -------    -------     -------     -------
Net asset value, beginning of period                      $  9.63     $  9.81    $  9.78    $  9.77     $  9.56     $  9.79
                                                          -------     -------    -------    -------     -------     -------

Income from investment operations:
   Net investment income                                     0.26        0.57       0.55       0.47        0.57        0.63
   Net realized and unrealized gain (loss)                  (0.04)      (0.16)      0.03       0.06        0.20       (0.28)
                                                          -------     -------    -------    -------     -------     -------

     Total from investment operations                        0.22        0.41       0.58       0.53        0.77        0.35
                                                          -------     -------    -------    -------     -------     -------

Less distributions to shareholders:
   From net investment income                               (0.22)      (0.59)     (0.55)     (0.52)      (0.56)      (0.58)
                                                          -------     -------    -------    -------     -------     -------

     Total distributions                                    (0.22)      (0.59)     (0.55)     (0.52)      (0.56)      (0.58)
                                                          -------     -------    -------    -------     -------     -------
Net asset value, end of period                            $  9.63     $  9.63    $  9.81    $  9.78     $  9.77     $  9.56
                                                          =======     =======    =======    =======     =======     =======

Total Return (a)                                             2.28%       4.29%      6.10%      5.62%       8.32%       3.78%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                      $52,098     $53,387    $37,377    $40,937     $11,066     $ 8,193

   Net expenses to average daily net assets                  0.20%*      0.20%      0.20%      0.20%       0.25%       0.25%
   Net investment income to average daily net
     assets                                                  5.20%*      5.50%      5.73%      5.88%       6.49%       5.02%
   Portfolio turnover rate                                     54%         76%        50%       287%        139%        335%
   Fees and expenses voluntarily waived or borne by
     the Manager consisted of the following per share
     amounts:                                                  --(b)  $  0.03    $  0.03    $  0.03     $  0.03     $  0.02


*  Annualized.
(a)The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)Fees and expenses waived or borne by the Manager were less than $0.01 per share.

6             See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO Short Term Income Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares.

    The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high-quality fixed income instruments. The Fund's current benchmark is the Salomon Smith Barney 3 Month T-Bill Index.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

    Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has reasons to suspect that a price supplied may not be reliable.

    Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

    Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Indexed Securities
    The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

    Security lending
    The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund had no securities on loan.

    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    Security transactions and related investment income
    Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.


2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

    GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fees.

    Prior to March 1, 1999, GMO earned a management fee at the annual rate of .25% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .05% of average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $368. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

3.  Purchases and sales of securities

    For the six months ended August 31, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, aggregated $18,956,445 and $14,818,806, respectively.

    At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                       Gross Unrealized  Gross Unrealized     Net Unrealized
      Aggregate Cost     Appreciation      Depreciation        Depreciation
    ------------------ ----------------- ------------------  -----------------
       $ 52,962,795         $ 1,989          $ 492,604           $ 490,615


4.  Principal shareholder

    At August 31, 1999, 73.5% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder could have a material effect.


5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                           Six Months         Year Ended
                                              Ended          February 28,
                                         August 31, 1999         1999
                                         ----------------   ----------------

     Shares sold                              502,465          8,045,249
     Shares issued to shareholders in
     reinvestment of distributions            121,490            150,962
     Shares repurchased                      (756,990)        (6,463,182)
                                         ----------------   ----------------
     Net increase (decrease)                 (133,035)         1,733,029

     Fund shares:
        Beginning of period                 5,543,812          3,810,783
                                         ----------------   ----------------
        End of period                       5,410,777          5,543,812
                                         ================   ================
10

GMO Value Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Common Stocks -- 93.3%

                Aerospace -- 1.2%
     20,000     Boeing Company                                        906,250
     35,000     Lockheed Martin Corp                                1,295,000
     10,000     TRW Inc                                               545,000
                                                                 ------------
                                                                    2,746,250
                                                                 ------------

                Automotive -- 1.3%
     25,000     Delphi Automotive Systems*                            468,750
     12,500     Ford Motor Co                                         651,563
     30,000     General Motors Corp                                 1,983,750
                                                                 ------------
                                                                    3,104,063
                                                                 ------------

                Banking and Financial Services -- 11.2%
     12,500     American Express Co                                 1,718,750
     62,500     Amsouth Bancorp                                     1,367,188
      7,500     Bank of America Corp                                  453,750
     15,000     Bank One Corp                                         601,875
     75,000     Block (HR) Inc                                      4,171,874
     65,000     Chase Manhattan Corp                                5,439,687
    145,000     Citigroup Inc                                       6,443,437
     50,000     First Union Corp                                    2,075,000
     17,500     PNC Bank Corp                                         915,469
     87,500     Washington Mutual Inc                               2,778,125
                                                                 ------------
                                                                   25,965,155
                                                                 ------------

                Chemicals -- 0.4%
      5,000     Du Pont (EI) De Nemours & Co                          316,875
     15,000     Monsanto Co                                           615,938
                                                                 ------------
                                                                      932,813
                                                                 ------------

                Computer and Office Equipment -- 3.3%
     20,000     Electronic Data Systems Corp                        1,122,500
      2,500     Hewlett Packard Co                                    263,438
     50,000     IBM Corp                                            6,228,124
                                                                 ------------
                                                                    7,614,062
                                                                 ------------

                Consumer Goods -- 2.4%
     65,000     Eastman Kodak Co                                    4,773,437
     37,500     Mattel Co                                             799,219
                                                                 ------------
                                                                    5,572,656
                                                                 ------------


               See accompanying notes to the financial statements.             1

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Electronic Equipment -- 0.6%
     20,000     Emerson Electric Co                                 1,252,500
      2,500     Raytheon Co, Class B                                  170,313
                                                                 ------------
                                                                    1,422,813
                                                                 ------------

                Food and Beverage -- 4.6%
     45,000     Anheuser Busch Cos Inc                              3,464,999
    125,000     ConAgra Inc                                         3,062,499
     55,000     Nabisco Group Holdings                                976,250
      7,500     Nestle SA ADR*                                        740,075
     25,000     Pepsico Inc                                           853,125
     17,500     Ralston-Purina Group                                  481,250
     20,000     RJ Reynolds Tobacco Holdings*                         548,750
     25,000     Sara Lee Corp                                         554,688
                                                                 ------------
                                                                   10,681,636
                                                                 ------------

                Health Care -- 0.6%
     22,500     Becton Dickinson & Co                                 632,813
     12,500     Columbia HCA Healthcare Corp                          307,813
      5,000     Johnson & Johnson                                     511,250
                                                                 ------------
                                                                    1,451,876
                                                                 ------------

                Insurance -- 1.1%
      2,501     Aetna Life and Casualty Co                            194,414
     50,000     Allstate Corp                                       1,640,625
      5,000     Loews Corp                                            392,500
     50,000     Reliance Group Holdings Inc                           237,500
                                                                 ------------
                                                                    2,465,039
                                                                 ------------

                Machinery -- 1.4%
     25,000     Baker Hughes Inc                                      850,000
      5,000     Caterpillar Inc                                       283,125
     25,000     FMC Corp*                                           1,456,250
     30,000     Milacron Inc                                          540,000
                                                                 ------------
                                                                    3,129,375
                                                                 ------------

                Manufacturing -- 6.5%
     50,000     Corning Inc                                         3,324,999
     20,000     General Electric Co                                 2,246,250
     20,000     Minnesota Mining and Manufacturing Co               1,890,000
    125,000     Owens Corning                                       3,515,624
     85,000     Tenneco Inc                                         1,710,625


2               See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Manufacturing -- continued
     37,500     United Technologies Corp                            2,479,688
                                                                 ------------
                                                                   15,167,186
                                                                 ------------

                Metals and Mining -- 1.2%
     37,500     Alcan Aluminum Ltd                                  1,232,813
     22,500     Inco Ltd                                              461,250
      5,000     Newmont Mining Corp                                   102,188
     15,000     Reynolds Metals Co                                    949,688
                                                                 ------------
                                                                    2,745,939
                                                                 ------------

                Oil and Gas -- 8.5%
     22,500     Amerada Hess Corp                                   1,396,406
      5,000     Atlantic Richfield Co                                 439,688
     40,000     Burlington Resources Inc                            1,672,500
     52,500     Enron Oil & Gas                                     1,253,438
      2,500     Exxon Corp                                            197,188
     15,000     Kerr-McGee Corp                                       840,000
     10,000     Mobil Corp                                          1,023,750
    150,000     Occidental Petroleum Corp                           3,253,124
     17,500     Questar Corp                                          330,313
     20,000     Texaco Inc                                          1,270,000
    112,500     Union Pacific Resources Group                       2,017,969
     87,500     Unocal Corp                                         3,664,062
     77,500     USX - Marathon Group                                2,412,188
                                                                 ------------
                                                                   19,770,626
                                                                 ------------

                Paper and Allied Products -- 6.3%
      5,000     Champion International Corp                           275,000
     35,000     Fort James Corp                                     1,128,750
    125,000     International Paper Co                              5,882,812
    112,500     Kimberly Clark Corp                                 6,405,468
     17,500     Weyerhaeuser Co                                       984,375
                                                                 ------------
                                                                   14,676,405
                                                                 ------------

                Pharmaceuticals -- 2.7%
     25,000     American Home Products Corp                         1,037,500
     10,000     Glaxo Wellcome PLC ADR                                529,375
     27,500     Lilly (Eli) & Co                                    2,052,188
     67,500     McKesson HBOC Inc                                   2,100,938
     10,000     Smithkline Beecham PLC ADR                            637,500
                                                                 ------------
                                                                    6,357,501
                                                                 ------------


               See accompanying notes to the financial statements.             3

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Primary Materials -- 0.3%
     25,000     Crown Cork & Seal Inc                                 664,063
                                                                 ------------

                Primary Processing -- 0.4%
     32,500     USX-US Steel Group Inc                                877,500
                                                                 ------------

                Printing and Publishing -- 0.3%
     25,000     R.R. Donnelley and Sons                               784,375
                                                                 ------------

                Real Estate -- 7.7%
     25,000     Brandywine Realty Trust                               448,438
     20,300     Developers Diversified Realty Corp                    303,231
     22,500     Duke Realty Investments                               504,844
    165,000     Equity Office Properties                            4,217,812
     75,000     Equity Residential Properties Trust                 3,299,999
    100,000     JP Realty Inc                                       1,937,500
     10,000     Liberty Property Trust                                245,000
     62,500     Mack-Cali Realty Corp                               1,773,438
     15,000     Simon Property Group Inc                              382,500
     15,000     Spieker Properties Inc                                573,750
    100,000     Summit Properties Inc                               1,987,500
    100,000     United Dominion Realty Trust Inc                    1,150,000
     50,000     Walden Residential Properties Inc                     940,625
                                                                 ------------
                                                                   17,764,637
                                                                 ------------

                Refining -- 1.3%
     75,000     Conoco Inc                                          2,006,250
     17,500     Royal Dutch Petroleum Co                            1,082,813
                                                                 ------------
                                                                    3,089,063
                                                                 ------------

                Retail Trade -- 5.4%
    100,000     Federated Department Stores Inc*                    4,599,999
     27,500     Saks Inc*                                             462,344
     57,500     Sears Roebuck & Co                                  2,156,250
    162,500     Toys R Us Inc*                                      2,244,531
     67,500     Wal Mart Stores Inc                                 2,991,094
                                                                 ------------
                                                                   12,454,218
                                                                 ------------

                Services -- 2.4%
     45,000     Hilton Hotels Corp                                    551,250
      5,000     Manpower Inc                                          135,000
      2,000     Meredith Corp                                          69,375


4               See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Services -- continued
    225,000     Waste Management Inc                                4,907,812
                                                                 ------------
                                                                    5,663,437
                                                                 ------------

                Technology -- 3.5%
     60,000     Compaq Computer Corp                                1,391,250
     22,500     Computer Sciences Corp                              1,556,719
    242,500     Storage Technology Corp*                            5,092,499
                                                                 ------------
                                                                    8,040,468
                                                                 ------------

                Telecommunications -- 4.5%
     30,000     Bell Atlantic Corp                                  1,837,500
     47,500     GTE Corp                                            3,259,687
     25,000     MediaOne Group Inc*                                 1,643,750
     30,001     SBC Communications                                  1,440,048
     45,000     US West Inc                                         2,351,250
                                                                 ------------
                                                                   10,532,235
                                                                 ------------

                Tobacco -- 0.3%
     25,000     Imperial Tobacco Group PLC ADR                        560,938
                                                                 ------------

                Transportation -- 4.5%
     15,000     AMR Corp*                                             879,375
     30,000     Burlington Northern Santa Fe Railroad Co              870,000
     65,000     Canadian Pacific                                    1,523,438
      5,000     Delta Air Lines Inc                                   254,063
     90,000     FDX Corp*                                           3,819,374
    100,000     Ryder System Inc                                    2,206,250
     32,500     USAir Group Inc*                                    1,001,406
                                                                 ------------
                                                                   10,553,906
                                                                 ------------

                Utilities -- 9.4%
     50,000     Cinergy Corp                                        1,518,750
     25,000     Dominion Resources Inc                              1,156,250
     27,500     Duke Power Co                                       1,581,250
     80,000     El Paso Energy Corp                                 2,925,000
     20,000     Firstenergy Corp                                      571,250
    100,000     Niagara Mohawk Holdings Inc*                        1,512,500
     25,000     PacifiCorp                                            510,938
     37,500     PG & E Corp                                         1,136,719
     25,000     Public Service Enterprise Group Inc.                1,025,000


               See accompanying notes to the financial statements.             5

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares/
Par Value ($)   Description                                          Value ($)
--------------------------------------------------------------------------------

                Utilities -- continued
     12,500     Reliant Energy Inc                                    346,094
    125,000     Sempra Energy                                       2,789,063
     25,000     Southern Co                                           676,563
     92,500     Texas Utilities Co                                  3,740,468
     35,000     TransCanada Pipeline Ltd                              498,750
     50,000     Unicom Corp                                         1,931,250
                                                                 ------------
                                                                   21,919,845
                                                                 ------------

                TOTAL COMMON STOCKS (COST $198,584,174)           216,708,080
                                                                 ------------

                PREFERRED STOCKS -- 3.0%

                Oil and Gas -- 1.1%
     45,000     Unocal Corp Convertible 6.25% 144A                  2,604,375
                                                                 ------------

                Real Estate -- 0.6%
     32,500     Crescent Real Estate 6.75%                            513,906
     37,500     Reckson Associates Realty Corp 7.625%                 761,719
                                                                 ------------
                                                                    1,275,625
                                                                 ------------

                Transportation -- 1.2%
     62,500     Union Pacific Capital Trust 6.25% 144A*             2,890,625
                                                                 ------------

                Utilities -- 0.1%
      5,000     Texas Utilities Co Convertible 9.25%                  260,000
                                                                 ------------

                TOTAL PREFERRED STOCKS (COST $7,295,642)            7,030,625
                                                                 ------------

                DEBT OBLIGATIONS -- 0.8%

                Electronic Equipment -- 0.8%
   $2,500,000   Advanced Micro Devices Inc, 6.00% due 5/15/05       1,956,250
                                                                 ------------

                TOTAL DEBT OBLIGATIONS (COST $2,107,797)            1,956,250
                                                                 ------------


6               See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


  Shares/
Par Value ($)   Description                                          Value ($)
--------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS -- 8.7%

                Cash Equivalents -- 5.6%
  $2,342,958    BankBoston Eurodollar Time Deposit,
                5.4325% due 10/29/99(a)                               2,342,958
   1,733,947    Merrimac Cash Fund Premium Class(a)                   1,733,947
  $9,000,000    Prudential Securities Group Inc, Master Note,
                5.625% due 3/10/2000(a)                               9,000,000
                                                                   ------------
                                                                     13,076,905
                                                                   ------------

                Repurchase Agreements -- 3.1%
  $7,186,360    Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/99, due 9/1/99, with a maturity
                value of $7,187,294 and an effective yield of
                4.68%, collateralized by a U.S. Treasury
                Obligation with a rate of 8.125%, maturity date
                of 8/15/21 and market value, including accrued
                interest, of $7,330,087.                              7,186,360
                                                                   ------------

                TOTAL SHORT-TERM INVESTMENTS (COST $20,263,265)      20,263,265
                                                                   ------------

                TOTAL INVESTMENTS -- 105.8%
                (COST $228,250,878)                                 245,958,220

                Other Assets and Liabilities (net) -- (5.8)%        (13,540,575)
                                                                   ------------

                TOTAL NET ASSETS -- 100%                           $232,417,645
                                                                   ============

                Notes to the Schedule of Investments:

                ADR - American Depositary Receipt

                144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

               *    Non-income producing security.

               (a)  Represents investments of security lending collateral
                    (Note 1).


               See accompanying notes to the financial statements.             7

GMO Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $228,250,878) (Note 1)            $245,958,220
   Receivable for investments sold                                  1,905,583
   Dividends and interest receivable                                  493,477
   Receivable for expenses waived or borne by Manager (Note 2)          7,192
                                                                 -------------

       Total assets                                               248,364,472
                                                                 -------------

Liabilities:
   Payable for investments purchased                                2,711,415
   Payable upon return of securities loaned (Note 1)               13,076,905
   Payable to affiliate for (Note 2):
      Management fee                                                   91,693
      Shareholder service fee                                          28,325
   Accrued expenses                                                    38,489
                                                                 -------------

       Total liabilities                                           15,946,827
                                                                 -------------

Net assets                                                       $232,417,645
                                                                 =============

Net assets consist of:
   Paid-in capital                                               $205,041,303
   Accumulated undistributed net investment income                    738,511
   Accumulated undistributed net realized gain                      8,930,489
   Net unrealized appreciation                                     17,707,342
                                                                 -------------
                                                                 $232,417,645
                                                                 =============

Net assets attributable to:
   Class III shares                                              $232,417,645
                                                                 =============

Shares outstanding:
   Class III                                                       22,256,652
                                                                 =============

Net asset value per share:
   Class III                                                     $      10.44
                                                                 =============

8              See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of  $15,570)                 $2,720,129
   Interest (including securities lending income of $15,904)           250,751
                                                                    -----------

      Total income                                                   2,970,880
                                                                    -----------

Expenses:
   Management fee (Note 2)                                             516,456
   Custodian and transfer agent fees                                    26,511
   Audit fees                                                           19,690
   Legal fees                                                            3,312
   Trustees fees (Note 2)                                                1,104
   Registration fees                                                       364
   Miscellaneous                                                         1,472
   Fees waived or borne by Manager (Note 2)                            (52,453)
                                                                    -----------
                                                                       516,456
   Shareholder service fee (Note 2)
      Class III                                                        168,409
                                                                    -----------
      Net expenses                                                     684,865
                                                                    -----------

        Net investment income                                        2,286,015
                                                                    -----------

Realized and unrealized gain:

   Net realized gain on investments                                 10,816,586
                                                                    -----------

   Change in net unrealized appreciation (depreciation) on           1,810,534
   investments
                                                                    -----------

      Net realized and unrealized gain                              12,627,120
                                                                    -----------

Net increase in net assets resulting from operations               $14,913,135
                                                                   ============

               See accompanying notes to the financial statements.            9

GMO Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                             Six Months Ended
                                             August 31, 1999      Year Ended
                                               (Unaudited)    February 28, 1999
                                             ---------------- ------------------

Increase (decrease) in net assets:
Operations:
   Net investment income                        $  2,286,015    $   4,794,401
   Net realized gain                              10,816,586       56,251,289
   Change in net unrealized appreciation
     (depreciation)                                1,810,534      (51,003,336)
                                                ------------    -------------

   Net increase in net assets resulting from
     operations                                   14,913,135       10,042,354
                                                ------------    -------------

Distributions to shareholders from:
   Net investment income
      Class III                                   (1,553,560)      (5,045,206)
                                                ------------    -------------
      Total distributions from net investment
      income                                      (1,553,560)      (5,045,206)
                                                ------------    -------------
   Net realized gains
      Class III                                  (15,853,816)     (71,266,327)
                                                ------------    -------------
      Total distributions from net realized
      gains                                      (15,853,816)     (71,266,327)
                                                ------------    -------------
                                                 (17,407,376)     (76,311,533)
                                                ------------    -------------
   Net share transactions: (Note 5)
      Class III                                   32,070,138      (62,992,395)
                                                ------------    -------------
   Increase (decrease) in net assets resulting
     from net share transactions                  32,070,138      (62,992,395)
                                                ------------    -------------

     Total increase (decrease) in net assets      29,575,897     (129,261,574)

Net assets:
   Beginning of period                           202,841,748      332,103,322
                                                ------------    -------------


   End of period (including accumulated
     undistributed net investment income of
     $738,511 and $6,056, respectively)         $232,417,645    $ 202,841,748
                                                ============    =============


10             See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust

Financial Highlights
(For a Class III share outstanding throughout each period)
-----------------------------------------------------------------------------------------------

                             Six Months Ended            Year Ended February 28/29,
                              August 31, 1999  -----------------------------------------------
                               (Unaudited)      1999      1998      1997      1996      1995
                             ----------------  -------   -------   -------   -------   -------
Net asset value, beginning of
   period                          $10.40      $14.33    $14.85    $14.25    $12.05    $13.48
                                   -------     -------   -------   -------   -------   -------

Income from investment operations:
   Net investment income             0.11        0.26      0.31      0.31      0.39      0.41
   Net realized and unrealized       0.77        0.13      3.81      2.47      3.71      0.32
      gain                         -------     -------   -------   -------   -------   -------

      Total from investment
      operations                     0.88        0.39      4.12      2.78      4.10      0.73
                                   -------     -------   -------   -------   -------   -------

Less distributions to shareholders:
   From net investment income       (0.08)      (0.27)    (0.35)    (0.32)    (0.39)    (0.45)
   From net realized gains          (0.76)      (4.05)    (4.29)    (1.86)    (1.51)    (1.71)
                                   -------     -------   -------   -------   -------   -------

      Total distributions           (0.84)      (4.32)    (4.64)    (2.18)    (1.90)    (2.16)
                                   -------     -------   -------   -------   -------   -------
Net asset value, end of period     $10.44      $10.40    $14.33    $14.85    $14.25    $12.05
                                   =======     =======   =======   =======   =======   =======

Total Return (a)                     7.97%       2.24%    31.54%    21.26%    35.54%     6.85%

Ratios/Supplemental Data:
   Net assets, end of period     $232,418    $202,842  $332,103   $469,591  $317,612  $350,694
      (000's)
   Net expenses to average
      daily net assets               0.61%*      0.61%     0.61%     0.61%     0.61%      0.61%
   Net investment income to
      average daily net assets       2.04%*      1.82%     1.89%     2.17%     2.66%      2.86%
   Portfolio turnover rate             47%         37%       40%       84%       65%        77%
   Fees and expenses voluntarily
      waived or borne by the
      Manager consisted of the
      following per share amounts:     --(b)    $0.04     $0.05      $0.04     $0.02     $0.02

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Annualized.


               See accompanying notes to the financial statements.            11

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's current benchmark is the Russell 1000 Value Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Futures contracts
     The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     each day by the board of trade or exchange on which they are traded. As of August 31, 1999 the Fund held no open futures contracts.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $12,606,142, collateralized by cash in the amount of $13,076,905, which was invested in short-term instruments.

     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 1999 the Fund held no open swap agreements.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold", as summarized in Note 5. For the six months ended August 31, 1999, the Fund received $11,637 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .46% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .70% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .46% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $1,104. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $119,279,248 and $100,529,090, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                Gross Unrealized         Gross Unrealized          Net Unrealized
        Aggregate Cost            Appreciation             Depreciation             Appreciation
     ----------------------    --------------------     --------------------     -------------------
         $228,250,878              $32,758,838              $15,051,496             $17,707,342


4.   Principal shareholder

     At August 31, 1999, 58.2% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder could have a material effect.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                            Six Months Ended                    Year Ended
     Class III:                              August 31, 1999                February 28, 1999
                                      ------------------------------   -----------------------------
                                         Shares          Amount           Shares         Amount
                                      --------------  --------------   -------------  --------------
     Shares sold                          3,370,348   $  39,853,750         254,879   $   3,308,655
     Shares issued to shareholders
          in reinvestment of
          distributions                   1,447,972      16,178,422       5,904,295      68,359,733
     Shares repurchased                  (2,071,219)    (23,962,034)     (9,828,113)   (134,660,783)
                                      ==============  ==============   =============  ==============
     Net increase (decrease)               2,747,101  $   32,070,138     (3,668,939)  $ (62,992,395)
                                      ==============  ==============   =============  ==============

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

Gmo Global Ballanced Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)




 Par Value ($)/
    Shares      Description                                        Value ($)
--------------------------------------------------------------------------------

                MUTUAL FUNDS -- 100.0%
    517,908     GMO Currency Hedged International Core Fund         5,448,396
  1,657,092     GMO Domestic Bond Fund                             15,377,812
    355,990     GMO Emerging Country Debt Fund                      2,563,128
    472,419     GMO Emerging Markets Fund                           4,407,668
    516,552     GMO Evolving Countries Fund                         5,072,541
     51,398     GMO Growth Fund                                       224,094
    532,280     GMO Inflation Indexed Bond Fund                     5,333,446
    392,983     GMO International Bond Fund                         3,764,773
    350,686     GMO International Core Fund                         8,125,392
     73,803     GMO International Small Companies Fund                923,273
    618,734     GMO REIT Fund                                       5,519,111
    248,707     GMO Small Cap Growth Fund                           2,947,178
    478,970     GMO Small Cap Value Fund                            6,035,026
  2,529,301     GMO U.S. Bond/Global Alpha A Fund                  24,559,518
    827,259     GMO U.S. Core Fund                                 15,428,378
    259,839     GMO Value Fund                                      2,712,718
                                                                  ------------

                TOTAL MUTUAL FUNDS  (Cost  $116,312,365)           108,442,452
                                                                  ------------

                SHORT-TERM INVESTMENTS -- 0.0%

                Repurchase Agreements -- 0.0%
   $  8,419     Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/99, due 9/1/99, with a maturity
                value of $8,420 and an effective yield of
                4.68%, collateralized by a U.S. Treasury
                Obligation with a rate of 8.125%, maturity date         8,419
                of 8/15/21 and market value, including accrued    ------------
                interest, of $8,588.


                TOTAL SHORT-TERM INVESTMENTS  (Cost  $8,419)            8,419
                                                                  ------------

                TOTAL INVESTMENTS -- 100.0%
                (Cost $116,320,784)                                108,450,871

                Other Assets and Liabilities (net) -- (0.0)%           (7,424)
                                                                  ------------

                TOTAL NET ASSETS-- 100%                           $108,443,447
                                                                  ============





              See accompanying notes to the financial statements.            1

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $116,320,784) (Note 1)              $108,450,871
   Receivable for expenses waived or borne by Manager (Note 2)            3,659
                                                                   ------------

      Total assets                                                  108,454,530
                                                                   ------------

Liabilities:
   Accrued expenses                                                      11,083
                                                                   ------------

      Total liabilities                                                  11,083
                                                                   ------------

Net assets                                                         $108,443,447
                                                                   ============

Net assets consist of:
   Paid-in capital                                                 $116,912,951
   Accumulated undistributed net investment income                    1,759,468
   Accumulated net realized loss                                     (2,359,059)
   Net unrealized depreciation                                       (7,869,913)
                                                                   ------------
                                                                   $108,443,447
                                                                   ============

Net assets attributable to:
   Class III shares                                                $108,443,447
                                                                   ============

Shares outstanding:
   Class III                                                         10,126,959
                                                                   ============

Net asset value per share:
   Class III                                                       $      10.71
                                                                   ============



2             See accompanying notes to the financial statements.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                        $ 1,761,836
   Interest                                                              1,482
                                                                   -----------

      Total income                                                   1,763,318
                                                                   -----------

Expenses:
   Custodian and transfer agent fees                                     8,919
   Audit fees                                                            8,191
   Legal fees                                                            1,931
   Trustees fees (Note 2)                                                  736
   Registration fees                                                       364
   Miscellaneous                                                           920
   Fees waived or borne by Manager (Note 2)                            (21,061)
                                                                   -----------
      Net expenses                                                         --
                                                                   -----------

        Net investment income                                        1,763,318
                                                                   -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                   (3,940,720)
      Realized gain distributions from investment company shares     1,912,358
                                                                   -----------

        Net realized loss                                           (2,028,362)
                                                                   -----------

   Change in net unrealized appreciation (depreciation) on
      investments                                                   10,091,332
                                                                   -----------

      Net realized and unrealized gain                               8,062,970
                                                                   -----------

Net increase in net assets resulting from operations               $ 9,826,288
                                                                   ===========


              See accompanying notes to the financial statements.              3

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------

                                                             Six Months Ended
                                                             August 31, 1999         Year Ended
                                                               (Unaudited)        February 28, 1999
                                                            -----------------     -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                       $ 1,763,318         $ 3,054,707
   Net realized gain (loss)                                     (2,028,362)         11,000,413
   Change in net unrealized appreciation (depreciation)         10,091,332         (17,495,459)
                                                               ------------        ------------

   Net increase (decrease) in net assets resulting from
      operations                                                 9,826,288          (3,440,339)
                                                               ------------        ------------
Distributions to shareholders from:
   Net investment income
       Class III                                                   (18,814)         (3,054,707)
                                                               ------------        ------------
       Total distributions from net investment income              (18,814)         (3,054,707)
                                                               ------------        ------------
   In excess of net investment income
       Class III                                                        --          (3,098,321)
                                                               ------------        ------------
       Total distributions in excess of net investment
       income                                                           --          (3,098,321)
                                                               ------------        ------------
   Net realized gains
       Class III                                                (6,105,103)         (5,840,251)
                                                               ------------        ------------
       Total distributions from net realized gains              (6,105,103)         (5,840,251)
                                                               ------------        ------------

                                                                (6,123,917)        (11,993,279)
                                                               ------------        ------------
   Net share transactions: (Note 5)
       Class III                                               (22,859,348)         27,754,476
                                                               ------------        ------------
   Increase (decrease) in net assets resulting from net
      share transactions                                       (22,859,348)         27,754,476
                                                               ------------        ------------

      Total increase (decrease) in net assets                  (19,156,977)         12,320,858

Net assets:
   Beginning of period                                         127,600,424         115,279,566
                                                               ------------        ------------


   End of period (including accumulated undistributed net
      investment income of $1,759,468 and $14,964,             $108,443,447        $127,600,424
      respectively)                                            ============        ============




4                       See accompanying notes to the financial statements.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

---------------------------------------------------------------------------------------------

                                                                            Period from
                                                                            June 2, 1997
                                                                           (commencement
                                     Six Months Ended     Year Ended       of operations)
                                      August 31, 1999    February 28,      to February 28,
                                        (Unaudited)          1999               1998
----------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  10.51         $  11.87          $  11.56
                                           --------         --------          --------


Income from investment operations:
   Net investment income (b)                   0.17             0.31              0.17+
   Net realized and unrealized gain (loss)     0.68            (0.54)             1.30
                                           --------         --------          --------

     Total from investment operations          0.85            (0.23)             1.47
                                           --------         --------          --------


Less distributions to shareholders:
   From net investment income                    --(f)         (0.28)            (0.33)
   In excess of net investment income            --            (0.29)               --(c)
   From net realized gains                    (0.65)           (0.56)            (0.83)
                                           --------         --------          --------

     Total distributions                      (0.65)           (1.13)            (1.16)
                                           --------         --------          --------
Net asset value, end of period             $  10.71         $  10.51          $  11.87
                                           ========         ========          ========

Total Return (a)                               7.93%           (2.27)%           13.31%

Ratios/Supplemental Data:
   Net assets, end of period (000's)       $108,443         $127,600          $115,280
   Net expenses to average daily net           0.00%*           0.00%             0.00%*
     assets (d)
   Net investment income to average            2.95%*           2.50%             1.91%*
     daily net assets (b)
   Portfolio turnover rate                        7%              10%               18%
   Fees and expenses voluntarily
     waived or borne by the Manager
     consisted of the following per              --(e)      $   0.01          $   0.01
     share amounts:

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) The per share distribution in excess of net investment income was $0.001.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.
(e) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(f) The per share distribution from net investment income is $0.002.
+   Computed using average shares outstanding throughout the period.
*   Annualized.

              See accompanying notes to the financial statements.              5

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO Global Balanced Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

    The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO Global Balanced Index through investment to varying extents in other funds of the Trust. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    Security transactions and related investment income
    Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

    Purchases and redemptions of Fund shares
    The premium on cash purchases of Fund shares is .35% of the amount invested. In the case of cash redemptions, the fee is .11% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999 the Fund received $9,129 in purchase premiums and $26,099 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Investment risk
    The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.  Fees and other transactions with affiliates

    The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

    GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2000 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $736. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.  Purchases and sales of securities

    Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999 aggregated $8,565,186 and $33,879,100, respectively.

    At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                               Gross              Gross
                            Unrealized         Unrealized        Net Unrealized
      Aggregate Cost       Appreciation       Depreciation        Depreciation
    ------------------    ----------------    --------------    ----------------
      $116,320,784          $1,271,160         $9,141,073         $7,869,913

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

4.  Principal shareholders

    At August 31, 1999, 46.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                 Six Months Ended               Year Ended
   Class III:                                     August 31, 1999            February 28, 1999
                                             -------------------------  -------------------------
                                               Shares       Amount        Shares       Amount
                                             -----------  ------------  -----------  ------------
   Shares sold                                  238,334  $  2,608,163    2,130,109  $ 24,341,942
   Shares issued to shareholders in
     reinvestment of distributions              555,977     6,121,305    1,001,505    11,059,081
   Shares repurchased                        (2,811,453)  (31,588,816)    (695,474)   (7,646,547)
                                            ===========  ============  ===========  ============
   Net increase (decrease)                   (2,017,142) $(22,859,348)   2,436,140  $ 27,754,476
                                            ===========  ============  ===========  ============

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


 Par Value ($)/
     Shares       Description                                                       Value ($)
--------------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 100.0%
     50,995       GMO Currency Hedged International Core Fund                         536,465
    196,386       GMO Emerging Country Debt Fund                                    1,413,981
    211,180       GMO Emerging Markets Fund                                         1,970,310
    238,387       GMO Evolving Countries Fund                                       2,340,963
     50,322       GMO Growth Fund                                                     219,402
    137,841       GMO Inflation Indexed Bond Fund                                   1,381,162
     36,234       GMO International Bond Fund                                         347,125
    221,098       GMO International Core Fund                                       5,122,832
     33,224       GMO International Small Companies Fund                              415,630
    286,629       GMO REIT Fund                                                     2,556,729
    117,629       GMO Small Cap Growth Fund                                         1,393,898
    231,131       GMO Small Cap Value Fund                                          2,912,247
    149,095       GMO U.S. Bond/Global Alpha A Fund                                 1,447,708
    607,018       GMO U.S. Core Fund                                               11,320,879
    146,263       GMO Value Fund                                                    1,526,990
                                                                                -------------

                  TOTAL MUTUAL FUNDS  (COST  $37,125,285)                          34,906,321
                                                                                -------------

                  SHORT-TERM INVESTMENTS -- 0.0%

                  Repurchase Agreements -- 0.0%
    $ 9,530       Salomon Smith Barney Inc. Repurchase Agreement, dated
                  8/31/99, due 9/1/99, with a maturity value of $9,532 and an effective yield of 4.68%, collateralized by a U.S. Treasury
                  Obligation with a rate of 8.125%, maturity date of 8/15/21
                  and market value, including accrued interest, of $9,721.              9,530
                                                                                -------------

                  TOTAL SHORT-TERM INVESTMENTS  (COST  $9,530)                          9,530
                                                                                -------------

                  TOTAL INVESTMENTS -- 100.0%
                  (Cost $37,134,815)                                               34,915,851

                  Other Assets and Liabilities (net) -- 0.0%                           (5,248)
                                                                                -------------

                  TOTAL NET ASSETS -- 100%                                        $34,910,603
                                                                                =============


               See accompanying notes to the financial statements.             1

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $37,134,815) (Note 1)               $ 34,915,851
   Receivable for expenses waived or borne by Manager (Note 2)            2,295
                                                                   ------------

       Total assets                                                  34,918,146
                                                                   ------------

Liabilities:
   Accrued expenses                                                       7,543
                                                                   ------------

       Total liabilities                                                  7,543
                                                                   ------------

Net assets                                                         $ 34,910,603
                                                                   ============

Net assets consist of:
   Paid-in capital                                                 $ 37,077,194
   Accumulated undistributed net investment income                      350,307
   Accumulated net realized loss                                       (297,934)
   Net unrealized depreciation                                       (2,218,964)
                                                                   ============
                                                                   $ 34,910,603
                                                                   ============

Net assets attributable to:
   Class III shares                                                $ 34,910,603
                                                                   ============

Shares outstanding:
   Class III                                                          3,668,763
                                                                   ============

Net asset value per share:
   Class III                                                       $       9.52
                                                                   ============


2              See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)


Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
-----------------------------------------------------------------------------------------------
Investment Income:
   Dividends from investment company shares                                         $   350,094
   Interest                                                                                 213
                                                                                    -----------

       Total income                                                                     350,307
                                                                                    -----------

Expenses:
   Audit fees                                                                             8,191
   Custodian and transfer agent fees                                                      3,589
   Legal fees                                                                               552
   Registration fees                                                                        364
   Trustees fees (Note 2)                                                                   184
   Miscellaneous                                                                            736
   Fees waived or borne by Manager (Note 2)                                             (13,616)
                                                                                    -----------
       Net expenses                                                                          --
                                                                                    -----------

          Net investment income                                                         350,307
                                                                                    -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                     (321,535)
       Realized gain distributions from investment company shares                     1,038,303
                                                                                    -----------

          Net realized gain                                                             716,768
                                                                                    -----------

   Change in net unrealized appreciation (depreciation) on investments                3,147,384
                                                                                    -----------

       Net realized and unrealized gain                                               3,864,152
                                                                                    -----------

Net increase in net assets resulting from operations                                $ 4,214,459
                                                                                    ===========


               See accompanying notes to the financial statements.             3

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------

                                             Six Months Ended
                                              August 31, 1999              Year Ended
                                                (Unaudited)               February 28, 1999
                                              ---------------           -------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                       $   350,307               $    697,497
   Net realized gain                               716,768                  3,942,235
   Change in net unrealized appreciation
      (depreciation)                             3,147,384                 (6,146,786)
                                               -----------               ------------

   Net increase (decrease) in net assets
      resulting from operations                  4,214,459                 (1,507,054)
                                               -----------               ------------

Distributions to shareholders from:
   Net investment income
       Class III                                        --                   (697,497)
                                               -----------               ------------
       Total distributions from net
       investment income                                --                   (697,497)
                                               -----------               ------------
   In excess of net investment income
       Class III                                        --                 (1,211,441)
                                               -----------               ------------
       Total distributions in excess of
       net investment income                            --                 (1,211,441)
                                               -----------               ------------
   Net realized gains
       Class III                                (1,764,798)                (3,274,986)
                                               -----------               ------------
       Total distributions from net
       realized gains                           (1,764,798)                (3,274,986)
                                               -----------               ------------

                                                (1,764,798)                (5,183,924)
                                               -----------               ------------
   Net share transactions: (Note 5)
       Class III                                   (12,666)                (5,936,414)
                                               -----------               ------------
   Decrease in net assets resulting from
      net share transactions                       (12,666)                (5,936,414)
                                               -----------               ------------

      Total increase (decrease) in net
      assets                                     2,436,995                (12,627,392)

Net assets:
   Beginning of period                          32,473,608                 45,101,000
                                               -----------               ------------


   End of period (including accumulated
      undistributed net investment
      income of $350,307 and $0,
      respectively)                             $34,910,603               $32,473,608
                                               ============              =============


4              See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------------------------------

                                     Six Months Ended           Year Ended February 28,
                                      August 31, 1999    --------------------------------------
                                        (Unaudited)        1999          1998           1997  *
                                        -----------      --------      --------       --------
Net asset value, beginning of
   period                               $   8.85       $  10.48        $ 10.30        $  10.00
                                        --------       --------        -------        --------

Income from investment operations:
   Net investment income (a)                0.10           0.16+          0.26+           0.12
   Net realized and unrealized
      gain (loss)                           1.06          (0.40)          1.83            0.38
                                        --------       --------        -------        --------

      Total from investment
      operations                            1.16          (0.24)          2.09            0.50
                                        --------       --------        -------        --------

Less distributions to shareholders:
   From net investment income                 --          (0.16)         (0.26)          (0.12)
   In excess of net investment
      income                                  --          (0.40)            --(c)           --
   From net realized gains                 (0.49)         (0.83)         (1.65)          (0.08)
                                        --------       --------        -------        --------

      Total distributions                  (0.49)         (1.39)         (1.91)          (0.20)
                                        --------       --------        -------        --------
Net asset value, end of period          $   9.52       $   8.85        $ 10.48        $  10.30
                                        ========       ========        =======        ========

Total Return (b)                           12.90%         (2.84)%        21.86%           5.09%

Ratios/Supplemental Data:
   Net assets, end of period (000's)     $34,911        $32,474         $45,101        $30,787
   Net expenses to average daily
      net assets (d)                        0.00%**        0.00%          0.00%           0.00%**
   Net investment income to average
      daily net assets (a)                  1.98%**        1.64%          2.39%           3.21%**
   Portfolio turnover rate                     8%            34%            32%             10%
   Fees and expenses voluntarily waived
      or borne by the Manager consisted
      of the following per share amounts:     --(e)     $  0.01         $ 0.01         $  0.01


(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(c)  The per share distribution in excess of net investment income was $0.0009.

(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.

(e) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

*    Period from November 26, 1996 (commencement of operations) to February 28,
     1997.

**   Annualized.

+    Computed using average shares outstanding throughout the period.


               See accompanying notes to the financial statements.             5

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Global (U.S.+) Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the GMO Global (U.S.+) Equity Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements - (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .47% of the amount invested. In the case of cash redemptions, the fee is .15% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements - (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Fund received $3,610 in purchase premiums and $1,636 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     Investment risk
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

     GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2000 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $184. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $2,831,754 and $3,227,057, respectively.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)


Notes to Financial Statements - (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------------------------

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                 Gross Unrealized         Gross Unrealized        Net Unrealized
         Aggregate Cost            Appreciation             Depreciation           Depreciation
     ----------------------    --------------------     -------------------     ------------------
         $ 37,134,815               $ 460,705              $ 2,679,669             $ 2,218,964


4.   Principal shareholders

     At August 31, 1999, 35.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               Six Months Ended                    Year Ended
   Class III:                                   August 31, 1999                 February 28, 1999
                                       -------------------------------- ----------------------------------
                                            Shares          Amount           Shares           Amount
                                       --------------- ----------------- --------------- -----------------
   Shares sold                                81,396  $      768,043         531,374    $      5,481,883
   Shares issued to shareholders
    in reinvestment of distributions          31,519         311,724         136,208           1,323,898

   Shares repurchased                       (114,630)     (1,092,433)     (1,298,592)        (12,742,195)
                                       --------------- ----------------- --------------- -----------------
   Net decrease                               (1,715) $      (12,666)       (631,010)   $     (5,936,414)
                                       --------------- ----------------- --------------- -----------------

GMO World Equity Allocation Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO World Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



  Par Value
    ($)/
   Shares      Description                                            Value($)
-------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
   15,238      GMO Currency Hedged International Core Fund            160,302
   61,259      GMO Emerging Country Debt Fund                         441,029
   90,946      GMO Emerging Markets Fund                              848,527
  108,947      GMO Evolving Countries Fund                          1,069,864
   13,830      GMO Growth Fund                                         60,301
   42,470      GMO Inflation Indexed Bond Fund                        425,557
   26,463      GMO International Bond Fund                            253,517
  156,474      GMO International Core Fund                          3,625,503
   16,938      GMO International Small Companies Fund                 211,893
   51,942      GMO REIT Fund                                          463,326
   22,075      GMO Small Cap Growth Fund                              261,587
   44,117      GMO Small Cap Value Fund                               555,881
   24,497      GMO U.S. Bond/Global Alpha A Fund                      237,871
   81,647      GMO U.S. Core Fund                                   1,522,728
   25,621      GMO Value Fund                                         267,490
                                                                  -----------

               TOTAL MUTUAL FUNDS (COST $10,068,112)               10,405,376
                                                                  -----------

               SHORT-TERM INVESTMENTS -- 0.1%

               Repurchase Agreements -- 0.1%
  $12,320      Salomon Smith Barney Inc. Repurchase Agreement,
               dated 8/31/99, due 9/1/99, with a maturity value
               of $12,322 and an effective yield of 4.68%,
               collateralized by a U.S. Treasury Obligation with
               a rate of 8.125%, maturity date of 8/15/21 and
               market value, including accrued interest, of
               $12,567.                                                12,320
                                                                  -----------


               TOTAL SHORT-TERM INVESTMENTS (COST $12,320)             12,320
                                                                  -----------


               TOTAL INVESTMENTS -- 100.1%
               (Cost $10,080,432)                                  10,417,696

               Other Assets and Liabilities (net) -- (0.1)%            (8,523)
                                                                  -----------

               TOTAL NET ASSETS -- 100%                           $10,409,173
                                                                  ===========





              See accompanying notes to the financial statements.            1

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $10,080,432) (Note 1)                $10,417,696
   Receivable for expenses waived or borne by Manager (Note 2)            1,738
                                                                    -----------

      Total assets                                                   10,419,434
                                                                    -----------

Liabilities:
   Accrued expenses                                                      10,261
                                                                    -----------

      Total liabilities                                                  10,261
                                                                    -----------

Net assets                                                          $10,409,173
                                                                    ===========

Net assets consist of:
   Paid-in capital                                                  $15,947,906
   Accumulated undistributed net investment income                       70,644
   Accumulated net realized loss                                     (5,946,641)
   Net unrealized appreciation                                          337,264
                                                                    -----------
                                                                    $10,409,173
                                                                    ===========

Net assets attributable to:
   Class III shares                                                 $10,409,173
                                                                    ===========

Shares outstanding:
   Class III                                                          1,209,140
                                                                    ===========

Net asset value per share:
   Class III                                                        $      8.61
                                                                    ===========


2             See accompanying notes to the financial statements.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                         $    70,326
   Interest                                                                 318
                                                                    -----------

      Total income                                                       70,644
                                                                    -----------

Expenses:
   Audit fees                                                             8,468
   Custodian and transfer agent fees                                      2,315
   Registration fees                                                        364
   Legal fees                                                               279
   Trustees fees (Note 2)                                                    93
   Miscellaneous                                                            552
   Fees waived or borne by Manager (Note 2)                             (12,071)
                                                                    -----------
      Net expenses                                                         --
                                                                    -----------

        Net investment income                                            70,644
                                                                    -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                    (5,621,984)
      Realized gain distributions from investment company shares        211,674
                                                                    -----------

        Net realized loss                                            (5,410,310)
                                                                    -----------

   Change in net unrealized appreciation (depreciation) on
     investments                                                      7,698,956
                                                                    -----------

      Net realized and unrealized gain                                2,288,646
                                                                    -----------

Net increase in net assets resulting from operations                $ 2,359,290
                                                                    ===========



              See accompanying notes to the financial statements.              3

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                               Six Months Ended
                                                August 31,1999      Year Ended
                                                  (Unaudited)    February 28, 1999
                                                  -----------    -----------------

Increase (decrease) in net assets:
Operations:
   Net investment income                           $     70,644    $    885,699
   Net realized gain (loss)                          (5,410,310)      1,737,055
   Change in net unrealized appreciation
      (depreciation)                                  7,698,956      (5,741,678)
                                                   ------------    ------------

   Net increase (decrease) in net assets
      resulting from operations                       2,359,290      (3,118,924)
                                                   ------------    ------------

Distributions to shareholders from:
   Net investment income
       Class III                                           --          (885,699)
                                                   ------------    ------------
       Total distributions from net
       investment income                                   --          (885,699)
                                                   ------------    ------------
   In excess of net investment income
       Class III                                           --        (1,377,961)
                                                   ------------    ------------
       Total distributions in excess of net
       investment income                                   --        (1,377,961)
                                                   ------------    ------------
   Net realized gains
       Class III                                     (1,505,715)     (3,441,070)
                                                   ------------    ------------
       Total distributions from net
       realized gains                                (1,505,715)     (3,441,070)
                                                   ------------    ------------

                                                     (1,505,715)     (5,704,730)
                                                   ------------    ------------
   Net share transactions: (Note 5)
       Class III                                    (20,026,208)    (12,546,195)
                                                   ------------    ------------
   Decrease in net assets resulting from
      net share transactions                        (20,026,208)    (12,546,195)
                                                   ------------    ------------

      Total decrease in net assets                  (19,172,633)    (21,369,849)

Net assets:
   Beginning of period                               29,581,806      50,951,655
                                                   ------------    ------------


   End of period (including accumulated
      undistributed net investment income
      of $70,644 and $0, respectively)             $ 10,409,173    $ 29,581,806
                                                   ============    ============

   4           See accompanying notes to the financial statements.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------




                                                                Year Ended February 28,
                                   Six Months Ended     ----------------------------------------
                                    August 31, 1999
                                       (Unaudited)        1999            1998           1997*
                                   ----------------     --------        -------        --------

Net asset value, beginning of
   period                                $  8.52        $ 10.39         $10.52         $ 10.07
                                         --------       --------        -------        --------


Income from investment operations:
   Net investment income (a)                0.06           0.18+          0.29+           0.11
   Net realized and unrealized
      gain (loss)                           1.48          (0.82)          1.03            0.63
                                         --------       --------        -------        --------

      Total from investment
      operations                            1.54          (0.64)          1.32            0.74
                                         --------       --------        -------        --------


Less distributions to shareholders:
   From net investment income                 --          (0.18)         (0.28)          (0.11)
   In excess of net investment
      income                                  --          (0.33)            --(b)           --
   From net realized gains                 (1.45)         (0.72)         (1.17)          (0.18)
                                         --------       --------        -------        --------

      Total distributions                  (1.45)         (1.23)         (1.45)          (0.29)
                                         --------       --------        -------        --------
Net asset value, end of period           $  8.61        $  8.52         $10.39         $ 10.52
                                         ========       ========        =======        ========

Total Return (c)                           17.67%         (6.67)%        13.56%           7.51%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's)                            $10,409        $29,582         $50,952        $36,746
   Net expenses to average daily
      net assets (d)                        0.00%**        0.00%          0.00%           0.00%**
   Net investment income to
      average daily net assets (a)          1.03%**        1.91%          2.65%           0.91%**
   Portfolio turnover rate                     6%            17%            49%             31%
   Fees and expenses voluntarily
      waived or borne by the
      Manager consisted of the
      following per share
      amounts:                           $  0.01        $  0.01         $ 0.01         $  0.03

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b)  The per share distribution in excess of net investment income was $0.0004.
(c) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.
+    Computed using average shares outstanding throughout the period.
*    Period from October 22, 1996 (commencement of operations) to
     February 28, 1997.
**   Annualized.


            See accompanying notes to the financial statements.             5

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


1.   Significant accounting policies

     GMO World Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO World Extended benchmark through investment to varying extents in other Funds of the Trust. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .66% of the amount invested. In the case of cash redemptions, the fee is .15% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


     Fund received $3,734 in purchase premiums and $33,196 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     Investment risk
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

     GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2000 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $93. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $980,524 and $22,236,624, respectively.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                              Gross Unrealized       Gross Unrealized         Net Unrealized
        Aggregate Cost          Appreciation           Depreciation            Appreciation
     ---------------------    ------------------    --------------------    --------------------
        $ 10,080,432             $ 600,482              $ 263,218               $ 337,264

4.   Principal shareholders

     At August 31, 1999, 99.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                         Six Months Ended                    Year Ended
   Class III:                             August 31, 1999                 February 28, 1999
                                   ------------------------------   ------------------------------
                                      Shares           Amount         Shares            Amount
                                   -------------    -------------   ------------     -------------
Shares sold                             61,132     $    565,697             497      $      4,496
Shares issued to shareholders
  in reinvestment of
  distributions                        170,716        1,505,715         535,862         4,995,646
Shares repurchased                  (2,495,019)     (22,097,620)     (1,968,349)      (17,546,337)
                                  ------------     ------------    ------------      ------------
Net decrease                        (2,263,171)    $(20,026,208)     (1,431,990)     $(12,546,195)
                                  ============     ============    ============      ============

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
               Common Stocks -- 95.3%

               Advertising-- 0.1%
      400      Interpublic Group Inc                                   15,850
                                                                    ----------

               Aerospace-- 3.2%
    5,500      Allied Signal Inc                                      336,874
      200      Cordant Technologies Inc                                 8,275
                                                                    ----------
                                                                      345,149
                                                                    ----------

               Automotive-- 1.2%
      200      Bandag Inc                                               6,650
      100      Borg Warner Automotive Inc                               4,738
      139      Delphi Automotive Systems*                               2,606
      300      Eaton Corp                                              29,400
      200      General Motors Corp                                     13,225
    1,300      Genuine Parts Co                                        37,538
      500      Goodyear Tire & Rubber Co                               28,063
      200      Lear Corp*                                               8,038
                                                                    ----------
                                                                      130,258
                                                                    ----------

               Banking and Financial Services-- 11.3%
    2,500      American Express Co                                    343,749
      565      Bank of America Corp                                    34,183
      810      Bank One Corp                                           32,501
       21      Berkshire Hathaway Inc, Class B*                        42,063
      700      Countrywide Credit Industries Inc                       22,488
      400      First Union Corp                                        16,600
    1,200      Franklin Resources Inc                                  43,125
    1,600      Key Corp                                                46,400
   14,800      MBNA Corp                                              365,374
      400      Mercantile Bank Corp                                    22,075
    1,000      MGIC Investment Corp                                    43,438
    1,100      Regions Financial Corp                                  38,844
      200      Republic New York Corp                                  13,875
      200      Student Loan Group                                       8,000
       22      Waddell and Reed Financial Inc, Class A                    499
       97      Waddell and Reed Financial Inc, Class B                  2,213
    3,500      Wells Fargo & Co                                       139,344
                                                                    ----------
                                                                    1,214,771
                                                                    ----------

               Chemicals-- 1.1%
    1,100      Engelhard Corp                                          21,931

              See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
               Chemicals -- continued
      400      Ferro Corp                                               9,600
      600      Great Lakes Chemical Corp                               24,713
      200      Minerals Technologies Inc                                9,900
      150      Octel Corp*                                              1,706
      600      PPG Industries Inc                                      36,038
      300      Rohm & Haas Co                                          11,213
                                                                    ----------
                                                                      115,101
                                                                    ----------

               Computer and Office Equipment -- 0.2%
      400      Electronic Data Systems Corp                            22,450
                                                                    ----------

               Consumer Goods -- 1.5%
    1,200      Fortune Brands Inc                                      45,000
      450      Hasbro Inc                                              10,997
      400      Jones Apparel Group Inc*                                10,375
      400      Lancaster Colony Corp                                   13,150
      400      Mattel Co                                                8,525
      400      Nautica Enterprises Inc*                                 5,375
      300      Newell Rubbermaid Inc                                   12,300
      600      Nike Inc, Class B                                       27,750
      300      Unifi Inc*                                               4,050
      600      VF Corp                                                 21,600
                                                                    ----------
                                                                      159,122
                                                                    ----------

               Electronic Equipment -- 6.9%
   20,300      3 Com Corp*                                            503,693
      600      AVX Corp                                                17,963
      800      Emerson Electric Co                                     50,100
      300      Harris Corp                                              7,875
    2,400      Raytheon Co, Class B                                   163,499
                                                                    ----------
                                                                      743,130
                                                                    ----------

               Food and Beverage -- 8.8%
    1,000      Anheuser Busch Cos Inc                                  77,000
    5,040      Archer Daniels Midland Co                               65,520
    4,000      McDonald's Corp                                        165,499
    9,800      Pepsico Inc                                            334,424
    1,600      Seagrams Co Ltd                                         84,900
    1,964      Unilever NV                                            135,271
      800      Universal Foods Corp                                    16,900
    1,200      Wendy's International Inc                               33,600

              See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
               Food and Beverage -- continued
      200      Whitman Corp                                             3,338
      400      Wrigley (William Jr) Co                                 31,325
                                                                    ----------
                                                                      947,777
                                                                    ----------

               Health Care -- 8.5%
      300      Arrow International Inc                                  8,700
    8,100      Columbia HCA Healthcare Corp                           199,462
      400      First Health Group Corp*                                 8,625
      200      Hillenbrand Industries Inc                               5,700
      400      Invacare Corp                                            7,475
    4,900      Johnson & Johnson                                      501,024
      426      Lifepoint Hospital Inc*                                  2,929
      400      Lincare Holdings Inc*                                   10,550
      300      Mallinckrodt Inc                                         9,619
    1,000      Perrigo Co*                                              7,938
      700      Stryker Corp                                            40,338
      426      Triad Hospitals Inc*                                     4,766
    1,500      United Healthcare Corp                                  91,219
      300      Wellpoint Health Network*                               21,863
                                                                    ----------
                                                                      920,208
                                                                    ----------

               Insurance -- 6.9%
      430      Aegon N.V. ADR                                          37,329
      700      Aetna Life and Casualty Co                              54,425
      200      AMBAC Inc                                               10,563
      400      Hartford Financial Services Group Inc                   18,175
      500      Loews Corp                                              39,250
      400      MBIA Inc                                                20,750
   23,800      Old Republic International Corp                        368,899
      200      Orion Capital Corp                                       9,650
      100      Progressive Corp                                        10,200
      200      Safeco Corp                                              7,125
      400      Saint Paul Cos Inc                                      12,825
      800      Torchmark Corp                                          22,800
      500      Transatlantic Holding Inc                               36,063
    2,600      Travelers Property Casualty Corp, Class A               92,300
                                                                    ----------
                                                                      740,354
                                                                    ----------

               Machinery -- 0.4%
      500      Case Corp                                               24,688
      600      Donaldson Co Inc                                        11,775

              See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
               Machinery -- continued
      200      FMC Corp*                                               11,650
                                                                    ----------
                                                                       48,113
                                                                    ----------

               Manufacturing -- 0.2%
      400      American Greetings Corp                                 11,075
      600      International Game Technology                           10,500
                                                                    ----------
                                                                       21,575
                                                                    ----------

               Metals and Mining -- 0.3%
      600      Phelps Dodge Corp                                       33,563
                                                                    ----------

               Oil and Gas -- 2.6%
    1,700      Atlantic Richfield Co                                  149,494
      595      BP Amoco PLC ADR                                        66,714
      200      Consolidated Natural Gas Co                             12,738
      800      Phillips Petroleum Co                                   40,800
      200      Texaco Inc                                              12,700
      100      Veritas DGC Inc*                                         1,788
                                                                    ----------
                                                                      284,234
                                                                    ----------

               Paper and Allied Products -- 0.1%
      400      Sonoco Products Co                                       9,500
                                                                    ----------

               Pharmaceuticals -- 8.7%
    8,400      Abbott Laboratories                                    364,349
    6,600      Amgen Inc*                                             549,037
      200      Bristol Myers Squibb Co                                 14,075
      600      Mark IV Industries Inc                                  11,888
                                                                    ----------
                                                                      939,349
                                                                    ----------

               Primary Materials -- 0.2%
      500      A. Schulman Inc                                          8,969
      300      Vulcan Materials Co                                     12,788
                                                                    ----------
                                                                       21,757
                                                                    ----------

               Primary Processing -- 0.5%
      600      Nucor Corp                                              27,938
      400      USX-US Steel Group Inc                                  10,800
      300      Valspar Corp                                            10,894
                                                                    ----------
                                                                       49,632
                                                                    ----------

              See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
               Printing and Publishing -- 0.2%
      400      Central Newspapers, Class A                             16,925
      200      Pulitzer Inc*                                            8,763
                                                                    ----------
                                                                       25,688
                                                                    ----------

               Real Estate -- 2.7%
    3,500      Apartment Investment & Management Co, Class A          143,500
    3,400      Mack-Cali Realty Corp                                   96,475
    1,400      Mills Corp                                              26,863
      600      Parkway Properties Inc, REIT                            19,800
                                                                    ----------
                                                                      286,638
                                                                    ----------

               Retail Trade -- 2.7%
    2,100      Albertsons Inc                                         100,669
      500      Autozone Inc*                                           11,906
      500      Dillard's Inc                                           11,750
    1,400      Federated Department Stores Inc*                        64,400
      200      Hannaford Brothers Co                                   14,350
      300      Lands End Inc*                                          15,113
      900      Office Depot Inc*                                        9,394
      450      Outback Steakhouse Inc*                                 13,331
      400      Richfood Holdings Inc                                    7,325
      300      Ross Stores Inc                                         12,488
    2,000      Toys R Us Inc*                                          27,625
                                                                    ----------
                                                                      288,351
                                                                    ----------

               Services -- 2.2%
      400      Banta Corp                                               9,400
      200      Catalina Marketing Corp*                                18,150
      206      Chris Craft Industries Inc*                             10,429
      600      Hertz Corp                                              24,188
      300      KingWorld Productions Inc*                              11,438
      400      Lee Enterprises Inc                                     11,475
    4,400      Marriott International Inc, Class A                    150,700
                                                                    ----------
                                                                      235,780
                                                                    ----------

               Technology -- 11.1%
      500      BMC Software Inc*                                       26,906
    9,200      Cisco Systems Inc*                                     623,874
    4,400      First Data Corp                                        193,599
      400      Grainger (WW) Inc                                       17,425

              See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
               Technology-- continued
      300      Microsoft Corp*                                         27,769
    8,300      Oracle Corp*                                           302,949
                                                                    ----------
                                                                    1,192,522
                                                                    ----------

               Telecommunications-- 5.3%
      400      Ameritech Corp                                          25,250
   11,500      AT & T Corp                                            517,499
      327      Hearst-Argyle Television Inc*                            8,277
      600      TV Guide Inc, Class A*                                  16,650
                                                                    ----------
                                                                      567,676
                                                                    ----------

               Tobacco-- 2.5%
    7,300      Philip Morris Cos Inc                                  273,293
                                                                    ----------

               Transportation-- 1.8%
    5,700      Burlington Northern Santa Fe Railroad Co               165,299
      500      Galileo International Inc                               24,250
                                                                    ----------
                                                                      189,549
                                                                    ----------

               Utilities-- 4.1%
    1,600      Citizens Utilities, Class B*                            17,600
      600      Constellation Energy Group Inc                          17,775
      700      DTE Energy Co                                           27,606
    2,400      Entergy Corp                                            71,550
      600      General Public Utilities Inc                            20,475
      692      Keyspan Corp                                            20,414
    9,400      Niagara Mohawk Holdings Inc*                           142,175
    1,900      Northeast Utilities*                                    33,369
    1,500      PG & E Corp                                             45,469
      300      Pinnacle West Capital Corp                              11,400
      600      Potomac Electric Power Co                               15,900
      400      Scana Corp                                              10,000
      300      Western Resources Inc                                    7,163
                                                                    ----------
                                                                      440,896
                                                                    ----------

               TOTAL COMMON STOCKS  (COST  $9,850,242)              10,262,286
                                                                    ----------

              See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



   Par
   Value ($)   Description                                          Value ($)
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 4.0%

               Repurchase Agreements -- 4.0%
   $424,042    Salomon Smith Barney Inc. Repurchase Agreement,
               dated 8/31/99, due 9/1/99, with a maturity value
               of $424,097 and an effective yield of 4.68%,
               collateralized by a U.S. Treasury Obligation with       424,042
               a rate of 7.25%, maturity date of 5/15/16 and        ----------
               market value, including accrued interest, of $432,523.

               TOTAL SHORT-TERM INVESTMENTS  (COST $424,042)           424,042
                                                                    ----------

               TOTAL INVESTMENTS -- 99.3%
               (COST $10,274,284)                                   10,686,328

               Other Assets and Liabilities (net) -- 0.7%               78,419
                                                                    ----------

               TOTAL NET ASSETS -- 100%                            $10,764,747
                                                                    ==========



               Notes to the Schedule of Investments:

               ADR - American Depositary Receipt

               REIT - Real Estate Investment Trust

               * Non-income producing security.

              See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $10,274,284) (Note 1)                $10,686,328
   Dividends and interest receivable                                     10,227
   Receivable for expenses waived or borne by Manager (Note 2)            3,811
   Receivable for Fund shares sold                                       84,000
                                                                    -----------

      Total assets                                                   10,784,366
                                                                    -----------

Liabilities:
   Payable to affiliate for (Note 2):
     Management fee                                                       3,030
     Shareholder service fee                                              1,377
   Accrued expenses and other liabilities                                15,212
                                                                    -----------

      Total liabilities                                                  19,619
                                                                    -----------

Net assets                                                          $10,764,747
                                                                    ===========

Net assets consist of:
   Paid-in capital                                                  $10,393,214
   Accumulated undistributed net investment income                       14,023
   Accumulated net realized loss                                        (54,534)
   Net unrealized appreciation                                          412,044
                                                                    ===========
                                                                    $10,764,747
                                                                    ===========

Net assets attributable to:
   Class III shares                                                 $10,764,747
                                                                    ===========

Shares outstanding:
   Class III                                                            952,264
                                                                    ===========

Net asset value per share:
   Class III                                                        $     11.30
                                                                    ===========


              See accompanying notes to the financial statements.
8

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of $4,528)                     $ 80,397
   Interest                                                              9,031
                                                                      --------

      Total income                                                      89,428
                                                                      --------

Expenses:
   Management fee (Note 2)                                              16,971
   Audit fees                                                           16,564
   Custodian  fees                                                       2,574
   Registration fees                                                     1,183
   Legal fees                                                              184
   Trustees fees (Note 2)                                                   60
   Miscellaneous                                                           736
   Fees waived or borne by Manager (Note 2)                            (21,301)
                                                                      --------
                                                                        16,971
   Shareholder service fee (Note 2)
      Class III                                                          7,714
                                                                      --------
      Net expenses                                                      24,685
                                                                      --------

        Net investment income                                           64,743
                                                                      --------

Realized and unrealized gain (loss):

   Net realized loss on investments                                    (54,534)
                                                                      --------

   Change in net unrealized appreciation (depreciation)
     on investments                                                    481,481
                                                                      --------

      Net realized and unrealized gain                                 426,947
                                                                      --------

Net increase in net assets resulting from operations                  $491,690
                                                                      ========

              See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    Period from July 23, 1998
                                                                Six Months Ended       (commencement of
                                                                August 31, 1999       operations) through
                                                                  (Unaudited)          February 28, 1999
                                                                ----------------    -------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                            $ 64,743                 $41,974
   Net realized gain (loss)                                          (54,534)                274,006
   Change in net unrealized appreciation (depreciation)              481,481                (151,997)
                                                                 -----------              ----------

   Net increase in net assets resulting from operations              491,690                 163,983
                                                                 -----------              ----------

Distributions to shareholders from:
   Net investment income
      Class III                                                      (62,238)                (30,456)
                                                                 -----------              ----------
      Total distributions from net investment income                 (62,238)                (30,456)
                                                                 -----------              ----------

                                                                     (62,238)                (30,456)
                                                                 -----------              ----------
   Net share transactions: (Note 5)
      Class III                                                    2,219,778               7,981,990
                                                                 -----------              ----------
   Increase in net assets resulting from net share transactions    2,219,778               7,981,990
                                                                 -----------              ----------

     Total increase in net assets                                  2,649,230               8,115,517

Net assets:
   Beginning of period                                             8,115,517                      --
                                                                 -----------              ----------

   End of period (including accumulated undistributed net
     investment income of $14,023 and $11,518, respectively)     $10,764,747              $8,115,517
                                                                 ===========              ==========

10            See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                                                            Period from
                                                            Six Months Ended               July 23, 1998
                                                            August 31, 1999         (commencement of operations)
                                                              (Unaudited)            through February 28, 1999
                                                            ----------------        ----------------------------
Net asset value, beginning of period                            $10.67                       $10.00
                                                                ------                       ------
Income from investment operations:
   Net investment income                                          0.07                         0.09
   Net realized and unrealized gain                               0.63                         0.65
                                                                ------                       ------

     Total from investment operations                             0.70                         0.74
                                                                ------                       ------

Less distributions to shareholders:
   From net investment income                                    (0.07)                       (0.07)
                                                                ------                       ------

     Total distributions                                         (0.07)                       (0.07)
                                                                ------                       ------
Net asset value, end of period                                  $11.30                       $10.67
                                                                ======                       ======

Total Return (a)                                                  6.57%                        7.48%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                           $10,765                       $8,116
   Net expenses to average daily net assets                       0.48%*                       0.48%*
   Net investment income to average daily net assets              1.26%*                       1.30%*
   Portfolio turnover rate                                           4%                          33%
   Fees and expenses voluntarily waived or borne by the
     Manager consisted of the following per share amount:        $0.02                        $0.10

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*   Annualized.


              See accompanying notes to the financial statements.            11

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO Tax-Managed U.S. Equities Fund (the "Fund"), which commenced operations on July 23, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

    The Fund seeks high after-tax total return primarily through investment in U.S. equity securities. The Fund's current benchmark is the GMO S&P 500 (After Tax).

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.


    Futures contracts
    The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to depositwith its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 1999, the Fund held no open futures contracts.

    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

    Swap agreements
    The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 1999, there were no open swap agreements.

    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    Security transactions and related investment income
    Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

    Purchases and redemptions of Fund shares
    The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $3,065 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.  Fees and other transactions with affiliates
    GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

    Prior to March 1, 1999, GMO earned a management fee at the annual rate of .525% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .33% of average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $60. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.  Purchases and sales of securities

    Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $2,402,835 and $351,936, respectively.

    At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                             Gross               Gross
                          Unrealized           Unrealized        Net Unrealized
      Aggregate Cost     Appreciation         Depreciation        Appreciation
    -----------------   ----------------    -----------------    ---------------
      $10,274,284         $1,121,998            $709,954            $412,044


4.  Principal shareholder

    At August 31, 1999, 98.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                         Period from July
                                                             23, 1998
                                                         (commencement of
                                                           operations)
                                 Six Months Ended        through February
                                  August 31, 1999            28, 1999
                                --------------------   ---------------------
                                Shares     Amount       Shares    Amount
                                --------  ----------   --------- ----------
     Class III:
     Shares sold                189,032 $ 2,189,362     928,320 $ 9,723,200
     Shares issued to
        shareholders
        in reinvestment of
        distributions             2,659      30,416          --          --
     Shares repurchased              --          --    (167,747) (1,741,210)
                                --------  ----------   --------- ----------
     Net increase               191,691 $ 2,219,778     760,573 $ 7,981,990
                                ========  ==========   ========= ==========

    The Fund was formed with a $100,000 purchase and an initial tax-free contribution of securities in-kind, which had a historical cost of $4,931,640 and unrealized appreciation of $82,560 on the date of contribution.

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


Par Value ($)/
  Shares        Description                                        Value ($)
--------------------------------------------------------------------------------

                MUTUAL FUNDS -- 100.0%
      6,877     GMO Domestic Bond Fund                                  63,821
    440,356     GMO Emerging Country Debt Fund                       3,170,564
    856,542     GMO Emerging Markets Fund                            7,991,537
  1,114,930     GMO Evolving Countries Fund                         10,948,608
    194,265     GMO Inflation Indexed Bond Fund                      1,946,536
    183,097     GMO International Bond Fund                          1,754,072
  2,243,256     GMO International Core Fund                         51,976,242
    237,176     GMO International Small Companies Fund               2,967,069
    146,062     GMO U.S. Bond/Global Alpha A Fund                    1,418,266
                                                                    ----------

                TOTAL MUTUAL FUNDS  (COST  $75,061,752)             82,236,715
                                                                    ----------
                SHORT-TERM INVESTMENTS -- 0.0%

                Repurchase Agreements -- 0.0%
   $ 11,335     Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/99, due 9/1/99, with a maturity value
                of $11,337 and an effective yield of 4.68%,
                collateralized by a U.S. Treasury Obligation
                with a rate of 8.125%, maturity date of 8/15/21
                and market value, including accrued interest, of
                $11,562.                                                11,335
                                                                    ----------

                TOTAL SHORT-TERM INVESTMENTS  (COST  $11,335)           11,335
                                                                    ----------

                TOTAL INVESTMENTS -- 100.0%
                (Cost $75,073,087)                                  82,248,050

                Other Assets and Liabilities (net) -- (0.00)%           (9,111)
                                                                    ----------

                TOTAL NET ASSETS -- 100%                           $82,238,939
                                                                   ===========


              See accompanying notes to the financial statements.              1

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $75,073,087) (Note 1)               $ 82,248,050
   Receivable for investments sold                                       58,000
   Receivable for expenses waived or borne by Manager (Note 2)            3,100
                                                                   ------------

       Total assets                                                  82,309,150
                                                                   ------------

Liabilities:
   Payable for Fund shares repurchased                                   60,000
   Accrued expenses                                                      10,211
                                                                   ------------

       Total liabilities                                                 70,211
                                                                   ------------

Net assets                                                         $ 82,238,939
                                                                   ============

Net assets consist of:
   Paid-in capital                                                 $ 81,101,204
   Accumulated undistributed net investment income                      239,205
   Accumulated net realized loss                                     (6,276,433)
   Net unrealized appreciation                                        7,174,963
                                                                   ------------
                                                                   $ 82,238,939
                                                                   ============

Net assets attributable to:
   Class III shares                                                $ 82,238,939
                                                                   ============

Shares outstanding:
   Class III                                                          8,343,273
                                                                   ============

Net asset value per share:
   Class III                                                       $       9.86
                                                                   ============

2             See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Dividends from investment company shares                         $   238,991
   Interest                                                                 214
                                                                    -----------

      Total income                                                      239,205
                                                                    -----------

Expenses:
   Audit fees                                                             8,191
   Custodian and transfer agent fees                                      6,250
   Legal fees                                                             1,470
   Trustees fees (Note 2)                                                   459
   Registration fees                                                        364
   Miscellaneous                                                            643
   Fees waived or borne by Manager (Note 2)                             (17,377)
                                                                    -----------
      Net expenses                                                           --
                                                                    -----------

        Net investment income                                           239,205
                                                                    -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                    (5,764,010)
      Realized gain distributions from investment company shares      1,085,321
                                                                    -----------

        Net realized loss                                            (4,678,689)
                                                                    -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                      24,205,720
                                                                    -----------

      Net realized and unrealized gain                               19,527,031
                                                                    -----------

Net increase in net assets resulting from operations                $19,766,236
                                                                    ===========






              See accompanying notes to the financial statements.              3

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                             Six Months Ended
                                              August 31, 1999     Year Ended
                                                (Unaudited)    February 28, 1999
                                             ----------------  -----------------

Increase (decrease) in net assets:
Operations:
   Net investment income                       $    239,205      $  1,656,149
   Net realized gain (loss)                      (4,678,689)        1,219,443
   Change in net unrealized
     appreciation (depreciation)                 24,205,720       (10,858,440)
                                               ------------      ------------
   Net increase (decrease) in net
     assets resulting from operations            19,766,236        (7,982,848)
                                               ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                          --        (1,656,149)
                                               ------------      ------------
      Total distributions from net
       investment income                                 --        (1,656,149)
                                               ------------      ------------
   In excess of net investment income
      Class III                                          --        (2,114,210)
                                               ------------      ------------
      Total distributions in excess of
       net investment income                             --        (2,114,210)
                                               ------------      ------------
   Net realized gains
      Class III                                  (2,308,096)       (4,795,515)
                                               ------------      ------------
      Total distributions from net
       realized gains                            (2,308,096)       (4,795,515)
                                               ------------      ------------

                                                 (2,308,096)       (8,565,874)
                                               ------------      ------------
   Net share transactions: (Note 5)
      Class III                                 (25,380,369)       20,834,383
                                               ------------      ------------
   Increase (decrease) in net assets
     resulting from net share
     transactions                               (25,380,369)       20,834,383
                                               ------------      ------------

     Total increase (decrease) in net
     assets                                      (7,922,229)        4,285,661

Net assets:
   Beginning of period                           90,161,168        85,875,507
                                               ------------      ------------
   End of period (including
     accumulated undistributed net
     investment income of $239,205 and
     $0, respectively)                         $ 82,238,939      $ 90,161,168
                                               ============      ============



4             See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                Six Months
                               Ended August       Year Ended February 28,
                                 31, 1999     --------------------------------
                                (Unaudited)    1999         1998        1997 *
                                ----------    -------      ------      -------
Net asset value, beginning
   of period                      $  8.28     $ 10.18      $ 10.41     $ 10.00
                                  -------     -------      -------     -------

Income from investment
  operations:
   Net investment income (a)         0.03        0.19+        0.33+       0.10
   Net realized and
     unrealized gain (loss)          1.83       (1.01)        0.31        0.41
                                  -------     -------      -------     -------
     Total from investment
     operations                      1.86       (0.82)        0.64        0.51
                                  -------     -------      -------     -------

Less distributions to
  shareholders:
   From net investment
     income                            --       (0.19)       (0.29)      (0.07)
   In excess of net                    --       (0.31)          --(b)       --
     investment income
   From net realized gains          (0.28)      (0.58)       (0.58)      (0.03)
                                  -------     -------      -------     -------

     Total distributions            (0.28)      (1.08)       (0.87)      (0.10)
                                  -------     -------      -------     -------
Net asset value, end
   of period                      $  9.86     $  8.28      $ 10.18     $ 10.41
                                  =======     =======      =======     =======

Total Return (c)                    22.50%      (8.77)%       6.73%       5.11%

Ratios/Supplemental Data:
   Net assets, end of             $82,239     $90,161      $85,876     $30,459
     period (000's)
   Net expenses to average
     daily net assets (d)            0.00%**     0.00%        0.00%       0.01%**
   Net investment income to
     average daily net
     assets (a)                      0.52%**     2.06%        3.13%       3.60%**
   Portfolio turnover rate              4%         36%          16%         --
   Fees and expenses
     voluntarily waived or
     borne by the Manager
     consisted of the
     following per share
     amounts:                          --(e)  $  0.01      $  0.01     $  0.01

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

(b)  The per share distribution in excess of net investment income was $0.001.

(c) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.

(e) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

*    Period from October 11, 1996 (commencement of operations) to February 28,
     1997.

**   Annualized.

+    Computed using average shares outstanding throughout the period.


              See accompanying notes to the financial statements.              5

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO International Equity Allocation Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

    The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO EAFE Extended benchmark through investment to varying extents in other Funds of the Trust. The Fund will pursue its objective by investing in Class III shares of international equity and fixed income funds of the Trust.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    Security transactions and related investment income
    Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

    Purchases and redemptions of Fund shares
    The premium on cash purchases of Fund shares is .80% of the amount invested. In the case of cash redemptions, the fee is .11% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $311 in purchase premiums and $30,415 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Investment risk
    The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.


2.  Fees and other transactions with affiliates

    The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

    GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2000 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $459. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.  Purchases and sales of securities

    Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $3,913,942 and $30,284,430, respectively.

    At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                       Gross Unrealized    Gross Unrealized    Net Unrealized
     Aggregate Cost      Appreciation        Depreciation       Appreciation
    ----------------  ------------------  ------------------  ----------------
      $75,073,087         $7,571,844           $396,881          $7,174,963

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

4.  Principal shareholders

    At August 31, 1999, 56.4% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                 Six Months Ended            Year Ended
    Class III:                    August 31, 1999         February 28, 1999
                             ------------------------  ------------------------
                               Shares       Amount       Shares       Amount
                             ----------  ------------  -----------  -----------
    Shares sold                   4,455  $     38,869    4,350,530  $37,996,130
    Shares issued to
      shareholders in
      reinvestment of
      distributions             228,395     2,261,114      770,742    7,138,503
    Shares repurchased       (2,781,247)  (27,680,352)  (2,665,394) (24,300,250)
                             ----------  ------------  -----------  -----------
    Net increase (decrease)  (2,548,397) $(25,380,369) $ 2,455,878  $20,834,383
                             ==========  ============  ===========  ===========

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Common Stocks -- 97.3%

                Aerospace -- 1.9%
      8,800     Allied Signal Inc                                     539,001
      1,900     Cordant Technologies Inc                               78,614
      2,100     Goodrich (BF) Co                                       77,570
        400     Northrop Grumman Corp                                  29,001
                                                                  -----------
                                                                      724,186
                                                                  -----------

                Automotive -- 6.1%
        900     Autonation Inc*                                        11,644
      3,600     Cooper Tire & Rubber Co                                68,401
     12,800     Ford Motor Co                                         667,201
     21,900     General Motors Corp                                 1,448,139
        200     Genuine Parts Co                                        5,775
      1,800     Goodyear Tire & Rubber Co                             101,026
      2,500     Meritor Automotive Inc                                 54,532
                                                                  -----------
                                                                    2,356,718
                                                                  -----------

                Banking and Financial Services -- 9.4%
      1,100     American General Corp                                  78,101
      3,300     Astoria Financial Corp                                108,489
      1,000     Bancwest Corp                                          41,814
        500     Bank One Corp                                          20,063
      7,200     Bear Stearns Cos Inc                                  299,701
      4,700     Chase Manhattan Corp                                  393,332
      1,100     Countrywide Credit Industries Inc                      35,339
      1,900     Donaldson Lufkin & Jenrette                            90,845
      4,600     Edwards (AG) Inc                                      115,576
      2,100     Fannie Mae                                            130,464
        300     Financial Security Assurance Holdings Ltd              15,019
      2,000     First Union Corp                                       83,001
      6,900     Franklin Resources Inc                                247,970
      2,600     Golden West Financial Corp                            236,114
        700     Greenpoint Financial Corp                              18,113
      5,400     J.P. Morgan & Co Inc                                  697,614
      4,500     Lehman Brothers Holding Inc                           241,876
      1,400     Leucadia National Corp                                 29,664
      1,000     Liberty Financial Cos                                  25,751
      2,300     MGIC Investment Corp                                   99,907
      4,500     Pacific Century Financial Corp                         83,532
      3,150     PMI Group Inc                                         133,876
      2,200     Republic New York Corp                                152,626


               See accompanying notes to the financial statements.             1

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Banking and Financial Services -- continued
      4,100     Rowe (T) Price & Associates Inc                       126,845
      2,400     Sovereign Bancorp Inc                                  24,076
      1,800     Unionbancal Corp                                       69,076
      1,900     Washington Federal Inc                                 45,364
                                                                  -----------
                                                                    3,644,148
                                                                  -----------

                Chemicals -- 0.7%
      2,400     Engelhard Corp                                         47,851
      3,700     IMC Global Inc                                         58,970
      3,200     Millenium Chemicals Inc                                73,601
        500     PPG Industries Inc                                     30,032
      1,300     Praxair Inc                                            61,101
      1,100     W.R. Grace & Co*                                       21,038
                                                                  -----------
                                                                      292,593
                                                                  -----------

                Computer and Office Equipment -- 0.4%
        400     Electronic Data Systems Corp                           22,451
      3,000     Reynolds & Reynolds Inc, Class A                       65,626
      4,100     Silicon Graphics Inc*                                  46,895
      1,400     Sterling Software Inc*                                 28,176
                                                                  -----------
                                                                      163,148
                                                                  -----------

                Construction -- 0.4%
      3,300     Georgia-Pacific Corp                                  136,539
      1,300     McDermott International Inc                            29,332
                                                                  -----------
                                                                      165,871
                                                                  -----------

                Consumer Goods -- 2.3%
        200     Eastman Kodak Co                                       14,688
      3,100     Fastenal Co                                           155,389
      5,700     Fortune Brands Inc                                    213,751
      1,600     Hon Industries Inc                                     37,701
      6,300     Jones Apparel Group Inc*                              163,407
      3,500     Lancaster Colony Corp                                 115,064
      1,000     Liz Claiborne Inc                                      36,751
      5,400     Mattel Co                                             115,089
      2,500     Warnaco Group Inc, Class A                             55,001
                                                                  -----------
                                                                      906,841
                                                                  -----------

                Electronic Equipment -- 4.2%
      2,300     Adaptec Inc*                                           89,701
      9,300     American Power Conversion Corp*                       163,332


2               See accompanying notes to the financial statements.

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Electronic Equipment -- continued
      6,900     Andrew Corp*                                          120,751
      3,900     Arrow Electronics Inc*                                 77,514
        200     Associated Group Inc, Class B*                         11,150
      4,100     Emerson Electric Co                                   256,764
      1,700     Harris Corp                                            44,626
        600     Hubbell Inc, Class B                                   23,289
      2,200     National Semiconductor Corp*                           62,014
     11,400     Raytheon Co, Class B                                  776,626
                                                                  -----------
                                                                    1,625,767
                                                                  -----------

                Food and Beverage -- 3.3%
     17,115     Archer Daniels Midland Co                             222,496
      4,200     IBP Inc                                                96,339
     16,700     Nabisco Group Holdings                                296,426
     11,600     Seagrams Co Ltd                                       615,526
        800     Unilever NV                                            55,101
                                                                  -----------
                                                                    1,285,888
                                                                  -----------

                Health Care -- 1.0%
        900     Columbia HCA Healthcare Corp                           22,163
      3,000     Johnson & Johnson                                     306,751
      1,000     United Healthcare Corp                                 60,814
                                                                  -----------
                                                                      389,728
                                                                  -----------

                Insurance -- 11.0%
      6,300     Aetna Life and Casualty Co                            489,826
        100     Alleghany Corp*                                        18,075
      2,900     Allmerica Financial Corp                              163,851
     10,300     Allstate Corp                                         337,970
        500     AMBAC Inc                                              26,407
        900     American Financial Group Inc                           26,551
      1,200     American National Insurance Co                         84,001
        200     Chubb Corp                                             11,438
      4,200     Cigna Corp                                            377,214
      6,800     Cincinnati Financial Corp                             269,451
      1,800     CNA Financial Corp*                                    65,476
     11,600     Conseco Inc                                           278,401
      1,700     Everest Re Holdings Inc                                47,176
      9,200     Foundation Health Systems Inc, Class A*               117,301
        600     Hartford Financial Services Group Inc                  27,264
      7,800     Lincoln National Corp                                 365,626
      5,500     Loews Corp                                            431,751

               See accompanying notes to the financial statements.             3

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Insurance -- continued
        800     MBIA Inc                                               41,501
        900     Mercury General Corp                                   27,226
      5,400     Old Republic International Corp                        83,701
      6,400     Safeco Corp                                           228,001
      9,500     Saint Paul Cos Inc                                    304,595
      3,300     Torchmark Corp                                         94,051
        800     Transatlantic Holding Inc                              57,701
      5,700     Travelers Property Casualty Corp, Class A             202,351
      2,800     Unitrin Inc                                           100,626
                                                                  -----------
                                                                    4,277,532
                                                                  -----------

                Machinery -- 2.3%
      3,700     Baker Hughes Inc                                      125,801
      4,100     Case Corp                                             202,439
      2,600     Cooper Cameron Corp*                                  108,226
      1,600     Cummins Engine Inc                                     94,801
      3,900     Deere and Co                                          151,614
      2,600     FMC Corp*                                             151,451
      1,100     York International Corp                                45,239
                                                                  -----------
                                                                      879,571
                                                                  -----------

                Manufacturing -- 2.0%
      5,400     Clayton Homes Inc                                      51,301
      2,300     Crane Co                                               55,345
      2,300     International Game Technology                          40,251
      1,800     Minnesota Mining and Manufacturing Co                 170,101
      3,600     Rockwell International Corp                           212,851
      2,900     Temple Inland Inc                                     179,801
      1,700     Trinity Industries Inc                                 53,339
                                                                  -----------
                                                                      762,989
                                                                  -----------

                Metals and Mining -- 1.7%
      5,800     Alcan Aluminum Ltd                                    190,676
      1,200     Cyprus Amax Minerals Co                                20,325
      4,300     Phelps Dodge Corp                                     240,532
      3,400     Reynolds Metals Co                                    215,264
                                                                  -----------
                                                                      666,797
                                                                  -----------

                Oil and Gas -- 3.1%
      5,200     Amerada Hess Corp                                     322,726
      5,900     Apache Corp                                           268,451
      1,000     BJ Services Co*                                        34,251


4               See accompanying notes to the financial statements.

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Oil and Gas -- continued
      4,200     Diamond Offshore Drilling Inc                         160,651
      2,200     Ensco International Inc                                46,889
      2,000     K N Energy Inc                                         40,751
      1,300     Kerr-McGee Corp                                        72,801
      5,300     Nabors Industries Inc*                                144,095
        800     Noble Drilling Corp*                                   19,700
      1,900     Pioneer Natural Resources Co                           21,613
        600     Questar Corp                                           11,325
        800     Rowan Cos Inc*                                         14,900
      1,700     Transocean Offshore Inc                                57,801
                                                                  -----------
                                                                    1,215,954
                                                                  -----------

                Paper and Allied Products -- 3.6%
      2,800     Boise Cascade Corp                                    101,851
        700     Bowater Inc                                            37,539
      5,000     Champion International Corp                           275,001
        500     Consolidated Papers Inc                                13,313
      2,000     Ikon Office Solutions Inc                              22,250
     12,300     International Paper Co                                578,870
      2,900     Louisiana Pacific Corp                                 53,651
      5,200     Mead Corp                                             194,026
      4,600     Westvaco Corp                                         120,464
        400     Willamette Industries Inc                              15,850
                                                                  -----------
                                                                    1,412,815
                                                                  -----------

                Pharmaceuticals -- 4.6%
     15,400     Abbott Laboratories                                   667,976
      9,800     Amgen Inc*                                            815,239
      4,000     Bristol Myers Squibb Co                               281,501
      1,100     ICN Pharmaceuticals Inc                                22,826
        800     Nu Skin Enterprises Inc*                                8,550
                                                                  -----------
                                                                    1,796,092
                                                                  -----------

                Primary Materials -- 0.1%
        600     Crown Cork & Seal Inc                                  15,938
        400     Weatherford International Inc                          14,250
                                                                  -----------
                                                                       30,188
                                                                  -----------

                Primary Processing -- 1.0%
      4,000     Nucor Corp                                            186,251
      7,000     USX-US Steel Group Inc                                189,001
                                                                  -----------
                                                                      375,252
                                                                  -----------


               See accompanying notes to the financial statements.             5

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Real Estate -- 1.1%
      2,200     Archstone Communities Trust                            47,026
        600     Arden Realty Group Inc                                 13,988
        900     Avalonbay Communities Inc                              31,726
      1,700     Carramercia Realty Corp                                39,101
        900     Cornerstone Properties Inc                             14,344
        800     Crescent Real Estate Equities                          16,600
      1,300     Duke Realty Investments                                29,170
      1,000     Equity Residential Properties Trust                    44,001
        600     Highwood Properties Inc                                14,888
      5,100     HRPT Properties Trust                                  70,764
        500     Mack-Cali Realty Corp                                  14,188
      6,900     Meditrust Corp, REIT                                   61,670
      1,700     Public Storage Inc                                     44,201
                                                                  -----------
                                                                      441,667
                                                                  -----------

                Refining -- 0.9%
      2,600     Ashland Inc                                           100,264
        400     Murphy Oil Corp                                        20,300
      2,800     Tosco Corp                                             71,401
      5,400     Ultramar Diamond Shamrock Corp                        141,076
        600     Valero Energy Corp                                     12,750
                                                                  -----------
                                                                      345,791
                                                                  -----------

                Retail Trade -- 3.9%
        189     Albertsons Inc                                          9,060
      7,100     Autozone Inc*                                         169,070
      9,100     Bed, Bath & Beyond Inc*                               250,251
      5,000     Dillard's Inc                                         117,501
      5,500     Federated Department Stores Inc*                      253,001
     24,500     Kmart Corp*                                           307,782
      1,200     Neiman Marcus Group Inc*                               26,701
        400     OfficeMax Inc*                                          3,025
      3,800     Outback Steakhouse Inc*                               112,576
        300     Penney (JC) Co Inc                                     10,875
      1,500     Ross Stores Inc                                        62,439
     12,600     Toys R Us Inc*                                        174,039
      1,700     Venator Group Inc*                                     12,113
                                                                  -----------
                                                                    1,508,433
                                                                  -----------

                Services -- 1.1%
      1,600     AT & T Liberty Media Group*                            51,201


6               See accompanying notes to the financial statements.

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Services -- continued
        400     BHC Communications Inc, Class A                        52,601
        900     Chris Craft Industries Inc*                            45,564
      2,000     Fluor Corp                                             82,751
      1,000     Harrahs Entertainment Inc*                             22,501
      1,500     KingWorld Productions Inc*                             57,189
      5,000     Mandalay Resort Group*                                102,501
                                                                  -----------
                                                                      414,308
                                                                  -----------

                Technology -- 5.4%
      1,000     Adobe Systems Inc                                      99,626
      5,200     Advanced Micro Devices Inc*                           107,576
      1,400     Autodesk Inc                                           32,201
      1,000     Avnet Inc                                              44,251
      9,200     BMC Software Inc*                                     495,076
      2,200     Cabletron Systems Inc*                                 36,989
      1,600     Cisco Systems Inc*                                    108,501
        500     Gartner Group Inc, Class A                             10,469
      5,700     Intel Corp                                            468,470
      1,000     Microsoft Corp*                                        92,564
      1,200     Novell Inc*                                            28,426
     10,600     Oracle Corp*                                          386,901
      4,000     Seagate Technology Corp*                              132,751
      3,000     Thermo Electron Corp*                                  47,626
                                                                  -----------
                                                                    2,091,427
                                                                  -----------

                Telecommunications -- 6.4%
      3,300     Ameritech Corp                                        208,314
      3,300     AT & T Corp                                           148,501
        900     Bell Atlantic Corp                                     55,126
      1,000     Bellsouth Corp                                         45,251
     11,500     GTE Corp                                              789,189
      1,200     MediaOne Group Inc*                                    78,901
        900     SBC Communications                                     43,201
        800     Sprint Corp                                            35,501
      3,700     Telephone and Data Systems Inc                        257,151
      2,000     United States Cellular Corp*                          112,501
     16,800     Viacom Inc, Class B*                                  706,651
                                                                  -----------
                                                                    2,480,287
                                                                  -----------

                Transportation -- 5.1%
      4,600     AMR Corp*                                             269,676


               See accompanying notes to the financial statements.             7

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Transportation -- continued
        900     Brunswick Corp                                         23,007
     18,600     Burlington Northern Santa Fe Railroad Co              539,401
      5,000     Comair Holdings Inc                                   105,626
      6,300     CSX Corp                                              275,232
        300     Delta Air Lines Inc                                    15,244
      6,900     Laidlaw Inc, Class B                                   43,126
      1,600     Norfolk Southern Corp                                  41,901
      4,600     Tidewater Inc                                         149,501
      2,200     UAL Corp*                                             142,589
      8,000     Union Pacific Corp                                    389,501
                                                                  -----------
                                                                    1,994,804
                                                                  -----------

                Utilities -- 14.3%
      1,400     Allegheny Energy Inc                                   47,251
      2,300     Ameren Corp                                            92,145
        700     American Electric Power Inc                            25,420
      6,800     Central & South West Corp                             153,851
      8,600     Citizens Utilities, Class B*                           94,601
      1,700     Connectiv Inc                                          36,445
      6,300     Consolidated Edison Inc                               277,201
      5,000     Constellation Energy Group Inc                        148,126
      7,200     Dominion Resources Inc                                333,001
      4,500     DTE Energy Co                                         177,470
      8,200     Edison International                                  208,076
      2,200     Energy East Corp                                       55,001
     11,700     Entergy Corp                                          348,807
      8,400     Firstenergy Corp                                      239,926
      4,800     General Public Utilities Inc                          163,801
      1,900     Illinova Corp                                          60,564
        500     Keyspan Corp                                           14,750
      1,000     Kinder Morgan Energy Partners                          44,001
      1,400     New England Electric System                            73,064
     10,000     Niagara Mohawk Holdings Inc*                          151,251
      7,600     Northeast Utilities*                                  133,476
      3,800     Northern States Power Co                               89,539
      8,500     PacifiCorp                                            173,720
     13,400     PG & E Corp                                           406,189
      2,000     Pinnacle West Capital Corp                             76,001
      3,400     Potomac Electric Power Co                              90,101
      9,200     Public Service Enterprise Group Inc                   377,201
        600     Puget Sound Power and Light Co                         14,213
      8,600     Reliant Energy Inc                                    238,114


8               See accompanying notes to the financial statements.

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


  Shares/
Par Value ($)   Description                                          Value ($)
--------------------------------------------------------------------------------

                Utilities -- continued
      1,500     Scana Corp                                             37,501
     10,100     Southern Co                                           273,332
      9,800     Texas Utilities Co                                    396,289
      9,000     Unicom Corp                                           347,626
      3,000     Western Resources Inc                                  71,626
      2,500     Wisconsin Energy Corp                                  61,095
                                                                  -----------
                                                                    5,530,775
                                                                  -----------

                TOTAL COMMON STOCKS (COST  $39,903,249)            37,779,570
                                                                  -----------

                SHORT-TERM INVESTMENTS -- 4.7%

                U.S. Government -- 0.2%
 $   75,000     U.S. Treasury Bill, 4.54%, due 10/21/99/(a)/           74,160
                                                                  -----------

                Repurchase Agreements -- 4.5%
 $1,737,698     Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/99, due 9/1/99, with a maturity value
                of $1,737,924 and an effective yield of 4.68%,
                collateralized by a U.S. Treasury Obligation
                with a rate of 7.25%, maturity date of 5/15/16
                and market value, including accrued interest, of
                $1,772,452.                                         1,737,698
                                                                  -----------

                TOTAL SHORT-TERM INVESTMENTS
                (COST $1,812,237)                                   1,811,858
                                                                  -----------

                TOTAL INVESTMENTS -- 102.0%
                (COST $41,715,486)                                 39,591,428

                Other Assets and Liabilities (net) -- (2.0)%         (791,582)
                                                                  -----------

                TOTAL NET ASSETS -- 100%                          $38,799,846
                                                                  ===========

                Notes to the Schedule of Investments:

               *    Non-income producing security.

               /(a)/ Security has been segregated to cover margin requirements on open financial futures contracts.


               See accompanying notes to the financial statements.             9

GMO Intrinsic Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $41,715,486) (Note 1)               $ 39,591,428
   Receivable for investments sold                                       54,699
   Dividends and interest receivable                                     66,884
   Receivable for expenses waived or borne by Manager (Note 2)            7,840
                                                                   ------------

      Total assets                                                   39,720,851
                                                                   ------------

Liabilities:
   Payable to affiliate for (Note 2):
     Management fee                                                       9,988
     Shareholder service fee                                              4,540
   Payable for investments purchased                                    898,844
   Payable for variation margin on open futures contracts
     (Notes 1 and 6)                                                        143
   Accrued expenses                                                       7,490
                                                                   ------------

      Total liabilities                                                 921,005
                                                                   ------------

Net assets                                                         $ 38,799,846
                                                                   ============

Net assets consist of:
   Paid-in capital                                                 $ 40,935,023
   Accumulated undistributed net investment income                       68,123
   Accumulated net realized loss                                        (74,385)
   Net unrealized depreciation                                       (2,128,915)
                                                                   ============
                                                                   $ 38,799,846
                                                                   ============

Net assets attributable to:
   Class III shares                                                $ 38,799,846
                                                                   ============

Shares outstanding:
   Class III                                                          3,976,761
                                                                   ============

Net asset value per share:
   Class III                                                       $       9.76
                                                                   ============


10             See accompanying notes to the financial statements.

GMO Intrinsic Value Fund
(A Series of GMO Trust)

Statement of Operations --
Period from August 2, 1999 (commencement of operations) through August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of $418)                   $    75,074
   Interest                                                             7,577
                                                                  -----------

      Total income                                                     82,651
                                                                  -----------

Expenses:
   Management fee (Note 2)                                              9,988
   Audit fees                                                           5,068
   Custodian and transfer agent fees                                    1,596
   Registration fees                                                      672
   Legal fees                                                             112
   Trustees fees (Note 2)                                                  56
   Miscellaneous                                                          336
   Fees waived or borne by Manager (Note 2)                            (7,840)
                                                                  -----------
                                                                        9,988
   Shareholder service fee (Note 2)
      Class III                                                         4,540
                                                                  -----------
      Net expenses                                                     14,528
                                                                  -----------

        Net investment income                                          68,123
                                                                  -----------

Realized and unrealized loss:
   Net realized loss on:
      Investments                                                     (69,179)
      Closed futures contracts                                         (5,206)
                                                                  -----------

        Net realized loss                                             (74,385)
                                                                  -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                    (956,646)
      Open futures contracts                                           (4,857)
                                                                  -----------

        Net unrealized loss                                          (961,503)
                                                                  -----------

      Net realized and unrealized loss                             (1,035,888)
                                                                  -----------

Net decrease in net assets resulting from operations              $  (967,765)
                                                                  ===========


              See accompanying notes to the financial statements.             11

GMO Intrinsic Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Period from August 2, 1999
                                                            (commencement of operations)
                                                               through August 31, 1999
                                                                      (Unaudited)
                                                            ----------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                             $     68,123
   Net realized loss                                                      (74,385)
   Change in net unrealized appreciation (depreciation)                  (961,503)
                                                                     ------------

   Net decrease in net assets resulting from operations                  (967,765)
                                                                     ------------

   Net share transactions: (Note 5)
      Class III                                                        39,767,611
                                                                     ------------
   Increase in net assets resulting from net share
     transactions                                                      39,767,611
                                                                     ------------

     Total increase in net assets                                      38,799,846

Net assets:
   Beginning of period                                                         --
                                                                     ------------


   End of period (including accumulated undistributed net
     investment income of $68,123)                                   $ 38,799,846
                                                                     ============


12            See accompanying notes to the financial statements.

GMO Intrinsic Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                     Period from August 2, 1999
                                                    (commencement of operations)
                                                       through August 31, 1999
                                                            (Unaudited)
                                                    ----------------------------

Net asset value, beginning of period                          $ 10.00
                                                              -------


Income from investment operations:
   Net investment income                                         0.02
   Net realized and unrealized loss                             (0.26)
                                                              -------

     Total from investment operations                           (0.24)
                                                              -------
Net asset value, end of period                                $  9.76
                                                              =======

Total Return (a)                                                (2.40)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                          $38,800
   Net expenses to average daily net assets                      0.48%*
   Net investment income to average daily net assets             2.25%*
   Portfolio turnover rate                                          8%
   Fees and expenses voluntarily waived or borne by
     the Manager consisted of the following per
     share amount:                                               --(b)

(a) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.

(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

*    Annualized.


              See accompanying notes to the financial statements.             13

GMO Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO Intrinsic Value Fund (the "Fund"), which commenced operations on August 2, 1999, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 25, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

    The Fund seeks long-term capital growth through investment in equity securities. The Fund's current benchmark is the Russell 1000 Value Index.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.


    Futures contracts
    The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from contracts, or if

GMO Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.


    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


    Security lending
    The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund no securities on loan.


    Swap agreements
    The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund may enter into interest rate and total return swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. The Fund did not have any open swap agreements as of August 31, 1999.

GMO Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.


    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


    Security transactions and related investment income
    Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.


    Purchases and redemptions of Fund shares
    The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 1999, the Fund did not collect any purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

GMO Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

    GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended August 31, 1999 was $56. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.      Purchases and sales of securities

    Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 1999, aggregated $42,769,486 and $2,797,059, respectively.

    At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                       Gross Unrealized    Gross Unrealized    Net Unrealized
    Aggregate Cost       Appreciation        Depreciation       Depreciation
  ------------------- ------------------- ------------------- ------------------
     $ 41,715,486         $ 793,509          $ 2,917,567         $ 2,124,058

GMO Intrinsic Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

4.  Principal shareholder

    At August 31, 1999, 100% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder could have a material effect.


5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                            Period from August 2, 1999
     Class III:                            (commencement of operations)
                                              through August 31, 1999
                                             ------------------------
                                               Shares      Amount
                                             --------- --------------
     Shares sold                            3,976,761  $  39,767,611
     Shares issued to shareholders
          in reinvestment of                       --             --
     distributions
     Shares repurchased                            --             --
                                           =========== ==============
     Net increase                           3,976,761  $   39,767,611
                                           =========== ==============

    The Fund was formed with an initial tax-free contribution of securities-in-kind, which had a historical cost of $36,907,073 and unrealized depreciation of $1,167,412 on the date of contribution.


6.      Financial instruments

    A summary of outstanding financial instruments at August 31, 1999 is as follows:

    Long futures contracts


                                                                        Net
    Number of                                                        Unrealized
    Contracts        Type       Expiration Date   Contract Value    Depreciation
   ------------  -------------  ----------------- ----------------  ------------
        1         S & P 500      September 1999        $329,950      $ (4,857)
                                                                    ============

    At August 31, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



        Par Value   Description                                      Value ($)
--------------------------------------------------------------------------------
                    Debt Obligations -- 103.6%

                    New Zealand-- 1.1%
NZD     1,000,000   New Zealand Index Linked Bond, 4.50%, due
                    2/15/16                                             511,758
                                                                    -----------

                    United States -- 102.5%

                    Asset Backed Securities -- 3.1%
USD     1,420,155   Constellation 99-1A, 144A, 5.73%, due 4/18/02     1,420,155
                                                                    -----------

                    Corporate Debt -- 2.3%
USD     1,200,000   JP Morgan and Co. Series A,
                      Variable Rate, CPI + 4.00%, 6.09%, due
                      2/15/12                                         1,053,000
                                                                    -----------
                    U.S. Government-- 51.2%
USD     4,881,480   U.S. Treasury Inflation Indexed Bond, 3.63%,
                    due 4/15/28                                       4,545,436
USD     6,572,085   U.S. Treasury Inflation Indexed Bond, 3.88%,
                    due 4/15/29                                       6,395,854
USD     12,495,345  U.S. Treasury Inflation Indexed Note, 3.88%,
                    due 1/15/09(a)                                   12,321,582
                                                                    -----------
                                                                     23,262,872
                                                                    -----------
                    U.S. Government Agency -- 45.9%
USD     8,625,000   Federal Home Loan Bank,
                    Variable Rate, CPI + 3.15%, 5.24%, due
                    2/15/02                                           8,232,563
USD     13,620,686  Tennessee Valley Authority (Indexed
                    Principal), 3.38%, due 1/15/07                   12,616,889
                                                                    -----------
                                                                     20,849,452
                                                                    ===========
                    Total United States                              46,585,479
                                                                    ===========

                    TOTAL DEBT OBLIGATIONS  (COST  $47,828,731)      47,097,237
                                                                    -----------
                    Short-Term Investments -- 0.0%
                    Repurchase Agreements -- 0.0%
USD      13,588     Salomon Smith Barney Inc. Repurchase
                    Agreement, dated 8/31/99, due 9/1/99, with a
                    maturity value of $13,590 and an effective
                    yield of 4.68%, collateralized by a U.S.
                    Treasury Obligation with a rate of 8.125%,
                    maturity date of 8/15/21 and market value,
                    including accrued interest, of $13,860.              13,588
                                                                    ===========
                    TOTAL SHORT-TERM INVESTMENTS  (COST
                    $13,588)                                             13,588
                                                                    -----------

                    Total Investments -- 103.6%
                    (Cost $47,842,319)                               47,110,825
                    Other Assets and Liabilities (net) -- (3.6)%     (1,639,360)
                                                                    -----------

                    TOTAL NET ASSETS -- 100%                        $45,471,465
                                                                    ===========

              See accompanying notes to the financial statements.             1

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


                    Notes to the Schedule of Investments:

                    Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 1999, which are subject to change based on the terms of the security.

                    Currency Abbreviations
                    NZD - New Zealand Dollar
                    USD - United States Dollar

                    (a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.



2             See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $47,842,319) (Note 1)               $47,110,825
   Interest receivable                                                 314,918
   Net receivable for open forward foreign currency contracts           10,559
     (Notes 1 and 6)
   Receivable for expenses waived or borne by Manager (Note 2)           3,578
                                                                   -----------

      Total assets                                                  47,439,880
                                                                   -----------

Liabilities:
   Payable to affiliate for (Note 2):
     Management fee                                                      3,820
     Shareholder service fee                                             5,629
   Payable for reverse repurchase agreements (Notes 1 and 6)         1,946,498
   Accrued expenses and other liabilities                               12,468
                                                                   -----------

      Total liabilities                                              1,968,415
                                                                   -----------

Net assets                                                         $45,471,465
                                                                   ===========

Net assets consist of:
   Paid-in capital                                                 $45,567,028
   Accumulated undistributed net investment income                   1,131,919
   Accumulated net realized loss                                      (506,268)
   Net unrealized depreciation                                        (721,214)
                                                                   ===========
                                                                   $45,471,465
                                                                   ===========

Net assets attributable to:
   Class III shares                                                $45,471,465
                                                                   ===========
Shares outstanding:
   Class III                                                         4,540,329
                                                                   ===========
Net asset value per share:
   Class III                                                       $     10.02
                                                                   ===========



              See accompanying notes to the financial statements.              3

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Interest                                                          $1,292,878
                                                                     ----------

      Total income                                                    1,292,878
                                                                     ----------

Expenses:
   Management fee (Note 2)                                               17,530
   Interest expense (Notes 1 and 6)                                     102,979
   Audit fees                                                            14,356
   Custodian and transfer agent fees                                      5,429
   Registration fees                                                        616
   Legal fees                                                               368
   Trustees fees (Note 2)                                                   184
   Miscellaneous                                                            480
   Fees waived or borne by Manager (Note 2)                             (21,433)
                                                                     ----------
                                                                        120,509
   Shareholder service fee (Note 2)
      Class III                                                          26,295
                                                                     ----------
      Net expenses                                                      146,804
                                                                     ----------

        Net investment income                                         1,146,074
                                                                     ----------

Realized and unrealized gain (loss):
  Net realized gain (loss) on:
      Investments                                                      (256,400)
      Foreign currency, forward contracts and foreign currency
      related transactions                                                9,340
                                                                     ----------

        Net realized loss                                              (247,060)
                                                                     ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                      (473,923)
      Foreign currency, forward contracts and foreign currency
      related transactions                                               (3,413)
                                                                     ----------

        Net unrealized loss                                            (477,336)
                                                                     ----------

      Net realized and unrealized loss                                 (724,396)
                                                                     ----------

Net increase in net assets resulting from operations                 $  421,678
                                                                     ==========




4             See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                               Six Months Ended
                                                August 31, 1999        Year Ended
                                                  (Unaudited)       February 28, 1999
                                              ------------------  ---------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                          $ 1,146,074        $ 1,498,147
   Net realized loss                                 (247,060)          (208,075)
   Change in net unrealized depreciation             (477,336)           (23,506)
                                                  -----------        -----------
   Net increase in net assets resulting
      from operations                                 421,678          1,266,566
                                                  -----------        -----------

Distributions to shareholders from:
   Net investment income
       Class III                                     (107,609)        (1,437,398)
                                                  -----------        -----------
       Total distributions from net
       investment income                             (107,609)        (1,437,398)
                                                  -----------        -----------

                                                     (107,609)        (1,437,398)
                                                  -----------        -----------
   Net share transactions: (Note 5)
       Class III                                   20,009,986           (341,835)
                                                  -----------        -----------
   Increase (decrease) in net assets
      resulting from net share transactions        20,009,986           (341,835)
                                                  -----------        -----------

      Total increase (decrease) in net
      assets                                       20,324,055           (512,667)

Net assets:
   Beginning of period                             25,147,410         25,660,077
                                                  -----------        -----------
   End of period (including accumulated
      undistributed net investment income
      of $1,131,919 and $93,454,
      respectively)                               $45,471,465        $25,147,410
                                                  ===========        ===========

               See accompanying notes to the financial statements.             5

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Cash Flows -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Cash flows from operating activities:
 Net investment income                                                              $ 1,146,074
 Net accretion                                                                         (384,560)
                                                                                    -----------
                                                                                        761,514
                                                                                    -----------

 Investments purchased                                                              (63,638,712)
 Investments sold                                                                    41,242,013
                                                                                    -----------
                                                                                    (22,396,699)
                                                                                    -----------

Other gain (loss):
    Foreign currency, forward contracts and foreign
      currency related transactions                                                       9,340
   Futures contracts                                                                          0
   Swap contracts                                                                             0
                                                                                    -----------
                                                                                          9,340
                                                                                    -----------

Changes in assets and liabilities:
   (Increase) decrease in interest receivable                                          (210,389)
   (Increase) decrease in receivable for expenses waived or borne by Manager              2,826
   (Increase) decrease in receivable for fund shares sold                                   585
   Increase (decrease) in payable to affiliate for Management fee                        (1,497)
   Increase (decrease) in payable to affiliate for Shareholder service fee                2,540
   Increase (decrease) in accrued expenses and other liabilities                         (8,095)
                                                                                    -----------

      Total changes in assets and liabilities                                          (214,030)
                                                                                    -----------

      Net cash provided by (used in) operating activities                           (21,839,875)
                                                                                    -----------

Cash flows from financing activities:
   Proceeds from shares sold                                                         21,391,288
   Net asset value of shares reinvested                                                  79,033
   Cost of shares repurchased                                                        (1,460,335)
   Cash distributions paid                                                             (107,609)
   Reverse repurchase agreements                                                      1,946,498
                                                                                    -----------

      Net cash provided by (used in) financing activities                            21,848,875
                                                                                    -----------

Net cash provided (used)                                                                  9,000

Cash at beginning of period                                                              (9,000)
                                                                                    -----------

Cash at end of period                                                               $         0
                                                                                    ===========


6              See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                            Six Months Ended     Year Ended February 28,
                                            August 31, 1999   ---------------------------
                                               (Unaudited)       1999             1998*
                                            ----------------  ---------        ----------
Net asset value, beginning of
   period                                         $  9.88      $ 10.04           $ 10.00
                                                  -------      -------           -------

Income from investment operations:
   Net investment income                             0.33+        0.61              0.42+
   Net realized and unrealized loss                 (0.16)       (0.18)            (0.04)
                                                  -------      -------           -------

      Total from investment operations               0.17         0.43              0.38
                                                  -------      -------           -------

Less distributions to shareholders:
   From net investment income                       (0.03)       (0.59)            (0.30)
   In excess of net investment income                  --           --             (0.02)
   From net realized gains                             --           --                --(a)
   From tax return of capital                          --           --             (0.02)
                                                  -------      -------           -------

      Total distributions                           (0.03)       (0.59)            (0.34)
                                                  -------      -------           -------
Net asset value, end of period                    $ 10.02      $  9.88           $ 10.04
                                                  =======      =======           =======

Total Return (b)                                     1.69%        4.28%             3.77%

Ratios/Supplemental Data:
   Net assets, end of period (000's)              $45,471      $25,147           $25,660
   Net operating expenses to average
      daily net assets                               0.25%**      0.25%             0.25%**
   Interest expense to average daily
      net assets                                     0.59%**        --                --
   Total net expenses to average daily
      net assets                                     0.84%**      0.25%             0.25%**
   Net investment income to average
      daily net assets                               6.54%**      4.93%             4.48%**
   Portfolio turnover rate                            107%          94%                9%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per
      share amounts:                              $  0.01      $  0.04           $  0.04

*    Period from March 31, 1997 (commencement of operations) to February 28,
     1998.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
(a)  The per share distribution from net realized gains was $.002.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

               See accompanying notes to the financial statements.             7

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Inflation Indexed Bond Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds"). The Fund's current benchmark is the Lehman Brothers Treasury Inflation Notes Index.

     Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of U.S. inflation. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable local inflation index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currency the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through a currency contract as of August 31, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Reverse repurchase agreements
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     repurchase under the agreement. At August 31, 1999, the Fund had entered into a reverse repurchase agreement having a market value of $2,769,000, collateralized by a security with a market value of $2,830,898. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 1999.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund had no securities on loan.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .10% of the amount invested or redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. In addition, the purchase premium or redemption fee for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $21,391 in purchase premiums and $1,449 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .25% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .10% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $184. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     For the six months ended August 31, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                             Purchases           Proceeds
                                                        ------------------  ------------------
     U.S. Government securities                        $    44,950,382     $    36,649,450
     Investments (non-U.S. Government securities)           18,688,330           4,000,000

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                               Gross Unrealized       Gross Unrealized        Net Unrealized
        Aggregate Cost           Appreciation           Depreciation           Depreciation
     ----------------------  ---------------------  ----------------------  ------------------
          $47,842,319                --                   $731,494               $731,494

4.   Principal shareholders

     At August 31, 1999, 44.4% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:


                                            Six Months Ended                  Year Ended
      Class III:                            August 31, 1999               February 28, 1999
                                     ------------------------------- -----------------------------
                                         Shares          Amount         Shares         Amount
                                     --------------- --------------- ------------- ---------------
      Shares sold                       2,134,698   $  21,391,288       1,673,497 $  16,929,247
      Shares issued to shareholders
        in reinvestment of
        distributions                       7,879          79,033          99,325       980,335
      Shares repurchased                 (146,290)     (1,460,335)     (1,785,715)  (18,251,417)
                                     --------------- --------------- ------------- ---------------
      Net increase (decrease)           1,996,287   $  20,009,986         (12,893)$    (341,835)
                                     =============== =============== ============= ===============

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:


     Forward currency contract

        Settlement                 Units of                     Net Unrealized
           Date       Deliver      Currency         Value        Appreciation
      ------------- ----------- --------------- -------------- ---------------
           Sale

         10/22/99       NZD       1,000,000    $    517,331   $       10,559
                                                                ===============

     Reverse repurchase agreement

     Face Value           Description                                                 Market Value
     ----------           -----------                                                 ------------
     $  1,946,498         J.P. Morgan, 5.13%, dated 8/25/99, to be repurchased at
                          $1,981,964 on 12/31/99.                                    $   1,946,498
                                                                                      ============
     Average balance outstanding...................................................  $   5,019,593
     Average interest rate.........................................................          4.90%
     Maximum balance outstanding...................................................  $   9,476,874
     Average shares outstanding....................................................      3,642,147
     Average balance per share outstanding.........................................  $        1.38

     Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

GMO U.S. Sector Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO U.S. Sector Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

Par Value ($)/
  Shares      Description                                             Value($)
--------------------------------------------------------------------------------
              MUTUAL FUNDS -- 100.0%
205,107       GMO REIT Fund                                            1,829,556
 80,512       GMO Small Cap Growth Fund                                  954,061
157,611       GMO Small Cap Value Fund                                 1,985,902
565,322       GMO U.S. Core Fund                                      10,543,253
                                                                     -----------

              TOTAL MUTUAL FUNDS  (COST  $16,189,953)                 15,312,772
                                                                     -----------

              SHORT-TERM INVESTMENTS -- 0.1%

              Repurchase Agreements -- 0.1%
$13,551       Salomon Smith Barney Inc. Repurchase Agreement, dated
              8/31/99, due 9/1/99, with a maturity value of $13,553
              and an effective yield of 4.68%, collateralized by a
              U.S. Treasury Obligation with a rate of 8.125%,
              maturity date of 8/15/21 and market value,
              including accrued interest, of $13,822.                     13,551
                                                                     -----------

              TOTAL SHORT-TERM INVESTMENTS  (COST  $13,551)               13,551
                                                                     -----------

              TOTAL INVESTMENTS -- 100.1%
              (COST $16,203,504)                                      15,326,323

              Other Assets and Liabilities (net) -- (0.1)%              (12,582)
                                                                     -----------

              TOTAL NET ASSETS -- 100%                               $15,313,741
                                                                     ===========

              See accompanying notes to the financial statements.              1

GMO U.S. Sector Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $16,203,504) (Note 1)               $ 15,326,323
   Receivable for expenses waived or borne by Manager (Note 2)            6,526
                                                                   ------------

       Total assets                                                  15,332,849
                                                                   ------------

Liabilities:
   Payable to affiliate for (Note 2):
      Management fee                                                      4,335
   Accrued expenses                                                      14,773
                                                                   ------------

       Total liabilities                                                 19,108
                                                                   ------------

Net assets                                                         $ 15,313,741
                                                                   ============

Net assets consist of:
   Paid-in capital                                                 $ 15,987,934
   Accumulated undistributed net investment income                      174,090
   Accumulated net realized gain                                         28,898
   Net unrealized depreciation                                         (877,181)
                                                                   ------------
                                                                   $ 15,313,741
                                                                   ============

Net assets attributable to:
   Class III shares                                                $15,313,741
                                                                   ===========

Shares outstanding:
   Class III                                                         3,082,840
                                                                   ===========

Net asset value per share
   Class III                                                       $      4.97
                                                                   ===========


2             See accompanying notes to the financial statements.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                                          $  173,833
   Interest                                                                                 257
                                                                                     -----------

       Total income                                                                     174,090
                                                                                     -----------

Expenses:
   Management fee (Note 2)                                                               26,035
   Audit fees                                                                             9,388
   Custodian and transfer agent fees                                                      1,933
   Registration fees                                                                        364
   Legal fees                                                                               184
   Trustees fees (Note 2)                                                                    93
   Miscellaneous                                                                          1,196
   Fees waived or borne by Manager (Note 2)                                             (39,193)
                                                                                     -----------
       Net expenses                                                                           --
                                                                                     -----------

          Net investment income                                                         174,090
                                                                                     -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                     (217,017)
       Realized gain distributions from investment company shares                       698,513
                                                                                     -----------

          Net realized gain                                                             481,496
                                                                                     -----------

   Change in net unrealized appreciation (depreciation) on investments
                                                                                        463,440
                                                                                     -----------

       Net realized and unrealized gain                                                 944,936
                                                                                     -----------

Net increase in net assets resulting from operations                                 $1,119,026
                                                                                     ===========

              See accompanying notes to the financial statements.              3

GMO U.S. Sector Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                Six Months
                                                             Ended August 31,      Year Ended
                                                                   1999            February 28,
                                                               (Unaudited)            1999
                                                             -----------------   ----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                       $   174,090          $   366,640
   Net realized gain                                               481,496            5,068,304
   Change in net unrealized appreciation (depreciation)            463,440           (2,256,138)
                                                               -----------          -----------

   Net increase in net assets resulting from operations          1,119,026            3,178,806
                                                               -----------          -----------

Distributions to shareholders from:
   Net investment income
       Class III                                                        --             (366,924)
                                                               -----------          -----------
       Total distributions from net investment income                   --             (366,924)
                                                               -----------          -----------
   In excess of net investment income
       Class III                                                        --             (347,888)
                                                               -----------          -----------
       Total distributions in excess of net investment
       income                                                           --             (347,888)
                                                               -----------          -----------
   Net realized gains
       Class III                                                        --           (8,557,355)
                                                               -----------          -----------
       Total distributions from net realized gains                      --           (8,557,355)
                                                               -----------          -----------
   In excess of net realized gains
       Class III                                                        --             (619,626)
                                                               -----------          -----------
       Total distributions in excess of net realized gains              --             (619,626)
                                                               -----------          -----------

                                                                        --           (9,891,793)
                                                               -----------          -----------
   Net share transactions: (Note 5)
       Class III                                                (2,635,287)         (47,279,849)
                                                               -----------          -----------
   Decrease in net assets resulting from net share
      transactions                                              (2,635,287)         (47,279,849)
                                                               -----------          -----------

      Total decrease in net assets                              (1,516,261)         (53,992,836)

Net assets:
   Beginning of period                                          16,830,002           70,822,838
                                                               -----------          -----------


   End of period (including accumulated undistributed net
      investment income of $174,090 and $0, respectively)      $15,313,741         $16,830,002
                                                               ===========         ===========


              See accompanying notes to the financial statements.              4

GMO U.S. Sector Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                Six Months
                             Ended August 31,           Year Ended February 28/29,
                                  1999       --------------------------------------------------
                               (Unaudited)    1999     1998       1997       1996       1995
                             --------------- -------  --------  ---------  ---------  ---------
Net asset value, beginning of
   period                         $ 4.63    $  8.53   $ 13.03   $  13.63      11.06   $  11.26
                                  -------   --------  --------  ---------  ---------  ---------

Income from investment operations:
   Net investment income (a)        0.06       0.10+     0.29+      0.26       0.29       0.28
   Net realized and
      unrealized gain               0.28       0.27      2.61       2.20       3.90       0.49
                                  -------   --------  --------  ---------  ---------  ---------
      Total from investment
      operations                    0.34       0.37      2.90       2.46       4.19       0.77
                                  -------   --------  --------  ---------  ---------  ---------

Less distributions to shareholders:
   From net investment income         --      (0.10)    (0.40)     (0.22)     (0.29)     (0.27)
   In excess of net
      investment income               --      (0.15)    (0.01)        --         --         --
   From net realized gains            --      (3.75)    (6.99)     (2.84)     (1.33)     (0.70)
   In excess of net realized
      gains                           --      (0.27)       --         --         --         --
                                  -------   --------  --------  ---------  ---------  ---------
      Total distributions             --      (4.27)    (7.40)     (3.06)     (1.62)     (0.97)
                                  -------   --------  --------  ---------  ---------  ---------
Net asset value, end              $ 4.97    $  4.63   $  8.53   $  13.03   $  13.63   $  11.06
   of period
                                  =======   ========  ========  =========  =========  =========

Total Return (b)                    7.34%      3.13%    29.61%     20.88%     38.90%      7.56%

Ratios/Supplemental Data:
   Net assets, end of period      $15,314   $16,830   $70,823   $226,711   $211,319   $207,291
      (000's)
   Net expenses to average
      daily net assets (c)          0.00%*     0.00%     0.27%      0.48%      0.48%      0.48%
   Net investment income to
      average daily net             2.21%*     1.51%     2.53%      1.99%      2.27%      2.61%
      assets (a)
   Portfolio turnover rate             6%        16%      150%       104%        84%       101%
   Fees and expenses
      voluntarily waived or
      borne by the Manager
      consisted of the            $ 0.01    $  0.04   $  0.04   $   0.02   $   0.01   $   0.01
      following per share
      amounts:

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
+    Computed using average shares outstanding throughout the period.
*    Annualized.


              See accompanying notes to the financial statements.              5

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO U.S. Sector Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks total return greater than that of the S&P 500 through investment in common stocks, either directly or through investment in other Funds of the Trust ("underlying Funds").

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Shares of underlying Funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements--(Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.


     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying Funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2).


     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .27% of the amount invested. In the case of cash redemptions, the fee is .18% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $4,749 in redemption fees and no purchase premiums. There is no premium for reinvested distributions or in-kind transactions.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fee and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds exceed the management fee. Because GMO will not reimburse expenses incurred indirectly to the extent they exceed .33%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed .33% of the Fund's average daily net assets. For the six months ended August 31, 1999, operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund were .36% of the Fund's average daily net assets.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .49% of average daily net assets. GMO had agreed to waive a portion of its fee (but not below zero) and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fee and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds exceeded .33% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $93. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $872,346 and $2,643,614, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                 Gross Unrealized      Gross Unrealized         Net Unrealized
         Aggregate Cost            Appreciation          Depreciation            Depreciation
     -----------------------    -------------------    ------------------     -------------------
          $16,203,504                $215,113             $1,092,294               $877,181

4.   Principal shareholders

     At August 31, 1999, 99.3% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                           Six Months Ended                 Year Ended
     Class III:                             August 31, 1999              February 28, 1999
                                     ------------------------------------------------------------
                                        Shares         Amount         Shares         Amount
                                     ------------- -------------- -------------- ----------------
     Shares sold                              --  $         --              --    $          --
     Shares issued to shareholders
       in reinvestment of
       distributions                          --            --       1,801,919        9,891,793
     Shares repurchased                 (553,311)    (2,635,287)    (6,465,314)     (57,171,642)
                                     ------------- -------------- -------------- ----------------
     Net decrease                       (553,311) $  (2,635,287)    (4,663,395)   $ (47,279,849)
                                     ============= ============== ============== ================

     GMO U.S. Bond/Global Alpha B Fund
     (A Series of GMO Trust)
     Semi-Annual Report
     August 31, 1999

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



         Par Value      Description                                            Value ($)
--------------------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 113.3%

                        Australia -- 2.7%
GBP      2,500,000      Commonwealth Bank Australia Series EMTN, 8.13%, due          4,383,810
                           12/07/06                                              -------------


                        Brazil -- 1.1%
USD     10,000,000      Brazil Discount Bond, Principal Strip, due 4/15/24(a)        1,857,847
                                                                                 -------------

                        Bulgaria -- 0.6%
USD      5,000,000      Bulgaria Discount Strips, 0.00%, due 7/28/24(a)                928,924
                                                                                 -------------

                        Cayman Islands -- 3.7%
CAD      1,000,000      Government of Canada (Cayman), 7.25%, due 6/01/08              712,371
USD      2,792,308      Great Point CBO Ltd. Series 98-1A Class A1, 144A,
                           Variable Rate, 6 mo. LIBOR + .30%, 5.34%,
                           due 10/15/10                                              2,768,748
USD      3,000,000      Pemex Finance Ltd Series 1A Class A2, 144A, 6.30%,           2,715,000
                           due 5/15/10                                           -------------

                                                                                     6,196,119
                                                                                 -------------

                        Chile -- 0.4%
USD        750,000      Banco Santander, 6.50%, due 11/01/05                           711,563
                                                                                 -------------

                        Japan -- 0.5%
USD        800,000      Japan Development Bank, 6.88%, due 12/16/99                    801,600
                                                                                 -------------

                        United States -- 104.3%

                        Asset Backed Securities -- 77.7%
USD     13,000,000      Aircraft Finance Trust Series 99-1A Class A1, 144A,
                           Variable Rate, 1 mo. LIBOR + .48%, 5.75%, due
                           5/15/24                                                  12,908,085
USD      6,000,000      American Express Credit Account Master Trust Series
                           99-5 Class A, Variable Rate, 1 mo. LIBOR + .24%,
                           5.52%, due 2/15/07                                        5,994,844
USD     10,000,000      Anfield Road I Ltd.,
                           Variable Rate, 6 mo. LIBOR + .25%, 5.83%, due
                           11/06/06                                                  9,832,813
USD      3,000,000      Augusta Funding Ltd X, 144A,
                           Variable Rate, 3 mo. LIBOR + .25%, 5.58%, due
                           6/30/17                                                   2,837,813
USD      5,000,000      BEA CBO Series 98-1A Class A2A, 6.72%, due 6/15/10           4,738,281
USD      5,000,000      Big Flower Receivables Master Trust 96-2 Class A,
                           Variable Rate, LIBOR +.25%, 5.61%, due 4/25/03            4,912,500
USD      5,385,000      Brazos Student Loan Finance Corp Series 96-B Class A4,
                           Variable Rate, 3 mo. U.S. Treasury Bill + .50%, 5.50%,
                           due 12/01/02                                              5,369,013
USD      3,000,000      Chevy Chase Master Credit Card Trust Series 98-A Class A,
                           Variable Rate, 1 mo. LIBOR + .15%, 5.42%, due 10/16/06    2,987,813


               See accompanying notes to the financial statements.             1

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


         Par Value           Description                                            Value ($)
--------------------------------------------------------------------------------------------------
                        Asset Backed Securities -- continued

USD      10,000,000     Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due
                           1/15/10                                                   9,570,313
USD      2,130,231      Constellation 99-1A, 144A, 5.73%, due 4/18/02                2,130,231
USD      3,500,000      Discover Card Master Trust I Series 99-3 Class A,
                           Variable Rate, 1 mo. LIBOR + .11%, 5.38%, due
                           9/15/04                                                   3,492,344
USD      10,000,000     Discover Card Trust I Series 97-3 Class A,
                           Variable Rate, 1 mo. LIBOR + .13%, 5.40%, due
                           4/16/07                                                   9,936,718
USD      5,000,000      Dreamworks Film Trust Series 1 Class A,
                           Variable Rate, 3 mo. LIBOR + .22%, 5.53%, due
                           10/15/06                                                  4,988,281
USD      6,000,000      EMAC Series 98-1 Class A2, 144A, 6.38%, due 4/15/07          5,681,250
USD      1,950,000      Keycorp Student Loan Trust 94-B Certificates,
                           Variable Rate, 1 mo. LIBOR + .73%, 6.07%, due
                           11/25/21                                                  1,951,170
USD      3,000,000      MBNA Master Credit Card Trust Series 95-J Class A,
                           Variable Rate, 1 mo. LIBOR + .23%, 5.50%, due
                           4/15/05                                                   3,001,758
USD      3,000,000      MBNA Master Credit Card Trust Series 96-A Class A,
                           Variable Rate, 1 mo. LIBOR + .21%, 5.48%, due
                           7/15/05                                                   3,000,000
USD      8,450,000      MBNA Master Credit Card Trust Series 97-J Class A,
                           Variable Rate, 1 mo. LIBOR + .12%, 5.39%, due
                           2/15/07                                                   8,397,188
USD      4,000,000      MBNA Master Credit Card Trust Series 98-A Class A,
                           Variable Rate, 1 mo. LIBOR + .11%, 5.38%, due
                           8/15/05                                                   3,984,375
USD      8,037,321      Northstar CBO Ltd. Series 97-2 Class A2, 144A, 6.62%, due
                           7/15/09                                                   7,842,667
USD        373,506      Resolution Trust Corp 94-C1 Class A1,
                           Variable Rate, 1 mo. LIBOR + .45%, 5.64%, due
                           6/25/26                                                     373,447
USD      5,000,000      Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                           Variable Rate, Step Up, 6.33%, due 9/15/09                5,073,438
USD      5,000,000      SHYPPCO Finance Company Series 1I Class A-2B, 6.64%, due
                           6/15/10                                                   4,647,500
USD      2,620,000      SMS Student Loan Trust 94-B Certificates,
                           Variable Rate, 1 mo. LIBOR + .75%, 5.91%, due
                           10/25/23                                                  2,621,572
USD      2,000,000      Team Fleet Financing Corp Series 98-3A Class A, 144A,
                           6.13%, due 10/25/04                                       1,915,000
                                                                                 -------------

                                                                                   128,188,414
                                                                                 -------------

                        U.S. Government -- 3.2%
USD      10,100,000     U.S. Treasury 0.00% Receipts, due 8/15/13(a)                 3,824,781
USD      1,500,000      U.S. Treasury Note, 6.38%, due 8/15/02                       1,520,157
                                                                                 -------------

                                                                                     5,344,938
                                                                                 -------------




2              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



         Par Value      Description                                            Value ($)
--------------------------------------------------------------------------------------------------
                         U.S. Government Agency -- 23.4%

USD       1,450,000      Agency for International Development Floater (Support of
                           Belize), Variable Rate, 6 mo. U.S. Treasury Bill +
                           .50%,  5.71%, due 1/01/14                                 1,413,750
USD       4,500,501      Agency for International Development Floater (Support of
                           C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill
                           + .40%, 5.61%, due 10/01/12                               4,365,486
USD       4,000,000      Federal Home Loan Bank,
                           Variable Rate, CPI + 3.15%, 5.29%, due 2/15/02(b)         3,818,000
USD      10,000,000      Government National Mortgage Association, TBA, 7.50%        9,909,374
USD      10,000,000      Government National Mortgage Association, TBA, 6.50%        9,415,625
USD      10,000,000      Government National Mortgage Association, TBA, 7.00%        9,671,875
                                                                                 -------------

                                                                                    38,594,110
                                                                                 -------------

                        Total United States                                        172,127,462
                                                                                 -------------

                        TOTAL DEBT OBLIGATIONS  (COST  $191,146,804)               187,007,325
                                                                                 =============
          Principal
           Amount
         ----------
                         CALL OPTIONS PURCHASED -- 0.1%

                         Options on Currency -- 0.1%
USD       5,712,000      Euro, Expires 5/03/00, Strike 1.12                             69,115
USD         600,000      Japanese Yen, Expires 11/16/99, Strike 112.70                   5,580
                                                                                 =============
                                                                                        74,695
                                                                                 =============
                         TOTAL CALL 0PTIONS PURCHASED
                         (COST  $160,412)                                               74,695
                                                                                 -------------

                         PUT OPTIONS PURCHASED -- 0.1%

                         Options on Currency -- 0.1%
USD       5,457,000      Euro, Expires 5/03/00, Strike 1.07                            175,715
USD         600,000      Japanese Yen, Expires 11/16/99, Strike 112.70                  31,260
                                                                                 -------------
                                                                                       206,975
                                                                                 -------------


              See accompanying notes to the financial statements.              3

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



         Par Value           Description                                            Value ($)
--------------------------------------------------------------------------------------------------
                        TOTAL PUT OPTIONS PURCHASED
                        (COST  $155,208)                                               206,975
                                                                                 -------------
                        SHORT-TERM INVESTMENTS -- 9.9%

                        Cash Equivalents -- 4.0%
USD      5,138,864      BankBoston Eurodollar Time Deposit, 5.4325%, due             5,138,864
                           10/29/99(c)
         1,501,136      Merrimac Cash Fund Premium Class(c)                          1,501,136
                                                                                 -------------
                                                                                     6,640,000
                                                                                 -------------

                        Commercial Paper -- 5.9%
USD      7,900,000      GE Capital, 5.30%, due 10/05/99                              7,860,456
USD      1,833,000      Merrill Lynch, 5.55%, due 9/01/99                            1,833,000
                                                                                 -------------
                                                                                     9,693,456
                                                                                 -------------

                        Repurchase Agreements -- 0.0%
USD            997      Salomon Smith Barney Inc. Repurchase Agreement, dated
                        8/31/99, due 9/1/99, with a maturity value of $997
                        and an effective yield of 4.68%, collateralized by a
                        U.S. Treasury Obligation with a rate of 8.125%,
                        maturity date of 8/15/21 and market value, including
                        accrued interest, of $1,017.                                       997
                                                                                 -------------

                        TOTAL SHORT-TERM INVESTMENTS
                        (COST  $16,334,453)                                         16,334,453
                                                                                 -------------

                        TOTAL INVESTMENTS -- 123.4%
                        (COST $207,796,877)                                        203,623,448

                        Other Assets and Liabilities (net) -- (23.4)%              (38,563,724)
                                                                                 -------------

                        TOTAL NET ASSETS-- 100%                                  $ 165,059,724
                                                                                 =============


4             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


                   Notes to the Schedule of Investments:

                   EMTN - Euromarket Medium Term Note

                   TBA - To Be Announced (Note 1)

                   144A -- Securities exempt from registration under Rule
                      144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                   Variable and Step up rates -- The rates shown on
                      variable and step up rate notes are the current interest rates at August 31, 1999, which are subject to change based on the terms of the security, including varying reset dates.


                   Currency Abbreviations
                   AUD - Australian Dollar
                   BEF - Belgian Franc
                   CAD - Canadian Dollar
                   CHF - Swiss Franc
                   EUR - Euro
                   GBP - British Pound
                   ITL - Italian Lira
                   JPY - Japanese Yen
                   SEK - Swedish Krona
                   USD - United States Dollar

                    (a)  Valued by management (Note 1).
                    (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).
                    (c) Represents investments of security lending collateral (Note 1).


               See accompanying notes to the financial statements.             5

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $207,796,877) (Note 1)              $203,623,448
   Cash at interest on deposit at brokers (Note 1)                      806,126
   Interest receivable                                                1,268,087
   Receivable for variation margin on open futures contracts
     (Notes 1 and 6)                                                     15,130
   Receivable for expenses waived or borne by Manager (Note 2)           12,028
                                                                   ------------

      Total assets                                                  205,724,819
                                                                   ------------

Liabilities:
   Payable for investments purchased                                 32,292,225
   Payable upon return of securities loaned (Note 1)                  6,640,000
   Written options outstanding, at value (premiums $82,764) (Notes
     1 and 6)                                                            31,920
   Net payable for open forward foreign currency contracts (Notes
     1 and 6)                                                           502,115
   Payable to affiliate for (Note 2):
     Management fee                                                      28,019
     Shareholder service fee                                             19,522
   Payable for open swap contracts (Notes 1 and 6)                    1,094,751
   Interest payable for open swap contracts (Note 1)                      8,844
   Due to custodian                                                      18,556
   Accrued expenses                                                      29,143
                                                                   ------------

      Total liabilities                                              40,665,095
                                                                   ------------

Net assets                                                         $165,059,724
                                                                   ============

Net assets consist of:
   Paid-in capital                                                 $170,701,396
   Accumulated undistributed net investment income                    3,517,992
   Accumulated net realized loss                                     (3,407,212)
   Net unrealized depreciation                                       (5,752,452)
                                                                   ------------
                                                                   $165,059,724
                                                                   ============

Net assets attributable to:
   Class III shares                                                $165,059,724
                                                                   ============

Shares outstanding:
   Class III                                                         23,437,401
                                                                   ============

Net asset value per share:
   Class III                                                       $       7.04
                                                                   ============


6             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Interest (including securities lending income of $2,389)         $ 4,670,991
                                                                    -----------

      Total income                                                    4,670,991
                                                                    ===========

Expenses:
   Management fee (Note 2)                                              159,461
   Custodian and transfer agent fees                                     37,840
   Audit fees                                                            21,898
   Legal fees                                                             1,921
   Trustees fees (Note 2)                                                   641
   Registration fees                                                        364
   Miscellaneous                                                          1,195
   Fees waived or borne by Manager (Note 2)                             (63,859)
                                                                    -----------
                                                                        159,461
   Shareholder service fee (Note 2)
      Class III                                                         119,593
                                                                    -----------
      Net expenses                                                      279,054
                                                                    -----------

        Net investment income                                         4,391,937
                                                                    -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                    (1,417,653)
      Closed futures contracts                                         (384,479)
      Closed swap contracts                                          (1,733,832)
      Foreign currency, forward contracts and foreign currency
      related transactions                                              140,174
                                                                    -----------

        Net realized loss                                            (3,395,790)
                                                                    -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                    (3,520,897)
      Open futures contracts                                             39,468
      Open swap contracts                                              (384,462)
      Written options                                                    39,900
      Foreign currency, forward contracts and foreign currency
      related transactions                                             (389,489)
                                                                    -----------

        Net unrealized loss                                          (4,215,480)
                                                                    -----------

      Net realized and unrealized loss                               (7,611,270)
                                                                    -----------

Net decrease in net assets resulting from operations                $(3,219,333)
                                                                    ===========


             See accompanying notes to the financial statements.             7

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                           Six Months Ended
                                           August 31, 1999       Year Ended
                                             (Unaudited)      February 28, 1999
                                           ----------------   -----------------

Increase (decrease) in net assets:
Operations:
   Net investment income                    $   4,391,937     $    10,596,718
   Net realized gain (loss)                    (3,395,790)            514,377
   Change in net unrealized appreciation
     (depreciation)                            (4,215,480)         (2,439,559)
                                            -------------     ---------------

   Net increase (decrease) in net assets
     resulting from operations                 (3,219,333)          8,671,536
                                            -------------     ---------------

Distributions to shareholders from:
   Net investment income
      Class III                                        --         (15,078,084)
                                            -------------     ---------------
      Total distributions from net
      investment income                                --         (15,078,084)
                                            -------------     ---------------
   In excess of net investment income
      Class III                                        --          (3,785,552)
                                            -------------     ---------------
      Total distributions in excess of
      net investment income                            --          (3,785,552)
                                            -------------     ---------------
   Net realized gains
      Class III                                        --          (1,159,070)
                                            -------------     ---------------
      Total distributions from net
      realized gains                                   --          (1,159,070)
                                            -------------     ---------------
   In excess of net realized gains
      Class III                                        --          (1,427,853)
                                            -------------     ---------------
      Total distributions in excess of
      net realized gains                               --          (1,427,853)
                                            -------------     ---------------

                                                       --         (21,450,559)
                                            -------------     ---------------
   Net share transactions: (Note 5)
      Class III                                30,132,817        (229,679,318)
                                            -------------     ---------------
   Increase (decrease) in net assets
     resulting from net share transactions     30,132,817        (229,679,318)
                                            -------------     ---------------

     Total increase (decrease) in net
     assets                                    26,913,484        (242,458,341)

Net assets:
   Beginning of period                        138,146,240         380,604,581
                                            =============     ===============


   End of period (including accumulated
     undistributed net investment income
     of $3,517,992 and distributions in
     excess of net investment income of
     $873,945, respectively)                $ 165,059,724     $   138,146,240
                                            =============     ===============


8             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------



                                                  Six Months Ended                          Period from July 29, 1997
                                                  August 31, 1999          Year Ended      (commencement of operations)
                                                    (Unaudited)         February 28, 1999     to February 28, 1998
                                                    ------------        -----------------    -----------------------
Net asset value, beginning of period                  $ 7.18                 $ 10.14               $ 10.00
                                                      -------                --------              -------

Income from investment operations:
   Net investment income                                0.20                    0.59 +                0.35+
   Net realized and unrealized gain (loss)             (0.34)                  (0.19)                 0.06
                                                      -------                --------              -------
     Total from investment operations                  (0.14)                   0.40                  0.41
                                                      -------                --------              -------

Less distributions to shareholders:
   From net investment income                             --                   (2.36)(a)             (0.21)
   In excess of net investment income                     --                   (0.59)(a)                --
   From net realized gains                                --                   (0.18)                (0.06)
   In excess of net realized gains                        --                   (0.23)                   --
                                                      -------                --------              -------

     Total distributions                                  --                   (3.36)                (0.27)
                                                      -------                --------              -------
Net asset value, end of period                        $ 7.04                 $  7.18               $ 10.14
                                                      =======                ========              =======

Total Return (b)                                       (1.81)%                  3.42%                 4.15%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                $165,060                $138,146              $380,605
   Net expenses to average daily net assets             0.35%*                  0.35%                 0.35%*
   Net investment income to
     average daily net assets                           5.51%*                  5.96%                 5.88%*
   Portfolio turnover rate                                38%                    134%                   27%
   Fees and expenses voluntarily waived or
     borne by the Manager consisted of the
     following per share amounts:                       --(c)                 $ 0.03                $ 0.02

(a)The amount shown for a share outstanding does not correspond with the aggregate distributions to shareholders for the year ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.
(b)Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c)Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+  Computed using average shares outstanding throughout the period.
*  Annualized.

        See accompanying notes to the financial statements.                    9

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO U.S. Bond/Global Alpha B Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

    The Fund seeks a high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's current benchmark is the Lehman Brothers Aggregate Bond Index.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

    Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has reasons to suspect that a price supplied may not be reliable.

    Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

    Foreign currency translation
    The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    Futures contracts
    The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

    Forward currency contracts
    The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.

    Options
    The Fund may write call and put options on securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of August 31, 1999.

    The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

    Indexed securities
    The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

    Swap agreements
    The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At August 31, 1999, $806,126 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swaps agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1999.

    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

    Reverse repurchase agreements
    The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. At August 31, 1999, the Fund had not entered into a reverse repurchase agreement.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Security lending
    The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $6,503,340 collateralized by cash in the amount of $6,640,000 which was invested in short-term instruments.

    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    Security transactions and related investment income
    Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of the securities adjusted for inflation is recorded as interest income.

    The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to invest at less advantageous prices.

    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Purchases and redemptions of Fund shares
    The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for this Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $45,205 in purchase premiums. There is no premium for redemptions or reinvested distributions.

    Investment risk
    There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .20% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

    GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

    Prior to March 1, 1999, GMO earned a management fee at an annual rate of .40% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .20% of average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $641. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

3.  Purchases and sales of securities

    For the six months ended August 31, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                      Purchases        Sales
                                                   --------------  -------------
        U.S. Government securities                 $  78,488,282   $ 48,380,079
        Investments (non-U.S. Government              45,325,621     14,883,619
        securities)

    At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                         Gross Unrealized    Gross Unrealized    Net Unrealized
     Aggregate Cost        Appreciation        Depreciation       Depreciation
    ------------------  ------------------- ------------------- ----------------
      $207,796,877           $193,287           $4,366,716         $4,173,429


4.  Principal shareholders

    At August 31, 1999, 95.4% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.


5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                Six Months Ended             Year Ended
   Class III:                    August 31, 1999          February 28, 1999
                            -----------------------  ------------ -------------
                               Shares      Amount       Shares        Amount
                            ----------- -----------  ------------  ------------
   Shares sold               4,187,338  $30,136,852   18,651,438   $158,378,340
   Shares issued to
   shareholders
       in reinvestment of
       distributions                                   2,639,708     20,620,609
   Shares repurchased             (569)      (4,035) (39,582,432)  (408,678,267)
                            ----------- -----------  ------------ --------------
   Net increase (decrease)   4,186,769  $30,132,817  (18,291,286) $(229,679,318)
                            =========== ===========  ============ ==============

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

6.  Financial instruments

    A summary of outstanding financial instruments at August 31, 1999 is as follows:


    Forward currency contracts

                                                                     Net
                                                                 Unrealized
    Settlement                      Units of                    Appreciation
       Date     Deliver/Receive     Currency       Value       (Depreciation)
    ----------- ---------------   ------------  -----------   ----------------

       Buys

     9/16/99         AUD            5,300,000 $     3,378,093  $    (164,089)
     9/30/99         CAD           19,500,000      13,074,788       (180,594)
    10/15/99         EUR            5,300,000       5,618,397        (46,533)
     9/23/99         GBP            8,400,000      13,510,741         32,300
     9/09/99         JPY          370,000,000       3,379,275        189,793
                                                               ---------------
                                                               $    (169,123)
                                                               ===============

      Sales

     9/16/99         AUD           10,800,000 $     6,883,661  $     155,880
     9/30/99         CAD            8,400,000       5,632,216         (6,233)
    10/15/99         EUR            7,400,000       7,844,555         24,220
     9/23/99         GBP           11,000,000      17,692,638       (356,634)
     9/09/99         JPY          260,000,000       2,374,625       (143,880)
                                                               ---------------
                                                               $    (326,647)
                                                               ===============


    Forward cross currency contracts

                                                                     Net
    Settlement                                                   Unrealized
       Date        Deliver/Units of     Receive/In Exchange     Appreciation
                       Currency                 For            (Depreciation)
    -----------  ---------------------  ---------------------  ---------------

     11/05/99     CHF        1,433,295   EUR          900,000   $      1,775
     10/29/99     EUR        1,300,000   SEK       11,330,150         (2,210)
     10/29/99     SEK       10,524,000   EUR        1,200,000         (5,910)
                                                                --------------
                                                                $     (6,345)
                                                                ==============

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Futures contracts

                                                                                              Net
        Number                                                                            Unrealized
         of                                             Expiration          Contract    Appreciation
     Contracts           Type                             Date               Value     (Depreciation)
     --------- ---------------------------              ----------          --------   --------------
       Buys

        22     Australian Government Bond 10 Yr.        September 1999     $2,012,235   $   (12,380)
         1     Canadian Government Bond                  December 1999         81,506        (1,180)
         8     German Government Bond                   September 1999        910,596        (4,712)
        31     Swedish Government 10 Yr.                September 1999      3,749,922      (145,579)
                                                                                        ============
                                                                                        $  (163,851)
                                                                                        ============
         Sales

         5     Australian Government Bond 3 Yr          September 1999     $   384,639  $    (1,368)
         4     Japanese Government Bond 10 Yr.          September 1999       4,462,087       (9,351)
        28     Swiss Government Bond                    September 1999       2,223,027       35,777
        11     Swiss Government Bond                     December 1999         874,098        8,113
        28     U.K.Gilt                                  December 1999       4,930,069        5,851
        50     U.S. Long Bond                            December 1999       5,698,438       28,782
        65     U.S. Treasury Note 5 Yr                   December 1999       7,015,938        7,078
        152    U.S. Treasury Note 10 Yr                  December 1999      16,622,625       58,524
                                                                                        ============
                                                                                        $   133,406
                                                                                        ============

    At August 31, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Written option transactions

                                                  Puts                                               Calls

                                 Principal Amount                                 Principal Amount
                                   of Contracts                                      of Contracts
                                 (000's omitted)             Premiums              (000's omitted)            Premiums
                                 ---------------           ------------            --------------           -------------
    Outstanding, beginning
    of period                              600            $    37,764                       600            $     45,000
    Options written                         --                     --                        --                      --
    Options exercised                       --                     --                        --                      --
    Options expired                         --                     --                        --                      --
    Options sold                            --                     --                        --                      --
                                 ==============           ============             =============           =============
    Outstanding, end
            of period                      600            $    37,764                       600            $     45,000
                                 ==============           ============             =============           =============

    Summary of written options outstanding

                                 Principal Amount
                                   of Contracts              Exercise                Expiration
                                 (000's omitted)              Price                     Date                    Value
                                 ---------------           ------------            --------------           -------------
    USD Put/JPY Call                600 USD                 112.7 JPY                 11/16/99             $     24,960

    USD Call/JPY Put                600 USD                 112.7 JPY                 11/16/99                    6,960
                                                                                                           -------------
                                                                                                           $     31,920
                                                                                                           =============

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


    Swap agreements

                                                                            Net
                       Expiration                                        Unrealized
     Notional Amount     Date                 Description               Depreciation
    ----------------   ---------- -----------------------------------  --------------
    Credit Default
          Swaps

    49,000,000,000 ITL  3/31/03  Agreement with Morgan Guaranty Trust  $    (25,135)
                                 Company dated 3/26/98 to pay .07% per
                                 year times the notional amount.  The
                                 Fund receives payment only upon a
                                 default event in Italy, the notional
                                 amount times the difference between
                                 the par value and the then-market
                                 value of Italy BTP, 6.00% due
                                 11/01/07.

    1,058,750,000 BEF   3/31/03  Agreement with Morgan Guaranty Trust       (26,068)
                                 Company dated 3/26/98 to pay .07% per
                                 year times the notional amount.  The
                                 Fund receives payment only upon a
                                 default event in Belgium, the
                                 notional amount times the difference
                                 between the par value and the
                                 then-market value of Kingdom of
                                 Belgium, 5.75% due 3/28/08.


      Interest Rate
          Swaps

      5,000,000 CHF     6/11/05  Agreement with Morgan Guaranty Trust        (3,784)
                                 Company dated 6/09/98 to pay the
                                 notional amount multiplied by 3.245%
                                 and to receive the notional amount
                                 multiplied by 6 month Floating Rate
                                 Swiss LIBOR adjusted by a specified
                                 spread.

      9,000,000 USD     7/29/06  Agreement with Morgan Guaranty Trust      (114,260)
                                 Company dated 7/27/99 to receive the
                                 notional amount multiplied by 6.664%
                                 and to pay the notional amount
                                 multiplied by 3 LIBOR adjusted by a
                                 specific spread.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                            Net
                       Expiration                                        Unrealized
     Notional Amount     Date                 Description               Depreciation
    ----------------   ---------- -----------------------------------  --------------
    Total Return Swaps

      25,000,000 USD   11/30/99  Agreement with Morgan Guaranty Trust  $  (540,462)
                                 Company dated 11/24/98 to receive
                                 (pay) the notional amount multiplied
                                 by the return on the Lehman Aggregate
                                 Index and to pay the notional amount
                                 multiplied by 3 month LIBOR adjusted
                                 by a specified spread. +

      75,000,000 USD     8/1/00  Agreement with Goldman Sachs             (385,042)
                                 International dated 7/13/99 to
                                 receive (pay) the notional amount
                                 multiplied by the return on the
                                 Lehman Aggregate Index and to pay the
                                 notional amount multiplied by 1 month
                                 LIBOR adjusted by a specific spread. +
                                                                       -------------
                                                                       $(1,094,751)
                                                                       =============


    See Notes to the Schedule of Investments for definitions of currency abbreviations.

    +  This swap agreement is valued by management (Note 1).

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



         Par Value        Description                                              Value ($)
--------------------------------------------------------------------------------------------------


                        Debt Obligations -- 111.8%

                        Albania -- 2.3%
USD      15,681,227     Republic of Albania Par Bond, Zero Coupon, due 8/31/25       2,783,418
                                                                                 --------------

                        Austria -- 0.8%
GBP         500,000     Bank Austria AG Series EMTN, 8.38%, due 11/04/11               917,123
                                                                                 --------------

                        Brazil -- 0.6%
USD       1,000,000     Brazil New Money Bond,
                           Variable Rate, 6 mo. LIBOR + .88%, 5.94%, due
                           4/15/09                                                     660,000
                                                                                 --------------

                        Bulgaria -- 0.2%
USD       2,000,000     Bulgaria Discount Series B Interest Strips, Basket 2,
                           0.00%, due 7/28/24                                          229,000
                                                                                 --------------

                        Cayman Islands -- 3.7%
USD       5,000,000     Pemex Finance Ltd Series 1A Class A2, 144A, 6.30%,
                           due 5/15/10                                               4,525,000
                                                                                 --------------

                        Germany -- 1.7%
GBP       2,000,000     Schweiz Bankgesellschaft, Zero Coupon, due 3/31/06           2,096,832
                                                                                 --------------

                        Jordan -- 0.1%
USD         250,000     Hashemite Kingdom of Jordan Par Bond,
                           Variable Rate, Step Up, 144A, 5.50%, due 12/23/23           142,500
                                                                                 --------------

                        Mexico -- 7.1%
FRF      44,500,000     Mexico Par Bond, 6.63%, due 12/31/19                         5,625,247
CHF       8,000,000     Mexico Par Bond, 3.75%, due 12/31/19                         3,036,103
                                                                                 --------------
                                                                                     8,661,350
                                                                                 --------------

                        Nigeria -- 0.4%
USD         987,181     Central Bank of Nigeria Par Bond,
                           Variable Rate, Step Up, 6.25%, due 11/15/20                 523,206
                                                                                 --------------

                        Russia -- 0.0%
USD         189,099     Russia Vnesheconombank IAN,
                           Variable Rate, 6 mo. LIBOR + .81%, 0.00%, due
                           12/15/15*                                                    27,301
                                                                                 --------------

                        Supra National -- 0.8%
AUD      11,800,000     European Bank for Reconstruction and Development,
                           Zero Coupon, due 2/10/28                                    966,938
                                                                                 --------------


               See accompanying notes to the financial statements.            1

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


         Par Value        Description                                              Value ($)
--------------------------------------------------------------------------------------------------
                        United States -- 94.1%

                        Asset Backed Securities -- 61.1%
USD       9,000,000     American Express Credit Account Master Trust Series
                           99-5 Class A,
                           Variable Rate, 1 mo. LIBOR + .24%, 5.52%, due 2/15/07     8,992,266
USD         688,008     Americredit Automobile Receivables Trust Series 96-B
                           Class A, 6.50%, due 1/12/02                                 688,385
USD       1,000,000     BEA CBO Series 98-1A Class A2A, 6.72%, due 6/15/10             947,656
USD      20,500,000     Big Flower Receivables Master Trust 96-2 Class A,
                           Variable Rate, LIBOR + .25%, 5.61%, due 4/25/03          20,141,249
USD       7,945,000     Brazos Student Loan Finance Corp Series 96-B Class A4,
                           Variable Rate, 3 mo. U.S. Treasury Bill + .50%, 5.50%,
                           due 12/01/02                                              7,921,413
USD       2,800,000     Cigna CBO Ltd Series 96-1 Class A2, 144A, 6.46%, due
                           11/15/08                                                  2,793,875
USD       6,000,000     Dreamworks Film Trust Series 1 Class A,
                           Variable Rate, 3 mo. LIBOR + .22%, 5.53%, due
                           10/15/06                                                  5,985,938
USD       4,841,760     Northstar CBO Ltd. Series 97-2 Class A2, 144A, 6.62%, due
                           7/15/09                                                   4,724,498
USD       3,000,000     NPF VI, Inc. Series 99-1 Class A, 144A, 6.25%, due
                           2/01/03                                                   2,916,000
USD       3,000,000     Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                           Variable Rate, Step Up, 6.33%, due 9/15/09                3,044,063
USD      10,000,000     SHYPPCO Finance Company Series B Class A-2B, 6.64%, due
                           6/15/10                                                   9,295,000
USD       3,832,768     Signet Student Loan Trust Series 96-A Class A-1,
                           Variable Rate, 1 mo. LIBOR + .09%, 5.25%, due
                           1/25/05                                                   3,832,768
USD       3,000,000     Starvest Emerging Markets CBO-I Series 1A, Class A,
                           Variable Rate, 6 mo. LIBOR + .19%, 144A, 5.83%,
                           due 7/30/11                                               2,894,531
                                                                                 -------------
                                                                                    74,177,642
                                                                                 -------------

                        Structured Notes -- 2.4%
USD       3,000,000     Polaris Funding Company,
                           Variable Rate, 1 mo. LIBOR + .30%, 5.51%, due
                           1/07/05                                                   2,951,719
                                                                                 -------------

                        U.S. Government -- 11.0%
USD      10,100,000     U.S. Treasury 0.00% Receipts, due 2/15/10(a)                 4,933,891
USD      10,100,000     U.S. Treasury 0.00% Receipts, due 2/15/12(a)                 4,271,141
USD      10,100,000     U.S. Treasury 0.00% Receipts, due 8/15/12(a)                 4,115,792
                                                                                 -------------
                                                                                    13,320,824
                                                                                 -------------


2              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


         Par Value        Description                                              Value ($)
--------------------------------------------------------------------------------------------------
                        U.S. Government Agency -- 19.6%

USD      5,000,000      Federal Home Loan Bank,
                           Variable Rate, CPI + 3.15%, 5.29%, due 2/15/02(b)         4,772,500
USD      10,000,000     Government National Mortgage Association, TBA, 6.50%         9,415,625
USD      10,000,000     Government National Mortgage Association, TBA, 7.00%         9,671,875
                                                                                 -------------
                                                                                    23,860,000
                                                                                 -------------
                        Total United States                                        114,310,185
                                                                                 -------------

                        TOTAL DEBT OBLIGATIONS (COST $141,637,225)                 135,842,853
                                                                                 -------------

                        LOAN ASSIGNMENTS -- 0.5%

                        Russia -- 0.5%
USD      5,500,000      Russia Vnesh Restructured Loan Agreements, due
                           12/15/20*                                                   611,875
                                                                                 -------------

                        TOTAL LOAN ASSIGNMENTS (COST $3,541,183)                       611,875
                                                                                 -------------
          Principal
           Amount
         ----------

                        CALL OPTIONS PURCHASED -- 0.1%

                        Options on Currency -- 0.1%
USD      8,848,000      Euro, Expires 5/03/00, Strike 1.12                             107,061
USD      5,600,000      Japanese Yen, Expires 11/16/99, Strike 112.70                   52,080
                                                                                 -------------
                                                                                       159,141
                                                                                 -------------

                        TOTAL CALL OPTIONS PURCHASED (COST $543,430)                   159,141
                                                                                 -------------

                        PUT OPTIONS PURCHASED -- 0.5%

                        Options on Currency -- 0.5%
USD      8,453,000      Euro, Expires 5/03/00, Strike 1.07                             272,187
USD      5,600,000      Japanese Yen, Expires 11/16/99, Strike 112.70                  291,760
                                                                                 -------------
                                                                                       563,947
                                                                                 -------------

                        TOTAL PUT OPTIONS PURCHASED (COST $339,903)                    563,947
                                                                                 -------------


               See accompanying notes to the financial statements.            3

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)





         Shares           Description                                              Value ($)
--------------------------------------------------------------------------------------------------
                        RIGHTS AND WARRANTS -- 0.0%

                        Mexico -- 0.0%
         13,079,000     United Mexican States Warrants, Expires 6/30/03**                   --
                                                                                 --------------

                        Nigeria -- 0.0%
                987     Central Bank of Nigeria Payment Adjusted Warrants,
                        Expires 11/15/20**                                                  --
                                                                                 --------------

                        TOTAL RIGHTS AND WARRANTS  (COST  $0)                               --
                                                                                 --------------

         Par Value      SHORT-TERM INVESTMENTS -- 1.8%
         ----------

                        Commercial Paper -- 1.8%
USD       2,220,000     Merrill Lynch, 5.55%, due 9/01/99                            2,220,000
                                                                                 --------------

                        Repurchase Agreements -- 0.0%
USD           1,186     Salomon Smith Barney Inc. Repurchase Agreement, dated
                        8/31/99, due 9/1/99, with a maturity value of $1,186
                        and an effective yield of 4.68%, collateralized by a
                        U.S. Treasury Obligation with a rate of 8.125%,
                        maturity date of 8/15/21 and market value, including
                        accrued interest, of $1,209.                                     1,186
                                                                                 --------------

                        TOTAL SHORT-TERM INVESTMENTS
                        (COST $2,221,186)                                            2,221,186
                                                                                 --------------

                        TOTAL INVESTMENTS -- 114.7%
                        (COST $148,282,927)                                        139,399,002

                        Other Assets and Liabilities (net) -- (14.7)%              (17,877,574)
                                                                                 --------------

                        TOTAL NET ASSETS -- 100%                                 $ 121,521,428
                                                                                 ==============


4             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)





                        Notes to the Schedule of Investments:

                        EMTN -- Euromarket Medium Term Note

                        IAN -- Interest Arrears Note

                        TBA -- To Be Announced (Note 1)

                        144A -- Securities exempt from registration under Rule
                           144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                        Variable and Step up rates -- The rates shown on
                           variable and step up rate notes are the current interest rates at August 31, 1999 which are subject to change based on the terms of the security, including varying reset dates.

                        Currency Abbreviations
                        AUD - Australian Dollar
                        BEF - Belgian Franc
                        CAD - Canadian Dollar
                        CHF - Swiss Franc
                        EUR - Euro
                        FRF - French Franc
                        GBP - British Pound
                        ITL - Italian Lira
                        JPY - Japanese Yen
                        SEK - Swedish Krona
                        USD - United States Dollar

                        (a)  Valued by management (Note 1).

                        (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

                        * Non-performing. Borrower not currently paying interest.

                        **   Non-income producing security.


              See accompanying notes to the financial statements.              5

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $148,282,927) (Note 1)              $139,399,002
   Cash (Note 1)                                                      1,600,000
   Interest receivable                                                  801,771
   Receivable for open swap contracts (Notes 1 and 6)                   235,105
   Receivable for expenses waived or borne by Manager (Note 2)           10,757
                                                                   ------------

      Total assets                                                  142,046,635
                                                                   ------------

Liabilities:
   Payable for investments purchased                                 19,218,750
   Written options outstanding, at value (premiums $772,464)
     (Notes 1 and 6)                                                    297,920
   Net payable for open forward foreign currency contracts
     (Notes 1 and 6)                                                    432,189
   Payable to affiliate for (Note 2):
      Management fee                                                     26,321
      Shareholder service fee                                            15,045
   Interest payable for open swap contracts (Note 1)                    425,575
   Payable for variation margin on open futures contracts
     (Notes 1 and 6)                                                     53,773
   Accrued expenses                                                      55,634
                                                                   ------------

      Total liabilities                                              20,525,207
                                                                   ------------

Net assets                                                         $121,521,428
                                                                   ============

Net assets consist of:
   Paid-in capital                                                 $127,947,143
   Accumulated undistributed net investment income                    4,238,335
   Accumulated net realized loss                                     (1,982,648)
   Net unrealized depreciation                                       (8,681,402)
                                                                   ------------
                                                                   $121,521,428
                                                                   ============

Net assets attributable to:
   Class III shares                                                $121,521,428
                                                                   ============

Shares outstanding:
   Class III                                                         12,520,187
                                                                   ============

Net asset value per share:
   Class III                                                       $       9.71
                                                                   ============


6            See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Interest                                                         $ 4,059,730
   Dividends                                                            132,700
                                                                    -----------

      Total income                                                    4,192,430
                                                                    -----------

Expenses:
   Management fee (Note 2)                                              158,141
   Custodian and transfer agent fees                                     48,613
   Audit fees                                                            24,298
   Legal fees                                                             2,028
   Trustees fees (Note 2)                                                   647
   Registration fees                                                        364
   Miscellaneous                                                          1,197
   Fees waived or borne by Manager (Note 2)                             (77,147)
                                                                    -----------
                                                                        158,141
   Shareholder service fee (Note 2)
      Class III                                                          94,882
                                                                    -----------
      Net expenses                                                      253,023
                                                                    -----------

        Net investment income                                         3,939,407
                                                                    -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                    (1,229,675)
      Closed futures contracts                                        1,550,189
      Closed swap contracts                                          (4,077,573)
      Foreign currency, forward contracts and foreign currency
        related transactions                                            822,847
                                                                    -----------

        Net realized loss                                            (2,934,212)
                                                                    -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                    (5,102,208)
      Open futures contracts                                           (805,003)
      Open swap contracts                                             2,780,557
      Written options                                                   372,400
      Foreign currency, forward contracts and foreign currency
        related transactions                                             25,900
                                                                    -----------

        Net unrealized loss                                          (2,728,354)
                                                                    -----------

      Net realized and unrealized loss                               (5,662,566)
                                                                    -----------

Net decrease in net assets resulting from operations                $(1,723,159)
                                                                    ===========


               See accompanying notes to the financial statements.             7

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                  Six Months Ended
                                                  August 31, 1999        Year Ended
                                                    (Unaudited)       February 28, 1999
                                                  ----------------    -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                           $  3,939,407         $ 13,927,844
   Net realized loss                                 (2,934,212)          (4,990,111)
   Change in net unrealized appreciation
     (depreciation)                                  (2,728,354)          (6,000,013)
                                                   ------------         ------------

   Net increase (decrease) in net assets
     resulting from operations                       (1,723,159)           2,937,720
                                                   ------------         ------------

Distributions to shareholders from:
   Net investment income
      Class III                                      (2,990,521)          (2,920,291)
                                                   ------------         ------------
      Total distributions from net investment
        income                                       (2,990,521)          (2,920,291)
                                                   ------------         ------------
   Net realized gains
      Class III                                      (1,232,734)          (5,164,180)
                                                   ------------         ------------
      Total distributions from net realized gains    (1,232,734)          (5,164,180)
                                                   ------------         ------------

                                                     (4,223,255)          (8,084,471)
                                                   ------------         ------------
   Net share transactions: (Note 5)
      Class III                                     (16,235,057)         (79,536,376)
                                                   ------------         ------------
   Decrease in net assets resulting from net
     share transactions                             (16,235,057)         (79,536,376)
                                                   ------------         ------------

     Total decrease in net assets                   (22,181,471)         (84,683,127)

Net assets:
   Beginning of period                              143,702,899          228,386,026
                                                   ------------         ------------


   End of period (including accumulated
     undistributed net investment income of
     $4,238,335 and $3,289,449, respectively)      $121,521,428         $143,702,899
                                                   ============         ============

8              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                               Period from April 30, 1997
                                       Six Months Ended                            (commencement of
                                       August 31, 1999        Year Ended               operations)
                                         (Unaudited)       February 28, 1999      to February 28, 1998
                                       ----------------    -----------------   --------------------------
Net asset value, beginning of
   period                                  $  10.23            $  10.60               $  10.00
                                           --------            --------               --------


Income from investment operations:
   Net investment income                       0.32+               0.64+                  0.55+
   Net realized and
     unrealized gain (loss)                   (0.47)              (0.58)                  0.66
                                           --------            --------               --------

     Total from investment operations         (0.15)               0.06                   1.21
                                           --------            --------               --------


Less distributions to shareholders:
   From net investment income                 (0.26)              (0.12)                 (0.27)
   From net realized gains                    (0.11)              (0.31)                 (0.34)
                                           --------            --------               --------

     Total distributions                      (0.37)              (0.43)                 (0.61)
                                           --------            --------               --------
Net asset value, end of period             $   9.71            $  10.23               $  10.60
                                           ========            ========               ========

Total Return(a)                               (1.52)%              0.44%                 12.16%

Ratios/Supplemental Data:
   Net assets, end of period
     (000's)                                121,521             143,703                228,386
   Net expenses to average
     daily net assets                          0.40%*              0.40%                  0.40%*
   Net investment income to
     average daily net assets                  6.21%*              5.97%                  6.05%*
   Portfolio turnover rate                       75%                113%                    58%
   Fees and expenses
     voluntarily waived or
     borne by the Manager
     consisted of the
     following per share
     amounts:                              $   0.01            $   0.03               $   0.02

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
+    Computed using average shares outstanding throughout the period.
*    Annualized.


               See accompanying notes to the financial statements.             9

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO U.S. Bond/Global Alpha A Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

    The Fund seeks a high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's current benchmark is the Lehman Brothers Aggregate Bond Index.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

    Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has reasons to suspect that a price supplied may not be reliable.

    Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.


    Foreign currency translation
    The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


    Futures contracts
    The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.


    Forward currency contracts
    The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.


    Options
    The Fund may write call and put options on securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of August 31, 1999.

    The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

    Loan agreements
    The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.
12

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Indexed securities
    The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

    Swap agreements
    The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At August 31, 1999, $1,600,000 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1999.


    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------



    Reverse repurchase agreements
    The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. At August 31, 1999, the Fund had not entered into a reverse repurchase agreement.

    Security lending
    The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund had no securities on loan.


    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Security transactions and related investment income
    Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of the securities adjusted for inflation is recorded as interest income.

    The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to invest at less advantageous prices.


    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

    Purchases and redemptions of Fund shares
    The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $16,841 in purchase premiums. There is no premium for redemptions or reinvested distributions.

    Investment risk
    There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

    Prior to March 1, 1999, GMO earned a management fee at the annual rate of .40% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .25% of average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $647. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.      Purchases and sales of securities

    For the six months ended August 31, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                       Purchases      Proceeds
                                                   ------------- ---------------
        U.S. Government securities               $    68,370,312 $   48,380,078
        Investments (non-U.S. Government              35,676,952     52,452,800
        securities)

    At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                         Gross Unrealized    Gross Unrealized    Net Unrealized
     Aggregate Cost        Appreciation        Depreciation       Depreciation
    ------------------  ------------------- ------------------- ----------------
      $148,282,927           $282,326           $9,166,251         $8,883,925


4.      Principal shareholders

    At August 31, 1999, 42.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.
16

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                 Six Months Ended             Year Ended
    Class III:                    August 31, 1999          February 28, 1999
                             ---------------------------------------------------
                                Shares       Amount       Shares       Amount
                             ----------- ------------ ------------ -------------
    Shares sold               1,143,898  $ 11,360,633   7,957,888  $ 84,927,873
    Shares issued to
      shareholders
      in reinvestment of
      distributions             323,604     3,193,974     596,366     6,299,415
    Shares repurchased       (2,995,247)  (30,789,664)(16,055,030) (170,763,664)
                             ==========   ===========  ========== =============
    Net decrease             (1,527,745) $(16,235,057) (7,500,776) $(79,536,376)
                             ==========   =========== =========== =============


6.  Financial instruments

    A summary of outstanding financial instruments at August 31, 1999 is as follows:


    Forward currency contracts

                                                               Net Unrealized
     Settlement                  Units of                       Appreciation
       Date     Deliver/Receive  Currency        Value          (Depreciation)
    ----------- --------------- ------------- ---------------  --------------

       Buys

     9/16/99         AUD           5,600,000  $     3,569,306 $    (173,386)
     9/30/99         CAD          26,100,000       17,500,100      (267,785)
    10/15/99         EUR           1,000,000        1,060,075         3,975
     9/23/99         GBP           8,300,000       13,349,899        20,177
     9/09/99         JPY         410,000,000        3,744,602       205,728
                                                               ============
                                                              $    (211,291)
                                                               ============

      Sales

     9/16/99        AUD           14,300,000  $     9,114,477 $     216,988
     9/30/99        CAD            7,800,000        5,229,915        20,075
    10/15/99        EUR           11,400,000       12,084,854        33,963
     9/23/99        GBP           10,500,000       16,888,427      (359,645)
     9/09/99        JPY          260,000,000        2,374,626      (139,169)
                                                               ------------
                                                              $    (227,788)
                                                               ============

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------



    Forward cross currency contracts


                                                                  Net Unrealized
  Settlement                                                       Appreciation
    Date     Deliver/Units of Currency Receive/In Exchange For   (Depreciation)
    ---------------------------------- ----------------------- -----------------

    11/05/99    CHF        9,714,555     EUR       6,100,000 $          12,038
    10/29/99    EUR        1,000,000     SEK       8,715,500            (1,700)
    10/29/99    SEK        6,139,000     EUR         700,000            (3,448)
                                                               ===============
                                                             $           6,890
                                                               ===============


    Futures contracts

                                                                         Net
      Number                                                         Unrealized
        of                                   Expiration  Contract  Appreciation
     Contracts             Type                 Date       Value  (Depreciation)
    ----------------------------------------------------------------------------

    Buys

      9     Australian Government Bond  September 1999  $ 671,641   $    2,256
            3 yr.
      2     Canadian Government Bond    December  1999    164,227       (2,359)
     46     Swedish Government Bond 10  September 1999  5,746,797     (221,455)
            yr.
     50     Swiss Government Bond       September 1999  4,061,118     (153,086)

     99     Swiss Government Bond       December  1999  7,951,495      (79,203)
                                                                   -----------
                                                                   $  (453,847)
                                                                   ===========


        Sales

     20     Australian Government Bond  September 1999 $1,799,651   $   20,313
            10 yr.
     50     German Government Bond      September 1999  5,697,159      205,226

      6     Japanese Government Bond     March 2000     7,058,051      (14,027)
            10 yr.
     27     U.K. Gilt                   December 1999   4,768,339        5,949
     45     U.S. Long Bond              December 1999   5,128,594       28,222
     70     U.S. Treasury Note 5 yr.    December 1999   7,555,625        9,537
    315     U.S. Treasury Note 10 yr.   December 1999  34,448,203      127,482
                                                                   -----------
                                                                    $  382,702
                                                                   =============


    At August 31, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Written option transactions

                                  Puts                          Calls

                         Principal                     Principal
                         Amount of                     Amount of
                         Contracts                     Contracts
                           (000's                        (000's
                          omitted)      Premiums       omitted)       Premiums
                       --------------- ------------  -------------- ------------

    Outstanding,
    beginning
    of period                  5,600  $   352,464           5,600  $    420,000
    Options written               --           --              --            --
    Options exercised             --           --              --            --
    Options expired               --           --              --            --
    Options sold                  --           --              --            --
                       =============   ==========    ============  ============
    Outstanding, end
            of period          5,600  $   352,464           5,600  $    420,000
                       =============  ===========    ============  ============


    Summary of written options outstanding


                         Principal
                         Amount of                    Expiration
                         Contracts      Exercise         Date          Value
                           (000's         Price
                          omitted)
                       --------------- ------------ --------------- ------------

    USD Put/JPY Call     5,600 USD      112.7 JPY      11/16/99    $    232,960


    USD Call/JPY Put     5,600 USD      112.7 JPY      11/16/99          64,960
                                                                    -----------
                                                                    $   297,920
                                                                    ===========

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Swap agreements

                                                                       Net
                                                                    Unrealized
                     Expiration                                    Appreciation/
  Notional Amount      Date                Description            (Depreciation)
  -----------------  --------  ----------------------------------- ------------

      Credit Default
          Swaps

  378,000,000,000 ITL   3/31/03  Agreement with Morgan Guaranty    $   (193,900)
                                 Trust Company dated 3/26/98 to
                                 pay .07% per year times the
                                 notional amount. The Fund
                                 receives payment only upon a
                                 default event in Italy, the
                                 notional amount times the
                                 difference between the par value
                                 and the then-market value of
                                 Italy BTP, 6.00% due 11/01/07.

    7,922,250,000 BEF   3/31/03  Agreement with Morgan Guaranty        (195,059)
                                 Trust Company dated 3/26/98 to
                                 pay .07% per year times the
                                 notional amount.  The Fund
                                 receives payment only upon a
                                 default event in Belgium, the
                                 notional amount times the
                                 difference between the par value
                                 and the then-market value of
                                 Kingdom of Belgium, 5.75% due
                                 3/28/08.

      Interest Rate Swaps

       11,200,000 CHF   6/05/05  Agreement with Morgan Guaranty          (5,941)
                                 Trust Company dated 6/03/98 to
                                 pay the notional amount
                                 multiplied by 3.245% and to
                                 receive the notional amount
                                 multiplied by 6 month Floating
                                 Rate Swiss LIBOR adjusted by a
                                 specified spread.

       15,000,000 CHF   6/10/05  Agreement with Credit Suisse            10,558
                                 Financial Products dated 6/08/98
                                 to pay the notional amount
                                 multiplied by 3.2625% and to
                                 receive the notional amount
                                 multiplied by 6 month Floating
                                 Rate Swiss LIBOR adjusted by a
                                 specified spread.
20

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Swap agreements -- continued
                                                                        Net
                                                                    Unrealized
                     Expiration                                    Appreciation/
  Notional Amount      Date                Description            (Depreciation)
  -----------------  --------  ----------------------------------- ------------

       19,200,000 CHF   6/10/05  Agreement with Credit Suisse       $   210,289
                                 Financial Products dated 10/01/98
                                 to pay the notional amount
                                 multiplied by 3.2625% and to
                                 receive the notional amount
                                 multiplied by 6 month Floating
                                 Rate Swiss LIBOR adjusted by a
                                 specified spread.

       10,600,000 CHF   6/11/05  Agreement with Morgan Guaranty          (8,021)
                                 Trust Company dated 6/09/98 to
                                 pay the notional amount
                                 multiplied by 3.245% and to
                                 receive the notional amount
                                 multiplied by 6 month Floating
                                 Rate Swiss LIBOR adjusted by a
                                 specified spread.

        3,300,000 CHF   9/16/05  Agreement with Morgan Guaranty          21,855
                                 Trust Company dated 9/14/98 to
                                 pay the notional amount
                                 multiplied by 3.1175% and to
                                 receive the notional amount
                                 multiplied by 6 month Floating
                                 Rate Swiss LIBOR adjusted by a
                                 specified spread.

       14,000,000 USD   7/29/06  Agreement with Morgan Guaranty        (177,738)
                                 Trust Company dated 7/27/99 to
                                 receive the notional amount
                                 multiplied by 6.664% and to pay
                                 the notional amount multiplied by
                                 3 month LIBOR adjusted by a
                                 specific spread.

    Total Return Swap

       75,000,000 USD  11/12/00  Agreement with Morgan Guaranty         573,062
                                 Trust Company dated 11/09/98 to
                                 receive (pay) the notional amount
                                 multiplied by the return on the
                                 Lehman Aggregate Index and to pay
                                 the notional amount multiplied by
                                 3 month LIBOR adjusted by a
                                 specified spread. +
                                                                    -----------
                                                                  $     235,105
                                                                    ===========

See Notes to the Schedule of Investments for definitions of currency abbreviations.

+  This swap agreement is valued by management (Note 1).

GMO Small Cap Value Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------
                 COMMON STOCKS -- 94.8%
                 Advertising -- 0.1%
      1,100      Grey Advertising Inc                                 408,100
                                                                   ----------
                 Aerospace -- 0.7%
     23,100      Cordant Technologies Inc                             955,762
     12,000      Curtiss Wright Corp                                  396,750
     16,300      Gencorp Inc                                          350,450
     25,400      Kaman Corp, Class A                                  331,788
     27,200      Kellstrom Industries Inc*                            279,224
                                                                   ----------
                                                                    2,313,974
                                                                   ----------
                 Automotive -- 2.0%
     13,200      Arvin Industries Inc                                 471,900
     14,200      Bandag Inc                                           472,150
     19,700      Borg Warner Automotive Inc                           933,287
     44,600      Cooper Tire & Rubber Co                              847,399
     18,100      Dura Automotive Systems Inc*                         468,338
     35,200      Meritor Automotive Inc                               767,799
     24,000      Modine Manufacturing Co                              713,999
     27,050      Monaco Coach Corp*                                   784,449
     20,650      Smith (AO) Corp, Class B                             560,130
     19,500      Superior Industries International Inc                545,999
     25,600      Wabash National Corp                                 537,599
                                                                   ----------
                                                                    7,103,049
                                                                   ----------
                 Banking and Financial Services -- 5.4%
     27,400      Advanta Corp, Class A                                539,437
     58,800      Amresco Inc*                                         393,225
     13,700      Astoria Financial Corp                               450,388
     24,700      Baldwin and Lyons Inc, Class B                       524,875
     26,200      Bancwest Corp                                      1,095,487
     23,832      BOK Financial Corporation                            513,878
     31,200      CFS Bancorp Inc                                      333,450
     36,800      Comdisco Inc                                         775,099
     20,500      Commercial Federal Corp                              476,625
      9,600      Corus Bancshares Inc                                 274,800
      8,300      Dain Rauscher Corp                                   411,888
     21,816      Downey Financial Corp                                463,590
     11,800      Eaton Vance Corp                                     359,900
     10,200      Financial Security Assurance Holdings Ltd            510,638
     18,100      First Bancorp Puerto Rico                            373,313
      6,800      First Citizens Bancshares, Class A                   532,099



              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                 Banking and Financial Services -- continued
     24,200      First Federal Financial Corp*                        369,050
     20,900      Heller Financial Inc                                 478,088
     39,900      Imperial Credit Industries Inc*                      216,956
     12,500      Jeffries Group Inc*                                  309,375
      7,400      JSB Financial                                        393,125
     17,800      Leucadia National Corp                               377,138
     31,300      Liberty Financial Cos                                805,974
     36,200      Long Beach Financial Corp*                           545,262
     14,800      Metris Companies Inc                                 407,925
     27,525      Morgan Keegan Inc                                    466,205
     49,300      Pacific Century Financial Corp                       915,130
     25,650      PMI Group Inc                                      1,090,124
     32,175      Raymond James Financial Corp                         629,422
     46,900      Resource America Inc                                 469,000
     21,500      Riggs National Corp                                  400,438
     31,800      Roslyn Bancorp Inc                                   540,599
     56,696      Sovereign Bancorp Inc                                568,734
     11,400      Student Loan Group                                   456,000
     10,110      UMB Financial Corp                                   429,675
     11,600      Value Line Inc                                       432,100
     32,564      Washington Federal Inc                               777,465
                                                                   ----------
                                                                   19,106,477
                                                                   ----------
                 Chemicals -- 2.8%
     17,000      Albemarle Corp                                       294,313
     22,600      Cytec Industries Inc*                                526,862
     12,400      Dexter Corp                                          451,825
     29,600      Engelhard Corp                                       590,149
     16,650      Ferro Corp                                           399,600
     18,900      Geon Co                                              564,637
     12,000      Great Lakes Chemical Corp                            494,250
     39,600      Hanna (MA) Co                                        542,024
     38,400      IMC Global Inc                                       611,999
     59,700      Kaiser Aluminum Corp*                                533,568
     24,500      Lubrizol Corp                                        621,687
     34,800      Millenium Chemicals Inc                              800,399
     28,800      Mississippi Chemical Corp                            217,800
     15,300      Nalco Chemical Co                                    786,037
     35,800      Olin Corp                                            507,913
     22,000      Stepan Co                                            540,374
     37,000      W.R. Grace & Co*                                     707,624

 2             See accomapnying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value($)
--------------------------------------------------------------------------------

                 Chemicals -- continued
     37,400      Wellman Inc                                          628,787
                                                                   ----------
                                                                    9,819,848
                                                                   ----------
                 Computer and Office Equipment-- 2.3%
     13,100      CDW Computer Centers Inc*                            581,312
      9,900      Everex Systems Inc(a)                                     --
     61,300      Exabyte Corp*                                        229,875
     81,400      Maxtor Corp*                                         521,473
     16,300      Micros Systems Inc*                                  550,124
     24,900      Quantum Corp-DLT and Storage*                        455,981
     12,450      Quantum Corp-Hard Disk Drive*                         88,706
     43,700      Reynolds & Reynolds Inc, Class A                     955,937
      9,000      Safeguard Scientifics Inc*                           605,249
      8,400      Sandisk Corp*                                        708,749
     27,900      Sequent Computer Inc*                                491,738
     64,700      Silicon Graphics Inc*                                740,005
     31,400      SMART Modular Technologies Inc*                      653,512
     32,400      Sterling Software Inc*                               652,049
     15,800      Zebra Technologies Corp*                             742,599
                                                                   ----------
                                                                    7,977,309
                                                                   ----------
                 Construction-- 1.3%
     28,200      Bridge & Toll Road Brothers Inc*                     571,049
     17,200      Centex Corp                                          483,750
     43,600      Foster Wheeler Corp                                  564,074
     43,200      Horton (DR) Inc                                      629,099
     25,900      Kaufman & Broad Home Corp                            529,330
     25,000      McDermott International Inc                          564,062
     31,200      Pulte Corp                                           721,499
     19,700      Texas Industries Inc                                 630,399
                                                                   ----------
                                                                    4,693,262
                                                                   ----------
                 Consumer Goods-- 5.2%
     79,900      Agribiotech Inc*                                     312,113
     16,200      Bassett Furniture Industries Inc                     330,075
     10,734      Block Drug Co Inc, Class A                           431,373
     20,500      Brown Shoe Co Inc                                    356,188
     59,200      Burlington Industries Inc*                           336,700
     52,400      Callaway Golf Co                                     520,725
     21,900      Coleman Co Inc*                                      201,206
     80,600      Compucom Systems Inc*                                292,175
     16,700      Department 56 Inc*                                   467,600

                                                                               3
              See accompanying notes to the financial statements

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Consumer Goods -- continued
     14,400      Enesco Group Inc                                     248,400
     19,800      Fastenal Co                                          992,474
     17,500      Footstar Inc*                                        568,749
     25,800      Furniture Brands International Inc*                  517,613
     26,700      Hon Industries Inc                                   629,118
     27,281      Jones Apparel Group Inc*                             707,600
     33,900      Justin Industries                                    484,136
     28,600      Kimball International, Class B                       552,337
     19,100      Knoll Inc*                                           510,925
     22,900      La-Z-Boy Chair Co                                    502,369
     21,115      Lancaster Colony Corp                                694,155
     23,900      Liz Claiborne Inc                                    878,324
     54,200      Moore Corp Ltd                                       504,738
     12,000      National Service Industries                          384,000
     15,150      Oneida Ltd                                           361,706
     28,100      Osh Kosh B Gosh, Class A                             453,113
     18,900      Pittston Brinks Group                                450,056
     24,100      Polo Ralph Lauren Corp*                              466,938
     44,000      Reebok International Ltd*                            519,750
     26,300      Russell Corp                                         440,525
      7,400      Scholastic Corp*                                     293,225
     82,800      Sunbeam Corp*                                        512,325
     20,900      Technology Data Corp*                                774,605
     75,900      Terra Industries Inc                                 170,775
     37,800      Unifi Inc*                                           510,300
     57,220      US Industries Inc                                    922,672
     30,000      Wallace Computer Services                            641,249
     25,900      Warnaco Group Inc, Class A                           569,799
                                                                  -----------
                                                                   18,510,131
                                                                  -----------

                 Electronic Equipment -- 7.5%
     32,000      3DFX Interactive Inc*                                356,000
     34,700      Adaptec Inc*                                       1,353,299
     28,800      American Power Conversion Corp*                      505,800
     42,600      Andrew Corp*                                         745,499
     66,700      Arrow Electronics Inc*                             1,325,662
     41,200      Aspect Telecommunications Corp*                      455,775
     38,900      Atmel Corp*                                        1,529,255
     30,800      AVX Corp                                             922,074
     23,100      C-Cube Microsystems Inc*                             642,468

4             See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Electronic Equipment -- continued
     23,000      Ciena Corp*                                          807,874
     13,600      CTS Corp                                             647,699
     20,800      Cypress Semiconductor Corp*                          481,000
     12,500      Dallas Semiconductor Corp                            631,249
     20,200      Diebold Inc                                          537,824
      5,300      Franklin Electric Inc                                373,650
     12,000      Hadco Corp*                                          498,750
      9,000      Harman International Industries                      382,500
     23,600      Hussmann International Inc                           401,200
     18,100      Imation Corp*                                        510,194
     50,300      International Rectifier Corp*                        811,087
     11,200      Jabil Circuit Inc                                    501,900
     29,600      Kemet Corp*                                          764,049
      8,100      Lattice Semiconductor Corp*                          499,163
     19,700      Lincoln Electric Holdings Inc                        398,925
     10,600      Litton Industries*                                   678,399
     15,800      Marshall Industries*                                 579,662
     32,700      MEMC Electronic Materials Inc*                       649,912
     27,000      Methode Electronics, Class A                         486,000
     10,000      Microchip Technology Inc*                            547,499
     62,700      National Semiconductor Corp*                       1,767,355
     76,600      Oak Technology Inc*                                  363,850
     10,200      Pittway Corp, Class A                                335,963
     22,000      SCI Systems Inc*                                   1,095,874
     49,400      Sensormatic Electronics Corp*                        577,362
     38,000      Silicon Valley Group Inc*                            451,250
     10,700      Thomas & Betts Corp                                  481,500
     27,000      Valmont Industries Inc                               428,625
     56,637      Vishay Intertechnology Inc                         1,214,155
     16,600      Watkins Johnson                                      549,874
     54,728      Zilog Inc(b)*                                        136,393
                                                                  -----------
                                                                   26,426,569
                                                                  -----------

                 Entertainment & Leisure -- 0.1%
     21,300      Metro Goldwyn Mayer Inc*                             426,000
                                                                  -----------

                 Food and Beverage -- 3.3%
      6,700      Agribrands International Inc*                        325,788
     11,600      Coors (Adolph) Co, Class B                           661,924
     25,100      Corn Product Interest Inc                            817,318
     23,700      Darden Restaurants Inc                               370,313


              See accompanying notes to the financial statements.             5

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Food and Beverage -- continued
     12,600      Dean Foods Co                                        507,150
      3,500      Farmer Brothers Co                                   693,874
     20,900      Great Atlantic & Pacific Tea Co                      734,112
     12,300      Hormel (Geo A) and Co                                495,075
     70,900      IBP Inc                                            1,626,268
     14,400      International Multifoods Corp                        326,700
     20,000      Interstate Bakeries Corp                             478,750
     16,300      Luby's Cafeteria Inc                                 218,013
     16,600      Michael Foods Inc                                    459,613
     18,400      Pilgrims Pride Corp                                  195,500
      9,200      Pilgrims Pride Corp, Class A*                         74,750
     46,300      Ryan's Family Steak Houses Inc*                      448,531
      1,100      Seaboard Corp                                        272,800
     21,000      Smithfield Foods Inc*                                616,874
     14,100      Suiza Foods Corp*                                    449,438
     22,200      Universal Corp                                       629,924
     27,950      Universal Foods Corp                                 590,443
     28,200      Wendy's International Inc                            789,599
                                                                  -----------
                                                                   11,782,757
                                                                  -----------

                 Health Care -- 3.8%
     29,700      Alterra Healthcare Corp*                             297,000
     27,900      Apria Healthcare Group*                              470,813
     18,200      Arrow International Inc                              527,799
     23,700      Ballard Medical Products                             580,649
      8,300      Bard (CR)                                            386,988
     91,600      Beverly Enterprises Inc*                             458,000
     17,533      Bindley Western Industries Inc                       293,678
     50,300      Coventry Health Care Inc*                            506,144
     17,000      Dentsply International Inc                           421,813
      9,900      Express Scripts Inc, Class A*                        667,012
     34,900      First Health Group Corp*                             752,530
     19,000      Haemonetics Corp*                                    371,688
     15,600      HCR Manor Care Inc*                                  305,175
     28,100      Invacare Corp                                        525,118
    168,300      Laboratory Corporation of America Holdings*          483,863
     25,400      Lincare Holdings Inc*                                669,924
     27,700      Mallinckrodt Inc                                     888,130
     93,900      Mariner Post-Acute Network Inc*                       52,819
     25,000      Mentor Corp                                          584,374
     53,600      Mid Atlantic Medical Services Inc*                   452,250


6             See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Health Care -- continued
     20,900      Ocular Sciences Inc*                                 343,544
     76,600      Phycor Inc*                                          311,188
     14,200      Quest Diagnostics Inc*                               375,413
     57,100      Quorum Health Group Inc*                             503,194
     29,500      RightCHOICE Managed Care, Class A*                   318,969
     21,950      Sierra Health Services Inc*                          260,656
     36,100      Sola International Inc*                              573,087
     34,300      Sunrise Medical Inc*                                 240,100
    103,300      Vivus Inc*                                           332,502
     18,100      Wesley Jessen Visioncare Inc*                        555,443
                                                                  -----------
                                                                   13,509,863
                                                                  -----------

                 Insurance -- 5.6%
      2,157      Alleghany Corp*                                      389,878
     22,200      American Financial Group Inc                         654,899
     10,000      American National Insurance Co                       699,999
     22,700      Argonaut Group Inc                                   573,174
     61,200      ARM Financial Group Inc, Class A                      15,300
     20,700      Berkley (WR) Corp                                    470,925
     25,700      Capital Re Corp                                      311,613
     20,600      Commerce Group Inc                                   458,350
     16,968      Delphi Financial Group Inc*                          602,363
     31,400      Everest Re Holdings Inc                              871,349
     25,070      Fidelity National Financial Inc                      385,451
     25,850      First American Financial Corp                        384,519
     54,110      Foundation Health Systems Inc, Class A*              689,902
     39,530      Fremont General Corp                                 392,829
     35,100      Frontier Insurance Group Inc                         425,588
      9,300      Gallagher (Arthur J) and Co                          508,013
     25,800      Harleysville Group Inc                               501,488
     24,700      HCC Insurance Holdings Inc                           361,238
     19,600      Horace Mann Educators Corp                           590,449
     21,900      Kansas City Life Insurance Co                        893,793
     10,000      Liberty Corp                                         480,625
     25,500      Life USA Holdings Inc                                524,344
     15,400      Mercury General Corp                                 465,850
     48,100      Ohio Casualty Corp                                   739,537
     19,100      Orion Capital Corp                                   921,574
     36,800      Oxford Health Plans Inc*                             570,399
     28,400      Presidential Life Corp                               511,200
     15,600      Radian Group Inc                                     722,474



              See accompanying notes to the financial statements.              7

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Insurance -- continued
    117,900      Reliance Group Holdings Inc                          560,024
     13,043      RLI Corp                                             437,756
     29,700      Selective Insurance Group                            529,030
      7,100      Transatlantic Holding Inc                            512,088
     13,650      Trenwick Group Inc                                   299,447
     20,100      Trigon Healthcare Inc*                               729,880
     25,200      UICI*                                                663,074
     44,000      Vesta Insurance Group                                211,750
     13,725      X1 Captial Limited                                   690,538
                                                                  -----------
                                                                   19,750,710
                                                                  -----------
                 Lodging -- 0.2%
    154,900      Wyndham International Inc, Class A                   551,830
                                                                  -----------
                 Machinery -- 5.3%
     60,900      Agco Corp                                            628,030
     30,000      Case Corp                                          1,481,249
     23,600      Cooper Cameron Corp*                                 982,349
     31,700      Cummins Engine Inc                                 1,878,224
     24,800      Detroit Diesel Corp                                  506,850
     29,200      Donaldson Co Inc                                     573,049
     25,700      Flowserve Corp                                       406,381
     18,900      FMC Corp*                                          1,100,924
     19,700      Kaydon Corp                                          604,543
     29,700      Kennametal Inc                                       787,049
     16,500      Kulicke & Soffa Industries*                          339,281
     12,300      Lam Research Corp*                                   694,180
     21,300      Milacron Inc                                         383,400
     22,200      Mohawk Industries Inc*                               502,275
     10,200      Nordson Corp                                         501,394
     11,500      Novellus System Inc*                                 620,280
     66,200      Oakley Inc*                                          405,475
     17,600      Smith International Inc*                             821,699
     13,700      Starrett (LS) Co, Class A                            334,794
     11,700      Tecumseh Products Co                                 666,899
     23,400      Tecumseh Products Co, Class B                      1,240,199
     13,200      Toro Co                                              485,100
     35,600      Ultratech Stepper Inc*                               476,150
     59,300      Varco International Inc*                             733,837
     24,200      Varian Medical Systems Inc                           523,325
     24,300      York International Corp                              999,337
                                                                  -----------
                                                                   18,676,273
                                                                  -----------


8             See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Manufacturing -- 3.8%
     37,900      ACX Technologies Inc*                                469,013
     40,500      Amcast Industrial Corp                               642,937
     17,800      American Greetings Corp                              492,838
     14,900      Applied Power Inc, Class A                           456,313
      9,700      Armstrong World Industries Inc                       471,056
     15,300      Ball Corp                                            687,543
     18,300      Barnes Group Inc                                     362,569
     31,200      Champion Enterprises Inc*                            265,200
     64,212      Clayton Homes Inc                                    610,013
     37,750      Crane Co                                             908,358
      7,100      CSS Industries Inc*                                  147,325
     33,800      General Cable Corp                                   490,100
     44,800      Gibson Greetings Inc*                                176,400
     19,700      Global Industrial Technologies Inc*                  219,163
      7,400      Greif Brothers Corp                                  179,450
     44,400      Griffon Corp*                                        316,350
     23,000      Harsco Corp                                          636,812
     27,800      International Game Technology                        486,500
     12,300      Lafarge Corp                                         338,250
     17,300      Lydall Inc*                                          187,056
      7,000      Mine Safety Appliances                               448,000
     16,200      NCI Building Systems Inc*                            296,663
     21,200      Owens Corning                                        596,249
      8,000      Sequa Corp, Class A*                                 540,999
     14,400      Snap-On Inc                                          486,900
     18,400      Standex International Corp                           420,900
     29,600      Tower Automotive Inc*                                591,999
     29,400      Trinity Industries Inc                               922,424
     21,500      Watts Industries Inc, Class A                        473,000
                                                                  -----------
                                                                   13,320,380
                                                                  -----------

                 Metals and Mining -- 1.3%
     40,100      Arch Coal Inc                                        536,337
     31,500      Asarco Inc                                           657,562
     10,900      Cleveland Cliffs Inc                                 349,481
     15,800      Commercial Metals Co                                 483,875
     70,900      Cyprus Amax Minerals Co                            1,200,868
      6,900      Nacco Industries Inc, Class A                        537,337
     38,900      Timken Co                                            683,180
                                                                  -----------
                                                                    4,448,640
                                                                  -----------


              See accompanying notes to the financial statements.             9

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Oil and Gas -- 3.8%
     31,500      BJ Services Co*                                    1,078,874
     14,600      Cal Dive International Inc*                          549,324
     34,100      Ensco International Inc                              726,755
     20,200      Equitable Resources Inc                              742,349
     43,900      Friede Goldman International Inc*                    537,774
     45,100      Global Industries Limited*                           504,556
     33,400      Global Marine Inc*                                   592,849
     22,100      Helmerich & Payne Inc                                609,130
     26,400      K N Energy Inc                                       537,899
     43,800      KCS Energy Inc                                        41,063
     18,400      Kerr-McGee Corp                                    1,030,399
     29,200      Mitchell Energy, Class B                             576,699
     41,900      Nabors Industries Inc*                             1,139,155
     33,200      National-Oilwell Inc*                                564,399
     47,400      Newpark Resources Inc*                               426,600
     69,100      Ocean Energy Inc*                                    699,637
     12,700      Peoples Energy Corp                                  462,756
     24,500      Pogo Producing Co                                    511,438
     60,600      Pride International Inc*                             901,424
     11,900      Seacor Smit Inc*                                     618,055
     27,700      Veritas DGC Inc*                                     495,138
                                                                  -----------
                                                                   13,346,273
                                                                  -----------

                 Paper and Allied Products -- 2.4%
     25,000      Boise Cascade Corp                                   909,374
      8,800      Bowater Inc                                          471,900
     22,300      Caraustar Industries Inc                             505,931
     68,400      Ikon Office Solutions Inc                            760,949
     24,100      Louisiana Pacific Corp                               445,850
     22,000      Mail-Well Inc*                                       313,500
      8,100      Media General Inc, Class A                           396,900
     14,000      Pentair Inc                                          636,999
     15,200      Potlatch Corp                                        587,099
     35,300      Rock-Tenn Co, Class A                                498,613
     32,400      Shorewood Packaging Corp*                            477,900
     38,421      Smurfit-Stone Container Corp*                        814,044
     18,000      TJ International Inc                                 524,250
     36,300      Wausau-Mosinee Paper Corp                            499,125
     21,400      Westvaco Corp                                        560,412
                                                                  -----------
                                                                    8,402,846
                                                                  -----------


10            See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Pharmaceuticals -- 0.9%
     15,400      Amerisource Health Corp*                             397,513
     25,650      Bergen Brunswig Corp, Class A                        395,972
     28,800      ICN Pharmaceuticals Inc                              597,599
     41,475      Mark IV Industries Inc                               821,722
     79,000      NBTY Inc*                                            641,874
     40,100      Nu Skin Enterprises Inc*                             428,569
                                                                  -----------
                                                                    3,283,249
                                                                  -----------

                 Primary Materials -- 1.6%
     27,300      A. Schulman Inc                                      489,694
     11,300      Ameron Inc                                           516,975
     11,100      Carlisle Cos Inc                                     444,000
     16,800      Carpenter Technology Corp                            384,300
     12,600      Centex Construction Products Inc                     484,313
     12,100      Florida Rock Industries                              483,244
     24,200      Premark International Inc                            804,649
     18,100      Tupperware Corp                                      408,381
     10,900      USG Corp                                             534,099
     22,700      Weatherford International Inc                        808,687
     10,500      West Pharmaceutical Services Inc                     395,063
                                                                  -----------
                                                                    5,753,405
                                                                  -----------

                 Primary Processing -- 3.0%
     33,200      AK Steel Holding Corp                                697,199
     19,400      Belden Inc                                           454,688
    114,800      Bethlehem Steel Corp*                                882,524
     30,800      Citation Corp*                                       487,025
     30,300      Howmet International Inc.*                           541,612
     36,600      Lone Star Technologies Inc*                          731,999
     98,100      LTV Corp                                             564,074
      6,200      Maxxam Inc*                                          353,400
     13,500      Mueller Industries Inc*                              418,500
     54,500      National Steel Corp, Class B                         442,813
     11,000      NCH Corp                                             489,500
     37,500      Oregon Steel Mills Inc                               410,156
     13,200      Precision Castparts Corp                             468,600
     19,700      Quanex Corp                                          512,200
     24,200      Rouge Industries Inc, Class A                        175,450



              See accompanying notes to the financial statements.             11

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Primary Processing -- continued
     22,300      Ryerson Tull Inc                                     422,306
     18,700      Superior Telecom Inc                                 492,044
     37,500      Titanium Metals Corp                                 321,094
     38,300      USX-US Steel Group Inc                             1,034,099
     14,000      Valspar Corp                                         508,375
                                                                  -----------
                                                                   10,407,658
                                                                  -----------

                 Printing and Publishing -- 0.4%
     15,200      American Business Products Inc                       228,000
     35,500      Hollinger International Inc                          381,625
     25,200      World Color Press Inc*                               926,099
                                                                  -----------
                                                                    1,535,724
                                                                  -----------

                 Real Estate -- 1.0%
     32,600      Lennar Corp                                          619,399
     49,400      Meditrust Corp, REIT                                 441,513
     23,800      Meristar Hospitality Corp, REIT                      401,625
     16,500      Parkway Properties Inc, REIT                         544,499
     34,800      Price Enterprises Inc, REIT*                         269,700
     51,600      Prison Realty Trust Inc, REIT                        674,024
     25,700      Security Capital Group, Class B, REIT*               361,406
     16,900      Webb (D) Corp                                        367,575
                                                                  -----------
                                                                    3,679,741
                                                                  -----------

                 Refining -- 0.7%
     12,500      Holly Corp                                           176,563
     24,000      Lyondell Petro Chemical Co                           349,500
     12,500      Murphy Oil Corp                                      634,374
     27,492      Ultramar Diamond Shamrock Corp                       718,228
     29,200      Valero Energy Corp                                   620,499
                                                                  -----------
                                                                    2,499,164
                                                                  -----------

                 Retail Trade -- 6.5%
    180,100      7 Eleven Inc*                                        371,456
     12,500      Ames Department Stores Inc*                          367,188
     13,500      AnnTaylor Stores Corp*                               447,188
     18,400      Applebees International Inc                          571,549
     18,100      BJ's Wholesale Club Inc                              511,325
     35,300      Borders Group Inc*                                   469,931
     33,040      Burlington Coat Factory Warehouse                    545,159
     43,900      Cash American Investments Inc                        315,531
     25,600      CBRL Group Inc                                       336,000



12            See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Retail Trade -- continued
     32,900      Central Garden and Pet Co*                           254,975
     78,800      Charming Shoppes Inc*                                438,325
     24,700      Claire's Stores Inc                                  464,669
     57,300      Cone Mills Corp*                                     336,638
     19,400      Consolidated Stores Corp*                            312,825
     16,200      CPI Corp                                             526,499
     21,200      Dave and Busters Inc*                                249,100
     27,400      Dress Barn Inc*                                      412,713
     18,600      Foodmaker Inc*                                       428,963
     47,300      Fruit of the Loom Inc, Class A*                      331,100
     56,900      Goodys Family Clothing Inc*                          524,550
      9,300      Hannaford Brothers Co                                667,274
     78,100      Heilig Meyers Co                                     414,906
     54,000      Inacom Corp*                                         526,499
     40,400      Ingles Markets Inc                                   542,874
     15,800      Lands End Inc*                                       795,924
     49,800      Lone Star Steakhouse and Saloon Inc*                 379,725
     23,400      Michaels Stores Inc*                                 718,087
     30,900      Micro Warehouse Inc*                                 378,525
     34,100      Neiman Marcus Group Inc*                             758,724
     33,300      NPC International Inc*                               376,706
     70,200      OfficeMax Inc*                                       530,887
     28,000      Outback Steakhouse Inc*                              829,499
     15,000      Payless ShoeSource Inc*                              748,124
     37,000      Petco Animal Supplies Inc*                           462,500
     38,400      Phillips Van Heusen                                  326,400
     48,300      Pier 1 Imports Inc                                   262,631
     71,000      Rainforest Cafe Inc*                                 465,938
     26,900      Ross Stores Inc                                    1,119,712
     21,400      Ruby Tuesday Inc                                     387,875
     21,000      Ruddick Corp                                         389,813
    204,700      Service Merchandise Co*                               57,582
     13,800      Shopko Stores Inc*                                   395,025
     59,600      Spiegel Inc, Class A*                                532,674
     34,700      The Pep Boys                                         505,319
     36,700      Value City Department Stores Inc*                    458,750
     66,100      Venator Group Inc*                                   470,963
     14,700      Weismarkets Inc                                      520,931
     16,100      Whitehall Jewellers Inc*                             452,813


              See accompanying notes to the financial statements.             13

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Retail Trade -- continued
     11,700      Zale Corp*                                           405,844
                                                                  -----------
                                                                   23,098,208
                                                                  -----------

                 Services -- 7.2%
     51,900      Alternative Resources Corp*                          314,644
     13,200      Amerco*                                              331,650
     12,000      Anchor Gaming*                                       583,125
     31,925      Arctic Cat Inc                                       301,292
     35,000      Avid Technology Inc*                                 441,875
     18,800      Avis Rental Car Inc*                                 413,600
     43,500      Aztar Corp*                                          399,656
     26,250      Banta Corp                                           616,874
     20,200      Berlitz International Inc*                           368,650
     37,000      Bowne and Co Inc                                     513,375
     45,200      Buffets Inc*                                         505,675
     37,100      Building One Services Corp*                          482,300
     15,800      Carmike Cinemas Inc, Class A*                        213,300
      9,600      Catalina Marketing Corp*                             871,199
     12,000      Chemed Corp                                          364,500
     10,800      Chris Craft Industries Inc*                          546,749
     25,800      Dollar Thrifty Automotive Group Inc*                 485,363
     42,500      Electro Rental Corp*                                 515,313
     45,900      Fleming Cos Inc                                      553,668
     25,000      Franklin Covey Co*                                   193,750
     49,800      Harrahs Entertainment Inc*                         1,120,499
     25,500      Hollywood Entertainment Corp*                        345,844
     24,000      Interim Services Inc*                                442,500
     36,500      Interpool Inc                                        346,750
     17,400      Jacobs Engineering Group*                            574,199
     17,200      Kellwood Co                                          410,650
     28,900      Kelly Services                                       812,812
     19,600      KingWorld Productions Inc*                           747,249
     51,400      Mandalay Resort Group*                             1,053,699
     34,500      Manpower Inc                                         931,499
     20,550      Marcus Corp                                          245,316
     56,500      Modis Professional Services Inc*                     893,405
      2,000      Oakwood Homes Corp                                    12,125
     89,700      Olsten Corp                                          919,424
     51,200      Prime Hospitality Corp*                              476,800
     18,300      Promus Hotel Corp*                                   531,843


14            See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Services -- continued
     15,800      Rent-A-Center Inc*                                   350,563
     19,600      Res-Care Inc*                                        369,950
     36,100      Rollins Truck Leasing Corp                           374,538
     71,600      Romac International Inc*                             519,100
     18,600      Sbarro Inc*                                          511,500
     47,400      Staff Leasing Inc*                                   438,450
     46,400      Staffmark Inc*                                       450,952
     28,000      Station Casinos Inc*                                 566,999
     11,800      Stone & Webster Inc                                  303,113
     31,800      Supervalu Inc                                        715,499
     54,500      U.S. Oncology Inc*                                   558,624
     17,048      United Water Resources Inc                           571,107
     32,900      Veterinary Centers of America Inc*                   366,013
     45,600      Wolverine World Wide Inc                             515,850
                                                                  -----------
                                                                   25,493,430
                                                                  -----------

                 Technology -- 4.3%
     60,000      Acclaim Entertainment Inc*                           423,750
      7,400      Adobe Systems Inc                                    737,224
     32,200      Advanced Micro Devices Inc*                          666,137
     48,000      Aspen Technologies Inc*                              411,000
     27,600      Autodesk Inc                                         634,799
     26,100      Avnet Inc                                          1,154,924
     45,000      Cabletron Systems Inc*                               756,562
     60,000      Cirrus Logic Corp*                                   671,249
     14,100      Cognex Corp*                                         425,644
     31,300      Computer Horizons Corp*                              406,900
     40,700      Datastream Systems Inc*                              493,488
     13,400      Deluxe Corp                                          456,438
     11,800      Dionex Corp*                                         469,788
     12,800      Electronics For Imaging Inc*                         750,399
     18,700      Esterline Corp*                                      306,213
     30,300      G TECH Holdings Corp*                                765,074
     22,400      Gartner Group Inc, Class A                           469,000
    117,400      Inprise Corp*                                        495,287
     10,100      KLA Instruments Corp*                                634,405
     18,600      Mettler-Toledo International Inc*                    495,225
     40,700      MTS Systems Inc                                      447,700
     63,300      Renaissance Worldwide Inc*                           308,588
     14,700      Synopsys Inc*                                        822,280


              See accompanying notes to the financial statements.            15

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Technology -- continued
     23,750      Tektronix Inc                                        789,687
     11,800      Teradyne Inc*                                        803,137
     27,300      Thermo Electron Corp*                                433,388
                                                                  -----------
                                                                   15,228,286
                                                                  -----------

                 Telecommunications -- 0.9%
     13,580      Adtran Inc*                                          517,738
     69,500      Brightpoint Inc*                                     245,425
      8,600      Premiere Technologies Inc*                            56,169
      8,200      Telephone and Data Systems Inc                       569,899
     47,100      TV Guide Inc, Class A*                             1,307,024
     43,700      World Access Inc*                                    543,518
                                                                  -----------
                                                                    3,239,773
                                                                  -----------

                 Textiles -- 0.5%
      4,200      Crystal Brands Inc(a)                                     --
     25,650      Guilford Mills                                       242,072
     44,800      Shaw Industries Inc                                  895,999
     13,500      Springs Industries Inc, Class A                      507,094
                                                                  -----------
                                                                    1,645,165
                                                                  -----------

                 Transportation -- 4.3%
     20,500      Airborne Freight Corp                                516,344
     22,250      Airline Express International Corp                   543,733
     70,700      Airtran Holdings Inc*                                391,063
     10,700      Alaska Airline Group Inc*                            462,775
     23,700      American Freightways Corp*                           497,700
     26,500      American West Holdings Corp, Class B*                516,750
     28,200      Atlantic Coast Airlines Holdings*                    560,474
     47,900      Brunswick Corp                                     1,224,443
     12,000      CNF Transportation Inc                               467,250
     36,100      Comair Holdings Inc                                  762,612
     16,300      Continental Airlines Inc, Class B*                   665,243
     18,800      Expeditors International Washington Inc              607,474
     21,900      Fleetwood Enterprises Inc                            446,213
     29,400      Frontier Airlines Inc*                               369,338
     17,400      Gatx Corp                                            580,724
     86,500      Halter Marine Group Inc*                             459,531
     32,100      Heartland Express Inc*                               477,488
     47,700      Laidlaw Inc, Class B                                 298,125
     10,300      Landstar System Inc*                                 381,100


16            See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                 Transportation -- continued
     11,500      Navistar International Corp*                         559,187
     39,300      Ryder System Inc                                     867,055
     19,800      Swift Transportation Co                              412,088
     33,800      Tidewater Inc                                      1,098,499
     20,500      US Freightways Corp                                  994,249
     37,700      Wisconsin Central Transport*                         600,843
     23,700      Yellow Corp*                                         376,238
                                                                  -----------
                                                                   15,136,539
                                                                  -----------

                 Utilities -- 6.6%
     18,200      Alliant Energy Corp                                  526,662
     31,400      Avista Corp                                          541,649
      8,800      Calpine Corp*                                        797,499
     11,900      Central Hudson Gas & Electric                        502,775
      5,700      Cilcorp Inc                                          367,294
     60,900      Citizens Utilities, Class B*                         669,899
     13,400      Cleco Corp                                           445,550
     22,800      CMP Group Inc                                        605,624
     13,700      Commonwealth Energy Systems                          599,374
     48,050      Connectiv Inc                                      1,030,071
     13,500      DQE Inc                                              522,281
     34,700      Dynegy Inc                                           815,449
     16,400      Eastern Utilities Associates                         490,975
     59,800      El Paso Electric Co*                                 549,412
     26,900      Energen Corp                                         507,738
     28,500      Energy East Corp                                     712,499
     12,400      Hawaiian Electric Industry Inc                       440,975
     29,900      Illinova Corp                                        953,062
     31,000      Keyspan Corp                                         914,499
     23,600      LG&E Energy Corp                                     542,799
     27,000      MCN Corp                                             482,625
     29,800      Midamerican Energy Holdings Co*                      853,024
     10,100      New England Electric System                          527,093
     69,700      Niagara Mohawk Holdings Inc*                       1,054,212
     78,000      Northeast Utilities*                               1,369,874
     16,100      Nui Corporation                                      412,563
     25,800      Oneok Inc                                            801,412
     38,900      Public Services Co of New Mexico                     731,805
     18,300      Puget Sound Power and Light Co                       433,481
     21,800      RGS Energy Group Inc                                 564,074
      3,403      Sierra Pacific Resources*                             82,956

              See accompanying notes to the financial statements.             17

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares/
  Par Value($)   Description                                        Value ($)
--------------------------------------------------------------------------------

                 Utilities -- continued
     13,600      TNP Enterprises Inc                                  508,300
     28,140      UniSource Energy Corp Holding Co*                    335,921
      9,100      United Illuminating Co                               455,000
     32,900      Utilicorp United Inc                                 762,868
     33,300      Western Gas Resources Inc                            568,180
     28,400      Western Resources Inc                                678,049
                                                                 ------------
                                                                   23,157,523
                                                                 ------------

                 TOTAL COMMON STOCKS (COST $351,198,772)          334,732,156
                                                                 ------------

                 SHORT-TERM INVESTMENTS -- 9.2%

                 Cash Equivalents -- 3.7%
 $2,670,567      BankBoston Eurodollar Time Deposit, 5.4325%,
                 due 10/29/99(c)                                    2,670,567
  4,777,537      Merrimac Cash Fund Premium Class(c)                4,777,537
 $5,500,000      Prudential Securities Group Inc, Master Note,
                 5.625%, due 3/10/2000(c)                           5,500,000
                                                                 ------------
                                                                   12,948,104
                                                                 ------------

                 U.S. Government -- 1.0%
 $3,570,000      U.S. Treasury Bill, 4.69%, due 10/21/99(d)         3,532,169
                                                                 ------------

                 Repurchase Agreements -- 4.5%
$16,023,662      Salomon Smith Barney Inc. Repurchase
                 Agreement, dated 8/31/99, due 9/1/99, with a
                 maturity value of $16,025,745 and an effective
                 yield of 4.68%, collateralized by a U.S.
                 Treasury Obligation with a rate of 8.125%,
                 maturity date of 8/15/21 and market
                 value, including accrued interest, of
                 $16,344,135.                                      16,023,662
                                                                 ------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (COST $32,519,126)                                32,503,935
                                                                 ------------

                 TOTAL INVESTMENTS -- 104.0%
                 (COST $383,717,898)                              367,236,091

                 Other Assets and Liabilities (net) -- (4.0)%     (14,268,873)
                                                                 ------------

                 TOTAL NET ASSETS -- 100%                        $352,967,218
                                                                 ============


18            See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



                 Notes to the Schedule of Investments:

                 REIT - Real Estate Investment Trust
               *   Non-income producing security.
               (a) Bankrupt issuer.
               (b) Valued by management (Note 1).
               (c) Represents investments of security lending collateral
                   (Note 1).
               (d) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).


              See accompanying notes to the financial statements.             19

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $383,717,898) (Note 1)             $367,236,091
   Receivable for investments sold                                   3,543,333
   Dividends and interest receivable                                   372,630
   Receivable for open swap contracts (Notes 1 and 6)                  929,020
   Receivable for variation margin on open futures contracts
     (Notes 1 and 6)                                                    54,075
   Receivable for expenses waived or borne by Manager (Note 2)          13,670
                                                                  ------------

      Total assets                                                 372,148,819
                                                                  ------------

Liabilities:
   Payable for investments purchased                                 6,046,896
   Payable upon return of securities loaned (Note 1)                12,948,104
   Payable to affiliate for (Note 2):
     Management fee                                                     99,578
     Shareholder service fee                                            41,691
   Accrued expenses                                                     45,332
                                                                  ------------

      Total liabilities                                             19,181,601
                                                                  ------------

Net assets                                                        $352,967,218
                                                                  ============
Net assets consist of:
   Paid-in capital                                                $367,502,241
   Accumulated undistributed net investment income                     548,936
   Accumulated undistributed net realized gain                         616,967
   Net unrealized depreciation                                     (15,700,926)
                                                                  ------------
                                                                  $352,967,218
                                                                  ============

Net assets attributable to:
   Class III shares                                               $352,967,218
                                                                  ============

Shares outstanding:
   Class III                                                        28,002,470
                                                                  ============

Net asset value per share:
   Class III                                                      $      12.60
                                                                  ============


20            See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Dividends (net of withholding taxes of $1,742)                  $ 2,625,346
   Interest (including securities lending income of $35,378)           302,639
                                                                   -----------

      Total income                                                   2,927,985
                                                                   -----------

Expenses:
   Management fee (Note 2)                                             603,142
   Custodian and transfer agent fees                                    52,915
   Audit fees                                                           20,333
   Legal fees                                                            5,520
   Trustees fees (Note 2)                                                1,935
   Registration fees                                                       354
   Miscellaneous                                                         1,941
   Fees waived or borne by Manager (Note 2)                            (82,998)
                                                                   -----------
                                                                       603,142
   Shareholder service fee (Note 2)
      Class III                                                        274,155
                                                                   -----------
      Net expenses                                                     877,297
                                                                   -----------

        Net investment income                                        2,050,688
                                                                   -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                    6,992,686
      Closed futures contracts                                         406,714
      Closed swap contracts                                         (4,670,941)
                                                                   -----------

        Net realized gain                                            2,728,459
                                                                   -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                   27,088,759
      Open futures contracts                                            76,827
      Open swap contracts                                            2,334,147
                                                                   -----------

        Net unrealized gain                                         29,499,733
                                                                   -----------

      Net realized and unrealized gain                              32,228,192
                                                                   -----------

Net increase in net assets resulting from operations               $34,278,880
                                                                   ===========


                See accompanying notes to the financial statements.           21

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                            Six Months Ended
                                                             August 31, 1999       Year Ended
                                                              (Unaudited)       February 28, 1999
                                                            ----------------    -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $ 2,050,688         $  5,029,707
   Net realized gain                                            2,728,459           83,696,862
   Change in net unrealized appreciation (depreciation)        29,499,733         (162,379,486)
                                                              ------------        -------------
   Net increase (decrease) in net assets resulting from
      operations                                               34,278,880          (73,652,917)
                                                              ------------        -------------

Distributions to shareholders from:
   Net investment income
       Class III                                               (2,053,818)          (5,866,332)
                                                              ------------        -------------
       Total distributions from net investment income          (2,053,818)          (5,866,332)
                                                              ------------        -------------
   Net realized gains
       Class III                                               (4,626,726)        (102,038,674)
                                                              ------------        -------------
       Total distributions from net realized gains             (4,626,726)        (102,038,674)
                                                              ------------        -------------

                                                               (6,680,544)        (107,905,006)
                                                              ------------        -------------
   Net share transactions: (Note 5)
       Class III                                              (22,314,785)        (240,370,696)
                                                              ------------        -------------
   Decrease in net assets resulting from net share
      transactions                                            (22,314,785)        (240,370,696)
                                                              ------------        -------------

      Total increase (decrease) in net assets                   5,283,551         (421,928,619)

Net assets:
   Beginning of period                                        347,683,667          769,612,286
                                                              ------------        -------------


   End of period (including accumulated undistributed net
      investment income of $548,936 and $552,066,
      respectively)                                           $352,967,218        $347,683,667
                                                              ============        =============

22               See accompanying notes to the financial statements.

GMO Small Cap Value Fund
 (A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                          Six Months Ended           Year Ended February 28/29,
                           August 31, 1999 ----------------------------------------------------
                            (Unaudited)     1999       1998       1997       1996       1995
                            ------------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning
   of period                  $  11.69    $  18.28   $  15.89   $  13.89   $  13.61   $  14.31
                              --------    --------   --------   --------   --------   --------

Income from investment
operations:
   Net investment income          0.07        0.18       0.27       0.28       0.23       0.20
   Net realized and
      unrealized gain (loss)      1.08       (2.50)      4.85       2.32       3.20       0.34
                              --------    --------   --------   --------   --------   --------

      Total from investment
      operations                  1.15       (2.32)      5.12       2.60       3.43       0.54
                              --------    --------   --------   --------   --------   --------

Less distributions to
shareholders:
   From net investment income    (0.07)      (0.19)     (0.29)     (0.27)     (0.23)     (0.20)
   From net realized gains       (0.17)      (4.08)     (2.44)     (0.33)     (2.92)     (1.04)
                              --------    --------   --------   --------   --------   --------

      Total distributions        (0.24)      (4.27)     (2.73)     (0.60)     (3.15)     (1.24)
                              --------    --------   --------   --------   --------   --------
Net asset value, end
   of period                  $  12.60    $  11.69   $  18.28   $  15.89   $  13.89   $  13.61
                              ========    ========   ========   ========   ========   ========

Total Return (a)                  9.86%     (14.74)%    34.43%     19.12%     27.18%      4.48%

Ratios/Supplemental Data:
   Net assets, end of
      period (000's)          $352,967    $347,684   $769,612   $655,373   $231,533   $235,781
   Net expenses to average
      daily net assets            0.48%*      0.48%      0.48%      0.48%      0.48%      0.48%
   Net investment income to
      average daily net assets    1.12%*      0.99%      1.51%      2.15%      1.67%      1.55%
   Portfolio turnover rate          24%         49%        56%        58%       135%        54%
   Fees and expenses voluntarily
      waived or borne by the
      Manager consisted of the
      following per share
      amounts:                      --(b) $   0.04   $   0.04   $   0.03   $   0.02   $   0.01

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*   Annualized.

                See accompanying notes to the financial statements.          23

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Small Cap Value Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term growth of capital. The Fund's current benchmark is GMO Russell 2500 Value + Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Futures contracts
     The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $12,230,669, collateralized by cash in the amount of $12,948,104, which was invested in short-term instruments.

     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreement as of August 31, 1999.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $49,995 in purchase premiums and $143,290 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the accrual rate of .50% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .33% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $1,935. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $85,486,754 and $119,405,605, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                Gross Unrealized        Gross Unrealized         Net Unrealized
         Aggregate Cost           Appreciation            Depreciation            Depreciation
     ----------------------- ----------------------- ------------------------ ----------------------
         $ 383,717,898            $ 36,876,859            $ 53,358,666            $ 16,481,807

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

4.   Principal shareholder

     At August 31, 1999, 11.3% of the outstanding shares of the Fund were held by one shareholder.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                 Six Months Ended                Year Ended
      Class III:                                 August 31, 1999              February 28, 1999
                                           ----------------------------  -----------------------------
                                              Shares         Amount        Shares          Amount
                                           ------------- --------------  ------------- ---------------
      Shares sold                              766,347  $   10,010,943     6,086,481  $   84,771,299
      Shares issued to shareholders
           in reinvestment of distributions    442,301       5,865,811     7,418,240     103,948,872
      Shares repurchased                    (2,940,086)    (38,191,539)  (25,867,398)   (429,090,867)
                                           -----------   -------------   -----------   -------------
      Net decrease                          (1,731,438) $  (22,314,785)  (12,362,677) $ (240,370,696)
                                           ===========   =============   ===========   =============

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:

     Long futures contracts

         Number of                                                                    Net Unrealized
         Contracts            Type          Expiration Date        Contract Value      Depreciation
       ---------------   ---------------  ---------------------  -------------------  ---------------
             43           Russell 2000       September 1999           $9,210,600        $ (148,139)
                                                                                      ===============

     At August 31, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)

--------------------------------------------------------------------------------------------------------
     Swap agreements
                                                                                              Net
     Notional Amount      Expiration                                                        Unrealized
     Fund/Counterparty       Date                           Description                    Appreciation
     ------------------ --------------- ------------------------------------------------ ---------------
   $      12,727,535/        7/21/00         Agreement with Lehman Brothers Finance    $      465,381
          13,369,200                         S.A. dated 7/16/99 to pay (receive) the
                                             notional amount multiplied by the
                                             return on the Standard & Poor's 500
                                             Index (including dividends) less
                                             the notional amount multiplied by 3
                                             month LIBOR adjusted by a specified
                                             spread and to receive (pay) the
                                             change in market value of a basket
                                             of selected securities (including
                                             dividends) less the counterparty's
                                             notional amount multiplied by 3
                                             month LIBOR adjusted by a specified
                                             spread.

          24,993,827/        7/21/00         Agreement with Deutsche Bank AG dated            463,639
          24,993,827                         7/20/99 to pay (receive) the notional
                                             amount multiplied by the return on
                                             the Standard & Poor's 500 Index
                                             (including dividends) less the
                                             notional amount multiplied by 3
                                             month LIBOR adjusted by a specified
                                             spread and to receive (pay) the
                                             change in market value of a basket
                                             of selected securities (including
                                             dividends) less the counterparty's
                                             notional amount multiplied by 3
                                             month LIBOR adjusted by a specified
                                             spread.
                                                                                         ---------------
                                                                                       $      929,020
                                                                                         ===============

GMO Fundamental Value Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares    Description                                             Value ($)
--------------------------------------------------------------------------------

              COMMON STOCKS -- 87.9%

              Banking and Financial Services -- 7.5%
      500     Washington Mutual Inc                                     15,889
                                                                      --------

              Food and Beverage -- 14.7%
      500     ConAgra Inc                                               12,264
    1,000     Pepsi Bottling Group Inc*                                 18,952
                                                                      --------
                                                                        31,216
                                                                      --------

              Manufacturing -- 4.0%
      300     Owens Corning                                              8,451
                                                                      --------

              Oil and Gas -- 8.3%
    2,500     Gulf Canada Resources Ltd                                 10,013
      400     Questar Corp                                               7,563
                                                                      --------
                                                                        17,576
                                                                      --------

              Paper and Allied Products -- 20.1%
      200     International Paper Co                                     9,426
      500     Kimberly Clark Corp                                       28,483
      200     St. Joe Co                                                 4,688
                                                                      --------
                                                                        42,597
                                                                      --------

              Real Estate -- 6.7%
      500     Mack-Cali Realty Corp                                     14,202
                                                                      --------

              Retail Trade -- 11.3%
    1,500     Office Depot Inc*                                         15,464
      500     Saks Inc*                                                  8,419
                                                                      --------
                                                                        23,883
                                                                      --------

              Services -- 5.1%
      500     Waste Management Inc                                      10,920
                                                                      --------

              Technology -- 5.0%
      500     Storage Technology Corp*                                  10,513
                                                                      --------

              Utilities -- 5.2%
      300     El Paso Energy Corp                                       10,983
                                                                      --------

              TOTAL COMMON STOCKS (Cost $201,549)                      186,230
                                                                      --------


              See accompanying notes to the financial statements.              1

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Par Value ($) Description                                          Value ($)
--------------------------------------------------------------------------------

              SHORT-TERM INVESTMENTS -- 10.0%

              Repurchase Agreements -- 10.0%
   $10,609    Salomon Smith Barney Inc. Repurchase Agreement,
              dated 8/31/99, due 9/1/99, with a maturity value
              of $10,610 and an effective yield of 4.68%,
              collateralized by a U.S. Treasury Obligation with
              a rate of 8.125%, maturity date of 8/15/21
              and market value, including accrued interest,
              of $10,821.                                               10,609

   $10,609    Morgan Stanley Inc. Repurchase Agreement, dated
              8/31/99, due 9/1/99, with a maturity value of
              $10,610 and an effective yield of 4.66%,
              collateralized by a U.S. Treasury Obligation with a
              rate of 5.17%, maturity date of 9/15/99, and market
              value, including accrued interest, of $19,957.            10,609
                                                                      --------
                                                                        21,218
                                                                      --------

              TOTAL SHORT-TERM INVESTMENTS (COST $21,218)               21,218
                                                                      --------

              TOTAL INVESTMENTS -- 97.9%
              (COST $222,767)                                          207,448

              Other Assets and Liabilities (net)-- 2.1%                  4,342
                                                                      --------

              TOTAL NET ASSETS -- 100%                                $211,790
                                                                      ========



              Notes to the Schedule of Investments:

               * Non-income producing security.


2             See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $222,767) (Note 1)                 $    207,448
   Cash                                                                 30,344
   Receivable for investments sold                                      18,334
   Dividends and interest receivable                                     6,567
   Receivable for expenses waived or borne by Manager (Note 2)             786
                                                                  ------------

      Total assets                                                     263,479
                                                                  ------------

Liabilities:
   Payable for investments purchased                                    27,281
   Payable to affiliate for (Note 2):
     Management fee                                                        107
     Shareholder service fee                                                25
   Accrued expenses                                                     24,276
                                                                  ------------

      Total liabilities                                                 51,689
                                                                  ------------

Net assets                                                        $    211,790
                                                                  ============

Net assets consist of:
   Paid-in capital                                                $(20,634,795)
   Accumulated undistributed net investment income                      79,350
   Accumulated undistributed net realized gain                      20,782,464
   Net unrealized depreciation                                         (15,229)
                                                                  ------------
                                                                  $    211,790
                                                                  ============

Net assets attributable to:
   Class III shares                                               $    211,790
                                                                  ============

Shares outstanding:
   Class III                                                            29,719
                                                                  ============

Net asset value per share:
   Class III                                                      $       7.13
                                                                  ============

              See accompanying notes to the financial statements.              3

GMO Fundamental Value Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
-------------------------------------------------------------------------------


Investment Income:
   Dividends (net of withholding taxes of $8,345)                  $   799,575
   Interest                                                             62,535
                                                                   -----------

      Total income                                                     862,110
                                                                   -----------

Expenses:
   Management fee (Note 2)                                             181,636
   Audit fees                                                           14,448
   Custodian fees                                                       10,146
   Legal fees                                                            1,071
   Registration fees                                                     1,026
   Trustees fees (Note 2)                                                  366
   Miscellaneous                                                         1,164
   Fees waived or borne by Manager (Note 2)                            (28,221)
                                                                   -----------
                                                                       181,636
   Shareholder service fee (Note 2)
      Class III                                                         45,409
                                                                   -----------
      Net expenses                                                     227,045
                                                                   -----------

        Net investment income                                          635,065
                                                                   -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                   21,134,588
      Foreign currency and foreign currency related transactions          (229)
                                                                   -----------

        Net realized gain                                           21,134,359
                                                                   -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                  (11,775,255)
      Foreign currency and foreign currency related transactions            21
                                                                   -----------

        Net unrealized loss                                        (11,775,234)
                                                                   -----------

      Net realized and unrealized gain                               9,359,125
                                                                   -----------

Net increase in net assets resulting from operations               $ 9,994,190
                                                                   ===========


4             See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------




                                                               Six Months
                                                              Ended August         Year Ended
                                                                31, 1999          February 28,
                                                               (Unaudited)            1999
                                                             ----------------    ----------------


Increase (decrease) in net assets:
Operations:
   Net investment income                                       $    635,065        $  1,653,398
   Net realized gain                                             21,134,359          28,697,755
   Change in net unrealized appreciation (depreciation)         (11,775,234)        (26,005,231)
                                                               ------------        ------------

   Net increase in net assets resulting from operations           9,994,190           4,345,922
                                                               ------------        ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                   (735,485)         (1,820,272)
                                                               ------------        ------------
       Total distributions from net investment income              (735,485)         (1,820,272)
                                                               ------------        ------------
   Net realized gains
       Class III                                                 (4,135,387)        (43,849,538)
                                                               ------------        ------------
       Total distributions from net realized gains               (4,135,387)        (43,849,538)
                                                               ------------        ------------

                                                                 (4,870,872)        (45,669,810)
                                                               ------------        ------------
   Net share transactions: (Note 5)
       Class III                                                (86,973,355)         (3,650,568)
                                                               ------------        ------------
   Decrease in net assets resulting from net share
      transactions                                              (86,973,355)         (3,650,568)
                                                               ------------        ------------

      Total decrease in net assets                              (81,850,037)        (44,974,456)

Net assets:
   Beginning of period                                           82,061,827         127,036,283
                                                               ------------        ------------


   End of period (including accumulated undistributed net
      investment income of $79,350 and $179,770,
      respectively)                                            $    211,790        $ 82,061,827
                                                               ============        ============

  See accompanying notes to the financial statements.                      5

GMO Fundamental Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
-------------------------------------------------------------------------------------------------






                                 Six Months             Year Ended February 28/29,
                                Ended August  ---------------------------------------------------
                                  31, 1999
                                 (Unaudited)   1999      1998       1997       1996       1995
                                 -----------  -------  ---------  ---------  ---------  ---------
Net asset value, beginning of
   period                          $  7.07   $  11.92  $   16.33  $   15.04  $   12.54  $   12.49
                                   -------   --------  ---------  ---------  ---------  ---------
Income from investment operations:
   Net investment income              0.08+      0.18       0.35       0.33       0.37       0.34
   Net realized and
      unrealized gain                 1.01       0.19       3.90       2.53       3.26       0.55
                                   -------   --------  ---------  ---------  ---------  ---------

      Total from investment
      operations                      1.09       0.37       4.25       2.86       3.63       0.89
                                   -------   --------  ---------  ---------  ---------  ---------


Less distributions to shareholders:
   From net investment income        (0.13)     (0.20)     (0.38)     (0.32)     (0.37)     (0.32)
   From net realized gains           (0.90)     (5.02)     (8.28)     (1.25)     (0.76)     (0.52)
                                   -------   --------  ---------  ---------  ---------  ---------

      Total distributions            (1.03)     (5.22)     (8.66)     (1.57)     (1.13)     (0.84)
                                   -------   --------  ---------  ---------  ---------  ---------
Net asset value, end               $  7.13   $   7.07  $   11.92  $   16.33  $   15.04  $   12.54
   of period                       =======   ========  =========  =========  =========  =========

Total Return (a)                     15.60%      2.30%     30.43%     20.03%     29.95%      7.75%

Ratios/Supplemental Data:
   Net assets, end of period       $   212   $ 82,062  $ 127,036  $ 232,583  $ 212,428  $ 182,871
      (000's)
   Net expenses to average
      daily net assets                0.75%*     0.75%      0.75%      0.75%      0.75%      0.75%
   Net investment income to
      average daily net               2.10%*     1.67%      1.84%      2.15%      2.61%      2.84%
      assets
   Portfolio turnover rate              23%        34%        21%        25%        34%        49%
   Fees and expenses
      voluntarily waived or
      borne by the Manager
      consisted of the               --(b)   $   0.02  $    0.04  $    0.02  $    0.01  $    0.01
      following per share
      amounts:

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*   Annualized.
+   Computed using average shares outstanding throughout the period.



6                      See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Fundamental Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's current benchmark is the S&P 500 Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund had no securities on loan.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     months ended August 31, 1999, the Fund did not have any purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .75% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .60% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $366. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $12,147,097 and $100,753,587, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                             Gross Unrealized         Gross Unrealized         Net Unrealized
       Aggregate Cost          Appreciation             Depreciation            Depreciation
     ------------------      ----------------         ----------------         ---------------
          $222,767                $1,768                   $17,087                $15,319

4.   Principal shareholders

     At August 31, 1999, 73.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                             Six Months Ended                 Year Ended
     Class III:                              August 31, 1999              February 28, 1999
                                        ---------------------------   ---------------------------
                                           Shares        Amount         Shares         Amount
                                        -------------  ------------   ------------  -------------
     Shares sold                                 --   $        --          2,272   $     16,500
     Shares issued to shareholders
         in reinvestment of
         distributions                      590,407      4,138,761     5,275,741     43,852,942
     Shares repurchased                 (12,174,944)   (91,112,116)   (4,319,130)   (47,520,010)
                                        -------------  -------------  ------------  -------------
     Net increase (decrease)            (11,584,537)  $(86,973,355)      958,883   $  (3,650,568)
                                        =============  =============  ============  =============

6.   Subsequent Event

     On September 29, 1999, the Fund's Board of Trustees approved the following changes to the Fund's investment policies: (a) the Fund must invest at least 65% of its total assets in common stocks and securities convertible into common stocks (previously 90%); (b) the Fund may invest up to 15% of its total assets in securities of foreign issuers and securities traded principally outside the U.S. (previously 25%); (c) the Fund may hold cash for short periods of time pending reinvestment after securities transactions (previously limited to 5% of assets); and (d) (subject to shareholder approval) the Fund's subclassification under the 1940 Act changed from diversified to non-diversified.

GMO Growth Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



     Shares     Description                                         Value  ($)
--------------------------------------------------------------------------------
                COMMON STOCKS -- 92.2%

                Aerospace -- 1.2%
     27,600     Allied Signal Inc                                   1,690,499
      5,500     Cordant Technologies Inc                              227,563
      1,500     Northrop Grumman Corp                                 108,750
                                                                   -----------
                                                                    2,026,812
                                                                   -----------

                Automotive -- 0.4%
      3,300     General Motors Corp, Class H*                         169,950
      5,850     Genuine Parts Co                                      168,919
        800     Goodyear Tire & Rubber Co                              44,900
      4,900     Lear Corp*                                            196,919
      3,300     Meritor Automotive Inc                                 71,981
                                                                   -----------
                                                                      652,669
                                                                   -----------

                Banking and Financial Services -- 3.1%
      7,100     American Express Co                                   976,250
      1,700     Bank of America Corp                                  102,850
      5,035     Bear Stearns Cos Inc                                  209,582
     34,600     Charles Schwab & Co Inc                             1,366,699
        500     Chase Manhattan Corp                                   41,844
     15,517     Citigroup Inc                                         689,537
      1,000     City National Corp                                     33,188
      7,200     Comdisco Inc                                          151,650
      8,000     Countrywide Credit Industries Inc                     257,000
      8,300     Dime Bancorp Inc                                      152,513
        900     Edwards (AG) Inc                                       22,613
      9,200     Freddie Mac                                           473,800
        400     Golden West Financial Corp                             36,325
        400     Greenpoint Financial Corp                              10,350
      4,100     Hibernia Corporation, Class A                          53,044
        100     Household International Inc                             3,775
      1,100     J.P. Morgan & Co Inc                                  142,106
      1,800     Lehman Brothers Holding Inc                            96,750
        450     Liberty Financial Cos                                  11,588
        900     Morgan Stanley Dean Witter & Co                        77,231
      3,200     National City Corp                                     88,400
      4,500     PMI Group Inc                                         191,250
      2,400     Unionbancal Corp                                       92,100
                                                                   -----------
                                                                    5,280,445
                                                                   -----------




              See accompanying notes to the financial statements.             1

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



     Shares     Description                                         Value  ($)
--------------------------------------------------------------------------------
                Chemicals -- 1.1%
        900     Cabot Corporation                                      20,756
      3,100     Eastman Chemical Co                                   143,956
      7,300     Engelhard Corp                                        145,544
      5,000     Monsanto Co                                           205,313
     13,000     Praxair Inc                                           611,000
      8,123     Rohm & Haas Co                                        303,597
        900     Sherwin Williams Co                                    21,938
      6,000     Union Carbide Corp                                    341,250
        800     W.R. Grace & Co*                                       15,300
      2,600     Wellman Inc                                            43,713
                                                                   ----------
                                                                    1,852,367
                                                                   ----------

                Communications -- 0.3%
      6,100     NTL Inc*                                              598,944
                                                                   ----------

                Computer and Office Equipment -- 6.5%
      2,200     CDW Computer Centers Inc*                              97,625
      2,400     Computer Associates International Inc                 135,600
      3,050     Comverse Technology Inc*                              237,900
      1,200     Concord EFS Inc*                                       44,550
     26,200     Electronic Data Systems Corp                        1,470,474
     47,000     EMC Corp*                                           2,819,999
      2,900     Gateway Inc*                                          281,119
     36,600     Hewlett Packard Co                                  3,856,724
      4,200     Lexmark International Group Inc*                      330,750
      4,900     Micron Electronics Inc*                                47,469
     16,500     Micron Technology Inc*                              1,230,280
      7,100     Rational Software Corp*                               192,144
      4,400     Reynolds & Reynolds Inc, Class A                       96,250
      5,700     Silicon Graphics Inc*                                  65,194
      3,400     Sterling Software Inc*                                 68,425
      2,750     Symbol Technologies Inc                                95,734
      2,300     Western Digital Corp*                                  14,088
                                                                   ----------
                                                                   11,084,325
                                                                   ----------

                Construction -- 1.8%
     49,900     Home Depot Inc                                      3,050,137
                                                                   ----------

                Consumer Goods -- 2.2%
      1,800     Department 56 Inc*                                     50,400



2              See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Consumer Goods -- continued
      5,400     Eastman Kodak Co                                      396,563
        900     Fisher Scientific International Inc*                   16,200
      4,000     Furniture Brands International Inc*                    80,250
      2,650     Hasbro Inc                                             64,759
      2,700     Hon Industries Inc                                     63,619
      5,200     Johnson Controls                                      355,550
     10,900     Jones Apparel Group Inc*                              282,719
      3,600     Knoll Inc*                                             96,300
      4,700     Kohls Corp*                                           334,875
      4,500     Lancaster Colony Corp                                 147,938
      3,900     Liz Claiborne Inc                                     143,325
     13,491     Newell Rubbermaid Inc                                 553,131
     11,800     Nike Inc, Class B                                     545,750
        200     Patterson Dental Company*                               8,200
      1,300     Polo Ralph Lauren Corp*                                25,188
      2,200     Procurenet(a)*                                             --
      1,300     Reebok International Ltd*                              15,356
      2,700     Steelcase Inc                                          39,319
      2,300     Technology Data Corp*                                  85,244
      3,700     Terra Industries Inc                                    8,325
      7,100     VF Corp                                               255,600
        500     Wallace Computer Services                              10,688
      4,000     Warnaco Group Inc, Class A                             88,000
      1,500     Whirlpool Corp                                        106,031
                                                                   ----------
                                                                    3,773,330
                                                                   ----------

                Electronic Equipment -- 7.6%
     19,300     3 Com Corp*                                           478,881
      6,800     Adaptec Inc*                                          265,200
      9,800     ADC Telecommunications Inc*                           363,213
      8,300     Altera Corp*                                          349,638
        300     Amphenol Corp, Class A*                                14,044
        600     Analog Devices Inc*                                    30,900
      1,200     Andrew Corp*                                           21,000
        100     Antec Corp*                                             4,556
     13,300     Atmel Corp*                                           522,856
      1,300     Dallas Semiconductor Corp                              65,650
      2,600     EchoStar Communications Corp*                         217,425
      8,400     Emerson Electric Co                                   526,050




             See accompanying notes to the financial statements.              3

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------




                Electronic Equipment -- continued
     15,900     General Instrument Corp*                              782,081
      3,500     Hubbell Inc, Class B                                  135,844
      8,000     Jabil Circuit Inc                                     358,500
      4,400     Linear Technology Corp                                276,925
      3,000     Litton Industries*                                    192,000
      4,000     LSI Logic Corp*                                       227,000
      3,300     Maxim Integrated Products Inc*                        222,131
      3,700     Microchip Technology Inc*                             202,575
      5,650     Molex Inc                                             181,153
     19,300     Motorola Inc                                        1,780,424
      5,800     National Semiconductor Corp*                          163,488
      2,100     Nortel Networks Corp                                   86,231
      3,500     PMC-Sierra Inc*                                       325,500
      5,300     Qualcomm Inc*                                       1,018,593
     10,900     Raytheon Co, Class B                                  742,563
        200     Read Rite Corp*                                         1,125
      3,100     Sanmina Corp*                                         232,500
      3,300     Scientific Atlanta Inc                                169,125
     13,900     Tellabs Inc*                                          827,919
     17,400     Texas Instruments Inc                               1,427,887
      1,243     Vishay Intertechnology Inc                             26,647
      2,200     Vitesse Semiconductor Corp*                           149,600
      6,500     Xilinx Inc*                                           454,594
                                                                   ----------
                                                                   12,843,818
                                                                   ----------

                Food and Beverage -- 2.2%
      3,000     Anheuser Busch Cos Inc                                231,000
      4,620     Archer Daniels Midland Co                              60,060
     25,300     Coca Cola Co                                        1,513,255
      3,600     Coca Cola Enterprises Inc                             102,375
      6,300     ConAgra Inc                                           154,350
      1,300     Dole Food Co                                           32,744
      5,900     IBP Inc                                               135,331
      1,900     McDonald's Corp                                        78,613
     20,900     Nabisco Group Holdings                                370,975
      4,100     Pepsico Inc                                           139,913
      1,900     Pioneer Hi Bred International Inc                      74,338
      1,166     RJ Reynolds Tobacco Holdings*                          31,992
      1,700     Seagrams Co Ltd                                        90,206
      4,200     Sysco Corp                                            137,025




 4             See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------



                Food and Beverage -- continued
      2,600     Universal Corp                                         73,775
      4,000     Wendy's International Inc                             112,000
      5,000     Wrigley (William Jr) Co                               391,563
                                                                   ----------
                                                                    3,729,515
                                                                   ----------

                Health Care -- 3.7%
      2,400     Bard (CR)                                             111,900
      7,300     Becton Dickinson & Co                                 205,313
     10,400     BioMet Inc                                            371,800
     11,400     Boston Scientific Corp*                               386,888
     42,200     Columbia HCA Healthcare Corp                        1,039,174
      6,100     Dentsply International Inc                            151,356
        600     Express Scripts Inc, Class A*                          40,425
      1,900     Forest Laboratories Inc*                               92,031
      3,800     HCR Manor Care Inc*                                    74,338
      1,700     Hillenbrand Industries Inc                             48,450
      8,600     Integrated Health Services Inc*                        26,338
     14,700     Johnson & Johnson                                   1,503,074
      1,200     Lincare Holdings Inc*                                  31,650
      4,400     Mallinckrodt Inc                                      141,075
      6,500     Mariner Post-Acute Network Inc*                         3,656
      5,300     Novacare Corp*                                          5,963
        100     Pharmacia & Upjohn Inc                                  5,225
      6,100     Quorum Health Group Inc*                               53,756
      5,300     Stryker Corp                                          305,413
     27,700     Tenet Healthcare Corp*                                483,019
      3,600     United Healthcare Corp                                218,925
      1,300     Universal Health Services, Class B*                    43,388
      4,800     Visx Inc*                                             434,400
      7,500     Wellpoint Health Network*                             546,563
                                                                   ----------
                                                                    6,324,120
                                                                   ----------

                Insurance -- 1.9%
      1,867     Aegon N.V. ADR                                        162,079
      9,900     Aetna Life and Casualty Co                            769,725
        200     AFLAC Corp                                              8,988
        400     Allstate Corp                                          13,125
        900     AMBAC Inc                                              47,531
      1,100     American National Insurance Co                         77,000
      2,300     CNA Financial Corp*                                    83,663


         See accompanying notes to the financial statements.                5

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Insurance -- continued
        600     Commerce Group Inc                                     13,350
      1,373     Conseco Inc                                            32,952
      1,400     Erie Indemnity Company - Class A                       37,800
      6,900     Foundation Health Systems Inc, Class A*                87,975
     12,400     Humana Inc*                                           112,375
      5,500     Loews Corp                                            431,750
      3,400     MBIA Inc                                              176,375
      1,500     Nationwide Financial Service, Class A                  54,750
      2,000     Old Republic International Corp                        31,000
      6,100     Oxford Health Plans Inc*                               94,550
      1,500     Pacificare Health Systems, Class A*                    90,000
      2,100     Safeco Corp                                            74,813
     14,300     Saint Paul Cos Inc                                    458,494
      2,400     Torchmark Corp                                         68,400
      2,400     Transatlantic Holding Inc                             173,100
      1,300     Trigon Healthcare Inc*                                 47,206
                                                                   ----------
                                                                    3,147,001
                                                                   ----------

                Machinery -- 1.0%
      4,200     American Standard Co*                                 172,200
     16,800     Applied Materials Inc*                              1,193,849
      1,200     Lam Research Corp*                                     67,725
      1,200     Mohawk Industries Inc*                                 27,150
      2,700     Novellus System Inc*                                  145,631
        300     Tecumseh Products Co, Class B                          15,900
        800     York International Corp                                32,900
                                                                   ----------
                                                                    1,655,355
                                                                   ----------

                Manufacturing -- 2.3%
      4,400     American Greetings Corp                               121,825
      1,200     Champion Enterprises Inc*                              10,200
      6,200     Corning Inc                                           412,300
      1,100     Crane Co                                               26,469
      3,500     Danaher Corp                                          205,625
      1,200     Gentex Corp*                                           22,950
        400     Illinois Tool Works Inc                                31,175
     12,100     International Game Technology                         211,750
     10,000     Leggett & Platt Inc                                   221,250
      1,100     Minnesota Mining and Manufacturing Co                 103,950
      8,800     Owens Illinois Inc*                                   217,800




6              See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Manufacturing -- continued
      1,900     Rockwell International Corp                           112,338
     10,086     Tyco International Ltd                              1,021,837
     17,600     United Technologies Corp                            1,163,799
                                                                   ----------
                                                                    3,883,268
                                                                   ----------

                Metals and Mining -- 0.1%
      5,900     Freeport-McMoRan Copper & Gold Inc*                    94,769
                                                                   ----------

                Oil and Gas -- 2.6%
      4,200     Apache Corp                                           191,100
      7,800     Atlantic Richfield Co                                 685,913
      2,300     Burlington Resources Inc                               96,169
      7,000     Columbia Energy Group                                 413,438
      2,400     Consolidated Natural Gas Co                           152,850
        716     Devon Energy Corp*                                     27,656
      1,000     Diamond Offshore Drilling Inc                          38,250
      7,600     Enron Corp                                            318,250
      1,300     Enron Oil & Gas                                        31,038
      1,000     Ensco International Inc                                21,313
      4,700     Kerr-McGee Corp                                       263,200
     14,200     Occidental Petroleum Corp                             307,963
     10,000     Phillips Petroleum Co                                 510,000
      3,900     Questar Corp                                           73,613
      1,700     Santa Fe Snyder Corp*                                  16,575
      2,000     Sonat Inc                                              72,250
     11,200     Union Pacific Resources Group                         200,900
     11,300     Unocal Corp                                           473,188
     10,800     USX - Marathon Group                                  336,150
      1,800     Vastar Resources Inc                                  119,925
                                                                   ----------
                                                                    4,349,741
                                                                   ----------

                Paper and Allied Products -- 0.2%
      2,800     Ikon Office Solutions Inc                              31,150
      2,700     Mead Corp                                             100,744
      9,650     Sonoco Products Co                                    229,188
        600     Westvaco Corp                                          15,713
                                                                   ----------
                                                                      376,795
                                                                   ----------

                Pharmaceuticals -- 7.6%
     56,608     Abbott Laboratories                                 2,455,371
        900     Alza Corp*                                             45,338


              See accompanying notes to the financial statements.             7

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Pharmaceuticals -- continued
     48,800     Amgen Inc*                                          4,059,549
      7,050     Bergen Brunswig Corp, Class A                         108,834
     16,400     Biogen Inc*                                         1,258,699
      6,200     Genzyme Corp - General Division*                      349,913
      2,400     Immunex Corp*                                         161,550
      2,730     Mark IV Industries Inc                                 54,088
      9,000     Merck & Co Inc                                        604,688
      5,100     Nu Skin Enterprises Inc*                               54,506
     76,236     Pfizer Inc                                          2,877,908
     10,400     Schering Plough Corp                                  546,650
      2,800     Sepracor Inc*                                         209,650
      3,800     Sigma-Aldrich Corp                                    122,550
        200     Watson Pharmaceutical Inc*                              7,175
                                                                   ----------
                                                                   12,916,469
                                                                   ----------

                Primary Materials -- 0.2%
      7,300     Crown Cork & Seal Inc                                 193,906
      1,900     Sealed Air Corp*                                      111,625
      1,600     Tupperware Corp                                        36,100
      1,900     Weatherford International Inc                          67,688
                                                                   ----------
                                                                      409,319
                                                                   ----------

                Primary Processing -- 0.3%
        700     Dow Chemical Co                                        79,538
        300     Mueller Industries Inc*                                 9,300
      7,200     Nucor Corp                                            335,250
      2,100     Worthington Industries Inc                             31,500
                                                                   ----------
                                                                      455,588
                                                                   ----------

                Printing and Publishing -- 0.1%
      1,100     Houghton Mifflin Co                                    52,525
      2,800     John Wiley and Sons Inc, Class A                       45,500
                                                                   ----------
                                                                       98,025
                                                                   ----------

                Refining-- 0.2%
      2,400     Ashland Inc                                            92,550
     10,000     Tosco Corp                                            255,000
        600     Ultramar Diamond Shamrock Corp                         15,675
                                                                   ----------
                                                                      363,225
                                                                   ----------


8             See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------



                Retail Trade -- 5.7%
     16,942     Albertsons Inc                                        812,157
      7,400     Autozone Inc*                                         176,213
      3,300     Bed, Bath & Beyond Inc*                                90,750
      5,000     Best Buy Co Inc*                                      351,250
        500     Blair Corp                                             10,250
      1,400     Circuit City Stores Inc                                60,200
      7,700     Dillard's Inc                                         180,950
      2,400     Federated Department Stores Inc*                      110,400
     13,600     Food Products Lion Inc                                109,650
      1,700     Fruit of the Loom Inc, Class A*                        11,900
     35,550     Gap Inc                                             1,390,893
      1,200     Hannaford Brothers Co                                  86,100
      7,100     Kmart Corp*                                            89,194
     15,000     Kroger Co*                                            346,875
      4,800     Neiman Marcus Group Inc*                              106,800
      7,650     Office Depot Inc*                                      79,847
      4,400     Outback Steakhouse Inc*                               130,350
      1,100     Payless ShoeSource Inc*                                54,863
        400     Pier 1 Imports Inc                                      2,175
      2,600     Ross Stores Inc                                       108,225
      3,926     Safeway Inc*                                          182,804
      3,500     Sears Roebuck & Co                                    131,250
     10,100     Staples Inc*                                          219,675
      4,200     Starbucks Corp*                                        96,075
     22,300     Toys R Us Inc*                                        308,019
        200     Value City Department Stores Inc*                       2,500
     98,800     Wal Mart Stores Inc                                 4,378,074
                                                                   ----------
                                                                    9,627,439
                                                                   ----------

                Services -- 1.7%
      1,500     Catalina Marketing Corp*                              136,125
     48,300     Disney Walt Co                                      1,340,324
      3,300     Fluor Corp                                            136,538
      5,500     Harrahs Entertainment Inc*                            123,750
      3,200     Hertz Corp                                            129,000
      2,600     Icos Corp*                                             82,713
        500     Mandalay Resort Group*                                 10,250
      2,900     Manpower Inc                                           78,300
      6,400     Marriott International Inc, Class A                   219,200




           See accompanying notes to the financial statements.               9

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------


                Services -- continued
        300     Omnicom Group                                          22,613
      2,400     Promus Hotel Corp*                                     69,750
      1,400     Speedway Motorsports Inc*                              52,238
     10,800     Supervalu Inc                                         243,000
      3,600     Time Warner Inc                                       213,525
      1,700     Total System Services Inc                              26,350
        900     UnitedGlobal.Com Inc, Class A*                         65,925
                                                                   -----------
                                                                    2,949,601
                                                                   -----------

                Technology -- 28.8%
      6,300     Adobe Systems Inc                                     627,638
      7,100     Advanced Micro Devices Inc*                           146,881
      2,000     Affiliated Computer Services Inc*                      85,500
     29,400     America Online Inc                                  2,684,587
      3,300     American Management Systems Inc*                       94,463
     24,400     Automatic Data Processing Inc                         959,225
        900     Avnet Inc                                              39,825
      1,000     Beckman Coulter Inc                                    47,375
      1,600     Bisys Group Inc*                                       76,000
      6,200     Ceridian Corp*                                        173,600
    115,600     Cisco Systems Inc*                                  7,839,124
      4,100     CMG Information Services Inc*                         344,144
     45,661     Compaq Computer Corp                                1,058,763
     12,700     Computer Sciences Corp                                878,681
     28,500     Dell Computer Corp*                                 1,391,155
      3,600     Electronics For Imaging Inc*                          211,050
     21,800     First Data Corp                                       959,200
        400     G TECH Holdings Corp*                                  10,100
      2,200     Grainger (WW) Inc                                      95,838
     10,000     Informix Corp*                                         72,813
    107,304     Intel Corp                                          8,819,047
      3,000     Intuit Inc*                                           268,688
      5,800     JDS Uniphase Corp*                                    615,163
      1,400     KLA Instruments Corp*                                  87,938
      2,300     Macromedia Inc*                                        91,138
        300     Mercury Interactive Corp*                              14,325
    122,500     Microsoft Corp*                                    11,338,905
      1,400     National Data Corp                                     53,550
     41,300     Novell Inc*                                           978,293



 10            See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------



                Technology -- continued
     58,550     Oracle Corp*                                        2,137,074
      6,600     PE Corp - Biosystems Group                            454,163
      4,400     Policy Management System Corp*                        134,475
      1,500     Psinet Inc*                                            71,813
     15,300     Seagate Technology Corp*                              507,769
        400     Shared Medical Systems Corp                            22,475
     15,700     Solectron Corp*                                     1,228,524
      9,000     Storage Technology Corp*                              189,000
     43,700     Sun Microsystems Inc                                3,474,149
      4,700     Synopsys Inc*                                         262,906
      3,900     Teradyne Inc*                                         265,444
                                                                   ----------
                                                                   48,810,801
                                                                   ----------

                Telecommunications -- 5.3%
      7,100     Alltel Corp                                           480,138
      3,700     AT & T Corp                                           166,500
      7,100     Bell Atlantic Corp                                    434,875
        900     Cablevision Systems Corp*                              63,563
      2,000     Century Communications Corp*                           93,250
      3,825     Centurytel Inc                                        150,370
      4,200     Comsat Corp                                           145,950
     26,500     GTE Corp                                            1,818,562
      5,400     Lucent Technologies Inc                               345,938
     49,590     MCI Worldcom Inc*                                   3,756,442
        500     Telephone and Data Systems Inc                         34,750
      3,700     TV Guide Inc, Class A*                                102,675
      3,800     United States Cellular Corp*                          213,750
      9,000     US West Inc                                           470,250
     18,300     Viacom Inc, Class B*                                  769,744
                                                                   ----------
                                                                    9,046,757
                                                                   ----------

                Textiles -- 0.2%
     10,800     Shaw Industries Inc                                   216,000
      3,200     Westpoint Stevens Inc                                  76,800
                                                                   ----------
                                                                      292,800
                                                                   ----------

                Tobacco -- 2.6%
    117,284     Philip Morris Cos Inc                               4,390,819
                                                                   ----------

              See accompanying notes to the financial statements.          11

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares/
    Par Value ($)  Description                                        Value ($)
--------------------------------------------------------------------------------

                Transportation -- 1.0%

     10,200     Brunswick Corp                                        260,738
     21,400     Burlington Northern Santa Fe Railroad Co              620,600
     11,800     CSX Corp                                              515,513
      4,800     FDX Corp*                                             203,700
        900     Southwest Airlines Inc                                 15,019
        900     Swift Transportation Co                                18,731
      1,000     Tidewater Inc                                          32,500
                                                                  -----------
                                                                    1,666,801
                                                                  -----------

                Utilities -- 0.3%
      7,800     Coastal Corp                                          337,838
      1,700     El Paso Energy Corp                                    62,156
      1,300     Oneok Inc                                              40,381
                                                                  -----------
                                                                      440,375
                                                                  -----------
                TOTAL COMMON STOCKS (COST $111,498,926)           156,191,430
                                                                  -----------
                SHORT-TERM INVESTMENTS -- 12.8%

                Cash Equivalents -- 4.4%
 $2,418,009     BankBoston Eurodollar Time Deposit, 5.4325%,
                due 10/29/99(b)                                     2,418,009
 $5,000,000     Prudential Securities Group Inc, Master Note,
                5.625%, due 3/10/2000(b)                            5,000,000
                                                                  -----------
                                                                    7,418,009
                                                                  -----------
                U.S. Government -- 0.4%
   $765,000     U.S. Treasury Bill, 4.70%, due 10/21/99(c)            756,893
                                                                  -----------

                Repurchase Agreements -- 8.0%

 $8,449,254     Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/99, due 9/1/99, with a maturity
                value of $8,450,352 and an effective yield of
                4.68%, collateralized by a U.S. Treasury
                Obligation with a rate of 8.125%, maturity date
                of 8/15/21 and market value, including accrued
                interest, of $8,618,239.                            8,449,254

 $5,141,562     Morgan Stanley Inc. Repurchase Agreement, dated
                8/31/99, due 9/1/99, with a maturity value of
                $5,142,228, and an effective yield of 4.66%,
                collateralized by a U.S. Treasury Obligation
                with a rate of 5.17%, maturity date of 9/15/99,
                and market value, including accrued interest,
                of $5,248,649.                                      5,141,562
                                                                  -----------
                                                                   13,590,816
                                                                  -----------
                TOTAL SHORT-TERM INVESTMENTS (COST $21,768,983)    21,765,718
                                                                  -----------

12            See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


                                                                     Value ($)
                                                                  -------------


                TOTAL INVESTMENTS -- 105.0%
                (COST $133,267,909)                                177,957,148

                Other Assets and Liabilities (net) -- (5.0)%        (8,530,472)
                                                                  ------------

                TOTAL NET ASSETS -- 100%                           $169,426,676
                                                                   ============

                Notes to the Schedule of Investments:

               *   Non-income producing security.
               (a) Pending corporate action.
               (b) Represents investments of security lending collateral
                   (Note 1).
               (c) Security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

               See accompaning notes to the financial statements            13

GMO Growth Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $133,267,909) (Note 1)             $177,957,148
   Receivable for investments sold                                     251,099
   Dividends and interest receivable                                    98,393
   Receivable for variation margin on open futures contracts
     (Notes 1 and 6)                                                       375
   Receivable for expenses waived or borne by Manager (Note 2)           8,866
                                                                  ------------

      Total assets                                                 178,315,881
                                                                  ------------

Liabilities:
   Payable for investments purchased                                 1,333,050
   Payable upon return of securities loaned (Note 1)                 7,418,009
   Payable to affiliate for (Note 2):
     Management fee                                                     46,888
     Shareholder service fee                                            20,898
   Payable for open swap contracts (Note 1 and 6)                       44,546
   Accrued expenses                                                     25,814
                                                                  ------------

      Total liabilities                                              8,889,205
                                                                  ------------

Net assets                                                        $169,426,676
                                                                  ============

Net assets consist of:
   Paid-in capital                                                $106,182,757
   Accumulated undistributed net investment income                      87,966
   Accumulated undistributed net realized gain                      18,966,808
   Net unrealized appreciation                                      44,189,145
                                                                  ------------
                                                                  $169,426,676
                                                                  ============

Net assets attributable to:
   Class III shares                                               $169,426,676
                                                                  ============

Shares outstanding:
   Class III                                                        38,820,453
                                                                  ============

Net asset value per share:
   Class III                                                      $       4.36
                                                                  ============


14            See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Dividends (net of withholding taxes of $264)                      $ 542,236
   Interest (including securities lending income of $12,715)           267,291
                                                                   -----------

      Total income                                                     809,527
                                                                   -----------

Expenses:
   Management fee (Note 2)                                             277,508
   Custodian and transfer agent fees                                    25,164
   Audit fees                                                           18,404
   Legal fees                                                            2,578
   Trustees fees (Note 2)                                                  920
   Registration fees                                                       364
   Miscellaneous                                                         1,195
   Fees waived or borne by Manager (Note 2)                            (48,625)
                                                                   -----------
                                                                       277,508
   Shareholder service fee (Note 2)
      Class III                                                        126,140
                                                                   -----------
      Net expenses                                                     403,648
                                                                   -----------

        Net investment income                                          405,879
                                                                   -----------

Realized and unrealized gain (loss):
   Net realized gain on:
      Investments                                                   18,727,797
      Closed futures contracts                                          84,768
      Closed swap contracts                                            341,443
                                                                   -----------

        Net realized gain                                           19,154,008
                                                                   -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                      379,205
      Open futures contracts                                          (341,993)
      Open swap contracts                                              (84,335)
                                                                   -----------

        Net unrealized loss                                            (47,123)
                                                                   -----------

      Net realized and unrealized gain                              19,106,885
                                                                   -----------

Net increase in net assets resulting from operations               $19,512,764
                                                                   ===========

              See accompanying notes to the financial statements.             15

GMO Growth Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

--------------------------------------------------------------------------------------------------------------
                                                               Six Months Ended
                                                                August 31, 1999              Year Ended
                                                                   (Unaudited)              February 28, 1999
                                                               ----------------           -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                         $    405,879                $  1,101,856
   Net realized gain                                               19,154,008                  35,847,656
   Change in net unrealized appreciation (depreciation)               (47,123)                 (1,539,965)
                                                                 ------------                ------------

   Net increase in net assets resulting from operations            19,512,764                  35,409,547
                                                                 ------------                ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                     (411,113)                 (1,131,539)
                                                                 ------------                ------------
       Total distributions from net investment income                (411,113)                 (1,131,539)
                                                                 ------------                ------------
   Net realized gains
       Class III                                                  (10,657,405)                (37,976,729)
                                                                 ------------                ------------
       Total distributions from net realized gains                (10,657,405)                (37,976,729)
                                                                 ------------                ------------

                                                                  (11,068,518)                (39,108,268)
                                                                 ------------                ------------
   Net share transactions: (Note 5)
       Class III                                                    2,898,189                 (41,140,532)
                                                                 ------------                ------------
   Increase (decrease) in net assets resulting from net
      share transactions                                            2,898,189                 (41,140,532)
                                                                 ------------                ------------

      Total increase (decrease) in net assets                      11,342,435                 (44,839,253)

Net assets:
   Beginning of period                                            158,084,241                 202,923,494
                                                                 ------------                ------------


   End of period (including accumulated undistributed net
      investment income of $87,966 and $93,200,
      respectively)                                              $169,426,676                $158,084,241
                                                                 ============                ============

16                     See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                          Six Months Ended              Year Ended February 28/29,
                          August 31, 1999  ----------------------------------------------------
                            (Unaudited)     1999       1998       1997       1996       1995
                            ------------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning
   of period                  $   4.14    $   4.38   $   5.18   $   5.65   $   4.45   $   4.14
                              ---------   ---------  ---------  ---------  ---------  ---------

Income from investment
operations:
   Net investment income          0.01        0.03       0.04       0.07       0.08       0.06
   Net realized and
      unrealized gain             0.51        0.89       1.41       1.03       1.54       0.38
                              ---------   ---------  ---------  ---------  ---------  ---------

      Total from investment
      operations                  0.52        0.92       1.45       1.10       1.62       0.44
                              ---------   ---------  ---------  ---------  ---------  ---------

Less distributions to
shareholders:
   From net investment           (0.01)      (0.03)     (0.06)     (0.08)     (0.07)     (0.06)
      income
   From net realized gains       (0.29)      (1.13)     (2.19)     (1.49)     (0.35)     (0.07)
                              ---------   ---------  ---------  ---------  ---------  ---------

      Total distributions        (0.30)      (1.16)     (2.25)     (1.57)     (0.42)     (0.13)
                              ---------   ---------  ---------  ---------  ---------  ---------
Net asset value, end
   of period                  $   4.36    $   4.14   $   4.38   $   5.18   $   5.65   $   4.45
                              =========   =========  =========  =========  =========  =========

Total Return (a)                 12.58%      22.90%     36.37%     21.64%     37.77%     10.86%

Ratios/Supplemental Data:
   Net assets, end of
      period (000's)          $169,427    $158,084   $202,923   $244,183   $391,366   $239,006
   Net expenses to average
      daily net assets            0.48%*      0.48%      0.48%      0.48%      0.48%      0.48%
   Net investment income to
      average daily net assets    0.48%*      0.64%      0.79%      1.21%      1.54%      1.50%
   Portfolio turnover rate          24%         50%        60%       100%        76%       139%
   Fees and expenses voluntarily
      waived or borne by the
      Manager consisted of the
      following per share
      amounts:                      --(b) $   0.01   $   0.01   $   0.01         --(b)      --(b)

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*   Annualized.

               See accompanying notes to the financial statements.      17

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 1000 Growth Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Futures contracts
     The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $7,161,900, collateralized by cash in the amount of $7,418,009, which was invested in short-term instruments.

     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1999.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14 % of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $2,198 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .50% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .33% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $920. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $37,591,188 and $51,572,480, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                        Gross Unrealized     Gross Unrealized    Net Unrealized
      Aggregate Cost      Appreciation         Depreciation       Appreciation
     ----------------   ----------------     ----------------    ---------------
       $133,267,909        $50,764,749          $6,075,510        $44,689,239

4.   Principal shareholders

     At August 31, 1999, 81.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                             Six Months Ended                   Year Ended
     Class III:                              August 31, 1999                 February 28, 1999
                                       -----------------------------   ------------------------------
                                          Shares          Amount          Shares          Amount
                                       -------------   --------------  -------------   --------------
     Shares sold                            350,212  $     1,570,109        735,556  $     3,204,280
     Shares issued to shareholders
          in reinvestment of              2,503,580       11,040,782      9,514,574       39,000,762
     distributions
     Shares repurchased                  (2,194,997)      (9,712,702)   (18,430,431)     (83,345,574)
                                       =============   ==============  =============   ==============
     Net increase (decrease)                658,795  $     2,898,189     (8,180,301) $   (41,140,532)
                                       =============   ==============  =============   ==============

6.       Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:

     Long futures contracts

          Number of                                                                  Net Unrealized
          Contracts           Type        Expiration Date      Contract Value         Depreciation
        ---------------  ---------------  ----------------   --------------------   -----------------
              23          Russell 2000     September 1999  $     4,926,600       $     (178,823)
              18            S&P 500        September 1999        5,939,100             (276,725)
                                                                                    =================
                                                                                 $     (455,548)
                                                                                    =================

     At August 31, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Domestic Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Par Value       Description                                                     Value ($)
------------------------------------------------------------------------------------------------
                    DEBT OBLIGATIONS -- 103.2%

                    Asset Backed Securities -- 37.1%
   $15,000,000      Augusta Funding Ltd X, 144A,
                       Variable Rate, 3mo. LIBOR + .25%, 5.58%, due 6/30/17          14,189,063
     1,420,155      Constellation 99-1A, 144A, 5.73%, due 4/18/02                     1,420,155
     2,792,308      Great Point CBO Ltd. Series 98-1A Class A1, 144A,
                       Variable Rate, 6 mo. LIBOR + .30%, 5.34%, due 10/15/10         2,768,748
    10,000,000      JC Penney Master Credit Card Trust Series E Class A,
                       5.50%, due 6/15/07(a)                                          9,436,328
     4,841,760      Northstar CBO Ltd. Series 97-2 Class A2, 144A, 6.62%, due
                       7/15/09                                                        4,724,498
    17,000,000      NPF XII, Inc. Series 99-2 Class A, 144A, 7.05%, due
                       6/01/03                                                       16,813,000
       243,767      Resolution Trust Corp 94-C1 Class A1,
                       Variable Rate, 1 mo. LIBOR + .45%, 5.64%, due 6/25/26            243,728
     5,000,000      Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                       Variable Rate, Step Up, 6.33%, due 9/15/09                     5,073,438
     2,637,000      SMS Student Loan Trust 94-B Certificates,
                       Variable Rate, 1 mo. LIBOR + .75%, 5.91%, due 10/25/23         2,638,582
     4,932,000      SMS Student Loan Trust 95-A Certificates,
                       Variable Rate, 1 mo. LIBOR + .65%, 5.99%, due 4/25/25          4,921,150
         8,000      Society Student Loan Trust 93-A Class B,
                       Variable Rate, 1 mo. LIBOR + .75%, 5.93%, due 7/25/03              8,014
                                                                                 --------------
                                                                                     62,236,704
                                                                                 --------------

                    Corporate Debt -- 1.1%
     1,000,000      Banco Santander, 6.50%, due 11/01/05                                948,750
     1,000,000      Pemex Finance Ltd Series 1A Class A2, 144A, 6.30%, due
                       5/15/10                                                          905,000
                                                                                 --------------
                                                                                      1,853,750
                                                                                 --------------

                    Foreign Government Obligations -- 4.9%
    25,000,000      Bulgaria Discount Strips, 0.00%, due 7/28/24(b)                   4,644,618
    20,000,000      Republic of Ecuador Discount Bond Series A Receipts, Zero
                       Coupon, due 2/28/25(b)                                         3,574,318
                                                                                 --------------
                                                                                      8,218,936
                                                                                 --------------

                    U.S. Government -- 0.3%
       506,705      U.S. Treasury Inflation Indexed Note, 3.88%, due
                       1/15/09(c)                                                       499,659
                                                                                 --------------

                    U.S. Government Agency -- 59.8%
    10,000,000      Agency for International Development Floater (Support of
                       India), Variable Rate, 3 mo. LIBOR + .10%, 5.41%,
                       due 2/01/27                                                    9,800,000
     7,750,000      Agency for International Development Floater (Support of
                       Jamaica), Variable Rate, 6 mo. LIBOR + .30%, 6.19%,
                       due 12/01/14                                                   7,691,875

               See accompanying notes to the financial statements.             1

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Par Value       Description                                                     Value ($)
-----------------------------------------------------------------------------------------------
                    U.S. Government Agency -- continued
    $6,288,667      Agency for International Development Floater (Support of
                       Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill
                       + .75%, 5.96%, due 3/30/19                                    6,241,502
    15,000,000      Agency for International Development Floater (Support of
                       Morocco), Variable Rate, 6 mo. LIBOR + .15%, 6.05%,
                       due 10/29/26                                                 14,737,500
    20,000,000      Agency for International Development Floater (Support of
                       Morocco), Variable Rate, 6 mo. LIBOR - .015%, 5.88%,
                       due 2/01/25                                                  19,200,000
    25,000,000      Agency for International Development Floater (Support of
                       Portugal), Variable Rate, 6 mo. LIBOR, 5.89%,
                       due 1/01/21                                                  24,968,749
     9,035,000      Agency for International Development Floater (Support of
                       Sri Lanka), Variable Rate, 6 mo. LIBOR + .20%, 6.09%,
                       due 6/15/12                                                   8,967,238
     9,166,668      Agency for International Development Floater (Support of
                       Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%,
                        5.14%, due 1/01/12                                           8,800,001
                                                                                 -------------
                                                                                   100,406,865
                                                                                 -------------

                    TOTAL DEBT OBLIGATIONS (COST $176,194,123)                     173,215,914
                                                                                 -------------
      Shares        PREFERRED STOCKS -- 5.1%
    -----------

                    Preferred Stocks-- 5.1%
        10,000      Home Ownership Funding 2 Preferred 144A, 13.338%                 8,564,270
                                                                                 -------------

                    TOTAL PREFERRED STOCKS (COST $10,008,080)                        8,564,270
                                                                                 -------------
     Shares/
  Par Value ($)     SHORT-TERM INVESTMENTS -- 4.6%
  --------------

                    Cash Equivalents -- 3.2%
    $1,452,632      BankBoston Eurodollar Time Deposit, 5.4325%, due
                    10/29/99(d)                                                      1,452,632
     3,937,368      Merrimac Cash Fund Premium Class(d)                              3,937,368
                                                                                 -------------
                                                                                     5,390,000
                                                                                 -------------

                    Commercial Paper -- 1.3%
    $2,222,000      Merrill Lynch, 5.55%, due 9/01/99                                2,222,000
                                                                                 -------------

                    Repurchase Agreements -- 0.1%
    $   94,089      Salomon Smith Barney Inc. Repurchase Agreement, dated
                    8/31/99, due 9/1/99, with a maturity value of $94,101 and
                    an effective yield of 4.68%, collateralized by a U.S.
                    Treasury Obligation with a rate of 8.125%, maturity date
                    of 8/15/21 and market value, including accrued interest,
                    of $95,971.                                                         94,089
                                                                                 -------------

                    TOTAL SHORT-TERM INVESTMENTS
                    (COST $7,706,089)                                                7,706,089
                                                                                 -------------

2              See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



                                                                    Value ($)
                                                                    ---------

             TOTAL INVESTMENTS -- 112.9%
             (Cost $193,908,292)                                   189,486,273

             Other Assets and Liabilities (net) -- (12.9)%         (21,719,618)
                                                                  ------------

             TOTAL NET ASSETS-- 100%                              $167,766,655
                                                                  ============

             Notes to the Schedule of Investments:


             Variable Rates -- The rates shown on variable rate notes are the current interest rates at August 31, 1999, which are subject to change based on the terms of the security, including varying reset dates.

             144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

             (a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements
                  (Note 6).

             (b)  Valued by management (Note 1).

             (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts
                  (Note 6).

             (d)  Represents investments of security lending collateral
                  (Note 1).


                See accompanying notes to the financial statements.            3

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $193,908,292) (Note 1)                              $189,486,273
   Dividends and interest receivable                                                  1,567,345
   Receivable for variation margin on open futures contracts (Notes 1 and 6)             24,801
   Receivable for expenses waived or borne by Manager (Note 2)                            6,120
                                                                                   ------------

       Total assets                                                                 191,084,539
                                                                                   ------------

Liabilities:
   Payable for investments purchased                                                 14,776,967
   Payable upon return of securities loaned (Note 1)                                  5,390,000
   Payable to affiliate for (Note 2):
      Management fee                                                                     14,444
      Shareholder service fee                                                            21,524
   Due to custodian                                                                         258
   Payable for reverse repurchase agreements (Notes 1 and 6)                          2,769,000
   Payable for open swap contracts (Note 1 and 6)                                       313,600
   Accrued expenses and other liabilities                                                32,091
                                                                                   ------------

       Total liabilities                                                             23,317,884
                                                                                   ------------

Net assets                                                                         $167,766,655
                                                                                   ============

Net assets consist of:
   Paid-in capital                                                                 $174,381,375
   Accumulated undistributed net investment income                                    1,372,414
   Accumulated net realized loss                                                     (3,289,300)
   Net unrealized depreciation                                                       (4,697,834)
                                                                                   ------------
                                                                                   $167,766,655
                                                                                   ============

Net assets attributable to:
   Class III shares                                                                $167,766,655
                                                                                   ============

Shares outstanding:
   Class III                                                                         18,086,863
                                                                                   ============

Net asset value per share:
   Class III                                                                       $       9.28
                                                                                   ============

4                      See accompanying notes to the financial statements.

GMO Domestic bond Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Interest (including securities lending income of $989)           $ 4,525,616
   Dividends                                                            998,650
                                                                    -----------

       Total income                                                   5,524,266
                                                                    -----------

Expenses:
   Management fee (Note 2)                                               85,794
   Interest expense (Notes 1 and 6)                                     170,401
   Audit fees                                                            19,049
   Custodian and transfer agent fees                                     16,792
   Legal fees                                                             2,669
   Trustees fees (Note 2)                                                   829
   Registration fees                                                        364
   Miscellaneous                                                          1,292
   Fees waived or borne by Manager (Note 2)                             (40,995)
                                                                    -----------
                                                                        256,195
   Shareholder service fee (Note 2)
       Class III                                                        128,685
                                                                    -----------
       Net expenses                                                     384,880
                                                                    -----------

          Net investment income                                       5,139,386
                                                                    -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                     (421,098)
       Closed futures contracts                                       1,293,452
       Closed swap contracts                                          1,248,182
                                                                    -----------

          Net realized gain                                           2,120,536
                                                                    -----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                   (2,771,370)
       Open futures contracts                                          (334,029)
       Open swap contracts                                           (5,342,878)
                                                                    -----------

          Net unrealized loss                                        (8,448,277)
                                                                    -----------

       Net realized and unrealized loss                              (6,327,741)
                                                                    -----------

Net decrease in net assets resulting from operations                $(1,188,355)
                                                                    ===========



               See accompanying notes to the financial statements.             5

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                             Six Months Ended
                                                              August 31, 1999        Year Ended
                                                               (Unaudited)       February 28, 1999
                                                             -----------------   -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                     $   5,139,386        $  16,849,450
   Net realized gain                                             2,120,536            1,274,151
   Change in net unrealized appreciation (depreciation)         (8,448,277)          (2,987,171)
                                                             -------------        -------------

   Net increase (decrease) in net assets resulting from
      operations                                                (1,188,355)          15,136,430
                                                             -------------        -------------

Distributions to shareholders from:
   Net investment income
       Class III                                                (5,087,220)         (18,501,522)
                                                             -------------        -------------
       Total distributions from net investment income           (5,087,220)         (18,501,522)
                                                             -------------        -------------
   Net realized gains
       Class III                                                  (326,983)          (4,552,278)
                                                             -------------        -------------
       Total distributions from net realized gains                (326,983)          (4,552,278)
                                                             -------------        -------------
   In excess of net realized gains
       Class III                                                        --           (5,488,875)
                                                             -------------        -------------
       Total distributions in excess of net realized gains              --           (5,488,875)
                                                             -------------        -------------

                                                                (5,414,203)         (28,542,675)
                                                             -------------        -------------
   Net share transactions: (Note 5)
       Class III                                                  (701,457)        (242,933,466)
                                                             -------------        -------------
   Decrease in net assets resulting from net share
      transactions                                                (701,457)        (242,933,466)
                                                             -------------        -------------

      Total decrease in net assets                              (7,304,015)        (256,339,711)

Net assets:
   Beginning of period                                         175,070,670          431,410,381
                                                             -------------        -------------


   End of period (including accumulated undistributed net
      investment income of $1,372,414 and $1,320,248,
      respectively)                                          $ 167,766,655        $ 175,070,670
                                                             =============        =============



6              See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------



                          Six Months Ended             Year Ended February 28/29,
                           August 31, 1999  -----------------------------------------------------
                             (Unaudited)       1999       1998       1997       1996      1995*
                             ------------   ---------  ---------  ---------  ---------  ---------
Net asset value, beginning
   of period                  $    9.65     $   10.26  $   10.18  $   10.40  $   10.13  $   10.00
                              ---------     ---------  ---------  ---------  ---------  ---------

Income from investment
 operations:
   Net investment income           0.29          0.68       0.67       0.58       0.66       0.24
   Net realized and
      unrealized gain
      (loss)                      (0.35)        (0.15)      0.38      (0.09)      0.58       0.07
                              ---------     ---------  ---------  ---------  ---------  ---------

      Total from
      investment
      operations                  (0.06)         0.53       1.05       0.49       1.24       0.31
                              ---------     ---------  ---------  ---------  ---------  ---------

Less distributions to
 shareholders:
   From net investment
      income                      (0.29)        (0.68)     (0.70)     (0.60)     (0.60)     (0.18)
   From net realized gains        (0.02)        (0.21)     (0.27)     (0.08)     (0.37)        --
   In excess of net
      realized gains                 --         (0.25)        --      (0.03)        --         --
                              ---------     ---------  ---------  ---------  ---------  ---------

      Total distributions         (0.31)        (1.14)     (0.97)     (0.71)     (0.97)     (0.18)
                              ---------     ---------  ---------  ---------  ---------  ---------
Net asset value, end
   of period                  $    9.28     $    9.65  $   10.26  $   10.18  $   10.40  $   10.13
                              =========     =========  =========  =========  =========  =========

Total Return (a)                  (0.59)%        5.03%     10.71%      4.93%     12.50%      3.16%

Ratios/Supplemental Data:

   Net assets, end of
      period (000's)          $ 167,767     $ 175,071  $ 431,410  $ 570,862  $ 310,949  $ 209,377
   Net operating expenses
      to average daily net         0.25%**       0.25%      0.25%      0.25%      0.25%      0.25%**
      assets
   Interest expense to
      average daily net            0.20%**       0.02%        --         --         --         --
      assets
   Total net expenses to
      average daily net            0.45%**       0.27%      0.25%      0.25%      0.25%      0.25%**
      assets
   Net investment income
      to average daily net         5.99%**       6.21%      6.14%      6.15%      6.52%      6.96%**
      assets
   Portfolio turnover rate           16%           17%        59%        25%        70%        65%
   Fees and expenses
      voluntarily waived
      or borne by the
      Manager consisted of
      the following per              --(b)   $   0.02   $   0.02   $   0.02   $   0.01   $   0.01
      share amounts:

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

* For the period from August 18, 1994 (commencement of operations) to February 28, 1995.

**   Annualized.


               See accompanying notes to the financial statements.            7

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in U.S. investment grade securities. The Fund's current benchmark is the Lehman Brothers Government Bond Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instruments or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

     Options
     The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999, the Fund had no written option contracts outstanding.

     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Reverse repurchase agreements
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. At August 31, 1999, the Fund had entered into reverse repurchase agreements having a market value of $2,769,000, collateralized by securities with a market value of $2,830,898. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 1999.

     Indexed securities
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $5,218,455, collateralized by cash in the amount of $5,390,000, which was invested in short-term instruments.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund may enter into interest rate and total return swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of the open swap agreement as of August 31, 1999.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .25% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .10% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $829. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     For the six months ended August 31, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                      Purchases              Proceeds
                                                                 ------------------     -----------------
          U.S. Government securities                              $   1,002,341          $   1,004,246
          Investments (non-U.S. Government securities)               33,560,141             27,149,242

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                              Gross Unrealized        Gross Unrealized       Net Unrealized
         Aggregate Cost         Appreciation            Depreciation          Depreciation
     --------------------- -----------------------  ---------------------  --------------------
          $193,908,292            $549,099               $4,971,118            $4,422,019

4.   Principal shareholders

     At August 31, 1999, 28.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                           Six Months Ended                   Year Ended
                                            August 31, 1999                February 28, 1999
                                     ------------------------------  ------------------------------
      Class III:                          Shares         Amount          Shares          Amount
                                     --------------  --------------  -------------  ---------------
      Shares sold                       1,112,259    $ 10,571,743      7,444,098    $  76,654,884
      Shares issued to shareholders
          in reinvestment of              436,592       4,105,769      2,308,399       23,190,329
          distributions
      Shares repurchased               (1,612,823)    (15,378,969)   (33,636,371)    (342,778,679)
                                     --------------  --------------  -------------  ---------------
      Net decrease                        (63,972)   $   (701,457)   (23,883,874)   $(242,933,466)
                                     ==============  ==============  =============  ===============

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:

     Short futures contracts

      Number of                                                                   Net Unrealized
      Contracts               Type            Expiration Date    Contract Value    Appreciation
     -----------   ------------------------  ------------------ ----------------- ----------------
       316         U.S. Treasury Bond 5 Yr.    December 1999    $    34,108,250   $        37,447
         1         U.S. Treasury Note 10 Yr.   December 1999            109,359               338
                                                                                   ---------------
                                                                                  $        37,785
                                                                                   ===============

     At August 31, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

     Reverse repurchase agreements

     Face Value      Description                                                    Market Value
     ----------      -----------                                                    ------------
     $  2,769,000    Bear Stearns, 5.40%, dated 8/25/99, to be repurchased at
                     $2,772,333 on 9/02/99.                                       $     2,769,000
                                                                                   ===============


     Average balance outstanding................................................  $    12,271,932
     Average interest rate......................................................            5.12%
     Maximum balance outstanding................................................  $    17,267,632
     Average shares outstanding.................................................       17,842,280
     Average balance per share outstanding......................................  $           .69

     Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Total return swap agreements


                                                                                           Net
                                                                                        Unrealized
        Notional       Expiration                                                      Appreciation/
         Amount           Date                        Description                     (Depreciation)
     ---------------  -------------  ----------------------------------------------  ---------------
        $25,000,000     11/12/00     Agreement with Morgan Guaranty Trust Company     $     191,020
                                     dated 11/09/98 to receive (pay) the notional
                                     amount multiplied by the return on the
                                     Lehman Aggregate Index and to pay the
                                     notional amount multiplied by 3 month LIBOR
                                     adjusted by a specified spread.

        100,000,000     6/01/01      Agreement with Lehman Brothers Special                (504,620)
                                     Financing Inc. dated 5/20/99 to receive
                                     (pay) the notional amount multiplied by the
                                     return on the Lehman Brothers US Government
                                     Bond Index and to pay the notional amount
                                     multiplied by 1 month LIBOR adjusted by a
                                     specified spread.

                                                                                      --------------
                                                                                      $    (313,600)
                                                                                      ==============

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Par Value        Description                                                                       Value ($)
-----------------------------------------------------------------------------------------------------------------------
                        Debt Obligations -- 76.4%

                        Argentina -- 7.5%
ARS      4,400,000      Provincia Corrientes Series 1, PIK,
                           Variable Rate, 1 mo. Peso Deposit Rate, 2.77%, due 4/01/09                       1,375,138
ARS      2,500,000      Provincia Corrientes Series 2, PIK,
                           Variable Rate, 1 mo. Peso Deposit Rate, 2.77%, due 4/01/09                         781,328
ARS     27,323,800      Republic of Argentina Bocon Pro 1, PIK,
                           Variable Rate, 1 mo. Peso Deposit Rate, 2.77%, due 4/01/07(a)                   17,310,725
USD      6,500,000      Republic of Argentina Discount Bond,
                           Variable Rate, 6 mo. LIBOR + .81%, 6.00%, due 3/31/23                            4,403,750
DEM      3,830,000      Republic of Argentina Discount Bond,
                           Variable Rate, 6 mo. DEM LIBOR + .81%, 3.44%, due 3/31/23                        1,303,153
ARS     27,436,201      Republic of Argentina Certificates, 6.00%, due 4/15/06                             14,885,628
ARS     35,134,370      Republic of Argentina Pro 1 Co-Participation Rights,
                           Variable Rate, 1 mo. Peso Deposit Rate, 2.77%, due 4/01/07                      16,479,667
USD      2,000,000      Republic of Argentina Pro 4,
                           Variable Rate, 1 mo. LIBOR, 5.36%, due 12/28/10                                  1,602,000
                                                                                                        -------------
                                                                                                           58,141,389
                                                                                                        -------------

                        Bosnia & Herzegovina -- 0.3%
DEM     25,244,000      Bosnia & Herzegovina Series A, Step Up, 2.00%, due 12/11/17                         2,385,901
DEM     12,335,000      Bosnia & Herzegovina Series B, Zero Coupon, due 12/11/17                              133,237
                                                                                                        -------------
                                                                                                            2,519,138
                                                                                                        -------------

                        Brazil -- 15.0%
USD      7,555,166      Brazil Capitalization Bond, PIK, 8.00%, due 4/15/14                                 4,533,099
USD     24,000,000      Brazil DCB (Bearer),
                           Variable Rate, 6 mo. LIBOR + .88%, 5.94%, due 4/15/12                           13,680,000
USD        525,000      Brazil Discount ZL Bond,
                           Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due 4/15/24                              313,688
USD     13,000,000      Brazil FLIRB (Bearer),
                             Variable Rate, Step Up, 5.00%, due 4/15/09                                     7,280,000
USD     52,320,000      Brazil FLIRB (Registered),
                           Variable Rate, Step Up, 5.00%, due 4/15/09                                      29,299,200
USD     11,966,415      Brazil MYDFA Trust Certificates,
                           Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due 9/15/07                            7,748,254
USD     81,000,000      Brazil New Money Bond,
                           Variable Rate, 6 mo. LIBOR + .88%, 5.94%, due 4/15/09                           53,459,999
                                                                                                        -------------
                                                                                                          116,314,240
                                                                                                        -------------

               See accompanying notes to the financial statements.             1

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

       Par Value        Description                                                                       Value ($)
----------------------------------------------------------------------------------------------------------------------------
                        Bulgaria -- 4.0%
USD      6,551,707      Bulgaria Discount Bond Series B,
                           Variable Rate, 6 mo. LIBOR + 1.31%, 7.00%, due 7/28/24                           4,389,644
USD     18,000,000      Bulgaria Discount Series B Interest Strips, Basket 2, 0.00%,
                           due 7/28/24                                                                      2,061,000
USD     39,844,572      Bulgaria FLIRB Series B,
                           Variable Rate, Step Up, 3.25%, due 7/28/12                                      24,105,966
USD      5,000,000      Bulgaria Par Bond, Series B Strips, Tranche B, 0.00%, due 7/28/24                     572,500
                                                                                                        -------------
                                                                                                           31,129,110
                                                                                                        -------------

                        Costa Rica -- 0.1%
USD      1,000,000      Central Bank of Costa Rica Principal Bond Series A, 6.25%,
                           due 5/21/10                                                                        820,000
                                                                                                        -------------

                        Dominican Republic -- 1.4%
USD     17,957,000      Dominican Republic Discount Bond,
                           Variable Rate, 6 mo. LIBOR + .81%, 6.00%, due 8/30/24                           10,774,200
                                                                                                        -------------

                        Ecuador -- 4.9%
USD     43,465,000      Republic of Ecuador Discount Bond (Global Registered),
                           Variable Rate, 6 mo. LIBOR + .81%, 6.75%, due 2/28/25                           15,104,088
USD     24,000,000      Republic of Ecuador Par Bond,
                           Variable Rate, Step Up, 4.00%, due 2/28/25                                       7,500,000
USD     26,430,745      Republic of Ecuador PDI (Global Bearer Capitalization Bond),
                           PIK, Variable Rate, 6 mo. LIBOR + .81%, 6.75%, due 2/27/15                       6,079,071
USD     40,789,509      Republic of Ecuador PDI (Registered), PIK,
                           Variable Rate, 6 mo. LIBOR + .81%, 6.75%, due 2/27/15                            9,381,587
                                                                                                        -------------
                                                                                                           38,064,746
                                                                                                        -------------

                        Ivory Coast -- 3.8%
FRF     25,000,000      Ivory Coast Discount Bond,
                           Variable Rate, Step Up, 3.00%, due 3/31/28                                       1,368,771
FRF    538,720,000      Ivory Coast FLIRB,
                           Variable Rate, Step Up, 2.00%, due 3/29/18                                      17,350,221
FRF    263,649,750      Ivory Coast PDI,
                           Variable Rate, Step Up, 1.90%, due 3/29/18                                      11,038,565
                                                                                                        -------------
                                                                                                           29,757,557
                                                                                                        -------------

                        Jordan -- 3.7%
USD      8,894,737      Hashemite Kingdom of Jordan IAB, 144A,
                           Variable Rate, 6 mo. LIBOR + .81%, 6.19%, due 12/23/05                           8,135,835

2              See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

       Par Value        Description                                                                       Value ($)
----------------------------------------------------------------------------------------------------------------------------
                        Jordan -- continued
USD     25,780,215      Hashemite Kingdom of Jordan Par Bond,
                           Variable Rate, Step Up, 5.50%, due 12/23/23                                     14,436,920
USD     11,000,000      Hashemite Kingdom of Jordan Par Bond,
                           Variable Rate, Step Up, 144A, 5.50%, due 12/23/23                                6,270,000
                                                                                                        -------------
                                                                                                           28,842,755
                                                                                                        -------------

                        Macedonia -- 1.2%
USD     23,179,272      Macedonia Capitalization Bond, PIK,
                           Variable Rate, 6 mo. LIBOR + .81%, 6.39%, due 7/02/12                            9,387,606
                                                                                                        -------------

                        Mexico -- 14.6%
USD         19,000      Mexico Discount Bond Series A,
                           Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due 12/31/19                              14,773
USD     26,500,000      Mexico Discount Bond Series D,
                           Variable Rate, 6 mo. LIBOR + .81%, 6.07%, due 12/31/19                          21,995,000
DEM     30,000,000      Mexico Discount Bond,
                           Variable Rate, 6 mo. DEM LIBOR + .81%, 3.49%, due 12/31/19                      11,827,700
FRF    335,250,000      Mexico Par Bond, 6.63%, due 12/31/19                                               42,378,965
CHF     72,000,000      Mexico Par Bond, 3.75%, due 12/31/19                                               27,324,929
USD      3,000,000      Mexico Par Bond, Series A, 6.25%, due 12/31/19                                      2,145,000
USD     10,659,000      Mexico Par Bond, Series B, 6.25%, due 12/31/19                                      7,613,235
                                                                                                        -------------
                                                                                                          113,299,602
                                                                                                        -------------

                        Nigeria -- 3.4%
USD     28,750,000      Central Bank of Nigeria Par Bond,
                           Variable Rate, Step Up, 6.25%, due 11/15/20                                     16,675,000
USD     17,835,440      Nigeria Odd Lot, Variable Rate, 6.25%, due 11/15/20(a)                              9,452,781
                                                                                                        -------------
                                                                                                           26,127,781
                                                                                                        -------------

                        Peru -- 2.2%
USD      4,325,000      Peru Discount Bond,
                           Variable Rate, 6 mo. LIBOR + .81%, 6.00%, due 3/08/27                            2,573,375
USD      7,775,000      Peru FLIRB,
                           Variable Rate, Step Up, 3.75%, due 3/07/17                                       3,955,531
USD      5,150,000      Peru FLIRB,
                           Variable Rate, Step Up, 144A, 3.75%, due 3/07/17                                 2,620,063
USD     14,000,000      Peru Par Bond,
                           Variable Rate, Step Up, 3.00%, due 3/07/27                                       6,020,000
USD      3,200,000      Peru PDI,
                           Variable Rate, Step Up, 4.50%, due 3/07/17                                       1,860,000
                                                                                                        -------------
                                                                                                           17,028,969
                                                                                                        -------------

               See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

       Par Value        Description                                                                       Value ($)
----------------------------------------------------------------------------------------------------------------------------
                        Qatar -- 0.3%
USD      2,000,000      State of Qatar, 9.50%, due 5/21/09                                                  2,035,000
                                                                                                        -------------

                        Russia -- 0.3%
RUB     17,435,150      Russia Federal Loan Bond Series 25021, 15.00%, due 1/17/01                             34,752
RUB    107,450,000      Russia Federal Loan Bond Series 25023, 14.00%, due 9/12/01                            214,172
RUB     35,910,546      Russia Federal Loan Bond Series 26003, 10.00%, due 3/15/05                            271,995
USD      9,623,679      Russia Vnesheconombank IAN,
                           Variable Rate, 6 mo. LIBOR + .81%, due 12/15/15*                                 1,389,419
                                                                                                        -------------
                                                                                                            1,910,338
                                                                                                        -------------

                        South Korea -- 0.8%
USD      6,000,000      Export Import Bank of Korea, 7.10%, due 3/15/07                                     5,829,600
                                                                                                        -------------

                        Supra National -- 0.8%
ZAR    250,000,000      International Bank for Reconstruction and Development,
                           Zero Coupon, due 5/14/12                                                         6,449,359
                                                                                                        -------------

                        Tunisia -- 1.0%
JPY    200,000,000      Banque Centrale De Tunisie, 4.35%, due 8/15/17                                      1,532,218
JPY    800,000,000      Banque National Development Touristique, 4.75%, due 6/09/17                         6,055,908
                                                                                                        -------------
                                                                                                            7,588,126
                                                                                                        -------------

                        United States -- 3.9%

                        Asset Backed Securities -- 2.6%
USD        715,164      Americredit Automobile Receivables Trust 97-C Class A2,
                           Variable Rate, 1 mo. LIBOR + .10%, 5.31%, due 3/05/01                              714,807
USD     15,000,000      Dreamworks Film Trust Series 1 Class A,
                           Variable Rate, 3 mo. LIBOR + .22%, 5.53%, due 10/15/06                          14,964,844
USD      5,000,000      SHYPPCO Finance Company Series B Class A-2B,
                           6.64%, due 6/15/10                                                               4,647,500
                                                                                                        -------------
                                                                                                           20,327,151
                                                                                                        -------------

                        U.S. Government Agency -- 1.3%
USD      1,125,125      Agency for International Development Floater (Support of C.A.B.E.I.),
                           Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.61%, due 10/01/12              1,091,371
USD      9,000,000      Federal Home Loan Bank,
                           Variable Rate, CPI + 3.15%, 5.29%, due 2/15/02(b)                                8,590,500
                                                                                                        -------------
                                                                                                            9,681,871
                                                                                                        -------------

                        Total United States                                                                30,009,022
                                                                                                        -------------


               See accompanying notes to the financial statements.
4

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

       Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------
                        Venezuela -- 6.0%
USD      1,753,423      Republic of Venezuela DCB DL Odd Lot,
                           Variable Rate, 6 mo. LIBOR + .88%, 6.31%, due
                           12/18/08                                               1,231,780
USD      1,192,035      Republic of Venezuela DCB IL, Odd Lot
                           Variable Rate, 6 mo. LIBOR + .88%, 6.31%, due
                           12/18/08                                                 807,604
USD     16,852,032      Republic of Venezuela DCB IL,
                           Variable Rate, 6 mo. LIBOR + .88%, 6.31%, due
                           12/18/08                                              11,417,252
USD      5,000,000      Republic of Venezuela Discount Bond Series A,
                           Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due
                           3/31/20                                                3,100,000
USD        464,001      Republic of Venezuela FLIRB Series A,
                           Variable Rate, 6 mo. LIBOR + .88%, 6.00%, due
                           3/31/07                                                  314,277
USD        288,001      Republic of Venezuela FLIRB Series B Odd Lot,
                           Variable Rate, 6 mo. LIBOR + .88%, 6.00%, due
                           3/31/07                                                  197,856
CHF     30,476,192      Republic of Venezuela FLIRB,
                           Variable Rate, 6 mo. CHF LIBOR + .88%, 2.19%, due
                           3/31/07                                               12,618,121
USD      9,498,223      Republic of Venezuela New Money Bond Series A Odd
                           Lot, Variable Rate, 6 mo. LIBOR + 1%, 6.44%, due
                           12/18/05                                               6,553,774
USD      6,653,064      Republic of Venezuela New Money Bond Series A,
                           Variable Rate, 6 mo. LIBOR + 1%, 6.44%, due
                           12/18/05                                               4,590,614
USD        919,578      Republic of Venezuela New Money Bond Series B Odd
                           Lot, Variable Rate, 6 mo. LIBOR + .88%, 6.31%,
                           due 12/18/05                                             634,508
DEM      1,180,000      Republic of Venezuela New Money Bond Series B,
                           Variable Rate, 6 mo. LIBOR + .88%, 3.56%, due
                           12/18/05                                                 407,867
FRF     39,175,000      Republic of Venezuela Par Bond, 7.71%, due 3/31/20        4,179,331
                                                                              =============
                                                                                 46,052,984
                                                                              =============

                        Vietnam -- 1.2%
USD      3,000,000      Vietnam Discount Bond,
                           Variable Rate, 6 mo. LIBOR + .81%, 5.94%, due
                           3/13/28                                                1,500,000
USD     19,000,000      Vietnam Par Bond,
                           Variable Rate, Step Up, 3.00%, due 3/12/28             5,391,250
USD      6,591,000      Vietnam PDI,
                           Variable Rate, Step Up, 3.50%, due 3/14/16             2,669,355
                                                                              =============
                                                                                  9,560,605
                                                                              -------------
                        TOTAL DEBT OBLIGATIONS
                        (Cost  $665,138,613)                                    591,642,127
                                                                              =============


               See accompanying notes to the financial statements.             5

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

       Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------
                        LOAN ASSIGNMENTS -- 13.4%

                        Algeria -- 4.9%
JPY    376,793,704      Algeria Tranche 1, JPY 6 mo. LIBOR + .8125%,
                           (1.125%)                                               1,443,325
USD      3,342,857      Algeria Tranche 2, 6 mo. LIBOR + .8125%, (6.00%)          2,223,000
FRF     90,564,324      Algeria Tranche 3, FRF 6 mo. LIBOR + 8.125%,
                           (3.9375%)                                              5,979,335
JPY   8,431,773,548     Algeria Tranche 3, JPY LIBOR + .8125%, (1.125%)          28,453,247
                                                                              -------------
                                                                                 38,098,907
                                                                              -------------

                        Cameroon -- 0.0%
FRF     18,396,841      Republic of Cameroon Tranche B*                             325,873
                                                                              -------------
                                                                                    325,873
                                                                              -------------

                        Congo Republic -- 0.4%
EUR      8,195,761      Republic of Congo Loan Agreement*                           822,432
USD      4,179,127      Republic of Congo Loan Agreement*                           438,808
FRF    102,097,964      Republic of Congo Loan Agreement*                         1,561,898
USD      1,116,117      Republic of Congo Loan Agreement*                           117,192
                                                                              -------------
                                                                                  2,940,330
                                                                              -------------

                        Morocco -- 2.1%
JPY   2,522,692,281     Morocco Restructuring and Consolidating Agreement
                           Tranche A, Long Term Prime + .1175% (2.3175%)         15,932,915
                                                                              -------------
                                                                                 15,932,915
                                                                              -------------

                        Russia -- 6.0%
DEM     15,000,000      International Bank For Economic Cooperation Loan
                           Agreement*                                               567,082
EUR      5,000,000      International Bank For Economic Cooperation Loan
                           Agreement*                                               475,335
DEM      5,208,190      Russia Foreign Trade Obligations(a)*                        214,478
USD    406,440,310      Russia Vnesh Restructured Loan Agreements*               45,216,483
                                                                              -------------
                                                                                 46,473,378
                                                                              -------------

                        Yugoslavia -- 0.0%
USD      1,400,368      Yugoslavia New Financing Agreement Tranche A*                70,018
USD      1,499,573      Yugoslavia New Financing Agreement Tranche C*                74,978
                                                                              -------------
                                                                                    144,996
                                                                              -------------

                        TOTAL Loan Assignments
                         (Cost  $256,299,334)                                   103,916,399
                                                                              -------------


6              See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

          Par Value        Description                                             Value ($)
------------------------------------------------------------------------------------------------
                           LOAN PARTICIPATIONS -- 3.5%

                           Algeria -- 0.1%
JPY       118,636,364      Algeria Tranche 1. JPY 6 mo. LIBOR + .8125%,
                              (1.125%),
                              (Participation with Bank of America)                     454,442
                                                                                 -------------

                           Cameroon -- 0.2%
NLG        28,052,902      Cameroon Loan Agreement, (Participation with Bank
                              of America and Salomon)*                               1,479,120
                                                                                 -------------

                           Indonesia -- 0.4%
USD         1,600,000      Republic of Indonesia Loan Agreement,
                              LIBOR + .625%, (5.6875%), (Participation with
                              Salomon)                                               1,032,000
USD         1,900,000      Republic of Indonesia Loan Agreement,
                              LIBOR + .625%, (5.6875%), (Participation with
                              Salomon)                                               1,206,500
USD         1,860,000      Republic of Indonesia Loan Agreement,
                              LIBOR + .625%, (5.6875%), (Participation with
                              Salomon)                                               1,162,500
                                                                                 -------------
                                                                                     3,401,000
                                                                                 -------------

                           Jamaica -- 0.5%
USD         4,687,500      Jamaica Refinancing Agreement Tranche B,
                              LIBOR + .8125%, (5.8125), (Participation with
                              Chase Manhattan Bank and Salomon)                      3,750,000
                                                                                 -------------

                           Morocco -- 2.2%
JPY     2,350,901,665      Morocco Restructuring and Consolidating Agreement
                              Tranche A, Long Term Prime + .1175%, (2.3175%),
                              (Participation with J.P. Morgan and Chase
                              Manhattan Bank)                                       14,847,913
JPY       347,700,763      Morocco Restructuring and Consolidating Agreement
                              Tranche A, Long Term Prime + .2175%, (3.0175%),
                              (Participation with J.P. Morgan)                       2,196,022
                                                                                 -------------
                                                                                    17,043,935
                                                                                 -------------

                           Russia -- 0.1%
CHF         1,500,000      International Bank For Economic Cooperation Loan
                              Agreement, (Participation with Oppenheimer)*              59,402
DEM         3,500,000      International Bank For Economic Cooperation Loan
                              Agreement, (Participation with Salomon)*                 132,319
JPY       900,000,000      International Investment Bank Loan Agreement,
                              (Participation with Bank of America)*                    738,748
                                                                                 -------------
                                                                                       930,469
                                                                                 -------------


               See accompanying notes to the financial statements.             7

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

            Par Value      Description                                              Value ($)
------------------------------------------------------------------------------------------------
                           Yugoslavia -- 0.0%
USD         2,100,416      Yugoslavia New Financing Agreement Tranche B,
                              (Participation with Chase Manhattan Bank)*               105,021

USD           352,431      Yugoslavia New Financing Agreement Tranche C,
                              (Participation with Chase Manhattan Bank)*                17,622
                                                                                 -------------
                                                                                       122,643
                                                                                 -------------

                           TOTAL LOAN PARTICIPATIONS
                            (Cost  $31,694,333)                                     27,181,609
                                                                                 -------------

                           PROMISSORY NOTES -- 0.9%

                           Kenya -- 0.6%
GBP         5,058,280      Republic of Kenya Promissory Notes,
                              0.00%, due 7/30/01  -1/30/03(a)                        4,917,477
                                                                                  ------------

                           Nigeria -- 0.2%
USD         3,000,000      Nigeria Promissory Notes, 5.09%, due 1/05/10              1,140,000
                                                                                 -------------

                           Romania -- 0.1%
USD         1,242,873      Romania Trade Finance Promissory Notes,
                              0.00%, due 6/05/01 - 12/05/01(a)                         749,995
                                                                                 -------------

                           TOTAL PROMISSORY NOTES
                            (Cost  $8,144,138)                                       6,807,472
                                                                                 -------------

            Shares
         ------------
                           RIGHTS AND WARRANTS -- 0.3%

                           Argentina-- 0.0%
               38,500      Republic of Argentina Warrants, Expires
                           2/25/00**                                                   231,000
                                                                                 -------------
                           Mexico-- 0.3%
               32,500      United Mexican States Warrants, Expires
                           2/18/00**                                                 2,356,250
          164,946,000      United Mexican States Warrants, Expires
                           6/30/03**                                                        --
                                                                                 -------------
                                                                                     2,356,250
                                                                                 -------------


8              See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

           Shares/
          Par Value        Description                                             Value ($)
-----------------------------------------------------------------------------------------------
                           Nigeria -- 0.0%
               44,255      Central Bank of Nigeria Payment Adjusted
                           Warrants, Expires 11/15/20**                                     --
                                                                                 -------------
                           Venezuela -- 0.0%
               74,355      Republic of Venezuela Recovery Warrants, Expires
                           04/15/20**                                                       --
                                                                                 -------------
                           TOTAL RIGHTS AND WARRANTS
                           (Cost $2,416,250)                                         2,587,250
                                                                                 -------------
                           SHORT-TERM INVESTMENTS -- 0.5%

                           Cash Equivalents -- 0.3%
USD           113,303      BankBoston Eurodollar Time Deposit, 5.4325%, due
                           10/29/99(c)                                                 113,303
              184,969      Merrimac Cash Fund Premium Class(c)                         184,969
USD         2,000,000      Prudential Securities Group Inc, Master Note, 5.625%,
                           due 3/10/00(c)                                            2,000,000
                                                                                 -------------
                                                                                     2,298,272
                                                                                 -------------
                           Commercial Paper -- 0.2%
USD         1,645,000      Merrill Lynch & Co., Inc., 5.55%, due 9/01/99             1,645,000
                                                                                 -------------
                           Repurchase Agreements -- 0.0%
USD             1,032      Salomon Smith Barney Inc. Repurchase Agreement,
                           dated 8/31/99, due 9/1/99, with a maturity value
                           of $1,032 and an effective yield of 4.68%,
                           collateralized by a U.S. Treasury Obligation with
                           a rate of 8.125%, maturity date of 8/15/21 and
                           market value, including accrued interest, of
                           $1,052.                                                       1,032
                                                                                 -------------
                           TOTAL SHORT-TERM INVESTMENTS
                           (Cost  $3,944,304)                                        3,944,304
                                                                                 -------------
                           TOTAL INVESTMENTS-- 95.0%
                           (Cost $967,636,972)                                     736,079,161

                           Other Assets and Liabilities (net) -- 5.0%               38,394,735
                                                                                 -------------

                           TOTAL NET ASSETS -- 100%                              $ 774,473,896
                                                                                 =============


               See accompanying notes to the financial statements.             9

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


                           Notes to the Schedule of Investments:

                           DCB - Debt Conversion Bond

                           FLIRB - Front Loaded Interest Reduction Bond

                           IAB - Interest Arrears Bond

                           IAN - Interest Arrears Note

                           PIK - Payment In Kind

                           PDI - Past Due Interest

                           144A - Securities exempt from registration under Rule
                              144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                           Variable and Step up rates - The rates shown on
                              variable and step up rate notes are the current interest rates at August 31, 1999, which are subject to change based on the terms of the security, including varying reset dates.


                           Currency Abbreviations:

                           ARS - Argentinian Peso     JPY - Japanese Yen
                           CHF - Swiss Franc          NLG - Netherlands Guilder
                           DEM - German Mark          RUB - Russian Ruble
                           EUR - Euro                 TRL - Turkish Lira
                           FRF - French Franc         USD - United States Dollar
                           GBP - British Pound        ZAR - South African Rand

                           (a) Valued by management (Note 1).
                           (b) All or a portion of this security has been
                               segregated to cover margin requirements on open financial futures contracts (Note 6).
                           (c) Represents investments of security lending
                               collateral (Note 1).
                           * Non-performing. Borrower not currently paying interest.
                           **  Non-income producing security.


10               See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)

-------------------------------------------------------------------------------------------------
Assets:
   Investments, at value (cost $967,636,972) (Note 1)                              $736,079,161
   Cash at interest on deposit at brokers (Note 1)                                    6,222,366
   Receivable for open swap contracts (Notes 1 and 6)                                23,876,168
   Receivable for investments sold                                                      692,092
   Interest receivable                                                               14,141,022
   Receivable for expenses waived or borne by Manager (Note 2)                           22,753
   Receivable for closed swap contracts (Notes 1 and 6)                                   8,253
                                                                                   ------------

       Total assets                                                                 781,041,815
                                                                                   ------------

Liabilities:
   Payable for investments purchased                                                    487,500
   Payable upon return of securities loaned (Note 1)                                  2,298,272
   Net payable for open forward foreign currency contracts (Notes 1 and 6)            3,256,511
   Payable for variation margin on open futures contracts (Notes 1 and 6)                12,893
   Payable for Fund shares repurchased                                                   68,275
   Payable to affiliate for (Note 2):
      Management fee                                                                    228,919
      Shareholder service fee                                                            83,735
   Accrued expenses and other liabilities                                               131,814
                                                                                   ------------

       Total liabilities                                                              6,567,919
                                                                                   ------------

Net assets                                                                         $774,473,896
                                                                                   ============

Net assets consist of:
   Paid-in capital                                                                 $953,957,676
   Accumulated undistributed net investment income                                   28,688,862
   Accumulated net realized gain                                                      2,693,353
   Net unrealized depreciation                                                     (210,865,995
                                                                                   ------------
                                                                                   $774,473,896
                                                                                   ============

Net assets attributable to:
   Class III shares                                                                $485,295,457
                                                                                   ============
   Class IV shares                                                                 $289,178,439
                                                                                   ============

Shares outstanding:
   Class III                                                                         67,373,696
                                                                                   ============
   Class IV                                                                          40,144,106
                                                                                   ============

Net asset value per share:
   Class III                                                                       $       7.20
                                                                                   ============
   Class IV                                                                        $       7.20
                                                                                   ============

               See accompanying notes to the financial statements.            11

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Interest (including securities lending income of $7,634)                                           $ 49,652,189
                                                                                                      ------------

       Total income                                                                                     49,652,189
                                                                                                      ------------

Expenses:
   Management fee (Note 2)                                                                               1,446,875
   Custodian fees                                                                                          246,229
   Audit fees                                                                                               41,582
   Legal fees                                                                                               22,787
   Transfer agent fees                                                                                      17,664
   Trustees fees (Note 2)                                                                                    4,687
   Registration fees                                                                                           637
   Miscellaneous                                                                                             2,851
   Fees waived or borne by Manager (Note 2)                                                                (90,208)
                                                                                                      ------------
                                                                                                         1,693,104
   Shareholder service fee (Note 2)
       Class III                                                                                           360,928
       Class IV                                                                                            172,765
                                                                                                      ------------
       Net expenses                                                                                      2,226,797
                                                                                                      ------------

          Net investment income                                                                         47,425,392
                                                                                                      ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                                      (1,470,482)
       Closed futures contracts                                                                            397,160
       Closed swap contracts                                                                             3,835,129
       Written options                                                                                 (10,985,695)
       Foreign currency, forward contracts and foreign currency related transactions                    12,398,441
                                                                                                      ------------
          Net realized gain                                                                              4,174,553
                                                                                                      ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                                      14,744,996
       Open futures contracts                                                                              531,971
       Open swap contracts                                                                               2,709,187
       Written options                                                                                  10,871,437
       Foreign currency, forward contracts and foreign currency related transactions                    (9,594,527)
                                                                                                      ------------

          Net unrealized gain                                                                           19,263,064
                                                                                                      ------------

       Net realized and unrealized gain                                                                 23,437,617
                                                                                                      ------------

Net increase in net assets resulting from operations                                                  $ 70,863,009
                                                                                                      ============

               See accompanying notes to the financial statements.
12

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          Six Months Ended
                                                                           August 31, 1999                      Year Ended
                                                                             (Unaudited)                     February 28, 1999
                                                                       -----------------------             ---------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                 $    47,425,392                    $    80,159,030
   Net realized gain (loss)                                                    4,174,553                        (59,206,097)
   Change in net unrealized appreciation (depreciation)                       19,263,064                       (318,647,695)
                                                                         ---------------                    ---------------

   Net increase (decrease) in net assets resulting from operations            70,863,009                       (297,694,762)
                                                                         ---------------                    ---------------

Distributions to shareholders from:
   Net investment income
       Class III                                                             (19,870,056)                        (7,987,181)
       Class IV                                                              (13,280,962)                        (9,997,511)
                                                                         ---------------                    ---------------
       Total distributions from net investment income                        (33,151,018)                       (17,984,692)
                                                                         ---------------                    ---------------
   Net realized gains
       Class III                                                                (784,344)                       (33,861,250)
       Class IV                                                                 (522,530)                       (42,566,783)
                                                                         ---------------                    ---------------
       Total distributions from net realized gains                            (1,306,874)                       (76,428,033)
                                                                         ---------------                    ---------------
   In excess of net realized gains
       Class III                                                                      --                            (58,659)
       Class IV                                                                       --                            (73,741)
                                                                         ---------------                    ---------------
       Total distributions in excess of net realized gains                            --                           (132,400)
                                                                         ---------------                    ---------------

                                                                             (34,457,892)                       (94,545,125)
                                                                         ---------------                    ---------------
   Net share transactions: (Note 5)
       Class III                                                              15,512,306                        168,649,238
       Class IV                                                              (51,064,487)                       226,245,142
                                                                         ---------------                    ---------------
   Increase (decrease) in net assets resulting from net
      share transactions                                                 $   (35,552,181)                   $   394,894,380
                                                                         ---------------                    ---------------

      Total increase in net assets                                               852,936                          2,654,493

Net assets:
   Beginning of period                                                       773,620,960                        770,966,467
                                                                         ---------------                    ---------------

   End of period (including accumulated undistributed net
      investment income of $28,688,862 and $14,414,488,
      respectively)                                                      $   774,473,896                    $   773,620,960
                                                                         ===============                    ===============


               See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A series of GMO Trust)

Financial Highlights
(For Class III shares outstanding throughout the period)
--------------------------------------------------------------------------------

                          Six Months Ended             Year Ended February 28/29,
                           August 31, 1999  ---------------------------------------------------
                             (Unaudited)     1999      1998       1997       1996       1995*
                          ----------------  -------  ---------  ---------  ---------  ---------
Net asset value, beginning
   of period                  $   6.89    $  11.64   $  14.09   $  11.76   $   8.39   $  10.00
                              ---------   ---------  ---------  ---------  ---------  ---------

Income from investment
  operations:
   Net investment income          0.42+       0.92+      1.13+      1.48       1.35       0.48
   Net realized and
      unrealized gain
      (loss)                      0.20       (4.41)      1.51       6.40       3.84      (1.59)
                              ---------   ---------  ---------  ---------  ---------  ---------

      Total from investment
      operations                  0.62       (3.49)      2.64       7.88       5.19      (1.11)
                              ---------   ---------  ---------  ---------  ---------  ---------

Less distributions to
  shareholders:
   From net investment
      income                     (0.30)      (0.23)     (0.84)     (1.58)     (1.17)     (0.40)
   From net realized gains       (0.01)      (1.03)     (4.25)     (3.97)     (0.65)        --
   In excess of net
      realized gains                --          --(a)      --         --         --      (0.10)
                              ---------   ---------  ---------  ---------  ---------  ---------

      Total distributions        (0.31)      (1.26)     (5.09)     (5.55)     (1.82)     (0.50)
                              ---------   ---------  ---------  ---------  ---------  ---------
Net asset value, end
   of period                  $   7.20    $   6.89   $  11.64   $  14.09   $  11.76   $   8.39
                              =========   =========  =========  =========  =========  =========

Total Return (b)                  8.96%     (32.94)%    22.27%     74.32%     63.78%    (11.65)%

Ratios/Supplemental Data:
   Net assets, end of
      period (000's)          $485,295    $450,336   $460,387   $555,452   $615,485   $243,451
   Net expenses to average
      daily net assets            0.56%**     0.56%      0.53%      0.57%      0.50%      0.50%**
   Net investment income
      to average daily net       11.38%**    10.99%      8.62%      8.35%     12.97%     10.57%**
      assets
   Portfolio turnover rate          49%        272%       255%       152%       158%       104%
   Fees and expenses
      voluntarily waived
      or borne by the
      Manager consisted of
      the following per             --(c)     0.02   $   0.03   $   0.03   $   0.02   $   0.01
      share amounts:

* For the period from April 19, 1994 (commencement of operations) to February 28, 1995.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
(a)  The distribution in excess of net realized gains was $.002.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.



14               See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                       Six Months
                                                          Ended
                                                     August 31, 1999    Year Ended February 28,
                                                     ---------------   ------------------------
                                                       (Unaudited)        1999         1998 **
                                                     ---------------   ----------     ---------
Net asset value, beginning of period                     $   6.90       $ 11.63       $  10.99
                                                         --------       -------       --------

Income from investment operations:
   Net investment income                                     0.43+         0.91+          0.10+
   Net realized and unrealized gain (loss)                   0.19         (4.37)          0.54
                                                         --------       -------       --------

      Total from investment operations                       0.62         (3.46)          0.64
                                                         --------       -------       --------

Less distributions to shareholders:
   From net investment income                               (0.31)        (0.24)            --
   From net realized gains                                  (0.01)        (1.03)            --
   In excess of net realized gains                             --            --(b)          --
                                                         --------       -------       --------

      Total distributions                                   (0.32)        (1.27)            --
                                                         --------       -------       --------
Net asset value, end of period                           $   7.20       $  6.90       $  11.63
                                                         ========       =======       ========

Total Return (a)                                             8.97%       (32.82)%         5.82%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                     $289,178       $323,285      $310,580
   Net expenses to average daily net assets                  0.51%*        0.51%          0.50%*
   Net investment income to average daily net
      assets                                                11.60%*       10.87%          7.17%*
   Portfolio turnover rate                                     49%          272%           255%
   Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per
      share amounts:                                           --(c)    $  0.02             --(c)

*    Annualized.
**   Period from January 9, 1998 (commencement of operations) to February 28,
     1998.
+    Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)  The distribution in excess of net realized gains was $.002.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.


               See accompanying notes to the financial statements.            15

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks to earn high total return through investment in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index Plus.

     The Fund offers two classes of shares: Class III and Class IV. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has reasons to suspect that a price supplied may not be reliable.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.


     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.


     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.


     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.


     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At August 31, 1999, $6,222,366 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1999.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Reverse repurchase agreements
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. At August 31, 1999, the Fund had not entered into a reverse repurchase agreement.


     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $2,159,563 collateralized by cash in the amount of $2,298,272, which was invested in short-term instruments.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Income is not recognized and discounts are not amortized on securities for which collection is not expected. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities adjusted for inflation is recorded as interest income.

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.


     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .50% of the amount invested. In the case of cash redemptions, the fee is .25% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. In addition, the purchase premium or redemption fee for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1999, the Fund received $308,785 in purchase premiums and $301,327 in redemption fees. There is no premium for reinvested distributions.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Investment risk
     Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .10% for Class IV shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .50% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .35% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $4,687. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $378,254,653 and $391,606,022, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                        Gross Unrealized   Gross Unrealized    Net Unrealized
      Aggregate Cost      Appreciation       Depreciation       Depreciation
     ----------------  ------------------ ------------------  ----------------
      $ 967,636,972       $ 23,313,939       $ 254,871,750     $ 231,557,811


4.   Principal shareholders

     At August 31, 1999, 33.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                         Six Months Ended                 Year Ended
                                          August 31, 1999              February 28, 1999
                                   ----------------------------- -----------------------------
     Class III:                         Shares         Amount         Shares         Amount
                                   -------------- -------------- -------------- --------------
     Shares sold                      7,722,221  $  59,284,171     45,405,396  $ 367,745,404
     Shares issued to shareholders
        in reinvestment of
        distributions                 2,011,190     14,902,922      3,380,175     32,138,997
     Shares repurchased              (7,676,300)   (58,674,787)   (23,019,717)  (231,235,163)
                                   -------------- -------------- -------------- --------------
     Net increase                     2,057,111  $  15,512,306     25,765,854  $ 168,649,238
                                   ============== ============== ============== ==============


                                         Six Months Ended                 Year Ended
                                          August 31, 1999              February 28, 1999
                                   ----------------------------- -----------------------------
     Class IV:                          Shares         Amount         Shares         Amount
                                   -------------- -------------- -------------- --------------
     Shares sold                      4,699,412  $  35,002,726     21,916,084  $ 239,168,023
     Shares issued to shareholders
        in reinvestment of
        distributions                 1,780,755     13,195,400      5,400,677     51,286,039
     Shares repurchased             (13,221,257)   (99,262,613)    (7,130,859)   (64,208,920)
                                   -------------- -------------- -------------- --------------
     Net increase (decrease)         (6,741,090) $ (51,064,487)    20,185,902  $ 226,245,142
                                   ============== ============== ============== ==============

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:


     Short forward currency contracts

                                                                                Net Unrealized
       Settlement                                                                 Appreciation
          Date            Deliver       Units of Currency        Value           (Depreciation)
     --------------- ------------------ -------------------- ---------------   -----------------
        10/14/99            CHF                 66,400,000  $    44,071,225   $        945,724
        10/15/99            EUR                 92,500,000       98,056,933          1,195,567
        9/23/99             GBP                  1,500,000        2,412,632            (56,342)
        9/09/99             JPY              8,000,000,000       73,065,400         (5,268,790)
        10/07/99            ZAR                 35,000,000        5,711,465            (72,670)
                                                                               ----------------
                                                                               $    (3,256,511)
                                                                               ================

     Short futures contracts


        Number                                                                     Net Unrealized
         of                                                          Contract       Appreciation
      Contracts                Type               Expiration Date     Value        (Depreciation)
     ----------- ------------------------------- ---------------- -------------- ----------------
         95      German Government Bond           September 1999 $ 10,824,601   $    621,636
         6       Japanese Government Bond 10 yr     March 2000      7,058,051        (14,027)
                                                                                -------------
                                                                                $    607,609
                                                                                =============

     At August 31, 1999, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Written option transactions


                                                          Puts
                                          Principal Amount
                                            of Contracts
                                           (000's omitted)      Premiums
                                          ------------------ ----------------
     Outstanding, beginning of period    $        17,500    $     713,125
     Options written                                  --               --
     Options exercised                                --               --
     Options expired                             (17,500)        (713,125)
     Options sold                                     --               --
                                          ------------------ ----------------
     Outstanding, end of period          $            --    $          --
                                          ================== ================


                                                         Calls
                                          Principal Amount
                                            of Contracts
                                           (000's omitted)      Premiums
                                          ------------------ ----------------
     Outstanding, beginning of period    $        17,500    $     836,938
     Options written                                  --               --
     Options exercised                                --               --
     Options expired                                  --               --
     Options sold                                (17,500)        (836,938)
                                          ------------------ ----------------
     Outstanding, end of period          $            --    $          --
                                          ================== ================

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements


                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
     Credit Default Swaps

        10,000,000 USD       9/15/00    Agreement with Morgan Guaranty Trust Company   $    (286,611)
                                        dated 9/10/98 to pay 2.20% per year times
                                        the notional amount.  The Fund receives
                                        payment only upon a default event in Poland,
                                        the notional amount times the difference
                                        between the par value and the then-market
                                        value of Republic of Poland Past Due
                                        Interest "PDI" Bond due 10/27/14.

        15,000,000 USD       11/03/00   Agreement with Credit Suisse Financial              (179,201)
                                        Products dated 10/29/97 to pay 3.45% per
                                        year times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Bulgaria, the notional amount times the
                                        difference between the purchase cost of
                                        59.50 USD and the then-market value of
                                        Bulgaria FLIRB Note Series A due 7/28/12.

        10,000,000 USD       11/07/00   Agreement with Credit Suisse Financial               (51,220)
                                        Products dated 11/04/97 to pay 3.50% per
                                        year times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Brazil, the notional amount times the
                                        difference between the purchase cost of
                                        74.75 USD and the then-market value of
                                        Brazil Debt Conversion "DCB" Bond due
                                        4/15/12.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        10,000,000 USD       12/18/00   Agreement with Morgan Guaranty Trust Company   $    (193,469)
                                        dated 12/11/98 to pay 6.50% per year times
                                        the notional amount.  The Fund receives
                                        payment only upon a default event in
                                        Argentina, the notional amount times the
                                        difference between the par value and the
                                        then-market value of Republic of Argentina
                                        Floating Rate Bond due 3/31/05.

        20,000,000 USD       3/01/01    Agreement with Morgan Guaranty Trust Company        (665,153)
                                        dated 2/24/99 to pay 4.60% per year times
                                        the notional amount.  The Fund receives
                                        payment only upon a default event in
                                        Bulgaria, the notional amount times the
                                        difference between the par value and the
                                        then-market value of Bulgaria IAB Floating
                                        Rate Bond due 7/28/11.

        21,500,000 USD       5/29/01    Agreement with Credit Suisse Financial            12,153,413
                                        Products dated 5/21/97 to pay 4.78% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Ecuador, the notional amount times the
                                        difference between the par value and the
                                        then-market value of Republic of Ecuador
                                        Past Due Interest "PDI" Floating Rate Note
                                        due 2/27/15.

        47,000,000 USD       5/29/01    Agreement with Credit Suisse Financial            12,556,050
                                        Products dated 5/23/97 to pay 3.30% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Ecuador, the notional amount times the
                                        difference between the purchase cost of
                                        60.25 USD and the then-market value of the
                                        Republic of Ecuador Past Due Interest "PDI"
                                        Floating Rate Note due 2/27/15.


GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        25,000,000 USD       9/10/01    Agreement with Credit Suisse Financial         $   1,426,088
                                        Products dated 9/05/97 to pay 1.75% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Brazil, the notional amount times the
                                        difference between the purchase cost of
                                        83.625 USD and the then-market value of
                                        Brazil Debt Conversion "DCB" Bond due
                                        4/15/12.

        15,000,000 USD       6/05/02    Agreement with Lehman Brothers International        (442,721)
                                        (Europe) dated 5/25/99 to pay 3.75% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Mexico, the notional amount times the
                                        difference between the purchase cost of
                                        96.25 USD and the then-market value of
                                        United Mexican States, 9.875% due 1/15/07.

        10,000,000 USD       5/15/03    Agreement with Banque Paribas dated 5/12/98          227,681
                                        to pay .75% per year times the notional
                                        amount.  The Fund receives payment only upon
                                        a default event, the notional amount times
                                        the difference between the par value and the
                                        then-market value of any series of Banco
                                        Latinoamericano de Exportaciones S.A. Euro
                                        Medium Term Notes.

        10,000,000 USD       5/15/03    Agreement with Banque Paribas dated 10/01/98        (539,967)
                                        to pay 3.50% per year times the notional
                                        amount.  The Fund receives payment only upon
                                        a default event, the notional amount times
                                        the difference between the par value and the
                                        then-market value of any series of Banco
                                        Latinoamericano de Exportaciones S.A. Euro
                                        Medium Term Notes.


GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        15,000,000 USD       6/20/03    Agreement with Goldman Sachs International     $   1,927,726
                                        dated 1/14/99 to receive 11.60% per year
                                        times the notional amount.  The Fund pays
                                        only upon a default event in Colombia, the
                                        notional amount times the difference between
                                        the par value and the then-market value of
                                        Republic of Colombia, 7.625% due 2/15/07.

     Interest Rate Swaps

         2,400,000 CHF       6/05/05    Agreement with Morgan Guaranty Trust Company          (1,273)
                                        dated 6/03/98 to pay the notional amount
                                        multiplied by 3.245% and to receive the
                                        notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

         3,300,000 CHF       6/10/05    Agreement with Credit Suisse Financial                 2,323
                                        Products dated 6/08/98 to pay the notional
                                        amount multiplied by 3.2625% and to receive
                                        the notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

         2,500,000 CHF       6/11/05    Agreement with Morgan Guaranty Trust Company         218,620
                                        dated 6/09/98 to pay the notional amount
                                        multiplied by 3.245% and to receive the
                                        notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

        13,500,000 CHF       6/11/05    Agreement with Morgan Guaranty Trust Company         (10,076)
                                        dated 9/30/98 to pay the notional amount
                                        multiplied by 3.245% and to receive the
                                        notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.


GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
     Total Return Swaps

        16,818,200 USD/      9/03/99    Agreement with Morgan Guaranty Trust Company   $       27,105
        24,600,000 USD                  dated 6/01/99 to receive (pay) the notional
                                        amount multiplied by the change in market
                                        value (including accrued interest) of Republic
                                        of Argentina Discount L Floating Rate Note due
                                        3/31/23 and to pay initial market value
                                        multiplied by 3 month LIBOR adjusted by a
                                        specified spread.

        15,677,924 USD/      9/07/99    Agreement with Morgan Guaranty Trust Company          541,707
        14,500,000 USD                  dated 8/2/99 to receive (pay) the notional
                                        amount multiplied by the change in market
                                        value (including accrued interest) of United
                                        Mexican States, 11.50% due 5/15/26 and to pay
                                        initial market value multiplied by 2 month
                                        LIBOR adjusted by a specified spread.

        10,024,743 USD/      9/07/99    Agreement with Morgan Guaranty Trust Company          548,348
        11,000,000 USD                  dated 8/3/99 to receive (pay) the notional
                                        amount multiplied by the change in market
                                        value (including accrued interest) of Republic
                                        of Argentina, 11.75% due 4/07/09 and to pay
                                        initial market value multiplied by 2 month
                                        LIBOR adjusted by a specified spread.

        24,239,854 USD/      9/07/99    Agreement with Morgan Guaranty Trust Company         (166,848)
        26,000,000 USD                  dated 8/02/99 to receive (pay) the notional
                                        amount multiplied by the change in market value
                                        (including accrued interest) of Republic of
                                        Argentina, 12.125% due 2/25/19 and to pay
                                        initial market value multiplied by 2 month
                                        LIBOR adjusted by a specified spread.


GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        6,480,278 USD/       9/15/99    Agreement with Morgan Guaranty Trust Company    $    (73,654)
        10,000,000 USD                  dated 8/11/99 to receive (pay) the notional
                                        amount multiplied by the change in
                                        market value (including accrued
                                        interest) of Republic of Venezuela,
                                        9.25% due 9/15/27 and to pay initial
                                        market value multiplied by 5.25%.

        7,462,292 USD/       9/15/99    Agreement with Morgan Guaranty Trust Company        (101,522)
         7,000,000 USD                  dated 6/10/99 to receive (pay) the notional
                                        amount multiplied by the change in
                                        market value (including accrued
                                        interest) of Korea Republic, 8.875% due
                                        4/15/08 and to pay initial market value
                                        multiplied by 3 month LIBOR adjusted by
                                        a specified spread.

        4,407,968 USD/       9/27/99    Agreement with Morgan Guaranty Trust Company          74,674
         6,000,000 USD                  dated 8/24/99 to receive (pay) the notional
                                        amount multiplied by the change in
                                        market value (including accrued
                                        interest) of Brazilian Capitalization
                                        Floating Rate Note due 4/15/14 and to
                                        pay initial market value multiplied by 1
                                        month LIBOR adjusted by a specified
                                        spread.

        10,289,049 USD/      9/27/99    Agreement with Deutsche Bank AG dated                (17,953)
        11,000,000 USD                  8/24/99 to receive (pay) the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Republic
                                        of Argentina, 11.75% due 4/07/09 and to
                                        pay initial market value multiplied by 1
                                        month LIBOR adjusted by a specified
                                        spread.


GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------

        11,511,889 USD/      9/27/99    Agreement with Deutsche Bank AG dated          $    237,950
        19,000,000 USD                  8/24/99 to receive (pay) the notional
                                        amount multiplied by the change in market
                                        value (including accrued interest) of
                                        Republic of Bulgaria FLIRB Series A
                                        Floating Rate Note due 7/28/12 and to
                                        pay initial market value multiplied by
                                        1 month LIBOR adjusted by a specified
                                        spread.

        16,806,417 USD/      10/01/99   Agreement with Morgan Guaranty Trust Company        (673,678)
        23,500,000 USD                  dated 6/24/99 to receive (pay) the notional
                                        amount multiplied by the change in market
                                        value (including accrued interest) of
                                        Republic of Argentina Discount L Floating
                                        Rate Note due 3/31/23 and to pay initial
                                        market value multiplied by 4 month LIBOR
                                        adjusted by a specified spread.

        11,050,948 USD/      10/20/99   Agreement with Morgan Guaranty Trust Company           4,668
        13,000,000 USD                  dated 8/18/99 to receive (pay) the notional
                                        amount multiplied by the change in market
                                        value (including accured interest) of Mexico
                                        Discount Floating Rate Note Series A due
                                        12/31/19 and to pay initial market value
                                        multiplied by 1 month LIBOR adjusted by a
                                        specified spread.

        4,694,227 USD/       11/26/99   Agreement with Bank of America dated              (2,701,112)
      900,000,000,000 TRL               11/25/97 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Turkey
                                        Indexed Linked Bond due 11/26/99 and to
                                        pay initial market value multiplied by 3
                                        month LIBOR adjusted by a specified spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        14,010,944 USD/      1/19/00    Agreement with Morgan Guaranty Trust Company  $     (482,379)
        22,000,000 USD                  dated 7/08/99 to receive (pay) the notional
                                        amount multiplied by the change in
                                        market value (including accrued
                                        interest) of Brazil Discount ZL Floating
                                        Rate Note due 4/15/24 and to pay initial
                                        market value multiplied by 6 month LIBOR
                                        adjusted by a specified spread.

        15,427,083 USD/      2/09/00    Agreement with Morgan Guaranty Trust Company          27,542
        25,000,000 USD                  dated 8/11/99 to receive (pay) the notional
                                        amount multiplied by the change in
                                        market value (including accrued
                                        interest) of Brazil Discount ZL Floating
                                        Rate Note due 4/15/24 and to pay initial
                                        market value multiplied by 5.95%.

        10,017,500 USD/      2/14/00    Agreement with Morgan Guaranty Trust Company         352,698
        15,000,000 USD                  dated 8/11/99 to receive (pay) the notional
                                        amount multiplied by the change in
                                        market value (including accrued
                                        interest) of Republic of Argentina
                                        Discount L Floating Rate Note due
                                        3/31/23 and to pay initial market value
                                        multiplied by 5.95%.

        7,549,667 USD/       2/18/00    Agreement with Morgan Guaranty Trust Company          61,901
        11,000,000 USD                  dated 8/17/99 to receive (pay) the notional
                                        amount multiplied by the change in
                                        market value (including accrued
                                        interest) of Republic of Argentina
                                        Discount L Floating Rate Note due
                                        3/31/23 and to pay initial market value
                                        multiplied by 6 month LIBOR adjusted by
                                        a specified spread.


GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        4,326,073 USD/       2/29/00    Agreement with Morgan Guaranty Trust Company   $          --
        7,000,000 USD                   dated 8/31/99 to receive (pay) the notional
                                        amount multiplied by the change in
                                        market value (including accrued
                                        interest) of Brazil Discount ZL Floating
                                        Rate Note due 4/15/24 and to pay initial
                                        market value multiplied by 1 month LIBOR
                                        adjusted by a specified spread.

        15,000,000 USD       5/25/00    Agreement with Morgan Guaranty Trust Company          74,511
                                        dated 5/25/99 to pay the notional amount
                                        multiplied by the return on the Merrill
                                        Lynch High Yield Corporate Index and to
                                        receive the notional amount multiplied by 3
                                        month LIBOR adjusted by a specified spread.
                                                                                       ---------------
                                                                                      $   23,876,168
                                                                                       ===============


     See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO International Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


         Par Value      Description                                                 Value ($)
--------------------------------------------------------------------------------------------------
                        Debt Obligations -- 99.0%

                        Argentina -- 0.7%
USD        500,000      Republic of Argentina, 12.13%, due 2/25/19                      463,750
USD      1,000,000      Republic of Argentina Discount Bond,
                             Variable Rate, 6 mo. LIBOR + .81%, 6.00%, due
                           3/31/23                                                      677,500
                                                                                 --------------
                                                                                      1,141,250
                                                                                 --------------

                        Australia -- 4.5%
GBP      2,000,000      Commonwealth Bank Australia Series EMTN, 8.13%, due           3,507,048
                           12/07/06
AUD      2,620,000      Queensland Treasury Corp, 8.00%, due 9/14/07                  1,809,699
USD      2,500,000      Westralia Airports Corp, 144A, 6.48%, due 4/01/10             2,324,500
                                                                                 --------------
                                                                                      7,641,247
                                                                                 --------------

                        Brazil -- 1.4%
USD      3,500,000      Brazil New Money Bond,
                           Variable Rate, 6 mo. LIBOR + .88%, 5.94%, due
                           4/15/09                                                    2,310,000
                                                                                 --------------

                        Bulgaria -- 1.8%
USD      1,000,000      Bulgaria Discount Bond Series B,
                           Variable Rate, 6 mo. LIBOR + 1.31%, 7.00%, due
                           7/28/24                                                      670,000
USD      5,000,000      Bulgaria Discount Series B Interest Strips, Basket 2,
                           0.00%, due 7/28/24                                           572,500

USD     10,000,000      Bulgaria Discount Strips, 0.00%, due 7/28/24(a)               1,857,847
                                                                                 --------------
                                                                                      3,100,347
                                                                                 --------------

                        Canada -- 8.7%
CAD        750,000      Government of Canada, 10.25%, due 3/15/14                       716,677
CAD      5,000,000      Government of Canada Real Return, 4.25%, due 12/01/21         3,848,412
CAD      3,000,000      Government of Canada Real Return, 4.25%, due 12/01/26         2,192,079
CAD      2,000,000      Province of British Columbia, 7.88%, due 11/30/23             1,544,029
GBP      3,500,000      Province of Quebec, 8.62%, due 11/04/11                       6,508,218
                                                                                 --------------
                                                                                     14,809,415
                                                                                 --------------

                        Cayman Islands -- 7.3%
GBP      2,000,000      BA Credit Card Corp Series 97-1, 7.13%, due 9/15/02           3,234,974
GBP      2,000,000      Chester Asset Receivables, Inc., Deal 2,
                           Variable Rate, 3 mo. GBP LIBOR + .10%, 5.24%, due
                           6/15/01                                                    3,211,498
CAD      2,000,000      Government of Canada (Cayman), 7.25%, due 6/01/08             1,424,742
USD      5,000,000      Pemex Finance Ltd Series 1A Class A2, 144A, 6.30%,
                           due 5/15/10                                                4,525,000
                                                                                 --------------
                                                                                     12,396,214
                                                                                 --------------

               See accompanying notes to the financial statements.             1

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

         Par Value      Description                                                 Value ($)
--------------------------------------------------------------------------------------------------
                        Chile -- 1.9%
USD      3,500,000      Banco Santander, 6.50%, due 11/01/05                          3,320,625
                                                                                 --------------

                        Ecuador -- 0.4%
USD      2,000,000      Republic of Ecuador Par Bond,
                           Variable Rate, Step Up, 4.00%, due 2/28/25                   625,000
                                                                                 --------------

                        France -- 1.4%
FRF     14,000,000      Auxiliare Credit Foncier, 10.00%, due 4/20/01                 2,457,347
                                                                                 --------------

                        Germany -- 1.8%
GBP      3,000,000      Schweiz Bankgesellschaft, Zero Coupon, due 3/31/06            3,145,248
                                                                                 --------------

                        Japan -- 9.0%
GBP      2,000,000      Export Import Bank of Japan, 10.75%, due 5/15/01              3,429,864
GBP      2,000,000      Japan Finance Corp Municipal Enterprises, 9.13%, due          3,563,328
                           2/16/05
USD      1,030,000      Japan Highway Public Corporation, 7.63%, due 9/22/04          1,063,475
GBP      4,000,000      Kobe City, 9.50%, due 10/20/04                                7,190,975
                                                                                 --------------
                                                                                     15,247,642
                                                                                 --------------

                        Jordan -- 0.5%
USD      1,000,000      Hashemite Kingdom of Jordan Par Bond,
                           Variable Rate, Step Up, 5.50%, due 12/23/23                  560,000
USD        500,000      Hashemite Kingdom of Jordan Par Bond,
                           Variable Rate, Step Up, 144A, 5.50%, due 12/23/23            285,000
                                                                                 --------------
                                                                                        845,000
                                                                                 --------------

                        Mexico -- 3.8%
FRF     15,000,000      Mexico Par Bond, 6.63%, due 12/31/19                          1,896,151
CHF     12,000,000      Mexico Par Bond, 3.75%, due 12/31/19                          4,554,155
                                                                                 --------------
                                                                                      6,450,306
                                                                                 --------------

                        New Zealand -- 2.0%
NZD      6,800,000      New Zealand Index Linked Bond, 4.50%, due 2/15/16             3,479,952
                                                                                 --------------

                        Nigeria -- 0.4%
USD      1,228,385      Central Bank of Nigeria Par Bond,
                           Variable Rate, Step Up, 6.25%, due 11/15/20                  651,044
                                                                                 --------------

                        Norway -- 0.5%
SEK      6,300,000      A/S Eksportfinans, 7.50%, due 8/16/01                           796,749
                                                                                 --------------

2                            See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

         Par Value      Description                                                 Value ($)
--------------------------------------------------------------------------------------------------
                        Russia -- 0.0%
USD        331,679      Russia Vnesheconombank IAN,
                           Variable Rate, 6 mo. LIBOR + .81%, 0.00%, due
                           12/15/15*                                                     47,886
                                                                                 --------------

                        Supra National -- 3.2%
AUD     14,000,000      European Bank for Reconstruction and Development,
                           Zero Coupon, due 2/10/28                                   1,147,215
CAD        700,000      European Investment Bank, 8.50%, due 8/30/05                    520,239
GBP      2,000,000      International Bank for Reconstruction and
                           Development, 11.50%, due 11/09/03                          3,801,312
                                                                                 --------------
                                                                                      5,468,766
                                                                                 --------------

                        Sweden -- 7.1%
SEK     20,000,000      Government of Sweden Index Linked Bond, 4.00%, due            2,422,085
                           12/01/20
SEK     76,600,000      Kingdom of Sweden, 6.00%, due 2/09/05                         9,588,215
                                                                                 --------------
                                                                                     12,010,300
                                                                                 --------------

                        United States -- 42.2%

                        Asset Backed Securities -- 34.0%
USD      5,000,000      Aircraft Finance Trust Series 99-1A Class A1, 144A,
                           Variable Rate, 1 mo. LIBOR + .48%, 5.75%, due
                           5/15/24                                                    4,964,648
USD      3,000,000      American Express Credit Account Master Trust Series 98-1A,
                           Variable Rate, 1 mo. LIBOR + .09%, 5.36%, due 1/17/06      2,984,414
USD      5,000,000      Augusta Funding Ltd X, 144A,
                           Variable Rate, 3 mo. LIBOR + .25%, 5.58%, due
                           6/30/17                                                    4,729,688
USD      5,000,000      Big Flower Receivables Master Trust 96-2 Class A,
                           Variable Rate, LIBOR + .25%, 5.61%, due 4/25/03            4,912,500
USD      6,000,000      Circuit City Credit Card Master Trust 96-1 Class A,
                           Variable Rate, 1 mo. LIBOR + .17%, 5.48%, due
                           10/15/06                                                   5,973,516
USD      3,500,000      Discover Card Master Trust I Series 99-3 Class A,
                           Variable Rate, 1 mo. LIBOR + .11%, 5.38%, due
                           9/15/04(b)                                                 3,492,344
USD      5,000,000      Dreamworks Film Trust Series 1 Class A,
                           Variable Rate, 3 mo. LIBOR + .22%, 5.53%, due
                           10/15/06                                                   4,988,281
USD      4,841,760      Northstar CBO Ltd. Series 97-2 Class A2, 144A, 6.62%,
                           due 7/15/09                                                4,724,498
USD      5,000,000      Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                           Variable Rate, Step Up, 6.33%, due 9/15/09                 5,073,438
USD      5,966,000      SMS Student Loan Trust 94-A Certificates,
                           Variable Rate, 1 mo. LIBOR + .70%, 5.88%, due
                           7/26/21                                                    5,961,227
USD      5,000,000      Society Student Loan Trust 93-A Class B,
                           Variable Rate, 1 mo. LIBOR + .75%, 5.93%, due
                           7/25/03                                                    5,009,000

               See accompanying notes to the financial statements.             3

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


         Par Value      Description                                                 Value ($)
--------------------------------------------------------------------------------------------------
                         Asset Backed Securities -- continued
USD      5,000,000       Starvest Emerging Markets CBO-I Series 1A, Class A,
                           Variable Rate, 6 mo. LIBOR + .19%, 144A, 5.83%,
                           due 7/30/11                                                4,824,219
                                                                                 --------------
                                                                                     57,637,773
                                                                                 --------------

                        Corporate Debt -- 1.0%
SEK     14,000,000      Toyota Motor Credit, 7.50%, due 8/06/01                       1,763,434
                                                                                 --------------

                        U.S. Government Agency -- 7.2%
USD      2,500,990      Agency for International Development Floater (Support of
                           Honduras),
                           Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 5.23%,
                             due 10/01/11                                             2,413,455
USD      1,000,000      Agency for International Development Floater (Support
                           of India),
                           Variable Rate, 3 mo. LIBOR + .10%, 5.41%, due
                           2/01/27                                                      980,000
USD      1,737,241      Agency for International Development Floater (Support of
                           Morocco),
                           Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 5.66%,
                             due 11/15/14                                             1,689,467
USD      3,276,433      Agency for International Development Floater (Support of
                           Peru),
                           Series A, Variable Rate, 6 mo. U.S. Treasury
                           Bill + .35%, 5.56%, due 5/01/14                            3,145,375
USD        166,667      Agency for International Development Floater (Support of
                           Peru),
                           Variable Rate, 3 mo. U.S. Treasury Bill x 114%, 5.21%,
                            due 2/01/02                                                 165,834
USD      4,000,000      Federal Home Loan Bank,
                           Variable Rate, CPI + 3.15%, 5.29%, due 2/15/02(c)          3,818,000
                                                                                 --------------
                                                                                     12,212,131
                                                                                 --------------

                        Total United States                                          71,613,338
                                                                                 --------------

                        Venezuela -- 0.4%
USD      1,000,000      Republic of Venezuela Discount Bond Series B,
                           Variable Rate, 6 mo. LIBOR + .81%, 6.00%, due
                           3/31/20                                                      620,000
                                                                                 --------------

                        TOTAL DEBT OBLIGATIONS  (COST  $174,636,068)                168,177,676
                                                                                  --------------

4               See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

         Par Value      Description                                                 Value ($)
--------------------------------------------------------------------------------------------------
                        LOAN ASSIGNMENTS -- 0.7%

                        Russia -- 0.7%
USD      9,646,950      Russia Vnesh Restructured Loan Agreements*                    1,073,223
                                                                                 --------------

                        TOTAL LOAN ASSIGNMENTS  (COST  $4,624,582)                    1,073,223
                                                                                 --------------



         Principal Amount
         ----------------

                        CALL OPTIONS PURCHASED -- 0.1%

                        Options on Currency -- 0.1%
USD     12,880,000      Euro, Expires 5/03/00, Strike 1.12                              155,848
USD      6,300,000      Japanese Yen, Expires 11/16/99, Strike 112.70                    58,590
                                                                                 --------------
                                                                                        214,438
                                                                                 --------------

                        TOTAL CALL OPTIONS PURCHASED
                         (COST  $674,121)                                               214,438
                                                                                 --------------
                        PUT OPTIONS PURCHASED -- 0.4%

                        Options on Currency -- 0.4%
USD     12,305,000      Euro, Expires 5/03/00, Strike 1.07                              396,221
USD      6,300,000      Japanese Yen, Expires 11/16/99, Strike 112.70                   328,230
                                                                                 --------------
                                                                                        724,451
                                                                                 --------------

                        TOTAL PUT OPTIONS PURCHASED
                         (COST  $455,351)                                               724,451
                                                                                 --------------

          Shares
          ------
                        RIGHTS AND WARRANTS -- 0.0%

                        Argentina -- 0.0%
             1,000      Republic of Argentina Warrants, Expires 2/25/00**                 6,000
                                                                                 --------------

                        Mexico -- 0.0%
        10,614,000      United Mexican States Warrants, Expires 6/30/03**                    --
                                                                                 --------------

                        Nigeria -- 0.0%
             1,227      Central Bank of Nigeria Payment Adjusted Warrants,
                        Expires 11/15/20**                                                   --
                                                                                 --------------

               See accompanying notes to the financial statements.             5

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

          Shares/
          Par Value     Description                                                Value ($)
--------------------------------------------------------------------------------------------------

                        Venezuela -- 0.0%
             7,140      Republic of Venezuela Recovery Warrants,
                        Expires 04/15/20**                                                   --
                                                                                 --------------

                        TOTAL RIGHTS AND WARRANTS  (COST  $28,221)                        6,000
                                                                                 --------------

                        SHORT-TERM INVESTMENTS -- 1.6%

                        Cash Equivalents -- 0.3%
USD        392,419      BankBoston Eurodollar Time Deposit, 5.4325%, due                392,419
                        10/29/99(d)
           104,953      Merrimac Cash Fund Premium Class(d)                             104,953
                                                                                 --------------
                                                                                        497,372
                                                                                 --------------

                        Commercial Paper -- 1.3%
USD      2,124,000      Merrill Lynch, 5.55%, due 9/01/99                             2,124,000
                                                                                 --------------

                        Repurchase Agreements -- 0.0%
USD            449      Salomon Smith Barney Inc. Repurchase Agreement, dated
                        8/31/99, due 9/1/99, with a maturity value of $449
                        and an effective yield of 4.68%, collateralized by a
                        U.S. Treasury Obligation with a rate of 8.125%,
                        maturity date of 8/15/21 and market value, including
                        accrued interest, of $457.                                          449
                                                                                 --------------

                        TOTAL SHORT-TERM INVESTMENTS
                         (COST  $2,621,821)                                           2,621,821
                                                                                 --------------

                        TOTAL INVESTMENTS -- 101.8%
                        (Cost $183,040,164)                                         172,817,609

                        Other Assets and Liabilities (net)-- (1.8)%                  (2,979,952)
                                                                                 --------------

                        TOTAL NET ASSETS-- 100%                                  $  169,837,657
                                                                                 ==============

6               See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

                        Notes to the Schedule of Investments:

                        CPI - Consumer Price Index

                        EMTN - Euromarket Medium Term Note

                        IAN - Interest Arrears Note

                        144A - Securities exempt from registration under Rule
                           144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                        Variable and Step up rates - The rates shown on
                           variable and step up rate notes are the current interest rates at August 31, 1999, which are subject to change based on the terms of the security, including varying reset dates.

                        Currency Abbreviations
                        AUD - Australian Dollar                      GBP - British Pound
                        BEF - Belgian Franc                          ITL - Italian Lira
                        CAD - Canadian Dollar                        JPY - Japanese Yen
                        CHF - Swiss Franc                            NZD - New Zealand Dollar
                        EUR - Euro                                   SEK - Swedish Krona
                        FRF - French Franc                           USD - United States Dollar

                        (a) Valued by management (Note 1).
                        (b) All or a portion of this security has been
                            segregated to cover collateral requirements on the reverse repurchase agreement (Note 6).
                        (c) All or a portion of this security has been
                            segregated to cover margin requirements on open financial futures contracts (Note 6).
                        (d) Represents investments of security lending
                            collateral (Note 1).
                         * Non-performing. Borrower not currently paying interest.
                         ** Non-income producing security.

               See accompanying notes to the financial statements.             7

GMO International Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------
Assets:
      Investments, at value (cost $183,040,164) (Note 1)                           $172,817,609
      Cash at interest on deposit at brokers (Note 1)                                 1,773,574
      Foreign currency, at value (cost $40,067) (Note 1)                                 39,876
      Interest receivable                                                             3,570,862
      Receivable for variation margin on open futures contracts (Notes 1 and 6)          99,323
      Net receivable for open forward foreign currency contracts (Notes 1 and 6)      1,544,833
      Receivable for expenses waived or borne by Manager (Note 2)                        15,133
                                                                                   ------------

       Total assets                                                                 179,861,210
                                                                                   ------------

Liabilities:
      Payable for investments purchased                                               4,925,278
      Payable upon return of securities loaned (Note 1)                                 497,372
      Written options outstanding, at value (premiums $869,022) (Notes 1 and 6)         335,160
      Payable for open swap contracts (Notes 1 and 6)                                   456,864
      Payable to affiliate for (Note 2):
       Management fee                                                                    35,895
       Shareholder service fee                                                           20,345
      Interest payable for open swap contracts (Note 1)                                 255,158
      Payable for reverse repurchase agreement (Notes 1 and 6)                        3,394,000
      Accrued expenses and other liabilities                                            103,481
                                                                                   ------------

       Total liabilities                                                             10,023,553
                                                                                   ------------

Net assets                                                                         $169,837,657
                                                                                   ============

Net assets consist of:
      Paid-in capital                                                              $180,364,689
      Accumulated undistributed net investment income                                 7,289,569
      Accumulated net realized loss                                                  (7,826,133)
      Net unrealized depreciation                                                    (9,990,468)
                                                                                   ============
                                                                                   $169,837,657
                                                                                   ============

Net assets attributable to:
      Class III shares                                                             $169,837,657
                                                                                   ============

Shares outstanding:
      Class III                                                                      17,732,326
                                                                                   ============

Net asset value per share:
      Class III                                                                    $       9.58
                                                                                   ============

8              See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)


Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------

Investment Income:
      Interest (including securities lending income of $311)                        $ 5,784,472
      Dividends                                                                         165,875
                                                                                     ----------

       Total income                                                                   5,950,347
                                                                                     ----------

Expenses:
      Management fee (Note 2)                                                           218,596
      Custodian and transfer agent fees                                                  70,169
      Interest expense (Notes 1 and 6)                                                   43,596
      Audit fees                                                                         27,422
      Legal fees                                                                          2,950
      Trustees fees (Note 2)                                                              1,015
      Registration fees                                                                     364
      Miscellaneous                                                                       1,472
      Fees waived or borne by Manager (Note 2)                                         (103,392)
                                                                                     ----------
                                                                                        262,192
      Shareholder service fee (Note 2)
       Class III                                                                        131,155
                                                                                     ----------
       Net expenses                                                                     393,347
                                                                                     ----------

          Net investment income                                                       5,557,000
                                                                                     ----------

Realized and unrealized gain (loss):
      Net realized gain (loss) on:
       Investments
       Closed futures contracts                                                      (2,628,785)
       Closed swap contracts                                                            270,990
       Foreign currency, forward contracts and foreign currency related                (263,732)
       transactions                                                                  (5,230,637)
                                                                                     ----------

          Net realized loss                                                          (7,852,164)
                                                                                     ----------

      Change in net unrealized appreciation (depreciation) on:
       Investments
       Open futures contracts                                                        (4,291,435)
       Open swap contracts                                                             (833,003)
       Written options                                                                  900,670
       Foreign currency, forward contracts and foreign currency related                 418,950
       transactions                                                                   3,617,619
                                                                                     ----------

          Net unrealized loss                                                          (187,199)
                                                                                     ----------

       Net realized and unrealized loss                                              (8,039,363)
                                                                                     ----------

Net decrease in net assets resulting from operations                                $(2,482,363)
                                                                                     ==========

               See accompanying notes to the financial statements.             9

GMO International Bond Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------

                                                                           Six Months Ended
                                                                           August 31, 1999         Year Ended
                                                                             (Unaudited)        February 28, 1999
                                                                           ----------------     -----------------
Increase (decrease) in net assets:
Operations:
      Net investment income                                                  $ 5,557,000         $ 17,115,565
      Net realized gain (loss)                                                (7,852,164)          11,107,758
      Change in net unrealized appreciation (depreciation)                      (187,199)         (16,558,967)
                                                                             -----------         ------------

      Net increase (decrease) in net assets resulting from operations         (2,482,363)          11,664,356
                                                                             -----------         ------------

Distributions to shareholders from:
      Net investment income
       Class III                                                              (2,630,046)          (8,308,647)
                                                                             -----------         ------------
       Total distributions from net investment income                         (2,630,046)          (8,308,647)
                                                                             -----------         ------------
      In excess of net investment income
       Class III                                                                      --           (1,994,554)
                                                                             -----------         ------------
       Total distributions in excess of net investment income                         --           (1,994,554)
                                                                             -----------         ------------
      Net realized gains
       Class III                                                              (3,231,690)          (5,508,618)
                                                                             -----------         ------------
       Total distributions from net realized gains                            (3,231,690)          (5,508,618)
                                                                             -----------         ------------

                                                                              (5,861,736)         (15,811,819)
                                                                             -----------         ------------
      Net share transactions: (Note 5)
       Class III                                                              (3,647,140)        (107,045,783)
                                                                             -----------         ------------
      Decrease in net assets resulting from net share transactions            (3,647,140)        (107,045,783)
                                                                             -----------         ------------

      Total decrease in net assets                                           (11,991,239)        (111,193,246)

Net assets:
      Beginning of period                                                    181,828,896          293,022,142
                                                                             -----------         ------------

      End of period (including accumulated undistributed net investment
      income of $7,289,569 and $4,362,615, respectively)                     $169,837,657        $181,828,896
                                                                             ============        ============

10            See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
----------------------------------------------------------------------------------------------------------------------------

                                        Six Months Ended                     Year Ended February 28/29,
                                        August 31, 1999    --------------------------------------------------------------
                                          (Unaudited)         1999         1998         1997         1996         1995
                                          -----------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
   of period                              $    10.06       $    10.45   $    10.78   $    10.92   $     9.64   $     9.96
                                          ----------       ----------   ----------   ----------   ----------   ----------

Income from investment operations:
      Net investment income                     0.32             0.71         0.59         0.71         0.62         0.98
      Net realized and unrealized
      gain (loss)                              (0.46)           (0.42)        0.08         0.65         1.55        (0.21)
                                          ----------       ----------   ----------   ----------   ----------   ----------

      Total from investment
      operations                               (0.14)            0.29         0.67         1.36         2.17         0.77
                                          ----------       ----------   ----------   ----------   ----------   ----------

Less distributions to shareholders:
      From net investment income               (0.15)           (0.36)       (0.54)       (0.81)       (0.59)       (0.75)
      In excess of net investment
      income                                      --            (0.09)          --           --           --           --
      From net realized gains                  (0.19)           (0.23)       (0.10)       (0.54)       (0.30)       (0.34)
      In excess of net realized gains             --               --        (0.36)       (0.15)          --           --
                                          ----------       ----------   ----------   ----------   ----------   ----------

      Total distributions                      (0.34)           (0.68)       (1.00)       (1.50)       (0.89)       (1.09)
                                          ----------       ----------   ----------   ----------   ----------   ----------
Net asset value, end
   of period                              $     9.58       $    10.06   $    10.45   $    10.78   $    10.92   $     9.64
                                          ==========       ==========   ==========   ==========   ==========   ==========

Total Return (a)                               (1.29)%           2.48%        6.32%       12.39%       22.72%        8.23%

Ratios/Supplemental Data:
      Net assets, end of period
      (000's)                             $  169,838       $  181,829   $  293,022   $  235,783   $  193,920   $  151,189
      Net operating expenses to
      average daily net assets                  0.40%*           0.40%        0.40%        0.40%        0.40%        0.40%
      Interest expense to average
      daily net assets                          0.05%*             --           --           --           --           --
      Total net expenses to
      average daily net assets                  0.45%*           0.40%        0.40%        0.40%        0.40%        0.40%
      Net investment income to average
      daily net assets                          6.36%*           6.45%        6.24%        6.93%        8.17%        7.51%
      Portfolio turnover rate                     31%             106%         105%          95%          99%         141%
      Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per
      share amounts:                      $     0.01       $     0.03   $     0.02   $     0.02   $     0.01   $     0.02

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*    Annualized.

              See accompanying notes to the financial statements.            11

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in foreign bond and currency markets. The Fund's current benchmark is the J.P. Morgan Non-U.S. Government Bond Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     would be realized if the securities were sold and the differences could be material to the financial statements.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of August 31, 1999.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return, and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At August 31, 1999, $1,773,574 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Reverse repurchase agreements
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. At August 31, 1999, the Fund had entered into reverse repurchase agreements having a market value of $3,394,000, collateralized by securities with a market value of $3,492,344. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 1999.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $480,193 collateralized by cash in the amount of $497,372, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities adjusted for inflation is recorded as interest income.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $6,651 in purchase premiums. There is no premium for cash redemptions or reinvested distributions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .40% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .25% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $1,015. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $54,058,261 and $61,553,784, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                Gross Unrealized        Gross Unrealized        Net Unrealized
        Aggregate Cost            Appreciation            Depreciation           Depreciation
     ----------------------  -----------------------  ----------------------  --------------------
         $ 183,040,164            $ 2,610,880             $ 12,833,435           $ 10,222,555

4.   Principal shareholders

     At August 31, 1999, 49.3% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     Six Months Ended                             Year Ended
                                                      August 31, 1999                          February 28, 1999
                                            ----------------------------------        ----------------------------------
Class III:                                     Shares               Amount               Shares               Amount
                                            -------------        -------------        -------------        -------------
Shares sold                                       441,381        $   4,434,084            5,484,951        $  57,695,554
Shares issued to shareholders
     in reinvestment of distributions             541,178            5,054,601            1,255,142           13,253,099
Shares repurchased                             (1,315,750)         (13,135,825)         (16,723,091)        (177,994,436)
                                            -------------        -------------        -------------        -------------
Net decrease                                     (333,191)       $  (3,647,140)          (9,982,998)       $(107,045,783)
                                            =============        =============        =============        =============

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:


     Forward currency contracts

                                                                                 Net Unrealized
       Settlement                                                                 Appreciation
          Date        Deliver/Receive    Units of Currency         Value         (Depreciation)
     --------------  ------------------ -------------------- -----------------  ------------------
          Buys

        9/16/99             AUD                  8,400,000   $       5,353,958  $      (259,556)
        9/30/99             CAD                 22,400,000          15,019,243         (209,544)
        10/15/99            EUR                 79,500,000          84,275,959       (1,005,571)
        9/23/99             GBP                 10,900,000          17,531,795           22,714
        9/09/99             JPY              5,880,000,000          53,703,069        3,601,169
                                                                                -----------------
                                                                               $      2,149,212
                                                                                =================

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Forward currency contracts -- continued

                                                                                 Net Unrealized
       Settlement                                                                 Appreciation
          Date        Deliver/Receive    Units of Currency         Value         (Depreciation)
     --------------  -----------------  -------------------  -----------------  ------------------
         Sales

        9/16/99             AUD                 19,300,000   $      12,301,357  $       236,805
        9/30/99             CAD                  5,300,000           3,553,660           (1,323)
        10/15/99            EUR                 12,200,000          12,932,914           49,475
        9/23/99             GBP                 25,800,000          41,497,277         (917,917)
        9/09/99             JPY                260,000,000           2,374,626           (2,818)
        10/22/99            NZD                  6,800,000           3,519,209           71,803
                                                                                 --------------
                                                                                 $     (563,975)
                                                                                 ==============

     Forward cross currency contracts

                                                                                  Net Unrealized
      Settlement                                                                   Appreciation
         Date        Deliver/Units of Currency       Receive/In Exchange For      (Depreciation)
     ------------- ------------------------------- ----------------------------- -----------------
       11/05/99        CHF            12,103,380      EUR            7,600,000    $        14,998
       10/29/99        EUR             1,300,000      SEK           11,330,150             (2,210)
       10/29/99        SEK            94,716,000      EUR           10,800,000            (53,192)
                                                                                  ---------------
                                                                                  $       (40,404)
                                                                                  ===============

     Futures contracts

                                                                                        Net
                                                                                     Unrealized
     Number of                                           Expiration    Contract     Appreciation
     Contracts                   Type                       Date        Value      (Depreciation)
     ----------  ------------------------------------  -------------  -----------  ---------------
         Buys

         30      Australian Government Bond 3 yr       September 1999 $ 2,238,803    $       7,520
        378      German Government Bond                September 1999  43,070,519       (1,662,261)
         18      Japanese Government Bond                March 2000    21,174,153           43,439
         10      Swedish Government Bond 10 yr         September 1999   1,249,304          (30,565)
         1       Swiss Government Bond                 September 1999      81,222               28
         1       Swiss Government Bond                  December 1999      80,318             (800)
                                                                                     -------------
                                                                                     $  (1,642,639)
                                                                                     =============

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts -- continued

                                                                                        Net
     Number of                                           Expiration    Contract      Unrealized
     Contracts                   Type                       Date        Value       Appreciation
    ------------ ------------------------------------  -------------  ------------ ---------------
         Sales

         32      Australian Government Bond 10 yr      September 1999 $ 2,879,443  $     29,109
         66      Canadian Government Bond 10 yr        September 1999   5,464,616       110,955
         80      U.K. Gilt                              December 1999  14,128,316        23,697
        103      U.S. Long Bond                         December 1999  11,738,781        62,776
        243      U.S. Treasury Note 10 yr               December 1999  26,574,328        98,194
                                                                                    ------------
                                                                                   $    324,731
                                                                                    ============

     At August 31, 1999, the Fund has sufficient cash and/or securities to cover any margin requirements on open futures contracts.

     Written option transactions

                                            Puts                                      Calls

                                Principal                                Principal
                                Amount of                                Amount of
                                Contracts                                Contracts
                             (000's omitted)        Premiums          (000's omitted)        Premiums
                             ---------------      ------------        ---------------      ------------
Outstanding, beginning
of period                            6,300      $     396,522                  6,300      $    472,500
Options written                         --                 --                     --                --
Options closed                          --                 --                     --                --
Options exercised                       --                 --                     --                --
Options expired                         --                 --                     --                --
                            ---------------      -------------        ---------------      ------------
Outstanding, end
     of period                       6,300      $     396,522                  6,300     $     472,500
                            ===============      =============        ===============     =============

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Summary of written options outstanding

                                Principal
                                Amount of
                                Contracts                        Expiration
                             (000's omitted) Exercise Price         Date             Value
                             --------------- --------------    -------------    ----------------
USD Call/JPY Put                 6,300 USD      112.7 JPY         11/16/99      $         73,080


USD Put/JPY Call                 6,300 USD      112.7 JPY         11/16/99               262,080
                                                                                ----------------
                                                                                $        335,160
                                                                                ================

Reverse repurchase agreement

 Face Value          Description                                                   Market Value
 ----------          -----------                                                   ------------
$  3,394,000         Bear Stearns, 4.95%, dated 6/25/99, to be repurchased at       $ 3,394,000
                     $3,482,202 on 12/31/99.

Average balance outstanding ......................................................  $   517,733
Average interest rate ............................................................         4.96%
Maximum balance outstanding ......................................................  $ 4,793,000
Average shares outstanding .......................................................   17,618,545
Average balance per share outstanding ............................................  $       .20

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements

                                                                                      Net Unrealized
        Notional Amount     Expiration                                                 Appreciation
       Fund/Counterparty       Date                     Description                   (Depreciation)
     ---------------------- ----------- --------------------------------------------- ----------------
     Credit Default Swaps

      270,000,000,000 ITL    3/31/03    Agreement with Morgan Guaranty Trust         $    (138,500)
                                        Company dated 3/26/98 to pay .07% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Italy, the notional amount times the
                                        difference between the par value and the
                                        then-market value of Italy BTP, 6.00% due
                                        11/01/07.

       5,658,750,000 BEF     3/31/03    Agreement with Morgan Guaranty Trust              (139,328)
                                        Company dated 3/26/98 to pay .07% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Belgium, the notional amount times the
                                        difference between the par value and the
                                        then-market value of Kingdom of Belgium,
                                        5.75% due 3/28/08.

      Interest Rate Swaps

        16,800,000 CHF       6/05/05    Agreement with Morgan Guaranty Trust                (8,911)
                                        Company dated 6/03/98 to pay the notional
                                        amount multiplied by 3.245% and to receive
                                        the notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

        14,500,000 CHF       6/10/05    Agreement with Credit Suisse Financial              10,206
                                        Products  dated 6/08/98 to pay the notional
                                        amount multiplied by 3.2625% and to receive
                                        the notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

GMO Global Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Par Value      Description                                                Value ($)
-----------------------------------------------------------------------------------------------
                      Debt Obligations -- 102.8%

                      Argentina -- 0.5%
USD    1,000,000      Republic of Argentina, 12.13%, due 2/25/19                   927,500
                                                                              ------------
                      Australia -- 1.2%
USD    2,500,000      Westralia Airports Corp, 144A, 6.48%, due
                       4/01/10                                                   2,324,500
                                                                              ------------
                      Brazil -- 1.2%
USD    1,000,000      Brazil Discount ZL Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 5.88%,
                          due 4/15/24                                              597,500
USD    2,500,000      Brazil New Money Bond,
                         Variable Rate, 6 mo. LIBOR + .88%, 5.94%, due 4/15/09   1,650,000
                                                                              ------------
                                                                                 2,247,500
                                                                              ------------
                      Bulgaria -- 0.3%
USD    2,000,000      Bulgaria Discount Series B Interest Strips, Basket 2,
                         0.00%, due 7/28/24                                        229,000
USD      500,000      Bulgaria FLIRB Series B,
                         Variable Rate, Step Up, 3.25%, due 7/28/12                302,500
                                                                              ------------
                                                                                   531,500
                                                                              ------------

                      Canada -- 0.8%
CAD    2,000,000      Government of Canada Real Return, 4.25%, due 12/01/21      1,539,365
                                                                              ------------

                      Cayman Islands -- 7.2%
USD    7,446,154      Great Point CBO Ltd. Series 98-1A Class A1, 144A,
                         Variable Rate, 6 mo. LIBOR + .30%, 5.34%, due
                         10/15/10                                                7,383,327
USD    7,000,000      Pemex Finance Ltd Series 1A Class A2, 144A, 6.30%,
                         due 5/15/10                                             6,335,000
                                                                              ------------
                                                                                13,718,327
                                                                              ------------

                      Chile -- 1.0%
USD    2,000,000      Banco Santander, 6.50%, due 11/01/05                       1,897,500
                                                                              ------------
                      Ecuador -- 0.1%
USD      500,000      Republic of Ecuador Par Bond,
                         Variable Rate, Step Up, 4.00%, due 2/28/25                156,250
                                                                              ------------
                      France -- 2.1%
FRF   23,650,000      Credit Foncier, 6.50%, due 10/13/08                        4,036,909
                                                                              ------------
                      Jordan -- 0.1%
USD      500,000      Hashemite Kingdom of Jordan Par Bond,
                      Variable Rate, Step Up, 144A, 5.50%, due 12/23/23            285,000
                                                                              ------------

              See accompanying notes to the financial statements.              1

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments--(Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

       Par Value      Description                                                Value ($)
-----------------------------------------------------------------------------------------------
                      Mexico -- 4.3%
FRF    5,000,000      Mexico Par Bond, 6.63%, due 12/31/19                         632,050
CHF   20,000,000      Mexico Par Bond, 3.75%, due 12/31/19                       7,590,258
                                                                              ------------
                                                                                 8,222,308
                                                                              ------------

                      New Zealand -- 1.2%
NZD    4,500,000      New Zealand Index Linked Bond, 4.50%, due 2/15/16          2,302,909
                                                                              ------------

                      Nigeria -- 0.3%
USD    1,206,672      Central Bank of Nigeria Par Bond,
                         Variable Rate, Step Up, 6.25%, due 11/15/20               664,537
                                                                              ------------

                      Russia -- 0.0%
USD       68,763      Russia Vnesheconombank IAN,
                         Variable Rate, 6 mo. LIBOR + .81%, 0.00%, due
                         12/15/15*                                                   9,928
                                                                              ------------

                      Supra National -- 1.2%
AUD    4,600,000      European Bank for Reconstruction and Development,
                         Zero Coupon,  due 2/10/28                                 376,942
GBP    1,000,000      International Bank for Reconstruction and
                         Development, 11.50%, due 11/09/03                       1,900,656
                                                                              ------------
                                                                                 2,277,598
                                                                              ------------

                      Sweden -- 1.6%
SEK    5,000,000      Government of Sweden Index Linked Bond, 4.00%, due
                         12/01/20                                                  605,521
SEK   20,000,000      Kingdom of Sweden, 6.00%, due 2/09/05                      2,503,451
                                                                              ------------
                                                                                 3,108,972
                                                                              ------------

                      United States -- 79.5%

                      Asset Backed Securities -- 70.5%
USD    5,000,000      Aircraft Finance Trust Series 99-1A Class A1, 144A,
                         Variable Rate, 1 mo. LIBOR + .48%, 5.75%, due
                         5/15/24                                                 4,964,648
USD    5,000,000      Augusta Funding Ltd X, 144A,
                         Variable Rate, 3 mo. LIBOR + .25%, 5.58%, due
                         6/30/17                                                 4,729,688
USD    4,000,000      Chase Credit Card Master Trust 98-6 Class A,
                         Variable Rate, 1 mo. LIBOR + .26%, 5.53%, due
                         9/15/04                                                 4,005,156
USD   20,800,000     Chevy Chase Master Credit Card Trust Series 98-A,
                         Variable Rate, 1 mo. LIBOR + .15%, 5.42%, due
                         10/16/06                                               20,715,499
USD    4,000,000      Circuit City Credit Card Master Trust 96-1 Class A,
                         Variable Rate, 1 mo. LIBOR + .17%, 5.48%, due           3,982,344
                         10/15/06
USD    2,130,231      Constellation 99-1A, 144A, 5.73%, due 4/18/02              2,130,231
USD   16,045,000      Discover Card Master Trust I Series 94-2 Class A,
                         Variable Rate, 1 mo. LIBOR + .35%, 5.62%, due          16,091,379
                         10/16/04(a)

2                  See accompanying notes to financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments--(Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

       Par Value      Description                                                Value ($)
-----------------------------------------------------------------------------------------------
                       Asset Backed Securities -- continued
USD    3,000,000      Eagle Pier Corp BV,
                         Variable Rate, 6 mo. LIBOR + .25%, 5.31%, due
                         10/03/01                                                3,001,500
USD    5,000,000      First Deposit Master Trust Series 96-1 Class A,
                         Variable Rate, 1 mo. LIBOR +.17%, 5.44%, due
                         8/15/07                                                 4,979,102
USD    5,000,000      First USA Credit Card Master Trust Series 98-5 Class A,
                         Variable Rate, 1 mo. LIBOR + .10%, 5.38%, due
                         4/18/06                                                 4,974,805
USD   15,000,000     Fleet Credit Card Master Trust II Series 99-A Class A,
                         Variable Rate, 1 mo. LIBOR + .11%, 5.38%, due
                         9/15/04                                                14,971,289
USD    5,000,000      MBNA Master Credit Card Trust Series 95-G Class A,
                         Variable Rate, 1 mo. LIBOR + .21%, 5.48%, due
                         10/15/02                                                4,997,070
USD    3,000,000      MBNA Master Credit Card Trust Series 95-J Class A,
                         Variable Rate, 1 mo. LIBOR + .23%, 5.50%, due           3,001,758
                         4/15/05
USD    4,000,000      MBNA Master Credit Card Trust Series 96-A Class A,
                         Variable Rate, 1 mo. LIBOR + .21%, 5.48%, due
                         7/15/05                                                 4,000,000
USD    3,000,000      MBNA Master Credit Card Trust Series 98-A Class A,
                        Variable Rate, 1 mo. LIBOR + .11%, 5.38%, due
                         8/15/05                                                 2,988,281
USD   10,000,000      MBNA Master Credit Card Trust Series 98-I Class A,
                         Variable Rate, 1 mo. LIBOR + .26%, 5.53%, due
                         10/15/03                                               10,018,359
USD    5,000,000      NPF VI, Inc. Series 99-1 Class A, 144A, 6.25%, due
                         2/01/03                                                 4,860,000
USD   10,000,000      Pacific Life CBO Series 98-1A Class A2A,
                         Variable Rate, Step Up, 6.56%, due 2/15/10              9,434,375
USD    5,000,000      Rhyno CBO Delaware Corp Series 97-1 Class
                         A-2, 144A, Variable Rate, Step Up, 6.33%, due 9/15/09   5,073,438
USD    3,166,423      SMS Student Loan Trust 94-B Class A2,
                         Variable Rate, 1 mo. LIBOR + .30%, 5.46%, due
                         4/25/16                                                 3,169,273
USD    3,000,000      Starvest Emerging Markets CBO-I Series 1A, Class A,
                         Variable Rate, 6 mo. LIBOR + .19%, 144A, 5.83%,
                         due 7/30/11                                             2,894,531
                                                                              ------------
                                                                               134,982,726
                                                                              ------------

                      Structured Notes -- 4.3%

USD    5,000,000      Federal Home Loan Bank,
                         Variable Rate, (10.00% - 6 mo. LIBOR), 4.94%, due
                         9/22/03(b)                                              4,775,000
USD    3,500,000      Polaris Funding Company,
                         Variable Rate, 1 mo. LIBOR + .30%, 5.51%, due
                         1/07/05                                                 3,443,672
                                                                              ------------
                                                                                 8,218,672
                                                                              ------------

                      U.S. Government Agency -- 4.7%
USD    4,000,000      Agency for International Development Floater (Support
                         of India),
                          Variable Rate, 3 mo. LIBOR + .10%, 5.41%, due
                           2/01/27                                               3,920,000
USD    2,000,000      Federal Home Loan Bank,
                         Variable Rate, CPI + 3.15%, 5.29%, due 2/15/02(b)       1,909,000
USD    1,158,000      Ship Co 668, Series A, 8.50%, due 5/11/02                  1,158,000

              See accompanying notes to the financial statements.              3

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments--(Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Par Value      Description                                                Value ($)
-----------------------------------------------------------------------------------------------
                      U.S. Government Agency -- continued
USD    2,000,000      Small Business Administration Series 95-C, 6.88%, due
                         9/01/05                                                 1,976,000
                                                                              ------------
                                                                                 8,963,000
                                                                              ============

                      Total United States                                      152,164,398
                                                                              ------------

                      Venezuela -- 0.2%
USD      500,000      Republic of Venezuela Discount Bond Series A,
                         Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due
                         3/31/20                                                   310,000
                                                                              ------------

                      Total Debt Obligations  (Cost  $201,924,124)             196,725,001
                                                                              ============

                      Loan Assignments -- 0.1%

                      Russia -- 0.1%
USD    2,000,000      Russia Vnesh Restructured Loan Agreements*                   222,500
                                                                              ------------

                      Total Loan Assignments  (Cost  $1,278,949)                   222,500
                                                                              ------------


     Principal Amount
    ------------------

                      Call Options Purchased -- 0.1%

                      Options on Currency -- 0.1%
USD   13,888,000      Euro, Expires 5/03/00, Strike 1.12                           168,045
USD    3,500,000      Japanese Yen, Expires 11/16/99, Strike 112.70                 32,550
                                                                              ------------
                                                                                   200,595
                                                                              ============


                      Total Call Options Purchased  (Cost  $518,923)               200,595
                                                                              ------------

                      Put Options Purchased -- 0.3%

                      Options on Currency -- 0.3%
USD   13,268,000      Euro, Expires 5/03/00, Strike 1.07                           427,230
USD    3,500,000      Japanese Yen, Expires 11/16/99, Strike 112.70                182,350
                                                                              ------------
                                                                                   609,580
                                                                              ============

                      Total Put Options Purchased  (Cost  $420,845)                609,580
                                                                              ------------

4             See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


        Shares/
       Par Value      Description                                                Value ($)
------------------------------------------------------------------------------------------
                      Rights And Warrants -- 0.0%

                      Argentina -- 0.0%
           1,000      Republic of Argentina Warrants, Expires 2/25/00**              6,000
                                                                              ------------
                      Mexico -- 0.0%
      14,211,000      United Mexican States Warrants, Expires 6/30/03**                 --
                                                                              ------------
                      Nigeria -- 0.0%
           1,206      Central Bank of Nigeria Payment Adjusted Warrants,
                      Expires 11/15/20**                                                --
                                                                              ------------
                      Venezuela -- 0.0%
           3,570      Republic of Venezuela Recovery Warrants, Expires
                      04/15/20**                                                        --
                                                                              ------------

                      Total Rights And Warrants  (Cost  $28,221)                     6,000
                                                                              ------------

                      Short-Term Investments -- 2.9%

                      Cash Equivalents -- 0.5%
USD      747,605      BankBoston Eurodollar Time Deposit, 5.4325%, due
                      10/29/99(c)                                                  747,605
         199,947      Merrimac Cash Fund Premium Class(c)                          199,947
                                                                              ------------
                                                                                   947,552
                                                                              ------------

                      Commercial Paper -- 2.4%
USD    4,450,000      Liquidity Management System, 5.35%, due 9/02/99            4,449,339
                                                                              ------------

                      Repurchase Agreements -- 0.0%
USD      137,147      Salomon Smith Barney Inc. Repurchase Agreement, dated
                      8/31/99, due 9/1/99, with a maturity value of
                      $137,164 and an effective yield of 4.68%,
                      collateralized by a U.S. Treasury Obligation with a
                      rate of 8.125%, maturity date of 8/15/21 and market
                      value, including accrued interest, of $139,889.              137,147
                                                                              ------------
                      Total Short-Term Investments  (COST $5,534,038)            5,534,038
                                                                              ------------

              See accompanying notes to financial statements.                  5

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

                                                                               Value ($)
                                                                              ------------

                      Total Investments -- 106.2%
                      (Cost $209,705,100)                                      203,297,714

                      Other Assets and Liabilities (net) -- (6.2)%             (11,929,756
                                                                              ------------

                      TOTAL NET ASSETS -- 100%                                $191,367,958
                                                                              ============

                      Notes to the Schedule of Investments:

                      CPI - Consumer Price Index

                      IAN - Interest Arrears Note

                      FLIRB - Front Loaded Interest Reduction Bond

                      144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                      Variable and Step up rates - The rates shown on variable
                        and step up rate notes are the current interest rates at August 31, 1999, which are subject to change based on the terms of the security, including varying reset dates.


                      Currency Abbreviations
                      AUD - Australian Dollar               GBP - British Pound
                      BEF - Belgian Franc                   ITL - Italian Lira
                      CAD - Canadian Dollar                 JPY - Japanese Yen
                      CHF - Swiss Franc                     NZD - New Zealand Dollar
                      EUR - Euro                            SEK - Swedish Krone
                      FRF - French Franc                    USD - United States Dollar

                      (a) All or a portion of this security has been segregated
                          to cover collateral requirements on the reverse repurchase agreement (Note 6).
                      (b) All or a portion of this security has been segregated
                          to cover margin requirements on open financial futures contracts (Note 6).
                      (c) Represents investments of security lending collateral
                          (Note 1).
                        * Non-performing. Borrower not currently paying
                          interest.
                       ** Non-income producing security.

6                  See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)

-----------------------------------------------------------------------------------------------
Assets:
      Investments, at value (cost $209,705,100) (Note 1)                           $203,297,714
      Cash at interest on deposit at brokers (Note 1)                                 1,252,800
      Interest receivable                                                             1,787,398
      Receivable for variation margin on open futures contracts (Notes 1 and 6)          25,339
      Net receivable for open forward foreign currency contracts (Notes 1 and 6)      1,454,438
      Receivable for expenses waived or borne by Manager (Note 2)                        15,994
                                                                                   -------------

       Total assets                                                                  207,833,683
                                                                                   -------------

Liabilities:
      Payable for investments purchased                                               4,925,278
      Payable upon return of securities loaned (Note 1)                                 947,552
      Written options outstanding, at value (premiums $482,790) (Notes 1 and 6)         186,200
      Payable to affiliate for (Note 2):
         Management fee                                                                  30,726
         Shareholder service fee                                                         24,200
      Payable for open swap contracts (Notes 1 and 6)                                   326,640
      Interest payable for open swap contracts (Note 1)                                 206,658
      Payable for reverse repurchase agreement (Notes 1 and 6)                        9,754,500
      Accrued expenses and other liabilities                                             63,971
                                                                                   ------------

       Total liabilities                                                             16,465,725
                                                                                   ------------

Net assets                                                                         $191,367,958
                                                                                   ============

Net assets consist of:
      Paid-in capital                                                              $200,269,759
      Accumulated undistributed net investment income                                 5,057,741
      Accumulated net realized loss                                                  (7,831,990)
      Net unrealized depreciation                                                    (6,127,552)
                                                                                   ============
                                                                                   $191,367,958
                                                                                   ============

Net assets attributable to:
      Class III shares                                                             $191,367,958
                                                                                   ============

Shares outstanding:
      Class III                                                                      19,679,036
                                                                                   ============

Net asset value per share:
      Class III                                                                    $       9.72
                                                                                   ============

               See accompanying notes to the financial statements.             7

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)

-----------------------------------------------------------------------------------------------
Investment Income:
      Interest (including securities lending income of $456)                          6,125,860
                                                                                     ----------

       Total income                                                                   6,125,860
                                                                                     ----------

Expenses:
      Management fee (Note 2)                                                           184,942
      Interest expense (Notes 1 and 6)                                                  232,230
      Custodian and transfer agent fees                                                  59,954
      Audit fees                                                                         26,035
      Legal fees                                                                          2,849
      Trustees fees (Note 2)                                                              1,011
      Registration fees                                                                     364
      Miscellaneous                                                                       1,011
      Fees waived or borne by Manager (Note 2)                                          (91,224)
                                                                                     ----------
                                                                                        417,172
      Shareholder service fee (Note 2)
       Class III                                                                        146,003
                                                                                     ----------
       Net expenses                                                                     563,175
                                                                                     ----------

          Net investment income                                                       5,562,685
                                                                                     ----------
Net realized gain (loss) on:
      Net realized loss on:
       Investments                                                                   (1,472,059)
       Closed futures contracts                                                      (3,075,613)
       Closed swap contracts                                                           (122,438)
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                   (3,360,809)
                                                                                     -----------

          Net realized loss                                                          (8,030,919)
                                                                                     ----------

      Change in net unrealized appreciation (depreciation) on:
       Investments                                                                   (3,648,710)
       Open futures contracts                                                          (253,368)
       Open swap contracts                                                              401,230
       Written options                                                                  232,750
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                   2,889,142
                                                                                     ----------

          Net unrealized loss                                                          (378,956)
                                                                                     -----------
       Net realized and unrealized loss                                              (8,409,875)
                                                                                     ----------

Net decrease in net assets resulting from operations                                $(2,847,190)
                                                                                    ===========

8               See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets

--------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended
                                                             August 31, 1999     Year Ended
                                                               (Unaudited)      February  28, 1999
                                                             ----------------   ------------------
Increase (decrease) in net assets:
Operations:
      Net investment income                                    $ 5,562,685          $ 8,148,695
      Net realized gain (loss)                                  (8,030,919)             362,534
      Change in net unrealized appreciation (depreciation)        (378,956)          (6,074,290)
                                                               -----------          -----------

      Net increase (decrease) in net assets resulting from
      operations                                                 (2,847,190)          2,436,939
                                                               ------------        ------------

Distributions to shareholders from:
      Net investment income
       Class III                                                         --          (5,497,905)
                                                               ------------        ------------
       Total distributions from net investment income                    --          (5,497,905)
                                                               ------------        ------------
      In excess of net investment income
       Class III                                                         --          (1,386,848)
                                                               ------------        ------------
       Total distributions in excess of net investment                   --          (1,386,848)
       income
                                                               ------------        ------------
      Net realized gains
       Class III                                                         --            (793,938)
                                                               ------------        ------------
       Total distributions from net realized gains                       --            (793,938)
                                                               ------------        ------------
      In excess of net realized gains
       Class III                                                         --            (907,937)
                                                               ------------        ------------
       Total distributions in excess of net realized gains               --            (907,937)
                                                               ------------        ------------

                                                                         --          (8,586,628)
                                                               ------------        ------------
      Net share transactions: (Note 5)
       Class III                                                31,004,654           64,308,107
                                                               -----------         ------------
      Increase in net assets resulting from net share
      transactions                                              31,004,654           64,308,107
                                                               -----------         ------------

      Total increase in net assets                              28,157,464          58,158,418

Net assets:
      Beginning of period                                      163,210,494         105,052,076
                                                               -----------        ------------


      End of period (including accumulated undistributed
      net investment income of $5,057,741 and
      distributions in excess of net investment income of
         $504,944, respectively)                               $191,367,958        $163,210,494
                                                               ============        ============

                See accompanying notes to financial statements.                9

GMO Global Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                               Six Months Ended
                                August 31, 1999            Year Ended February 28/29,
                                                 -----------------------------------------------
                                   (Unaudited)     1999         1998         1997       1996 *
                                    ---------    ---------    --------     -------     ------
Net asset value, beginning of       $   9.87     $  10.15     $ 10.16      $ 9.89      $10.00
   period                           --------     --------     -------      ------      ------

Income from investment operations:
      Net investment income             0.29         0.55        0.65+       0.61        0.05
      Net realized and unrealized
      gain (loss)                      (0.44)       (0.25)       0.36        0.59       (0.16)
                                    --------     --------     -------      ------      ------

      Total from investment            (0.15)        0.30        1.01        1.20       (0.11)
       operations                    -------      -------      ------      ------      ------

Less distributions to shareholders:
      From net investment income          --        (0.37)      (0.56)      (0.57)         --
      In excess of net investment
      income                              --        (0.09)         --          --          --
      From net realized gains             --        (0.06)      (0.28)      (0.36)         --
      In excess of net realized
      gains                               --        (0.06)      (0.18)         --          --
                                    --------     --------     -------      ------      ------

      Total distributions                 --        (0.58)      (1.02)      (0.93)         --
                                    ---------    ---------    --------     -------     -------
Net asset value, end of period      $   9.72     $   9.87     $ 10.15      $10.16      $ 9.89
                                    =========    =========    ========     =======     =======

Total Return (a)                       (1.42)%       2.69%      10.19%      12.01%      (1.10)%

Ratios/Supplemental Data:
      Net assets, end of period
      (000's)                       $191,368     $163,210    $105,052     $70,768     $31,072
      Net operating expenses to
      average daily net assets          0.34%**      0.34%       0.34%       0.34%       0.34%**
      Interest expense to average
      daily net assets                  0.24%**        --          --          --          --
      Total net expenses to
      average daily net assets          0.58%**      0.34%       0.34%       0.34%       0.34%**
      Net investment income to
      average daily net assets          5.71%**      5.86%       6.21%       6.31%       6.16%**
      Portfolio turnover rate             23%          75%        103%         72%         --
      Fees and expenses
      voluntarily waived or borne
      by the Manager consisted of
      the following per share
      amounts:                      $   0.01     $   0.03     $  0.04      $ 0.04      $ 0.01

*  Period from December 28, 1995 (commencement of operations) to February 29, 1996.
** Annualized.
+  Computed using average shares outstanding throughout the period.
(a)Calculation excludes purchase premiums.  The total returns would have been lower had certain expenses not been waived during the periods shown.

10           See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in global bond and currency markets. The Fund's current benchmark is the J.P. Morgan Global Government Bond Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.


     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or,

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.


     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts as of August 31, 1999.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.


     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return, and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At August 31, 1999, $1,252,800 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1999.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Reverse repurchase agreements
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. At August 31, 1999, the Fund had entered into reverse repurchase agreements having a market value of $9,754,500, collateralized by securities with a market value of $10,028,906. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 1999.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $917,009, collateralized by cash in the amount of $947,552, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $81,216 in purchase premiums. There is no premium for cash redemptions or reinvested distributions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .50% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .19% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $1,011. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $88,503,908 and $45,160,566, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                               Gross Unrealized       Gross Unrealized        Net Unrealized
         Aggregate Cost          Appreciation           Depreciation           Depreciation
      ---------------------- ---------------------  ---------------------  ---------------------
         $209,705,100             $909,266              $7,316,652             $6,407,386

4.   Principal shareholders

     At August 31, 1999, 65.8% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          Six Months Ended
                                           August 31, 1999               February 28, 1999
                                    ------------------------------ -------------------------------
    Class III:                           Shares         Amount          Shares          Amount
                                    -------------- ----------------- ------------- ---------------
    Shares sold                         5,449,840 $    54,143,952      8,321,672 $    86,437,108
    Shares issued to shareholders
    in reinvestment of                         --              --        780,362       8,048,789
    distributions
    Shares repurchased                 (2,307,117)    (23,139,298)    (2,915,212)   (30,177,790)
                                    ============== ================= ============= ===============
    Net increase                        3,142,723 $    31,004,654      6,186,822 $    64,308,107
                                    ============== ================= ============= ===============

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:

     Forward currency contracts
                                                                                 Net Unrealized
      Settlement                              Units of                            Appreciation
         Date          Deliver/Receive         Currency             Value         (Depreciation)
     -------------    -----------------    ----------------     ------------   ------------------
         Buys

       9/16/99              AUD                  9,300,000  $     5,927,597  $        (287,135)
       9/30/99              CAD                 36,600,000       24,540,371           (358,330)
       10/15/99             EUR                 65,900,000       69,858,939           (802,751)
       9/23/99              GBP                 19,700,000       31,685,905            301,455
       9/09/99              JPY              4,770,000,000       43,565,245          2,800,681
                                                                                =================
                                                                             $       1,653,920
                                                                                =================

        Sales

       9/16/99              AUD                 17,800,000  $    11,345,293  $         180,986
       9/30/99              CAD                  5,400,000        3,620,711             (5,122)
       10/15/99             EUR                 12,800,000       13,568,959             31,267
       9/23/99              GBP                 13,700,000       22,035,376           (460,536)
       9/09/99              JPY                230,000,000        2,100,630             (2,492)
       10/22/99             NZD                  4,500,000        2,328,888             47,517
                                                                                =================
                                                                             $        (208,380)
                                                                                =================
     Forward cross currency contracts
                                                                                        Net
      Settlement                                                                     Unrealized
         Date          Deliver/Units of Currency      Receive/In Exchange For       Appreciation
                                                                                   (Depreciation)
     --------------    ---------------------------   --------------------------    ---------------
       11/05/99           CHF          17,518,050       EUR         11,000,000  $        21,707
       10/29/99           EUR           2,900,000       SEK         25,274,950           (4,929)
       10/29/99           SEK          14,032,000       EUR          1,600,000           (7,880)
                                                                                   ===============
                                                                                $         8,898
                                                                                   ===============


GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts

                                                                                   Net Unrealized
      Number of                                    Expiration         Contract      Appreciation
      Contracts                Type                   Date              Value       (Depreciation)
     ---------- -------------------------------   -------------    -------------  ------------------
         Buys

          28     Australian Government Bond 3 Yr.   September 1999$   2,089,550  $         7,032
          28     Australian Government Bond 10 Yr.  September 1999    2,519,512          (16,068)
          27     Canadian Government Bond           December 1999     2,217,069          (31,847)
         308     German Government Bond 10 Yr       September 1999   35,094,497       (1,088,926)
          14     Japanese Government Bond 10Yr        March 2000     16,468,786           38,878
          67     Swedish Government Bond 10 Yr.     September 1999    8,370,335         (311,109)
          38     U.K. Gilt                          December 1999     6,710,950           (2,533)
         201     U.S. Long Bond                     December 1999    22,907,719         (143,502)
                                                                                  =================
                                                                                 $    (1,548,075)
                                                                                  =================

        Sales
          3      Japanese Government Bond             March 2000  $    3,532,309 $            251
         152     Swiss Government Bond              September 1999    12,345,799          356,518
          55     Swiss Government Bond              December 1999      4,417,497           40,449
         207     U.S. 10 Yr. Note                   December 1999     22,637,391           83,656
                                                                                  =================
                                                                                 $        480,874
                                                                                  =================

     At August 31, 1999, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Written option transactions

                                          Puts                                Calls


                             Principal Amount                     Principal Amount
                               of Contracts                         of Contracts
                             (000's omitted)      Premiums        (000's omitted)     Premiums
                            -----------------  ---------------   ----------------- ---------------
     Outstanding,
     beginning  of period             3,500   $      220,290               3,500  $      262,500
     Options written                     --               --                  --              --
     Options closed                      --               --                  --              --
     Options exercised                   --               --                  --              --
     Options expired                     --               --                  --              --
                            ===============    =============     ===============   =============
     Outstanding, end
              of period               3,500   $      220,290               3,500  $      262,500
                            ===============    =============     ===============   =============


     Summary of written options outstanding

                            Principal Amount
                              of Contracts                        Expiration
                             (000's omitted)   Exercise Price        Date              Value
                            ------------------ --------------- ------------------ ----------------

     USD Call/JPY Put           3,500 USD        112.7 JPY         11/16/99      $    40,600


     USD Put/JPY Call           3,500 USD        112.7 JPY         11/16/99           145,600
                                                                                  ===========
                                                                                 $    186,200
                                                                                  ===========

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Reverse repurchase agreement

     Face Value           Description                                                 Market Value
     ----------           -----------                                                 ------------
     $  9,754,500         Bear Stearns, 5.03%, dated 8/27/99, to be repurchased at  $   9,754,500
                          $9,926,337 on 12/31/99.


     Average balance outstanding................................................... $   11,646,542
     Average interest rate.........................................................          7.24%
     Maximum balance outstanding................................................... $   21,454,500
     Average shares outstanding....................................................     19,725,807
     Average balance per share outstanding......................................... $          .59


     Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

     Swap agreements

                                                                                            Net
                                                                                         Unrealized
       Notional Amount     Expiration                                                   Appreciation
      Fund/Counterparty       Date                      Description                    (Depreciation)
     --------------------------------------------------------------------------------- ---------------
     Credit Default Swaps

     108,000,000,000 ITL    3/31/03   Agreement with Morgan Guaranty Trust Company      $    (55,400)
                                      dated 3/26/98 to pay .07% per year times the
                                      notional amount.  The Fund receives payment
                                      only upon a default event in Italy, the
                                      notional amount times the difference between
                                      the par value and the then-market value of
                                      Italy BTP, 6.00% due 11/01/07.

       2,263,500,000 BEF    3/31/03   Agreement with Morgan Guaranty Trust Company           (55,731)
                                      dated 3/26/98 to pay .07% per year times the
                                      notional amount.  The Fund receives payment
                                      only upon a default event in Belgium, the
                                      notional amount times the difference between
                                      the par value and the then-market value of
                                      Kingdom of Belgium, 5.75% due 3/28/08.

                                                                              21

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)

------------------------------------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                         Net Unrealized
       Notional Amount     Expiration                                                     Appreciation
      Fund/Counterparty       Date                      Description                      (Depreciation)
 ------------------------- --------------------------  ---------------------        -------------------------
     Interest Rate Swaps

        7,100,000 CHF       6/05/05   Agreement with Morgan Guaranty Trust Company      $     (3,766)
                                      dated 6/03/98 to pay the notional amount
                                      multiplied by 3.245% and to receive the
                                      notional amount multiplied by 6 month Floating
                                      Rate Swiss LIBOR adjusted by a specified
                                      spread.


        7,400,000 CHF       6/10/05   Agreement with Credit Suisse Financial                    5,208
                                      Products dated 6/08/98 to pay the notional
                                      amount multiplied by 3.2625% and to receive
                                      the notional amount multiplied by 6 month
                                      Floating Rate Swiss LIBOR adjusted by a
                                      specified spread.


        2,300,000 CHF       6/10/05   Agreement with Credit Suisse Financial                   23,910
                                      Products dated 10/01/98 to pay the notional
                                      amount multiplied by 3.2625% and to receive
                                      the notional amount multiplied by 6 month
                                      Floating Rate Swiss LIBOR adjusted by a
                                      specified spread.


        3,900,000 CHF       6/11/05   Agreement with Morgan Guaranty Trust Company            (2,951)
                                      dated 6/09/98 to pay the notional amount
                                      multiplied by 3.245% and to receive the
                                      notional amount multiplied by 6 month Floating
                                      Rate Swiss LIBOR adjusted by a specified
                                      spread.


        6,800,000 CHF       9/16/05   Agreement with Morgan Guaranty Trust Company             72,080
                                      dated 9/14/98 to pay the notional amount
                                      multiplied by 3.1175% and to receive the
                                      notional amount multiplied by 6 month Floating
                                      Rate Swiss LIBOR adjusted by a specified
                                      spread.


GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)

------------------------------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                        Net Unrealized
       Notional Amount     Expiration                                                    Appreciation
      Fund/Counterparty       Date                      Description                     (Depriciation)
----------------------  -------------- --------------------------------------------     --------------
        22,000,000 USD      7/29/06    Agreement with Morgan Guaranty Trust Company     $  (279,302)
                                       dated 7/27/99 to receive the notional amount
                                       multiplied by 6.664% and to pay the notional
                                       amount multiplied by 3 month LIBOR adjusted
                                       by a specific spread.

     Total Return Swap

        30,000,000 USD      7/25/01    Agreement with Morgan Guaranty Trust Company          (30,688)
                                       dated 7/1/99 to receive (pay) the notional
                                       amount multiplied by the return on the JP
                                       Morgan Non-U.S. Traded Total Return
                                       Government Bond Index and to pay the notional
                                       amount multiplied by 1 month LIBOR adjusted
                                       by a specified spread.

                                                                                       ----------------
                                                                                       $    (326,640)
                                                                                       ================



     See Notes to the Schedule of Investments for definitions of currency abbreviations.

                                                                              23


GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


         Par Value      Description                                                  Value ($)
--------------------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 95.2%

                        Argentina -- 0.2%
USD       1,000,000     Republic of Argentina Discount Bond,
                           Variable Rate, 6 mo. LIBOR + .81%, 6.00%, due
                           3/31/23                                                      677,500
                                                                                   ------------
                        Australia -- 5.7%
GBP       8,700,000     Commonwealth Bank Australia Series EMTN, 8.13%, due
                           12/07/06                                                  15,255,659
AUD       2,620,000     Queensland Treasury Corp, 8.00%, due 9/14/07                  1,809,699
                                                                                   ------------
                                                                                     17,065,358
                                                                                   ------------

                        Austria -- 2.7%
GBP       4,500,000     Bank Austria AG Series EMTN, 8.38%, due 11/04/11              8,254,105
                                                                                   ------------

                        Brazil -- 1.5%
USD       3,000,000     Brazil Discount ZL Bond,
                           Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due
                           4/15/24                                                    1,792,500
USD       4,000,000     Brazil New Money Bond,
                           Variable Rate, 6 mo. LIBOR + .88%, 5.94%, due
                           4/15/09                                                    2,640,000
                                                                                   ------------
                                                                                      4,432,500
                                                                                   ------------

                        Bulgaria -- 1.5%
USD      10,000,000     Bulgaria Discount Series B Interest Strips, Basket 2,
                           0.00%, due 7/28/24                                         1,145,000
USD      15,000,000     Bulgaria Discount Strips, 0.00%, due 7/28/24(a)               2,786,771
USD       1,000,000     Bulgaria FLIRB Series B,
                           Variable Rate, Step Up, 3.25%, due 7/28/12                   605,000
                                                                                   ------------
                                                                                      4,536,771
                                                                                   ------------

                        Canada -- 8.1%
CAD       3,750,000     Government of Canada, 10.25%, due 3/15/14                     3,583,384
CAD       8,000,000     Government of Canada Real Return, 4.25%, due 12/01/21         6,157,459
CAD       5,000,000     Government of Canada Real Return, 4.25%, due 12/01/26         3,653,465
GBP       6,000,000     Province of Quebec, 8.62%, due 11/04/11                      11,156,947
                                                                                   ------------
                                                                                     24,551,255
                                                                                   ------------

                        Cayman Islands -- 6.8%
GBP       2,000,000     BA Credit Card Corp Series 97-1, 7.13%, due 9/15/02           3,234,974
GBP       3,000,000     Chester Asset Receivables, Inc., Deal 2,
                           Variable Rate, 3 mo. GBP LIBOR + .10%, 5.24%, due
                           6/15/01                                                    4,817,246
CAD       4,000,000     Government of Canada (Cayman), 7.25%, due 6/01/08             2,849,484
USD       3,723,077     Great Point CBO Ltd. Series 98-1A Class A1, 144A,
                           Variable Rate, 6 mo. LIBOR + .30%, 5.34%, due
                           10/15/10                                                   3,691,663

               See accompanying notes to the financial statements.             1

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


         Par Value      Description                                                  Value ($)
--------------------------------------------------------------------------------------------------

                        Cayman Islands -- continued
USD      6,650,000      Pemex Finance Ltd Series 1A Class A2, 144A, 6.30%,
                           due 5/15/10                                                6,018,250
                                                                                   ------------
                                                                                     20,611,617
                                                                                   ------------

                        Chile -- 1.5%
USD      4,750,000      Banco Santander, 6.50%, due 11/01/05                          4,506,563
                                                                                   ------------

                        Denmark -- 0.5%
DKK      9,680,000      Kingdom of Denmark Bullet, 8.00%, due 3/15/06                 1,591,216
                                                                                   ------------

                        Ecuador -- 0.0%
USD        557,621      Republic of Ecuador PDI (Registered), PIK,
                           Variable Rate, 6 mo. LIBOR + .81%, 6.75%, due
                           2/27/15                                                      128,253
                                                                                   ------------

                        France -- 2.9%
FRF     21,000,000      Auxiliare Credit Foncier, 10.00%, due 4/20/01                 3,686,020
FRF     30,000,000      Auxiliare Credit Foncier, 6.25%, due 3/28/03                  5,072,505
                                                                                   ------------
                                                                                      8,758,525
                                                                                   ------------

                        Japan -- 6.6%
GBP      2,300,000      Export Import Bank of Japan, 10.75%, due 5/15/01              3,944,344
GBP      3,000,000      Japan Finance Corp Municipal Enterprises, 9.13%, due
                           2/16/05                                                    5,344,992
GBP      6,000,000      Kobe City, 9.50%, due 10/20/04                               10,786,464
                                                                                   ------------
                                                                                     20,075,800
                                                                                   ------------

                        Jordan -- 0.2%
USD      1,000,000      Hashemite Kingdom of Jordan Par Bond,
                           Variable Rate, Step Up, 5.50%, due 12/23/23                  560,000
                                                                                   ------------

                        Mexico -- 3.2%
FRF     10,000,000      Mexico Par Bond, 6.63%, due 12/31/19                          1,264,100
CHF     22,000,000      Mexico Par Bond, 3.75%, due 12/31/19                          8,349,284
                                                                                   ------------
                                                                                      9,613,384
                                                                                   ------------

                        New Zealand -- 1.1%
NZD      6,200,000      New Zealand Index Linked Bond, 4.50%, due 2/15/16             3,172,897
                                                                                   ------------

                        Nigeria -- 0.3%
USD      1,603,625      Central Bank of Nigeria Par Bond,
                           Variable Rate, Step Up, 6.25%, due 11/15/20                  849,922
                                                                                   ------------

                        Norway -- 0.6%
SEK     13,700,000      A/S Eksportfinans, 7.50%, due 8/16/01                         1,732,613
                                                                                   ------------

2              See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


         Par Value      Description                                                  Value ($)
--------------------------------------------------------------------------------------------------

                        Russia -- 0.0%
USD        488,893      Russia Vnesheconombank IAN,
                           Variable Rate, 6 mo. LIBOR + .81%, 0.00%, due
                           12/15/15(b)                                                   70,584
                                                                                   ------------

                        Supra National -- 3.0%
AUD     16,100,000      European Bank for Reconstruction and Development,
                           Zero Coupon, due 2/10/28                                   1,319,297
CAD      2,700,000      European Investment Bank, 8.50%, due 8/30/05                  2,006,635
GBP      3,000,000      International Bank for Reconstruction and
                           Development, 11.50%, due 11/09/03                          5,701,968
                                                                                   ------------
                                                                                      9,027,900
                                                                                   ------------

                        Sweden -- 4.7%
SEK     35,000,000      Government of Sweden Index Linked Bond, 4.00%, due
                           12/01/20                                                   4,238,649
SEK     44,300,000      Kingdom of Sweden, 6.00%, due 2/09/05                         5,545,143
SEK      6,100,000      Kingdom of Sweden, 6.50%, due 10/25/06                          784,011
SEK     24,800,000      Kingdom of Sweden, 8.00%, due 8/15/07                         3,483,831
                                                                                   ------------
                                                                                     14,051,634
                                                                                   ------------

                        United States -- 43.1%

                        Asset Backed Securities -- 32.8%
USD     17,000,000      Aircraft Finance Trust Series 99-1A Class A1, 144A,
                           Variable Rate, 1 mo. LIBOR + .48%, 5.75%, due
                           5/15/24                                                   16,879,804
USD      4,000,000      American Express Credit Account Master Trust Series
                           98-1A,
                           Variable Rate, 1 mo. LIBOR + .09%, 5.36%, due 1/17/06      3,979,219
USD     10,000,000      American Express Credit Account Master Trust Series
                           99-5 Class A,
                           Variable Rate, 1 mo. LIBOR + .24%, 5.52%, due 2/15/07      9,991,406
USD      2,000,000      Augusta Funding Ltd X, 144A, Variable Rate, 3mo.
                           LIBOR + .25%, 5.58%, due 6/30/17                           1,891,875
USD      7,500,000      BEA CBO Series 98-1A Class A2A, 6.72%, due 6/15/10            7,107,422
USD      5,000,000      Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due
                           1/15/10                                                    4,785,156
USD      1,500,000      Discover Card Master Trust I Series 94-2 Class A,
                           Variable Rate, 1 mo. LIBOR + .35%, 5.62%, due
                           10/16/04                                                   1,504,336
USD      5,000,000      Dreamworks Film Trust Series 1 Class A,
                           Variable Rate, 3 mo. LIBOR + .22%, 5.53%, due
                           10/15/06                                                   4,988,281
USD      5,000,000      Honda Auto Lease Trust Series 99-A Class A4, 6.45%,
                           due 9/16/02                                                4,977,734
USD      5,000,000      MBNA Master Credit Card Trust Series 95-G Class A,
                           Variable Rate, 1 mo. LIBOR + .21%, 5.48%, due
                           10/15/02                                                   4,997,070
USD      5,000,000      Navistar Financial Dealer Note Master Trust Series
                           97-1 Class A,
                           Variable Rate, 1 mo. LIBOR + .15%, 5.49%, due
                           8/25/03                                                    4,972,852
USD      3,000,000      NPF VI, Inc. Series 99-1 Class A, 144A, 6.25%, due
                           2/01/03                                                    2,916,000

               See accompanying notes to the financial statements.             3

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


         Par Value      Description                                                  Value ($)
--------------------------------------------------------------------------------------------------

                        Asset Backed Securities -- continued
USD      5,500,000      NPF XII, Inc. Series 99-2 Class A, 144A, 7.05%, due
                           6/01/03                                                    5,439,500
USD      5,000,000      Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                           Variable Rate, Step Up, 6.33%, due 9/15/09                 5,073,438
USD     10,000,000      SHYPPCO Finance Company Series B Class A-2B, 6.64%, due
                           6/15/10                                                    9,295,000
USD      5,000,000      Student Loan Marketing Association Series 96-4 Class
                           A2, Variable Rate, 3 mo. U.S. Treasury Bill +
                           .64%, 5.29%, due 7/25/09                                   4,887,500
USD      2,000,000      Team Fleet Financing Corp Series 98-3A Class A, 144A,
                           6.13%, due 10/25/04                                        1,915,000
USD      3,465,000      TMS Auto Grantor Trust Series 96-1 Class CTFS, 7.10%, due
                           12/20/02                                                   3,471,237
                                                                                   ------------
                                                                                     99,072,830
                                                                                   ------------

                        Corporate Debt -- 4.8%
USD      9,995,713      Continental Airlines Series 99-1A, 6.55%, due 2/02/19         9,096,099
SEK     44,000,000      Toyota Motor Credit, 7.50%, due 8/06/01                       5,542,221
                                                                                   ------------
                                                                                     14,638,320
                                                                                   ------------

                        U.S. Government -- 1.6%
USD     10,100,000      U.S. Treasury 0.00% Receipts, due 2/15/14                     3,688,859
USD      1,013,410      U.S. Treasury Inflation Indexed Note, 3.88%, due
                           1/15/09(c)                                                   999,317
                                                                                   ------------
                                                                                      4,688,176
                                                                                   ------------

                        U.S. Government Agency -- 3.9%
USD      5,000,000      Agency for International Development Floater (Support
                           of India), Variable Rate, 3 mo. LIBOR + .10%,
                           5.41%, due 2/01/27                                         4,900,000
USD      2,083,334      Agency for International Development Floater (Support of
                           Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill
                            x 115%, 5.14%, due 1/01/12                                2,000,000
USD      5,000,000      Federal Home Loan Bank,
                           Variable Rate, CPI + 3.15%, 5.29%, due 2/15/02(c)          4,772,500
                                                                                   ------------
                                                                                     11,672,500
                                                                                   ------------

                        Total United States                                         130,071,826
                                                                                   ------------

                        Venezuela -- 1.0%
USD        500,000      Republic of Venezuela, 9.25%, due 9/15/27                       300,000
USD      2,271,725      Republic of Venezuela DCB IL,
                           Variable Rate, 6 mo. LIBOR + .88%, 6.31%, due
                           12/18/08                                                   1,539,094

4              See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


         Par Value      Description                                                  Value ($)
--------------------------------------------------------------------------------------------------

                        Venezuela -- continued
USD      2,000,000      Republic of Venezuela Discount Bond Series A,
                           Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due
                           3/31/20                                                    1,240,000
                                                                                   ------------
                                                                                      3,079,094
                                                                                   ------------

                        TOTAL DEBT OBLIGATIONS (COST $297,917,370)                  287,419,317
                                                                                   ------------

                        LOAN ASSIGNMENTS -- 0.6%

                        Russia -- 0.6%
USD      15,750,278     Russia Vnesh Restructured Loan Agreements*                    1,752,218
                                                                                   ------------
                                                                                      1,752,218
                                                                                   ------------

                        TOTAL LOAN ASSIGNMENTS (COST $10,049,552)                     1,752,218

      Principal Amount
      ----------------

                        CALL OPTIONS PURCHASED -- 0.1%

                        Options on Currency -- 0.1%
USD      22,176,000     Euro, Expires 5/03/00, Strike 1.12                              268,330
USD       8,600,000     Japanese Yen, Expires 11/16/99, Strike 112.70                    79,980
                                                                                   ------------
                                                                                        348,310
                                                                                   ------------

                        TOTAL CALL OPTIONS PURCHASED
                         (COST $1,018,765)                                              348,310
                                                                                   ------------

                        PUT OPTIONS PURCHASED -- 0.4%

                        Options on Currency -- 0.4%
USD      21,186,000     Euro, Expires 5/03/00, Strike 1.07                              682,189
USD       8,600,000     Japanese Yen, Expires 11/16/99, Strike 112.70                   448,060
                                                                                   ------------
                                                                                      1,130,249
                                                                                   ------------

                        TOTAL PUT OPTIONS PURCHASED
                         (COST $736,135)                                              1,130,249
                                                                                   ------------

               See accompanying notes to the financial statements.             5

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


          Shares/
         Par Value      Description                                                  Value ($)
--------------------------------------------------------------------------------------------------

                        RIGHTS AND WARRANTS -- 0.0%

                        Mexico-- 0.0%
        16,414,000      United Mexican States Warrants, Expires 6/30/03**                    --
                                                                                   ------------

                        Nigeria -- 0.0%
             1,602      Central Bank of Nigeria Payment Adjusted Warrants,
                        Expires 11/15/20**                                                   --
                                                                                   ------------

                        Venezuela-- 0.0%
            14,280      Republic of Venezuela Recovery Warrants, Expires
                        04/15/20**                                                           --
                                                                                   ------------

                        TOTAL RIGHTS AND WARRANTS (COST $0)                                  --
                                                                                   ------------

                        SHORT-TERM INVESTMENTS -- 2.8%

                        Cash Equivalents -- 0.0%
USD         36,802      BankBoston Eurodollar Time Deposit, 5.4325%, due
                        10/29/99(d)                                                      36,802
             9,843      Merrimac Cash Fund Premium Class(d)                               9,843
                                                                                   ------------
                                                                                         46,645
                                                                                   ------------

                        Commercial Paper -- 2.8%
USD      4,300,000      GE Capital, 5.30%, due 10/05/99                               4,278,476
USD      4,000,000      Glencore Assets, 5.40%, due 10/05/99                          3,979,600
                                                                                   ------------
                                                                                      8,258,076
                                                                                   ------------

                        Repurchase Agreements -- 0.0%
USD        107,085      Salomon Smith Barney Inc. Repurchase Agreement, dated
                        8/31/99, due 9/1/99, with a maturity value of
                        $107,099 and an effective yield of 4.68%,
                        collateralized by a U.S. Treasury Obligation with a
                        rate of 8.125%, maturity date of 8/15/21 and market
                        value, including accrued interest, of $109,227.                 107,085
                                                                                   ------------

                        TOTAL SHORT-TERM INVESTMENTS
                        (COST $8,411,806)                                             8,411,806
                                                                                   ------------

                        TOTAL INVESTMENTS -- 99.1%
                        (COST $318,133,628)                                         299,061,900

                        Other Assets and Liabilities (net) -- 0.9%                    2,852,174
                                                                                   ------------

                        TOTAL NET ASSETS -- 100%                                   $301,914,074
                                                                                   ============

6              See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



                 Notes to the Schedule of Investments:

                 DCB -- Debt Conversion Bond

                 EMTN -- Euromarket Medium Term Note

                 FLIRB -- Front Loaded Interest Reduction Bond

                 IAN -- Interest Arrears Notes

                 PDI -- Past Due Interest

                 PIK -- Payment In Kind

                 CPI -- Consumer Price Index

                 144A -- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 Variable and step up rates -- The rates shown on variable and step up rate notes are the current interest rates at August 31, 1999, which are subject to change based on the terms of the security, including varying reset dates.


                 Currency Abbreviations:
                 AUD - Australian Dollar            GBP - British Pound
                 BEF - Belgian Franc                ITL - Italian Lira
                 CAD - Canadian Dollar              JPY - Japanese Yen
                 CHF - Swiss Franc                  NZD - New Zealand Dollar
                 DKK - Danish Krone                 SEK - Swedish Krona
                 EUR - Euro                         USD - United States Dollar
                 FRF - French Franc

                 (a) Valued by management (Note 1).
                 (b) Security is in default.
                 (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).
                 (d) Represents investments of security lending collateral
                     (Note 1).
                 * Non-performing. Borrower not currently paying interest. ** Non-income producing security.

              See accompanying notes to the financial statements.              7

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- August 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $318,133,628) (Note 1)                              $299,061,900
   Cash at interest on deposit at brokers (Note 1)                                    2,643,649
   Foreign currency, at value (cost $154,190) (Note 1)                                  153,801
   Interest receivable                                                                6,113,664
   Receivable for variation margin on open futures contracts (Notes 1 and 6)            187,332
   Receivable for expenses waived or borne by Manager (Note 2)                           21,886
                                                                                   ------------

       Total assets                                                                 308,182,232
                                                                                   ------------

Liabilities:
   Payable for investments purchased                                                  1,970,338
   Payable upon return of securities loaned (Note 1)                                     46,645
   Written options outstanding, at value (premiums $1,186,284) (Notes 1 and 6)          457,520
   Net payable for open forward foreign currency contracts (Notes 1 and 6)            2,086,208
   Payable for open swap contracts (Notes 1 and 6)                                      592,821
   Interest payable for open swap contracts (Note 1)                                    468,390
   Payable for Fund shares repurchased                                                  458,000
   Payable to affiliate for (Note 2):
      Management fee                                                                     64,130
      Shareholder service fee                                                            37,209
   Accrued expenses                                                                      86,897
                                                                                   ------------

       Total liabilities                                                              6,268,158
                                                                                   ------------

Net assets                                                                         $301,914,074
                                                                                   ============

Net assets consist of:
   Paid-in capital                                                                 $313,882,752
   Accumulated undistributed net investment income                                    9,290,283
   Accumulated undistributed net realized gain                                        2,679,404
   Net unrealized depreciation                                                      (23,938,365)
                                                                                   ============
                                                                                   $301,914,074
                                                                                   ============

Net assets attributable to:
   Class III shares                                                                $301,914,074
                                                                                   ============

Shares outstanding:
   Class III                                                                         31,384,881
                                                                                   ============

Net asset value per share:
   Class III                                                                       $       9.62
                                                                                   ============

8              See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)


Statement of Operations -- Six Months Ended August 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------

Investment Income:
   Interest (including securities lending income of $785)                            $10,522,209
   Dividends                                                                             331,750
                                                                                     -----------

       Total income                                                                   10,853,959
                                                                                     -----------

Expenses:
   Management fee (Note 2)                                                               405,345
   Custodian and transfer agent fees                                                     103,289
   Audit fees                                                                             30,730
   Legal fees                                                                              5,886
   Trustees fees (Note 2)                                                                  2,034
   Registration fees                                                                         364
   Miscellaneous                                                                           1,830
   Fees waived or borne by Manager (Note 2)                                             (144,133)
                                                                                     -----------
                                                                                         405,345
   Shareholder service fee (Note 2)
       Class III                                                                         243,202
                                                                                     -----------
       Net expenses                                                                      648,547
                                                                                     -----------

          Net investment income                                                       10,205,412
                                                                                     -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                    (3,099,403)
       Closed futures contracts                                                        2,332,272
       Closed swap contracts                                                            (274,828)
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                    3,939,362
                                                                                     -----------

          Net realized gain                                                            2,897,403
                                                                                     -----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                    (8,805,706)
       Open futures contracts                                                         (2,049,075)
       Open swap contracts                                                             1,450,068
       Written options                                                                   571,900
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                   (2,216,285)
                                                                                     -----------

          Net unrealized loss                                                        (11,049,098)
                                                                                     -----------

       Net realized and unrealized loss                                               (8,151,695)
                                                                                     -----------

Net increase in net assets resulting from operations                                 $ 2,053,717
                                                                                     ===========

               See accompanying notes to the financial statements.             9

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           Six Months Ended
                                                            August 31, 1999         Year Ended
                                                              (Unaudited)        February 28, 1999
                                                           ------------------    -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $ 10,205,412          $ 24,198,721
   Net realized gain                                             2,897,403             7,292,715
   Change in net unrealized appreciation (depreciation)        (11,049,098)          (20,892,066)
                                                              ------------          ------------

   Net increase in net assets resulting from operations          2,053,717            10,599,370
                                                              ------------          ------------

Distributions to shareholders from:
   Net investment income
       Class III                                               (20,481,830)           (6,307,979)
                                                              ------------          ------------
       Total distributions from net investment income          (20,481,830)           (6,307,979)
                                                              ------------          ------------
   Net realized gains
       Class III                                                (3,563,277)          (14,428,617)
                                                              ------------          ------------
       Total distributions from net realized gains              (3,563,277)          (14,428,617)
                                                              ------------          ------------

                                                               (24,045,107)          (20,736,596)
                                                              ------------          ------------
   Net share transactions: (Note 5)
       Class III                                                   194,164            12,943,319
                                                              ------------          ------------
   Increase in net assets resulting from net share
      transactions                                                 194,164            12,943,319
                                                              ------------          ------------

      Total increase (decrease) in net assets                  (21,797,226)            2,806,093

Net assets:
   Beginning of period                                         323,711,300           320,905,207
                                                              ------------          ------------

   End of period (including accumulated undistributed net
      investment income of $9,290,283 and $19,566,701,
      respectively)                                           $301,914,074          $323,711,300
                                                              ============          ============

10             See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                       Six Months
                                      Ended August                         Year Ended February 28/29,
                                        31, 1999       -------------------------------------------------------------------
                                       (Unaudited)        1999          1998          1997          1996          1995 *
                                       -----------     -----------   -----------   -----------   -----------   -----------
Net asset value, beginning
   of period                           $     10.47     $     10.66   $     12.16   $     10.92   $      9.99   $     10.00
                                       -----------     -----------   -----------   -----------   -----------   -----------

Income from investment operations:
   Net investment income                      0.33+           0.74          0.88          0.66          1.05          0.24
   Net realized and unrealized
     gain (loss)                             (0.32)          (0.39)         0.73          2.07          1.62         (0.09)
                                       -----------     -----------   -----------   -----------   -----------   -----------

      Total from investment
      operations                               .01            0.35          1.61          2.73          2.67          0.15
                                       -----------     -----------   -----------   -----------   -----------   -----------

Less distributions to shareholders:
   From net investment income                (0.73)          (0.16)        (0.88)        (0.60)        (1.04)        (0.16)
   From net realized gains                   (0.13)          (0.38)        (2.23)        (0.45)        (0.42)           --
   In excess of net realized gains              --              --            --         (0.44)        (0.28)           --
                                       -----------     -----------   -----------   -----------   -----------   -----------

      Total distributions                    (0.86)          (0.54)        (3.11)        (1.49)        (1.74)        (0.16)
                                       -----------     -----------   -----------   -----------   -----------   -----------
Net asset value, end
   of period                           $      9.62     $     10.47   $     10.66   $     12.16   $     10.92   $      9.99
                                       ===========     ===========   ===========   ===========   ===========   ===========

Total Return (a)                              0.04%           3.20%        14.44%        25.57%        27.36%         1.49%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's)                          $   301,914     $   323,711   $   320,905   $   468,979   $   236,162   $   238,664
   Net expenses to average
      daily net assets                        0.40%**         0.40%         0.40%         0.40%         0.40%         0.40%**
   Net investment income
      to average daily net
      assets                                  6.29%**         6.30%         6.50%         6.86%         8.54%         8.46%**
   Portfolio turnover rate                      54%            116%          135%           90%           85%           64%
   Fees and expenses
      voluntarily waived
      or borne by the
      Manager consisted of
      the following per                $      0.01     $      0.04   $      0.05   $      0.03   $      0.03   $      0.01
      share amounts:

* Period from September 30, 1994 (commencement of operations) to February 28, 1995.
**  Annualized.
+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

               See accompanying notes to the financial statements.            11

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in foreign bond and currency markets. The Fund's current benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged).

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or,

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.


     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts as of August 31, 1999.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a national amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a national amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the national amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At August 31, 1999, $2,643,649 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Reverse repurchase agreements
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. At August 31, 1999, the Fund had not entered into a reverse repurchase agreement.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $43,181, collateralized by cash in the amount of $46,645, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 1999, the Fund received $103,533 in purchase premiums. There is no premium for cash redemptions or reinvested distributions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .50% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeded .25% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $2,034. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the six months ended August 31, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                         Purchases               Proceeds
                                                    ------------------     -------------------
     U.S. Government securities                    $         2,004,682    $          2,008,492
     Investments (non-U.S. Government securities)          159,419,344             162,169,587

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                  Gross Unrealized        Gross Unrealized        Net Unrealized
         Aggregate Cost             Appreciation            Depreciation           Depreciation
     ------------------------  -----------------------  ----------------------  --------------------
          $318,133,628               $3,704,227              $22,775,955            $19,071,728

4.   Principal shareholders

     At August 31, 1999, 85.1% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              Six Months Ended                       Year Ended
                                               August 31, 1999                   February 28, 1999
                                        ------------------------------     -------------------------------
    Class III:                             Shares           Amount           Shares            Amount
                                        -------------    -------------     ------------     --------------
    Shares sold                             6,559,977    $  69,021,750       12,392,112     $  135,897,894
    Shares issued to shareholders in
    reinvestment of distributions           2,387,142       23,298,514        1,908,812         20,116,214
    Shares repurchased                     (8,481,317)     (92,126,100)     (13,476,925)      (143,070,789)
                                        -------------    -------------     ------------     --------------
    Net increase                              465,802    $     194,164          823,999     $   12,943,319
                                        =============    =============     ============     ==============

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:

     Forward currency contracts
                                                                                            Net Unrealized
       Settlement                                                                            Appreciation
         Date           Deliver/Receive       Units of Currency            Value            (Depreciation)
     --------------    ----------------     ---------------------     ---------------    -------------------
         Buys

        9/16/99              AUD                      14,200,000   $       9,050,739     $          (439,210)
        9/30/99              CAD                      39,600,000          26,551,877                (385,236)
       10/15/99              EUR                       3,600,000           3,816,270                  14,310
        9/23/99              GBP                      19,700,000          31,685,905                  55,100
        9/09/99              JPY                   1,070,000,000           9,772,497                 547,422
                                                                                         -------------------
                                                                                         $          (207,614)
                                                                                         ===================

         Sales

        9/16/99              AUD                      37,000,000   $      23,582,912     $           572,143
        9/30/99              CAD                      21,900,000          14,683,992                  22,743
       10/15/99              EUR                      48,100,000          50,989,605                 332,628
        9/23/99              GBP                      65,800,000         105,834,141              (2,404,412)
        9/09/99              JPY                     710,000,000           6,484,554                (374,779)
       10/22/99              NZD                       6,300,000           3,260,444                  66,523
                                                                                         -------------------
                                                                                         $        (1,785,154)
                                                                                         ===================

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Forward cross currency contracts

                                                                                           Net Unrealized
      Settlement                                                                            Appreciation
         Date           Deliver/Units of Currency         Receive/In Exchange For          (Depreciation)
     --------------    -----------------------------    -----------------------------    -------------------
       11/05/99          CHF             25,321,545       EUR              15,900,000                 31,377
       10/29/99          EUR              3,600,000       SEK              31,375,800                 (6,120)
       10/29/99          SEK            211,357,000       EUR              24,100,000               (118,697)
                                                                                         -------------------
                                                                                                     (93,440)
                                                                                         ===================
     Futures contracts

                                                                                              Net Unrealized
        Number of                                            Expiration         Contract       Appreciation
        Contracts                  Type                         Date             Value        (Depreciation)
     --------------  ----------------------------------  -----------------  ---------------  -----------------

         Buys

          54         Australian Government Bond 3 yr.     September 1999  $      4,029,845    $         13,536
          713        German Government Bond               September 1999        81,241,481          (3,348,935)
          34         Japanese Government Bond 10 yr.        March 2000          39,995,622              86,628
          44         Swedish Government Bond 10 yr.       September 1999         5,496,937            (147,017)
                                                                                              ----------------
                                                                                              $     (3,395,788)
                                                                                              ================


         Sales

          95         Canadian Government Bond 10 yr.      September 1999  $      7,865,735    $        164,660
           1         Japanese Government Bond               March 2000           1,177,436                  84
          35         Swiss Government Bond                September 1999         2,842,783              51,394
          12         Swiss Government Bond                December 1999            963,818               8,829
          181        U.K. Gilt                            December 1999         31,965,316              56,604
          45         U.S. Treasury Note 5yr.              December 1999          4,857,187               5,332
          552        U.S. Treasury Note 10yr.             December 1999         60,366,750             223,076
          187        U.S. Long Bond                       December 1999         21,312,156             116,675
                                                                                              ----------------
                                                                                              $        626,654
                                                                                              ================

At August 31, 1999, the Fund has sufficient cash and/or securities to cover any margin requirements on open futures contracts.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Written option transactions
                                             Puts                                  Calls

                                                                         Principal
                               Principal Amount                          Amount of
                                of Contracts                             Contracts
                               (000's omitted)       Premiums         (000's omitted)       Premiums
                              ------------------  ---------------    -----------------   ---------------
     Outstanding, beginning
       of period                           8,600    $     541,284                8,600   $       645,000
     Options written                          --               --                   --                --
     Options closed                           --               --                   --                --
     Options exercised                        --               --                   --                --
     Options expired                          --               --                   --                --
                              ==================  ===============    =================   ===============
     Outstanding, end
       of period                           8,600  $       541,284                8,600   $       645,000
                              ==================  ===============    =================   ===============

     Summary of written options outstanding


                               Principal Amount
                                of Contracts                           Expiration
                               (000's omitted)    Exercise Price          Date               Value
                              ------------------  ---------------   ------------------   ---------------
     USD Call/JPY Put             8,600 USD          112.7 JPY           11/16/99        $        99,760


     USD Put/JPY Call             8,600 USD          112.7 JPY           11/16/99                357,760
                                                                                         ---------------
                                                                                         $       457,520
                                                                                         ===============

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements

                                                                                                  Net
           National                                                                           Unrealized
            Amount           Expiration                                                      Appreciation
      Fund/Counterparty         Date                        Description                      (Depreciation)
    ----------------------- ------------  ------------------------------------------------   --------------
    Credit Default Swaps

     288,000,000,000 ITL      3/31/03     Agreement with Morgan Guaranty Trust Company      $      (147,733)
                                          dated 3/26/98 to pay .07% per year times the
                                          national amount.  The Fund receives payment
                                          only upon a default event in Italy, the
                                          notional amount times the difference between
                                          the par value and the then-market value of
                                          Italy BTP, 6.00% due 11/01/07.

      6,036,000,000 BEF       3/31/03     Agreement with Morgan Guaranty Trust Company             (148,616)
                                          dated 3/26/98 to pay .07% per year times the
                                          notional amount.  The Fund receives payment
                                          only upon a default event in Belgium, the
                                          notional amount times the difference between
                                          the par value and the then-market value of
                                          Kingdom of Belgium, 5.75% due 3/28/08.


    Interest Rate Swaps

        27,300,000 CHF        6/05/05     Agreement with Morgan Guaranty Trust Company              (14,480)
                                          dated 6/03/98 to pay the notional amount
                                          multiplied by 3.245% and to receive the
                                          notional amount multiplied by 6 month Floating
                                          Rate Swiss LIBOR adjusted by a specified
                                          spread.

        23,700,000 CHF        6/10/05     Agreement with Credit Suisse Financial                     16,682
                                          Products dated 6/08/98 to pay the notional
                                          amount multiplied by 3.2625% and to receive
                                          the notional amount multiplied by 6 month
                                          Floating Rate Swiss LIBOR adjusted by a
                                          specified spread.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

    Swap agreements -- continued

                                                                                                  Net
           Notional                                                                           Unrealized
            Amount           Expiration                                                      Appreciation
      Fund/Counterparty         Date                        Description                      (Depreciation)
    ----------------------- ------------  ------------------------------------------------   --------------
        14,200,000 CHF        6/11/05     Agreement with Morgan Guaranty Trust Company       $      (10,746)
                                          dated 6/09/98 to pay the notional amount
                                          multiplied by 3.245% and to receive the
                                          notional amount multiplied by 6 month Floating
                                          Rate Swiss LIBOR adjusted by a specified
                                          spread.


        10,700,000 CHF        9/16/05     Agreement with Morgan Guaranty Trust Company              233,136
                                          dated 9/14/98 to pay the notional amount
                                          multiplied by 3.1175% and to receive the
                                          notional amount multiplied by 6 month Floating
                                          Rate Swiss LIBOR adjusted by a specified
                                          spread.


        35,000,000 USD        7/29/06     Agreement with Morgan Guaranty Trust Company             (444,345)
                                          dated 7/27/99 to receive the notional amount
                                          multiplied by 6.664% and to pay the notional
                                          amount multiplied by 3 month LIBOR adjusted by
                                          a specific spread.

    Total Return Swap

        75,000,000 USD        7/25/01     Agreement with Morgan Guaranty Trust Company              (76,719)
                                          dated 7/1/99 to receive (pay) the notional
                                          amount multiplied by the return on the JP
                                          Morgan Non-U.S. Traded Total Return Government
                                          Bond Index and to pay the notional amount
                                          multiplied by 1 month LIBOR adjusted by a
                                          specified spread.
                                                                                             --------------
                                                                                             $     (592,821)
                                                                                             ==============

See Notes to the Schedule of Investments for definitions of currency
abbreviations.                                                                23

GMO Japan Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares        Description                                          Value ($)
-----------------------------------------------------------------------------------
                  COMMON STOCKS - 95.1%
                  Automotive - 5.2%
          7,000   Fuji Heavy Industries Ltd                                55,671
          4,000   Honda Motor Co Ltd                                      160,518
         19,000   Mitsubishi Motors                                       103,105
         53,000   Nissan Motor Co                                         308,395
         10,000   Suzuki Motor Corp                                       168,726
                                                                     -------------
                                                                          796,415
                                                                     -------------
                  Banking - 11.6%
         22,000   Asahi Bank                                              134,434
          5,000   Dai-Ichi Kangyo Bank                                     52,488
         32,000   Daiwa Bank                                              101,856
         37,000   Fuji Bank                                               381,322
         20,000   Industrial Bank of Japan                                203,384
         10,000   Mitsubishi Trust & Banking                              104,884
         28,000   Mitsui Trust & Banking Co Ltd                            57,714
         60,000   Sakura Bank Ltd                                         317,388
          2,000   Sumitomo Bank                                            27,361
         20,000   Sumitomo Trust & Banking                                133,157
         23,000   Tokai Bank                                              145,998
         11,000   Toyo Trust & Banking Co Ltd                              46,851
         28,000   Yasuda Trust & Banking *                                 48,009
                                                                     -------------
                                                                        1,754,846
                                                                     -------------
                  Chemicals - 4.1%
         39,000   Daicel Chemical Industries Ltd                          160,062
          8,000   Dainippon Ink & Chemicals Inc                            31,009
         32,000   Mitsui Petrochemical Industries Ltd                     233,481
         15,000   Sekisui Chemical                                         83,451
          2,000   Shin-Etsu Chemical Co Ltd                                81,353
          4,000   Sumitomo Bakelite Co Ltd                                 41,735
                                                                     -------------
                                                                          631,091
                                                                     -------------
                  Construction - 9.8%
        164,000   Aoki Corp *                                              92,736
          5,300   Daito Trust Construction Co Ltd                          68,881
         17,000   Daiwa House Industry Co Ltd                             170,550
          5,000   INAX Corp                                                36,846
         16,000   Kajima Corp                                              69,023
         39,000   Maeda Corp                                              152,948
         77,000   Marubeni Corp                                           181,887
          5,000   Nishimatsu Construction                                  28,957
          8,000   Obayashi Corp                                            43,121
         15,000   Okumura Corp                                             56,774


              See accompanying notes to the financial statements.              1

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares        Description                                          Value ($)
-----------------------------------------------------------------------------------
                  Construction - continued
         22,000   Onoda Cement Co Ltd                                      57,586
         63,000   Sato Kogyo Co Ltd                                        45,392
         20,000   Sekisui House Ltd                                       214,693
         10,000   Shimizu Corp                                             44,598
         10,000   Sumitomo Realty and Development Co Ltd                   40,038
         12,000   Taisei Corp                                              26,814
          8,000   Tostem Corp                                             164,166
                                                                     -------------
                                                                        1,495,010
                                                                     -------------
                  Consumer Goods - 4.3%
         14,000   Ezaki Glico Co Ltd                                       76,739
          1,000   Fuji Photo Film Co Ltd                                   36,481
         11,000   Itochu Corp                                              33,608
          2,900   Nintendo Co Ltd                                         502,531
                                                                     -------------
                                                                          649,359
                                                                     -------------
                  Electric - 3.9%
          7,000   Furukawa Electric Co Ltd                                 39,582
          4,000   Matsushita Electric Industrial Co Ltd                    78,800
         60,000   Mitsubishi Electric Corp                                303,160
         37,000   Oki Electric Industry                                   172,101
                                                                     -------------
                                                                          593,643
                                                                     -------------
                  Electronics - 6.3%
            300   Advantest Corp                                           40,631
          3,000   Aiwa Co                                                  86,461
          4,000   Canon Inc                                               116,740
          2,900   Fanuc Co                                                174,563
          7,000   Fuji Electric Co                                         31,985
          1,000   Hirose Electric Co. Ltd                                 125,861
          2,300   Kyocera Corp                                            151,033
          5,000   Nichicon Corp                                            98,044
          9,000   Sanyo Electric Company                                   38,989
         11,000   Toshiba Corp                                             97,615
                                                                     -------------
                                                                          961,922
                                                                     -------------
                  Financial Services - 5.7%
          1,000   Acom Ltd                                                101,327
          2,000   Credit Saison Co                                         45,054
         21,000   Daiwa Securities Co Ltd                                 189,807
         34,000   New Japan Securities Co Ltd *                           107,912
         15,000   Nikko Securities                                        129,691
            400   Orix Corp                                                38,451
          3,000   Promise Co                                              248,985
                                                                     -------------
                                                                          861,227
                                                                     -------------

2             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares        Description                                          Value ($)
----------------------------------------------------------------------------------
                  Food and Beverage - 2.9%
          5,000   House Foods Corp                                         75,471
          1,000   Ito-Yokado                                               73,510
          9,000   Kirin Brewery Co Ltd                                    109,171
          7,000   Nippon Meat Packers Inc                                  95,764
            700   Q.P. Corp                                                 4,916
         18,000   Snow Brand Milk Products Co Ltd                          82,247
                                                                     -------------
                                                                          441,079
                                                                     -------------
                  Health Care - 1.4%
          6,000   Sankyo Co Ltd                                           166,902
          3,000   Shiseido Co Ltd                                          41,862
                                                                     -------------
                                                                          208,764
                                                                     -------------
                  Leisure - 0.8%
          4,000   Heiwa Corp                                              121,118
                                                                     -------------

                  Machinery - 4.7%
         21,000   Amada Co Ltd                                            176,205
         57,000   Ishikawajima-Harima Heavy Industries                    111,770
         47,000   Kawasaki Heavy Industries Ltd                           107,164
         15,000   Kubota Corp                                              47,335
         55,000   Mitsubishi Heavy Industries                             239,272
          5,000   NHK Spring Co Ltd                                        29,276
                                                                     -------------
                                                                          711,022
                                                                     -------------
                  Manufacturing - 0.8%
          5,000   Toyo Seikan Kaisha                                      116,284
                                                                     -------------

                  Metals and Mining - 5.5%
          6,000   Fujikara Ltd                                             38,415
        157,000   Kobe Steel Ltd                                          137,462
         20,000   Mitsubishi Material                                      56,364
          6,000   Nitto Denko Corp                                        165,808
        194,000   NKK Corp                                                180,473
          6,000   NSK Ltd                                                  38,524
        111,000   Sumitomo Metal Industries                               148,817
         77,000   Tomen Corp                                               78,654
                                                                     -------------
                                                                          844,517
                                                                     -------------
                  Oil and Gas - 3.0%
         58,000   Cosmo Oil Co Ltd                                        105,796
         50,900   Nippon Oil Co Ltd                                       225,149
         19,600   Showa Shell Sekiyu                                      131,924
                                                                     -------------
                                                                          462,869
                                                                     -------------

              See accompanying notes to the financial statements.              3

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares        Description                                          Value ($)
----------------------------------------------------------------------------------
                  Paper and Allied Products - 1.0%
          8,000   New Oji Paper Co Ltd                                     55,452
         12,000   Sumitomo Forestry Co Ltd                                 94,997
                                                                     -------------
                                                                          150,449
                                                                     -------------
                  Pharmaceuticals - 2.7%
         10,000   Chugai Pharmaceutical Co Ltd                            110,356
          9,000   Daiichi Seiyaku Co Ltd                                  138,803
          4,000   Taisho Pharmaceutical Co Ltd                            168,179
                                                                     -------------
                                                                          417,338
                                                                     -------------
                  Retail Trade - 0.5%
          1,000   Aoyama Trading                                           37,302
          2,000   Jusco Co Ltd                                             38,488
                                                                     -------------
                                                                           75,790
                                                                     -------------
                  Services - 3.3%
          9,000   Canon Sales Co Inc                                      142,907
          1,400   CSK Corp                                                 39,582
          7,000   Nippon Shinpan Co                                        24,260
        111,000   Nissho Iwai Corp                                        120,471
          1,000   Secom Co Ltd                                            136,349
          6,000   Sumitomo Corp                                            42,683
                                                                     -------------
                                                                          506,252
                                                                     -------------
                  Technology - 7.1%
         76,000   Hitachi Ltd                                             770,085
            700   Keyence Corp                                            158,648
          1,200   TDK Corp                                                145,561
                                                                     -------------
                                                                        1,074,294
                                                                     -------------
                  Telecommunications - 0.5%
          5,000   Tokyo Broadcasting System Inc                            80,943
                                                                     -------------

                  Textiles - 1.3%
         27,000   Nisshinbo Industries Inc                                140,608
          6,000   Tokyo Style Co Ltd                                       64,572
                                                                     -------------
                                                                          205,180
                                                                     -------------
                  Tobacco - 2.3%
             25   Japan Tobacco Inc                                       346,573
                                                                     -------------

                  Transportation - 1.6%
         55,000   Kawasaki Kisen                                          111,861
         18,000   Seino Transportation Co Ltd                             114,588
          5,000   Toei Co Ltd                                              18,606
                                                                     -------------
                                                                          245,055
                                                                     -------------

4              See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

   Shares/
Par Value ($)     Description                                          Value ($)
----------------------------------------------------------------------------------
                  Utilities - 4.8%
          4,600   Chubu Electric Power Co Inc                              85,795
          1,400   Hokkaido Electric Power                                  21,757
            800   Hokuriku Electric Power                                  13,024
          3,000   Kokusai Denshin Denwa                                   233,937
         12,500   Kyushu Electric Power Co Inc                            199,508
          1,300   Shikoku Electric Power                                   20,867
          9,500   Tohoku Electric Power Co Inc                            150,759
                                                                     -------------
                                                                          725,647
                                                                     -------------

                  TOTAL COMMON STOCKS (Cost $11,505,185)               14,476,687
                                                                     -------------

                  SHORT-TERM INVESTMENTS - 2.6%
                  Cash Equivalents - 2.6%
$       400,000   First National Bank of Chicago Time Deposit,
                  5.50% due 9/01/99                                       400,000
                                                                     -------------


                  TOTAL SHORT-TERM INVESTMENTS (Cost $400,000)            400,000
                                                                     -------------

                  TOTAL INVESTMENTS - 97.7%
                  (Cost $11,905,185)                                   14,876,687

                  Other Assets and Liabilities (net) -  2.3%              349,008
                                                                     -------------

                  TOTAL NET ASSETS - 100.0%                         $  15,225,695
                                                                     =============


                  *  Non-income producing security.


              See accompanying notes to the financial statements.              5

GMO Japan Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
-----------------------------------------------------------------------------------------------------
Assets:
       Investments, at value (cost $11,905,185) (Note 1)                                $  14,876,687
       Foreign currency, at value (cost $293,069) (Note 1)                                    318,267
       Cash                                                                                    61,102
       Dividends and interest receivable                                                       17,201
       Receivable for variation margin on open futures contracts (Notes 1 and 6)                4,378
       Receivable for expenses waived or borne by Manager (Note 2)                             15,593
                                                                                         -------------
           Total assets                                                                    15,293,228
                                                                                         -------------
Liabilities:
       Payable to affiliate for (Note 2):
           Management fee                                                                       6,282
           Shareholder service fee                                                              1,848
       Accrued expenses                                                                        59,403
                                                                                         -------------
           Total liabilities                                                                   67,533
                                                                                         -------------
Net assets                                                                              $  15,225,695
                                                                                         =============

Net assets consist of:
       Paid-in capital                                                                  $  57,806,852
       Undistributed net investment income                                                    351,107
       Accumulated net realized loss                                                      (45,934,903)
       Net unrealized appreciation                                                          3,002,639
                                                                                         -------------
                                                                                        $  15,225,695
                                                                                         =============

Net assets attributable to Class III Shares                                             $  15,225,695
                                                                                         =============

Shares outstanding - Class III                                                              1,752,961
                                                                                         =============

Net asset value per share - Class III                                                   $        8.69
                                                                                         =============

6             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
------------------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $97,825)                     $      554,339
     Interest                                                                      55,508
                                                                            --------------

         Total income                                                             609,847
                                                                            --------------

Expenses:
     Management fee (Note 2)                                                      184,419
     Custodian fees                                                                70,508
     Audit fees                                                                    24,842
     Transfer agent fees                                                           14,166
     Legal fees                                                                     1,751
     Trustees fees (Note 2)                                                           645
     Registration fees                                                                364
     Miscellaneous                                                                    643
     Fees waived or borne by Manager (Note 2)                                    (112,919)
                                                                            --------------
                                                                                  184,419
     Shareholder service fee - Class III (Note 2)                                  51,228
                                                                            --------------
         Net expenses                                                             235,647
                                                                            --------------
             Net investment income                                                374,200
                                                                            --------------
Realized and unrealized gain (loss):

         Net realized gain (loss) on:
             Investments                                                       15,177,576
             Closed futures contracts                                           1,497,701
             Foreign currency and foreign currency related
                 transactions                                                    (127,201)
                                                                            --------------
                    Net realized gain                                          16,548,076
                                                                            --------------

         Change in net unrealized appreciation (depreciation) on:
             Investments                                                        8,776,597
             Open futures contracts                                               (31,096)
             Foreign currency and foreign currency related transactions            18,202
                                                                            --------------
                    Net unrealized gain                                         8,763,703
                                                                            --------------
         Net realized and unrealized gain                                      25,311,779
                                                                            --------------
Net increase in net assets resulting from operations                       $   25,685,979
                                                                            ==============

              See accompanying notes to the financial statements.              7

GMO Japan Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
                                                                              Six Months Ended
                                                                               August 31, 1999            Year Ended
                                                                                 (Unaudited)           February 28, 1999
                                                                             --------------------     --------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                  $            374,200     $            350,253
     Net realized gain (loss)                                                         16,548,076              (26,170,871)
     Change in net unrealized appreciation (depreciation)                              8,763,703               20,479,042
                                                                             --------------------     --------------------

     Net increase (decrease) in net assets resulting from operations                  25,685,979               (5,341,576)
                                                                             --------------------     --------------------


Net share transactions - Class III (Note 5)                                         (138,849,756)             (15,421,445)
                                                                             --------------------     --------------------


     Total decrease in net assets                                                   (113,163,777)             (20,763,021)

Net assets:
     Beginning of period                                                             128,389,472              149,152,493
                                                                             --------------------     --------------------

     End of period (including undistributed net investment
         income of $351,107 and distributions in excess of net
         investment income of $23,093, respectively)                        $         15,225,695     $        128,389,472
                                                                             ====================     ====================

8             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------------------------------------------------------
                                              Six Months Ended                       Year Ended February 28/29
                                              August 31, 1999      -------------------------------------------------------------
                                                (Unaudited)           1999        1998        1997           1996        1995
                                             -------------------   ---------   ---------   ---------    ------------   ---------
Net asset value, beginning of period        $              6.20   $    6.36   $    7.02   $    8.52    $       9.12   $   11.13
                                             -------------------   ---------   ---------   ---------    ------------   ---------

Income (loss) from investment operations:
  Net investment income (loss)                             0.04 (c)    0.01        0.01           - (c)       (0.01)(c)       - (c)
  Net realized and unrealized gain (loss)                  2.45       (0.17)      (0.67)      (1.50)           0.79       (1.08)
                                             -------------------   ---------   ---------   ---------    ------------   ---------

    Total from investment operations                       2.49       (0.16)      (0.66)      (1.50)           0.78       (1.08)
                                             -------------------   ---------   ---------   ---------    ------------   ---------
Less distributions to shareholders:
  From net investment income                                  -           -           -           -               -           -
  In excess of net investment income                          -           -           -       (0.00)              -           -
  From net realized gains                                     -           -           -           -           (1.38)      (0.93)
                                             -------------------   ---------   ---------   ---------    ------------   ---------

    Total distributions                                       -           -           -       (0.00)          (1.38)      (0.93)
                                             -------------------   ---------   ---------   ---------    ------------   ---------

Net asset value, end of period              $              8.69   $    6.20   $    6.36   $    7.02    $       8.52   $    9.12
                                             ===================   =========   =========   =========    ============   =========

Total Return (a)                                         40.16%      (2.52%)     (9.40%)    (17.69%)          8.29%     (10.62%)

Ratios/Supplemental Data:

    Net assets, end of period (000's)       $            15,226   $ 128,389   $ 149,152   $ 218,797    $    126,107   $  60,123
    Net expenses to average
           daily net assets                               0.69% *     0.69%       0.69%       0.70% (d)       0.92%       0.83%
    Net investment income (loss) to
           average daily net assets                       1.10% *     0.25%       0.21%       0.01%          (0.13%)     (0.02%)
    Portfolio turnover rate                                 30%        102%        128%          4%             23%         60%
    Fees and expenses voluntarily
           waived or borne by the
           Manager consisted of the
           following per share amounts:     $              0.01   $    0.02   $    0.02   $    0.03    $       0.01   $       - (b)

*    Annualized
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $.01 per share.
(c)  Based on average month end shares outstanding.
(d) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.

              See accompanying notes to the financial statements.              9

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Japan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in equity securities of Japanese companies. The Fund's current benchmark is the MSCI Japan Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts,

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 1999.

     Futures contracts
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. There were no open swap agreements outstanding as of August 31, 1999.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund had no securities out on loan.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. At February 28, 1999, the Fund had a capital loss carryforward available to offset future capital gains, if any, of $43,013, $22,345,866 and $34,928,863, expiring in 2005, 2006 and 2007, respectively.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .20% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in
     Note 5. For the six months ended August 31, 1999, the Fund received $6,438 in purchase premiums and $123,280 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .10% may be charged on certain in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999 GMO earned a management fee at the annual rate of .75% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceeded .54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $645. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $18,940,361 and $152,191,791, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                        Gross Unrealized    Gross Unrealized     Net Unrealized
      Aggregate Cost      Appreciation        Depreciation        Appreciation
     ----------------  ------------------  ------------------   ----------------
        $11,905,185        $3,141,346           $169,844           $2,971,502

4.   Principal shareholders

     At August 31, 1999, 82% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                     Six Months Ended                          Year Ended
     Class III:                       August 31, 1999                      February 28, 1999
                             ---------------------------------     -------------------------------
                                 Shares            Amount              Shares           Amount
                             ---------------  ----------------     --------------  ---------------
     Shares sold                    870,012  $      6,178,489          7,008,018  $    42,026,700
     Shares
     repurchased                (19,833,678)     (145,028,245)        (9,737,557)     (57,448,145)
                             ---------------  ----------------     --------------  ---------------

     Net decrease              (18,963,666)  $  (138,849,756)        (2,729,539)  $  (15,421,445)
                             ===============  ================     ==============  ===============

6.   Financial instruments

     A summary of outstanding futures contracts purchased at August 31, 1999 is as follows:



     Number of                                                   Net Unrealized
     Contracts    Type     Expiration Date    Contract Value      Appreciation
    -----------  -------  -----------------  -----------------  ----------------
         3        TOPIX     September 1999  $      360,198     $      4,378
                                                                ================




      At August 31, 1999, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

GMO International Small Companies Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                COMMON STOCKS - 94.4%
                Austria - 1.9%
         747    Allgemeine Baugesellschaft AG                                66,278
      18,523    Austrian Airlines                                           431,406
       1,721    Bau Holdings AG                                              60,079
      15,810    Boehler Uddeholm (Bearer)                                   759,652
       6,789    Brau Union AG                                               325,917
       2,070    BWT AG                                                      385,906
       3,089    Interunfall Versicherung AG                                 329,538
       1,203    Oesterreichische Brau Beteiligungs AG                        54,893
      12,238    Radex-Heraklith AG                                          347,203
       3,175    Universale Bau AG                                           107,315
         226    Wiener Allianz Versicherungs AG                              32,704
       2,510    Wolford AG                                                  125,931
                                                                      --------------
                                                                          3,026,822
                                                                      --------------
                Canada - 4.8%
      24,990    Air Canada Inc *                                            151,561
       9,750    Alberta Energy Ltd                                          300,563
      19,590    Anderson Exploration Ltd *                                  282,258
      16,690    BCE Mobile Communications *                                 647,042
       1,969    BCT Telus Communications Inc Class A (Non Voting)            42,555
      16,690    CAE Industries Inc                                           99,545
      11,480    Cameco Corp                                                 214,644
      11,580    Canadian Natural Resources *                                287,133
      12,740    Canadian Tire Corp Ltd Class A                              325,287
       8,200    Cominco Ltd                                                 141,502
      20,460    Cott Corp *                                                  74,041
      14,860    Dofasco Inc                                                 253,443
      28,180    Domtar Inc                                                  307,823
      24,600    Donohue Inc Class A                                         398,130
      58,000    Echo Bay Mines Ltd *                                         77,738
      18,960    Ipsco Inc                                                   393,888
       8,680    Loewen Group Inc *                                            6,108
      14,570    Mackenzie Financial Corp                                    142,556
      21,910    Macmillan Bloedel Ltd                                       331,102
      24,410    Methanex Corp *                                              71,977
      17,270    Mitel Corp *                                                119,207
      10,710    Molson Co Ltd Class A                                       183,381
       2,100    Molson Co Ltd Class B                                        35,887
      13,900    Moore Corporation Ltd                                       130,877
      27,210    National Bank of Canada Montreal                            330,050
      28,200    Nexfor Inc                                                  172,919

              See accompanying notes to the financial statements.              1

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                Canada - continued
      14,200    NS Power Holdings Inc                                       156,065
       5,110    Quebecor Inc Class B                                        128,418
      16,846    Ranger Oil Ltd *                                             76,768
       9,360    Rio Algom Ltd                                               142,702
       6,470    Rogers Communications Class B *                             113,817
      10,520    Sears Canada Inc                                            227,715
       5,736    Sobeys Inc *                                                 69,768
      21,330    Stelco Inc Class A                                          163,670
       9,070    Torstar Corp Class B                                         97,252
      18,140    Transalta Corp                                              240,700
         200    TVA Group Inc Class B                                         2,553
      42,070    TVX Gold Inc *                                               33,268
       5,980    United Dominion Industries Ltd                              141,064
      15,250    Westcoast Energy Inc                                        297,907
                                                                      --------------
                                                                          7,412,884
                                                                      --------------
                Denmark - 0.0%
         800    Hafnia Holdings (Registered) Class A (c) *                        1
                                                                      --------------

                Finland - 1.1%
       3,000    Asko Oyj                                                     50,637
       1,200    Finnilines                                                   33,209
         800    Huhtamaki Oyj Class I                                        27,716
         175    Instrumentarium Oyj Class A                                   6,562
       6,000    Kemira Oyj                                                   34,096
       4,200    Kesko Oyj                                                    51,549
         250    Kone Corp Class B                                            31,027
       3,400    Metra AB Class B                                             61,051
       9,374    Metso Oyj *                                                 118,815
       3,000    Orion-Yhtyma Oyj Class B                                     72,501
       3,600    Oyj Hartwall Abp                                             48,672
       2,500    Pohjola Group Insurance Class B                             121,733
      15,400    Raisio Group Plc Class V                                    155,505
       8,310    Rautaruukki Oyj                                              59,687
       3,200    Sampo Insurance Co Ltd Class A                              104,780
       2,000    Stockmann AB Class B                                         28,624
       3,800    Tieto Corp                                                  128,440
      14,623    Tietoenator Oyj *                                           486,902
                                                                      --------------
                                                                          1,621,506
                                                                      --------------
                France - 10.1%
       7,620    BIC SA                                                      399,212
       1,200    Cap Gemini SA                                               205,969
       3,800    Casino Guichard-Perrachon SA                                400,171

2             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                France - continued
       1,260    Castorama Dubois Investment                                 328,726
       6,750    Club Mediterranee SA *                                      698,709
      12,630    Compagnie Generale d'Industrie et de Participations         624,332
       3,280    Compagnie Parisienne de Reescompte                          148,974
       9,270    Credit Commercial de France                               1,162,244
       2,020    Eridania Beghin-Say SA                                      267,130
       2,230    Essilor International                                       744,318
       4,179    Gaz Et Eaux                                                 214,744
         730    Groupe Andre                                                108,720
       2,530    Hermes International                                        276,584
       4,330    Imetal                                                      689,693
      11,190    Moulinex *                                                  109,093
       3,450    Pathe SA                                                    400,847
       9,660    Pechiney SA Class A                                         562,206
       5,630    Pernod Ricard                                               431,730
       6,725    Peugeot SA                                                1,235,971
         670    Sagem SA                                                    173,737
      17,316    Sanofi-Synthelabo SA *                                      720,627
       2,210    Seb SA                                                      168,187
      18,140    Seita                                                       988,675
       3,550    Simco Union Habit (Registered)                              312,161
         799    Societe Eurafrance                                          490,331
       5,140    Sodexho Alliance                                            844,229
       5,140    Technip SA                                                  567,886
       5,560    TV Francaise                                              1,385,969
       1,749    Unibail (Bearer)                                            241,083
      46,270    Usinor Sacilor                                              715,985
                                                                      --------------
                                                                         15,618,243
                                                                      --------------
                Germany - 7.4%
       6,080    Adidas Salomon AG                                           565,136
       4,290    Altana AG                                                   283,207
       1,210    Ava Allgemeine Handelsgesellschaft der
                Verbraucher AG                                              451,156
       6,950    Axa Colonia Konzern AG                                      675,366
         290    Axel Springer Verlag AG                                     346,133
      22,870    Bankgesellschaft Berlin AG                                  406,794
       6,170    Beiersdorf AG (Bearer)                                      415,137
      30,070    Berliner Kraft & Licht AG Class A                           457,365
      23,550    BHF Bank AG                                               1,111,899
       5,450    Bilfinger & Berger                                          131,250
      24,960    Buderus AG                                                  421,824
      22,580    Continental AG                                              519,933
         857    DBV-Winterthur Holding AG                                   403,722

              See accompanying notes to the financial statements.              3

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                Germany - continued
       6,250    Degussa-Huels AG *                                          241,617
       4,290    Douglas Holdings AG                                         185,784
       9,790    FAG Kugelfischer                                            102,890
       7,910    Gehe AG                                                     380,150
       1,740    Hamburgische Electricitaets-Werke AG                         38,595
       7,045    Heidelberg Port-Zement                                      710,642
       4,730    Hochtief AG                                                 205,338
         630    Holzmann (Philipp) *                                        111,794
      14,470    IWKA AG                                                     267,469
         870    Karstadt AG                                                 411,684
       1,800    Linde AG                                                    109,892
      17,400    MAN AG                                                      588,120
      12,830    Metallgesellschaft                                          290,006
       1,400    Preussag AG                                                  79,705
         770    Schmalbach-Lubeca                                           105,487
       3,520    Schwarz Pharma AG                                           144,444
       2,220    SGL Carbon AG                                               161,796
      13,610    SKW Trostberg AG                                            310,512
         720    Suedzucker AG                                               292,640
       7,496    Thyssen Krupp AG *                                          174,980
       7,720    Vereins Und Westbank                                        225,465
       8,840    Wella AG                                                    210,088
                                                                      --------------
                                                                         11,538,020
                                                                      --------------
                Hong Kong - 1.7%
      18,000    Asia Satellite Telecom                                       44,043
     131,000    Associated International Hotels                              52,298
     188,000    Chinese Estates Holdings Ltd                                 30,748
      66,000    Cross Harbour Tunnel Co Ltd                                  56,097
      48,400    Dah Sing Financial Services                                 192,599
      59,000    Great Eagle Holdings Ltd                                     86,618
     572,000    Guangdong Investment Ltd                                    117,123
      40,000    Guoco Group                                                 118,736
     108,000    Hang Lung Development Co Ltd                                123,784
     135,000    Henderson Investment Ltd                                     93,012
     134,400    HKR International Ltd                                       103,849
      85,500    Hong Kong Aircraft Engineering Co Ltd                       151,948
      54,000    Hong Kong & Shanghai Hotels                                  42,768
     138,000    Hopewell Holdings Ltd                                        94,190
      96,000    Hysan Development Co Ltd                                    124,866
     100,000    Kumagai Gumi Ltd                                             48,937
     434,000    Lai Sun Garment International Ltd                            25,710
      26,000    New World Infrastructure *                                   36,496

4             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                Hong Kong - continued
      27,100    Realty Development Corp Ltd Class A                          51,128
     300,000    Regal Hotels International Ltd                               32,066
      66,000    Shangri La Asia                                              74,796
     840,000    South China Morning Post Ltd                                530,061
      24,000    Television Broadcasting Ltd                                 107,557
     664,000    Top Glory International Holdings                             65,843
      96,101    Tsim Sha Tsui Properties Ltd                                 63,117
      14,000    Varitronix International                                     30,830
     108,000    Wheelock and Co Ltd                                         139,778
      14,000    Wing On International Holdings Ltd                           12,891
     125,500    Winsor Properties Holdings Ltd                               34,748
                                                                      --------------
                                                                          2,686,637
                                                                      --------------
                Italy - 2.1%
     716,220    Banca Nazionale dell'Agricultura (BNA)
                (Non Convertible)                                           821,567
      53,490    Finmeccanica SPA (Non Convertible) *                         40,059
     102,000    Fornara SPA (c) *                                                 -
     213,400    Grassetto SPA (c) *                                               1
       3,500    Recordati Industria Chimica e Farmaceutica SPA               29,944
      51,140    Recordati Industria Chimica e Farmaceutica SPA
                (Non Convertible)                                           230,651
      69,713    Reno de Medici SPA                                          231,212
      45,350    Rinascente                                                  198,789
     308,800    Snia BPD SPA (Non Convertible)                              241,366
     333,464    Unicem Di Risp                                            1,482,852
                                                                      --------------
                                                                          3,276,441
                                                                      --------------
                Japan - 25.1%
      89,000    Amada Co Ltd                                                746,774
      23,000    Amano Corp                                                  178,303
     221,000    Aoki Corp *                                                 124,967
       9,000    Aoki International                                           41,124
      20,800    Aoyama Trading                                              775,886
      83,000    Atsugi Nylon Industrial                                      96,138
      13,000    Bandai Co                                                   207,488
      46,000    Canon Sales Co Inc                                          730,412
       2,000    Chudenko Corp                                                34,292
      70,000    Citizen Watch Co                                            601,395
     202,000    Cosmo Oil Co Ltd                                            368,462
      16,700    CSK Corp                                                    472,160
      43,000    Daicel Chemical Industries Ltd                              176,479
      90,000    Daido Steel Co Ltd                                          155,958
      17,000    Dainippon Pharmaceutical Co Ltd                             104,501
      22,000    Daio Paper Corp                                             153,094
      46,900    Daito Trust Construction Co Ltd                             609,535

              See accompanying notes to the financial statements.              5

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                Japan - continued
      94,000    Denki Kagaku Kogyo                                          220,329
       3,000    Denny's Japan Co Ltd                                         73,328
      39,000    Ezaki Glico Co Ltd                                          213,772
      23,000    Fujitec Co                                                  240,184
      61,000    Fukuyama Transporting Co Ltd                                350,495
      45,000    Furukawa Co Ltd                                              69,771
     111,000    Gakken Co Ltd                                               168,051
      89,000    General Sekiyu (KK)                                         262,183
      44,000    Hankyu Department Stores Inc                                305,787
       8,000    Hanwa Co Ltd                                                 11,017
     165,000    Haseko Corp *                                               112,864
      24,000    Hitachi Maxell Ltd                                          590,998
      96,000    Hitachi Metals Ltd                                          656,665
      27,000    Hokuetsu Paper Mills                                        183,456
      15,000    House Foods Corp                                            226,413
      25,000    Hyogo Bank Ltd (c)                                                2
      66,000    INAX Corp                                                   486,370
      35,000    Intec Inc                                                   478,499
      12,000    Itoham Foods Inc                                             47,061
      28,000    Izumiya Co Ltd                                              259,200
      22,000    Japan Airport Terminal Co Ltd                               262,848
      64,000    Japan Steel Works Ltd                                        79,967
      99,000    Japan Synthetic Rubber Co Ltd                               827,069
      46,000    JGC Corp                                                    124,183
      33,000    Joshin Denki Co Ltd                                         122,495
      25,000    Kamigumi Co Ltd                                             150,486
      34,000    Kandenko Co                                                 201,249
      78,000    Kaneka Corp                                                 889,233
      10,000    Katokichi Co Ltd                                            188,335
     155,000    Keihin Electric Express Railway Co Ltd                      555,566
     194,000    Keio Teito Electric Railway Co Ltd                          769,666
      20,000    Kikkoman Corp                                               163,984
      14,000    Kissei Pharmaceutical Co Ltd                                274,522
       5,000    Kokuyo Co Ltd                                                88,923
      22,000    Komori Corp                                                 471,522
      48,000    Koyo Seiko Co Ltd                                           446,094
     108,000    Kurabo Industries Ltd                                       132,975
     207,000    Kureha Chemical Industry Co Ltd                             613,571
      10,000    Kyowa Exeo Corp                                              97,588
       6,000    Kyudenko Corp                                                30,261
      69,000    Lion Corp                                                   264,308
      55,000    Maeda Corp                                                  215,696


6             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                Japan - continued
      35,000    Maeda Road Construction                                     225,044
      51,000    Makino Milling Machine Co Ltd                               378,157
      45,000    Makita Corp                                                 533,540
      25,000    Matsushita Refrigeration Co                                  91,431
      51,000    Mitsubishi Belting                                          138,611
     152,000    Mitsubishi Gas Chemical Co Inc                              436,682
      27,000    Mori Seiki Co Ltd                                           446,942
      12,000    Nagase & Co                                                  57,458
      36,000    Nagoya Railroad Co Ltd                                      107,365
      34,000    Nankai Electric Railway Co Ltd                              139,541
      10,000    NHK Spring Co Ltd                                            58,553
      23,000    Nichicon Corp                                               451,001
       3,000    Nihon Unisys Ltd                                             90,839
     101,000    Nippon Chemi-Con Corp                                       491,897
      33,000    Nippon Hodo Co                                              210,981
      45,000    Nippon Meat Packers Inc                                     615,623
         900    Nippon Oil Co Ltd                                             3,981
      23,000    Nippon Paint Co                                              58,735
      88,000    Nippon Sheet Glass Co Ltd                                   409,321
      22,000    Nippon Shokubai Corp                                        131,625
      54,000    Nippon Suisan Kaisha Ltd                                    105,887
      38,000    Nissan Fire & Marine Insurance Co Ltd                       117,488
      31,000    Nisshin Oil Mills Ltd                                       122,705
     259,000    Nisshin Steel Co Ltd                                        368,498
      41,000    Nisshinbo Industries Inc                                    213,516
      55,000    Nitto Boseki Co Ltd                                         126,910
      41,000    Nitto Denko Corp                                          1,133,020
      35,000    Okamoto Industries Inc                                       80,761
      31,000    Olympus Optical Co Ltd                                      461,134
     255,600    Onoda Cement Co Ltd                                         669,043
      51,000    Onward Kashiyama Co Ltd                                     778,640
       2,000    Oyo Corp                                                     37,393
      22,000    Q.P. Corp                                                   154,499
     273,000    Renown Inc *                                                373,478
       5,000    Rinnai Corp                                                 121,073
      45,000    Royal Co Ltd                                                586,073
       5,000    Ryosan Co                                                   128,141
      20,000    Sanden Corp                                                 173,287
      69,000    Sankyo Aluminum Industry Co Ltd *                            64,818
      20,000    Sanrio Co Ltd                                               946,692
     145,000    Sanyo Securities Co Ltd (c) *                                 1,322
      47,000    Seino Transportation Co Ltd                                 299,202

              See accompanying notes to the financial statements.              7

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                Japan - continued
       6,000    Shimachu Co                                                 111,086
      89,000    Shionogi and Co Ltd                                         763,008
     325,000    Showa Denko                                                 444,617
      33,000    Showa Electric Wire & Cable                                  51,466
     124,000    Showa Shell Sekiyu                                          834,621
       5,000    Skylark Co Ltd                                              131,333
      61,000    Stanley Electric Co Ltd                                     258,142
      43,000    Sumitomo Bakelite Co Ltd                                    448,648
      24,000    Taiyo Yuden Co Ltd                                          514,387
      27,895    Takara Standard Co                                          177,325
      63,000    Tanabe Seiyaku Co Ltd                                       422,892
      69,000    Teikoku Oil Co Ltd                                          254,239
      95,000    Toda Corp                                                   521,592
      52,000    Tokai Carbon Co Ltd                                         105,285
      42,000    Tokuyama Corp                                               173,524
      14,000    Tokyo Broadcasting System Inc                               226,641
     107,000    Tokyo Construction Co Ltd *                                  94,660
      76,000    Tokyo Electric Co Ltd                                       285,576
      88,000    Tokyo Ink Manufacturing Co Ltd                              195,029
      38,000    Tokyo Rope Manufacturing Co Ltd                              72,434
      30,000    Tokyo Style Co Ltd                                          322,860
      24,000    Toshiba Tungaloy Co Ltd                                      73,765
      17,000    Toyo Engineering Corp                                        18,140
      10,000    Toyo Suisan Kaisha                                          109,444
      36,000    Tsubakimoto Chain                                           208,491
     162,000    Victor Co of Japan Ltd                                    1,233,709
      49,000    Wacoal Corp                                                 518,400
      10,000    Yamatake Honeywell                                          112,180
      62,000    Yodogawa Steel Works                                        275,380
      18,000    Yokogawa Electric Corp                                      125,587
      89,000    Yokohama Rubber Co                                          231,338
                                                                      --------------
                                                                         38,960,660
                                                                      --------------
                Malaysia - 0.1%
      81,000    Guinness Anchor Berhad                                       90,379
     357,000    Promet Berhad *                                              27,245
     312,000    Rekapacific Berhad *                                         37,768
                                                                      --------------
                                                                            155,392
                                                                      --------------
                Norway - 0.0%
           1    SAS Norge ASA Class B                                            10
                                                                      --------------

8             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                Singapore - 1.8%
     141,000    Asia Food & Properties Ltd *                                 82,485
   1,263,000    Chuan Hup Holdings Ltd                                    1,064,810
      30,000    Datacraft Asia Ltd                                          115,800
      16,000    Elec & Eltek International Co Ltd                            57,920
      30,000    Fraser & Neave                                              113,994
      70,000    Hotel Properties Ltd                                         64,418
       7,000    Jurong Shipyard                                              31,586
      60,500    Keppel FELS Energy & Infrastructure *                        48,851
     102,000    Keppel Land Ltd                                             156,849
      65,000    Natsteel Electronics                                        324,170
      41,000    Parkway Holdings Ltd                                         86,172
      28,000    Singapore Land Ltd                                           67,826
      77,000    United Industrial Corp Ltd                                   44,116
      31,000    Venture Manufacturing                                       296,325
      67,000    Want Want Holdings                                          120,600
     146,000    Wing Tai Holdings                                           156,896
                                                                      --------------
                                                                          2,832,818
                                                                      --------------
                Sweden - 5.1%
      13,900    AGA AB Class A                                              234,780
      14,570    AGA AB Class B                                              246,097
      10,330    Atlas Copco AB                                              297,680
       6,370    Atlas Copco AB Class B                                      181,636
      31,650    Avesta Sheffield AB                                         155,970
      16,622    Celsius Industrier AB Class B                               193,209
      19,270    Gambro AB Class A                                           199,490
      11,160    Gambro AB Class B                                           115,532
      34,034    Industrivarden AB Class A                                   581,038
      16,210    Kinnevik Investment Class B                                 294,406
      25,670    Mo Och Domsjo AB Class B                                    783,247
       2,100    Modern Times Group AB *                                      58,482
       6,370    Sandivik AB Class B                                         174,695
      13,700    Scancem AB Class A                                          655,225
      37,830    Securitas AB Class B                                        540,494
      11,770    SKF AB Class B                                              267,921
      17,370    SSAB Swedish Steel Class A                                  241,863
     233,084    Stena Line AB Class B                                       285,040

              See accompanying notes to the financial statements.             9

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                Sweden - continued
       9,937    Svedala Industries                                          208,149
      13,535    Svenska Kullagerfabriken AB                                 288,432
      50,080    Sydkraft AB Class A                                       1,000,509
      40,488    Sydkraft AB Class C                                         750,050
       8,398    Tryggtia Compulsory Acq Shs                                 248,107
                                                                      --------------
                                                                          8,002,052
                                                                      --------------
                Switzerland - 3.1%
          80    Ares-Serono SA Class B (Bearer)                             120,916
         260    Ascom Holding AG (Registered)                                98,673
         150    Baloise Holdings                                            125,437
         270    Banque Cantonale Vaudoise (Bearer)                           84,648
       1,900    BK Vision AG (Bearer) *                                     405,056
          60    Bobst AG (Registered)                                        35,839
          40    Bobst SA (Bearer)                                            47,786
       1,250    Clariant AG (Registered)                                    600,620
          50    Ems-Chemie Holding AG (Bearer) *                            242,558
         190    Forbo Holdings AG (Registered)                               75,243
         210    Helvetia Patria Holding                                     171,870
         300    Hero AG *                                                    39,601
         280    Hilti AG (Participating Certificate)                        191,275
         180    Intershop Holdings AG (Bearer)                              106,924
          60    Jelmoli (Bearer)                                             60,788
         190    Jelmoli (Registered)                                         39,126
          40    Julius Baer Holdings (Bearer)                               123,292
          45    Kuoni Reisen Holdings AG (Registered)                       179,840
          50    Motor-Columbus (Bearer)                                      96,363
         140    Movenpick Holdings (Bearer)                                  61,910
       1,540    Oerlikon-Buhrle (Registered)                                223,616
          90    Pargesa Holdings SA (Bearer)                                142,565
         190    Pharma Vision *                                             131,674
         300    Rieter Holdings AG (Registered)                             189,096
       1,340    Sairgroup Zuerich (Registered)                              281,691
         190    Saurer Group Holdings (Registered) *                         88,912
          60    Schindler-Holding AG (Participant Certificates)              91,400
         100    Schindler-Holding AG (Registered)                           161,706

10             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                Switzerland - continued
         170    Schweizerische Industrie-Gesellschaft Holding AG
                (Registered)                                                105,359
         320    Sika Finanz AG (Bearer)                                      96,416
          90    Societe Generale de Surveillance Holding SA
                (Registered)                                                 24,058
         370    Sulzer Gebrueder AG (Registered) *                          232,242
          80    Vontobel Holding AG Class B                                 132,004
          60    Zellweger Luwa AG (Bearer)                                   36,354
                                                                      --------------
                                                                          4,844,858
                                                                      --------------
                United Kingdom - 30.1%
     140,600    AMEC                                                        607,019
     113,680    Arjo Wiggins Appleton Plc                                   395,744
     163,660    Associated British Ports                                    890,787
     111,540    Barratt Development                                         581,096
     124,200    Beazer Holmes Plc                                           368,460
      87,052    Berisford International                                     420,626
     217,900    BICC Group                                                  395,921
      69,390    Blue Circle Industries                                      478,102
      68,710    Bowthorpe Holdings                                          663,998
     131,240    BPB Industries Plc                                          796,628
     129,790    British Land Co                                           1,087,305
     198,925    Bunzl Co                                                  1,034,752
     204,000    Caradon Plc                                                 569,118
     140,660    Carillion Plc *                                             312,120
      23,870    Charter Plc (Registered)                                    147,194
      43,710    Christian Salvesen Plc                                       93,828
      47,908    Cobham Group Plc                                            658,638
      68,800    Cordiant Communications Group                               214,063
     132,331    Debenhams Plc                                               834,104
      65,330    Delta Plc                                                   171,752
     180,450    Electrocomponents Plc                                     1,468,182
     213,574    Elementis Plc                                               401,797
      51,962    Express Dairies Plc                                         105,276
      80,580    First Leisure Plc                                           318,739
      46,170    Glynwed International                                       174,833
      79,810    Great Portland Estates Plc                                  289,385
      99,891    Greenalls Group Plc                                         604,733
     127,896    Hammerson Plc                                             1,023,111
     102,310    Hazlewood Foods                                             215,507
      91,670    Hepworth Plc                                                336,074
      34,063    Hyder Plc                                                   307,816
      29,069    Inchcape Plc                                                181,123
     109,820    Johnson Matthey                                           1,081,584

              See accompanying notes to the financial statement.              11

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares      Description                                              Value ($)
------------------------------------------------------------------------------------
                United Kingdom - continued
     628,787    Ladbroke Group                                            2,403,791
      46,130    Laird Group                                                 226,604
     680,817    Lasmo Plc                                                 1,674,921
      73,980    Lex Service                                                 735,149
     186,776    Lonrho Africa Plc                                           141,153
     173,646    Lonrho Plc                                                1,591,520
      50,998    Meyer International                                         369,010
     260,260    MFI Furniture Group                                         196,688
     111,550    Mirror Group Plc                                            455,592
     120,430    Morgan Crucible                                             603,205
     286,460    NFC Plc                                                   1,013,349
      95,425    Northern Foods Plc                                          201,772
      56,262    Ocean Group Plc                                             915,973
     247,720    Pilkington                                                  430,187
     112,130    Premier Farnell Plc                                         515,656
      89,355    Provident Financial Plc                                   1,149,427
     142,920    Racal Electronics                                           865,228
     148,911    Rexam Plc                                                   702,761
     219,340    Rugby Group                                                 389,720
      19,130    Saatchi & Saatchi Plc                                        71,056
     176,600    Scottish Hydro-Electric Plc                               1,621,434
     259,097    Securicor Plc                                             2,447,613
      58,960    Slough Estates                                              345,089
     131,810    Smith (WH) Group Plc                                      1,221,857
      38,036    Southwest Water                                             655,941
     183,250    St James's Place Capital                                    605,520
     206,742    Storehouse Plc                                              380,633
     140,660    Tarmac Plc *                                              1,144,442
      52,770    Tate & Lyle                                                 341,952
     653,480    Taylor Woodrow Plc                                        1,938,658
     121,770    Telewest Communications Plc *                               473,347
      25,616    Thames Water Plc                                            368,232
      56,199    Transport Development Group Plc                             235,401
      52,590    Unigate                                                     322,182
     206,610    United Biscuits Plc                                         644,504
     110,760    Wilson (Connolly) Holdings                                  316,121
     402,435    Wimpey (George)                                             983,585
     135,780    Yorkshire Water                                             897,326
                                                                      --------------
                                                                         46,826,014
                                                                      --------------

12              See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares/
 Par Value ($)  Description                                              Value ($)
------------------------------------------------------------------------------------
                United States - 0.0%
       2,125    Ultramar Diamond Shamrock Corp                               55,516
                                                                      --------------

                TOTAL COMMON STOCKS (Cost $146,805,840)                 146,857,874
                                                                      --------------
                PREFERRED STOCKS - 1.2%
                Germany - 1.2%
       4,290    Fresenius Medical Care AG (Non Voting)                      715,947
         480    Friedrich Grohe AG (Non Voting)                             137,144
       4,340    GEA AG                                                      144,400
       7,200    MAN AG                                                      155,522
         290    Porsche AG (Non Voting)                                     730,555
                                                                      --------------
                                                                          1,883,568
                                                                      --------------

                TOTAL PREFERRED STOCKS (Cost $1,845,181)                  1,883,568
                                                                      --------------
                RIGHTS & WARRANTS - 0.0%
                Singapore - 0.0%
       1,650    Haw Par Brothers International Ltd Warrants
                7/18/2001 *                                                     960
                                                                      --------------

                TOTAL RIGHTS & WARRANTS (Cost $3,322)                           960
                                                                      --------------

                SHORT-TERM INVESTMENTS - 5.3%
                Cash Equivalents - 3.4%
$  3,700,000    First National Bank of Chicago Time Deposit,
                5.50% due 9/01/99                                         3,700,000
   1,578,247    The Boston Global Investment Trust (b)                    1,578,247
                                                                      --------------
                                                                          5,278,247
                                                                      --------------
                U.S. Government - 1.9%
$  3,025,000    U. S. Treasury Bill, 4.61% due 1/06/2000 (a)              2,973,777
                                                                      --------------

                TOTAL SHORT-TERM INVESTMENTS (Cost $8,256,601)            8,252,024
                                                                      --------------
                TOTAL INVESTMENTS - 100.9%
                (Cost $156,910,944)                                     156,994,426

                Other Assets and Liabilities (net) -  (0.9%)             (1,452,652)
                                                                      --------------

                TOTAL NET ASSETS - 100.0%                            $  155,541,774
                                                                      ==============

              See accompanying notes to the financial statements.            13

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
          Notes to the Schedule of Investments

          (a) This security is held as collateral for open futures contracts (Note 6).

          (b)  Represents investment of security lending collateral (Note 1).

          (c)  Bankrupt issuer.

          *    Non-income producing security.

14             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                At August 31, 1999, industry sector diversification of the Fund's equity investments was as follows:

                Industry Sector


                Construction                             11.4%
                Services                                 10.3
                Machinery                                 8.3
                Consumer Goods                            7.5
                Electronic Equipment                      5.5
                Conglomerates                             5.0
                Retail Trade                              4.7
                Chemicals                                 4.2
                Health Care                               3.9
                Metals and Mining                         3.8
                Utilities                                 3.3
                Transportation                            3.0
                Banking                                   3.0
                Oil and Gas                               2.9
                Real Estate                               2.8
                Financial Services                        2.7
                Paper and Allied Products                 2.6
                Communications                            2.4
                Textiles                                  2.2
                Insurance                                 1.4
                Food and Beverage                         1.4
                Automotive                                1.3
                Aerospace                                 1.0
                Telecommunications                        0.9
                Computers                                 0.2
                Miscellaneous                             4.3
                                                      =======
                                                        100.0%
                                                      =======

              See accompanying notes to the financial statements.             15

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
-----------------------------------------------------------------------------------------------
Assets:
     Investments, at value (cost $156,910,944) (Note 1)                         $  156,994,426
     Foreign currency, at value (cost $240,532) (Note 1)                               241,875
     Cash                                                                               10,761
     Receivable for variation margin on open futures contracts (Notes 1 and 6)           4,820
     Dividends and interest receivable                                                 193,263
     Receivable for investments sold                                                   148,911
     Foreign withholding taxes receivable                                              119,315
     Receivable for expenses waived or borne by Manager (Note 2)                        37,163
                                                                                 --------------

         Total assets                                                              157,750,534
                                                                                 --------------

Liabilities:
     Net payable for open forward foreign currency contracts (Notes 1 and 6)           474,577
     Accrued Malaysian repatriation taxes (Note 1)                                      12,958
     Payable upon return of securities loaned (Note 1)                               1,578,247
     Payable to affiliate for (Note 2):
         Management fee                                                                 79,504
         Shareholder service fee                                                        19,877
     Accrued expenses                                                                   43,597
                                                                                 --------------

         Total liabilities                                                           2,208,760
                                                                                 --------------
Net assets                                                                      $  155,541,774
                                                                                 ==============


Net assets consist of:
     Paid-in capital                                                            $  156,559,565
     Accumulated undistributed net investment income                                 4,711,835
     Accumulated net realized loss                                                  (4,939,995)
     Net unrealized depreciation                                                      (789,631)
                                                                                 --------------
                                                                                $  155,541,774
                                                                                 ==============


Net assets attributable to Class III Shares                                     $  155,541,774
                                                                                 ==============

Shares outstanding - Class III                                                      12,436,699
                                                                                 ==============

Net asset value per share - Class III                                           $        12.51
                                                                                 ==============

16            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $307,859)             $   2,591,538
     Interest (including securities lending income of $11,731)            270,899
                                                                     -------------

         Total income                                                   2,862,437
                                                                     -------------
Expenses:
     Management fee (Note 2)                                              480,522
     Custodian fees                                                       134,547
     Audit fees                                                            27,604
     Transfer agent fees                                                   14,534
     Legal fees                                                             2,578
     Trustees fees (Note 2)                                                   829
     Registration fees                                                        364
     Miscellaneous                                                          1,379
     Fees waived or borne by Manager (Note 2)                            (181,835)
                                                                     -------------
                                                                          480,522
     Shareholder service fee - Class III (Note 2)                         120,132
                                                                     -------------

         Net expenses                                                     600,654
                                                                     -------------

             Net investment income                                      2,261,783
                                                                     -------------

Realized and unrealized gain (loss):

         Net realized gain (loss) on:
             Investments                                                2,613,388
             Closed futures contracts                                  (1,755,932)
             Foreign currency, forward contracts and foreign
                 currency related transactions                         (2,523,557)
                                                                     -------------
                    Net realized loss                                  (1,666,101)
                                                                     -------------

         Change in net unrealized appreciation (depreciation) on:
             Investments (Note 1)                                      20,992,371
             Open futures contracts                                      (127,125)
             Foreign currency, forward contracts and foreign
                 currency related transactions                            543,321
                                                                     -------------
                 Net unrealized gain                                   21,408,567
                                                                     -------------

         Net realized and unrealized gain                              19,742,466
                                                                     -------------
Net increase in net assets resulting from operations                $  22,004,249
                                                                     =============

              See accompanying notes to the financial statements.             17

GMO International Small Companies Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------

                                                                         Six Months Ended
                                                                         August 31, 1999        Year Ended
                                                                           (Unaudited)       February 28, 1999
                                                                        ---------------------------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                              $       2,261,783   $        3,486,990
     Net realized gain (loss)                                                  (1,666,101)           8,155,069
     Change in net unrealized appreciation (depreciation)                      21,408,567          (20,794,784)
                                                                         -----------------   ------------------

     Net increase (decrease) in net assets resulting from operations           22,004,249           (9,152,725)
                                                                         -----------------   ------------------

Distributions to shareholders from:
     Net investment income - Class III                                         (1,936,570)          (3,362,663)
     Net realized gains - Class III                                                     -           (6,450,138)
                                                                         -----------------   ------------------
                                                                               (1,936,570)          (9,812,801)
                                                                         -----------------   ------------------

Net share transactions - Class III (Note 5)                                   (22,667,439)         (57,047,497)
                                                                         -----------------   ------------------


     Total decrease in net assets                                              (2,599,760)         (76,013,023)

Net assets:
     Beginning of period                                                      158,141,534          234,154,557
                                                                         -----------------   ------------------

     End of period (including accumulated undistributed net
         investment income of $4,711,835 and $4,386,622, respectively)  $     155,541,774   $      158,141,534
                                                                         =================   ==================


18            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------------------------------

                                             Six Months Ended                    Year ended February 28/29,
                                              August 31, 1999      ----------------------------------------------------------
                                                (Unaudited)           1999        1998       1997         1996         1995
                                             -------------------   ---------   ---------   ---------    ---------   ---------

Net asset value, beginning of period        $             11.02   $   12.22   $   13.46   $   12.95    $   11.95   $   14.45
                                             -------------------   ---------   ---------   ---------    ---------   ---------

Income (loss) from investment operations:
  Net investment income                                    0.17 +      0.55        0.27        0.23         0.18        0.18
  Net realized and unrealized gain (loss)                  1.47       (1.15)       0.42        0.55         1.16       (1.52)
                                             -------------------   ---------   ---------   ---------    ---------   ---------

    Total from investment operations                       1.64       (0.60)       0.69        0.78         1.34       (1.34)
                                             -------------------   ---------   ---------   ---------    ---------   ---------

Less distributions to shareholders from:
  Net investment income                                   (0.15)      (0.21)      (0.26)      (0.07)       (0.17)      (0.20)
  In excess of net investment income                          -           -           -           -        (0.02)          -
  Net realized gains                                          -       (0.39)      (1.67)      (0.20)       (0.15)      (0.96)
  In excess of net realized gains                             -           -           -       (0.00)           -           -
                                             -------------------   ---------   ---------   ---------    ---------   ---------
     Total distributions                                  (0.15)      (0.60)      (1.93)      (0.27)       (0.34)      (1.16)
                                             -------------------   ---------   ---------   ---------    ---------   ---------

Net asset value, end of period              $             12.51   $   11.02   $   12.22   $   13.46    $   12.95   $   11.95
                                             ===================   =========   =========   =========    =========   =========

Total Return (a)                                         14.93%      (5.06%)      6.92%       5.99%       11.43%      (9.66%)

Ratios/Supplemental Data:

       Net assets, end of period (000's)    $           155,542   $ 158,142   $ 234,155   $ 235,653    $ 218,964   $ 186,185
       Net expenses to average
           daily net assets                               0.75% *     0.75%       0.75%       0.76% (b)    0.76% (b)   0.76% (b)
       Net investment income to average
           daily net assets                               2.82% *     1.67%       1.93%       1.75%        1.84%       1.45%
       Portfolio turnover rate                               2%          8%         79%         13%          13%         58%
       Fees and expenses voluntarily
           waived or borne by the
           Manager consisted of the
           following per share amounts:     $              0.01   $    0.27   $    0.12   $    0.10    $    0.07   $    0.08

+    Computed using average shares outstanding throughout the period.
*    Annualized
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.

              See accompanying notes to the financial statements.             19

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the Salomon Smith Barney EMI World ex-U.S. Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.

     Futures contracts
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1999, there were no open swap agreements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $1,488,845 collateralized by cash in the amount of $1,578,247, which was invested in a short-term instrument.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     Effective February 4, 1999, the Malaysian government imposed levies on the repatriation by foreigners of proceeds from the sale of Malaysian securities. Funds invested in Malaysia prior to February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, were subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $12,958 for potential repatriation tax on principal invested prior to February 15, 1999. Effective September 1, 1999, the Malaysian government exempted funds invested prior to February 15, 1999 from all levies, and such funds may now be freely repatriated. Accordingly, effective September 1, 1999 no accrual for potential Malaysian repatriation taxes is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is 1.00% of the amount invested. In the case of cash redemptions, the fee is .60% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased," respectively, as summarized in Note 5. For the six months ended August 31, 1999, the Fund received $550 in purchase premiums and $143,917 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a premium of up to .10% may be charged on certain in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of 1.25% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceeded .60% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $829. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $3,338,861 and $30,764,023, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                        Gross Unrealized    Gross Unrealized     Net Unrealized
      Aggregate Cost      Appreciation        Depreciation        Appreciation
     ----------------  ------------------  ------------------   ----------------
       $156,910,944        $25,054,388        $24,970,906           $83,482


4.   Principal shareholders

     At August 31, 1999, 32.6% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                    Six Months Ended                       Year Ended
     Class III:                      August 31, 1999                   February 28, 1998
                             -------------------------------    -------------------------------
                                 Shares           Amount            Shares           Amount
                             --------------  ---------------    --------------  ---------------
     Shares sold                     4,888  $        55,000           816,456  $     9,903,936

     Shares issued to
     shareholders in
     reinvestment of
     distributions                  92,333        1,120,000           718,062        8,300,432

     Shares
     repurchased                (2,005,850)     (23,842,439)       (6,353,000)     (75,251,865)
                             --------------  ---------------    --------------  ---------------

     Net decrease               (1,908,629) $   (22,667,439)       (4,818,482) $   (57,047,497)
                             ==============  ===============    ==============  ===============

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

      A summary of outstanding financial instruments at August 31, 1999 is as follows:

      Forward currency contracts

                                                                                      Net Unrealized
          Settlement                              Units                                Appreciation
             Date           Deliver/Receive    of Currency            Value           (Depreciation)
       ------------------  -----------------  ---------------    ---------------     ----------------
       Buys
                10/08/99          AUD              8,960,240    $     5,712,494     $         19,345
                10/08/99          CAD              4,511,826          3,025,545               35,713
                03/03/00          CHF              7,669,015          5,173,721                9,401
                03/03/00          EUR             27,847,774         29,834,384             (31,413)
                03/03/00          GBP              5,396,253          8,694,888               17,467
                10/08/99          HKD             20,538,100          2,642,253                1,609
                10/08/99          JPY          2,439,596,634         22,374,251            1,758,400
                03/03/00          NOK             78,836,028         10,037,223             (99,291)
                10/08/99          NZD                800,156            413,991             (36,009)
                03/03/00          SEK             33,284,868          4,077,125                4,106
                10/08/99          SGD              1,290,723            768,791              (2,618)
                                                                                     ----------------
                                                                                    $      1,676,710
                                                                                     ================

       Sales
                10/08/99          AUD              1,190,635    $       759,075     $          9,353
                10/08/99          CAD              5,066,036          3,397,187             (10,899)
                03/03/00          CHF              8,177,182          5,516,544             (30,124)
                03/03/00          EUR              3,271,501          3,504,884               58,151
                03/03/00          GBP             19,696,272         31,736,255             (41,591)
                10/08/99          HKD              5,437,486            699,540                (510)
                10/08/99          JPY          3,398,625,035         31,169,780          (2,184,308)
                03/03/00          NOK             51,361,244          6,539,196               68,419
                03/03/00          SEK             25,212,875          3,088,372             (16,505)
                10/08/99          SGD              1,290,723            768,791              (3,273)
                                                                                     ----------------
                                                                                    $    (2,151,287)
                                                                                     ================

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

        Currency Abbreviations:

        AUD  Australian Dollar        JPY  Japanese Yen
        CAD  Canadian Dollar          NOK  Norwegian Kroner
        CHF  Swiss Franc              NZD  New Zealand Dollar
        EUR  Euro                     SEK  Swedish Krona
        GBP  British Pound            SGD  Singapore Dollar
        HKD  Hong Kong Dollar

Futures contracts

                                                                          Net Unrealized
        Number of                                                          Appreciation
        Contracts      Type       Expiration Date      Contract Value     (Depreciation)
       -----------  -----------  -----------------    ----------------   ----------------
          Buys
           190        ALL ORDS     September 1999    $      8,943,197   $       (96,012)
           69        HANG SENG     September 1999           6,046,825           (63,913)
           23          MIB30       September 1999           4,097,868          (121,545)
            1           OMX        September 1999              10,168               (90)
                                                                         ----------------
                                                                        $      (281,560)
                                                                         ================


          Sells
           30          CAC40       September 1999    $      1,458,258   $            128
            8           DAX        September 1999           1,117,195             35,341
           69         FTSE 100     September 1999           6,917,086            278,618
            7           TSE        September 1999             931,879             10,178
           43          TOPIX       September 1999           5,759,086          (431,302)
                                                                         ----------------
                                                                        $      (107,037)
                                                                         ================

     At August 31, 1999, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO International Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 COMMON STOCKS - 92.9%
                 Australia - 4.2%
       625,600   Amcor Ltd                                                                 3,254,577
       525,075   Australia and New Zealand Banking Group Ltd                               3,409,080
         9,800   Bank of Western Australia                                                    21,417
     1,283,267   Boral Ltd                                                                 1,962,321
        42,500   Broken Hill Proprietary Ltd                                                 456,279
       165,969   Caltex Australia Ltd                                                        332,046
       885,087   Coles Myer Ltd                                                            4,929,340
     1,179,500   Colonial Ltd                                                              4,425,692
       220,187   Commonwealth Bank of Australia                                            3,459,043
       393,296   Consolidated Rutile Ltd *                                                   170,400
        10,500   CRA Ltd                                                                     179,963
        46,100   CSL Ltd                                                                     548,005
     1,704,496   CSR Ltd                                                                   4,344,079
       538,500   Cultus Petroleum *                                                          288,208
       171,700   David Jones Ltd                                                             134,560
       839,654   Delta Gold                                                                1,181,248
       255,000   Email Ltd                                                                   454,925
        30,482   Energy Resources of Australia Class A                                        44,670
        30,696   Foodland Associated                                                         188,734
       504,572   Fosters Brewing Group Ltd                                                 1,475,630
       843,728   General Property Trust Units                                              1,429,966
        60,200   GIO Australia Holdings Ltd                                                   97,080
     3,026,831   Goodman Fielder Ltd                                                       2,777,105
        75,847   Harvey Norman Holdings                                                      794,285
       166,000   Jupiters Ltd                                                                386,049
         3,200   Leighton Holdings                                                            12,759
       461,779   MIM Holdings Ltd                                                            361,894
       310,808   National Australia Bank Ltd                                               4,691,362
       868,973   National Food Ltd                                                         1,478,289
     1,040,000   National Mutual Holdings                                                  1,583,700
       121,400   Newcrest Mining Ltd *                                                       286,195
     3,238,307   News Corp Ltd                                                            23,624,640
     2,374,711   Normandy Mining Ltd                                                       1,694,613
       183,100   North Broken Hill Peko Ltd                                                  403,651
     1,100,660   Pacific Dunlop Ltd                                                        1,633,995
     1,224,217   Pioneer International Ltd                                                 3,120,039
       388,921   PMP Communications Ltd                                                      676,497
     1,990,379   Qantas Airways Ltd                                                        6,404,258
        41,500   QCT Resources Ltd                                                            27,764

              See accompanying notes to the financial statements.              1

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Australia - continued
       506,000   Resolute Ltd                                                                183,767
        63,007   Rothmans Holdings Ltd                                                       656,369
       657,892   Santos Ltd                                                                1,961,743
       977,139   Schroders Property                                                        1,581,364
         4,200   Stockland Trust Group                                                         9,631
        56,800   Suncorp Metway Ltd                                                          308,702
        10,000   Tabcorp Holdings                                                             68,175
        85,900   Telstra Corporation                                                         446,059
       934,667   Western Mining Corp Holdings Ltd                                          4,113,278
        21,500   Westfarmers Ltd                                                             193,152
     2,088,908   Westfield Trust Units                                                     4,245,723
     1,281,691   Westpac Banking Corp                                                      7,757,980
                                                                                    -----------------
                                                                                         104,270,301
                                                                                    -----------------
                 Austria - 3.2%
         2,023   Austria Mikro Systeme International                                          76,177
        19,512   Austria Tabakwerke AG                                                     1,063,453
        30,969   Austrian Airlines                                                           721,278
        55,452   Boehler Uddeholm (Bearer)                                                 2,664,403
        82,962   Brau Union AG                                                             3,982,720
        18,385   EA-Generali AG                                                            3,145,903
           694   Energie-Versorgung Niederoesterreich AG                                      97,567
       124,537   Erste Bank Der Oesterreichischen Sparkassen AG                            6,905,966
         7,847   Flughafen Wien AG                                                           310,400
         7,655   Interunfall Versicherung AG                                                 816,645
         9,192   Leykam-Muerztaler Papier und Zellstoff AG                                   195,832
        28,861   Mayr-Melnhof Karton AG (Bearer)                                           1,383,993
        44,545   Oesterreichische Brau Beteiligungs AG                                     2,032,588
        55,388   Oesterreichische Elektrizitaetswirtschafts AG                             8,307,508
       343,330   Oesterreichische Laenderbank AG                                          18,222,776
        31,770   OMV AG                                                                    3,186,243
       209,276   Radex-Heraklith AG                                                        5,937,343
         1,968   Universale Bau AG                                                            66,518
       642,248   Voest-Alpine Stahl AG                                                    20,961,771
                                                                                    -----------------
                                                                                          80,079,084
                                                                                    -----------------
                 Belgium - 1.3%
        25,250   Almanij NV                                                                1,493,538
         7,650   Arbed SA                                                                    763,590
         2,460   Bekaert SA                                                                1,139,647
         9,275   CBR Cimenteries NPV                                                         843,497

2             See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Belgium - continued
      36,302     Compagnie Benelux Paribas SA                                              2,281,467
       2,050     Compagnie Maritime Belge SA                                                  87,046
      28,399     Credit Commercial Dexia                                                   4,148,508
      24,566     Electrabel SA                                                             8,207,301
      23,800     Electrafina NPV                                                           2,961,345
       8,113     Fortis (B)                                                                  278,504
       3,550     Glaverbel NPV                                                               363,720
      18,400     Groupe Bruxelles Lambert NPV                                              3,515,792
      60,238     Solvay Et Cie                                                             4,240,699
       5,150     Tessenderlo Chemie                                                          240,434
      39,000     Union Miniere NPV                                                         1,561,655
                                                                                    -----------------
                                                                                          32,126,743
                                                                                    -----------------
                 Canada - 1.8%
      82,900     Air Canada Inc *                                                            502,778
         900     Alcan Aluminum Ltd                                                           29,614
      72,400     Bank of Montreal                                                          2,547,246
     226,700     Bank of Nova Scotia                                                       4,922,316
      14,900     Biochem Pharma Inc *                                                        385,431
     139,899     Boliden Ltd SDR *                                                           328,616
     243,400     Bombardier Inc Class B                                                    3,792,421
      11,575     Canadian Hunter Exploration Ltd *                                           188,107
       6,400     Canadian Marconi Co                                                          70,982
         900     Canadian Pacific Ltd                                                         21,170
         700     Cominco Ltd                                                                  12,079
       2,800     Co-Steel Inc                                                                 26,645
      51,700     Dofasco Inc                                                                 881,762
     139,650     Donohue Inc Class A                                                       2,260,118
      45,800     Enbridge Inc                                                                979,105
       1,700     Fairfax Financial Holdings Ltd *                                            283,675
         800     Falconbridge Ltd                                                             12,492
      40,807     Fletcher Challenge Ltd Class A                                              445,754
     125,502     Gulf Canada Resources Ltd                                                   513,043
       3,400     Hollinger Inc                                                                34,406
      75,010     Hudsons Bay Co                                                              980,227
         700     Imperial Oil Ltd                                                             14,730
       1,700     Ivaco Inc Class A                                                             5,309
      28,300     Magna International Class A                                               1,405,328
     176,980     Methanex Corp *                                                             521,855
      32,000     Molson Co Ltd Class A                                                       547,916

              See accompanying notes to the financial statements.              3

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Canada - continued
      25,541     Nexfor Inc                                                                  156,615
      52,700     NS Power Holdings Inc                                                       579,199
      41,720     PanCanadian Petroleum Ltd                                                   684,989
      96,600     Petro Canada                                                              1,453,337
      39,100     Potash Corp of Saskatchewan                                               2,182,703
      66,500     Quebecor Inc Class B                                                      1,671,190
      95,954     Rogers Cantel Mobile Communications Class B *                             2,089,871
      66,366     Seagram Ltd                                                               3,524,665
      30,440     Shell Canada Ltd Class A                                                    646,661
      83,960     Stelco Inc Class A                                                          644,245
     113,000     Transalta Corp                                                            1,499,397
     384,874     Transcanada Pipelines Ltd                                                 5,429,297
     104,300     Westcoast Energy Inc                                                      2,037,492
                                                                                    -----------------
                                                                                          44,312,786
                                                                                    -----------------
                 Denmark - 0.0%
       3,440     Topdanmark AS                                                               627,978
                                                                                    -----------------

                 Finland - 0.6%
      41,700     Amer Group Class A                                                          742,169
     274,300     Enso OY Class R                                                           3,650,590
      82,500     Finnair Class A                                                             413,918
         200     Huhtamaki OY Class I                                                          6,929
      26,238     Instrumentarium OY Class A                                                  983,843
     171,800     Kesko OY                                                                  2,108,609
       6,650     Kone Corp Class B                                                           825,327
      92,000     Merita Ltd Class A                                                          485,875
      25,200     Metra AB Class A                                                            454,361
       6,200     Metra AB Class B                                                            111,329
      19,042     Metso OY *                                                                  241,357
      38,500     Outokumpu Class A                                                           503,034
      83,800     Partek OY                                                                 1,035,611
     185,901     Rautaruukki OY                                                            1,335,234
      33,200     Sampo Insurance Co Ltd Class A                                            1,087,093
      42,250     Stockmann AB Class A                                                        758,652
      19,400     Stockmann AB Class B                                                        277,656
      29,000     UPM-Kymmene OY                                                            1,003,173
                                                                                    -----------------
                                                                                          16,024,760
                                                                                    -----------------

4             See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 France - 12.0%
           110   Accor SA                                                                     26,468
        42,220   Air France *                                                                730,018
        21,134   Air Liquide Class L                                                       3,241,269
           510   Alcatel Alsthom Cie Generale d'Electricite SA                                78,110
       200,101   Assurances Generales De France (Bearer)                                  10,329,001
         3,110   Axa SA                                                                      386,966
       191,170   Banque Nationale de Paris                                                14,619,248
       176,930   Banque Paribas Class A                                                   18,819,049
         4,427   Bongrain                                                                  1,688,043
         8,458   Cap Gemini SA                                                             1,451,736
        26,392   Christian Dior                                                            4,237,236
           400   Clarins                                                                      39,335
        89,013   Compagnie Generale d'Industrie et de Participations                       4,400,135
        20,940   Credit Commercial de France                                               2,625,392
        26,090   Credit Local de France SA                                                 3,397,847
       287,901   Credit Lyonnais *                                                         8,192,331
        56,084   Elf Aquitaine SA                                                          9,833,628
        83,045   Eridania Beghin-Say SA                                                   10,982,078
         1,004   Fromageries Bel SA                                                          840,957
        47,082   Groupe Danone                                                            11,646,851
        28,210   Imetal                                                                    4,493,359
         2,040   Labinal                                                                     288,090
       173,869   Lafarge Coppee SA                                                        18,677,117
        27,325   Lagardere Groupe                                                          1,108,302
           330   LVMH (Louis Vuitton Moet Hennessy)                                          100,421
        55,534   Lyonnaise Des Eaux                                                        9,262,065
        39,750   Michelin SA Class B                                                       1,721,843
        21,440   Pechiney SA Class A                                                       1,247,795
        96,889   Pernod Ricard                                                             7,429,812
       124,765   Peugeot SA                                                               22,930,247
        87,741   Remy Cointreau SA *                                                       1,682,077
       387,850   Renault SA                                                               20,892,995
        46,720   Rhodia SA                                                                 1,046,178
       411,120   Rhone Poulenc SA Class A                                                 19,940,553
       132,002   Saint-Gobain                                                             25,515,162
         4,410   Seb SA                                                                      335,613
         5,390   Skis Rossignol                                                               80,103
        14,156   Societe Eurafrance                                                        8,687,272
       160,433   Societe Generale Paris                                                   31,400,448

              See accompanying notes to the financial statements.              5

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 France - continued
       112,090   SPIE Batignolles                                                          7,518,086
        70,883   Thomson CSF                                                               2,590,508
       287,316   Usinor Sacilor                                                            4,445,946
           800   Vivendi                                                                      61,770
                                                                                    -----------------
                                                                                         299,021,460
                                                                                    -----------------
                 Germany - 7.5%
       113,545   AGIV AG                                                                   2,458,604
        15,800   Axa Colonia Konzern AG                                                    1,535,365
           100   Axel Springer Verlag AG                                                     119,356
        16,100   Bankgesellschaft Berlin AG                                                  286,375
       529,500   BASF AG                                                                  23,993,300
       422,949   Bayer AG                                                                 18,383,346
        18,050   Bayerische Hypotheken und Wechsel-Bank AG                                   324,110
        66,300   Bayerische Motoren Werke AG                                               2,104,383
        38,687   Bayerische Vereinsbank                                                    2,292,422
       176,780   Berliner Kraft & Licht AG Class A                                         2,688,824
        12,500   BHF Bank AG                                                                 590,180
           700   Bilfinger & Berger                                                           16,858
         6,500   Buderus AG                                                                  109,850
       102,600   Commerzbank AG                                                            3,673,785
       243,197   Continental AG                                                            5,599,915
       102,856   Deutsche Bank AG                                                          7,029,115
       322,534   Deutsche Telekom AG                                                      14,274,347
       114,400   Douglas Holdings AG                                                       4,954,235
        54,899   Dresdner Bank                                                             2,528,236
        44,328   FAG Kugelfischer                                                            465,873
        23,650   Fresenius Medical Care AG                                                 1,721,144
        79,697   Heidelberg Port-Zement                                                    8,039,186
         2,300   Hochtief AG                                                                  99,847
       181,963   Klockner Humboldt Deutz *                                                 1,289,651
         1,500   Leirheit AG                                                                  46,739
        73,000   Linde AG                                                                  4,456,741
       108,500   MAN AG                                                                    3,667,300
        93,088   Meto AG *                                                                   710,079
        12,100   Phoenix AG                                                                  184,041
        22,259   Schering AG                                                               2,473,364
           100   Schmalbach-Lubeca                                                            13,700
        10,900   Schwarz Pharma AG                                                           447,285
       464,221   Siemens AG                                                               39,038,063

6             See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Germany - continued
        97,442   SKW Trostberg AG                                                          2,223,139
           950   Suedzucker AG                                                               386,123
       453,920   Thyssen Krupp AG *                                                       10,595,911
       263,452   Veba AG                                                                  16,779,752
                                                                                    -----------------
                                                                                         185,600,544
                                                                                    -----------------
                 Hong Kong - 4.1%
       497,000   Amoy Properties Ltd                                                         489,630
     4,150,000   Cathay Pacific Airways Ltd                                                7,054,597
     1,459,000   Cheung Kong Holdings                                                     12,729,600
     2,646,122   Chinese Estates Holdings Ltd                                                432,777
     1,437,000   CLP Holdings Ltd                                                          6,791,614
       689,000   Dairy Farm International                                                    685,555
       363,300   Dao Heng Bank                                                             1,656,223
           766   Dickson Concept International Ltd                                               710
       906,300   Elec & Eltek International Holdings Ltd                                     158,731
     1,096,128   Great Eagle Holdings Ltd                                                  1,609,223
       565,700   Guoco Group                                                               1,679,219
     2,703,700   Hang Lung Development Co Ltd                                              3,098,836
     3,713,000   Henderson Investment Ltd                                                  2,558,167
       225,000   Henderson Land Development Co Ltd                                         1,188,000
     1,099,200   Hong Kong Aircraft Engineering Co Ltd                                     1,953,466
     2,223,800   Hong Kong Electric Holdings Ltd                                           7,317,063
       598,700   Hong Kong Ferry Co Ltd                                                      678,488
     1,906,421   Jardine Matheson Holdings Ltd                                             9,112,692
     3,832,911   Jardine Strategic Holdings Ltd                                            8,815,695
       368,622   Kumagai Gumi Ltd                                                            180,391
           700   Lai Sun Garment International Ltd                                                41
     2,735,462   Mandarin Oriental ADR                                                     1,846,437
       657,017   Mount Batten Corp                                                             1,269
     1,314,800   New Asia Realty & Trust Class A                                           2,099,576
       153,000   New World Development Co Ltd                                                368,454
           200   Paul Y ITC Construction Holdings Ltd                                             18
        42,000   Realty Development Corp Ltd Class A                                          79,239
    30,291,371   Regal Hotels International Ltd                                            3,237,779
        10,000   San Miguel Brewery Ltd                                                        1,674
     1,349,000   Shun Tak Holdings Ltd                                                       284,909
     2,296,000   Sino Land                                                                 1,153,152
     5,360,000   South China Morning Post Ltd                                              3,382,291
     1,382,000   Sun Hung Kai Properties Ltd                                              11,746,328

              See accompanying notes to the financial statements.              7

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Hong Kong - continued
       149,000   Swire Pacific Ltd Class A                                                   767,532
       268,000   Wharf Holdings Ltd                                                          728,228
     3,649,800   Wheelock and Co Ltd                                                       4,723,732
           404   Wing Lung Bank                                                                1,670
        18,000   Winsor Properties Holdings Ltd                                                4,984
     1,054,200   Yue Yuen Industrial Holdings                                              3,041,033
                                                                                    -----------------
                                                                                         101,659,023
                                                                                    -----------------
                 Ireland - 0.0%
         2,200   Independent News & Media Plc                                                 10,736
                                                                                    -----------------

                 Italy - 3.8%
       461,315   Alitalia Linee Aeree                                                      1,232,778
        92,500   Alleanza Assicurazioni-RNC                                                  618,461
         2,885   Assicurazioni Generali SPA                                                   97,361
     1,594,000   Banca Commerciale Italiana SPA                                           10,842,787
     6,817,500   Banca di Roma                                                             9,260,466
       343,000   Banca Intesa SPA                                                          1,449,175
       139,200   Banca Popolare di Bergamo Credit                                          2,852,382
       450,000   Banca Popolare di Milano                                                  3,260,644
     1,632,000   Banco Ambrosiano Veneto SPA (Non Convertible)                             3,309,696
       950,000   Banco di Napoli di Risp                                                   1,184,056
       205,300   Burgo (Cartiere) SPA                                                      1,498,421
       510,000   Ciga SPA *                                                                  363,614
         7,800   Compart SPA *                                                                10,636
        46,000   Credito Fondiario *                                                          99,119
       152,000   Credito Italiano (Non Convertible)                                          539,448
     2,076,700   Dalmine SPA *                                                               478,186
        23,150   Ericsson SPA                                                                745,792
       203,600   Falck Acciaierie and Ferriere Lombarde                                    1,483,862
       415,390   Fiat SPA                                                                 13,382,048
       158,672   Fiat SPA (Non Convertible)                                                2,544,127
     2,334,000   Finmeccanica SPA *                                                        1,962,369
        96,750   Fondiaria SPA                                                               522,202
       588,000   Grassetto SPA (c) *                                                               3
     1,750,570   HPI SPA                                                                   1,050,254
       219,500   IFIL-Finanziaria di Partecipazioni SPA                                    1,400,355
       381,925   IFIL-Finanziaria di Partecipazioni SPA (Non Convertible)                  1,637,838
       831,100   Industriali Riunite SPA                                                   1,236,012
        30,800   Industrie Natuzzi SPA ADR                                                   569,800

8              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Italy - continued
       796,899   Istituto Nazionale Delle Assicurazioni                                    1,919,132
       274,650   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)               1,377,971
        61,750   Italcementi SPA                                                             841,382
        37,300   Italmobiliare SPA                                                           917,582
       187,470   Magneti Marelli SPA                                                         491,078
         2,000   Marzotto & Figli SPA                                                         16,055
       173,898   Mediobanca SPA                                                            1,803,735
     2,920,481   Montedison SPA                                                            4,395,780
       973,728   Montedison SPA (Non Convertible)                                          1,151,920
       405,000   Parmalat Finanziaria SPA                                                    526,171
       766,975   Pirelli & Co                                                              1,490,616
       383,069   RAS SPA                                                                   3,601,088
       295,750   RAS SPA (Non Convertible)                                                 2,467,849
        88,000   SAI di Risp                                                                 443,372
       140,206   San Paolo IMI SPA                                                         1,882,257
       215,000   Sirti SPA                                                                 1,110,488
       982,472   SMI (Societa Metallurgica Italy)                                            591,510
       345,000   SNIA SPA                                                                    388,093
        77,500   Sopaf SPA *                                                                  47,478
       137,000   Sorin Biomedica SPA                                                         422,542
       543,329   Telecom Italia SPA (Non Convertible)                                      3,110,491
        36,500   Toro Assicurazioni                                                          461,866
     3,419,792   Unione Immobiliaer SPA                                                    1,639,919
                                                                                    -----------------
                                                                                          94,730,267
                                                                                    -----------------
                 Japan - 22.7%
        39,000   Acom Ltd                                                                  3,951,753
       371,000   Amada Co Ltd                                                              3,112,955
        15,000   Anritsu Corp                                                                138,857
     1,507,000   Aoki Corp *                                                                 852,150
        65,600   Aoki International                                                          299,746
        13,600   Arabian Oil Co Ltd                                                          223,266
       627,000   Asahi Bank                                                                3,831,365
       183,000   Ashikaga Bank Ltd                                                           375,530
       372,000   Atsugi Nylon Industrial                                                     430,881
        37,000   Autobacs Seven                                                            1,957,226
        86,000   Bandai Co                                                                 1,372,612
       167,000   Bank of Yokohama                                                            517,853
        72,000   Best Denki Co Ltd                                                           689,498
        86,000   Brother Industries Ltd                                                      250,992

               See accompanying notes to the financial statements.             9

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Japan - continued
         5,000   Canon Inc                                                                   145,925
       257,000   Canon Sales Co Inc                                                        4,080,779
        67,000   Chiba Bank                                                                  251,147
       160,800   Chubu Electric Power Co Inc                                               2,999,097
        44,000   Chudenko Corp                                                               754,435
       111,200   Chugoku Electric Power Co Inc                                             1,829,585
     1,402,000   Cosmo Oil Co Ltd                                                          2,557,344
         9,000   Credit Saison Co                                                            202,745
       656,000   Daicel Chemical Industries Ltd                                            2,692,325
       145,000   Daido Steel Co Ltd                                                          251,265
       150,000   Daiei Inc                                                                   638,880
       186,000   Daiichi Seiyaku Co Ltd                                                    2,868,585
       147,000   Daikyo Inc *                                                                496,055
       350,000   Dainippon Pharmaceutical Co Ltd                                           2,151,489
       149,000   Dainippon Screen Manufacturing Co Ltd                                     1,019,198
       107,000   Daio Paper Corp                                                             744,594
        44,000   Daishowa Paper Manufacturing *                                              179,780
       145,200   Daito Trust Construction Co Ltd                                           1,887,090
     2,064,000   Daiwa Bank                                                                6,569,711
       791,000   Daiwa House Industry Co Ltd                                               7,935,610
       105,000   Daiwa Kosho Lease Co Ltd                                                    482,649
     1,372,000   Daiwa Securities Co Ltd                                                  12,400,493
       260,000   Ezaki Glico Co Ltd                                                        1,425,145
           300   Familymart                                                                   15,377
        79,500   Fanuc Co                                                                  4,785,444
     1,254,000   Fuji Bank                                                                12,923,708
           600   Fuji Photo Film Co Ltd                                                       21,889
       955,000   Fujita Corp                                                                 740,344
       216,000   Fukuyama Transporting Co Ltd                                              1,241,096
       393,000   Furukawa Co Ltd                                                             609,330
       258,000   Gakken Co Ltd                                                               390,606
       258,000   General Sekiyu (KK)                                                         760,035
       219,000   Gunze Ltd                                                                   575,238
       238,000   Hankyu Corp                                                                 844,380
       127,500   Heiwa Corp                                                                3,860,641
       111,000   Heiwa Real Estate Co Ltd                                                    343,189
       229,000   Hino Motors                                                                 916,877
         1,000   Hirose Electric Co. Ltd                                                     125,861
     3,432,300   Hitachi Ltd                                                              34,778,470

10              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Japan - continued
        54,000   Hitachi Maxell Ltd                                                        1,329,746
       540,000   Hitachi Metals Ltd                                                        3,693,739
       157,900   Hokkaido Electric Power                                                   2,453,934
       113,000   Hokuetsu Paper Mills                                                        767,796
        72,000   Hokuriku Bank                                                               145,123
        10,200   Hokuriku Electric Power                                                     166,054
        58,000   Honda Motor Co Ltd                                                        2,327,512
       221,000   House Foods Corp                                                          3,335,811
         6,000   Hyogo Bank Ltd (c) *                                                              1
        92,000   INAX Corp                                                                   677,970
       639,000   Industrial Bank of Japan                                                  6,498,108
       148,000   Intec Inc                                                                 2,023,366
       466,000   Ishikawajima-Harima Heavy Industries                                        913,767
     1,048,000   Itochu Corp                                                               3,201,970
        98,000   Itoham Foods Inc                                                            384,331
        14,000   Ito-Yokado                                                                1,029,140
        42,000   JACCS Co                                                                    184,249
       107,000   Japan Airport Terminal Co Ltd                                             1,278,398
       127,000   Japan Aviation Electronics                                                  523,544
        53,000   Japan Energy Co Ltd                                                          67,673
       213,000   Japan Radio Co                                                            2,453,546
       118,000   Japan Securities Finance Co                                                 714,597
       124,000   Japan Steel Works Ltd                                                       154,936
       374,000   Japan Synthetic Rubber Co Ltd                                             3,124,484
         1,647   Japan Tobacco Inc                                                        22,832,231
        73,000   JGC Corp                                                                    197,072
       209,000   Joshin Denki Co Ltd                                                         775,804
       844,000   Kajima Corp                                                               3,640,950
       237,000   Kamigumi Co Ltd                                                           1,426,604
       188,000   Kandenko Co                                                               1,112,791
        43,000   Kanematsu NNK Corp                                                          120,790
       148,000   Kankaku Securities Co Ltd *                                                 372,548
         8,000   Kansai Electric Power                                                       153,222
        28,000   Katokichi Co Ltd                                                            527,338
       801,000   Kawasaki Heavy Industries Ltd                                             1,826,349
       460,000   Kawasaki Kisen                                                              935,565
       701,000   Keio Teito Electric Railway Co Ltd                                        2,781,112
        22,000   Keisei Electric Railway                                                      70,227
        19,500   Keyence Corp                                                              4,419,490

              See accompanying notes to the financial statements.             11

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------

                 Japan - continued
        46,000   Kikkoman Corp                                                               377,163
        43,000   Kinden Corp                                                                 431,392
        29,000   Kirin Brewery Co Ltd                                                        351,772
       157,000   Kissei Pharmaceutical Co Ltd                                              3,078,572
     1,714,000   Kobe Steel Ltd                                                            1,500,698
        46,000   Kokusai Denshin Denwa                                                     3,587,031
       157,000   Kokusai Electric                                                          2,408,445
       506,000   Komatsu Ltd                                                               3,230,425
       140,000   Konica Corp                                                                 563,090
        77,000   Koyo Seiko Co Ltd                                                           715,609
       424,000   Kubota Corp                                                               1,337,991
       806,000   Kumagai Gumi Co Ltd *                                                       845,365
       403,000   Kurabo Industries Ltd                                                       496,192
       115,000   Kyowa Hakko Kogyo Co Ltd                                                    870,537
       327,200   Kyushu Electric Power Co Inc                                              5,222,308
         1,000   Kyushu Matsushita Electric                                                    9,759
       452,000   Maeda Corp                                                                1,772,630
       110,000   Maeda Road Construction                                                     707,283
       102,000   Makita Corp                                                               1,209,357
     1,676,000   Marubeni Corp                                                             3,958,995
       120,000   Marudai Food Co Ltd                                                         257,194
        32,000   Maruichi Steel Tube                                                         395,750
        68,000   Matsushita Electric Industrial Co Ltd                                     1,339,596
        67,000   Meidensha Corp                                                              135,656
        44,000   Misawa Homes                                                                170,550
         9,000   Mitsubishi Belting                                                           24,461
     2,389,000   Mitsubishi Electric Corp                                                 12,070,829
       179,000   Mitsubishi Gas Chemical Co Inc                                              514,251
     3,351,000   Mitsubishi Heavy Industries                                              14,578,202
       830,000   Mitsubishi Material                                                       2,339,094
       655,000   Mitsubishi Motors                                                         3,554,426
       102,000   Mitsubishi Paper Mills Ltd                                                  183,264
       275,000   Mitsubishi Steel Manufacturing                                              288,431
       188,000   Mitsubishi Trust & Banking                                                1,971,818
        40,000   Mitsui Engineering & Shipbuilding *                                          43,048
        86,000   Mitsui Mining Co Ltd *                                                      100,397
     1,054,000   Mitsui Petrochemical Industries Ltd                                       7,690,273
     2,737,000   Mitsui Trust & Banking Co Ltd                                             5,641,498
        58,000   Mitsui-Soko                                                                 193,078

12            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
----------------------------------------------------------------------------------------------------
                 Japan - continued
         2,000   Mochida Pharmaceutical Co Ltd                                                14,228
        23,000   MOS Food Services                                                           360,591
        49,000   Nagase & Co                                                                 234,621
       208,000   Nagoya Railroad Co Ltd                                                      620,329
           200   Namco Ltd                                                                     7,533
        38,000   National House Industrial                                                   311,916
       371,000   New Japan Securities Co Ltd*                                              1,177,509
       122,000   New Oji Paper Co Ltd                                                        845,638
       106,000   Nichicon Corp                                                             2,078,526
       630,000   Nichii Co Ltd                                                             3,792,239
        78,000   Nichimen Corp                                                               100,306
       467,000   Nichirei                                                                  1,277,760
     1,320,000   Nikko Securities                                                         11,412,832
         6,000   Nikon Corp                                                                  101,564
        84,100   Nintendo Co Ltd                                                          14,573,396
        72,000   Nippon Chemical                                                             219,326
       239,000   Nippon Express Co Ltd                                                     1,824,461
        66,000   Nippon Hodo Co                                                              421,962
        44,000   Nippon Kayaku Co Ltd                                                        252,816
       326,000   Nippon Light Metal                                                          448,958
       150,000   Nippon Meat Packers Inc                                                   2,052,077
       112,000   Nippon Metal Industries                                                     146,071
     2,343,975   Nippon Oil Co Ltd                                                        10,368,260
        54,000   Nippon Paint Co                                                             137,900
       166,000   Nippon Paper Industries                                                   1,090,063
       421,000   Nippon Shinpan Co                                                         1,459,072
       232,000   Nippon Suisan Kaisha Ltd                                                    454,923
        35,000   Nippon Synthetic Chemical                                                    77,249
         2,100   Nippon Television Network                                                 1,149,163
       252,000   Nishimatsu Construction                                                   1,459,437
     2,337,000   Nissan Motor Co                                                          13,598,486
       271,000   Nisshin Oil Mills Ltd                                                     1,072,680
       588,000   Nisshin Steel Co Ltd                                                        836,591
     1,001,000   Nisshinbo Industries Inc                                                  5,212,924
     2,373,000   Nissho Iwai Corp                                                          2,575,466
         4,000   Nitto Denko Corp                                                            110,539
     4,036,000   NKK Corp                                                                  3,754,590
        56,000   NOF Corp                                                                    136,367
       163,000   Obayashi Corp                                                               878,590

              See accompanying notes to the financial statements.             13

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Japan - continued
        14,000   Odakyu Electric Railway                                                      44,945
     1,027,000   Oki Electric Industry                                                     4,776,962
       339,000   Okumura Corp                                                              1,283,095
       257,000   Omron Corp                                                                5,238,679
        34,000   Ono Pharmaceutical Co Ltd                                                 1,110,128
       650,000   Onoda Cement Co Ltd                                                       1,701,400
       144,000   Onward Kashiyama Co Ltd                                                   2,198,513
       214,000   Orient Corp                                                                 620,658
         2,600   Orix Corp                                                                   249,934
        64,000   Penta Ocean Construction                                                    112,071
        56,000   Promise Co                                                                4,647,727
       200,000   Q.P. Corp                                                                 1,404,533
       900,000   Renown Inc *                                                              1,231,246
        58,500   Rinnai Corp                                                               1,416,549
        29,000   Rohm Co Ltd                                                               5,765,881
       166,000   Royal Co Ltd                                                              2,161,959
        83,000   Ryosan Co                                                                 2,127,138
       290,000   Sagami Railway Co Ltd                                                       785,535
     3,434,000   Sakura Bank Ltd                                                          18,165,169
       106,000   Sankyo Co Ltd                                                             2,948,607
         5,000   Sanwa Bank Ltd                                                               68,403
        83,000   Sanwa Shutter Corp                                                          405,746
       554,000   Sanyo Electric Company                                                    2,400,018
       370,000   Sato Kogyo Co Ltd                                                           266,588
         4,500   Secom Co Ltd                                                                613,571
       636,000   Seino Transportation Co Ltd                                               4,048,776
       553,000   Sekisui Chemical                                                          3,076,565
       893,000   Sekisui House Ltd                                                         9,586,037
        62,000   Sharp Corp                                                                  944,320
       326,200   Shikoku Electric Power                                                    5,236,098
       478,000   Shimizu Corp                                                              2,131,807
       435,000   Shionogi and Co Ltd                                                       3,729,308
        15,300   Sho Bond Construction Co                                                    376,761
       923,000   Showa Denko                                                               1,262,711
       383,000   Showa Shell Sekiyu                                                        2,577,901
        86,000   Skylark Co Ltd                                                            2,258,927
       379,000   Snow Brand Milk Products Co Ltd                                           1,731,762
       251,000   Stanley Electric Co Ltd                                                   1,062,192
         4,000   Sumitomo Bakelite Co Ltd                                                     41,735

14            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Japan - continued
     1,020,000   Sumitomo Corp                                                             7,256,145
         7,000   Sumitomo Electric                                                            95,125
       116,000   Sumitomo Forestry Co Ltd                                                    918,309
       701,000   Sumitomo Metal Industries                                                   939,824
     1,304,000   Sumitomo Trust & Banking                                                  8,681,837
       332,000   Suzuki Motor Corp                                                         5,601,715
       664,000   Taisei Corp                                                               1,483,697
        95,000   Taisho Pharmaceutical Co Ltd                                              3,994,254
       123,000   Takara Standard Co                                                          781,896
       163,000   Takuma Corp                                                               1,748,260
       401,000   Tanabe Seiyaku Co Ltd                                                     2,691,742
           900   TDK Corp                                                                    109,171
        15,000   Teijin Ltd                                                                   63,614
     1,140,000   Teikoku Oil Co Ltd                                                        4,200,465
        33,000   TOA Corp                                                                     57,486
         5,000   Toda Corp                                                                    27,452
       318,000   Toei Co Ltd                                                               1,183,310
       276,200   Tohoku Electric Power Co Inc                                              4,383,127
       449,000   Tokai Bank                                                                2,850,144
        98,000   Tokuyama Corp                                                               404,889
        27,000   Tokyo Broadcasting System Inc                                               437,092
       315,000   Tokyo Construction Co Ltd *                                                 278,672
       264,000   Tokyo Electric Co Ltd                                                       992,001
           100   Tokyo Electric Power                                                          2,326
       145,000   Tokyo Ink Manufacturing Co Ltd                                              321,355
       384,400   Tokyo Steel Manufacturing Co                                              1,795,000
        71,000   Tokyo Style Co Ltd                                                          764,102
        93,000   Tokyu Department Store Co Ltd                                               117,899
       522,000   Tomen Corp                                                                  533,212
       129,000   Tostem Corp                                                               2,647,180
         2,000   Toto Limited                                                                 14,775
       218,000   Toyo Seikan Kaisha                                                        5,069,999
       126,000   Toyo Suisan Kaisha                                                        1,378,996
     1,238,000   Toyobo Co Ltd                                                             1,975,922
        60,000   Tsugami Corp *                                                              148,297
        86,000   Tsumura and Co                                                              360,801
        36,000   Uniden Corp                                                                 387,761
        90,000   Victor Co of Japan Ltd                                                      685,394
        92,000   Wacoal Corp                                                                 973,323

              See accompanying notes to the financial statements.             15

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Japan - continued
       115,000   Yakult Honsha Co Ltd                                                      1,667,655
        53,000   Yamaha Corp                                                                 580,054
       188,000   Yamazaki Baking Co Ltd                                                    2,486,205
     2,152,000   Yasuda Trust & Banking *                                                  3,689,872
         9,000   Yodogawa Steel Works                                                         39,974
        21,200   Yoshitomi Pharmaceutical Industries Ltd                                     298,728
                                                                                    -----------------
                                                                                         559,885,384
                                                                                    -----------------
                 Malaysia - 1.0%
       212,000   Aluminum Co of Malaysia                                                      92,053
     1,151,000   Arab Malaysian Finance (Foreign Registered)                                 981,379
       109,000   Carlsberg Brew Malaysia                                                     321,263
       627,000   Cement Industries of Malaysia Berhad                                        544,500
       551,800   Edaran Otomobil Berhad                                                    2,032,947
       183,200   Esso Berhad                                                                 145,596
     1,541,000   Golden Hope Plantations Berhad                                            1,265,242
     1,096,000   Highlands and Lowlands Berhad                                               666,253
        48,000   Jaya Tiasa Holdings Berhad                                                   89,684
     2,295,000   Kumpulan Guthrie Berhad                                                   1,226,013
       212,000   Malaysian International Shipping                                            387,737
     1,143,600   Malaysian International Shipping (Foreign Registered)                     1,745,495
        59,000   Malaysian Oxygen Berhad                                                     123,434
        67,000   Malaysian Pacific Industries                                                239,789
        42,710   Matsushita Electric Co Berhad                                               160,724
       511,000   MBF Holdings Berhad *                                                        27,567
        75,000   Nestle Malaysia                                                             290,132
     1,864,600   Oriental Holdings Berhad                                                  4,097,213
       127,600   Pan Malaysia Cement                                                          49,361
       434,500   Perlis Plantations                                                          455,082
     2,740,000   Perusahaan Otomobil Nasional Berhad                                       5,443,947
        49,000   Petaling Garden Berhad                                                       30,561
       264,000   Petronas Gas Berhad                                                         590,526
       751,000   Promet Berhad *                                                              57,313
       605,400   Shell Refinery Co                                                           777,461
        36,540   Silverstone *                                                                   433
     1,298,000   Tan Chong Motor Holdings Berhad                                             771,968
       581,000   UMW Holdings Berhad                                                       1,253,737
       234,000   Westmont Industries Berhad (c) *                                                616
                                                                                    -----------------
                                                                                          23,868,026
                                                                                    -----------------

16            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Netherlands - 0.3%
         9,000   ASR Verzekeringsgroep NV                                                    586,536
         7,100   Gamma Holdings NV                                                           326,223
        24,800   Hoogovens & Staalf CVA                                                    1,434,176
        15,300   KLM-Konin Luchtvaart Mij NV                                                 420,176
        62,600   Kon Bolswessanen                                                            767,007
        54,950   Koninklijke Pakhoed                                                       1,413,297
        27,100   Koninklijke Volker Wessels                                                  542,432
        27,200   Nedlloyd                                                                    775,710
        45,700   Stork NV                                                                    987,134
        18,800   VIB NV                                                                      530,195
         4,200   Wereldhave NV                                                               206,507
                                                                                    -----------------
                                                                                           7,989,393
                                                                                    -----------------
                 New Zealand - 0.2%
       224,600   Air New Zealand Class B                                                     406,414
     3,300,200   Brierley Investment Ltd *                                                   784,854
       902,200   Carter Holt Harvey Ltd                                                    1,068,142
        23,200   Fisher and Paykel Industries Ltd                                             68,368
       108,400   Fletcher Challenge Energy                                                   281,794
        62,800   Fletcher Challenge Energy                                                   160,715
       524,900   Lion Nathan Ltd                                                           1,166,905
         3,800   Wharehouse Group Ltd                                                         14,538
                                                                                    -----------------
                                                                                           3,951,730
                                                                                    -----------------
                 Norway - 0.8%
        39,400   Aker RGI ASA Class A                                                        604,995
        89,400   Bergesen d.y. ASA Class A                                                 1,338,579
        25,600   Bergesen d.y. ASA Class B                                                   373,520
       701,000   Christiania Bank OG Kreditkasse                                           2,974,616
     1,114,637   Den Norske Bank Class A                                                   4,445,765
        17,300   Dyno Industrier AS                                                          365,951
        58,400   Elkem AS Class A                                                          1,041,860
        91,500   Fred Olsen Energy *                                                         880,312
       115,100   Kvaerner Industrier AS                                                    2,552,074
         9,900   Leif Hoegh and Co AS                                                        114,801
        24,300   Norsk Hydro AS                                                            1,012,565
        35,850   Norske Skogindustrier AS Class A                                          1,498,414
        42,600   Petroleum Geo-Services *                                                    852,271
        65,500   SAS Norge ASA Class B                                                       625,996
                                                                                    -----------------
                                                                                          18,681,719
                                                                                    -----------------

              See accompanying notes to the financial statements.             17

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Portugal - 0.3%
        67,532   Banco Espirito Santo e Commercial de Lisboa (Registered)                  1,712,650
        16,933   Cimpor Cimentos de Portugal SA (Registered)                                 289,208
       258,615   Electricidade de Portugal                                                 4,370,594
                                                                                    -----------------
                                                                                           6,372,452
                                                                                    -----------------
                 Singapore - 5.2%
       558,461   Asia Food & Properties Ltd *                                                326,700
       356,000   Cerebos Pacific Ltd                                                         828,546
     3,648,000   Comfort Group                                                             1,841,002
       442,950   Creative Technology Ltd                                                   4,391,893
       314,000   Cycle & Carriage Ltd                                                      1,771,062
       166,048   DBS Bank Ltd                                                              1,902,705
     4,030,096   DBS Land Ltd                                                              9,188,131
     1,018,700   Development Bank of Singapore (Foreign Registered)                       11,673,045
       479,309   First Capital Corp Ltd                                                      665,905
       128,000   Fraser & Neave                                                              486,374
       889,000   Goldtron *                                                                  139,871
     1,138,037   Hai Sun Hup Group Ltd                                                       506,755
     1,067,203   Haw Par Brothers International Ltd                                        1,774,131
     1,901,104   Hotel Properties Ltd                                                      1,749,517
        11,000   Inchcape Berhad                                                              14,890
       481,000   Keppel Bank Ltd                                                           1,022,371
     1,095,000   Keppel Corp                                                               3,543,163
     1,405,000   Keppel Land Ltd                                                           2,160,512
        27,000   Marco Polo Developments Ltd                                                  40,397
        37,600   Metro Holdings Ltd                                                           46,434
       412,000   Natsteel Ltd                                                                875,711
     2,343,556   Neptune Orient Lines Ltd *                                                3,033,279
     1,177,000   Overseas Chinese Banking (Foreign Registered)                             8,245,918
     2,327,300   Overseas Union Bank Ltd (Foreign Registered)                             12,159,497
       208,508   Prima Ltd                                                                   455,566
       694,308   Robinson and Co Ltd                                                       2,184,784
       375,699   Shangri-La Hotel Ltd                                                        838,703
     3,315,000   Singapore Airlines Ltd (Foreign Registered)                              31,097,192
       757,000   Singapore Land Ltd                                                        1,833,735
       593,789   Singapore Press Holdings                                                  9,871,218
     1,285,000   Singapore Telecom                                                         2,281,155
     1,990,168   Straits Trading Co Ltd                                                    2,363,199
       558,000   Times Publishing Ltd                                                      1,093,273
        43,000   United Engineers                                                             44,167

18            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Singapore - continued
     5,039,960   United Industrial Corp Ltd                                                2,887,586
     1,136,000   United Overseas Land                                                      1,058,909
       156,900   Wearne Brothers Ltd                                                         196,556
     3,083,000   Wing Tai Holdings                                                         3,313,086
                                                                                    -----------------
                                                                                         127,906,938
                                                                                    -----------------
                 Spain - 1.5%
        50,400   Aceralia SA                                                                 689,926
       148,569   Acerinox SA                                                               4,921,200
        27,400   Aumar-Autopistas del Mare                                                   561,460
        45,294   Banco Popular Espanol                                                     3,317,828
         8,100   Compania Espanola de Petroleos                                               97,705
        31,600   Corporacion Mapfre (Registered)                                             595,788
         6,620   Cristaleria Espanola SA                                                     334,935
         7,500   Endesa                                                                      150,516
       115,956   FENOSA SA                                                                 1,653,460
           200   Fomento de Construcciones y Contratas SA                                     11,862
        94,800   Grupo Dragados SA                                                         1,164,541
        29,500   Hidro Cantabrico                                                            417,224
         4,600   Iberdrola SA                                                                 66,079
     1,168,353   Repsol SA                                                                24,471,665
                                                                                    -----------------
                                                                                          38,454,189
                                                                                    -----------------
                 Sweden - 3.2%
       324,634   Assi Doman                                                                6,269,418
       913,758   Avesta Sheffield AB                                                       4,502,960
         5,100   Custos AB Class B                                                           115,165
        31,600   Drott AB Class B                                                            273,568
        53,788   Esselte AB Class A                                                          442,860
        39,300   Esselte AB Class B                                                          330,712
       176,900   Foreningssparbanken AB Class A                                            2,655,963
       168,282   Gambro AB Class A                                                         1,742,113
       104,851   Gambro AB Class B                                                         1,085,454
        37,596   Industrivarden AB Class A                                                   641,850
         2,400   Investor AB                                                                  29,205
       577,223   Mo Och Domsjo AB Class B                                                 17,612,325
       202,600   Nordbanken Holdings AB                                                    1,140,683
        19,200   Perstorp AB Class B                                                         216,201
        22,600   Scancem AB Class A                                                        1,080,881
       441,500   Skandinaviska Enskilda Banken Class A                                     4,570,559
       187,946   Skanska AB Class B                                                        7,350,352

                See accompanying notes to the financial statements.           19

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Sweden - continued
       148,000   SKF AB Class B                                                            3,368,931
       299,300   Ssab Swedish Steel Class A                                                4,167,514
        73,600   Ssab Swedish Steel Class B                                                1,006,998
       262,763   Stena Line AB Class B                                                       321,335
       340,377   Svenska Cellulosa Class B                                                 9,891,086
       119,600   Svenska Handelsbanken Class A                                             1,658,094
         3,600   Svenska Handelsbanken Class B                                                46,204
       124,400   Svenska Kullagerfabriken AB                                               2,650,975
       419,882   Trelleborg AB Class B                                                     3,762,110
        72,500   Volvo AB Class A                                                          2,040,955
        31,700   Volvo AB Class B                                                            886,633
                                                                                    -----------------
                                                                                          79,861,104
                                                                                    -----------------
                 Switzerland - 0.7%
           420   Ascom Holding AG (Bearer)                                                   790,047
         1,860   Baloise Holdings                                                          1,555,422
         3,000   BK Vision AG (Bearer) *                                                     639,562
        17,420   CIBA Specialty Chemicals Holdings (Registered)                            1,379,711
         3,882   CS Holdings (Registered)                                                    732,791
            10   Financiere Richemont AG Class A                                              19,009
         3,730   Fischer (Georg) AG (Registered)                                           1,144,776
           400   Helvetia Patria Holding                                                     327,371
           560   Holderbank Financiere Glarus AG (Bearer)                                    689,327
         1,050   Jelmoli (Bearer)                                                          1,063,791
         6,220   Merkur Holding AG (Registered)                                            1,568,240
         4,000   Oerlikon-Buhrle (Registered)                                                580,820
           460   Pargesa Holdings SA (Bearer)                                                728,665
         1,270   Pharma Vision *                                                             880,140
         1,140   Rieter Holdings AG (Registered)                                             718,566
         6,040   SAirGroup (Registered)                                                    1,269,712
           460   Saurer Group Holdings (Registered) *                                        215,260
           240   Schindler-Holding AG (Participant Certificates)                             365,600
           680   Schweizerische Industrie-Gesellschaft Holding AG (Registered)               421,438
         1,130   Sika Finanz AG (Bearer)                                                     340,469
         1,950   Sulzer Gebrueder AG (Registered) *                                        1,223,979
           115   Swiss Reinsurance (Bearer)                                                  224,292
         2,298   UBS AG (Registered)                                                         648,403
         1,660   Zurich Allied                                                               974,022
                                                                                    -----------------
                                                                                          18,501,413
                                                                                    -----------------

20            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 United Kingdom - 18.5%
        29,200   3i Group Plc                                                                387,355
        65,300   Abbey National                                                            1,121,391
       355,987   Allied Domecq Plc                                                         3,288,491
       428,200   Allied Zurich Plc                                                         5,236,226
       626,280   AMEC                                                                      2,703,867
       258,300   Anglian Water Plc                                                         3,073,468
        55,330   Arcadia Group                                                               205,071
       834,000   Arjo Wiggins Appleton Plc                                                 2,903,331
       927,357   Associated British Food                                                   6,359,728
        48,800   BAA                                                                         510,042
       175,070   Barclays Plc                                                              5,207,820
       729,721   Barratt Development                                                       3,801,670
       688,084   Bass Plc                                                                  9,255,075
       774,000   Beazer Holmes Plc                                                         2,296,201
     3,213,985   BG Plc                                                                   19,340,967
        79,000   Blue Circle Industries                                                      544,315
         4,400   BPB Industries Plc                                                           26,708
     2,079,744   British Airways Plc                                                      13,618,946
       457,844   British Energy Plc                                                        3,813,466
       511,082   British Energy Plc Class A *                                                464,314
     1,201,711   British Steel Plc                                                         3,154,465
         7,200   British Telecom Plc                                                         110,331
       281,125   BTR Siebe Plc                                                             1,435,211
        55,096   Cable & Wireless                                                            632,544
       554,828   Carillion Plc *                                                           1,231,147
     3,000,307   Centrica Plc                                                              7,996,350
       174,100   Christian Salvesen Plc                                                      373,725
     1,905,093   Coats Viyella                                                             1,615,888
       259,400   Commercial Union Plc                                                      3,864,452
        29,700   Courtaulds Textiles Plc                                                      80,708
       218,500   Dawson International                                                        126,481
       839,140   Elementis Plc                                                             1,578,675
     1,902,500   Eurotunnel SA Units (Registered) *                                        2,921,464
       143,100   First Leisure Plc                                                           566,040
        13,000   Great Portland Estates Plc                                                   47,137
        37,400   Great Universal Stores Plc                                                  377,061
       364,278   Greenalls Group Plc                                                       2,205,314
       522,200   Halifax Group Plc                                                         5,831,519
       151,900   Hammerson Plc                                                             1,215,132

              See accompanying notes to the financial statements.             21

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 United Kingdom - continued
         1,600   Hanson Plc                                                                   13,610
        37,300   Hazlewood Foods                                                              78,569
     1,371,330   HSBC Holdings Plc                                                        16,967,706
       270,485   Hyder Plc                                                                 2,444,286
       271,999   Inchcape Plc                                                              1,694,773
        72,200   Johnson Matthey                                                             711,076
       357,400   Kingfisher Plc                                                            4,301,490
        19,746   Laing (John)                                                                107,634
        97,600   Laird Group                                                                 479,439
       430,420   Land Securities                                                           6,052,361
         1,800   Laporte Plc                                                                  19,696
        16,200   Laporte Plc Class B *                                                           260
       161,908   Legal & General Group Plc                                                   444,531
       738,611   Lonrho Africa Plc                                                           558,195
     1,065,481   Lonrho Plc                                                                9,765,469
     1,355,000   Marks & Spencer                                                           9,052,799
        22,060   Meggitt                                                                      75,199
       755,264   MEPC Plc                                                                  6,357,524
        51,700   Meyer International                                                         374,090
        63,800   MFI Furniture Group                                                          48,216
     2,379,925   National Power                                                           16,933,592
        22,900   National Westminster Bank                                                   470,954
     1,506,400   Northern Foods Plc                                                        3,185,214
       552,500   Norwich Union Plc                                                         3,775,668
     1,115,600   Peninsular & Oriental Steam Navigation Co                                18,306,025
       344,032   Pilkington                                                                  597,441
     1,588,037   Powergen Plc                                                             15,869,904
       494,322   Railtrack Group Plc                                                       9,466,605
       488,519   Reuters Holdings Plc                                                      7,159,961
       716,180   Rio Tinto Plc                                                            12,897,714
       247,182   RMC Group                                                                 4,052,067
       721,839   Royal Bank of Scotland Group                                             14,995,999
       137,411   Royal & Sun Alliance Insurance Group                                      1,144,521
     1,953,200   Safeway Plc                                                               8,102,872
     2,405,500   Sainsbury (J)                                                            16,593,393
     1,211,988   Scottish Hydro-Electric Plc                                              11,127,740
     2,223,705   Scottish Power Plc                                                       20,470,347
       189,190   Selfridges Plc                                                              825,925
       632,715   Severn Trent Plc                                                          9,207,235

22            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 United Kingdom - continued
         2,100   Shell Transport & Trading (Registered)                                       16,748
     2,766,924   Signet Group Plc                                                          2,358,010
       392,100   Slough Estates                                                            2,294,937
        89,700   Southwest Water                                                           1,546,900
       405,500   Storehouse Plc                                                              746,567
       554,828   Tarmac Plc *                                                              4,514,207
       203,500   Tate & Lyle                                                               1,318,688
     1,349,091   Taylor Woodrow Plc                                                        4,002,305
        87,600   Telewest Communications Plc *                                               340,520
     2,817,900   Tesco                                                                     8,348,445
       731,787   Thames Water Plc                                                         10,519,492
       337,156   Thistle Hotels Plc                                                          924,332
       558,354   TI Group Plc                                                              4,504,738
        21,800   Transport Development Group Plc                                              91,314
       125,100   Unigate                                                                     766,399
     1,259,336   Unilever Plc                                                             11,886,440
     2,086,550   United Biscuits Plc                                                       6,508,832
     1,459,095   United Utilities                                                         17,326,331
         4,200   Vodafone Group Plc                                                           84,688
       825,094   Whitbread Plc Class A                                                    11,396,438
       107,400   Wilson (Connolly) Holdings                                                  306,532
     2,077,200   Wimpey (George)                                                           5,076,851
       526,700   Woolwich Plc                                                              2,847,726
     1,201,643   Yorkshire Water                                                           7,941,267
                                                                                    -----------------
                                                                                         459,920,903
                                                                                    -----------------
                 United States - 0.0%
        43,712   Homestake Mining Co                                                         364,849
                                                                                    -----------------

                 Zimbabwe - 0.0%
        77,171   Zimbabwe Platinum Mines Ltd *                                                27,043
                                                                                    -----------------


                 TOTAL COMMON STOCKS (Cost $2,156,646,178)                             2,304,248,825
                                                                                    -----------------

                 PREFERRED STOCKS - 0.8%
                 Austria - 0.0%
         3,288   Allgemeine Baugesellschaft AG                                               197,958
         1,304   Bau Holdings AG (Non Voting)                                                 44,351
                                                                                    -----------------
                                                                                             242,309
                                                                                    -----------------

              See accompanying notes to the financial statements.             23

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 Germany - 0.5%
         7,250   Fresenius Medical Care AG (Non Voting)                                    1,209,934
        60,100   Henkel KGAA                                                               4,348,423
           550   Hugo Boss                                                                    65,355
        31,500   MAN AG                                                                      680,410
         1,116   Porsche AG (Non Voting)                                                   2,811,378
       121,900   RWE                                                                       3,888,458
           400   Villeroy & Boch (Non-Voting)                                                 37,603
        15,100   Volkswagen AG                                                               521,545
                                                                                    -----------------
                                                                                          13,563,106
                                                                                    -----------------
                 Italy - 0.3%
       268,170   Fiat SPA                                                                  4,209,163
        72,700   IFI-Istituto Finanziario                                                  1,912,055
       115,000   Compagnia Assicuratrice Unipol                                              256,906
                                                                                    -----------------
                                                                                           6,378,124
                                                                                    -----------------

                 TOTAL PREFERRED STOCKS (Cost $19,648,895)                                20,183,539
                                                                                    -----------------

                 RIGHTS & WARRANTS - 0.0%
                 France - 0.0%
     1,096,728   Eurotunnel SA Paris Warrants 10/31/01 *                                      46,337
     1,096,728   Eurotunnel SA Paris Warrants 10/31/03 *                                     127,426
        24,647   Generale Des Eaux Warrants 5/02/01 *                                         56,753
                                                                                    -----------------
                                                                                             230,516
                                                                                    -----------------
                 Hong Kong - 0.0%
       206,725   Century City International Warrants 12/31/99 *                                1,225
       104,212   Chinese Estates Holdings Ltd Warrants 11/24/99 *                              3,825
       104,212   Chinese Estates Holdings Ltd Warrants 11/24/00 *                              6,039
           225   Denway Investment Warrants 11/30/99 *                                             2
       293,200   Gold Peak Industries Ltd Warrants 8/06/00 *                                   3,776
       323,924   Kumagai Gumi Warrants 12/31/99 *                                             23,778
                                                                                    -----------------
                                                                                              38,645
                                                                                    -----------------
                 Malaysia - 0.0%
     7,942,500   Malayan Cement Berhad Rights 12/31/49 *                                     135,859
        44,875   YTL Corp Berhad Rights 12/31/49 *                                             1,771
                                                                                    -----------------
                                                                                             137,630
                                                                                    -----------------
                 Singapore - 0.0%
       101,959   Asia Food & Properties Ltd Warrants 7/12/02 *                                47,921
       139,475   Haw Par Brothers International Ltd Warrants 7/18/01 *                        81,153
                                                                                    -----------------
                                                                                             129,074
                                                                                    -----------------

24            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares/
 Par Value ($)   Description                                                             Value ($)
-----------------------------------------------------------------------------------------------------
                 United Kingdom - 0.0%
     4,622,000   Eurotunnel SA Warrants 10/31/03 *                                           445,917
                                                                                    -----------------


                 TOTAL RIGHTS & WARRANTS (Cost $1,263,962)                                   981,782
                                                                                    -----------------

                 SHORT-TERM INVESTMENTS - 10.3%
                 Cash Equivalents - 9.5%
$  100,000,000   First National Bank of Chicago Time Deposit, 5.50% due 9/01/99          100,000,000
   110,574,535   The Boston Global Investment Trust (b)                                  110,574,535
$   26,300,000   Wachovia Bank Time Deposit, 5.10% due 9/01/99                            26,300,000
                                                                                    -----------------
                                                                                         236,874,535
                                                                                    -----------------
                 U.S. Government - 0.8%
$   20,000,000   U. S. Treasury Bill, 4.61% due 1/06/00 (a)                               19,661,333
                                                                                    -----------------


                 TOTAL SHORT-TERM INVESTMENTS (Cost $256,563,240)                        256,535,868
                                                                                    -----------------

                 TOTAL INVESTMENTS - 104.0%
                 (Cost $2,434,122,275)                                                 2,581,950,014

                 Other Assets and Liabilities (net) - (4.0%)                             (98,608,652)
                                                                                    -----------------

                 TOTAL NET ASSETS - 100.0%                                        $    2,483,341,362
                                                                                    =================

                 Notes to the Schedule of Investments

                 ADR  American Depositary Receipt

                 SDR  Swedish Depository Receipt

                 (a) All or a portion of this security is held as
                     collateral for open futures contracts (Note 5).

                 (b) Represents investment of security lending collateral
                     (Note 1).

                 (c) Bankrupt issuer.

                 *   Non-income producing security.

              See accompanying notes to the financial statements.             25

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
                 At August 31, 1999, industry sector diversification of the Fund's equity investments was as follows:


                 Industry Sector


                 Banking                                    15.1%
                 Utilities                                   9.0
                 Construction                                5.7
                 Electronic Equipment                        5.3
                 Transportation                              5.0
                 Consumer Goods                              4.9
                 Conglomerates                               4.9
                 Automotive                                  4.8
                 Chemicals                                   4.5
                 Metals and Mining                           4.5
                 Services                                    3.7
                 Real Estate                                 3.4
                 Retail Trade                                3.4
                 Machinery                                   3.3
                 Oil and Gas                                 3.1
                 Financial Services                          3.0
                 Food and Beverage                           2.7
                 Paper and Allied Products                   2.4
                 Insurance                                   1.9
                 Communications                              1.8
                 Health Care                                 1.4
                 Telecommunications                          1.2
                 Textiles                                    0.9
                 Aerospace                                   0.4
                 Computers                                   0.1
                 Miscellaneous                               3.6
                                                       =========
                                                           100.0%
                                                       =========

26            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------
Assets:
     Investments, at value (cost $2,434,122,275) (Note 1)                       $  2,581,950,014
     Foreign currency, at value (cost $8,742,904) (Note 1)                             8,739,182
     Cash                                                                                 58,228
     Receivable for Fund shares sold                                                      77,771
     Receivable for investments sold                                                  11,780,440
     Dividends and interest receivable                                                 3,292,612
     Foreign withholding taxes receivable                                              2,358,461
     Receivable for expenses waived or borne by Manager (Note 2)                         142,842
                                                                                 ----------------
         Total assets                                                              2,608,399,550
                                                                                 ----------------

Liabilities:
     Payable upon return of securities loaned (Note 1)                               110,574,535
     Payable for investments purchased                                                 2,444,840
     Accrued Malaysian repatriation taxes (Note 1)                                     1,944,438
     Net payable for open forward foreign currency contracts (Notes 1 and 5)           5,635,951
     Payable for variation margin on open futures contracts (Notes 1 and 5)            2,167,669
     Payable for Fund shares repurchased                                                 324,598
     Payable to affiliate for (Note 2):
         Management fee                                                                1,130,224
         Shareholder service fee                                                         294,592
     Accrued expenses                                                                    541,341
                                                                                 ----------------
         Total liabilities                                                           125,058,188
                                                                                 ----------------

Net assets                                                                      $  2,483,341,362
                                                                                 ================
Net assets consist of:
     Paid-in capital                                                            $  2,337,953,470
     Accumulated undistributed net investment income                                  46,841,842
     Accumulated net realized loss                                                   (47,263,489)
     Net unrealized appreciation                                                     145,809,539
                                                                                 ----------------

                                                                                $  2,483,341,362
                                                                                 ================
Net assets attributable to:
     Class II Shares                                                            $     29,559,959
                                                                                 ================
     Class III Shares                                                           $  2,036,009,668
                                                                                 ================
     Class IV Shares                                                            $    417,771,735
                                                                                 ================

Shares outstanding:
     Class II                                                                          1,279,353
                                                                                 ================
     Class III                                                                        87,872,308
                                                                                 ================
     Class IV                                                                         18,038,012
                                                                                 ================

Net asset value per share:
     Class II                                                                   $          23.11
                                                                                 ================
     Class III                                                                  $          23.17
                                                                                 ================
     Class IV                                                                   $          23.16
                                                                                 ================

              See accompanying notes to the financial statements.             27

GMO International Core Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $4,684,839)                       $     46,292,255
     Interest (including securities lending income of $383,770)                        4,711,086
                                                                                 ----------------
         Total income                                                                 51,003,341
                                                                                 ----------------
Expenses:
     Management fee (Note 2)                                                           6,883,046
     Custodian fees                                                                      966,066
     Legal fees                                                                           41,315
     Audit fees                                                                           37,728
     Transfer agent fees                                                                  27,325
     Trustees fees (Note 2)                                                               14,356
     Registration fees                                                                       819
     Miscellaneous                                                                         8,195
     Fees waived or borne by Manager (Note 2)                                         (1,095,804)
                                                                                 ----------------
                                                                                       6,883,046
     Shareholder service fee (Note 2)
         Class II                                                                         23,694
         Class III                                                                     1,529,237
         Class IV                                                                        219,944
                                                                                 ----------------


         Net expenses                                                                  8,655,921
                                                                                 ----------------

             Net investment income                                                    42,347,420
                                                                                 ----------------

Realized and unrealized gain (loss):

         Net realized gain (loss) on:
             Investments                                                              14,296,899
             Closed futures contracts                                                 (2,456,045)
             Foreign currency, forward contracts and foreign
                 currency related transactions                                       (35,625,843)
                                                                                 ----------------
                 Net realized loss                                                   (23,784,989)
                                                                                 ----------------

         Change in net unrealized appreciation (depreciation) on:
             Investments (Note 1)                                                    346,097,669
             Open futures contracts                                                    5,457,344
             Foreign currency, forward contracts and foreign
                 currency related transactions                                         7,400,330
                                                                                 ----------------
                 Net unrealized gain                                                 358,955,343
                                                                                 ----------------
         Net realized and unrealized gain                                            335,170,354
                                                                                 ----------------
Net increase in net assets resulting from operations                            $    377,517,774
                                                                                 ================

28            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       Six Months Ended
                                                                        August 31, 1999            Year Ended
                                                                         (Unaudited)           February 28, 1999
                                                                    ---------------------    --------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                         $          42,347,420    $         61,654,740
     Net realized gain (loss)                                                (23,784,989)            328,403,926
     Change in net unrealized appreciation (depreciation)                    358,955,343            (400,000,792)
                                                                    ---------------------    --------------------

     Net increase (decrease) in net assets resulting from
         operations                                                          377,517,774              (9,942,126)
                                                                    ---------------------    --------------------

Distributions to shareholders from:
     Net investment income
         Class II                                                                      -                (178,442)
         Class III                                                                     -             (24,881,986)
         Class IV                                                                      -              (7,130,973)
                                                                    ---------------------    --------------------
         Total distributions from net investment income                                -             (32,191,401)
                                                                    ---------------------    --------------------

     In excess of net investment income
         Class II                                                                      -                (173,986)
         Class III                                                                     -             (24,260,672)
         Class IV                                                                      -              (6,952,911)
                                                                    ---------------------    --------------------
         Total distributions in excess of net investment income                        -             (31,387,569)
                                                                    ---------------------    --------------------

     Net realized gains
         Class II                                                               (463,070)             (1,663,218)
         Class III                                                           (41,355,298)           (244,048,618)
         Class IV                                                             (7,026,513)            (68,183,244)
                                                                    ---------------------    --------------------
         Total distributions from net realized gains                         (48,844,881)           (313,895,080)
                                                                    ---------------------    --------------------

Net share transactions:  (Note 4)
         Class II                                                              8,630,641               8,149,764
         Class III                                                          (221,446,367)           (758,532,071)
         Class IV                                                           (216,477,387)            (20,202,197)
                                                                    ---------------------    --------------------
     Decrease in net assets from net fund share transactions                (429,293,113)           (770,584,504)
                                                                    ---------------------    --------------------


     Total decrease in net assets                                           (100,620,220)         (1,158,000,680)


Net assets:
     Beginning of period                                                   2,583,961,582           3,741,962,262
                                                                    ---------------------    --------------------


     End of period (including accumulated undistributed
         net investment income of $46,841,842 and
         of $4,494,422, respectively)                              $       2,483,341,362    $      2,583,961,582
                                                                    =====================    ====================

              See accompanying notes to the financial statements.             29

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                                            Period from
                                                                                                          September 26, 1996
                                          Six Months Ended                                                 (commencement of
                                           August 31,1999         Year Ended            Year Ended          operations) to
                                             (Unaudited)      February 28, 1999     February 28, 1998     February 28, 1997
                                         -----------------    -----------------     -----------------     --------------------
Net asset value, beginning of period     $          20.33     $          23.16      $          24.36      $             24.60
                                         -----------------    -----------------     -----------------     --------------------

Income (loss) from investment operations:
  Net investment income                              0.35 (c)             0.39 (c)              0.52 (c)                 0.14
  Net realized and unrealized gain (loss)            2.90                (0.46)                 1.94                     0.96
                                         -----------------    -----------------     -----------------     --------------------

    Total from investment operations                 3.25                (0.07)                 2.46                     1.10
                                         -----------------    -----------------     -----------------     --------------------

Less distributions to shareholders:
  From net investment income                            -                (0.24)                (0.74)                   (0.27)
  In excess of net investment income                    -                (0.24)                    -                        -
  From net realized gains                           (0.47)               (2.28)                (2.92)                   (1.07)
                                         -----------------    -----------------     -----------------     -------------------
    Total distributions                             (0.47)               (2.76)                (3.66)                   (1.34)
                                         -----------------    -----------------     -----------------     -------------------

Net asset value, end of period           $          23.11    $           20.33      $          23.16      $             24.36
                                         =================    =================     =================     ===================

Total Return (a)                                    16.06%               (0.76%)               11.60%                    4.51%


Ratios/Supplemental Data:

     Net assets, end of period (000's)   $         29,560    $          18,295     $          12,500      $            25,302
     Net expenses to average
        daily net assets                             0.76% *              0.76%                 0.76%                    0.80% * (b)
     Net investment income to average
        daily net assets                             3.13% *              1.71%                 2.14%                    0.98% *
     Portfolio turnover rate                           27%                  60%                   68%                      97%
     Fees and expenses voluntarily
        waived or borne by the
        Manager consisted of the
        following per share amounts:     $           0.01    $            0.06     $            0.07      $              0.05

*    Annualized
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(c)  Computed using average shares outstanding throughout the period.

30            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                         Six Months Ended                       Year Ended February 28/29,
                                          August 31, 1999   ---------------------------------------------------------------------
                                            (Unaudited)        1999          1998          1997           1996           1995
                                          ---------------   -----------   -----------   -----------    -----------    -----------
Net asset value, beginning of period     $         20.38   $     23.20   $     24.37   $     24.62    $     22.32    $     25.56
                                           --------------   -----------   -----------   -----------    -----------    -----------

Income (loss) from investment
  operations:
  Net investment income                             0.36 (c)      0.42 (c)      0.54 (c)      0.59           0.36           0.27
  Net realized and unrealized gain
    (loss)                                          2.90         (0.47)         1.96          1.02           3.09          (1.57)
                                           --------------   -----------   -----------   -----------    -----------    -----------

    Total from investment operations                3.26         (0.05)         2.50          1.61           3.45          (1.30)
                                           --------------   -----------   -----------   -----------    -----------    -----------

Less distributions to shareholders:
  From net investment income                           -         (0.25)        (0.75)        (0.33)         (0.39)         (0.35)
  In excess of net investment income                   -         (0.24)            -             -              -              -
  From net realized gains                          (0.47)        (2.28)        (2.92)        (1.53)         (0.76)         (1.59)
                                           --------------   -----------   -----------   -----------    -----------    -----------

    Total distributions                            (0.47)        (2.77)        (3.67)        (1.86)         (1.15)         (1.94)
                                           --------------   -----------   -----------   -----------    -----------    -----------

Net asset value, end of period           $         23.17   $     20.38   $     23.20   $     24.37    $     24.62    $     22.32
                                           ==============   ===========   ===========   ===========    ===========    ===========

Total Return (a)                                  16.06%        (0.68%)       11.71%         6.72%         15.72%         (5.31%)



Ratios/Supplemental Data:

     Net assets, end of period (000's)   $     2,036,010   $ 1,998,447   $ 3,046,510   $ 4,232,937    $ 4,538,036    $ 2,591,646
     Net expenses to average
        daily net assets                           0.69% *       0.69%         0.69%         0.71% (b)      0.71% (b)      0.70% (b)
     Net investment income to average
        daily net assets                           3.27% *       1.84%         2.19%         2.34%          1.93%          1.48%
     Portfolio turnover rate                         27%           60%           68%           97%            14%            53%
     Fees and expenses voluntarily
        waived or borne by the
        Manager consisted of the
        following per share amounts:     $          0.01   $      0.06   $      0.07   $      0.06    $      0.03    $      0.03

*    Annualized
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(c)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             31

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                            Six Months Ended                           Period from January 9, 1998
                                             August 31, 1999         Year Ended        (commencement of operations)
                                              (Unaudited)        February 28, 1999         to February 28, 1998
                                            ----------------     -----------------         --------------------
Net asset value, beginning of period       $         20.37       $          23.19            $        20.61
                                            ---------------       ----------------            --------------

Income (loss) from investment operations:
  Net investment income                               0.39 (b)               0.42 (b)                  0.02 (b)
  Net realized and unrealized gain (loss)             2.87                  (0.46)                     2.56
                                            ---------------       ----------------            --------------

    Total from investment operations                  3.26                  (0.04)                     2.58
                                            ---------------       ----------------            --------------

Less distributions to shareholders:
  From net investment income                             -                  (0.25)                        -
  In excess of net investment income                     -                  (0.25)                        -
  From net realized gains                            (0.47)                 (2.28)                        -
                                            ---------------       ----------------            --------------

    Total distributions                              (0.47)                 (2.78)                        -
                                            ---------------       ----------------            --------------


Net asset value, end of period             $         23.16       $          20.37            $        23.19
                                            ===============       ================            ==============

Total Return (a)                                     16.07%                 (0.60%)                   12.52%


Ratios/Supplemental Data:

     Net assets, end of period (000's)     $       417,772       $        567,219            $      682,952
     Net expenses to average
         daily net assets                             0.63% *                0.63%                     0.63% *
     Net investment income to average
         daily net assets                             3.53% *                1.85%                     0.68% *
     Portfolio turnover rate                            27%                    60%                       68%
     Fees and expenses voluntarily
         waived or borne by the
         Manager consisted of the
         following per share amounts:      $          0.01       $           0.06            $         0.01

*    Annualized
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)  Computed using average shares outstanding throughout the period.

32            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the MSCI EAFE Index.

     The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian and agency, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts as of August 31, 1999.

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 5 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1999, there were no open swap agreements.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $101,666,047 collateralized by cash in the amount of $110,574,535 which was invested in a short-term instrument.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     Effective February 4, 1999, the Malaysian government imposed levies on the repatriation by foreigners of proceeds from the sale of Malaysian securities. Funds invested in Malaysia prior to February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, were subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $1,944,438 for potential repatriation tax on principal invested prior to February 15, 1999. Effective September 1, 1999, the Malaysian government exempted funds invested prior to February 15, 1999 from all levies, and such funds may now be freely repatriated. Accordingly, effective September 1, 1999 no accrual for potential Malaysian repatriation taxes is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" as summarized in Note 4. For the period ended August 31, 1999, the fund received $488,684 in purchase premiums. There is no premium for cash redemptions or reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a premium of up to .10% may be charged on certain in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .75% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceeded .54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $14,356. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $642,119,197 and $1,071,988,599, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                        Gross Unrealized    Gross Unrealized     Net Unrealized
      Aggregate Cost      Appreciation        Depreciation        Appreciation
     ----------------  ------------------  ------------------   ----------------
      $2,434,122,275      $312,915,728        $165,087,989        $147,827,739

4.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

                                   Six Months Ended                        Year Ended
                                    August 31, 1999                    February 28, 1999
                             -----------------------------    -------------------------------
     Class II:                  Shares          Amount            Shares            Amount
                             -------------  --------------    --------------  ---------------
     Shares sold                   362,180  $    8,246,226           885,462  $    19,191,959
     Shares issued to
     shareholders in
     reinvestment of
     distributions                  17,499         391,803            73,790        1,596,701
     Shares repurchased
                                     (342)         (7,388)         (598,960)     (12,638,896)
                             -------------  --------------    --------------  ---------------

     Net increase                  379,337  $    8,630,641           360,292  $     8,149,764
                             =============   =============    ==============  ===============

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Share transactions - continued

                                     Six Months Ended                            Year Ended
                                     August 31, 1999                          February 28, 1999
                             ---------------------------------     ------------------------------------
     Class III:                   Shares           Amount               Shares             Amount
                             ---------------  ----------------     ---------------   ------------------
     Shares sold                  5,056,193  $    112,090,675          11,023,810   $      257,852,698
     Shares issued to
     shareholders in
     reinvestment of
     distributions                1,836,572        41,231,031          12,569,888          274,662,387

     Shares repurchased        (17,083,941)     (374,768,073)        (56,861,371)      (1,291,047,156)
                             --------------   ---------------      --------------    -----------------

     Net decrease              (10,191,176)  $  (221,446,367)        (33,267,673)   $    (758,532,071)
                             ==============   ===============      ==============    =================
                                     Six Months Ended                            Year Ended
                                     August 31, 1999                          February 28, 1999
                             ---------------------------------     ------------------------------------
     Class IV:                    Shares           Amount               Shares             Amount
                             ---------------  ----------------     ---------------   ------------------
     Shares sold                   5,114,794  $    114,499,367           6,658,423  $      166,390,526
     Shares issued to
     shareholders in
     reinvestment of
     distributions                   313,124         7,026,513           3,674,092          80,195,331

     Shares repurchased         (15,239,721)     (338,003,267)        (11,932,488)       (266,788,054)
                             ---------------   ---------------     ---------------   -----------------

     Net decrease                (9,811,803)  $  (216,477,387)         (1,599,973)  $     (20,202,197)
                             ===============   ===============     ===============   =================

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


5.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:

     Forward currency contracts

                                                                                   Net Unrealized
          Settlement                              Units                             Appreciation
             Date        Deliver/Receive       of Currency           Value         (Depreciation)
       ---------------  -----------------  ------------------  ----------------   ---------------
       Buys
             10/08/99          AUD             116,079,325    $   74,004,980     $   (1,589,812)
             10/08/99          CAD             107,141,992        71,847,384             568,168
             03/03/00          CHF              35,820,360        24,165,365             102,167
             03/03/00          EUR             340,056,468       364,315,473            (26,555)
             03/03/00          GBP              41,417,378        66,735,089             123,483
             10/08/99          HKD             124,296,800        15,990,943             (9,057)
             10/08/99          JPY          20,403,239,302       187,124,051          12,765,467
             03/03/00          NOK             618,357,845        78,727,907           (560,340)
             03/03/00          SEK             396,905,468        48,617,686           (197,276)
             10/08/99          SGD              47,591,020        28,346,548             461,937
                                                                                  --------------
                                                                                 $    11,638,182
                                                                                  ==============

       Sales
             10/08/99          AUD             219,035,337    $  139,643,351     $     (513,289)
             10/08/99          CAD              40,562,905        27,200,713             199,287
             03/03/00          CHF              17,940,022        12,102,814                 736
             03/03/00          EUR              69,679,452        74,650,256           (187,253)
             03/03/00          GBP              49,247,133        79,351,036           (121,555)
             10/08/99          HKD             882,767,002       113,569,108           (259,666)
             10/08/99          JPY          27,137,192,235       248,883,095        (16,688,115)
             03/03/00          NOK             533,012,687        67,861,956             750,311
             03/03/00          SEK             294,018,128        36,014,825           (186,032)
             10/08/99          SGD              47,591,020        28,346,548           (268,557)
                                                                                  --------------
                                                                                 $  (17,274,133)
                                                                                  ==============

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Currency Abbreviations:

        AUD  Australian Dollar            HKD  Hong Kong Dollar
        CAD  Canadian Dollar              JPY  Japanese Yen
        CHF  Swiss Franc                  NOK  Norwegian Kroner
        EUR  Euro                         SEK  Swedish Krona
        GBP  British Pound                SGD  Singapore Dollar


     Futures contracts


                                                                              Net Unrealized
         Number of                                                             Appreciation
         Contracts        Type        Expiration Date     Contract Value      (Depreciation)
       ------------  --------------  -----------------   ----------------    ----------------
       Buys
               445     HANG SENG      September 1999    $    38,997,637     $     (407,903)
             1,067       TOPIX        September 1999        142,905,696           6,148,386
                                                                             --------------
                                                                            $     5,740,483
                                                                             ==============

       Sales
               363      ALL ORDS      September 1999    $    17,086,214     $       244,523
                54        DAX         September 1999          7,541,067              13,460
                40      FTSE 100      September 1999          4,009,905            (30,160)
                32      IBEX 35       September 1999          3,319,834            (67,096)
               371    MATIF CAC 40    September 1999         18,033,792           (587,119)
                 9       MIB 30       September 1999          1,603,514              11,071
               303        OMX         September 1999          3,080,812              13,819
               147       TSE 35       September 1999         19,569,461             208,276
                                                                             --------------
                                                                            $     (193,226)
                                                                             ==============

At August 31, 1999, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO Asia Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

  Shares        Description                                                          Value ($)
---------------------------------------------------------------------------------------------------
                COMMON STOCKS - 74.6%
                China - 9.7%
    2,024,000   Beijing Datang Power Generation Co Ltd Class H                             540,852
      710,000   China Merchants Holdings Co Ltd                                            598,894
    4,324,000   China Overseas Land & Investment Ltd                                       517,868
      558,000   China Resources Enterprise                                                 916,209
    1,306,000   China Telecom Ltd *                                                      4,053,315
      452,000   Cosco Pacific Ltd                                                          395,820
    1,162,000   Guangdong Electric Power Development Co Ltd Class B                        619,522
    2,736,000   Guangdong Investment Ltd                                                   560,226
    5,339,000   Guangshen Railway Co Class H                                               687,559
       10,000   Huaneng Power International ADR                                            125,000
    1,306,000   Huaneng Power International Inc Class H                                    420,468
    2,460,000   Qingling Motor Co Ltd Class H                                              548,064
      602,474   Shanghai Chlor-Alkali Chemical Class B *                                    87,961
      181,000   Shanghai Industrial Holdings                                               432,387
    3,100,000   Shanghai Petrochemical Co Class H                                          666,697
    1,632,000   Yizheng Chemical Fibre Co Class H *                                        483,391
                                                                                  -----------------
                                                                                        11,654,233
                                                                                  -----------------
                Indonesia - 14.9%
    3,897,500   Astra International *                                                    1,371,107
    2,642,000   Gudang Garam                                                             6,368,339
       50,820   Gulf Resources Ltd ADR *                                                   524,082
    1,131,000   HM Sampoerna *                                                           2,350,417
    5,953,500   Indah Kiat Pulp & Paper *                                                2,171,961
    1,202,500   International Nickel *                                                     877,394
    2,150,000   Kalbe Farma *                                                              882,410
    7,528,000   Matahari Putra Prima Tbk *                                                 760,156
       76,500   PT Indofood Sukses Makmur Tbk *                                             81,733
      404,000   PT Indosat (Persero) Tbk                                                   627,713
    2,140,000   PT Pabrik Kertas Tjiwi Kimia *                                             613,420
      580,000   Semen Gresik                                                             1,133,550
          500   Tambang Timah Persero (Foreign Registered)                                     329
       54,000   Telekomunikasi Indonesia ADR Class B                                       415,125
                                                                                  -----------------
                                                                                        18,177,736
                                                                                  -----------------
                Korea - 13.1%
        4,730   Cheil Jedang Corp                                                          374,634
      105,840   Daewoo Corp                                                                165,865
      117,840   Hanwha Corp *                                                              763,639
       27,000   Hanwha Energy Co Ltd *                                                     203,558

              See accompanying notes to the financial statements.              1

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

  Shares        Description                                                          Value ($)
---------------------------------------------------------------------------------------------------
                Korea - continued
       23,200   Housing & Commercial Bank                                                  542,414
       60,760   Hyundai Cement Co                                                          813,222
       17,000   Hyundai Heavy Industries                                                   953,325
       14,800   Hyundai Securities Co                                                      349,784
        9,400   Korea Chemical                                                             738,941
       36,880   Korea Telecommunications *                                               2,311,834
       34,900   Korean Air Lines                                                           694,748
       13,010   LG Electronics Co                                                          551,038
        6,390   Lotte Confectionery Co                                                     882,313
        9,150   Pohang Iron & Steel (b)                                                  1,236,897
        8,000   Pohang Iron & Steel ADR                                                    294,000
        8,729   Samsung Electronics GDR (1/2 Voting)                                       811,361
       10,300   Samsung Securities                                                         403,973
       43,700   SK Corporation                                                           1,055,019
          271   SK Telecom (b)                                                             271,115
       42,230   SK Telecom ADR                                                             477,727
      224,000   Ssangyong Motor Co *                                                       354,833
       32,500   Ssangyong Oil Refining                                                     806,650
       53,500   Tai Han Electric Wire                                                      738,712
                                                                                  -----------------
                                                                                        15,795,602
                                                                                  -----------------
                Malaysia - 13.6%
    2,699,000   Arab Malaysian Corp *                                                    1,370,808
      227,000   Berjaya Sports Toto                                                        525,684
       65,000   Carlsberg Brew Malaysia                                                    191,579
      213,000   Edaran Otomobil Berhad                                                     784,737
      395,000   Genting Berhad                                                           1,455,263
      699,000   Golden Hope Plantations Berhad                                             573,916
      272,000   Guinness Anchor Berhad                                                     303,495
    1,575,000   Kumpulan Guthrie Berhad                                                    841,382
      645,000   Magnum Corp Berhad                                                         566,921
    1,573,000   Malaysian International Shipping (Foreign Registered)                    2,400,895
       26,000   Nestle Malaysia                                                            100,579
      203,000   Nylex (Malaysia) Berhad                                                    137,292
      383,600   Rothmans of Pall Mall Berhad                                             2,675,105
      214,000   Sime Darby Berhad                                                          281,579
    8,594,000   Tan Chong International Ltd                                              2,379,490
    3,118,000   Tan Chong Motor Holdings Berhad                                          1,854,389
                                                                                  -----------------
                                                                                        16,443,114
                                                                                  -----------------
                Phillippines - 8.8%
   11,509,170   Aboitiz Equity Ventures Inc                                                702,009
    3,735,200   Ayala Corp                                                               1,012,058

2             See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

  Shares        Description                                                          Value ($)
---------------------------------------------------------------------------------------------------
                Phillippines - continued
      191,275   Equitable Banking Corp                                                     409,789
    3,936,000   Filinvest Land *                                                           312,499
    4,493,500   International Container Terminal *                                         481,345
      263,557   Ionics Circuits Inc                                                         93,001
       41,800   La Tondena Distillers Inc                                                   42,142
       82,000   Metropolitan Bank & Trust Co                                               676,875
    6,655,000   Petron Corp                                                                595,469
       72,840   Philippine Commercial International Bank                                   468,159
       84,570   Philippine Long Distance Telephone                                       2,003,675
      176,000   Philippine National Bank *                                                 581,122
    5,655,000   Robinsons Land Corp Class B                                                427,599
      719,650   San Miguel Corp Class B                                                  1,169,941
      640,000   Security Bank Corp *                                                       516,194
    6,168,000   SM Prime Holdings                                                        1,134,881
                                                                                  -----------------
                                                                                        10,626,758
                                                                                  -----------------
                Singapore - 0.6%
      123,500   Cycle & Carriage Ltd                                                       696,580
                                                                                  -----------------

                Thailand - 13.9%
       40,000   ABN Amro Asia Securities Pcl (Foreign Registered)*                          94,903
      128,500   Advanced Info Service Public Co Ltd (Foreign Registered)                 1,762,247
      157,600   Ban Pu Coal Public Co Ltd (Foreign Registered) *                           330,773
    1,187,500   Bangkok Bank Pcl (Foreign Registered) *                                  3,018,674
       50,200   Bangkok Insurance (Foreign Registered)                                     191,089
    1,190,700   Bank of Ayudhya Pcl (Foreign Registered) *                                 535,512
       64,600   BEC World Public Co Ltd (Foreign Registered)                               400,855
      306,500   CP Feedmill Public Co Ltd (Foreign Registered) (b)                         934,963
      222,432   Delta Electronics Public Co Ltd (Foreign Registered)                     1,762,986
      302,000   Electricity Generating Public Co Ltd (Foreign Registered)                  472,429
    2,236,000   Industrial Finance Corp of Thailand (Foreign Registered)                 1,107,652
      884,700   Jasmine International Public Co (Foreign Registered) *                     409,423
       93,700   KCE Electronics Pcl (Foreign Registered) (b) *                             195,144
      159,300   Land & House Public Co Ltd (Foreign Registered) *                          240,892
      158,152   Shinawatra Computer Public Co Ltd (Foreign Registered) *                   721,590
      206,525   Shinawatra Satellite (Foreign Registered) *                                125,191
    1,273,000   Siam Commercial Bank Pcl (Foreign Registered) *                          1,427,167
    1,000,000   Telecomasia (Foreign Registered) *                                         958,154
      254,500   Thai Airways International (Foreign Registered) *                          447,888
      212,000   Thai Farmers Bank Pcl (Foreign Registered) *                               304,002
    1,309,000   Thai Petrochemical (Foreign Registered) *                                  648,442

              See accompanying notes to the financial statements.              3

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

  Shares/
Par Value ($)   Description                                                          Value ($)
---------------------------------------------------------------------------------------------------
                Thailand - continued
      820,700   Thai Telephone & Telecommunications (Foreign Registered) *                 190,437
      233,630   United Broadcasting Pcl (Foreign Registered) *                             149,236
      346,800   United Communication Industries (Foreign Registered) *                     311,944
                                                                                  -----------------
                                                                                        16,741,593
                                                                                  -----------------

                TOTAL COMMON STOCKS (Cost $85,714,983)                                  90,135,616
                                                                                  -----------------
                FULLY PAID SWAPS - 4.6%
                Singapore - 4.6%
      268,800   Development Bank of Singapore Local Share Swap (a)                       3,041,615
      260,000   Oversea Chinese Banking Corp Local Share Swap (a)                        1,707,297
      166,100   Overseas Union Bank Local Share Swap (a)                                   779,071
                                                                                  -----------------
                                                                                         5,527,983
                                                                                  -----------------

                TOTAL FULLY PAID SWAPS (Cost $3,363,634)                                 5,527,983
                                                                                  -----------------
                PREFERRED STOCKS - 3.8%
                Korea - 3.8%
       32,600   Samsung Electronics (Non Voting)                                         4,639,390
                                                                                  -----------------

                TOTAL PREFERRED STOCKS (Cost $457,013)                                   4,639,390
                                                                                  -----------------
                DEBT OBLIGATIONS - 3.1%
                China - 0.0%
$     100,000   Qingling Motor Co CV, 3.50% due 1/22/02                                     36,000
                                                                                  -----------------
                Thailand - 0.0%
$       2,000   Tipco Asphalt Public Co, 2.75% due 9/19/06                                   1,920
                                                                                  -----------------
                U.S. Government - 3.1%
$   3,844,622   U.S. Treasury Inflation Indexed Note, 3.375% due 1/15/07                 3,677,623
                                                                                  -----------------

                TOTAL DEBT OBLIGATIONS (Cost $3,798,939)                                 3,715,543
                                                                                  -----------------
                RIGHTS & WARRANTS - 0.5%
                Phillippines - 0.3%
    1,022,900   Jolliebee FDS Warrants 3/24/03 *                                           451,185
                                                                                  -----------------

4             See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

   Shares/
Par Value ($)   Description                                                          Value ($)
---------------------------------------------------------------------------------------------------
                Thailand - 0.2%
      212,000   Thai Farmers Bank Rights 12/31/49 *                                        193,456
                                                                                  -----------------

                TOTAL RIGHTS & WARRANTS (Cost $754,500)                                    644,641
                                                                                  -----------------
                SHORT-TERM INVESTMENTS - 9.5%
                Cash Equivalents - 9.5%
$  11,500,000   Wachovia Bank Time Deposit, 5.10% due 9/01/99                           11,500,000
                                                                                  -----------------

                TOTAL SHORT-TERM INVESTMENTS (Cost $11,500,000)                         11,500,000
                                                                                  -----------------
                TOTAL INVESTMENTS - 96.1%
                (Cost $105,589,069)                                                    116,163,173

                Other Assets and Liabilities (net) -  3.9%                               4,665,421
                                                                                  -----------------
                TOTAL NET ASSETS - 100.0%                                       $      120,828,594
                                                                                  =================


                Notes to the Schedule of Investments:

                ADR    American Depositary Receipt
                GDR    Global Depository Receipt

                (a) A derivative security whose price is linked to the
                    return on the underlying security.

                (b) Valued by management (Note 1).

                *   Non-income producing security.

             See accompanying notes to the financial statements.               5

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

--------------------------------------------------------------------------------


                At August 31, 1999, industry sector diversification of the Fund's equity investments was as follows:

                Industry Sector


                Food and Beverage                             10.5%
                Telecommunications                            10.2
                Real Estate                                    8.6
                Electronic Equipment                           8.5
                Financial Services                             6.9
                Banking                                        6.9
                Automotive                                     6.4
                Transportation                                 4.5
                Consumer Goods                                 4.2
                Oil and Gas                                    3.5
                Paper and Allied Products                      2.7
                Services                                       2.4
                Utilities                                      2.3
                Chemicals                                      2.2
                Construction                                   2.1
                Conglomerates                                  1.6
                Metals and Mining                              1.5
                Health Care                                    1.3
                Machinery                                      1.1
                Retail Trade                                   0.7
                Communications                                 0.5
                Computers                                      0.5
                Textiles                                       0.5
                Insurance                                      0.2
                Miscellaneous                                 10.2
                                                           -------
                                                             100.0%
                                                           =======

6             See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
       Investments, at value (cost $105,589,069) (Note 1)               $  116,163,173
       Foreign currency, at value (cost $266,522) (Note 1)                     266,752
       Cash                                                                     38,742
       Receivable for Fund shares sold                                       5,000,000
       Receivable for open swap contracts (Notes 1 and 6)                      888,064
       Receivable for investments sold                                         242,732
       Dividends and interest receivable                                       134,814
       Receivable for expenses waived or borne by Manager (Note 2)               6,604
                                                                         --------------

           Total assets                                                    122,740,881
                                                                         --------------
Liabilities:
       Payable for investments purchased                                     1,078,390
       Accrued capital gain and repatriation taxes payable (Note 1)              3,172
       Accrued Malaysian repatriation taxes (Note 1)                           698,383
       Payable to affiliate for (Note 2):
           Management fee                                                       78,274
           Shareholder service fee                                              14,495
       Accrued expenses                                                         39,573
                                                                         --------------

           Total liabilities                                                 1,912,287
                                                                         --------------
Net assets                                                              $  120,828,594
                                                                         ==============

Net assets consist of:
       Paid-in capital                                                  $  105,016,584
       Distributions in excess of net investment income                        (23,638)
       Accumulated undistributed net realized gain                           5,074,805
       Net unrealized appreciation                                          10,760,843
                                                                         --------------

                                                                        $  120,828,594
                                                                         ==============

Net assets attributable to Class III Shares                             $  120,828,594
                                                                         ==============

Shares outstanding - Class III                                              10,027,927
                                                                         ==============

Net asset value per share - Class III                                   $        12.05
                                                                         ==============

              See accompanying notes to the financial statements.              7

GMO Asia Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $89,571)                  $      480,813
     Interest                                                                  171,131
                                                                         --------------

         Total income                                                          651,944
                                                                         --------------
Expenses:
     Management fee (Note 2)                                                   424,303
     Custodian fees                                                            109,910
     Audit fees                                                                 21,900
     Transfer agent fees                                                        13,812
     Legal fees                                                                  1,468
     Trustees fees (Note 2)                                                        458
     Registration fees                                                             360
     Miscellaneous                                                               1,288
     Fees waived or borne by Manager (Note 2)                                  (39,286)
                                                                         --------------
                                                                               534,213
     Shareholder service fee - Class III (Note 2)                               78,575
                                                                         --------------
         Net expenses                                                          612,788
                                                                         --------------
             Net investment income                                              39,156
                                                                         --------------
Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                                    13,803,427
             Closed swap contracts                                           1,521,591
             Foreign currency, forward contracts and foreign
                 currency related transactions                                (102,054)
                                                                         --------------
                    Net realized gain                                       15,222,964
                                                                         --------------

         Change in net unrealized appreciation (depreciation) on:
             Investments (Note 1)                                           26,478,517
             Open swap contracts                                              (674,554)
             Foreign currency, forward contracts and foreign
                 currency related transactions                                 (56,273)
                                                                         --------------
                    Net unrealized gain                                     25,747,690
                                                                         --------------
         Net realized and unrealized gain                                   40,970,654
                                                                         --------------
Net increase in net assets resulting from operations                    $   41,009,810
                                                                         ==============

8             See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                               August 31, 1999          Year Ended
                                                                 (Unaudited)         February 28, 1999
                                                             ------------------     -------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                  $           39,156     $          767,337
     Net realized gain (loss)                                       15,222,964            (10,861,319)
     Change in net unrealized appreciation (depreciation)           25,747,690            (15,400,922)
                                                             ------------------     ------------------
     Net increase (decrease) in net assets resulting
         from operations                                            41,009,810            (25,494,904)
                                                             ------------------     ------------------

Distributions to shareholders from:
     Net investment income - Class III                                (220,569)              (877,511)
     In excess of net investment income - Class III                          -               (673,683)
                                                             ------------------     ------------------
                                                                      (220,569)            (1,551,194)
                                                             ------------------     ------------------


Net share transactions - Class III (Note 5)                          2,635,332             64,289,234
                                                             ------------------     ------------------


     Total increase in net assets                                   43,424,573             37,243,136

Net assets:
     Beginning of period                                            77,404,021             40,160,885
                                                             ------------------     ------------------

     End of period (including distributions in excess
         of net investment income of $23,638 and
         accumulated undistributed net investment
         income of $157,775, respectively)                  $      120,828,594     $       77,404,021
                                                             ==================     ==================

              See accompanying notes to the financial statements.              9

GMO Asia Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                     Six Months Ended                          Period from February 18, 1998
                                                      August 31, 1999         Year Ended        (commencement of operations)
                                                        (Unaudited)        February 28, 1999        to February 28, 1998
                                                      ---------------       ---------------       -----------------------
Net asset value, beginning of period                 $          7.67       $         10.44       $                 10.00
                                                      ---------------       ---------------       -----------------------

Income (loss) from investment operations:
  Net investment income                                         0.00  (b) **          0.08  (b)                     0.01  (b)
  Net realized and unrealized gain (loss)                       4.40                 (2.69)                         0.43
                                                      ---------------       ---------------       -----------------------

    Total from investment operations                            4.40                 (2.61)                         0.44
                                                      ---------------       ---------------       -----------------------

Less distributions to shareholders from:
  Net investment income                                        (0.02)                (0.08)                            -
  In excess of net investment income                               -                 (0.08)                            -
                                                      ---------------       ---------------       -----------------------
                                                               (0.02)                (0.16)                            -
                                                      ---------------       ---------------       -----------------------

Net asset value, end of period                       $         12.05       $          7.67       $                 10.44
                                                      ===============       ===============       =======================

Total Return (a)                                              57.25%               (25.03%)                        4.40%

Ratios/Supplemental Data:

        Net assets, end of period (000's)            $       120,829       $        77,404       $                40,161
        Net expenses to average daily
            net assets                                         1.17%  *              1.26%                         2.52%  *
        Net investment income to
            average daily net assets                           0.07%  *              1.04%                         2.86%  *
        Portfolio turnover rate                                 122%                   61%                            1%
        Fees and expenses voluntarily
            waived or borne by the
            Manager consisted of the
              following per share
              amounts:                               $         0.00  +              $0.02       $                  0.01


*    Annualized
**   The net investment income per share was $0.004.
+ Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.
(a) Calculation excludes subscription and redemption fees. The total return would have been lower had certain expenses not been waived during the periods shown.
(b)  Computed using average shares outstanding throughout the period.

10            See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Asia Fund (the "Fund"), which commenced operations on February 18, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Asia Fund seeks high total return through investment in equity securities traded in the Asian securities markets. The Fund's current benchmark is the GMO Asia 7 Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 1999.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Futures contracts
     The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian and agency, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 1999, there were no outstanding futures contracts.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreements as of August 31, 1999.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund did not have any securities on loan.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded an accrual in the amount of $3,172 for potential capital gains and repatriation taxes at August 31, 1999. The accrual for capital gains and repatriation taxes is included in net realized and unrealized gain in the Statement of Operations.

     Effective February 4, 1999, the Malaysian government imposed levies on the repatriation by foreigners of proceeds from the sale of Malaysian securities. Funds invested in Malaysia prior to February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, were subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $698,383 for potential repatriation tax on principal invested prior to February 15, 1999. Effective September 1, 1999, the Malaysian government exempted funds invested prior to February 15, 1999 from all levies, and such funds may now be freely repatriated. Accordingly, effective September 1, 1999 no accrual for potential Malaysian repatriation taxes is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is 1.20% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased," respectively, as summarized in Note 5. For the six months ended August 31, 1999, the Fund received $124,456 in purchase premiums and $13,873 in redemption fees. There is no premium for reinvested distributions. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. A purchase premium of up to .20% may be charged on certain in-kind transactions.

     Investment risk
     Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of 1.00% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceeded .81% of average daily net assets.

     The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $458. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the six months ended August 31, 1999, cost of purchases and proceeds from sales of investments, other than short term obligations, were as follows:


                                              Purchases              Proceeds
                                              ---------              --------
         U.S. Government Securities         $  1,545,675          $          -

         Investments (non-U.S. Government    119,887,330           132,203,749
         securities)

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                        Gross Unrealized    Gross Unrealized     Net Unrealized
      Aggregate Cost      Appreciation        Depreciation        Appreciation
     ----------------  ------------------  ------------------   ----------------
       $105,589,069        $18,698,024         $8,123,920         $10,574,104

4.   Principal shareholders

     At August 31, 1999, 73.9% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                   Six Months Ended                        Year Ended
                                    August 31, 1999                    February 28, 1999
                             -------------------------------    -------------------------------
     Class III:                  Shares           Amount            Shares           Amount
                             --------------   --------------    --------------   --------------
     Shares sold                    870,684   $   10,371,352         6,185,511   $   63,691,637

     Shares issued to
     shareholders in
     reinvestment of
     distributions                    8,920          121,402           113,130          916,087

     Shares repurchased            (946,068)      (7,857,422)          (49,533)        (318,490)
                             --------------   --------------    --------------   --------------
     Net increase (decrease)        (66,464)  $    2,635,332         6,249,108   $   64,289,234
                             ==============   ==============    ==============   ==============

GMO Asia Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

6. Financial instruments

A summary of outstanding financial instruments at August 31, 1999 is as follows:

   Swap agreements

  Notional     Expiration                                        Net Unrealized
  Amount          Date               Description                  Appreciation
------------   ---------- -------------------------------------- --------------
$  2,198,336    3/02/00   Agreement with Indosuez W.I. Carr Ltd. $     541,771
                          Dated 3/02/99 to receive (pay) the
                          notional amount multiplied by the
                          return on the Thailand SET Index and
                          to pay the notional amount multiplied
                          by 6 month LIBOR adjusted by a
                          specified spread.


   1,448,969    3/03/00   Agreement with Indosuez W.I. Carr Ltd.       346,293
                          Dated 3/03/99 to receive (pay) the
                          notional amount multiplied by the
                          return on the Thailand SET Index and
                          to pay the notional amount multiplied
                          by 6 month LIBOR adjusted by a
                          specified spread.                      --------------
                                                                 $     888,064
                                                                 ==============

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

  Shares        Description                                                 Value ($)
------------------------------------------------------------------------------------------
                COMMON STOCKS - 93.8%
                Australia - 4.9%
        9,700   Amcor Ltd                                                          50,463
        6,000   Australia and New Zealand Banking Group Ltd                        38,955
        7,500   Bank of Western Australia                                          16,391
       99,200   Boral Ltd                                                         151,693
        6,200   Broken Hill Proprietary Ltd                                        66,563
       30,100   Burswood Ltd                                                       17,069
        1,600   Coca Cola Amatil Ltd                                                5,767
        7,500   Commonwealth Bank of Australia                                    117,822
        4,700   Consolidated Rutile Ltd *                                           2,036
       28,200   CSR Ltd                                                            71,871
       53,300   Email Ltd                                                          95,088
      102,200   MIM Holdings Ltd                                                   80,094
       71,100   National Australia Bank Ltd                                     1,073,189
       17,000   News Corp Ltd                                                     124,021
        2,800   Normandy NFM Ltd                                                    5,388
       21,800   North Broken Hill Peko Ltd                                         48,059
        5,000   OPSM Protector Ltd                                                  8,410
       16,000   Pioneer International Ltd                                          40,778
       39,300   PMP Communications Ltd                                             68,359
        1,654   Publishing & Broadcasting Ltd                                       9,716
       98,500   QCT Resources Ltd                                                  65,897
       82,900   Resolute Ltd                                                       30,107
       81,100   Santos Ltd                                                        241,829
      120,000   Schroders Property                                                194,203
      283,300   Telstra Corporation                                             1,471,112
        1,700   Weston (George) Foods Ltd                                           7,257
                                                                         -----------------
                                                                                4,102,137
                                                                         -----------------
                Austria - 0.6%
          300   Austria Tabakwerke AG                                              16,351
        1,000   Boehler Uddeholm (Bearer)                                          48,049
          200   Brau Union AG                                                       9,601
          150   Oesterreichische Brau Beteiligungs AG                               6,845
        4,400   Oesterreichische Laenderbank AG                                   233,537
        7,000   Voest-Alpine Stahl AG                                             228,467
                                                                         -----------------
                                                                                  542,850
                                                                         -----------------
                Belgium - 0.6%
        2,900   Arbed SA                                                          289,465
        2,400   Compagnie Benelux Paribas SA                                      150,833
        2,200   Compagnie Maritime Belge SA                                        93,415
                                                                         -----------------
                                                                                  533,713
                                                                         -----------------

              See accompanying notes to the financial statements.              1

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


  Shares        Description                                                 Value ($)
------------------------------------------------------------------------------------------
                Brazil - 0.6%
        2,940   Embratel Participacoes SA ADR                                      31,421
    4,000,000   Metalurgica Gerdau SA                                              83,663
        9,700   Tele Centro Oeste Celular ADR                                      32,738
          970   Tele Centro Sul Participacoes ADR                                  53,047
        1,000   Tele Leste Celular Participacoes ADR *                             25,750
        1,649   Tele Nordeste Celular Participacoes ADR                            41,019
        3,020   Tele Norte Leste Participacoes ADR                                 48,320
          530   Telesp Celular Participacoes SA ADR                                12,256
        1,100   Telesp Participacoes SA ADR *                                      17,944
        4,080   Unibanco GDR                                                       71,400
       41,500   Usinas Sider de Minas Gerais SA                                    64,776
                                                                         -----------------
                                                                                  482,334
                                                                         -----------------
                China - 0.1%
       16,000   China Telecom Ltd Class H *                                        49,658
                                                                         -----------------

                Denmark - 0.4%
        1,200   Aarhus Oliefabrik Class A                                          31,538
          100   Codan Forsikring                                                    9,802
          200   DFDS AS                                                           133,540
           80   Kapital Holding AS                                                  2,841
        4,300   Korn-OG Foderstofkomp                                              97,740
        1,175   Unidanmark AS Class A (Registered)                                 77,119
                                                                         -----------------
                                                                                  352,580
                                                                         -----------------
                Finland - 0.7%
       24,900   Finnair Class A                                                   124,928
       19,100   Kemira OY                                                         108,538
       39,200   Rautaruukki OY                                                    281,554
        3,300   Stora Enso OY Class A                                              44,965
                                                                         -----------------
                                                                                  559,985
                                                                         -----------------
                France - 9.4%
          300   Axa SA                                                             37,328
        1,630   Banque Nationale de Paris                                         124,650
        3,330   Banque Paribas Class A                                            354,193
          320   Bongrain                                                          122,018
        2,000   Brocacef Holding                                                   32,744
           38   Cap Gemini SA                                                       6,522
        4,440   Chargeurs International SA                                        264,971
        2,170   Christian Dior                                                    348,394
           40   Colas SA                                                            7,795
          405   Compagnie Generale d'Industrie et de Participations                20,020

2             See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


  Shares        Description                                                 Value ($)
------------------------------------------------------------------------------------------
                France - continued
        5,970   Compagnie Parisienne de Reescompte                                271,150
          820   Credit Local de France SA                                         106,793
        1,880   Credit National                                                   126,889
          100   Damart SA                                                           8,239
        2,440   Eiffage SA                                                        178,346
          910   Elf Gabon                                                          95,446
        8,000   Eramet                                                            409,656
        3,440   Eridania Beghin-Say SA                                            454,914
        3,540   Esso S.A.F.                                                       294,830
        5,300   France Telecom SA                                                 412,582
           10   Fromageries Bel SA                                                  8,376
        4,945   Gaz Et Eaux                                                       254,107
           10   Guyenne Et Gascogne                                                 5,434
        1,480   Imetal                                                            235,738
       13,100   Michelin SA Class B                                               567,450
           40   Nord-Est                                                            1,077
       14,700   Pechiney SA Class A                                               855,531
          850   Pernod Ricard                                                      65,181
        1,400   Renault SA                                                         75,416
        3,500   Saint-Gobain                                                      676,528
        4,400   Sommer Allibert                                                   119,952
        3,590   Sylea (Bearer)                                                    219,553
       57,290   Usinor Sacilor                                                    886,509
        5,920   Vallourec                                                         237,677
                                                                         -----------------
                                                                                7,886,009
                                                                         -----------------
                Germany - 6.1%
       62,300   Bankgesellschaft Berlin AG                                      1,108,146
       17,950   BASF AG                                                           813,371
        2,700   Bayer AG                                                          117,355
        1,150   Bilfinger & Berger                                                 27,695
       14,100   DaimlerChrysler AG                                              1,063,369
       14,000   Deutsche Telekom AG                                               619,596
          200   Escada AG                                                          25,984
        9,400   FAG Kugelfischer                                                   98,791
          800   Heidelberg Port-Zement                                             80,698
        8,800   IWKA AG                                                           162,663
          100   Leirheit AG                                                         3,116
        1,600   Schmalbach-Lubeca                                                 219,193
       10,800   SKW Trostberg AG                                                  246,402
          150   Suedzucker AG                                                      60,967

              See accompanying notes to the financial statements.             3

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


  Shares        Description                                                 Value ($)
------------------------------------------------------------------------------------------
                Germany - continued
       20,200   Thyssen Krupp AG *                                                471,531
            6   Walter Bau AG                                                         602
                                                                         -----------------
                                                                                5,119,479
                                                                         -----------------
                Hong Kong -3.9%
      115,000   Amoy Properties Ltd                                               113,295
       71,000   Chinese Estates Holdings Ltd                                       11,612
      104,000   Goldlion Holdings Ltd                                              18,483
       54,000   Hang Lung Development Co Ltd                                       61,892
        4,000   Hang Seng Bank                                                     45,202
       10,000   Henderson Land Development Co Ltd                                  52,800
       20,000   Hong Kong Land Holdings                                            29,600
          215   Hong Kong Telecommunications                                          487
        9,000   Hutchison Whampoa                                                  87,796
      228,000   Jardine International Motor Holdings Ltd                          140,203
      235,800   Jardine Matheson Holdings Ltd                                   1,127,124
      417,000   Jardine Strategic Holdings Ltd                                    959,100
      226,000   Kumagai Gumi Ltd                                                  110,597
       50,000   Mandarin Oriental ADR                                              33,750
       55,000   New Asia Realty & Trust Class A                                    87,828
      274,000   Oriental Press Group                                               35,286
      566,000   Regal Hotels International Ltd                                     60,499
      150,000   San Miguel Brewery Ltd                                             25,112
       84,000   Sime Darby                                                         32,453
          212   Sino Land                                                             106
       18,000   Swire Pacific Ltd Class A                                          92,722
      107,000   Tai Cheung Holdings Ltd                                            26,181
      111,000   Wheelock and Co Ltd                                               143,661
                                                                         -----------------
                                                                                3,295,789
                                                                         -----------------
                Hungary - 0.2%
        7,300   Danubius Hotel & Spa *                                            151,906
                                                                         -----------------

                India - 0.1%
       10,000   Indian Rayon & Industries GDR                                      45,250
       30,000   Indo Gulf Fertilizers GDR                                          49,500
                                                                         -----------------
                                                                                   94,750
                                                                         -----------------


4             See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


  Shares        Description                                                 Value ($)
------------------------------------------------------------------------------------------
                Indonesia - 0.1%
       50,000   Astra International *                                              17,590
      350,000   Matahari Putra Prima Tbk *                                         35,342
       88,000   PT Daya Guna Samudera *                                            35,544
       28,000   PT Indofood Sukses Makmur Tbk *                                    29,915
                                                                         -----------------
                                                                                  118,391
                                                                         -----------------
                Ireland - 0.0%
       29,100   Crean (James)                                                      13,832
       29,100   Oakhill Group Plc *                                                15,368
                                                                         -----------------
                                                                                   29,200
                                                                         -----------------
                Italy - 3.9%
        3,000   Banco Ambrosiano Veneto SPA (Non Convertible)                       6,084
        4,000   Burgo (Cartiere) SPA                                               29,195
       13,000   Caffaro                                                            13,319
       14,700   Danieli & Co Di Risp (Non Convertible)                             45,960
      221,000   ENI SPA                                                         1,328,224
        7,540   Fiat SPA                                                          120,895
        3,800   Fila Holding SPA ADR                                               45,838
       46,600   IFIL-Finanz di Part SPA                                           199,838
        5,750   Luxottica Group ADR                                                95,594
       10,000   Pirelli & Co                                                       19,435
        2,000   Pirelli & Co di Risp                                                2,979
          280   Reno de Medici SPA                                                    929
        1,000   Rinascente                                                          4,383
        5,090   San Paolo IMI SPA                                                  68,333
        4,000   Sirti SPA                                                          20,660
        5,000   Sorin Biomedica SPA                                                15,421
      218,000   Telecom Italia Mobile SPA                                       1,268,746
        2,000   Unicem Di Risp                                                      8,894
                                                                         -----------------
                                                                                3,294,727
                                                                         -----------------
                Japan - 20.7%
        3,000   77 Bank Ltd                                                        29,304
       43,000   Aida Engineering                                                  195,695
       20,300   Aoki International                                                 92,757
       18,000   Atsugi Nylon Industrial                                            20,849
        9,000   Bandai Co                                                         143,645
      103,000   Bank Of Tokyo-Mitsubishi                                        1,535,911
      226,000   Cosmo Oil Co Ltd                                                  412,240
      149,000   Daido Steel Co Ltd                                                258,197
        4,000   Dainippon Pharmaceutical Co Ltd                                    24,588
       51,000   Daio Paper Corp                                                   354,900
        3,000   Daito Trust Construction Co Ltd                                    38,989

             See accompanying notes to the financial statements.              5

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


  Shares        Description                                                 Value ($)
------------------------------------------------------------------------------------------
                Japan - continued
        7,000   Dowa Mining Co                                                     17,876
        3,000   Ezaki Glico Co Ltd                                                 16,444
        1,000   Fanuc Co                                                           60,194
       18,000   Fuji Bank                                                         185,508
       26,000   Fukuyama Transporting Co Ltd                                      149,391
       87,000   Furukawa Co Ltd                                                   134,890
        4,000   Heiwa Corp                                                        121,118
       21,000   Hitachi Ltd                                                       212,787
       59,000   Hitachi Metals Ltd                                                403,575
       19,000   Hokuriku Bank                                                      38,296
       14,000   Honda Motor Co Ltd                                                561,813
       16,000   Itoham Foods Inc                                                   62,748
        9,000   Izumiya Co Ltd                                                     83,314
       42,000   JACCS Co                                                          184,249
       13,000   Japan Radio Co                                                    149,747
        2,000   Joshin Denki Co Ltd                                                 7,424
       20,000   Kamigumi Co Ltd                                                   120,389
       28,000   Kandenko Co                                                       165,735
       44,000   Kansai Paint Co                                                   120,790
        6,000   Kawasaki Heavy Industries Ltd                                      13,681
        1,000   Kissei Pharmaceutical Co Ltd                                       19,609
        1,000   Kokusai Denshin Denwa                                              77,979
       78,000   Konica Corp                                                       313,722
       18,000   Kubota Corp                                                        56,802
       98,000   Kurabo Industries Ltd                                             120,662
       37,000   Kyudenko Corp                                                     186,611
        1,000   Kyushu Electric Power Co Inc                                       15,961
       31,000   Maeda Road Construction                                           199,325
      124,000   Marubeni Corp                                                     292,909
       16,000   Matsushita Electric Industrial Co Ltd                             315,199
        7,000   Meiji Milk Products                                                26,303
       65,000   Meiji Seika Kaisha Ltd                                            486,114
       34,000   Misawa Homes                                                      131,789
       32,000   Mitsubishi Belting                                                 86,972
       11,000   Mitsubishi Corp                                                    91,395
       22,000   Mitsubishi Heavy Industries                                        95,709
      140,000   Mitsubishi Material                                               394,546
       68,000   Mitsubishi Paper Mills Ltd                                        122,176
       28,000   Mitsui OSK Lines Ltd                                               53,628

6             See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


  Shares        Description                                                 Value ($)
------------------------------------------------------------------------------------------
                Japan - continued
       14,000   Mitsui Trust & Banking Co Ltd                                      28,857
       52,000   Mizuno Corporation                                                172,156
        1,000   MOS Food Services                                                  15,678
       22,000   Nachi Fujikoshi Co                                                 37,320
       65,000   Nagase & Co                                                       311,232
        6,000   Nichirei                                                           16,417
        2,000   Nintendo Co Ltd                                                   346,573
       76,000   Nippon Beet Sugar                                                 138,629
        6,000   Nippon Express Co Ltd                                              45,802
        5,000   Nippon Flour Mills Co Ltd                                          14,000
       49,000   Nippon Hodo Co                                                    313,275
       26,000   Nippon Oil Co Ltd                                                 115,008
       95,000   Nippon Paint Co                                                   242,601
       14,000   Nippon Shinpan Co                                                  48,520
      124,000   Nippon Suisan Kaisha Ltd                                          243,148
       39,000   Nippon Synthetic Chemical                                          86,078
        3,000   Nisshin Oil Mills Ltd                                              11,875
      287,000   Nisshin Steel Co Ltd                                              408,336
      437,000   NKK Corp                                                          406,530
       96,000   NOF Corp                                                          233,773
       35,000   Okumura Corp                                                      132,473
       95,000   Onoda Cement Co Ltd                                               248,666
      125,000   Orient Corp                                                       362,534
        1,000   Orix Corp                                                          96,128
        1,000   Rohm Co Ltd                                                       198,823
        9,000   Ryosan Co                                                         230,653
        5,000   Sankyo Co Ltd                                                     139,085
       22,000   Sanyo Electric Company                                             95,308
       59,000   Seino Transportation Co Ltd                                       375,594
       39,000   Sekisui Chemical                                                  216,973
        5,000   Sekisui House Ltd                                                  53,673
        1,000   Seven-Eleven Japan Co                                              72,689
        1,000   Seven-Eleven Japan Co (New Shares)                                 73,419
        3,000   Shikoku Electric Power                                             48,155
        6,000   Shionogi and Co Ltd                                                51,439
        7,000   Showa Shell Sekiyu                                                 47,116
        8,000   Snow Brand Milk Products Co Ltd                                    36,554
        4,000   Stanley Electric Co Ltd                                            16,927
        5,000   Sumitomo Corp                                                      35,569

             See accompanying notes to the financial statements.              7

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


  Shares        Description                                                 Value ($)
------------------------------------------------------------------------------------------
                Japan - continued
       10,000   Sumitomo Osaka Cement Co Ltd                                       18,879
        2,000   Suzuki Motor Corp                                                  33,745
        2,000   Takara Standard Co                                                 12,714
        3,000   Takeda Chemical Industries Ltd                                    150,486
       69,000   Tanabe Seiyaku Co Ltd                                             463,168
       62,000   Tekken Construction                                               102,914
       50,000   TOA Corp                                                           87,099
       88,000   Toagosei Co Ltd                                                   178,978
       97,000   Tobishima Corp *                                                   77,851
       13,000   Tokyo Gas Co                                                       32,012
      117,000   Tokyo Ink Manufacturing Co Ltd                                    259,300
       25,000   Toshiba Tungaloy Co Ltd                                            76,839
        4,000   Toyo Seikan Kaisha                                                 93,028
        3,000   Toyo Suisan Kaisha                                                 32,833
       30,000   Toyobo Co Ltd                                                      47,882
       17,000   Toyota Motor Corp                                                 500,798
       14,000   Uniden Corp                                                       150,796
        5,000   Yakult Honsha Co Ltd                                               72,507
        6,000   Yamaha Motor Co                                                    53,901
       17,000   Yodogawa Steel Works                                               75,507
       33,000   Yokogawa Bridge Corp                                              114,971
        9,000   Yokohama Rubber Co                                                 23,394
                                                                         -----------------
                                                                               17,431,643
                                                                         -----------------
                Korea - 1.1%
          470   Cheil Jedang Corp                                                  37,226
          900   Chosun Brewery Co Ltd                                              28,132
        3,300   Dongwon Securities                                                 80,508
        8,150   Housing & Commercial Bank                                         190,546
        4,938   Hyundai Industrial Development                                     76,967
        4,200   Kookmin Bank                                                       58,704
        1,100   Korea Electric Power Corp                                          41,000
        7,500   Korea Electric Terminal Co                                         85,451
          190   Lotte Confectionery Co                                             26,235
        2,100   Pacific Chemical Corp                                              52,300
          660   Pohang Iron & Steel                                                89,219
          183   Samsung Electronics                                                34,724
          550   Shinsegae Department Store                                         43,283
           45   SK Telecom                                                         45,019
        3,780   SK Telecom ADR                                                     42,761
                                                                         -----------------
                                                                                  932,075
                                                                         -----------------


8             See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

  Shares        Description                                                   Value ($)
------------------------------------------------------------------------------------------
                Malaysia - 2.9%
       20,000   Berjaya Group Berhad                                                5,842
        2,000   Cement Industries of Malaysia Berhad                                1,737
       15,000   Edaran Otomobil Berhad                                             55,263
       19,000   Genting Berhad                                                     70,000
        6,000   Golden Hope Plantations Berhad                                      4,926
      125,000   IJM Corp Berhad Class A                                           100,658
       22,000   Malayan Banking Berhad                                             72,368
        1,000   Oriental Holdings Berhad                                            2,197
    6,990,000   Tan Chong International Ltd                                     1,935,378
       93,000   Tan Chong Motor Holdings Berhad                                    55,311
       70,000   YTL Corp                                                          142,763
                                                                         -----------------
                                                                                2,446,443
                                                                         -----------------
                Mexico - 0.1%
       13,000   Grupo Industrial Bimbo Class A                                     27,333
          660   Grupo Televisa SA GDR *                                            24,008
        2,650   TV Azteca SA ADR                                                   13,416
                                                                         -----------------
                                                                                   64,757
                                                                         -----------------
                Netherlands - 3.7%
        5,400   Boskalis Westminster CVA                                           93,827
          880   Buhrmann NV Maastricht                                             15,523
        2,800   DSM NV (Bearer)                                                   329,318
        1,200   Gamma Holdings NV                                                  55,136
        7,400   Hollandsche Beton Groep NV                                         87,542
        8,000   Hoogovens & Staalf CVA                                            462,638
        3,700   KLM-Koninklijke Luchtvaart Mij                                    101,611
        4,900   Kon Bolswessanen                                                   60,037
        2,700   Koninklijke KPN NV                                                120,920
        2,600   Koninklijke Pakhoed                                                66,871
        1,200   Koninklijke Ten Cate                                               41,194
        6,600   Nedlloyd                                                          188,224
       22,100   Royal Dutch Petroleum                                           1,358,570
        3,100   Stork NV                                                           66,961
          600   Van Ommeren (Koninklijke) (Participating Certificate)              20,597
          400   Wereldhave NV                                                      19,667
                                                                         -----------------
                                                                                3,088,636
                                                                         -----------------
                New Zealand - 0.5%
       83,000   Air New Zealand Class B                                           150,189
      200,000   Brierley Investment Ltd *                                          47,564
      105,400   Fletcher Challenge Buildings                                      146,038
       10,000   Telecom Corp of New Zealand                                        44,824

              See accompanying notes to the financial statements.              9

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

  Shares        Description                                                  Value ($)
------------------------------------------------------------------------------------------
                New Zealand - continued
      165,000   Trans Tasman Properties Ltd                                        26,445
       19,000   Tranz Rail Holdings Ltd                                            30,353
                                                                         -----------------
                                                                                  445,413
                                                                         -----------------
                Norway - 0.5%
       93,100   Christiania Bank OG Kreditkasse                                   395,060
        6,500   Den Norske Bank Class A                                            25,925
                                                                         -----------------
                                                                                  420,985
                                                                         -----------------
                Portugal - 1.0%
          570   Cimpor-Cimentos de Portugal SGPS SA (Registered)                    9,735
          342   Cimpor-Cimentos de Portugal SGPS SA (New Shares)                    5,841
       43,200   Electricidade de Portugal                                         730,080
        1,400   Inapa-Invest Particip Gesta                                        12,821
        5,000   Mota & Co SA                                                       56,509
        2,800   Portucel Industrial Empresa                                        18,928
          500   Salvador Caetano                                                   10,298
                                                                         -----------------
                                                                                  844,212
                                                                         -----------------
                Russia - 0.1%
        2,000   Lukoil Holding Co ADR                                              59,000
                                                                         -----------------

                Singapore - 3.7%
      399,900   Asia Food & Properties Ltd *                                      233,942
      105,000   Chuan Hup Holdings Ltd                                             88,523
        1,500   Creative Technology Ltd                                            14,873
       17,000   Cycle & Carriage Ltd                                               95,886
          652   DBS Bank Ltd                                                        7,471
        4,000   Development Bank of Singapore (Foreign Registered)                 45,835
       43,500   Fraser & Neave                                                    165,291
    1,018,000   Goldtron *                                                        160,167
       74,000   Hai Sun Hup Group Ltd                                              32,951
      100,000   Haw Par Brothers International Ltd                                166,241
      278,500   Hotel Properties Ltd                                              256,293
       66,900   Inchcape Berhad                                                    90,561
       15,000   Overseas Chinese Banking (Foreign Registered)                     105,088
       14,300   Overseas Union Bank Ltd (Foreign Registered)                       74,714
       31,700   Singapore Airlines Ltd (Foreign Registered)                       297,370
      456,100   Singapore Telecom                                                 809,677
      241,400   Straits Trading Co Ltd                                            286,647
        9,100   Times Publishing Ltd                                               17,829

10            See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

  Shares        Description                                                   Value ($)
------------------------------------------------------------------------------------------
                Singapore - continued
       18,000   United Overseas Bank (Foreign Registered)                         133,587
      208,000   Van Der Horst Ltd *                                                57,424
                                                                         -----------------
                                                                                3,140,370
                                                                         -----------------
                Spain - 2.9%
       44,700   Aceralia SA                                                       611,898
        9,100   Acerinox SA                                                       301,428
        3,000   Banco Bilbao Vizcaya SA                                            39,990
        3,100   Cristaleria Espanola SA                                           156,843
          100   Empresa Nacional de Celulosas SA                                    2,007
       20,414   Endesa                                                            409,683
        2,000   Europistas Concesionaria Espanola SA *                             15,020
          200   Fabricacion de Automoviles Renault de Espana SA                     7,542
        6,600   FENOSA SA                                                          94,112
       16,000   Hidro Cantabrico                                                  226,291
       17,400   Repsol SA                                                         364,451
        8,700   Tableros Defibras Class B                                          98,786
                                                                         -----------------
                                                                                2,328,051
                                                                         -----------------
                Sweden - 1.3%
        2,800   Mo Och Domsjo AB Class B                                           85,434
        6,400   Skanska AB Class B                                                250,297
       18,900   Ssab Swedish Steel Class A                                        263,167
        9,700   Ssab Swedish Steel Class B                                        132,716
        1,600   Svenska Cellulosa Class B                                          46,495
       32,800   Trelleborg AB Class B                                             293,885
                                                                         -----------------
                                                                                1,071,994
                                                                         -----------------
                Switzerland - 2.9%
          200   Bobst AG (Registered)                                             119,464
          110   Bobst SA (Bearer)                                                 131,410
          100   Financiere Richemont AG Class A                                   190,086
           60   Hilti AG (Participating Certificate)                               40,987
          200   Merkur Holding AG (Registered)                                     50,426
          160   Nestle AG (Registered)                                            315,755
          200   Novartis AG (Registered)                                          287,770
          420   Pargesa Holdings SA (Bearer)                                      665,303
          500   Rieter Holdings AG (Registered)                                   315,161
          400   Sika Finanz AG (Bearer)                                           120,520
           50   Societe Generale de Surveillance Holding SA (Registered)           13,365
          160   Swatch Group AG (Bearer)                                          117,642
           20   Swiss Reinsurance (Bearer)                                         39,007
                                                                         -----------------
                                                                                2,406,896
                                                                         -----------------

              See accompanying notes to the financial statements.             11

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

  Shares        Description                                                   Value ($)
------------------------------------------------------------------------------------------
                Thailand - 0.1%
       24,000   Bangkok Bank Pcl (Foreign Registered) *                            61,009
       50,000   Quality House Co Ltd *                                             20,806
                                                                         -----------------
                                                                                   81,815
                                                                         -----------------
                United Kingdom - 20.7%
       19,100   Anglian Water Plc                                                 227,268
       78,200   Arjo Wiggins Appleton Plc                                         272,231
        5,649   AstraZeneca Plc                                                   220,926
       30,000   Bass Plc                                                          403,515
       29,800   Beazer Holmes Plc                                                  88,407
       18,000   Berkley Group                                                     227,927
       48,900   BICC Group                                                         88,850
       75,900   Billiton Plc                                                      309,075
       34,324   British Airways Plc                                               224,766
       21,100   British Petroleum Co Plc                                          391,865
      263,100   British Steel Plc                                                 690,632
       26,300   British Telecom Plc                                               403,015
       61,295   BTR Siebe Plc                                                     312,926
       17,200   Christian Salvesen Plc                                             36,922
       69,200   Coats Viyella                                                      58,695
       48,200   Courtaulds Textiles Plc                                           130,980
       68,800   Delta Plc                                                         180,875
      234,165   Elementis Plc                                                     440,535
       32,400   Glynwed International                                             122,690
      284,400   Greenalls Group Plc                                             1,721,738
          700   Hambros Plc Class A * (a)                                           2,026
       23,400   Hepworth Plc                                                       85,787
       17,400   HSBC Holdings Plc                                                 215,293
        4,500   Hyder Plc                                                          40,665
       41,900   Inchcape Plc                                                      261,071
       16,500   Johnson Matthey                                                   162,503
       41,000   Laird Group                                                       201,404
       40,000   Lonrho Plc                                                        366,613
      290,800   MFI Furniture Group                                               219,768
        7,200   Morgan Crucible                                                    36,063
       11,000   National Power                                                     78,267
        4,300   National Westminster Bank                                          88,432
       47,100   Northern Foods Plc                                                 99,591
      227,200   Pilkington                                                        394,552
       27,100   Powergen Plc                                                      270,821
       18,000   Rank Group Plc                                                     74,746

12            See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

  Shares        Description                                                   Value ($)
------------------------------------------------------------------------------------------
                United Kingdom - continued
       40,400   Rexam Plc                                                         190,661
        3,300   RMC Group                                                          54,097
       66,800   Royal & Sun Alliance Insurance Group                              556,382
       12,300   Rugby Group                                                        21,854
       12,700   Safeway Plc                                                        52,686
       28,300   Scottish Power Plc                                                260,516
        6,100   Severn Trent Plc                                                   88,767
        8,300   Signet Group Plc                                                    7,073
      119,100   Smithkline Beecham Plc                                          1,552,163
       74,891   Smiths Industries Plc                                           1,121,721
        3,200   Somerfield Plc                                                     11,937
       20,200   Storehouse Plc                                                     37,190
        5,892   Sun Life & Province Holding                                        45,452
        7,400   Tate & Lyle                                                        47,952
       27,100   Taylor Woodrow Plc                                                 80,397
        7,700   Tesco                                                              22,812
        7,316   Thames Water Plc                                                  105,168
       28,200   Thistle Hotels Plc                                                 77,312
      414,100   TI Group Plc                                                    3,340,913
        1,900   Unigate                                                            11,640
       10,714   Unilever Plc                                                      101,126
        3,200   United Biscuits Plc                                                 9,982
       13,800   United Utilities                                                  163,871
       21,600   Vickers Plc                                                        61,475
        4,000   Vodafone Group Plc                                                 80,655
       37,800   Wilson (Connolly) Holdings                                        107,885
       14,000   Wimpey (George)                                                    34,217
       27,800   Yorkshire Water                                                   183,721
                                                                         -----------------
                                                                               17,581,065
                                                                         -----------------

                TOTAL COMMON STOCKS (Cost $74,585,919)                         78,956,863
                                                                         -----------------

                PREFERRED STOCKS - 2.1%
                Brazil - 0.2%
    3,000,000   Cemig                                                              46,202
      174,000   Itaubanco SA (Registered)                                          80,572
                                                                         -----------------
                                                                                  126,774
                                                                         -----------------
                Germany - 1.3%
        6,300   Draegerwerk AG                                                     66,011
       12,000   Dyckerhoff AG (Non Voting)                                        405,600

              See accompanying notes to the financial statements.             13

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

   Shares/
  Par Value     Description                                                   Value ($)
------------------------------------------------------------------------------------------
                Germany - continued
          200   Escada AG                                                          27,674
        3,200   Krones AG                                                         105,118
       11,300   MAN AG                                                            244,084
        1,700   Villeroy & Boch (Non-Voting)                                      159,811
          559   Walter Bau AG                                                      59,044
                                                                         -----------------
                                                                                1,067,342
                                                                         -----------------
                Italy - 0.5%
        1,000   Banca Nazionale dell'Agricoltura                                    1,310
       12,610   Fiat SPA                                                          197,925
        6,150   IFI-Istituto Finanziario Industries                               161,749
                                                                         -----------------
                                                                                  360,984
                                                                         -----------------
                Korea - 0.2%
        1,300   Samsung Electronics (Non Voting)                                  185,006
                                                                         -----------------


                TOTAL PREFERRED STOCKS (Cost $1,657,384)                        1,740,106
                                                                         -----------------

                CONVERTIBLE SECURITIES - 0.1%
                Poland - 0.1%
DEM 140,000     Elektrim SA, 2.00% due 5/30/04                                     90,729
                                                                         -----------------


                TOTAL CONVERTIBLE SECURITIES (Cost $96,905)                        90,729
                                                                         -----------------

                RIGHTS & WARRANTS - 0.0%
                Hong Kong - 0.0%
        5,100   Chinese Estates Holdings Ltd Warrants 11/24/00 *                      296
        5,100   Chinese Estates Holdings Ltd Warrants 11/24/99 *                      187
                                                                         -----------------
                                                                                      483
                                                                         -----------------
                Malaysia - 0.0%
       10,000   Berjaya Group Berhad Rights 12/31/49 *                              1,868
       17,500   YTL Corp Warrants 12/31/49 *                                       10,592
                                                                         -----------------
                                                                                   12,460
                                                                         -----------------

                TOTAL RIGHTS & WARRANTS (Cost $2,586)                              12,943
                                                                         -----------------

14            See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

 Par Value      Description                                                 Value ($)
------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.3%
                Cash Equivalents - 1.3%
$   1,100,000   First National Bank of Chicago Time
                Deposit, 5.50% due 9/01/99                                      1,100,000
                                                                         -----------------


                TOTAL SHORT-TERM INVESTMENTS (Cost $1,100,000)                  1,100,000
                                                                         -----------------

                TOTAL INVESTMENTS - 97.3%
                (Cost $77,442,794)                                             81,900,641

                Other Assets and Liabilities (net) -  2.7%                      2,301,266
                                                                         -----------------

                TOTAL NET ASSETS - 100.0%                               $      84,201,907
                                                                         =================

                Notes to the Schedule of Investments:

                ADR  American Depositary Receipt
                GDR Global Depository Receipt

                (a) Bankrupt issuer.

                *    Non-income producing security.

              See accompanying notes to the financial statements.             15

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)



                At August 31, 1999, industry sector diversification of the Fund's equity investments was as follows:

                Industry Sector


                Metals and Mining                            10.9%
                Conglomerates                                10.4
                Banking                                       8.6
                Telecommunications                            7.3
                Machinery                                     6.8
                Construction                                  6.3
                Oil and Gas                                   6.1
                Automotive                                    5.9
                Consumer Goods                                5.9
                Chemicals                                     4.7
                Services                                      4.5
                Health Care                                   3.5
                Utilities                                     3.1
                Transportation                                2.5
                Financial Services                            2.2
                Electronic Equipment                          1.6
                Paper and Allied Products                     1.6
                Textiles                                      1.1
                Retail Trade                                  1.0
                Real Estate                                   0.9
                Insurance                                     0.9
                Food and Beverage                             0.5
                Communications                                0.3
                Miscellaneous                                 3.4
                                                          -------
                                                            100.0%
                                                          =======

16            See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------------------------------
Assets:
     Investments, at value (cost $77,442,794) (Note 1)                           $           81,900,641
     Foreign currency, at value (cost $2,144,962) (Note 1)                                    2,193,502
     Cash                                                                                        68,906
     Dividends and interest receivable                                                          144,474
     Foreign withholding taxes receivable                                                        46,563
     Receivable for expenses waived or borne by Manager (Note 2)                                 12,315
                                                                                 ----------------------
         Total assets                                                                        84,366,401
                                                                                 ----------------------

Liabilities:
     Net payable for open forward foreign currency contracts                                     86,994
     Accrued capital gain and repatriation taxes payable (Note 1)                                 2,574
     Accrued Malaysian repatriation taxes (Note 1)                                                1,074
     Payable to affiliate for (Note 2):
         Management fee                                                                          38,461
         Shareholder service fee                                                                 10,684
     Accrued expenses                                                                            24,707
                                                                                 ----------------------
         Total liabilities                                                                      164,494
                                                                                 ----------------------

Net assets                                                                       $           84,201,907
                                                                                 ======================
Net assets consist of:
     Paid-in capital                                                             $           79,571,133
     Accumulated undistributed net investment income                                            619,101
     Accumulated net realized loss                                                             (405,219)
     Net unrealized appreciation                                                              4,416,892
                                                                                  ----------------------
                                                                                 $           84,201,907
                                                                                  ======================
Net assets attributable to:
     Class III Shares                                                            $           84,201,907
                                                                                  ======================

Shares outstanding:
     Class III                                                                                7,385,745
                                                                                  ======================

Net asset value per share:
     Class III                                                                   $                11.40
                                                                                  ======================

              See accompanying notes to the financial statements.             17

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $71,696)                       $          696,095
     Interest                                                                            44,966
                                                                              ------------------
         Total income                                                                   741,061
                                                                              ------------------
Expenses:
     Management fee (Note 2)                                                            117,306
     Custodian fees                                                                      48,300
     Audit fees                                                                          19,965
     Transfer agent fees                                                                 13,707
     Registration fees                                                                    1,365
     Legal fees                                                                             380
     Trustees fees (Note 2)                                                                 184
     Miscellaneous                                                                          555
     Fees waived or borne by Manager (Note 2)                                           (84,456)
                                                                              ------------------
                                                                                        117,306

     Shareholder service fee - Class III (Note 2)                                        32,585
                                                                              ------------------

         Net expenses                                                                   149,891
                                                                              ------------------
             Net investment income                                                      591,170
                                                                              ------------------

Realized and unrealized gain (loss):

         Net realized gain (loss) on:
             Investments                                                               (375,504)
             Foreign currency, forward contracts and foreign
                 currency related transactions                                           (6,500)
                                                                              ------------------
                 Net realized loss                                                     (382,004)
                                                                              ------------------

         Change in net unrealized appreciation (depreciation) on:
             Investments (Note 1)                                                     4,426,762
             Foreign currency, forward contracts and foreign
                 currency related transactions                                           38,797
                                                                              ------------------
                 Net unrealized gain                                                  4,465,559
                                                                              ------------------
         Net realized and unrealized gain                                             4,083,555
                                                                              ------------------
Net increase in net assets resulting from operations                         $        4,674,725
                                                                              ==================

18            See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------

                                                                   Six Months Ended          Period from July 29, 1998
                                                                    August 31, 1999        (commencement of operations)
                                                                     (Unaudited)             through February 28, 1999
                                                                  ------------------      -------------------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                       $             591,170         $              59,031
     Net realized loss                                                        (382,004)                      (44,913)
     Change in net unrealized appreciation (depreciation)                    4,465,559                       (48,667)
                                                                   --------------------          --------------------
     Net increase (decrease) in net assets resulting
               from operations                                               4,674,725                       (34,549)
                                                                   --------------------          --------------------
Distributions to shareholders from:
     Net investment income - Class III                                               -                       (58,701)
     In excess of net investment income - Class III                                  -                        (8,556)
                                                                   --------------------          --------------------
                                                                                     -                       (67,257)
                                                                   --------------------          --------------------

Net share transactions - Class III (Note 5)                                 60,998,109                    18,630,879
                                                                   --------------------          --------------------


     Total increase in net assets                                           65,672,834                    18,529,073


Net assets:
     Beginning of period                                                    18,529,073                             -
                                                                   --------------------          --------------------


     End of period (including accumulated
         undistributed net investment income of
         $619,101 and $27,931, respectively)                     $          84,201,907                    18,529,073
                                                                   ====================          ====================

              See accompanying notes to the financial statements.             19

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
-------------------------------------------------------------------------------------------------------------
                                                        Six Months Ended          Period from July 29, 1998
                                                         August 31, 1999         (commencement of operations)
                                                          (Unaudited)              through February 28, 1999
                                                       -----------------         -----------------------------

Net asset value, beginning of period                   $            9.71                $         10.00
                                                        ----------------                 --------------
Income (loss) from investment operations:
  Net investment income                                             0.15 (b)                       0.04
  Net realized and unrealized gain (loss)                           1.54                          (0.28)
                                                        ----------------                 --------------

    Total from investment operations                                1.69                          (0.24)
                                                        ----------------                 --------------

Less distributions to shareholders:
     From net investment income                                        -                          (0.04)
     In excess of net investment income                                -                          (0.01)
                                                        ----------------                 --------------

        Total distributions                                            -                          (0.05)
                                                        ----------------                 --------------

Net asset value, end of period                         $           11.40                $          9.71
                                                        ================                 ==============

Total Return (a)                                                  17.40%                         (2.44%)


Ratios/Supplemental Data:

     Net assets, end of period (000's)                 $          84,202                $        18,529
     Net expenses to average
        daily net assets                                           0.69% *                        0.69% *
     Net investment income to average
        daily net assets                                           2.73% *                        0.87% *
     Portfolio turnover rate                                          8%                            20%
     Fees and expenses voluntarily waived or borne
        by the Manager consisted of the following
        per share amounts:                             $            0.02                $          0.12

*   Annualized
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Computed using average shares outstanding throughout the period.


20            See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Tax-Managed International Equities Fund (the "Fund"), which commenced operations on July 29, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities. The Fund's current benchmark is the GMO EAFE (After Tax).

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.

     Futures contracts
     The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 1999, there were no open futures contracts.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1999, there were no open swap agreements.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded an accrual in the amount of $2,574 for potential capital gains and repatriation taxes at August 31, 1999. The accrual for capital gains and repatriation taxes is included in net realized and unrealized gain (loss) in the Statement of Operations.

     Effective February 4, 1999, the Malaysian government imposed levies on the repatriation by foreigners of proceeds from the sale of Malaysian securities. Funds invested in Malaysia prior to February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, were subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $1,074 for potential repatriation tax on principal invested prior to February 15, 1999. Effective September 1, 1999, the Malaysian government exempted funds invested prior to February 15, 1999 from all levies, and such funds may now be freely repatriated. Accordingly, effective September 1, 1999 no accrual for potential Malaysian repatriation taxes is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" as summarized in Note 5. For the six months ended August 31, 1999, the Fund received $274,177 in purchase premiums. There is no premium for cash redemptions or reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .10% may be charged on certain in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .75% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceeded .54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $184. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $62,414,356 and $3,332,593, respectively.

      At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                              Gross Unrealized           Gross Unrealized         Net Unrealized
     Aggregate Cost             Appreciation              Depreciation             Appreciation
    -----------------        ------------------         ------------------       ----------------
       $77,442,794                $7,400,730                $2,942,883              $4,457,847

4.   Principal shareholders

      At August 31, 1999, 63.2% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                                                              Period from July 29, 1998
                                           Six Months Ended                  (commencement of operations)
                                           August 31, 1999                       to February 28, 1999
                                  -------------------------------------   -----------------------------------
      Class III:                        Shares              Amount             Shares             Amount
                                  -----------------   -----------------   ----------------   ----------------
      Shares sold                         5,477,816  $       60,998,109          2,083,735  $      20,337,787

      Shares issued to
      shareholders in
      reinvestment of
      distributions                               -                   -                835              8,274

      Shares
      repurchased                                 -                   -           (176,641)        (1,715,182)
                                  -----------------   -----------------   ----------------   ----------------

       Net increase                       5,477,816  $       60,998,109          1,907,929  $      18,630,879
                                  =================   =================   ================   ================

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

6. Financial instruments

   A summary of outstanding financial instruments at August 31, 1999 is as follows:

   Short forward currency contract

       Settlement                                Units                           Net Unrealized
          Date          Deliver/Receive        of Currency         Value          Depreciation
     ---------------   -----------------    ----------------   -----------     ------------------
        10/21/99              HKD               2,986,756     $    384,111    $           (8,111)
                                                                               ==================

Forward cross currency contract


      Settlement                                                                 Net Unrealized
       Date         Deliver/Units of Currency    Receive/In Exchange For          Depreciation
------------------  -------------------------    -----------------------          ------------
      4/13/00       JPY            56,398,518    DEM             826,837      $          (78,883)
                                                                               ==================


Currency Abbreviations:

     DEM     German Mark
     HKD     Hong Kong Dollar
     JPY     Japanese Yen

GMO Global Hedged Equity Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Global Hedged Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

    Shares/
  Par Value        Description                                                                       Value ($)
-------------------------------------------------------------------------------------------------------------------
                   MUTUAL FUNDS - 86.6%
                   United States - 86.6%
         335,014   GMO Emerging Markets Fund                                                             3,125,682
         317,946   GMO Evolving Countries Fund                                                           3,122,233
         741,013   GMO International Core Fund                                                          17,169,272
          91,383   GMO International Small Companies Fund                                                1,143,196
         238,606   GMO REIT Fund                                                                         2,128,361
         120,524   GMO Small Cap Growth Fund                                                             1,428,214
         225,863   GMO Small Cap Value Fund                                                              2,845,868
         800,717   GMO U.S. Core Fund                                                                   14,933,369
                                                                                                  -----------------

                   TOTAL MUTUAL FUNDS (Cost $45,622,676)                                                45,896,195
                                                                                                  -----------------

                   COMMON STOCKS - 0.0%
                   Italy - 0.0%
          12,500   Grassetto SPA (b)                                                                             -
                                                                                                  -----------------

                   United Kingdom - 0.0%
          17,870   Viglen Technology Plc (Entitlement Letters)*                                                  -
                                                                                                  -----------------


                   TOTAL COMMON STOCKS (Cost $7,040)                                                             -
                                                                                                  -----------------

                   DEBT OBLIGATIONS - 4.6%
                   U.S. Government Agency - 4.6%
   $   2,500,000   Federal Farm Credit Bank Floating Rate Note, CPI + 3.00%, 5.72%
                      due 2/14/02                                                                        2,413,750
                                                                                                  -----------------


                   TOTAL DEBT OBLIGATIONS (Cost $2,427,740)                                              2,413,750
                                                                                                  -----------------

                   SHORT-TERM INVESTMENTS - 8.6%
                   Cash Equivalents - 6.0%
   $   3,200,000   First National Bank of Chicago Time Deposit, 5.50% due 9/01/99                        3,200,000
                                                                                                  -----------------

                   U.S. Government - 2.6%
   $   1,400,000   U. S. Treasury Bill, 4.54% due 1/06/2000 (a)                                          1,376,293
                                                                                                  -----------------


                   TOTAL SHORT-TERM INVESTMENTS (Cost $4,578,165)                                        4,576,293

              See accompanying notes to the financial statements.              1

GMO Global Hedged Equity Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares        Description                                                                       Value ($)
-------------------------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS - 99.8%
                   (Cost $52,635,621)                                                                   52,886,238

                   Other Assets and Liabilities (net) - 0.2%                                               135,480
                                                                                                  -----------------

                   TOTAL NET ASSETS - 100.0%                                                     $      53,021,718
                                                                                                  =================



                   Notes to the Schedule of Investments.

                   (a) This security is held as collateral for open futures
                       contracts (Note 6).

                   (b) Bankrupt issuer.

                   * Non-income producing security.

2             See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
------------------------------------------------------------------------------------------------

Assets:
    Investments, at value (cost $52,635,621) (Note 1)                            $  52,886,238
    Foreign currency, at value (cost $45,315) (Note 1)                                  45,787
    Cash                                                                                96,205
    Interest receivable                                                                 10,604
    Receivable for variation margin on open futures contracts (Notes 1 and 6)          534,960
    Receivable for expenses waived or borne by Manager (Note 2)                         23,941
                                                                                  --------------
         Total assets                                                               53,597,735
                                                                                  --------------

Liabilities:
    Net payable for open forward foreign currency contracts (Notes 1 and 6)            505,457
    Payable to affiliate for (Note 2):
         Management fee                                                                 22,481
         Shareholder service fee                                                           935
    Accrued expenses                                                                    47,144
                                                                                  --------------

         Total liabilities                                                             576,017
                                                                                  --------------

Net assets                                                                       $  53,021,718
                                                                                  ==============

Net assets consist of:
    Paid-in capital                                                              $  86,692,607
    Accumulated undistributed net investment income                                    176,167
    Accumulated net realized loss                                                  (33,587,029)
    Net unrealized depreciation                                                       (260,027)
                                                                                  --------------

                                                                                 $  53,021,718
                                                                                  ==============

Net assets attributable to Class III Shares                                      $  53,021,718
                                                                                  ==============

Shares outstanding - Class III                                                       6,525,778
                                                                                  ==============

Net asset value per share - Class III                                            $        8.12
                                                                                  ==============


              See accompanying notes to the financial statements.              3

GMO Global Hedged Equity Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------------------
Investment income:
  Dividends from investment company shares                                    $      240,856
  Interest                                                                           175,579
                                                                               -------------
    Total income                                                                     416,435
                                                                               -------------
Expenses:
  Management fee (Note 2)                                                            130,835
  Custodian fees                                                                      34,799
  Audit fees                                                                          14,724
  Transfer agent fees                                                                 14,077
  Legal fees                                                                             829
  Registration fees                                                                      637
  Trustees fees (Note 2)                                                                 277
  Miscellaneous                                                                          645
  Fees waived or borne by Manager (Note 2)                                          (142,981)
                                                                               -------------
                                                                                      53,842
  Shareholder service fee - Class III (Note 2)                                         4,232
                                                                               -------------
    Net expenses                                                                      58,074
                                                                               -------------
      Net investment income                                                          358,361
                                                                               -------------
Realized and unrealized gain (loss):
    Net realized gain (loss) on:
      Investments                                                                 (1,681,651)
      Realized gain distributions from investment company shares                   1,377,743
      Closed futures contracts                                                    (3,272,444)
      Closed swap contracts                                                         (226,070)
      Foreign currency, forward contracts and foreign currency related
        transactions                                                                 330,650
                                                                               -------------
          Net realized loss                                                       (3,471,772)
                                                                               -------------
    Change in net unrealized appreciation (depreciation) on:
      Investments                                                                  7,081,371
      Open futures contracts                                                         723,874
      Open swap contracts                                                             (4,764)
      Foreign currency, forward contracts and foreign currency related
        transactions                                                                (681,827)
                                                                               -------------
          Net unrealized gain                                                      7,118,654
                                                                               -------------

    Net realized and unrealized gain                                               3,646,882
                                                                               -------------

Net increase in net assets resulting from operations                          $    4,005,243
                                                                               =============

4             See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                            Six Months Ended
                                            August 31, 1999       Year Ended
                                              (Unaudited)      February 28, 1999
                                            ----------------   -----------------
Increase (decrease) in net assets:
Operations:
  Net investment income                     $       358,361    $      2,739,761
  Net realized loss                              (3,471,772)        (24,490,653)
  Change in net unrealized appreciation
    (depreciation)                                7,118,654          10,006,930
                                            ----------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations                     4,005,243         (11,743,962)
                                            ----------------   -----------------

Distributions to shareholders from:
  Net investment income - Class III                (504,794)         (2,739,761)
  In excess of net investment income -
    Class III                                            --          (2,683,188)
                                            ----------------   -----------------
                                                   (504,794)         (5,422,949)
                                            ----------------   -----------------
Net share transactions - Class III (Note 5)      (1,149,433)       (102,868,056)
                                            ----------------   -----------------

  Total increase (decrease) in net assets         2,351,016        (120,034,967)

Net assets:
  Beginning of period                            50,670,702         170,705,669
                                            ----------------   -----------------

  End of period (including accumulated
  undistributed net investment income of
  $176,167 and $322,600, respectively)      $    53,021,718    $     50,670,702
                                            ================   =================

              See accompanying notes to the financial statements.              5

GMO Global Hedged Equity Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------------------------------


                                     Six Months Ended                           Year Ended February 28/29,
                                     August 31, 1999    ----------------------------------------------------------------------------
                                       (Unaudited)          1999           1998           1997           1996           1995*
                                     ----------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period $          7.59    $      8.72    $     10.69    $     10.64    $     10.12    $     10.00
                                     ----------------   ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income (c)                     0.06           0.17 (c)       0.35           0.24           0.21           0.11
  Net realized and unrealized gain
    (loss)                                      0.55          (0.88)         (0.52)          0.01           0.55           0.08
                                     ----------------   ------------   ------------   ------------   ------------   ------------
    Total from investing operations             0.61          (0.71)         (0.17)          0.25           0.76           0.19
                                     ----------------   ------------   ------------   ------------   ------------   ------------
Less distributions to shareholders:
  From net investment income                   (0.08)         (0.21)         (0.35)         (0.20)         (0.24)         (0.07)
  In excess of net investment income               -          (0.21)             -              -              -              -
  From net realized gains                          -              -          (1.05)             -              -              -
  In excess of net realized gains                  -              -          (0.40)             -              -              -
                                     ----------------   ------------   ------------   ------------   ------------   ------------
Total distributions                            (0.08)         (0.42)         (1.80)         (0.20)         (0.24)         (0.07)
                                     ----------------   ------------   ------------   ------------   ------------   ------------
Net asset value, end of period       $          8.12    $      7.59    $      8.72    $     10.69    $     10.64    $     10.12
                                     ================   ============   ============   ============   ============   ============

Total Return (a)                                8.14%         (8.13)%        (1.63)%         2.34%          7.54%          1.92%

Ratios/Supplemental Data:

  Net assets, end of period (000's)          $53,022        $50,671        $170,706       $296,702       $382,934       $214,638
  Net expenses to average
    daily net assets (d)                        0.22% **       0.17%           0.58%          0.91% (b)      0.78%         0.92% **
  Net investment income to average
    daily net assets (e)                        1.37% **       1.99%           2.93%          1.99%          2.44%         2.85% **
  Portfolio turnover rate                          5%            21%            277%           463%           214%          184%
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts:                          $         0.02    $      0.05    $       0.04   $       0.02   $      0.005   $     0.006


* Period from July 29, 1994 (commencement of operations) to February 28, 1995. ** Annualized
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(c) Computed using average shares outstanding throughout the period.
(d) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(e) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

6             See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Global Hedged Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return consistent with minimal exposure to general equity market risk. On August 20, 1997, the Fund began to invest a substantial portion of its assets in other Funds of the Trust ("underlying Funds"). The Fund's current benchmark is Salomon Smith Barney 3 Month T-Bill Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Shares of underlying Funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999  (Unaudited)
--------------------------------------------------------------------------------

     and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, forward foreign exchange contracts and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian and agency, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999  (Unaudited)
--------------------------------------------------------------------------------

     the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999  (Unaudited)
--------------------------------------------------------------------------------

     market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. There were no open swap agreements as of August 31, 1999.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. At February 28, 1999, the Fund had a capital loss carryforward available to offset future capital gains, if any, of $10,447,067, expiring in 2007.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2).

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999  (Unaudited)
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .51% of the amount invested. In the case of cash redemptions, the fee is 1.40% of the amount redeemed. The Manager may waive the fee on cash redemptions if it is not necessary to incur costs relating to the early termination of hedging transactions to meet redemption requests. All purchase premiums and redemption fees are paid to and are recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased," respectively, as summarized in Note 5. For the six months ended August 31, 1999, the Fund received $722 in purchase premiums and $181 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .10% may be charged on certain in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S.
     companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds exceed the management fee. Because GMO will not reimburse expenses incurred indirectly to the extent they exceed .50%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed .50% of the Fund's average daily net assets. For the six months

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999  (Unaudited)
--------------------------------------------------------------------------------

     ended August 31, 1999, operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund were .47% of the Fund's average daily net assets.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .65% of average daily net assets. GMO had agreed to waive a portion of its fee (but not below zero) and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses")) plus the amount of fees and expenses (excluding shareholder service fee and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds) exceeded .50% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $277. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, were as follows:



                                                        Purchases        Proceeds
                                                      --------------  ---------------
      U.S. Government securities                      $           -   $           -
      Investments (non-U.S. Government securities)        2,400,361       6,091,673

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                           Gross Unrealized    Gross Unrealized    Net Unrealized
     Aggregate Cost          Appreciation        Depreciation       Appreciation
-----------------------  -------------------  ------------------  ----------------
       $52,635,621            $1,635,576          $1,384,959          $250,617


4.  Principal shareholders

     At August 31, 1999, 54.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999  (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:


                                    Six Months Ended                         Year Ended
                                    August 31, 1999                      February 28, 1999
                           --------------------------------   -------------------------------------
      Class III:                Shares           Amount             Shares               Amount
                           ---------------   --------------   ----------------    -----------------
      Shares sold                  17,273   $      141,473            977,477    $       8,484,590

      Shares issued to
      shareholders in
      reinvestment of
      distributions                49,025          398,574            613,717            4,694,941

      Shares repurchased         (219,271)      (1,689,480)       (14,483,783)        (116,047,587)
                           ---------------   --------------   ----------------    -----------------
      Net decrease               (152,973)  $   (1,149,433)       (12,892,589)   $    (102,868,056)
                           ===============   ==============   ================    =================

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:

     Futures contracts
                                                                              Net Unrealized
      Number of                                                                Appreciation
      Contracts        Type        Expiration Date      Contract Value        (Depreciation)
    ------------  --------------  ------------------   -----------------   -------------------
     Sales
          53       MATIF CAC 40     September 1999    $       2,576,256              (39,820)
          18           DAX          September 1999            2,513,689               35,316
          57         FTSE 100       September 1999            5,714,115              240,374
          8         HANG SENG       September 1999              701,081              (34,338)
          8            IBEX         September 1999              829,959              (16,788)
          6           MIB30         September 1999            1,069,009               31,606
          63           OMX          September 1999              640,565               (2,721)
          15         ALL ORDS       September 1999              706,042               11,390
          74         S&P 500        September 1999           24,416,300              208,130
          52          TOPIX         September 1999            6,964,476             (438,469)
                                                                           ===================
                                                                          $           (5,320)
                                                                           ===================

     At August 31, 1999, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999  (Unaudited)
--------------------------------------------------------------------------------

     Forward currency contracts

                                                                                     Net Unrealized
       Settlement                                 Units                               Appreciation
          Date          Deliver/Receive        of Currency         Value             (Depreciation)
    -----------------  -----------------  -------------------- ----------------     ----------------
     Buys
            10/08/99          AUD                     543,852 $        346,726     $         (4,871)
            10/08/99          HKD                   3,493,490          449,442                  407
            10/08/99          JPY                 176,220,200        1,616,167              108,085
                                                                                    -----------------
                                                                                   $        103,621
                                                                                    =================

        Sales
            10/08/99          AUD                   1,493,735 $         952,313    $          3,665
            03/03/00          CHF                   2,097,918         1,415,311              (8,254)
            03/03/00          DKK                   1,413,740           203,294                (520)
            03/03/00          EUR                   7,255,965         7,773,593             (22,608)
            03/03/00          GBP                   2,868,048         4,621,236              (4,132)
            10/08/99          HKD                   7,526,829           968,336                (776)
            10/08/99          JPY                 769,679,910         7,058,959            (571,853)
            03/03/00          NOK                     790,000           100,581                 766
            03/03/00          SEK                   4,130,378           505,938              (2,233)
            10/08/99          SGD                     341,040           203,133              (3,133)
                                                                                    -----------------
                                                                                   $       (609,078)
                                                                                    =================

          Currency Abbreviations:

          AUD  Australian Dollar                   HKD Hong Kong Dollar
          CHF  Swiss Franc                         JPY Japanese Yen
          DKK  Danish Krona                        NOK Norwegian Kroner
          EUR  Euro                                SEK Swedish Krona
          GBP  British Pound                       SGD Singapore Dollar

GMO Emerging Markets Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 78.8%
                     Argentina - 0.0%
           42,993    Nobelza Piccardo                                                      118,243
                                                                                  -----------------

                     Brazil - 3.5%
        4,400,000    Belgo Mineira (Registered)                                            119,043
        9,350,000    Coelba ON                                                             288,478
    1,676,280,000    Companhia de Acos Especiais Itabira-Acesita                           409,912
      212,248,500    Companhia Siderurgica Nacional SA                                   5,133,940
      417,700,000    Electrobras                                                         6,498,039
           89,600    Embratel Participacoes SA ADR                                         957,600
        2,000,000    Ericsson Telecom                                                       18,314
          144,894    Itausa-Investimentos Itau SA                                           66,341
       22,890,000    Light Servicos Electricidade SA                                     1,309,923
          277,300    Tele Centro Oeste Celular ADR                                         935,888
           35,000    Tele Centro Sul Participacoes ADR                                   1,914,063
           33,600    Tele Leste Celular Participacoes ADR *                                865,200
           55,300    Tele Nordeste Celular Participacoes ADR                             1,375,588
          106,000    Tele Norte Leste Participacoes ADR                                  1,696,000
           53,800    Telebras Holders ADR                                                3,991,288
      268,194,000    Telebras SA                                                             6,977
      268,194,000    Telecomunicacoes Brasileiras SA *                                  11,022,187
           64,658    Unibanco GDR                                                        1,131,515
                                                                                  -----------------
                                                                                        37,740,296
                                                                                  -----------------
                     Chile - 2.5%
           41,300    Banco de Edward ADR                                                   624,663
           55,800    Banco Santander ADR                                                   934,650
           83,900    Banco Santiago ADR                                                  1,761,900
           92,500    Chilectra SA ADR                                                    1,803,750
           83,600    Chilquinta ADR                                                        575,168
          125,200    Chilquinta ADR 144A                                                   861,376
           12,000    Compania Cervecerias                                                  314,250
           60,100    Compania de Telefones de Chile ADR                                  1,352,250
           69,200    Cristalerias de Chile SA ADR                                          947,175
           23,800    Distribucion y Servicio ADR                                           392,700
          231,548    Empresa Natl de Electricidad ADR                                    2,865,407
           71,581    Enersis SA ADR                                                      1,606,099
          219,663    Gener SA ADR                                                        4,022,579
           36,600    Laboratorio Chile SA ADR                                              677,100
           26,000    Madeco SA ADR                                                         276,250
          197,100    Masisa SA ADR                                                       1,934,044
          381,190    Quinenco SA ADR                                                     3,788,076
           37,800    Soc Quimica Y Minera de Chile ADR                                   1,136,363
          578,200    Telex Chile ADR *                                                     614,338
            6,600    Vina Concha Y Toro SA ADR                                             256,575
                                                                                  -----------------
                                                                                        26,744,713
                                                                                  -----------------
                     China - 3.3%
        4,760,000    Beijing Datang Power Generation Co Ltd Class H                      1,271,965
        9,878,000    China Eastern Airlines *                                            1,233,931
          411,832    China International Containers                                        286,924

    See accompanying notes to the financial statements.                       1

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     China - continued
        1,760,000    China Merchants Holdings Co Ltd                                     1,484,582
       10,914,000    China Overseas Land & Investment Ltd                                1,307,125
        1,463,000    China Resources Enterprise                                          2,402,175
        1,025,234    China Southern Glass Co Ltd Class B *                                 159,756
           15,400    China Telecom (Hong Kong) Ltd ADR *                                   957,683
        3,669,000    China Telecom Ltd Class H *                                        11,387,146
        1,474,000    Cosco Pacific Ltd                                                   1,290,793
          242,000    Guangdong Electric Power Development Co Ltd Class B                   129,023
        6,406,000    Guangdong Investment Ltd                                            1,311,699
        8,039,000    Guangshen Railway Co                                                1,035,267
          115,700    Guangshen Railway Co ADR                                              715,894
          116,300    Huaneng Power International ADR                                     1,453,750
        9,098,000    Jilin Chemical Industrial Co                                        1,124,779
       12,656,000    Maanshan Iron & Steel *                                             1,075,698
        5,930,000    Qingling Motor Co Ltd Class H                                       1,321,146
        1,472,000    Shanghai Chlor-Alkali Chemical *                                      214,912
          487,000    Shanghai Industrial Holdings                                        1,163,384
        4,999,944    Shanghai Lujiazui Finance & Trade Class B *                         1,559,983
          453,725    Shenzhen Seg Group Co Ltd Class B *                                   168,865
        3,602,000    Yizheng Chemical Fibre Co *                                         1,066,895
        4,970,000    Zhejiang Expressway Co                                                883,254
        1,017,900    Zhejiang Southeast Electric Power                                     339,979
                                                                                  -----------------
                                                                                        35,346,608
                                                                                  -----------------
                     Colombia - 0.0%
           24,300    Banco Ganadero SA ADR                                                 426,769
                                                                                  -----------------

                     Czech Republic - 0.2%
          323,988    SP Vseobecny                                                          799,832
           75,300    SPT Telecom AS *                                                    1,279,105
                                                                                  -----------------
                                                                                         2,078,937
                                                                                  -----------------
                     Egypt - 0.9%
           10,000    Al Ahram Beverage Co GDR 144A *                                       298,500
            3,000    Al Ahram Beverage Co *                                                183,659
           77,700    Al Ahram Beverages Co GDR (Reg S) *                                 2,319,345
          148,454    Eastern Tobacco Co                                                  3,425,778
            7,500    Egypt Gas Co                                                          266,593
           28,800    Egyptian International Pharmaceuticals Industries Co                1,316,041
           39,270    Miraco                                                                678,506
           36,000    Oriental Weavers Co                                                   695,805
           46,000    Suez Cement Co GDR                                                    640,550
           22,681    Suez Cement Co GDR 144A                                               315,833
                                                                                  -----------------
                                                                                        10,140,610
                                                                                  -----------------
                     Greece - 0.3%
            4,930    Alpha Credit Bank                                                     370,149
           18,052    Alpha Leasing (Registered)                                            946,416
           11,400    Aluminum of Greece (Registered)                                       667,177
           11,508    Bank of Piraeus                                                       327,550
            4,386    Commercial Bank of Greece                                             425,116
            8,940    Econ Viomihanies (b) *                                                  6,597

2             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     Greece - continued
            3,480    EFG Eurobank                                                          132,330
            1,700    Ergo Bank                                                             154,045
            2,400    National Bank of Greece                                               177,087
                                                                                  -----------------
                                                                                         3,206,467
                                                                                  -----------------
                     Hungary - 0.0%
           28,151    Fotex (Registered)                                                     10,661
                                                                                  -----------------

                     India - 3.5%
           55,000    Amara Raja Batteries Ltd                                              265,653
              190    Aptech Ltd                                                              3,265
              105    Aptech Ltd                                                              1,812
            2,405    Aptech Ltd                                                             41,939
              170    Arvind Mills Ltd                                                          126
              360    Arvind Mills Ltd                                                          267
          145,000    Asea Brown Boveri Ltd India *                                       1,512,797
          112,800    Ashok Leyland Ltd                                                     348,514
          112,200    Ashok Leyland Ltd *                                                   346,660
              100    Bank of India                                                              49
            1,100    BFL Software Ltd *                                                     21,563
              500    BFL Software Ltd *                                                      9,802
           80,000    Bharat Heavy Electricals Ltd                                          584,345
            7,450    BSES Ltd                                                               37,818
            1,761    BSES Ltd                                                                8,939
            1,050    Cipla Ltd                                                              66,598
              250    Cipla Ltd                                                              15,857
              400    CMC Ltd                                                                 4,757
           19,600    CMC Ltd                                                               233,076
           70,000    Container Corp of India                                               563,640
          130,000    Container Corp of India *                                           1,046,759
                4    Core Healthcare Ltd *                                                       2
           10,610    Escorts Ltd                                                            43,936
          190,850    Escorts Ltd                                                           790,315
          112,100    Eveready Industries Ltd                                               193,678
           65,900    Eveready Industries Ltd                                               113,857
              588    Glaxo India Ltd                                                         9,416
                3    Glaxo India Ltd                                                            48
           51,275    Godfrey Phillips India                                                849,324
          233,082    Grasim Co *                                                         2,306,020
              625    Great Eastern Shipping Co                                                 381
              840    Great Eastern Shipping Co                                                 512
              250    HCL Hewlett Packard Ltd                                                 2,743
            2,740    HCL Infosytems Ltd *                                                   30,068
        2,375,000    Himachal Futuristic Communications                                 11,433,111
               20    India Cements                                                              47
          102,700    Indian Aluminium Co Ltd *                                             265,211
          194,942    Indian Rayon & Industries                                             304,965
        1,230,000    Indo Gulf Corporation Ltd                                           1,980,790

             See accompanying notes to the financial statements.              3

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     India - continued
              100    Industrial Development Bank of India                                       87
              400    Industrial Development Bank of India                                      350
              300    ITC Ltd                                                                 6,971
              100    ITC Ltd *                                                               2,324
          317,550    KEC International Ltd                                                 440,884
          240,187    Larsen & Toubro                                                     2,138,434
          291,800    Mcdowell & Co Ltd                                                     696,480
          447,183    National Aluminum                                                     640,413
              200    NIIT Ltd                                                                9,777
              275    NIIT Ltd (New shares) *                                                13,397
              100    NIIT Ltd (New shares) *                                                 4,880
              400    Pentafour Software & Export                                             5,080
              400    Pentafour Software & Export Ltd (New shares) *                          5,043
              363    Pfizer Inc                                                              8,059
               37    Pfizer Ltd                                                                821
            7,982    Reliance Industries                                                    35,514
            3,551    Reliance Industries                                                    15,799
              800    Reliance Petroleum Ltd *                                                  727
            5,600    Reliance Petroleum Ltd *                                                5,089
          297,700    RPG Cables Ltd                                                        264,021
              500    Satyam Computer Service                                                 9,984
            3,370    Satyam Computer Service (New shares)                                   67,156
              600    Satyam Computer Service (New shares)                                   11,957
              100    Software Solutions Integrated Ltd *                                     1,096
              100    Software Solutions Integrated                                           1,104
              150    State Bank of India                                                       825
               50    State Bank of India                                                       275
                2    Sterlite Industries Ltd                                                    17
              418    Sterlite Industries Ltd *                                               3,623
            5,836    Sun Pharmaceuticals Industries Ltd                                    100,159
           16,364    Sun Pharmaceuticals Industries Ltd                                    280,843
          380,277    Tata Iron & Steel                                                   1,454,444
              150    Tata Iron & Steel                                                         574
              240    Tata Power Company Ltd                                                    501
           68,110    Tata Power Company Ltd *                                              142,198
            1,850    Trent Ltd                                                              10,629
           44,098    TVS Suzuki Ltd                                                        720,299
           83,000    United Breweries Ltd                                                  133,663
               10    Videocon International Ltd                                                 22
            1,105    Videocon International Ltd *                                            2,415
          461,000    Vikas WSP Ltd                                                       5,260,390
           10,100    Visualsoft (India) Ltd *                                              458,906
           72,500    VST Industries Ltd                                                    193,478
              200    Wockhardt Ltd                                                           2,283
           49,800    Wockhardt Ltd                                                         595,755
              100    Zee Telefilms Ltd                                                       7,270
            1,900    Zee Telefilms Ltd                                                     142,060
                                                                                  -----------------
                                                                                        37,334,736
                                                                                  -----------------

4             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     Indonesia - 4.9%
        7,108,100    Astra International *                                               2,500,569
        7,822,000    Bakrie & Bros. *                                                      254,788
        5,761,500    Barito Pacific Timber *                                               356,575
        3,155,000    Ciputra Development *                                                 184,984
        9,750,000    Dharmala Intiland (Foreign Registered)                                254,072
        1,875,000    Dynaplast *                                                           250,407
       12,752,000    Gajah Tunggal Tbk *                                                 1,121,511
        6,019,500    Gudang Garam                                                       14,509,544
           78,100    Gulf Resources Ltd ADR *                                              805,406
        2,588,100    HM Sampoerna *                                                      5,378,527
          925,000    Indah Kiat Pulp & Paper *                                             337,459
        1,625,000    Indorama Synthetics *                                                 275,244
        3,072,000    International Nickel *                                              2,241,459
       24,482,000    Matahari Putra Prima Tbk *                                          2,472,124
       16,100,000    Multipolar Corp *                                                     576,873
       10,020,500    PT Asuransi Lippo Life Tbk                                            228,480
        2,582,800    PT Daya Guna Samudera *                                             1,043,216
        3,323,000    PT Indofood Sukses Makmur Tbk *                                     3,550,306
          696,000    PT Indosat (Persero) Tbk                                            1,081,407
          140,000    PT Indosat (Persero) Tbk ADR Class B                                2,161,250
        3,072,500    PT Pabrik Kertas Tjiwi Kimia *                                        880,717
        5,813,000    Ramayana Lestari                                                    3,408,274
        1,075,000    Semen Gresik                                                        2,100,977
        4,607,280    Telekomunikasi Indonesia                                            1,770,876
          138,240    Telekomunikasi Indonesia ADR Class B                                1,062,720
        3,485,000    Tempo Scan Pacific                                                  1,838,990
              117    Unggul Indah Corp *                                                        28
        6,723,500    United Tractors *                                                   2,606,178
                                                                                  -----------------
                                                                                        53,252,961
                                                                                  -----------------
                     Israel - 0.0%
                1    Machteshim Agan Industries *                                                2
                                                                                  -----------------

                     Korea - 18.7%
            3,220    BYC Co Ltd                                                            285,040
           63,403    Cheil Jedang Corp                                                   5,021,754
           81,839    Chosun Brewery Co Ltd                                               2,558,119
          197,880    Daelim Industrial Co. Ltd                                           3,042,374
        1,482,000    Daewoo Corp                                                         2,322,490
          234,000    Daewoo Electronics *                                                  430,140
          211,000    Dong-Ah Construction                                                1,921,432
          100,198    Dongbu Steel Co                                                       695,996
           40,680    Halla Climate Control Corp                                          2,198,546
          126,420    Hankuk Glass                                                        2,993,172
          465,989    Hanwha Corp *                                                       3,019,751
          190,000    Housing & Commercial Bank                                           4,442,186
           21,175    Housing & Commercial Bank Korea GDR 144A                              481,731
           26,410    Hyundai Cement Co                                                     353,476
          121,819    Hyundai Electronics Industries *                                    3,869,727
          446,434    Hyundai Engineering & Construction *                                3,970,823

           See accompanying notes to the financial statements.                 5

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     Korea - continued
           84,011    Hyundai Heavy Industries                                            4,711,163
          204,891    Hyundai Industrial Development                                      3,193,557
           25,717    Hyundai Motor Service Co                                              797,325
           20,650    Keum Kang Ltd                                                       1,145,765
          699,180    Kohap Co Ltd *                                                      2,961,372
          467,100    Kookmin Bank                                                        6,528,717
          255,345    Kookmin Bank GDR (Registered)                                       3,415,239
           34,660    Korea Chemical                                                      2,724,649
          185,000    Korea Data Systems Co *                                             2,546,590
          117,500    Korea Electric Power Corp                                           4,379,500
           41,000    Korea Electric Power Corp ADR                                         738,000
          202,900    Korea Telecommunications ADR *                                      6,594,250
          470,300    Korean Air Lines                                                    9,362,177
          188,620    LG Cable & Machinery Ltd                                            4,314,053
           75,000    LG Information & Communication                                      6,702,668
          130,000    LG Semicon                                                          2,813,638
           18,300    Lotte Confectionery Co                                              2,526,811
          263,576    Pohang Iron & Steel (d)                                            35,630,206
           32,000    Pohang Iron & Steel ADR                                             1,176,000
               38    S1 Corporation                                                          6,567
                3    Sam Yang                                                                   40
           51,599    Samsung Display Devices                                             2,985,355
           74,293    Samsung Electro Mechanics                                           3,901,877
           32,473    Samsung Electronics                                                 6,161,755
           50,000    Samsung Fire & Marine Insurance                                     2,469,293
          156,579    Samsung Securities                                                  6,141,133
          263,000    Shinhan Bank                                                        2,829,394
          197,782    Shinsegae Department Store                                         15,564,547
            4,090    SK Telecom (d)                                                      4,091,732
          269,010    SK Telecom ADR                                                      3,043,176
          951,643    Ssangyong Cement                                                    4,240,273
          126,770    Ssangyong Oil Refining                                              3,146,430
          450,090    Tai Han Electric Wire                                               6,214,712
                                                                                  -----------------
                                                                                       200,664,721
                                                                                  -----------------
                     Lebanon - 0.4%
          217,064    Banque Libanaise                                                    2,626,474
          139,000    Solidere GDR (Reg S) *                                              1,171,075
                                                                                  -----------------
                                                                                         3,797,549
                                                                                  -----------------
                     Malaysia - 6.9%
          170,000    AMMB Holdings Berhad                                                  304,211
          309,000    Asas Dunia Berhad                                                     171,576
        1,782,000    Berjaya Sports Toto                                                 4,126,737
          333,000    Carlsberg Brew Malaysia                                               981,474
          974,000    Cement Industries of Malaysia Berhad                                  845,842
        1,623,900    Cold Storage                                                          811,950
        1,129,000    Commerce Asset Holdings                                             2,599,671
          329,000    Edaran Otomobil Berhad                                              1,212,105
          376,000    Esso Berhad                                                           298,821
          697,000    Faber Group Berhad *                                                  190,758

6             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     Malaysia - continued
        1,177,700    Genting Berhad                                                      4,338,895
        2,165,700    Golden Hope Plantations Berhad                                      1,778,154
          944,000    Guinness Anchor Berhad                                              1,053,305
        1,920,000    Hicom Holdings Berhad                                               1,424,842
          781,000    Highlands and Lowlands Berhad                                         474,766
        2,069,000    Hong Leong Properties Berhad                                          647,924
        1,152,500    IGB Corp Berhad                                                       524,691
        1,064,000    IJM Corp Berhad Class A                                               856,800
        4,723,800    IOI Corporation Berhad                                              2,871,573
          229,000    Kemayan Corporation Berhad                                             29,830
          414,000    Kumpulan Guthrie Berhad                                               221,163
          168,000    Land & General Berhad *                                                95,937
        4,278,100    Magnum Corp Berhad                                                  3,760,225
        1,137,400    Malakoff Berhad                                                     3,023,089
          576,000    Malayan Banking Berhad                                              1,894,737
        2,035,000    Malaysian International Shipping (Foreign Registered)               3,106,053
          265,000    Malaysian Resources Corp                                              237,105
          727,000    Malaysian Tobacco Co Berhad                                           753,784
          658,000    Multi Purpose Holdings *                                              398,263
          328,000    Nestle Malaysia                                                     1,268,842
        1,183,000    Nylex (Malaysia) Berhad                                               800,082
        1,676,900    Oriental Holdings Berhad                                            3,684,767
        2,157,000    Pilecon Engineering Berhad                                            851,447
          217,000    Rashid Hussain Berhad *                                               161,037
        1,947,600    Resorts World Berhad                                                4,945,879
          781,600    Rothmans of Pall Mall Berhad                                        5,450,632
          770,000    Sarawak Enterprises Corp                                              555,211
          109,620    Silverstone *                                                           1,298
        2,393,000    Sime Darby Berhad                                                   3,148,684
        1,020,000    TA Enterprise Berhad                                                  426,789
       14,130,000    Tan Chong International Ltd                                         3,912,288
        3,802,700    Tan Chong Motor Holdings Berhad                                     2,261,606
        1,416,700    Tanjong                                                             3,280,779
          287,000    Technology Resources Industries                                       197,124
          277,000    Tiong Nam Transport Holdings Berhad                                   215,039
          124,000    Tractors Holdings Berhad                                               69,832
          357,000    UMW Holdings Berhad                                                   770,368
          906,000    United Engineers *                                                  1,704,711
        3,491,700    Westmont Industries Berhad (b) (d) *                                    9,189
          503,000    Wijaya Baru Global Berhad *                                           202,524
          824,000    YTL Corp                                                            1,680,526
                                                                                  -----------------
                                                                                        74,632,935
                                                                                  -----------------
                     Mexico - 4.0%
          430,100    Alfa SA Class A                                                     1,627,951
        2,666,415    Altos Hornos De Mexico *                                              716,427
           24,000    Carso Global Telecom Class A                                          132,807
          220,000    Cemex SA Class B                                                      975,797
          818,000    Cifra SA de CV *                                                    1,353,594
          181,915    Controladora Coml Mexicana Classes B and C                            170,685

              See accompanying notes to the financial statements.              7

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     Mexico - continued
        1,601,680    Cydsa SA Class A                                                    2,288,358
          312,000    Dina (Consorcio Grupo Dina) *                                          69,193
          203,400    Empresas ICA Sociedad Controladora ADR                                750,038
           19,000    Empresas La Moderna SA de CV Class A *                                108,988
          644,600    Grupo Carso SA de CV Class A                                        2,498,263
        1,500,000    Grupo Casa Autrey                                                     527,775
          893,705    Grupo Financiero Banamex Acciva Class O *                           1,715,182
          103,529    Grupo Financiero Banamex Class L *                                    155,641
        7,089,795    Grupo Financiero Bancomer SA *                                      1,723,503
        8,697,700    Grupo Financiero Probursa SA de CV Class B *                          927,359
          139,432    Grupo Financiero Santander Class B *                                   63,926
        8,232,755    Grupo Financiero Serfin SA de CV Class B (b) *                          8,778
        3,918,820    Grupo Gigante SA Class B *                                          1,412,263
          554,818    Grupo Mexico Class B                                                2,398,749
           80,200    Grupo Mexico Desarollo Class B ADR *                                   12,531
          500,500    Grupo Radio Centro SA ADR                                           2,439,938
        6,255,000    Grupo Situr SA de CV Class B *                                        120,045
            5,800    Grupo Televisa SA GDR *                                               210,975
        1,997,500    Grupo Tribasa SA ADR *                                              1,373,281
          136,400    Herdez Class BCP                                                       41,302
          163,100    Telefonos de Mexico ADR Class L                                    12,130,563
          665,700    TV Azteca SA ADR                                                    3,370,106
        1,020,800    Vitro SA ADR                                                        4,147,000
                                                                                  -----------------
                                                                                        43,471,018
                                                                                  -----------------
                     Netherlands - 0.0%
           10,000    Ispat International NV Class A (Registered)                           103,750
                                                                                  -----------------

                     Pakistan - 0.7%
        1,002,000    Fauji Fertilizer                                                      990,893
          157,166    Hub Power Co Ltd GDR                                                1,304,478
              500    Karachi Electric Supply *                                                  92
          106,880    Lever Brothers Pakistan Ltd                                         1,771,890
          498,840    Pakistan State Oil                                                  1,202,024
        6,174,600    Pakistan Telecom Corp Ltd Class A                                   2,499,597
            6,600    Pakistan Telecom Corp Ltd GDR *                                       257,400
              297    Sui Southern Gas Pipelines Ltd *                                           56
                                                                                  -----------------
                                                                                         8,026,430
                                                                                  -----------------
                     Peru - 0.0%
          127,604    Cervecerias                                                            43,403
              730    Milpo Minera Class T *                                                    311
                                                                                  -----------------
                                                                                            43,714
                                                                                  -----------------
                     Phillippines - 3.6%
       21,683,000    Aboitiz Equity Ventures Inc                                         1,322,567
        1,459,000    Alsons Cement                                                         117,676
       12,373,920    Ayala Corp                                                          3,352,732
       10,400,000    Ayala Land Inc                                                      2,595,085
        9,825,000    Belle Corporation *                                                   928,639
       29,290,400    Cosmos Bottling Corp                                                1,845,646
       22,832,000    Digital Telecommunications *                                          817,176

8              See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     Phillippines - continued
        3,544,297    DMCI Holdings Inc *                                                   134,000
       13,139,500    EEI Corporation *                                                     351,049
       23,602,000    Empire East Land Holding Inc *                                        398,572
          665,850    Equitable Banking Corp                                              1,426,522
          533,390    Far East Bank & Trust                                                 826,805
       14,052,000    Filinvest Land *                                                    1,115,660
        1,814,000    International Container Terminal *                                    194,316
        1,909,543    Ionics Circuits Inc                                                   673,815
        8,925,000    JG Summit Holdings Inc Class B                                        753,592
        2,638,500    La Tondena Distillers Inc                                           2,660,113
          491,920    Manila Electric Class B                                             1,463,051
          245,670    Metro Bank & Trust Co                                               2,027,900
        9,719,000    Metro Pacific Corp *                                                  352,750
        8,723,000    Petron Corp                                                           780,508
          255,680    Philippine Commercial International Bank                            1,643,312
          247,070    Philippine Long Distance Telephone                                  5,853,706
          150,000    Philippine National Bank *                                            495,274
          823,000    Robinsons Land Corp Class B                                            62,231
        2,145,440    San Miguel Corp Class B                                             3,487,861
          371,200    Security Bank Corp *                                                  299,393
        9,474,000    SM Prime Holdings                                                   1,743,168
        4,248,000    Universal Robina Corp                                                 760,197
                                                                                  -----------------
                                                                                        38,483,316
                                                                                  -----------------
                     Poland - 0.2%
           92,650    Agora SA GDR 144A *                                                 1,019,150
          234,502    Okocimskie Zaklady Piwowarskie SA *                                 1,160,143
                                                                                  -----------------
                                                                                         2,179,293
                                                                                  -----------------
                     Russia - 3.2%
           37,000    Trade House GUM ADR                                                    59,200
        2,649,789    Chelabinsky Tube Work (d) *                                            26,498
           17,100    Dalmoreproduct *                                                          342
          272,800    Electrocila (d) *                                                     463,760
           29,221    Elisb (d) *                                                            10,227
          472,700    Irkutskelectrosviaz (d) *                                              56,724
        3,368,100    Irkutskenergo ADR                                                  14,585,894
        4,931,400    Irkutskenergo (Registered) (d)                                        443,826
           89,030    Kirovsky Plant (d) *                                                  124,642
          274,500    Komineft (d)                                                          288,225
          237,725    Lukoil Holding Co ADR                                               7,012,888
        2,290,387    Norilsk Nickel (Registered) (d) *                                   6,151,521
          135,000    Russia Petroleum (d) *                                                 44,550
           10,000    Seversky Tube Works ADR *                                              91,894
          785,700    St Petersburg Telephone (d)                                           204,282
          500,000    Sun Interbrew Ltd GDR *                                             2,000,000
          811,380    Uralmash Zavody (d)                                                   973,656
        1,360,200    Uralmash Zavody ADR (Registered) *                                  1,632,240
          450,000    Uralmash Zavody ADR 144A *                                            540,000
                                                                                  -----------------
                                                                                        34,710,369
                                                                                  -----------------

              See accompanying notes to the financial statements.              9

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     South Africa - 10.6%
          657,100    AECI Ltd                                                            1,761,054
          783,637    Amalgamated Bank of South Africa                                    4,032,857
          321,618    Anglo American Corp Plc                                            17,704,325
           77,845    Anglo Gold Ltd                                                      3,903,769
        1,229,000    Anglovaal Industries Inc                                              828,494
          240,600    Anglovaal Ltd                                                       1,855,334
          399,800    Comparex Holding Ltd                                                2,478,208
        6,929,404    Consolidated African Mines *                                        1,207,690
          665,880    De Beers Centenary Link Units                                      18,174,298
          311,750    De Beers Consolidated Mines Ltd ADR                                 8,475,703
        2,477,200    Del Monte Royal Foods Ltd                                           1,893,946
           90,000    Ellerine Holdings Ltd                                                 355,146
        9,386,795    ISCOR                                                               3,503,457
          246,008    Liberty International Plc                                           1,840,408
          527,640    Liberty Life Association of Africa Ltd                              6,185,586
        2,135,615    Mawenzi Resources Ltd                                                 175,568
        1,725,940    Murray & Roberts Holdings Ltd                                       1,274,165
        2,560,500    Premier Group Ltd *                                                 1,751,345
          342,720    Randfontein Estates                                                   507,149
          164,000    Randgold Resources Ltd GDR *                                          606,800
          309,500    Randgold & Exploration Co *                                           366,393
        1,112,570    Rembrandt Group Ltd                                                 8,341,531
        5,472,400    Safmarine & Rennies Holdings                                        3,437,121
          588,200    Sage Group Ltd                                                      1,740,809
          240,968    Sappi Ltd                                                           2,222,674
        1,746,910    Sasol Ltd                                                          12,695,400
          570,280    Standard Bank Investment Corp                                       1,781,539
       16,200,260    Sun International Ltd                                               3,675,824
           25,900    Western Areas Gold Mining Co Ltd *                                     72,394
                                                                                  -----------------
                                                                                       112,848,987
                                                                                  -----------------
                     Sri Lanka - 0.0%
        4,590,170    Blue Diamonds Jewelry Ltd *                                            38,398
          333,600    Lanka Walltile Ltd                                                     30,232
          404,200    Lion Brewery Ceylon Ltd                                               146,521
                                                                                  -----------------
                                                                                           215,151
                                                                                  -----------------
                     Taiwan - 2.8%
        4,021,290    Ambassador Hotel *                                                  1,906,932
           60,000    Asustek Computer Inc                                                  644,422
       10,823,400    Chia Hsin Food & Synthetic *                                        3,551,999
        1,816,000    China Manmade Fibers *                                                712,884
          855,550    China Steel                                                           666,331
        3,347,769    China Trust Commercial Bank *                                       3,343,301
        2,325,000    Chung Shing Textile *                                                 576,823
        4,367,000    Chuntex Electronic Co Ltd *                                           740,576
          222,130    First Bank *                                                          348,097
        2,357,680    Formosa Taffeta Co                                                  1,466,030
        1,315,650    Great Wall Enterprise Co                                              487,546
        2,334,000    Hualon Co Ltd *                                                       670,679
          473,000    International Bills Finance Corp *                                    202,019

10              See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     Taiwan - continued
        1,283,700    International Commercial Bank Of China                              1,479,525
        1,149,000    Megamedia Corp *                                                      624,251
       14,430,000    Pacific Construction *                                              3,851,927
        2,202,000    Right Way Industrial Co Ltd                                           705,359
        2,280,900    Taipei Business Bank *                                              2,700,477
        2,928,342    Taitung Business Bank *                                               514,995
        2,835,000    Taiwan Fluorescent Lamp Co *                                          765,675
        2,294,000    Taiwan Pulp and Paper Co *                                            940,149
          528,228    Taiwan Semiconductor *                                              2,239,484
          248,000    United Microelectronics *                                             630,855
          637,000    Wan Yu Paper (b) (d) *                                                    200
        3,181,000    Yieh Loong Co *                                                       849,132
                                                                                  -----------------
                                                                                        30,619,668
                                                                                  -----------------
                     Thailand - 7.3%
          100,700    ABN Amro Asia Securities Pcl *                                        238,918
          593,900    Advanced Info Service Public Co Ltd (Foreign
                     Registered)                                                         8,144,737
        1,098,500    Ban Pu Coal Public Co Ltd (Foreign Registered) *                    2,305,547
        6,719,900    Bangchak Petroleum Public Co Ltd (Foreign
                     Registered) *                                                       1,971,031
        4,722,800    Bangkok Bank Pcl (Foreign Registered) *                            12,005,553
           90,800    Bangkok Insurance (Foreign Registered)                                345,634
        4,257,600    Bangkok Rubber Public Co Ltd (Foreign Registered) *                   910,242
        4,320,000    Bank of Ayudhya Pcl (Foreign Registered) *                          1,942,902
          354,900    BEC World Public Co Ltd (Foreign Registered)                        2,202,221
        1,215,970    CP Feedmill Public Co Ltd (Foreign Registered) (d)                  3,709,255
          964,160    Delta Electronics Public Co Ltd (Foreign Registered)                7,641,889
        1,306,460    Electricity Generating Public Co Ltd (Foreign
                     Registered)                                                         2,043,739
        7,668,959    Industrial Finance Corp of Thailand (Foreign
                     Registered)                                                         3,798,989
          154,510    Italian-Thai Development Public Co. Ltd (d) *                         239,530
          333,900    Jasmine International Public Co (Foreign
                     Registered) *                                                         154,523
          631,000    Krung Thai Bank Public Co Ltd *                                       246,774
        1,837,200    Land & House Public Co Ltd (Foreign Registered) *                   2,778,193
          151,100    Lanna Lignite Pcl (Foreign Registered)                                144,777
          203,519    PTT Exploration and Production Public Co Ltd
                     (Foreign Registered) *                                              1,602,470
        1,859,000    Ruang Khao Fund (Foreign Registered) *                                310,197
          677,500    Saha Pathana International Holdings Pcl
                     (Foreign Registered)                                                  763,965
        2,230,500    Saha Union Public Co Ltd (Foreign Registered)                         799,619
          483,092    Shinawatra Computer Public Co Ltd (Foreign
                     Registered) *                                                       2,204,174
           70,687    Siam Cement Pcl (Foreign Registered) *                              1,828,223
        4,024,300    Siam Commercial Bank Pcl (Foreign Registered) *                     4,511,665
          399,000    Siam Pulp & Paper (Foreign Registered) *                              853,031
          201,512    Singer Pcl (Foreign Registered)                                       367,771
        3,108,050    Star Block Co Ltd (Foreign Registered) *                                8,103
        4,671,213    Telecomasia (Foreign Registered) *                                  4,475,742
        1,007,000    Thai Airways International (Foreign Registered) *                   1,772,194
        2,002,300    Thai Farmers Bank Pcl (Foreign Registered) *                        2,871,242
        1,540,850    Thai German Ceramics Industry (Foreign Registered) *                  441,907
        5,397,880    Thai Petrochemical (Foreign Registered) *                           2,673,960
          105,200    Thai Plastic & Chemical (Foreign Registered)                          208,453
        3,138,800    Thai Telephone & Telecommunications (Foreign
                     Registered) *                                                         728,336

              See accompanying notes to the financial statements.             11

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares          Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     Thailand - continued
          966,778    United Broadcasting Pcl (Foreign Registered) *                        617,548
        1,159,700    United Communication Industries (Foreign Registered) *              1,043,140
                                                                                  -----------------
                                                                                        78,906,194
                                                                                  -----------------
                     Turkey - 0.3%
      395,561,705    Bekoteknik                                                          2,885,044
                                                                                  -----------------

                     Venezuela - 1.0%
        2,164,473    Banco Provincial                                                    1,729,986
          160,606    Ceramica Carabobo Class B ADR *                                       104,394
          187,800    Compania Anonima Nacional Telefonos de Venezuela
                     (CANTV) ADR                                                         3,744,263
       10,243,115    Electricidad De Caracas                                             2,941,026
           63,500    Electricidad De Caracas ADR                                           904,875
              778    International Briquettes Holding                                        1,507
           40,181    Mantex SA Class A Sponsored ADR *                                     271,222
          160,000    Manufacturas de Papel CA ADR                                          160,000
          125,000    Mercantil Servicios Financieros ADR *                                 343,750
               23    Siderurgica Venezolana (Sivensa) Class B                                    1
          164,766    Siderurgica Venezolana (Sivensa) Registered ADR Class A               288,341
          723,926    Venepal SA Class B GDR 144A                                             7,239
        1,107,354    Venezolana de Cementes                                                312,587
          292,673    Venezolana de Cementes Tipo II                                         82,617
                                                                                  -----------------
                                                                                        10,891,808
                                                                                  -----------------

                     TOTAL COMMON STOCKS (Cost $870,015,464)                           848,880,950
                                                                                  -----------------

                     PREFERRED STOCKS - 11.0%
                     Brazil - 5.6%
        7,831,000    Acos Villares SA *                                                     77,414
       22,920,000    Alpargatas de Sao Paolo                                               834,755
      951,285,231    Banco Bradesco SA                                                   3,761,586
       67,516,200    Banco Estado Sao Paulo                                              2,090,473
      148,940,000    Banco Nacional (b) *                                                      775
       33,080,000    Belgo Mineira (Registered)                                          1,066,925
      412,825,003    Bombril SA                                                          1,116,904
        5,108,000    Brahma PN                                                           2,702,828
       47,500,000    Caemi Mineracao e Metalurgica SA                                    1,507,544
       60,942,827    Cemig                                                                 938,558
      167,200,000    Cia Energetica de Sao Paolo SA (Registered)                           690,722
       34,000,000    Cia Energetica Perna Class A                                           88,450
    1,123,059,000    Companhia de Acos Especiais Itabira-Acesita                           333,061
      167,200,000    Companhia de Geracao de Energia Eletrica Paranapanema                 604,599
      167,200,000    Companhia de Geracao de Energia Eletrica Tiete *                      537,615
      167,200,000    Companhia de Transmissao de Energia Eletrica Paulista                 221,831
       13,889,000    Copene-Petroquimica do Nordeste SA Class A                          2,153,445
            5,700    Cosipa PN Class B                                                      43,002
      195,099,710    Electrobras Class B (Registered)                                    3,080,789
      162,100,000    Elektro                                                               421,696
      594,000,000    Fertilizantes Fosfatados                                            1,869,771
      659,062,710    Gerasul                                                               462,921

12             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares/
     Par Value       Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     Brazil - continued
       17,500,000    Gerdau SA                                                             264,048
        3,187,000    Industrias Klabin de Papel e Celulose SA                            1,508,933
        6,482,353    Investimentos Itau SA                                               2,967,593
        1,336,261    Iochpe Maxion *                                                        21,560
      559,080,000    Iparanga Brasil de Petroleo                                         3,196,821
       12,680,000    Itaubanco SA (Registered)                                           5,871,592
      353,450,328    Lojas Americanas (Registered)                                         902,935
       42,420,000    Mesbla (Registered) *                                                   3,752
      335,746,000    Olvebra *                                                              59,393
      199,400,000    Petrobras Distribuidora SA                                          1,344,549
       61,346,000    Petroleo Brasileiro SA (Petrobras)                                  8,202,873
          980,000    Sadia Frigobras SA (Registered)                                       596,566
      415,600,000    Siderurgica de Tubarao                                              3,675,963
          220,000    Suzano (Registered)                                                   224,350
       49,522,000    Telebras SA Preferred (Registered)                                      1,546
       49,522,000    Telecomunicacoes Brasileiras SA *                                   3,692,249
       10,500,000    Telesp SA                                                             920,416
        6,520,152    Unipar                                                              1,662,266
          350,540    Usinas Siderurgicas de Minas Gerais SA (Usiminas)                   1,012,225
          499,000    Varig (Registered)                                                    233,663
       13,100,000    Votorantim Celulose e Papel SA                                        408,949
                                                                                  -----------------
                                                                                        61,377,906
                                                                                  -----------------
                     Korea - 5.2%
          125,240    Dongbu Steel Co                                                       561,219
          391,263    Samsung Electronics (Non Voting)                                   55,681,647
                                                                                  -----------------
                                                                                        56,242,866
                                                                                  -----------------
                     Russia - 0.1%
          100,800    Krasny Red Oct 144A (d)                                                40,320
          129,200    Lukoil Holding Sponsored ADR (d)                                      759,050
               30    Rostelecom (d)                                                             12
                                                                                  -----------------
                                                                                           799,382
                                                                                  -----------------
                     Thailand - 0.1%
          550,000    Siam Commercial Bank Ltd *                                            623,778
                                                                                  -----------------


                     TOTAL PREFERRED STOCKS (Cost $111,061,988)                        119,043,932
                                                                                  -----------------

                     DEBT OBLIGATIONS - 2.6%
                     India - 0.0%
INR             8    National Aluminum Co of India, 14.50% due 12/31/25                        184
                                                                                  -----------------

                     U.S. Government - 2.6%
  $    24,546,834    U.S. Treasury Inflation Indexed Note, 3.375% due
                     1/15/07 (c)                                                        23,480,593
  $     4,357,663    U.S. Treasury Inflation Indexed Note, 3.875% due
                     1/15/09 (c)                                                         4,297,745
                                                                                  -----------------
                                                                                        27,778,338
                                                                                  -----------------

                     TOTAL DEBT OBLIGATIONS (Cost $28,164,147)                          27,778,522
                                                                                  -----------------

        See accompanying notes to the financial statements.                   13

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

      Shares/
     Par Value ($)   Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     INVESTMENT FUNDS - 2.3%
                     Brazil - 0.1%
           76,400    Brazil Fund Inc                                                       955,000
                                                                                  -----------------

                     Chile - 0.2%
           22,000    Chile Fund Inc                                                        240,625
          241,900    Five Arrows Chile Investment Trust Ltd                                529,205
          474,600    Five Arrows Chile Investment Trust Ltd  Convertible Units *         1,070,223
                                                                                  -----------------
                                                                                         1,840,053
                                                                                  -----------------
                     India - 0.0%
              100    Uti Masterplus 1991 Unit *                                                 56
           10,400    UTI Masterplus 1991 *                                                   5,826
                                                                                  -----------------
                                                                                             5,882
                                                                                  -----------------
                     Kazakhstan - 0.1%
          450,000    Kazakhstan Investment Fund (d) (e) *                                1,237,500
                                                                                  -----------------

                     Poland - 1.2%
          603,111    CHP Investors (d) (e) *                                               513,670
        4,102,132    OBP Investors (d) (e)                                               5,163,353
        5,500,000    Polimex Investment Fund (d) (e)                                     5,500,000
        1,964,434    Templeton Emerging European Fund (d) (e) *                          1,736,953
                                                                                  -----------------
                                                                                        12,913,976
                                                                                  -----------------
                     Romania - 0.1%
            4,500    Romanian Investment Fund (d) (e) *                                  1,575,000
                                                                                  -----------------

                     Russia - 0.4%
       10,000,000    New Century Holdings LP (d) (e) *                                   4,648,000
                                                                                  -----------------

                     Thailand - 0.1%
        1,500,000    Ruam Pattana Fund (Registered) (d) *                                  234,650
               70    Thailand International Fund IDR                                       674,100
                                                                                  -----------------
                                                                                           908,750
                                                                                  -----------------
                     Ukraine - 0.0%
           16,667    Societe Generale Thalmann Ukraine Fund (d) (e) *                      433,342
                                                                                  -----------------

                     United States - 0.1%
           71,400    Morgan Stanley Emerging Markets Fund                                  798,788
                                                                                  -----------------


                     TOTAL INVESTMENT FUNDS (Cost $39,900,023)                          25,316,291
                                                                                  -----------------

                     EQUITY LINKED SECURITIES - 1.6%
                     Chile - 1.5%
  $    12,779,671    Citibank-Nassau Chilean Equity Time Deposit, 3.50%
                     due 4/03/00 (e) (f) *                                              13,133,668
  $     3,389,966    Citibank-Nassau Chilean Equity Time Deposit, 3.50%
                     due 4/27/00 (e) (f) *                                               3,445,222
                                                                                  -----------------
                                                                                        16,578,890
                                                                                  -----------------

14            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

      Shares/
     Par Value       Description                                                        Value ($)
---------------------------------------------------------------------------------------------------
                     Russia - 0.1%
           32,787    Renaissance Sberbank Note (d) (e) (g) *                               935,754
                                                                                  -----------------

                     TOTAL EQUITY LINKED SECURITIES (Cost $28,348,528)                  17,514,644
                                                                                  -----------------

                     CONVERTIBLE SECURITIES - 0.8%
                     Indonesia - 0.4%
  $    26,000,000    APP Finance (VI) Convertible, 0.00% due 11/18/12                    4,420,000
  $       500,000    APP Finance (VII) Convertible, 3.50% due 4/30/03                      311,900
                                                                                  -----------------
                                                                                         4,731,900
                                                                                  -----------------
                     Korea - 0.0%
  $       500,000    Daewoo Corp Convertible, Zero Coupon, due 12/31/07                    275,000
                                                                                  -----------------

                     Poland - 0.0%
DEM        25,000    Elektrim SA, 2.00% due 5/30/04                                         16,202
                                                                                  -----------------

                     South Africa - 0.1%
  $     1,100,000    Randgold Finance Convertible, 7.00% due 10/03/01                      625,680
                                                                                  -----------------

                     Thailand - 0.3%
  $     5,030,000    Bangkok Bank Public Co Convertible, 3.25% due 3/3/04                2,565,300
  $       358,000    Bangkok Land Cayman Island Convertible, 4.50% due 10/13/03             32,220
  $     1,814,000    MDX Public Co Ltd Convertible, 4.75% due 9/17/03                      181,400
CHF     2,800,000    NTS Steel Group Convertible, 1.00% due 12/17/03                        73,923
  $       630,000    Somprasong Land Co Convertible, 3.88% due 1/21/04                       6,300
                                                                                  -----------------
                                                                                         2,859,143
                                                                                  -----------------

                     TOTAL CONVERTIBLE SECURITIES (Cost $14,409,411)                     8,507,925
                                                                                  -----------------

                     RIGHTS & WARRANTS - 0.3%
                     Brazil - 0.0%
       84,234,574    Mesbla Preferred Rights 12/31/25 *                                          4
                                                                                  -----------------

                     Greece - 0.0%
            4,386    Commercial Bank of Greece Rights 10/01/99 *                           100,282
                                                                                  -----------------

                     Indonesia - 0.0%
          226,076    Indah Kiat Pulp & Paper Warrants 4/13/01 *                             55,967
                                                                                  -----------------

                     Malaysia - 0.0%
           98,666    Amsteel Corp Warrants 5/19/00 *                                        11,424
           43,600    UMW Holding Berhad Warrants 1/26/05 *                                  35,109
          206,000    YTL Corp Warrants 6/26/09 *                                           124,684
                                                                                  -----------------
                                                                                           171,217
                                                                                  -----------------
                     Mexico - 0.0%
           38,886    Grupo Mexico Class B Warrants 8/9/01 *                                148,222
                                                                                  -----------------

                     Phillippines - 0.1%
        2,523,700    Jolliebee FDS Warrants 3/24/03 *                                    1,113,163
                                                                                  -----------------

              See accompanying notes to the financial statements.             15

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

      Shares/
     Par Value ($)   Description                                                       Value ($)
---------------------------------------------------------------------------------------------------
                     South Africa - 0.0%
            2,461    Randfontein Estates Warrants 7/01/02 *                                    546
                                                                                  -----------------

                     Thailand - 0.2%
          550,000    Siam Commercial Bank Ltd Warrants 5/10/02 *                           247,360
        2,002,300    Thai Farmers Bank Rights 12/31/49 *                                 1,827,154
                                                                                  -----------------
                                                                                         2,074,514
                                                                                  -----------------

                     TOTAL RIGHTS & WARRANTS (Cost $3,038,855)                           3,663,915
                                                                                  -----------------

                     FULLY PAID SWAPS - 0.1%
                     India - 0.1%
  $     1,035,000    Garden Silk Mills Swap (h)                                            299,794
  $       369,750    India Cements Swap (h)                                                856,803
  $       215,000    Sanghi Polyester Swap (h)                                              23,445
                                                                                  -----------------
                                                                                         1,180,042
                                                                                  -----------------

                     TOTAL FULLY PAID SWAPS (Cost $471,402)                              1,180,042
                                                                                  -----------------

                     SHORT-TERM INVESTMENTS - 3.7%
                     Cash Equivalents - 3.3%
  $    15,100,000    First National Bank of Chicago Time Deposit 5.50%
                     due 9/01/99                                                        15,100,000
       20,225,300    The Boston Global Investment Trust (a)                             20,225,300
                                                                                  -----------------
                                                                                        35,325,300
                                                                                  -----------------
                     U.S. Government - 0.4%
  $     3,825,000    U.S. Treasury Bill, 4.66% due 10/14/99 (c)                          3,804,304
                                                                                  -----------------


                     TOTAL SHORT-TERM INVESTMENTS (Cost $39,129,582)                    39,129,604
                                                                                  -----------------

                     TOTAL INVESTMENTS - 101.2%
                     (Cost $1,134,539,400)                                           1,091,015,825

                     Other Assets and Liabilities (net) - (1.2%)                       (13,451,089)
                                                                                  -----------------

                     TOTAL NET ASSETS - 100.0%                                  $    1,077,564,736
                                                                                  =================

16            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


--------------------------------------------------------------------------------
                     Notes to the Schedule of Investments:

                     ADR   American Depositary Receipt
                     GDR   Global Depository Receipt

                     CHF   Swiss Franc
                     DEM   German Mark
                     INR   Indian Rupiah

                     (a) Represents investment of security lending collateral (Note 1).

                     (b)  Bankrupt issuer.

                     (c) Security, or a portion thereof, has been segregated to cover margin requirements on open swap contracts
                          (Note 6).

                     (d)  Valued by management (Note 1).

                     (e) Security is restricted as to public resale. The aggregate market value of restricted securities is $38,322,462 or 3.6% of net assets.

                     (f) A derivative security whose price is linked to the return on a basket of Chilean asset investments.

                     (g) A derivative security whose price is linked to the return on a basket of Russian securities.

                     (h) A derivative security whose price is linked to the return on the underlying security.

                     144A Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                     *    Non-income producing security.

              See accompanying notes to the financial statements.             17

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


--------------------------------------------------------------------------------

                     At August 31, 1999, industry sector diversification of the Fund's equity investments was as follows:

                     Industry Sector


                     Telecommunications                       10.2%
                     Electronic Equipment                     10.0
                     Banking                                   8.1
                     Metals and Mining                         8.0
                     Conglomerates                             6.2
                     Utilities                                 5.4
                     Consumer Goods                            5.4
                     Financial Services                        4.9
                     Food and Beverage                         4.5
                     Construction                              4.5
                     Oil and Gas                               4.4
                     Real Estate                               3.3
                     Transportation                            2.2
                     Automotive                                2.1
                     Paper and Allied Products                 2.0
                     Services                                  1.9
                     Chemicals                                 1.9
                     Machinery                                 1.3
                     Communications                            1.3
                     Textiles                                  1.2
                     Insurance                                 0.9
                     Retail Trade                              0.7
                     Health Care                               0.4
                     Computers                                 0.1
                     Miscellaneous                             9.1
                                                          ========
                                                             100.0%
                                                          ========

18            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
---------------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $1,134,539,400) (Note 1)             $  1,091,015,825
     Foreign currency, at value (cost $14,826,884) (Note 1)                 14,879,307
     Receivable for investments sold                                         8,225,963
     Receivable for open swap contracts (Notes 1 and 6)                      3,923,892
     Foreign withholding taxes receivable                                    1,263,684
     Dividends and interest receivable                                       3,746,269
     Receivable for expenses waived or borne by Manager (Note 2)                17,555
                                                                       ----------------
         Total assets                                                    1,123,072,495
                                                                       ----------------

Liabilities:
     Due to Custodian                                                          247,628
     Payable for investments purchased                                      19,816,350
     Payable upon return of securities loaned (Note 1)                      20,225,300
     Payable for Fund shares redeemed                                           25,000
     Accrued capital gain and repatriation taxes payable (Note 1)            1,623,846
     Accrued Malaysian repatriation taxes (Note 1)                           2,416,739
     Payable to affiliate for (Note 2):
         Management fee                                                        726,411
         Shareholder service fee                                               122,003
     Accrued expenses                                                          304,482
                                                                       ----------------

         Total liabilities                                                  45,507,759
                                                                       ----------------

Net assets                                                            $  1,077,564,736
                                                                       ================
Net assets consist of:
     Paid-in capital                                                  $  1,474,881,135
     Accumulated undistributed net investment income                         3,901,186
     Accumulated net realized loss                                        (357,654,436)
     Net unrealized depreciation                                           (43,563,149)
                                                                       ----------------

                                                                      $  1,077,564,736
                                                                       ================
Net assets attributable to:
     Class III Shares                                                 $    748,460,242
                                                                       ================
     Class IV Shares                                                  $    329,104,494
                                                                       ================
Shares outstanding:
     Class III                                                              80,189,201
                                                                       ================
     Class IV                                                               35,283,859
                                                                       ================
Net asset value per share:
     Class III                                                        $           9.33
                                                                       ================
     Class IV                                                         $           9.33
                                                                       ================

              See accompanying notes to the financial statements.             19

GMO Emerging Markets Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
-----------------------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $1,492,550)                       $   11,100,764
     Interest (including security lending income of $77,940)                         2,287,075
                                                                                 --------------

         Total income                                                               13,387,839
                                                                                 --------------
Expenses:
     Management fee (Note 2)                                                         4,126,443
     Custodian fees                                                                    947,136
     Audit fees                                                                         37,930
     Legal fees                                                                         24,251
     Transfer agent fees                                                                22,905
     Trustees fees (Note 2)                                                              4,962
     Registration fee                                                                      364
     Miscellaneous                                                                      43,590
     Fees waived or borne by Manager (Note 2)                                          (94,092)
                                                                                 --------------
                                                                                     5,113,489
     Shareholder service fee (Note 2)
         Class III                                                                     513,038
         Class IV                                                                      176,057
                                                                                 --------------

         Net expenses                                                                5,802,584
                                                                                 --------------

             Net investment income                                                   7,585,255
                                                                                 --------------
Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                                           (23,563,995)
             Closed swap contracts                                                  28,790,720
             Foreign currency, forward contracts and foreign
                 currency related transactions                                      (2,991,712)
                                                                                 --------------
                    Net realized gain                                                2,235,013
                                                                                 --------------
         Change in net unrealized appreciation (depreciation) on:
             Investments (Note 1)                                                  349,778,847
             Open swap contracts                                                     3,393,581
             Foreign currency, forward contracts and foreign
                 currency related transactions                                        (514,293)
                                                                                 --------------
                    Net unrealized gain                                            352,658,135
                                                                                 --------------

         Net realized and unrealized gain                                          354,893,148
                                                                                 --------------
Net increase in net assets resulting from operations                            $  362,478,403
                                                                                 ==============

20              See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------
                                                     Six Months Ended
                                                      August 31, 1999             Year Ended
                                                        (Unaudited)           February 28, 1999
                                                    --------------------     --------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                         $          7,585,255     $         31,085,801
     Net realized gain (loss)                                 2,235,013             (323,752,478)
     Change in net unrealized appreciation
         (depreciation)                                     352,658,135             (201,053,937)
                                                    --------------------     --------------------

     Net increase (decrease) in net assets
         resulting from operations                          362,478,403             (493,720,614)
                                                    --------------------     --------------------

Distributions to shareholders from:
     Net investment income
         Class III                                                    -              (16,087,702)
         Class IV                                                     -               (9,786,346)
                                                    --------------------     --------------------
         Total distributions from net
           investment income                                          -              (25,874,048)
                                                    --------------------     --------------------

     Net realized gains
         Class III                                                    -              (10,825,261)
         Class IV                                                     -               (8,023,682)
                                                    --------------------     --------------------
         Total distributions from net
           realized gains                                             -              (18,848,943)
                                                    --------------------     --------------------

     In excess of net realized gains
         Class III                                                    -                  (49,311)
         Class IV                                                     -                  (36,550)
                                                    --------------------     --------------------
         Total distributions in excess of
           net realized gains                                         -                  (85,861)
                                                    --------------------     --------------------

                                                                      -              (44,808,852)
                                                    --------------------     --------------------
Net share transactions:  (Note 5)
         Class III                                          (15,936,970)             (77,844,893)
         Class IV                                           (54,904,890)            (183,333,072)
                                                    --------------------     --------------------
     Decrease in net assets resulting from
         net share transactions                             (70,841,860)            (261,177,965)
                                                    --------------------     --------------------


     Total increase (decrease) in net assets                291,636,543             (799,707,431)

Net assets:
     Beginning of period                                    785,928,193            1,585,635,624
                                                    --------------------     --------------------

     End of period (including accumulated
         undistributed net investment
         income of $3,901,186 and
         distributions in excess of net
         investment income of $3,684,069,
         respectively)                             $      1,077,564,736     $        785,928,193
                                                    ====================    =====================

              See accompanying notes to the financial statements.             21

GMO Emerging Markets Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                       Six Months Ended                             Year Ended February 28/29
                                        August 31, 1999     ----------------------------------------------------------------------
                                          (Unaudited)           1999           1998            1997            1996         1995
                                      -----------------     ----------     ----------      ----------      ---------     ---------
Net asset value, beginning of period  $            6.31     $     9.56     $    12.49      $    10.54      $    9.52     $   12.13
                                      -----------------     ----------     ----------      ----------      ---------     ---------

Income (loss) from investment
operations:
  Net investment income                            0.06           0.25           0.16 +          0.13           0.10          0.05
  Net realized and unrealized
  gain (loss)                                      2.96          (3.19)         (1.76)           1.96           1.06         (2.37)
                                      -----------------     ----------     ----------      ----------      ---------     ---------

    Total from investment operations               3.02          (2.94)         (1.60)           2.09           1.16         (2.32)
                                      -----------------     ----------     ----------      ----------      ---------     ---------

Less distributions to shareholders
from:
  Net investment income                               -          (0.19)         (0.25)          (0.14)         (0.01)        (0.07)
  Net realized gains                                  -          (0.12)         (0.71)              -          (0.13)        (0.22)
  In excess of net realized gains                     -          (0.00)(d)      (0.37)              -              -             -
                                      -----------------     ----------     ----------      ----------      ---------     ---------
     Total distributions                              -          (0.31)         (1.33)          (0.14)         (0.14)        (0.29)
                                      -----------------     ----------     ----------      ----------      ---------     ---------

Net asset value, end of period        $            9.33     $     6.31     $     9.56      $    12.49      $   10.54     $    9.52
                                      =================     ==========     ==========      ==========      =========     =========

Total Return (a)                                  47.86%        (30.96%)       (12.94%)         19.98%         12.24%       (19.51%)

Ratios/Supplemental Data:

       Net assets, end of period
       (000's)                        $         748,460     $  524,741     $  913,615      $1,725,651      $ 907,180     $ 384,259
       Net expenses to average
         daily net assets                          1.15% *        1.16%          1.24% (c)       1.24% (c)      1.35%         1.58%
       Net investment income to
         average daily net assets                  1.47% *        2.75%          1.30%           1.40%          1.31%         0.85%
       Portfolio turnover rate                       42%            76%            88%             41%            35%           50%
       Fees and expenses voluntarily
         waived or borne by the
         Manager consisted of the
         following per share amounts: $               - (b) $     0.02     $     0.03      $     0.02      $       - (b) $       -

*    Annualized.
+    Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.
(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .06% and .035% of average daily net assets for the years ended February 28, 1997 and 1998, respectively.
(d)  The distribution in excess of net realized gains was $0.0005.

22            See accompanying notes to the financial statements

GMO Emerging Markets Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                       Six Months Ended                            Period from January 9, 1998
                                                       August 31, 1999          Year Ended         (commencement of operations)
                                                         (Unaudited)          February 28, 1999        to February 28, 1998
                                                      ------------------     -------------------       --------------------
Net asset value, beginning of period                 $             6.31     $              9.56       $               8.62
                                                      ------------------     -------------------       --------------------

Income (loss) from investment operations:
  Net investment income                                            0.07 +                  0.28                       0.01 +
  Net realized and unrealized gain (loss)                          2.95                   (3.21)                      0.93
                                                      ------------------     -------------------       --------------------

    Total from investment operations                               3.02                   (2.93)                      0.94
                                                      ------------------     -------------------       --------------------

Less distributions to shareholders from:
  Net investment income                                               -                   (0.20)                         -
  Net realized gains                                                  -                   (0.12)
  In excess of net realized gains                                     -                   (0.00)(d)                      -
                                                      ------------------     -------------------       --------------------
     Total distributions                                              -                   (0.32)                         -
                                                      ------------------     -------------------       --------------------

Net asset value, end of period                       $             9.33     $              6.31       $               9.56
                                                      ==================     ===================       ====================

Total Return (a)                                                  48.10%                 (31.01%)                    10.90%


Ratios/Supplemental Data:

     Net assets, end of period (000's)               $          329,104     $           261,187       $            672,020
     Net expenses to average
           daily net assets                                        1.11% *                 1.12%                      1.22% * (c)
     Net investment income to average
           daily net assets                                        1.53% *                 2.87%                      0.65% *
     Portfolio turnover rate                                         42%                     76%                        88%
     Fees and expenses voluntarily waived
          or borne by the Manager consisted
          of the following per share amounts:        $               - (b)  $              0.02       $                  - (b)


*    Annualized
+    Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(b) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.
(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(d)  The distribution in excess of net realized gains was $0.0005.

              See accompanying notes to the financial statements              23

GMO Emerging Markets Fund
(A Series of GMO Trust)


Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Emerging Markets Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa, and Europe ("Emerging Markets"). The Fund's current benchmark is the IFC Investable Index.

     The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transaction and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 1999.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instruments. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999 there were no open written option contracts.

GMO Emerging Markets Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Futures contracts
     The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 1999, there were no outstanding futures contracts.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as

GMO Emerging Markets Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1999.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $19,472,370 collateralized by cash in the amount of $20,225,300 which was invested in a short-term instrument.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. At February 28, 1999, the Fund had a capital loss carryforward available to offset future capital gains, if any, of $252,511,867, expiring in 2007.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded an accrual in the amount of $1,623,846 for potential capital gains and repatriation taxes at August 31, 1999. The accrual for capital gains and repatriation taxes is included in net realized and unrealized gain in the Statement of Operations.

     Effective February 4, 1999, the Malaysian government imposed levies on the repatriation by foreigners of proceeds from the sale of Malaysian securities. Funds invested in Malaysia prior to February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, were subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $2,416,739 for potential

GMO Emerging Markets Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     repatriation tax on principal invested prior to February 15, 1999. Effective September 1, 1999, the Malaysian government exempted funds invested prior to February 15, 1999 from all levies, and such funds may now be freely repatriated. Accordingly, effective September 1, 1999 no accrual for potential Malaysian repatriation taxes is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is 1.60% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1999, the Fund received $760,154 in purchase premiums and $379,265 in redemption fees. There is no premium for reinvested distributions. While no purchase

GMO Emerging Markets Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .20% may be charged on certain in-kind transactions.

     Investment risk
     Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .105% for Class IV shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of 1.00% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceeded .81% of average daily net assets.

     The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $4,962. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Emerging Markets Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, were as follows:

                                                       Purchases       Proceeds
                                                    --------------   -------------
      U.S. Government securities                    $  12,757,237   $  13,659,787
      Investments (non-U.S. Government securities)    387,086,743     413,611,242

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                        Gross Unrealized    Gross Unrealized    Net Unrealized
      Aggregate Cost      Appreciation        Depreciation       Depreciation
     ----------------  ------------------  ------------------  ----------------
      $1,134,539,400      $233,424,047       $(276,947,622)     $(43,523,575)


4.   Principal shareholder

     At August 31, 1999, 14.8% of the outstanding shares of the Fund were held by one shareholder.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                   Six Months Ended                           Year Ended
                                    August 31, 1999                       February 28, 1999
                             --------------------------------     --------------------------------
     Class III:                 Shares            Amount              Shares            Amount
                             --------------  ----------------     ---------------  ---------------
     Shares sold                 7,037,835  $     62,971,129          16,151,855  $   124,491,194

     Shares issued to
     shareholders in
     reinvestment of
     distributions                       -                 -           3,383,887       22,834,853

     Shares repurchased         (9,956,477)      (78,908,099)        (31,966,910)    (225,170,940)
                             --------------  ----------------     ---------------  ---------------

     Net decrease               (2,918,642) $    (15,936,970)        (12,431,168)  $  (77,844,893)
                             ==============  ================     ===============  ===============

GMO Emerging Markets Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Share transactions - continued

                                   Six Months Ended                         Year Ended
                                    August 31, 1999                     February 28, 1999
                             -------------------------------    --------------------------------
     Class IV:                  Shares           Amount             Shares            Amount
                             --------------  ---------------    ---------------   --------------
     Shares sold                 1,997,126  $    15,238,070          1,052,163  $    11,220,974

     Shares issued to
     shareholders in
     reinvestment of
     distributions                       -                -          1,540,180       10,691,678

     Shares repurchased
                                (8,114,276)     (70,142,960)       (31,493,803)    (205,245,724)
                             --------------  ---------------    ---------------  ---------------

     Net decrease               (6,117,150) $   (54,904,890)       (28,901,460) $  (183,333,072)
                             ==============  ===============    ===============  ===============

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:

     Swap agreements

       Notional      Expiration                                                                   Net Unrealized
        Amount          Date                              Description                              Appreciation
     ------------    ----------   -----------------------------------------------------------    ---------------
     $   307,199      11/02/99    Agreement with Credit Suisse First Boston dated 11/02/98       $        86,556
                                  to receive (pay) the change in market value of a basket of selected securities (including dividends) and to pay the
                                  notional amount multiplied by 6 month LIBOR adjusted by a
                                  specified spread.

       5,000,000       2/25/00    Agreement with Credit Suisse Financial Products dated                1,813,108
                                  2/23/99 to receive (pay) the notional amount multiplied by the return on the MSCI Taiwan Index and to pay the
                                  notional amount multiplied by 12 month LIBOR adjusted by a specified spread.

GMO Emerging Markets Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements - continued

         Notional    Expiration                                                                   Net Unrealized
          Amount        Date                              Description                              Appreciation
        ---------    ----------   -----------------------------------------------------------    ---------------
       $2,526,029     3/13/00     Agreement with Credit Agricole Indosuez (W.I. Carr) dated     $        159,764
                                  3/12/99 to receive (pay) the notional amount multiplied by the return on the MSCI Taiwan Index and to pay the
                                  notional amount multiplied by 6 month LIBOR adjusted by a
                                  specified spread.

        3,735,370     3/16/00     Agreement with Credit Agricole Indosuez (W.I. Carr) dated              146,943
                                  3/16/99 to receive (pay) the notional amount multiplied by the return on the MSCI Taiwan Index and to pay the
                                  notional amount multiplied by 3 month LIBOR adjusted by a
                                  specified spread.

        3,810,744     3/17/00     Agreement with Credit Agricole Indosuez (W.I. Carr) dated                7,533
                                  3/17/99 to receive (pay) the notional amount multiplied by the return on the MSCI Taiwan Index and to pay the
                                  notional amount multiplied by 3 month LIBOR adjusted by a
                                  specified spread.

        6,050,866     4/28/00     Agreement with Goldman Sachs International dated 4/12/99               874,695
                                  to receive (pay) the notional amount multiplied by the
                                  return on the MSCI Taiwan Index and to pay the notional
                                  amount multiplied by 12 month LIBOR adjusted by a
                                  specified spread.

        6,312,063     4/28/00     Agreement with Goldman Sachs International dated 4/29/99               821,467
                                  to receive (pay) the notional amount multiplied by the
                                  return on the MSCI Taiwan Index and to pay the notional
                                  amount multiplied by 6 month LIBOR adjusted by a specified spread.

GMO Emerging Markets Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements - continued

         Notional    Expiration                                                                   Net Unrealized
          Amount        Date                              Description                              Appreciation
        ---------    ----------   -----------------------------------------------------------    ---------------
       $4,000,000     8/30/00     Agreement with Lehman Brothers Finance S.A. dated 8/17/99     $         13,826
                                  to receive (pay) the notional amount multiplied by the
                                  return on the MSCI Taiwan Index and to pay the notional
                                  amount multiplied by 3 month LIBOR adjusted by a specified spread.
                                                                                               -----------------
                                                                                                $      3,923,892
                                                                                               =================

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 COMMON STOCKS - 91.3%
                 Australia - 4.3%
        35,800   Amcor Ltd                                                               186,243
         7,600   AMP Ltd                                                                  75,584
        33,795   Australia and New Zealand Banking Group Ltd                             219,416
        21,500   Bank of Western Australia                                                46,987
        71,700   Boral Ltd                                                               109,641
         6,334   Broken Hill Proprietary Ltd                                              68,002
        12,600   Caltex Australia Ltd                                                     25,208
        32,698   Coles Myer Ltd                                                          182,106
        94,100   Colonial Ltd                                                            353,080
        11,756   Commonwealth Bank of Australia                                          184,682
       119,563   CSR Ltd                                                                 304,718
        14,300   David Jones Ltd                                                          11,207
        78,100   Delta Gold                                                              109,873
        26,500   Email Ltd                                                                47,277
        41,929   Fosters Brewing Group Ltd                                               122,622
        36,900   General Property Trust Units                                             62,539
         5,000   GIO Australia Holdings Ltd                                                8,063
        27,700   Goodman Fielder Ltd                                                      25,415
        23,700   Harvey Norman Holdings                                                  248,191
         4,400   Jupiters Ltd                                                             10,233
         7,100   Leighton Holdings                                                        28,310
        27,900   MIM Holdings Ltd                                                         21,865
        30,229   National Australia Bank Ltd                                             456,279
        81,700   National Food Ltd                                                       138,987
        75,500   National Mutual Holdings                                                114,971
        10,100   Newcrest Mining Ltd *                                                    23,810
       154,603   News Corp Ltd                                                         1,127,886
       168,315   Normandy Mining Ltd                                                     120,111
        16,749   North Broken Hill Peko Ltd                                               36,924
        61,500   Pacific Dunlop Ltd                                                       91,300
        94,552   Pioneer International Ltd                                               240,975
        21,674   PMP Communications Ltd                                                   37,700
       139,635   Qantas Airways Ltd                                                      449,291
        91,535   QCT Resources Ltd                                                        61,238
        42,200   Resolute Ltd                                                             15,326
           552   Rothmans Holdings Ltd                                                     5,750
        27,797   Schroders Property                                                       44,986
         9,100   Stockland Trust Group                                                    20,867
        49,900   Western Mining Corp Holdings Ltd                                        219,600

              See accompanying notes to the financial statements.              1

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Australia - continued
       101,765   Westfield Trust Units                                                   206,838
        79,050   Westpac Banking Corp                                                    478,484
                                                                                -----------------
                                                                                       6,342,585
                                                                                -----------------
                 Austria - 3.0%
           622   Austria Mikro Systeme International                                      23,422
         1,118   Boehler Uddeholm (Bearer)                                                53,719
         5,515   Brau Union AG                                                           264,756
           723   EA-Generali AG                                                          123,714
           611   Energie-Versorgung Niederoesterreich AG                                  85,899
         7,598   Erste Bank Der Oesterreichischen Sparkassen AG                          421,333
         1,096   Flughafen Wien AG                                                        43,354
           155   Leykam-Muerztaler Papier und Zellstoff AG                                 3,302
         7,346   Oesterreichische Brau Beteiligungs AG                                   335,198
            46   Oesterreichische Elektrizitaetswirtschafts AG                             6,899
        17,842   Oesterreichische Laenderbank AG                                         946,992
         2,963   OMV AG                                                                  297,162
         6,378   Radex-Heraklith AG                                                      180,949
         4,334   Universale Bau AG                                                       146,489
        46,594   Voest-Alpine Stahl AG                                                 1,520,741
                                                                                -----------------
                                                                                       4,453,929
                                                                                -----------------
                 Belgium - 1.4%
         1,400   Almanij NV                                                               82,810
           550   Arbed SA                                                                 54,899
         2,698   Compagnie Benelux Paribas SA                                            169,561
         2,351   Credit Commercial Dexia                                                 343,433
         1,559   Electrabel SA                                                           520,849
           400   Electrafina NPV                                                          49,771
         7,029   Fortis (B)                                                              241,292
           250   Glaverbel NPV                                                            25,614
         1,700   Groupe Bruxelles Lambert NPV                                            324,829
         3,342   Solvay Et Cie                                                           235,274
         1,350   Union Miniere NPV                                                        54,057
                                                                                -----------------
                                                                                       2,102,389
                                                                                -----------------
                 Canada - 2.3%
         6,900   Air Canada Inc *                                                         41,848
         4,100   Bank of Montreal                                                        144,250
        12,700   Bank of Nova Scotia                                                     275,754
         2,300   Biochem Pharma Inc *                                                     59,496
         9,268   Boliden Ltd ADR *                                                        21,770

2                See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Canada - continued
        13,100   Bombardier Inc Class B                                                  204,111
        14,200   Canadian Marconi Co                                                     157,492
         1,389   Cominco Ltd                                                              23,969
         4,700   Donohue Inc Class A                                                      76,066
         2,500   Enbridge Inc                                                             53,445
           100   Fairfax Financial Holdings Ltd *                                         16,687
         1,869   Falconbridge Ltd                                                         29,184
         4,200   Hudsons Bay Co                                                           54,885
           350   Ipsco Inc                                                                 7,271
         4,600   Magna International Class A                                             228,428
        19,100   Methanex Corp *                                                          56,320
         6,400   Molson Co Ltd Class A                                                   109,583
         2,100   Nexfor Inc                                                               12,877
         4,700   NS Power Holdings Inc                                                    51,655
         3,200   PanCanadian Petroleum Ltd                                                52,540
         5,400   Petro Canada                                                             81,242
         4,000   Potash Corp of Saskatchewan                                             223,294
         3,800   Quebecor Inc Class B                                                     95,497
         4,846   Rogers Cantel Mobile Communications Class B *                           105,546
         6,334   Seagram Ltd                                                             336,396
         2,700   Shell Canada Ltd Class A                                                 57,358
         6,900   Stelco Inc Class A                                                       52,945
         5,800   Transalta Corp                                                           76,960
        36,930   Transcanada Pipelines Ltd                                               520,960
         5,800   Westcoast Energy Inc                                                    113,303
                                                                                -----------------
                                                                                       3,341,132
                                                                                -----------------
                 Finland - 0.1%
         2,600   Enso OY Class R                                                          34,603
           300   Instrumentarium OY Class A                                               11,249
           800   Kesko OY                                                                  9,819
         8,000   Merita Ltd Class A                                                       42,250
           800   Metra AB Class A                                                         14,424
           250   Stockmann AB Class A                                                      4,489
         2,000   UPM-Kymmene OY                                                           69,184
                                                                                -----------------
                                                                                         186,018
                                                                                -----------------
                 France - 11.9%
           231   Accor SA                                                                 55,582
         1,705   Air Liquide Class L                                                     261,492
         1,120   Alcatel Alsthom Cie Generale d'Electricite SA                           171,535

              See accompanying notes to the financial statements.              3

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 France - continued
        13,099   Assurances Generales De France (Bearer)                                 676,156
           800   Axa SA                                                                   99,541
        11,582   Banque Nationale de Paris                                               885,705
         9,500   Banque Paribas Class A                                                1,010,462
           215   Bongrain                                                                 81,981
           482   Cap Gemini SA                                                            82,731
           750   Christian Dior                                                          120,413
           890   Clarins                                                                  87,520
         5,077   Compagnie Generale d'Industrie et de Participations                     250,969
         2,660   Credit Commercial de France                                             333,502
         2,130   Credit Local de France SA                                               277,402
        18,206   Credit Lyonnais *                                                       518,059
         2,866   Elf Aquitaine SA                                                        502,517
         3,447   Eridania Beghin-Say SA                                                  455,840
            90   Fromageries Bel SA                                                       75,385
         2,858   Groupe Danone                                                           706,994
        10,308   Lafarge Coppee SA                                                     1,107,292
           290   Louis Vuitton Moet Hennessy                                              88,249
         3,278   Lyonnaise Des Eaux                                                      546,711
         1,900   Metaleurop SA *                                                          12,503
         3,700   Michelin SA Class B                                                     160,272
         2,110   Pechiney SA Class A                                                     122,801
         4,793   Pernod Ricard                                                           367,545
         7,162   Peugeot SA                                                            1,316,286
         1,700   Remy Cointreau SA *                                                      32,591
        15,850   Renault SA                                                              853,820
        15,033   Rhone Poulenc SA Class A                                                729,146
         9,234   Saint-Gobain                                                          1,784,874
        11,870   Skis Rossignol                                                          176,405
           812   Societe Eurafrance                                                      498,309
         9,859   Societe Generale Paris                                                1,929,634
         7,220   SPIE Batignolles                                                        484,259
         2,400   Thomson CSF                                                              87,711
        28,304   Usinor Sacilor                                                          437,978
           690   Vallourec                                                                27,702
                                                                                -----------------
                                                                                      17,417,874
                                                                                -----------------

4              See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Germany - 5.5%
           250   Axel Springer Verlag AG                                                 298,391
         1,950   Bankgesellschaft Berlin AG                                               34,685
        18,000   BASF AG                                                                 815,636
        16,501   Bayer AG                                                                717,211
         2,100   Bayerische Hypotheken und Wechsel-Bank AG                                37,708
           900   Bayerische Vereinsbank                                                   53,330
         2,000   BHF Bank AG                                                              94,429
         2,050   Bilfinger & Berger                                                       49,369
        13,000   Buderus AG                                                              219,700
        10,150   Commerzbank AG                                                          363,440
         7,959   Continental AG                                                          183,266
         6,644   Deutsche Bank AG                                                        454,047
        10,166   Deutsche Telekom AG                                                     449,915
         2,801   Dresdner Bank                                                           128,993
         8,400   FAG Kugelfischer                                                         88,281
           700   Fresenius Medical Care AG                                                50,943
        18,850   Hamburgische Electricitaets-Werke AG                                    418,117
         2,713   Heidelberg Port-Zement                                                  273,665
         3,350   Leirheit AG                                                             104,384
         3,500   Lufthansa AG                                                             67,653
           300   Schmalbach-Lubeca                                                        41,099
        19,779   Siemens AG                                                            1,662,969
           172   Suedzucker AG                                                            69,909
        34,388   Thyssen Krupp AG *                                                      802,723
         8,548   Veba AG                                                                 544,438
                                                                                -----------------
                                                                                       8,024,301
                                                                                -----------------
                 Hong Kong - 4.1%
       140,500   Amoy Properties Ltd                                                     138,417
        57,000   Cheung Kong Holdings                                                    497,318
       108,500   CLP Holdings Ltd                                                        512,798
           133   Dickson Concept International Ltd                                           123
       425,000   Elec & Eltek International Holdings Ltd                                  74,435
        53,281   Great Eagle Holdings Ltd                                                 78,222
         6,700   Guoco Group                                                              19,888
       105,300   Hang Lung Development Co Ltd                                            120,689
        19,000   Henderson Land Development Co Ltd                                       100,320
           768   HKR International Ltd                                                       593
       100,700   Hong Kong Aircraft Engineering Co Ltd                                   178,961
       149,500   Hong Kong Electric Holdings Ltd                                         491,906

              See accompanying notes to the financial statements.              5

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Hong Kong - continued
        43,000   Hong Kong Ferry Co Ltd                                                   48,731
           400   Hong Kong Telecommunications                                                907
           600   Hysan Development Co Ltd                                                    780
       114,441   Jardine Matheson Holdings Ltd                                           547,028
       181,500   Jardine Strategic Holdings Ltd                                          417,450
        27,127   Kumagai Gumi Ltd                                                         13,275
         1,400   Lai Sun Garment International Ltd                                            83
           796   Leading Spirit Conrowa Electric *                                            13
       297,400   Mandarin Oriental ADR                                                   200,745
        87,600   New Asia Realty & Trust Class A                                         139,887
        19,815   New World Development Co Ltd                                             47,718
         1,000   Oriental Press Group                                                        129
           100   Realty Development Corp Ltd Class A                                         189
     2,939,000   Regal Hotels International Ltd                                          314,143
           900   Shaw Brothers Ltd                                                           800
       332,972   South China Morning Post Ltd                                            210,113
        84,000   Sun Hung Kai Properties Ltd                                             713,959
        74,500   Swire Pacific Ltd Class A                                               383,766
       167,000   Wharf Holdings Ltd                                                      453,784
       208,200   Wheelock and Co Ltd                                                     269,462
            80   Wing Lung Bank                                                              331
        52,000   Yue Yuen Industrial Holdings                                            150,004
                                                                                -----------------
                                                                                       6,126,967
                                                                                -----------------
                 Ireland - 0.0%
         4,800   Independent News & Media Plc                                             23,423
                                                                                -----------------

                 Italy - 4.3%
        18,436   Alitalia Linee Aeree                                                     49,267
        86,700   Banca Commerciale Italiana SPA                                          589,755
       410,000   Banca di Roma                                                           556,918
         8,000   Banca Intesa SPA                                                         33,800
        11,600   Banca Popolare di Bergamo Credit                                        237,699
        46,200   Banca Popolare di Milano                                                334,759
       113,300   Banco Ambrosiano Veneto SPA (Non Convertible)                           229,772
        87,297   Banco di Napoli di Risp                                                 108,805
        12,000   Burgo (Cartiere) SPA                                                     87,584
        18,200   Compart SPA *                                                            24,818
         8,000   Credito Fondiario *                                                      17,238
        24,769   Fiat SPA                                                                797,949

6              See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Italy - continued
        13,017   Fiat SPA (Non Convertible)                                              208,713
       167,500   Finmeccanica SPA *                                                      140,830
       368,580   HPI SPA                                                                 221,130
        23,350   IFIL-Finanziaria di Partecipazioni SPA                                  148,967
        29,250   IFIL-Finanziaria di Partecipazioni SPA (Non Convertible)                125,435
        50,000   Industriali Riunite SPA                                                  74,360
         2,200   Industrie Natuzzi SPA ADR                                                40,700
        44,485   Istituto Nazionale Delle Assicurazioni                                  107,131
        25,850   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)             129,694
         6,200   Italcementi SPA                                                          84,479
         1,600   Italmobiliare SPA                                                        39,360
         5,000   Magneti Marelli SPA                                                      13,098
         8,402   Mediobanca SPA                                                           87,149
       198,934   Montedison SPA                                                          299,427
       107,304   Montedison SPA (Non Convertible)                                        126,941
        45,000   Parmalat Finanziaria SPA                                                 58,463
        54,700   Pirelli & Co                                                            106,309
        20,981   RAS SPA                                                                 197,235
        16,800   RAS SPA (Non Convertible)                                               140,186
         4,000   Rinascente                                                               17,534
        11,000   SAI di Risp                                                              55,421
         8,268   San Paolo IMI SPA                                                       110,997
        21,650   Sirti SPA                                                               111,824
        35,000   SNIA SPA                                                                 39,372
        11,643   Telecom Italia Mobile SPA (Non Convertible)                              40,337
        45,870   Telecom Italia SPA (Non Convertible)                                    262,600
         7,700   Toro Assicurazioni                                                       97,435
       338,592   Unione Immobiliaer SPA                                                  162,368
                                                                                -----------------
                                                                                       6,315,859
                                                                                -----------------
                 Japan - 22.1%
         4,000   Acom Ltd                                                                405,308
         3,000   Anritsu Corp                                                             27,771
        55,000   Aoki Corp *                                                              31,100
         4,200   Arabian Oil Co Ltd                                                       68,950
        31,000   Asahi Bank                                                              189,430
        61,000   Atsugi Nylon Industrial                                                  70,655
         2,000   Autobacs Seven                                                          105,796
         3,000   Bandai Co                                                                47,882
        12,000   Brother Industries Ltd                                                   35,022

              See accompanying notes to the financial statements.              7

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Japan - continued
         4,000   Canon Inc                                                               116,740
        21,000   Canon Sales Co Inc                                                      333,449
         7,800   Chubu Electric Power Co Inc                                             145,479
        16,000   Chugai Pharmaceutical Co Ltd                                            176,570
         5,500   Chugoku Electric Power Co Inc                                            90,492
       115,000   Cosmo Oil Co Ltd                                                        209,768
         1,000   Credit Saison Co                                                         22,527
        26,000   Daicel Chemical Industries Ltd                                          106,708
        17,000   Daido Steel Co Ltd                                                       29,459
         8,000   Dai-Ichi Kangyo Bank                                                     83,980
        14,000   Daiichi Seiyaku Co Ltd                                                  215,915
        24,000   Daishowa Paper Manufacturing *                                           98,062
         2,000   Daito Trust Construction Co Ltd                                          25,993
       157,000   Daiwa Bank                                                              499,731
        69,000   Daiwa House Industry Co Ltd                                             692,234
         8,000   Daiwa Kosho Lease Co Ltd                                                 36,773
        71,000   Daiwa Securities Co Ltd                                                 641,716
        13,000   Ezaki Glico Co Ltd                                                       71,257
         6,700   Fanuc Co                                                                403,302
        80,000   Fuji Bank                                                               824,479
         5,000   Fuji Heavy Industries Ltd                                                39,765
           800   Fuji Photo Film Co Ltd                                                   29,185
        48,000   Fujita Corp                                                              37,211
        12,000   Fukuyama Transporting Co Ltd                                             68,950
        20,000   Gakken Co Ltd                                                            30,280
        28,000   General Sekiyu (KK)                                                      82,484
         1,000   Heiwa Corp                                                               30,280
        52,000   Hino Motors                                                             208,199
       186,000   Hitachi Ltd                                                           1,884,682
         3,700   Hokkaido Electric Power                                                  57,502
        14,000   Hokuriku Bank                                                            28,218
         3,000   Honda Motor Co Ltd                                                      120,389
         3,000   House Foods Corp                                                         45,283
         3,000   INAX Corp                                                                22,108
        30,000   Industrial Bank of Japan                                                305,075
         8,000   Intec Inc                                                               109,371
        18,000   Ishikawajima-Harima Heavy Industries                                     35,296
        39,000   Itochu Corp                                                             119,157
        12,000   Itoham Foods Inc                                                         47,061

8              See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Japan - continued
         8,000   Japan Airport Terminal Co Ltd                                            95,581
       117,000   Japan Energy Co Ltd                                                     149,391
        21,000   Japan Radio Co                                                          241,899
         5,000   Japan Securities Finance Co                                              30,280
         6,000   Japan Synthetic Rubber Co Ltd                                            50,125
            93   Japan Tobacco Inc                                                     1,289,252
        52,000   Kajima Corp                                                             224,324
         5,000   Kandenko Co                                                              29,596
        10,400   Kansai Electric Power                                                   199,188
        37,000   Kawasaki Heavy Industries Ltd                                            84,363
        16,000   Kawasaki Kisen                                                           32,541
        76,000   Keio Teito Electric Railway Co Ltd                                      301,519
           500   Keyence Corp                                                            113,320
         4,000   Kirin Brewery Co Ltd                                                     48,520
         4,000   Kissei Pharmaceutical Co Ltd                                             78,435
       146,000   Kobe Steel Ltd                                                          127,831
         1,000   Kokusai Denshin Denwa                                                    77,979
       110,000   Kubota Corp                                                             347,120
        55,000   Kumagai Gumi Co Ltd *                                                    57,686
        44,000   Kurabo Industries Ltd                                                    54,175
         2,000   Kyocera Corp                                                            131,333
        50,000   Kyowa Hakko Kogyo Co Ltd                                                378,494
        26,100   Kyushu Electric Power Co Inc                                            416,572
        24,000   Maeda Corp                                                               94,122
         3,000   Maeda Road Construction                                                  19,290
       117,000   Marubeni Corp                                                           276,374
        17,000   Marudai Food Co Ltd                                                      36,436
         6,000   Meiji Milk Products                                                      22,545
       124,000   Mitsubishi Electric Corp                                                626,531
       210,000   Mitsubishi Heavy Industries                                             913,585
        66,000   Mitsubishi Material                                                     186,000
        49,000   Mitsubishi Motors                                                       265,904
         8,000   Mitsubishi Trust & Banking                                               83,907
        54,000   Mitsui Petrochemical Industries Ltd                                     393,999
       198,000   Mitsui Trust & Banking Co Ltd                                           408,117
         4,000   Mochida Pharmaceutical Co Ltd                                            28,455
         6,000   MOS Food Services                                                        94,067
        14,000   New Japan Securities Co Ltd *                                            44,434
        12,000   New Oji Paper Co Ltd                                                     83,178

              See accompanying notes to the financial statements.              9

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Japan - continued
        33,000   Nichii Co Ltd                                                           198,641
        93,000   Nichirei                                                                254,458
        64,000   Nikko Securities                                                        553,349
         4,800   Nintendo Co Ltd                                                         831,775
        15,000   Nippon Carbon Co Ltd                                                     23,120
         6,000   Nippon Chemi-Con Corp                                                    29,222
        11,000   Nippon Express Co Ltd                                                    83,971
        13,000   Nippon Hodo Co                                                           83,114
        22,000   Nippon Light Metal                                                       30,298
        10,000   Nippon Meat Packers Inc                                                 136,805
       128,550   Nippon Oil Co Ltd                                                       568,624
        35,000   Nippon Shinpan Co                                                       121,301
        19,000   Nishimatsu Construction                                                 110,037
       156,000   Nissan Motor Co                                                         907,729
        16,000   Nisshin Oil Mills Ltd                                                    63,332
        41,000   Nisshin Steel Co Ltd                                                     58,334
        68,000   Nisshinbo Industries Inc                                                354,125
       185,000   Nissho Iwai Corp                                                        200,784
       322,000   NKK Corp                                                                299,549
        19,000   Obayashi Corp                                                           102,412
        31,000   Odakyu Electric Railway                                                  99,521
        76,000   Oki Electric Industry                                                   353,504
        17,000   Okumura Corp                                                             64,344
         3,000   Ono Pharmaceutical Co Ltd                                                97,952
        32,000   Onoda Cement Co Ltd                                                      83,761
        15,000   Onward Kashiyama Co Ltd                                                 229,012
        26,000   Orient Corp                                                              75,407
        12,000   Penta Ocean Construction                                                 21,013
         6,000   Promise Co                                                              497,971
         6,000   Q.P. Corp                                                                42,136
        71,000   Renown Inc *                                                             97,132
         5,000   Royal Co Ltd                                                             65,119
         6,000   Ryosan Co                                                               153,769
        38,000   Sagami Railway Co Ltd                                                   102,932
       214,000   Sakura Bank Ltd                                                       1,132,017
         1,000   Sankyo Co Ltd                                                            27,817
        33,000   Sanyo Electric Company                                                  142,961
        34,000   Sato Kogyo Co Ltd                                                        24,497
           500   Secom Co Ltd                                                             68,175

10            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Japan - continued
        40,000   Seino Transportation Co Ltd                                             254,640
        46,000   Sekisui Chemical                                                        255,917
        59,000   Sekisui House Ltd                                                       633,344
        25,200   Shikoku Electric Power                                                  404,505
        40,000   Shimizu Corp                                                            178,394
         3,000   Shionogi and Co Ltd                                                      25,719
        32,000   Showa Shell Sekiyu                                                      215,386
         4,000   Skylark Co Ltd                                                          105,066
        22,000   Snow Brand Milk Products Co Ltd                                         100,524
        30,000   Stanley Electric Co Ltd                                                 126,955
         1,000   Sumitomo Electric                                                        13,589
         4,000   Sumitomo Forestry Co Ltd                                                 31,666
       138,000   Sumitomo Metal Industries                                               185,015
        75,000   Sumitomo Trust & Banking                                                499,339
        12,000   Suzuki Motor Corp                                                       202,472
        62,000   Taisei Corp                                                             138,538
         8,000   Taisho Pharmaceutical Co Ltd                                            336,358
         6,000   Takara Standard Co                                                       38,141
        10,000   Takuma Corp                                                             107,255
         8,000   Tanabe Seiyaku Co Ltd                                                    53,701
           700   TDK Corp                                                                 84,910
        34,000   Teijin Ltd                                                              144,193
        58,000   Teikoku Oil Co Ltd                                                      213,708
         9,000   TOA Corp                                                                 15,678
        53,000   Toei Co Ltd                                                             197,218
         8,900   Tohoku Electric Power Co Inc                                            141,238
        27,000   Tokai Bank                                                              171,389
         4,000   Tokyo Steel Manufacturing Co                                             18,678
        76,000   Tomen Corp                                                               77,632
         7,000   Tostem Corp                                                             143,645
         5,000   Toto Limited                                                             36,937
        16,000   Toyo Seikan Kaisha                                                      372,110
         5,000   Toyo Suisan Kaisha                                                       54,722
        13,000   Toyo Trust & Banking Co Ltd                                              55,370
       144,000   Toyobo Co Ltd                                                           229,833
         5,000   Yakult Honsha Co Ltd                                                     72,507
       211,000   Yasuda Trust & Banking *                                                361,786
                                                                                -----------------
                                                                                      31,931,610
                                                                                -----------------

              See accompanying notes to the financial statements.             11

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Malaysia - 0.3%
       128,000   DMIB Berhad                                                              40,758
        55,000   Highlands and Lowlands Berhad                                            33,434
       199,000   Kumpulan Guthrie Berhad                                                 106,308
       154,000   Malaysian International Shipping                                        281,658
                                                                                -----------------
                                                                                         462,158
                                                                                -----------------
                 Netherlands - 0.5%
         8,800   ABN Amro Holdings NV                                                    214,250
         1,700   Hoogovens & Staalf CVA                                                   98,310
         1,400   KLM-Koninklijke Luchtvaart Mij                                           38,448
         5,500   Kon Bolswessanen                                                         67,389
         2,550   Koninklijke Pakhoed                                                      65,585
         3,000   Nedlloyd                                                                 85,556
         3,850   Stork NV                                                                 83,161
         1,400   VIB NV                                                                   39,483
                                                                                -----------------
                                                                                         692,182
                                                                                -----------------
                 New Zealand - 0.2%
        14,600   Air New Zealand Class B                                                  26,419
       257,000   Brierley Investment Ltd *                                                61,120
        58,100   Carter Holt Harvey Ltd                                                   68,786
         3,500   Fisher and Paykel Industries Ltd                                         10,314
         2,900   Fletcher Challenge Energy                                                 7,422
        36,700   Lion Nathan Ltd                                                          81,588
                                                                                -----------------
                                                                                         255,649
                                                                                -----------------
                 Norway - 0.9%
         4,300   Aker RGI ASA Class A                                                     66,027
         4,700   Bergesen d.y. ASA Class A                                                70,373
         1,700   Bergesen d.y. ASA Class B                                                24,804
        54,900   Christiania Bank OG Kreditkasse                                         232,962
        91,563   Den Norske Bank Class A                                                 365,202
         1,700   Dyno Industrier AS                                                       35,961
         1,200   Elkem AS Class A                                                         21,408
         7,000   Fred Olsen Energy *                                                      67,346
         9,350   Kvaerner Industrier AS                                                  207,314
           200   Leif Hoegh and Co AS                                                      2,319
         2,050   Norsk Hydro AS                                                           85,422
         2,650   Norske Skogindustrier AS Class A                                        110,761
         2,800   Petroleum Geo-Services *                                                 56,018
                                                                                -----------------
                                                                                       1,345,917
                                                                                -----------------
                 Portugal - 0.2%
        14,880   Electricidade de Portugal                                               251,472
                                                                                -----------------

12            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Singapore - 5.3%
        41,000   Cerebos Pacific Ltd                                                      95,422
       252,000   Comfort Group                                                           127,174
        24,000   Creative Technology Ltd                                                 237,962
         3,000   Cycle & Carriage Ltd                                                     16,921
         9,599   DBS Bank Ltd                                                            109,993
       212,000   DBS Land Ltd                                                            483,334
        58,890   Development Bank of Singapore (Foreign Registered)                      674,807
        12,000   First Capital Corp Ltd                                                   16,672
        10,000   Fraser & Neave                                                           37,998
        59,564   Haw Par Brothers International Ltd                                       99,020
        69,000   Hotel Properties Ltd                                                     63,498
        24,308   Inchcape Berhad                                                          32,905
        31,000   Keppel Bank Ltd                                                          65,891
        69,000   Keppel Corp                                                             223,268
        75,000   Keppel Land Ltd                                                         115,330
        58,000   Marco Polo Developments Ltd                                              86,778
        39,000   Natsteel Ltd                                                             82,895
        34,000   Overseas Chinese Banking (Foreign Registered)                           238,200
       196,600   Overseas Union Bank Ltd (Foreign Registered)                          1,027,180
        49,100   Robinson and Co Ltd                                                     154,503
        30,000   Shangri-La Hotel Ltd                                                     66,971
       205,000   Singapore Airlines Ltd (Foreign Registered)                           1,923,054
        69,000   Singapore Land Ltd                                                      167,144
        37,426   Singapore Press Holdings                                                622,174
        92,000   Singapore Telecom                                                       163,320
       147,000   Straits Trading Co Ltd                                                  174,553
        27,000   Times Publishing Ltd                                                     52,900
        79,000   United Industrial Corp Ltd                                               45,262
       188,000   United Overseas Land                                                    175,242
       275,000   Wing Tai Holdings                                                       295,523
                                                                                -----------------
                                                                                       7,675,894
                                                                                -----------------
                 Spain - 2.0%
         9,921   Acerinox SA                                                             328,623
         2,206   Banco Popular Espanol                                                   161,592
        17,400   Compania Espanola de Petroleos                                          209,885
         2,400   Corporacion Mapfre (Registered)                                          45,250
        18,000   Endesa                                                                  361,238
         1,900   FENOSA SA                                                                27,093

            See accompanying notes to the financial statements.               13

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Spain - continued
         6,450   Grupo Dragados SA                                                        79,233
         9,996   Iberdrola SA                                                            143,593
        74,227   Repsol SA                                                             1,554,717
                                                                                -----------------
                                                                                       2,911,224
                                                                                -----------------
                 Sweden - 3.2%
        23,577   Assi Doman                                                              455,325
        44,742   Avesta Sheffield AB                                                     220,487
         3,600   Drott AB Class B                                                         31,166
        10,450   Foreningssparbanken AB Class A                                          156,896
         4,574   Gambro AB Class A                                                        47,352
         5,107   Gambro AB Class B                                                        52,869
         5,000   Investor AB                                                              60,843
        34,577   Mo Och Domsjo AB Class B                                              1,055,019
        11,300   Nordbanken Holdings AB                                                   63,622
         5,100   Scancem AB Class A                                                      243,916
        29,300   Skandinaviska Enskilda Banken Class A                                   303,324
         2,055   Skanska AB Class B                                                       80,369
         5,200   SKF AB Class B                                                          118,368
        11,200   Ssab Swedish Steel Class A                                              155,951
         3,300   Ssab Swedish Steel Class B                                               45,151
        26,295   Svenska Cellulosa Class B                                               764,112
        15,200   Svenska Handelsbanken Class A                                           210,728
         5,000   Svenska Kullagerfabriken AB                                             106,550
        25,618   Trelleborg AB Class B                                                   229,535
         2,900   Volvo AB Class A                                                         81,638
         6,500   Volvo AB Class B                                                        181,802
                                                                                -----------------
                                                                                       4,665,023
                                                                                -----------------
                 Switzerland - 1.0%
            50   Ascom Holding AG (Bearer)                                                94,053
           250   Baloise Holdings                                                        209,062
           340   BK Vision AG (Bearer) *                                                  72,484
         1,370   CIBA Specialty Chemicals Holdings (Registered)                          108,508
            60   Clariant Namen AG                                                        28,830
           318   CS Holdings (Registered)                                                 60,028
            30   Financiere Richemont AG Class A                                          57,026
           360   Fischer (George) AG (Registered)                                        110,488
            50   Helvetia Patria Holding                                                  40,921
            50   Holderbank Financiere Glarus AG (Bearer)                                 61,547
            40   Jelmoli (Bearer)                                                         40,525

14            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Switzerland - continued
           310   Merkur Holding AG (Registered)                                           78,160
           300   Oerlikon-Buhrle (Registered)                                             43,561
            50   Pargesa Holdings SA (Bearer)                                             79,203
           110   Pharma Vision *                                                          76,233
           130   Sairgroup Zuerich (Registered)                                           27,328
            80   Schweizerische Industrie-Gesellschaft Holding AG (Registered)            49,581
           130   Sika Finanz AG (Bearer)                                                  39,169
           210   Sulzer Gebrueder AG (Registered) *                                      131,813
            15   Swiss Reinsurance (Bearer)                                               29,255
           132   UBS AG (Registered)                                                      37,245
           100   Zurich Allied                                                            58,676
                                                                                -----------------
                                                                                       1,533,696
                                                                                -----------------
                 United Kingdom - 18.7%
         8,900   3i Group Plc                                                            118,064
         8,000   Abbey National                                                          137,383
        32,933   Allied Domecq Plc                                                       304,224
        41,900   Allied Zurich Plc                                                       512,372
        15,400   AMEC                                                                     66,487
        17,400   Anglian Water Plc                                                       207,040
        12,440   Arcadia Group                                                            46,107
        51,000   Arjo Wiggins Appleton Plc                                               177,542
        49,646   Associated British Food                                                 340,468
        10,000   BAA                                                                     104,517
         6,800   Bank of Scotland                                                         84,794
        10,980   Barclays Plc                                                            326,623
        24,999   Barratt Development                                                     130,239
        34,416   Bass Plc                                                                462,912
       177,407   BG Plc                                                                1,067,591
         9,600   BPB Industries Plc                                                       58,272
        93,540   British Airways Plc                                                     612,535
        17,036   British Energy Plc                                                      141,896
        19,018   British Energy Plc Class A *                                             17,278
       261,489   British Steel Plc                                                       686,403
         9,211   British Telecom Plc                                                     141,147
        51,418   BTR Siebe Plc                                                           262,501
        17,104   Cable & Wireless                                                        196,367
        29,126   Carillion Plc *                                                          64,630
        48,012   Centrica Plc                                                            127,960
       123,700   Coats Viyella                                                           104,922

            See accompanying notes to the financial statements.               15

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 United Kingdom - continued
        17,300   Commercial Union Plc                                                    257,729
         6,800   Cookson Group                                                            25,258
        65,500   Courtaulds Textiles Plc                                                 177,992
        51,800   Diageo Plc                                                              524,738
        41,908   Elementis Plc                                                            78,842
        28,500   Great Portland Estates Plc                                              103,339
         2,100   Great Universal Stores Plc                                               21,172
        26,133   Greenalls Group Plc                                                     158,207
        60,600   Halifax Group Plc                                                       676,733
        19,600   Hammerson Plc                                                           156,791
         3,400   Hanson Plc                                                               28,921
        82,212   Hazlewood Foods                                                         173,173
        13,100   Hyder Plc                                                               118,380
        23,617   Inchcape Plc                                                            147,153
         5,600   Johnson Matthey                                                          55,153
        27,900   Kingfisher Plc                                                          335,791
        38,700   Laird Group                                                             190,106
        47,580   Land Securities                                                         669,047
        15,992   Legal & General Group Plc                                                43,907
        72,331   Lonrho Plc                                                              662,936
       102,800   Marks & Spencer                                                         686,810
        40,422   MEPC Plc                                                                340,257
       140,500   MFI Furniture Group                                                     106,181
       129,758   National Power                                                          923,251
        17,500   Northern Foods Plc                                                       37,003
        45,800   Norwich Union Plc                                                       312,987
        22,100   Peninsular & Oriental Steam Navigation Co                               362,642
        70,331   Powergen Plc                                                            702,846
        14,303   Railtrack Group Plc                                                     273,912
        14,254   Reuters Holdings Plc                                                    208,913
        15,250   Rio Tinto Plc                                                           274,638
        18,208   RMC Group                                                               298,485
        25,096   Royal Bank of Scotland Group                                            521,362
        51,315   Royal & Sun Alliance Insurance Group                                    427,412
       131,308   Safeway Plc                                                             544,733
       148,900   Sainsbury (J)                                                         1,027,128
        64,066   Scottish Hydro-Electric Plc                                             588,215
       124,235   Scottish Power Plc                                                    1,143,638
         2,800   Scottish & Newcastle Plc                                                 27,621

16            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


   Shares        Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 United Kingdom - continued
        44,030   Severn Trent Plc                                                        640,722
        35,000   Slough Estates                                                          204,853
        19,909   Smithkline Beecham Plc                                                  259,463
         5,800   Southwest Water                                                         100,023
         2,521   Standard Chartered                                                       37,010
        31,430   Storehouse Plc                                                           57,866
        29,126   Tarmac Plc *                                                            236,976
        53,300   Taylor Woodrow Plc                                                      158,123
        15,400   Telewest Communications Plc *                                            59,863
       213,100   Tesco                                                                   631,340
        39,904   Thames Water Plc                                                        573,623
        17,186   Thistle Hotels Plc                                                       47,116
        47,947   Transport Development Group Plc                                         200,836
        68,045   Unilever Plc                                                            642,254
        92,617   United Biscuits Plc                                                     288,912
        99,855   United Utilities                                                      1,185,749
         9,102   Vodafone Group Plc                                                      183,530
        39,791   Whitbread Plc Class A                                                   549,605
       231,269   Wilson (Connolly) Holdings                                              660,067
        38,000   Woolwich Plc                                                            205,456
        77,277   Yorkshire Water                                                         510,699
                                                                                -----------------
                                                                                      27,347,762
                                                                                -----------------

                 TOTAL COMMON STOCKS (Cost $125,332,341)                             133,407,064
                                                                                -----------------

                 PREFERRED STOCKS - 0.7%
                 Austria - 0.1%
         2,873   Bau Holdings AG (Non Voting)                                             97,714
                                                                                -----------------

                 Germany - 0.2%
           550   Hugo Boss                                                                65,355
         1,900   MAN AG                                                                   41,041
           900   Villeroy & Boch (Non-Voting)                                             84,606
         3,100   Volkswagen AG                                                           107,072
                                                                                -----------------
                                                                                         298,074
                                                                                -----------------

              See accompanying notes to the financial statements.             17

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


    Shares/
 Par Value ($)   Description                                                         Value ($)
-------------------------------------------------------------------------------------------------
                 Italy - 0.4%
        22,480   Fiat SPA                                                                352,843
         7,500   IFI-Istituto Finanziario Industries                                     197,255
        18,000   Unipol SA (CIA Assicuratri)                                              40,211
                                                                                -----------------
                                                                                         590,309
                                                                                -----------------

                 TOTAL PREFERRED STOCKS (Cost $1,200,039)                                986,097
                                                                                -----------------

                 RIGHTS & WARRANTS - 0.0%
                 Australia - 0.0%
         1,770   Franked Income Fund Warrants 12/31/02 *                                     361
                                                                                -----------------

                 France - 0.0%
       155,500   Eurotunnel SA Paris Warrants 10/31/01 *                                   6,570
       155,500   Eurotunnel SA Paris Warrants 10/31/03 *                                  18,067
         3,420   Generale Des Eaux Warrants 5/02/01 *                                      7,875
                                                                                -----------------
                                                                                          32,512
                                                                                -----------------
                 Hong Kong - 0.0%
        38,275   Century City International Warrants 12/31/99 *                              227
         9,400   Gold Peak Industries Ltd Warrants 8/06/00 *                                 121
        24,025   Kumagai Gumi Warrants 12/31/99 *                                          1,764
           450   Wharf Holdings Ltd Warrants 12/31/99 *                                      278
                                                                                -----------------
                                                                                           2,390
                                                                                -----------------
                 Singapore - 0.0%
       113,800   Asia Food & Properties Ltd Warrants 7/12/02 *                            53,486
         9,500   Haw Par Brothers International Ltd Warrants 7/18/01 *                     5,528
                                                                                -----------------
                                                                                          59,014
                                                                                -----------------

                 TOTAL RIGHTS & WARRANTS (Cost $41,303)                                   94,277
                                                                                -----------------

                 SHORT-TERM INVESTMENTS - 11.2%
                 Cash Equivalents - 9.5%
     3,769,473   The Boston Global Investment Trust (b)                                3,769,473
$   10,000,000   Wachovia Bank Time Deposit, 5.10% due 9/01/99                        10,000,000
                                                                                -----------------
                                                                                      13,769,473
                                                                                -----------------
                 U.S. Government - 1.7%
$    2,600,000   U. S. Treasury Bill, 4.61% due 1/06/00 (a)                            2,555,973
                                                                                -----------------


                 TOTAL SHORT-TERM INVESTMENTS (Cost $16,329,638)                      16,325,446
                                                                                -----------------

18            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

                                                                                     Value ($)
-------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS - 103.2%
                 (Cost $142,903,321)                                                 150,812,884

                 Other Assets and Liabilities (net) -  (3.2%)                         (4,662,986)
                                                                                -----------------

                 TOTAL NET ASSETS - 100.0%                                    $      146,149,898
                                                                                =================


                 Notes to the Schedule of Investments

                 ADR  American Depositary Receipt

                 (a) This security is held as collateral for open futures
                     contracts (Note 6).

                 (b) Represents investment of security lending collateral
                     (Note 1).

                 * Non-income producing security.

              See accompanying notes to the financial statements.             19

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                 At August 31, 1999, industry sector diversification of the Fund's equity investments was as follows:

                 Industry Sector


                 Banking                                      15.5%
                 Utilities                                     8.5
                 Construction                                  6.2
                 Conglomerates                                 5.4
                 Electronic Equipment                          4.6
                 Consumer Goods                                4.3
                 Metals and Mining                             4.3
                 Transportation                                4.2
                 Automotive                                    4.0
                 Services                                      4.0
                 Real Estate                                   3.8
                 Financial Services                            3.6
                 Oil and Gas                                   3.4
                 Food and Beverage                             3.3
                 Retail Trade                                  3.2
                 Chemicals                                     3.1
                 Machinery                                     3.1
                 Insurance                                     2.5
                 Paper and Allied Products                     2.4
                 Communications                                1.8
                 Health Care                                   1.3
                 Telecommunications                            1.2
                 Textiles                                      1.1
                 Aerospace                                     0.4
                 Computers                                     0.1
                 Miscellaneous                                 4.7
                                                           =======
                                                             100.0%
                                                           =======

20            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
-----------------------------------------------------------------------------------------------
Assets:
     Investments, at value (cost $142,903,321) (Note 1)                         $   150,812,884
     Foreign currency, at value (cost $391,135) (Note 1)                                389,303
     Cash                                                                                53,905
     Receivable for investments sold                                                    129,188
     Dividends and interest receivable                                                  241,354
     Foreign withholding taxes receivable                                               207,184
     Receivable for expenses waived or borne by Manager (Note 2)                         56,377
                                                                                 ---------------

         Total assets                                                               151,890,195
                                                                                 ---------------
Liabilities:
     Accrued Malaysian repatriation taxes (Note 1)                                       35,954
     Payable upon return of securities loaned (Note 1)                                3,769,473
     Net payable for open forward foreign currency contracts (Notes 1 and 6)          1,508,720
     Payable for variation margin on open futures contracts (Notes 1 and 6)             192,726
     Payable to affiliate for (Note 2):
         Management fee                                                                  65,987
         Shareholder service fee                                                         14,678
     Accrued expenses                                                                   152,759
                                                                                 ---------------

         Total liabilities                                                            5,740,297
                                                                                 ---------------

Net assets                                                                      $   146,149,898
                                                                                 ===============
Net assets consist of:
     Paid-in capital                                                            $   137,468,283
     Accumulated undistributed net investment income                                  2,350,909
     Accumulated net realized loss                                                     (221,013)
     Net unrealized appreciation                                                      6,551,719
                                                                                 ---------------

                                                                                $   146,149,898
                                                                                 ===============
Net assets attributable to:
         Class III Shares                                                       $    83,607,194
                                                                                 ===============
         Class IV Shares                                                        $    62,542,704
                                                                                 ===============
Shares outstanding:
         Class III                                                                    7,943,919
                                                                                 ===============
         Class IV                                                                     5,947,137
                                                                                 ===============
Net asset value per share:
         Class III                                                              $         10.52
                                                                                 ===============
         Class IV                                                               $         10.52
                                                                                 ===============


              See accompanying notes to the finacial statements.              21

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
----------------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $388,935)                    $   3,710,936
     Interest (including securities lending income of $22,509)                   361,876
                                                                            -------------
         Total income                                                          4,072,812
                                                                            -------------

Expenses:
     Management fee (Note 2)                                                     520,714
     Custodian fees                                                              275,313
     Audit fees                                                                   27,790
     Transfer agent fees                                                          21,435
     Legal fees                                                                    3,312
     Trustees fees (Note 2)                                                        1,104
     Registration fees                                                               637
     Miscellaneous                                                                 1,517
     Fees waived or borne by Manager (Note 2)                                   (331,108)
                                                                            -------------
                                                                                 520,714

     Shareholder service fee - (Note 2)
         Class III                                                                66,421
         Class IV                                                                 46,933
                                                                            -------------
         Net expenses                                                            634,068
                                                                            -------------

             Net investment income                                             3,438,744
                                                                            -------------

Realized and unrealized gain (loss):
         Net realized gain on:
             Investments                                                       3,973,813
             Closed futures contracts                                          1,537,680
             Foreign currency, forward contracts and foreign currency
                 related transactions                                          4,684,690
                                                                            -------------
                 Net realized gain                                            10,196,183
                                                                            -------------
         Change in net unrealized appreciation (depreciation) on:
             Investments (Note 1)                                             23,486,396
             Open futures contracts                                             (517,018)
             Foreign currency, forward contracts and foreign currency
                 related transactions                                         (2,866,674)
                                                                            -------------
                 Net unrealized gain                                          20,102,704
                                                                            -------------

         Net realized and unrealized gain                                     30,298,887
                                                                            -------------
Net increase in net assets resulting from operations                       $  33,737,631
                                                                            =============

22            See accompanying notes to the finacial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------
                                                                           Six Months Ended
                                                                           August 31, 1999          Year Ended
Increase (decrease) in net assets:                                           (Unaudited)         February 28, 1999
                                                                          -------------------   --------------------
Operations:
       Net investment income                                             $         3,438,744   $          7,386,370
       Net realized gain                                                          10,196,183             31,666,041
       Change in net unrealized appreciation (depreciation)                       20,102,704            (30,470,928)
                                                                          -------------------   --------------------

       Net increase in net assets resulting from operations                       33,737,631              8,581,483
                                                                          -------------------   --------------------

Distributions to shareholders from:
       Net investment income
           Class III                                                                 (23,250)            (1,029,703)
           Class IV                                                                  (82,267)            (1,302,562)
                                                                          -------------------   --------------------
           Total distributions from net investment income                           (105,517)            (2,332,265)
                                                                          -------------------   --------------------
       In excess of net investment income
           Class III                                                                       -             (2,513,584)
           Class IV                                                                        -             (3,179,653)
                                                                          -------------------   --------------------
           Total distributions in excess of net investment income                          -             (5,693,237)
                                                                          -------------------   --------------------
       Net realized gains
           Class III                                                              (2,379,277)           (28,178,223)
           Class IV                                                               (3,607,975)           (33,629,347)
                                                                          -------------------   --------------------
           Total distributions from net realized gains                            (5,987,252)           (61,807,570)
                                                                          -------------------   --------------------

                                                                                  (6,092,769)           (69,833,072)
                                                                          -------------------   --------------------

Net share transactions - (Note 5)
           Class III                                                             (25,425,846)           (78,616,879)
           Class IV                                                              (62,475,178)          (224,207,117)
                                                                          -------------------   --------------------
           Decrease in net assets resulting from
                  net share transactions                                         (87,901,024)          (302,823,996)
                                                                          -------------------   --------------------


       Total decrease in net assets                                              (60,256,162)          (364,075,585)

Net assets:
       Beginning of period                                                       206,406,060            570,481,645
                                                                          -------------------   --------------------
       End of period (including accumulated undistributed net
           investment income of $2,350,909 and distributions in excess
           of net investment income of $982,318, respectively)           $       146,149,898   $        206,406,060
                                                                          ===================   ====================

              See accompanying notes to the finacial statements.              23

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                            Six Months Ended                     Year Ended February 28/29
                                             August 31, 1999    -----------------------------------------------------------
                                               (Unaudited)         1999            1998            1997           1996*
                                              --------------    -----------     -----------    -------------    -----------
Net asset value, beginning of period        $          9.28    $     11.92     $     12.68    $       11.54    $     10.00
                                              --------------    -----------     -----------    -------------    -----------

Income from investment operations:
  Net investment income                                0.17 +         0.23 +          0.27 +           0.22           0.23
  Net realized and unrealized gain (loss)              1.38          (0.36)(c)        1.72             1.63           1.44
                                              --------------    -----------     -----------    -------------    -----------

         Total from investment operations              1.55          (0.13)           1.99             1.85           1.67
                                              --------------    -----------     -----------    -------------    -----------

Less distributions to shareholders from:
     Net investment income                                - (d)      (0.08)          (0.27)           (0.28)         (0.06)
     In excess of net investment income                   -          (0.21)              -                -              -
     Net realized gains                               (0.31)         (2.22)          (2.48)           (0.43)         (0.07)
                                              --------------    -----------     -----------    -------------    -----------

         Total distributions                          (0.31)         (2.51)          (2.75)           (0.71)         (0.13)
                                              --------------    -----------     -----------    -------------    -----------

Net asset value, end of period              $         10.52    $      9.28     $     11.92    $       12.68    $     11.54
                                              ==============    ===========     ===========    =============    ===========

Total Return (a)                                      16.80%         (1.84%)         17.98%           16.55%         16.66%

Ratios/Supplemental Data:

     Net assets, end of period (000's)      $        83,607    $    97,450     $   207,653    $     581,099    $   407,227
     Net expenses to average
         daily net assets                              0.69% **       0.69%           0.69%            0.72% (b)      0.69% **
     Net investment income to average
         daily net assets                              3.36% **       2.07%           2.15%            2.25%          1.89% **
     Portfolio turnover rate                             39%            68%             96%              84%             7%
     Fees and expenses voluntarily
         waived or borne by the
         Manager consisted of the
         following per share amounts:       $          0.02    $      0.05     $      0.05    $        0.04    $      0.05

*    Period from June 30, 1995 (commencement of operations) to February 29,
     1996.
**   Annualized
+    Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .03% of average daily net assets.
(c) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)  The per share distribution from net investment income is $0.003.

24           See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                            Six Months Ended
                                             August 31, 1999         Year Ended February 28
                                                                --------------------------------
                                               (Unaudited)           1999              1998*
                                           ---------------      -------------      -------------
Net asset value, beginning of period      $          9.27      $       11.92      $       10.87
                                           ---------------      -------------      -------------

Income from investment operations:
  Net investment income                              0.19 +             0.24 +             0.01 +
  Net realized and unrealized gain (loss)            1.38              (0.36)(b)           1.04
                                           ---------------      -------------      -------------

    Total from investment operations                 1.57              (0.12)              1.05
                                           ---------------      -------------      -------------

Less distributions to shareholders from:
     Net investment income                          (0.01)             (0.09)                 -
     In excess of net investment income                 -              (0.22)                 -
     Net realized gains                             (0.31)             (2.22)                 -
                                           ---------------      -------------      -------------

         Total distributions                        (0.32)             (2.53)                 -
                                           ---------------      -------------      -------------

Net asset value, end of period            $         10.52      $        9.27      $       11.92
                                           ===============      =============      =============

Total Return (a)                                    16.86%             (1.79%)             9.66%


Ratios/Supplemental Data:

     Net assets, end of period (000's)    $        62,543      $     108,956      $     362,829
     Net expenses to average
           daily net assets                          0.63% **           0.63%              0.63% **
     Net investment income to average
           daily net assets                          3.74% **           2.17%              0.72% **
     Portfolio turnover rate                           39%                68%                96%
     Fees and expenses voluntarily
           waived or borne by the
           Manager consisted of the
           following per share amounts:   $          0.02      $        0.05      $        0.01

*    Period from January 9, 1998 (commencement of operations) to February 28,
     1998.
**   Annualized
+    Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

          See accompanying notes to the financial statements.                 25

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Currency Hedged International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers and through management of the Fund's foreign currency positions. The Fund's current benchmark is the MSCI EAFE Index (Hedged).

     The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1999.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1999, there were no open swap agreements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $3,549,781 collateralized by cash in the amount of $3,769,473 which was invested in a short-term instrument.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Effective February 4, 1999, the Malaysian government imposed levies on the repatriation by foreigners of proceeds from the sale of Malaysian securities. Funds invested in Malaysia prior to February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, were subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $35,954 for potential repatriation tax on principal invested prior to February 15, 1999. Effective September 1, 1999, the Malaysian government exempted funds invested prior to February 15, 1999 from all levies, and such funds may now be freely repatriated. Accordingly, effective September 1, 1999 no accrual for potential Malaysian repatriation taxes is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" as summarized in Note 5. For the six months ended August 31, 1999, the Fund received $1 in purchase premiums. There is no premium for cash redemptions or reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .10% may be charged on certain in-kind purchases.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .09% for Class IV shares.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     GMO has entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .75% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceeded .54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $1,104. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $65,828,096 and $143,790,211, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                        Gross Unrealized    Gross Unrealized    Net Unrealized
      Aggregate Cost      Appreciation        Depreciation       Appreciation
     ----------------  ------------------  ------------------  ----------------
       $142,903,321        $16,420,166         $8,510,603         $7,909,563


4.   Principal shareholders

     At August 31, 1999, 52% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders could have a material effect.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

                                     Six Months Ended                            Year Ended
     Class III:                       August 31, 1999                        February 28, 1999
                             ----------------------------------    ------------------------------------
                                 Shares            Amount               Shares              Amount
                             ----------------  ----------------    -----------------  -----------------
     Shares sold                     982,782  $      9,741,058              563,792  $       5,359,120
     Shares issued to
     shareholders in
     reinvestment of
     distributions                   227,021         2,397,345            3,031,071         31,219,975

     Shares repurchased           (3,771,423)      (37,564,249)         (10,514,340)      (115,195,974)
                             ----------------  ----------------    -----------------  -----------------

     Net decrease                 (2,561,620) $    (25,425,846)          (6,919,477) $     (78,616,879)
                             ================  ================    =================  =================

                                     Six Months Ended                            Year Ended
     Class IV:                        August 31, 1999                        February 28, 1999
                             ----------------------------------    ------------------------------------
                                 Shares            Amount               Shares              Amount
                             ----------------  ----------------    -----------------  -----------------
     Shares sold                   _          $       _                    _         $           6,173
     Shares issued to
     shareholders in
     reinvestment of
     distributions                   345,951         3,649,790            3,403,005         35,243,016

     Shares repurchased           (6,151,178)      (66,124,968)         (22,085,761)      (259,456,306)
                             ----------------  ----------------    -----------------  -----------------

     Net decrease                 (5,805,227) $    (62,475,178)         (18,682,756) $    (224,207,117)
                             ================  ================    =================  =================

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:

     Forward currency contracts

                                                                                  Net Unrealized
         Settlement                             Units                              Appreciation
            Date        Deliver/Receive      of Currency           Value          (Depreciation)
       --------------  ------------------  -----------------    -------------    ----------------
       Buys
       10/8/99                 AUD              13,976,952     $   8,910,838    $       (194,654)
       10/8/99                 CAD              21,438,607        14,376,323               25,614
       3/3/00                  CHF              16,862,576        11,375,941            (148,895)
       3/3/00                  DKK              39,573,415         5,690,612                9,424
       3/3/00                  EUR              61,616,969        66,012,611              140,431
       3/3/00                  GBP              24,420,475        39,348,280              158,242
       10/8/99                 HKD             160,591,346        20,660,283               51,162
       10/8/99                 JPY           4,150,668,644        38,066,991            2,845,386
       3/3/00                  NOK             169,722,980        21,608,742            (196,125)
       10/8/99                 NZD              17,451,314         9,029,083            (295,922)
       3/3/00                  SEK             291,626,583        35,721,880              182,594
       10/8/99                 SGD               6,393,025         3,807,865               26,447
                                                                                 =================
                                                                                $       2,603,704
                                                                                 =================


       Sales
       10/8/99                 AUD              24,821,142     $  15,824,421    $        (84,061)
       10/8/99                 CAD              17,174,526        11,516,911             (87,484)
       3/3/00                  CHF              27,758,969        18,726,936             (76,530)
       3/3/00                  DKK              46,875,824         6,740,690             (16,396)
       3/3/00                  EUR              96,840,786       103,749,230              422,359
       3/3/00                  GBP              46,008,300        74,132,361            (110,622)
       10/8/99                 HKD             216,665,326        27,874,273             (74,668)
       10/8/99                 JPY           7,517,021,805        68,940,797          (4,588,086)
       3/3/00                  NOK             141,851,551        18,060,215              139,883
       10/8/99                 NZD              17,721,119         9,168,677              352,159
       3/3/00                  SEK             292,798,554        35,865,437              145,300
       10/8/99                 SGD              14,581,078         8,684,900            (134,278)
                                                                                 =================
                                                                                $     (4,112,424)
                                                                                 =================

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Currency Abbreviations:

       AUD  Australian Dollar            HKD  Hong Kong Dollar
       CAD  Canadian Dollar              JPY  Japanese Yen
       CHF  Swiss Franc                  NOK  Norwegian Kroner
       DKK  Danish Krona                 NZD  New Zealand Dollar
       EUR  Euro                         SEK  Swedish Krona
       GBP  British Pound                SGD  Singapore Dollar


     Futures contracts

                                                                            Net Unrealized
         Number of                                          Contract         Appreciation
         Contracts       Type         Expiration Date        Value          (Depreciation)
       -------------  -------------  -----------------   -------------    -----------------
       Buys
              14           DAX        September 1999    $   1,955,091    $        (26,128)
              62          TOPIX       September 1999        8,303,799              299,508
                                                                          =================
                                                                         $         273,380
                                                                          =================

       Sales
              22         ALL ORDS     September 1999    $   1,035,528    $          13,657
              33          CAC40       September 1999        1,604,084            (112,020)
               5          TSE 35      September 1999          665,628                8,792
               2        OMX STOCK     September 1999           20,335                (110)
                                                                          -----------------
                                                                         $        (89,681)
                                                                          =================

     At August 31, 1999, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO Foreign Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 88.0%
                     Australia - 3.5%
          363,591    Australia and New Zealand Banking Group Ltd                       2,360,636
        1,365,296    Boral Ltd                                                         2,087,756
          501,000    Burswood Ltd                                                        284,099
          229,100    Caltex Australia Ltd                                                458,349
          383,140    Capral Aluminum Ltd                                                 566,353
          651,991    Email Ltd                                                         1,163,165
          490,510    Foodland Associated                                               3,015,900
        2,232,358    Goodman Fielder Ltd                                               2,048,180
        3,365,000    Menzies Gold NL *                                                   160,801
        1,201,718    MIM Holdings Ltd                                                    941,780
          296,888    Newcrest Mining Ltd *                                               699,900
        2,920,091    Oil Search Ltd                                                    4,148,995
          800,000    Orogen Minerals Ltd                                                 942,982
           54,000    Orogen Minerals Ltd GDR 144A                                        634,500
        4,818,371    Pasminco Ltd                                                      5,142,292
          370,081    Publishing & Broadcasting Ltd                                     2,174,049
        1,130,898    Qantas Airways Ltd                                                3,638,786
          548,362    Rothmans Holdings Ltd                                             5,712,508
        1,101,276    Western Mining Corp Holdings Ltd                                  4,846,490
          549,994    Westpac Banking Corp                                              3,329,072
                                                                                -----------------
                                                                                      44,356,593
                                                                                -----------------
                     Austria - 0.3%
            4,827    Oesterreichische Brau Beteiligungs AG                               220,256
           42,920    Oesterreichische Laenderbank AG                                   2,278,046
            7,170    Radex-Heraklith AG                                                  203,419
            1,991    Universale Bau AG                                                    67,296
            4,264    VA Technologie AG (Bearer)                                          376,071
           26,160    Wienerberger Baustoffindustrie AG                                   621,432
                                                                                -----------------
                                                                                       3,766,520
                                                                                -----------------
                     Belgium - 2.2%
           18,144    Almanij NV                                                        1,073,218
            6,164    CBR Cimenteries NPV                                                 560,573
           25,192    Cie Francois De Enterprises                                       4,177,621
            8,264    Credit Commercial Dexia                                           1,207,200
           19,398    Electrabel SA                                                     6,480,714
           96,135    Fortis (B)                                                        3,300,134
          100,135    Fortis (B) Strip                                                      1,058
           17,437    GIB Holdings Ltd                                                    814,621
            5,649    Groupe Bruxelles Lambert NPV                                      1,079,386
           15,883    Kredietbank NPV                                                     889,150
           25,972    Solvay Et Cie                                                     1,828,404

              See accompanying notes to the financial statements.              1

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------
                     Belgium - continued
           20,719    Tractebel                                                         3,783,820
           62,409    UCB SA                                                            2,643,372
                                                                                -----------------
                                                                                      27,839,271
                                                                                -----------------
                     Brazil - 0.4%
          112,000    CIA Paranaense de Energia ADR                                       770,000
           25,000    Companhia Brasileira de Distrib ADR                                 515,625
          219,200    Tele Norte Leste Participacoes ADR                                3,507,200
                                                                                -----------------
                                                                                       4,792,825
                                                                                -----------------
                     Canada - 1.1%
           98,720    Abitibi Consolidated Inc                                          1,177,601
          137,100    Air Canada Inc *                                                    831,494
           26,100    Alcan Aluminum Ltd                                                  858,806
           81,893    Alliance Forest Products Inc (d) *                                1,007,061
          295,000    Boliden Ltd *                                                       674,139
          100,000    Cambior Inc                                                         271,411
           55,157    Cambridge Shopping Centres Ltd *                                    279,075
           82,500    Canadian Hotel Income Properties                                    505,881
           63,000    Canadian Occidental Petroleum Ltd                                 1,161,037
           73,264    Concord Pacific Group *                                              36,823
           43,000    Falconbridge Ltd                                                    671,425
          101,500    Iamgold (International African Mining Gold) *                       227,868
           90,000    Inco Ltd *                                                        1,848,613
          220,100    KAP Resources Ltd *                                                   8,113
          200,000    Meridian Gold Inc *                                               1,052,138
           67,137    Oxford Properties Group *                                           715,372
          633,600    Semi-Tech Class A *                                                  29,723
           38,800    St Laurent Paperboard *                                             501,836
          124,300    Tembec Inc Class A *                                              1,128,713
           25,640    Trizec Hahn Corp (Sub-Voting)                                       501,734
          192,000    TVX Gold Inc *                                                      151,830
                                                                                -----------------
                                                                                      13,640,693
                                                                                -----------------
                     Finland - 0.5%
           21,900    Huhtamaki OY Class I                                                758,726
           46,500    Metra AB Class B                                                    834,966
           67,500    Metsa Serla OY                                                      638,820
           58,000    Metso OY *                                                          735,150
           94,850    Oyj Hartwall Abp                                                  1,282,372
           49,000    UPM-Kymmene OY                                                    1,695,017
                                                                                -----------------
                                                                                       5,945,051
                                                                                -----------------
                     France - 6.7%
            4,312    Accor SA                                                          1,037,526
           29,853    Alcatel Alsthom Cie Generale d'Electricite SA                     4,572,174
           16,390    Axa SA                                                            2,039,346
           43,041    Banque Nationale de Paris                                         3,291,453

2             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------
                     France - continued
           53,495    BIC SA                                                            2,802,603
            3,788    Bouygues                                                          1,044,281
            5,883    Cap Gemini SA                                                     1,009,832
            5,442    Chargeurs International SA                                          324,768
            6,170    Christian Dior                                                      990,594
           15,281    Club Mediterranee SA *                                            1,581,775
            3,351    Colas SA                                                            653,037
           61,921    Compagnie Generale d'Industrie et de Participations               3,060,933
            7,679    Dollfus-Mieg and Cie *                                               41,122
           66,499    Elf Aquitaine SA                                                 11,659,768
            3,073    Elf Gabon                                                           322,314
            7,764    Eridania Beghin-Say SA                                            1,026,731
          661,570    Eurotunnel SA Units (Bearer) *                                    1,006,248
           20,107    France Telecom SA                                                 1,565,242
           17,482    Gaz Et Eaux                                                         898,340
            8,750    Groupe Andre                                                      1,303,148
            6,789    Groupe Danone                                                     1,679,420
            2,299    Guyenne Et Gascogne                                               1,249,370
            6,694    Imetal                                                            1,066,237
            8,290    Labinal SA                                                        1,170,719
            9,780    Lafarge Coppee SA                                                 1,050,574
           58,910    Lagardere Groupe                                                  2,389,390
            2,441    Louis Vuitton Moet Hennessy                                         742,810
           41,831    Lyonnaise Des Eaux                                                6,976,653
           43,484    Michelin SA Class B                                               1,883,588
           26,833    Pechiney SA Class A                                               1,561,664
           17,367    Pernod Ricard                                                     1,331,767
           19,292    Peugeot SA                                                        3,545,628
            9,740    Pinault Printemps Redoute                                         1,687,212
           14,600    Renault SA                                                          786,484
           53,242    Rhone Poulenc SA Class A                                          2,582,397
           10,530    Saint-Gobain                                                      2,035,383
           28,177    Seita                                                             1,535,717
            5,565    Sidel (Bearer)                                                      615,430
           18,442    Sophia SA                                                           769,435
           35,745    SPIE Batignolles                                                  2,397,484
            6,315    Sylea (Bearer)                                                      386,206
           62,544    Thomson CSF                                                       2,285,749
           22,098    Total SA                                                          2,847,604
          101,550    Usinor Sacilor                                                    1,571,391
            9,260    Vallourec                                                           371,771
           24,686    Worms et Compagnie SA                                               363,741
                                                                                -----------------
                                                                                      85,115,059
                                                                                -----------------

              See accompanying notes to the financial statements               3

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------
                     Germany - 6.3%
           60,300    Adidas Salomon AG                                                 5,604,885
          128,500    Bankgesellschaft Berlin AG                                        2,285,662
           43,990    Bayer AG                                                          1,912,012
           65,500    BHF Bank AG                                                       3,092,542
           28,700    Brau und Brunnen *                                                1,849,177
            9,945    Cologne Reinsurance (Registered)                                  9,611,532
          148,000    Commerzbank AG                                                    5,299,418
          182,810    Continental AG                                                    4,209,429
           94,555    Deutsche Bank AG                                                  6,461,830
          185,940    Dresdner Bank                                                     8,563,002
           12,740    Holzmann (Philipp) *                                              2,260,713
            3,331    Koelnische Rueckversicherungs-Gesellschaft AG                     3,219,307
          165,750    K&S AG                                                            2,535,063
          168,500    Lufthansa AG                                                      3,257,000
           55,000    Rheinmetall AG                                                    1,161,875
          137,360    RWE AG                                                            5,926,784
          268,000    Stinnes AG *                                                      4,231,971
          136,600    Veba AG                                                           8,700,310
                                                                                -----------------
                                                                                      80,182,512
                                                                                -----------------
                     Greece - 0.1%
           83,000    Hellenic Telecommunications ADR                                     855,938
                                                                                -----------------

                     Hong Kong - 3.4%
        1,792,400    Amoy Properties Ltd                                               1,765,820
          470,000    CLP Holdings Ltd                                                  2,221,335
        3,355,052    Dairy Farm International                                          3,338,277
          293,000    Goldlion Holdings Ltd                                                52,071
        1,444,800    Hang Lung Development Co Ltd                                      1,655,953
        1,265,000    HKR International Ltd                                               977,444
        2,796,587    Hong Kong Electric Holdings Ltd                                   9,201,728
        4,191,641    Hong Kong Land Holdings                                           6,203,629
        1,044,358    Hysan Development Co Ltd                                          1,358,379
          302,000    Jardine International Motor Holdings Ltd                            185,708
        6,440,000    Lai Sun Development                                                 447,847
        1,110,266    Liu Chong Hing Bank Ltd                                           1,265,379
        1,173,000    National Mutual Asia Ltd                                            823,275
          530,000    New World Development Co Ltd                                      1,276,344
          220,000    Orient Overseas International Ltd                                    99,869
        7,704,073    Regal Hotels International Ltd                                      823,472
        7,460,882    Semi Tech (Global) Co Ltd *                                         220,988
        5,827,000    South China Morning Post Ltd                                      3,676,980


4              See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------
                     Hong Kong - continued
          681,500    Swire Pacific Ltd Class A                                         3,510,557
        2,844,500    Swire Pacific Ltd Class B                                         2,234,529
        1,079,000    Wheelock and Co Ltd                                               1,396,489
                                                                                -----------------
                                                                                      42,736,073
                                                                                -----------------
                     India - 1.4%
          111,353    Asian Paints Ltd                                                  1,019,578
          248,950    Bharat Heavy Electricals Ltd                                      1,818,407
          156,100    Bharat Petrol Corp                                                  991,168
          154,000    Container Corp of India                                           1,240,007
          100,000    Container Corp of India *                                           805,199
          145,300    Corporation Bank                                                    353,326
          597,350    Corporation Bank                                                  1,413,411
          182,105    Hindustan Petroleum                                               1,060,141
          548,071    Indo Gulf Corporation Ltd                                           882,613
           14,700    Indo Gulf Fertilizers                                                23,673
          629,097    Industrial Credit & Investment Corp of India Ltd                  1,165,061
          980,177    Industrial Development Bank of India                                856,887
           59,007    Mahindra & Mahindra GDR (Reg S) (d)                                 687,432
          238,491    Reliance Industries                                               1,061,118
          115,000    Videsh Sanchar Nigam GDR 144A                                     1,627,250
          141,800    Videsh Sanchar Nigam Ltd                                          3,239,861
                                                                                -----------------
                                                                                      18,245,132
                                                                                -----------------
                     Indonesia - 0.2%
        1,401,000    Indah Kiat Pulp & Paper *                                           511,114
           35,700    Indosat ADR Class B                                                 551,119
        9,600,000    Matahari Putra Prima Tbk *                                          969,381
          690,404    PT Daya Guna Samudera *                                             278,860
          300,000    Tambang Timah Persero (Foreign Registered)                          197,394
                                                                                -----------------
                                                                                       2,507,868
                                                                                -----------------
                     Ireland - 0.1%
          117,335    Allied Irish Banks Plc                                            1,516,966
           80,000    Eircom Plc *                                                        364,449
                                                                                -----------------
                                                                                       1,881,415
                                                                                -----------------
                     Italy - 4.5%
           93,061    Assicurazioni Generali SPA                                        3,140,547
          328,328    Banca Commerciale Italiana SPA                                    2,233,369
           65,113    Banca di Legano SPA                                                 361,760
          140,039    Banca Nazionale Del Lavora SPA *                                    455,582
          236,958    Banca Toscana                                                     1,033,685
          534,369    Banco Ambrosiano Veneto SPA (Non Convertible)                     1,083,700
          758,012    Credito Italiano                                                  3,498,841
          168,447    Danieli & Co Di Risp (Non Convertible)                              526,650
          228,852    Edison SPA                                                        1,909,627
          389,652    ENI SPA                                                           2,341,833

              See accompanying notes to the financial statements.             5

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------
                     Italy - continued
           31,984    Ericsson SPA                                                      1,030,385
          146,530    Falck Acciaierie and Ferriere Lombarde                            1,067,929
           24,290    Fiat SPA                                                            782,518
            2,907    Fiat SPA (Non Convertible)                                           46,610
           72,520    Gruppo Editoriale L' Express                                      1,160,479
           86,303    IFIL Finanziaria di Partecipazoni SPA (Non Convertible)             370,100
          650,940    Industriali Riunite SPA                                             968,078
        1,094,404    Istituto Nazionale Delle Assicurazioni                            2,635,598
          165,256    Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)         829,120
          549,422    Italgas SPA                                                       2,280,685
          154,999    Magneti Marelli SPA                                                 406,020
          231,101    Mediaset SPA                                                      2,040,680
           43,386    Mediobanca SPA                                                      450,016
          536,081    Montedison SPA                                                      634,184
           54,425    Montefibre SPA                                                       37,251
          462,667    Olivetti and Co SPA *                                             1,075,122
           58,000    Pagnossin SPA                                                       232,798
          199,293    RAS SPA                                                           1,873,479
           76,677    Rinascente per l'Esercizio di Grandi Magazzini SPA                  612,285
          122,196    SAI di Risp                                                         615,662
           93,292    San Paolo IMI SPA                                                 1,252,439
        2,399,372    Seat Pagine Gialle Di Risp                                        2,012,263
          131,669    Sirti SPA                                                           680,079
        1,276,706    Telecom Italia Mobile SPA (Non Convertible)                       4,423,148
          648,492    Telecom Italia SPA                                                6,527,761
          734,162    Telecom Italia SPA (Non Convertible)                              4,202,986
           72,569    Toro Assicurazioni                                                  918,279
          159,857    Unicem Di Risp                                                      710,854
        1,697,304    Unione Immobiliaer SPA                                              813,921
                                                                                -----------------
                                                                                      57,276,323
                                                                                -----------------
                     Japan - 24.2%
           30,240    Aiful Corp                                                        5,242,942
          151,000    Ajinomoto Co Inc                                                  1,722,842
              300    Akita Bank                                                            1,122
          127,000    Alps Electric Co Ltd                                              3,683,342
           63,000    Arisawa Manufacturing                                             1,631,812
          297,000    Asahi Breweries Ltd                                               4,507,346
          343,000    Asahi Chemical Industry Co                                        1,830,042
          294,000    Bridgestone Corp                                                  8,312,281
          243,000    Canon Inc                                                         7,091,979
           38,300    Chubu Electric Power Co Inc                                         714,337
          115,000    Chugai Pharmaceutical Co Ltd                                      1,269,096
           54,580    Circle K Japan Co Ltd                                             2,324,671
          197,000    Cosmo Oil Co Ltd                                                    359,342

6             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------
                     Japan - continued
          262,000    Dainippon Ink & Chemicals Inc                                     1,015,550
          104,000    Dainippon Printing Co Ltd                                         1,697,843
          260,000    Daiwa Securities Co Ltd                                           2,349,948
              592    East Japan Railway Co                                             3,579,698
          455,000    Fuji Electric Co                                                  2,079,028
          180,000    Fuji Photo Film Co Ltd                                            6,566,647
          166,000    Fujitec Co                                                        1,733,504
          388,000    Fujitsu Ltd                                                      11,359,205
           20,000    H I S Co Ltd                                                        674,905
           66,000    Hitachi Credit Corp                                               1,453,691
           66,000    Hitachi Information Systems                                       1,896,119
           25,312    Hokkaido Electric Power                                             393,375
          380,000    Honda Motor Co Ltd                                               15,249,213
          158,000    Hosiden Corp                                                      4,164,531
           95,000    INAX Corp                                                           700,078
           26,500    Internet Initiative Japan Inc ADR *                               1,368,063
           72,000    Japan Airport Terminal Co Ltd                                       860,231
              129    Japan Tobacco Inc                                                 1,788,317
          107,650    Kansai Electric Power                                             2,061,790
          266,000    Kao Corp                                                          7,544,895
           33,000    Kinden Corp                                                         331,068
          911,000    Marubeni Corp                                                     2,151,936
           89,000    Matsushita Electric Industrial Co Ltd                             1,753,295
          594,000    Minebea Co Ltd                                                    7,151,078
          334,000    Minolta Co Ltd                                                    1,861,225
          218,000    Mitsubishi Corp                                                   1,811,282
          479,000    Mitsui Petrochemical Industries Ltd                               3,494,915
          353,000    Mitsui & Co                                                       2,482,220
          132,000    Nihon Unisys Ltd                                                  3,996,899
           37,400    Nintendo Co Ltd                                                   6,480,916
              700    Nippon Electric Glass Co                                              8,619
          130,000    Nippon Express Co Ltd                                               992,385
           82,000    Nippon Meat Packers Inc                                           1,121,802
           98,000    Nippon Mining & Metals Co Ltd                                       759,725
           25,000    Nippon Shinpan Co                                                    86,643
              419    Nippon Telegraph & Telephone                                      4,700,351
            3,510    Nippon Television Network                                         1,920,744
           24,600    Nitta Corp                                                          190,033
           79,000    NSK Ltd                                                             507,237
              171    NTT Mobile Communication Network Inc                              2,838,433
              684    NTT Mobile Communication Network *                               11,291,349
          130,000    Onward Kashiyama Co Ltd                                           1,984,769
          111,500    Orix Corp                                                        10,718,318
           40,788    Paris Miki Inc                                                    3,348,005

              See accompanying notes to the financial statements.              7

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------
                     Japan - continued
           90,000    Pioneer Electronics Corp                                          1,594,054
           28,000    Rinnai Corp                                                         678,006
           61,000    Rohm Co Ltd                                                      12,128,232
        1,104,000    Sakura Bank Ltd                                                   5,839,938
           48,000    Sanrio Co Ltd                                                     2,272,060
          108,000    Sekisui House Ltd                                                 1,159,342
          159,000    Shibusawa Warehouse                                                 500,296
           36,000    Shimachu Co                                                         666,515
          167,750    Shin-Etsu Chemical Co Ltd                                         6,823,521
          111,000    Shionogi and Co Ltd                                                 951,617
           68,000    Showa Corp                                                          354,745
           24,500    SMC                                                               3,731,588
           68,500    Sony Corp                                                         8,858,863
           79,000    Sumitomo Bakelite Co Ltd                                            824,260
          268,000    Sumitomo Trust & Banking                                          1,784,304
          358,000    Suzuki Motor Corp                                                 6,040,403
          217,000    Takeda Chemical Industries Ltd                                   10,885,129
          101,000    TDK Corp                                                         12,251,357
          297,000    Terumo Corp                                                       9,480,596
           26,000    Tokyo Broadcasting System Inc                                       420,904
           80,000    Tokyo Seimitsu Co Ltd                                             7,879,976
           53,000    Toppan Printing Co Ltd                                              676,729
          617,000    Toshiba Corp                                                      5,475,316
          112,000    Tsubaki Nakashima Co Ltd                                          1,661,945
           15,000    Unicharm Corp                                                       778,421
          208,000    UNY Co Ltd                                                        2,845,547
          100,000    Ushio Inc                                                         1,285,968
              226    West Japan Railway Co                                               896,621
          145,000    Yamaha Corp                                                       1,586,940
          307,000    Yamanouchi Pharmaceutical Co Ltd                                 13,663,733
          111,000    Yamatake Honeywell                                                1,245,200
          114,000    Yamato Kogyo Co                                                     725,724
                                                                                -----------------
                                                                                     305,178,882
                                                                                -----------------
                     Korea - 1.4%
              390    Daehan Flour Mill                                                    25,769
          264,350    Daewoo Corp                                                         414,272
            7,022    Daewoo Securities                                                   129,079
           57,929    Hana Bank GDR                                                       566,256
           15,671    Hansol Paper Manufacturing Ltd                                      212,398
           28,288    Hyundai Motor Co GDR *                                               62,799
           41,000    Hyundai Motor Service Co GDR 144A                                   362,850
           65,000    Kookmin Bank GDR (Registered) 144A                                  869,375
            7,440    Korea Chemical                                                      584,864
           50,000    Korea Data Systems Co *                                             688,268

8            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------
                     Korea - continued
           82,000    Korea Telecommunications ADR *                                    2,665,000
               68    Korea Trust *                                                       464,440
           48,946    LG Electronics Co                                                 2,073,105
            7,290    LG Securities Co Ltd                                                126,595
           22,290    Nhong Shim                                                        1,382,150
           42,890    Pacific Chemical Corp                                             1,068,163
          102,000    Pantech Co Ltd                                                      959,085
          162,578    Samsung Corp                                                      2,864,568
          178,373    Shinhan Bank                                                      1,918,964
            6,880    Sindoricom Co Ltd                                                   268,090
                                                                                -----------------
                                                                                      17,706,090
                                                                                -----------------
                     Malaysia - 0.4%
          750,800    Genting Berhad                                                    2,766,105
          315,000    New Straits Times                                                   688,026
          407,000    Resorts World Berhad                                              1,033,566
          477,000    Tanjong                                                           1,104,632
                                                                                -----------------
                                                                                       5,592,329
                                                                                -----------------
                     Mexico - 0.2%
        1,540,000    Controladora Coml Mexicana Classes B and C                        1,444,930
           89,400    Nuevo Grupo Iusacell SA ADR *                                     1,005,750
                                                                                -----------------
                                                                                       2,450,680
                                                                                -----------------
                     Netherlands - 4.5%
          137,263    ABN Amro Holdings NV                                              3,341,882
           50,929    Aegon NV                                                          4,454,123
           77,312    Akzo Nobel NV                                                     3,597,158
          555,358    ASM International NV *                                            4,095,765
           14,410    Bam Groep                                                           776,249
           68,964    Dordtsche Petroleum                                               3,587,529
           95,422    Elsevier NV                                                       1,098,605
           13,329    Fugro NV                                                            441,369
           56,682    Hal Trust Class B                                                 1,089,641
           66,932    Hal Trust (Participating Units)                                   1,265,475
           43,865    Hunter Douglas NV                                                 1,378,389
           26,360    ING Groep NV                                                      1,445,039
           44,664    Kon Bolswessanen                                                    547,246
           73,531    Koninklijke KPN NV                                                3,293,086
           12,285    Koninklijke Pakhoed                                                 315,966
           23,173    Koninklijke Philips Electronics ADR *                             2,382,474
           82,743    Koninklijke Philips Electronics *                                 8,525,606
           83,507    Koninklijke Volker Wessels                                        1,671,471
           96,930    Laurus NV                                                         2,175,624
               86    Moeara Enim Petroleum                                             2,016,593
           20,560    Nedlloyd                                                            586,346
           51,843    Royal Dutch Petroleum                                             3,186,984

              See accompanying notes to the financial statements.              9

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------

                     Netherlands - continued
           62,692    TNT Post Group NV                                                 1,546,200
           11,683    Unilever NV *                                                       812,600
           17,833    Van Ommeren (Koninklijke) (Participating Certificate)               612,173
           30,122    Vendex NV                                                           789,046
           61,000    Wegener Arcade NV                                                   844,049
           29,107    Wereldhave NV                                                     1,431,146
                                                                                -----------------
                                                                                      57,307,834
                                                                                -----------------
                     New Zealand - 1.4%
          461,000    Air New Zealand Class B                                             834,180
        6,853,617    Brierley Investment Ltd *                                         1,629,927
        1,843,825    Carter Holt Harvey Ltd                                            2,182,960
           38,750    DB Group Ltd                                                         46,478
          105,248    Fisher and Paykel Industries Ltd                                    310,155
        1,324,019    Fletcher Challenge Buildings                                      1,834,508
        1,275,433    Fletcher Challenge Energy                                         3,264,024
        2,395,891    Fletcher Challenge Ltd *                                          1,151,968
        2,270,521    Fletcher Challenge Paper                                          1,643,403
          204,200    Independent Newspapers Ltd *                                        786,507
          273,307    Lion Nathan Ltd                                                     607,589
          503,450    Telecom Corp of New Zealand                                       2,256,659
        7,039,327    Trans Tasman Properties Ltd                                       1,128,193
          485,082    Wrightson Ltd                                                        95,299
                                                                                -----------------
                                                                                      17,771,850
                                                                                -----------------
                     Norway - 0.4%
           33,800    Dyno Industrier AS                                                  714,979
           25,900    Elkem AS Class A                                                    462,058
           30,000    Norsk Data AS Class B ADR (b) *                                         300
            5,400    Norske Skogindustrier AS Class A                                    225,702
          214,500    Petroleum Geo-Services *                                          4,291,367
                                                                                -----------------
                                                                                       5,694,406
                                                                                -----------------
                     Russia - 0.0%
        5,215,000    Irkutskenergo (Registered) (c)                                      469,350
                                                                                -----------------

                     Singapore - 0.4%
          383,712    Jardine Matheson Holdings Ltd                                     1,834,143
          723,263    Jardine Strategic Holdings Ltd                                    1,663,505
          755,000    Singapore Land Ltd                                                1,828,890
                                                                                -----------------
                                                                                       5,326,538
                                                                                -----------------
                     South Africa - 1.6%
           20,300    Anglo Gold Ltd                                                    1,018,004
          460,700    Barlow Ltd                                                        2,348,191
          433,000    C.G. Smith Ltd                                                    1,153,338
        1,232,606    Goldfields Ltd                                                    4,255,956
          250,700    Johnnies Industrial Corp                                          1,710,630

10            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------

                     South Africa - continued
          277,853    Liberty Life Association of Africa Ltd                            3,257,303
        2,535,100    Murray & Roberts Holdings Ltd                                     1,871,522
        2,960,000    Sanlam Limited                                                    3,528,445
        1,300,814    Sun International Ltd                                               295,153
          290,500    Western Areas Gold Mining Co Ltd *                                  811,986
                                                                                -----------------
                                                                                      20,250,528
                                                                                -----------------
                     Spain - 2.7%
           13,800    Acerinox SA                                                         457,111
              624    Aguas de Barcelona *                                                 10,315
           55,000    Argentaria Corporacion Bancaria de Espana SA                      1,251,920
          225,066    Banco Bilbao Vizcaya SA                                           3,000,102
           23,115    Banco Popular Espanol                                             1,693,195
          496,292    Banco Santander Central Hispano                                   4,985,222
           26,392    Bankinter SA                                                      1,075,756
           12,107    Corporacion Mapfre (Registered)                                     228,266
          186,548    Endesa                                                            3,743,785
          129,580    FENOSA SA                                                         1,847,730
           10,000    Ferrovial SA *                                                      209,138
          186,643    Iberdrola SA                                                      2,681,127
            7,550    Metrovacesa SA                                                      162,285
           14,298    Midesa                                                              312,466
          158,580    Repsol SA                                                         3,321,527
           19,000    Tabacalera SA Class A                                               364,649
          495,164    Telefonica de Espana SA                                           7,897,556
           15,000    Transportes Azkar SA                                                157,645
           39,451    Vallehermoso SA                                                     368,781
                                                                                -----------------
                                                                                      33,768,576
                                                                                -----------------
                     Sweden - 0.3%
          109,000    Castellum AB                                                      1,016,225
           36,000    Diligentia AB                                                       268,071
          132,400    Munksjo AB                                                        1,050,030
           32,900    Svenska Cellulosa Class B                                           956,048
                                                                                -----------------
                                                                                       3,290,374
                                                                                -----------------
                     Switzerland - 2.8%
            2,298    Banque Cantonale Vaudoise (Bearer)                                  720,448
            2,186    Belimo Automation AG                                                735,833
              379    Bobst SA (Bearer)                                                   452,769
           31,322    CS Holdings (Registered)                                          5,912,542
            1,825    Fischer (George) AG (Registered)                                    560,112
              291    Flughafen Immobilien                                                561,795
            3,197    Forbo Holdings AG (Registered)                                    1,266,055
            5,230    Geberit International AG *                                        1,353,152
           19,660    Hero AG *                                                         2,595,208
              847    Holderbank Financiere Glarus AG (Bearer)                          1,042,608

              See accompanying notes to the financial statements.             11

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------

                     Switzerland - continued
            3,526    Jelmoli (Registered)                                                726,099
            1,703    Keramik (Bearer) *                                                  639,566
            6,545    Kraftwerk Laufenberg (Bearer)                                     1,049,723
            2,149    Merkur Holding AG (Registered)                                      541,824
            1,781    Nestle AG (Registered)                                            3,514,745
            2,696    Novartis AG (Registered)                                          3,879,137
              416    Societe Generale de Surveillance Holding SA (Bearer)                473,083
            1,554    Sulzer Gebrueder AG (Registered) *                                  975,417
            2,368    Sulzer Medica AG                                                    450,125
            4,003    Swatch Group AG (Bearer)                                          2,943,266
              168    Swiss Insurance Co                                                  316,019
              627    Swiss Reinsurance (Bearer)                                        1,222,880
            3,835    Zellweger Luwa AG (Bearer)                                        2,323,629
            2,591    Zurich Allied                                                     1,520,295
                                                                                -----------------
                                                                                      35,776,330
                                                                                -----------------
                     Taiwan - 0.1%
        2,347,000    Pacific Electric Wire & Cable *                                   1,208,787
          530,000    Standard Foods Taiwan Ltd *                                         452,728
                                                                                -----------------
                                                                                       1,661,515
                                                                                -----------------
                     Thailand - 0.1%
          428,900    First Bangkok City (Foreign Registered) (b) *                           112
          645,900    Jasmine International Public Co (Foreign Registered) *              298,911
            9,000    Telecomasia Corp Public Co Ltd GDR 144A *                            82,827
          487,700    Thai Telephone & Telecommunications (Foreign Registered) *          113,167
          204,800    Total Access Communication *                                        458,752
                                                                                -----------------
                                                                                         953,769
                                                                                -----------------
                     United Kingdom - 16.7%
          137,441    Allied Domecq Plc                                                 1,269,635
          208,321    Allied Zurich Plc                                                 2,547,445
          163,777    Anglian Water Plc                                                 1,948,755
          440,000    Arjo Wiggins Appleton Plc                                         1,531,733
          118,084    BAA                                                               1,234,176
          190,056    Bank of Scotland                                                  2,369,932
          182,277    Barclays Plc                                                      5,422,208
          124,000    Bass Plc                                                          1,667,862
          240,613    Berkley Group                                                     3,046,788
          803,347    BG Plc                                                            4,834,344
          865,000    Billiton Plc                                                      3,522,395
          186,000    Blue Circle Industries                                            1,281,552
          144,325    BOC Group Plc                                                     3,040,083
          135,200    Boots Co                                                          1,669,592
          226,953    BPB Industries Plc                                                1,377,607
          286,115    British Airways Plc                                               1,873,589
          219,821    British American Tobacco                                          1,850,369

12            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------

                     United Kingdom - continued
          399,350    British Energy Plc                                                3,326,258
          501,600    British Energy Plc Class A *                                        455,699
          145,000    British Land Co                                                   1,214,726
          532,499    British Petroleum Co Plc                                          9,889,477
        1,091,250    British Steel Plc                                                 2,864,508
        1,024,655    British Telecom Plc                                              15,701,571
          360,000    British-Borneo Oil & Gas Plc                                      1,259,025
          650,468    BTR Siebe Plc                                                     3,320,796
          281,000    Cable & Wireless                                                  3,226,094
          133,375    Capital Shopping Centres Plc                                        931,830
          408,800    Caradon Plc                                                       1,140,467
          179,371    Carillion Plc *                                                     398,019
          958,074    Centrica Plc                                                      2,553,437
          216,381    Commercial Union Plc                                              3,223,570
          380,000    Cookson Group                                                     1,411,459
          432,916    Diageo Plc                                                        4,385,476
           51,000    Dixons Group                                                        960,284
          292,000    Enterprise Oil                                                    2,112,846
          315,000    FKI Plc                                                           1,076,322
           38,927    Flextech Plc *                                                      575,540
          702,000    Gallaher Group Plc                                                4,740,880
          265,000    General Electric Plc                                              2,650,384
          133,219    Glaxo Wellcome Plc                                                3,504,467
          276,948    Granada Group Plc                                                 2,473,744
          410,586    Great Portland Estates Plc                                        1,488,755
          224,139    Great Universal Stores Plc                                        2,259,735
          172,008    Hanson Plc                                                        1,463,110
          799,467    HSBC Holdings Plc                                                 9,891,945
          220,136    Imperial Chemical Industries Plc                                  2,502,552
          137,816    Imperial Tobacco Group Plc                                        1,555,641
          180,000    Johnson Matthey                                                   1,772,765
          118,060    Ladbroke Group                                                      451,332
          726,000    Lasmo Plc                                                         1,786,079
          112,762    Liberty International Plc                                           843,583
          340,000    Marks & Spencer                                                   2,271,551
          306,140    Mirror Group Plc                                                  1,250,335
          369,600    National Power                                                    2,629,770
          203,924    National Westminster Bank                                         4,193,836
          143,000    Norwich Union Plc                                                   977,232
          334,000    Nycomed Amersham Plc                                              2,170,628
          711,000    Old Mutual Plc *                                                  1,502,195
          160,107    Peninsular & Oriental Steam Navigation Co                         2,627,217
          109,086    Powergen Plc                                                      1,090,141
          205,000    Prudential Corp                                                   3,060,612

              See accompanying notes to the financial statements.            13

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                       Value ($)
-------------------------------------------------------------------------------------------------
                     United Kingdom - continued
        2,148,935    Raglan Property Plc                                                 993,422
          105,630    Railtrack Group Plc                                               2,022,887
          235,831    Rolls-Royce                                                         937,583
          306,506    Royal & Sun Alliance Insurance Group                              2,552,944
          227,799    Safeway Plc                                                         945,027
          154,000    Sainsbury (J)                                                     1,062,308
          195,000    Scottish Hydro-Electric Plc                                       1,790,372
          350,000    Scottish Power Plc                                                3,221,930
          153,771    Scottish & Newcastle Plc                                          1,516,916
           95,000    Securicor Plc                                                       897,437
          160,593    Severn Trent Plc                                                  2,336,941
        1,045,000    Shell Transport & Trading (Registered)                            8,334,326
          350,000    Smith (David S.) Holdings Plc                                     1,027,078
          180,991    Smithkline Beecham Plc                                            2,358,753
           53,825    Standard Chartered                                                  790,182
          130,000    Sun Life & Province Holding                                       1,002,838
          179,371    Tarmac Plc *                                                      1,459,403
          171,000    Tate & Lyle                                                       1,108,087
          249,746    Taylor Woodrow Plc                                                  740,913
          138,263    Thames Water Plc                                                  1,987,541
          226,228    TI Group Plc                                                      1,825,182
          284,000    Tomkins Plc                                                       1,242,109
          379,642    Unilever Plc                                                      3,583,294
          256,000    United Assurance Group Plc                                        1,646,541
          194,904    United Utilities                                                  2,314,429
          189,721    Viglen Technology Plc                                               198,290
          149,000    Whitbread Plc Class A                                             2,058,031
           91,762    Williams Plc                                                        520,847
          119,146    Wolseley                                                            950,241
                                                                                -----------------
                                                                                     211,099,810
                                                                                -----------------
                     United States - 0.1%
          116,000    Freeport-McMoran Copper & Gold *                                  1,863,250
                                                                                -----------------


                     TOTAL COMMON STOCKS (Cost $895,035,815)                        1,115,303,384
                                                                                -----------------

                     PREFERRED STOCKS - 1.3%
                     Brazil - 0.0%
        6,439,529    Gerdau SA                                                            97,163
        2,809,994    Metalurgica Gerdau SA                                                82,604
                                                                                -----------------
                                                                                         179,767
                                                                                -----------------
                     France - 0.1%
           15,155    Casino Guichard Perrachon                                           992,463
                                                                                -----------------

14              See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares/
   Par Value         Description                                                   Value ($)
-------------------------------------------------------------------------------------------------
                     Germany - 0.8%
           46,800    Bayerische Motoren Werke AG                                         756,317
           36,410    Dyckerhoff AG (Non Voting)                                        1,230,658
           52,800    GEA AG                                                            1,756,755
           29,772    Metro AG Class I                                                    951,262
           23,144    Rheinmetall AG                                                      367,910
            5,150    Villeroy & Boch (Non-Voting)                                        484,132
          146,700    Volkswagen AG                                                     5,066,926
                                                                                -----------------
                                                                                      10,613,960
                                                                                -----------------
                     Italy - 0.1%
           36,213    Fiat SPA                                                            568,395
           20,541    IFI Istituto Finanziario Industries                                 540,241
                                                                                -----------------
                                                                                       1,108,636
                                                                                -----------------
                     Korea - 0.1%
           22,000    Daewoo Securities Ltd                                               279,543
           27,310    Dongwon Securities Co                                               348,171
           68,540    Jinro Ltd *                                                         231,660
           30,000    LG Securities Co                                                    282,084
           27,230    Shinyoung Securities                                                317,164
                                                                                -----------------
                                                                                       1,458,622
                                                                                -----------------
                     Thailand - 0.2%
        2,300,000    Siam Commercial Bank Ltd *                                        2,608,526
                                                                                -----------------


                     TOTAL PREFERRED STOCKS (Cost $16,304,061)                        16,961,974
                                                                                -----------------

                     CONVERTIBLE BONDS - 0.4%
                     Hong Kong - 0.1%
USD       860,000    Sino Land Co, 5.00% due 2/26/01 (d)                                 847,100
                                                                                -----------------

                     Japan - 0.2%
USD     2,200,000    SB Treasury Co, 9.40% due 6/30/08 (d)                             2,211,000
                                                                                -----------------

                     Korea - 0.0%
KRW        19,462    Shinhan Bank, 15.00% due 12/2/48 (e)                                253,888
                                                                                -----------------

                     Mexico - 0.0%
USD       870,000    Grupo Financiero Invermexico, 7.50% due 6/16/01                      69,600
                                                                                -----------------

                     Singapore - 0.1%
USD     1,830,000    Keppel Corp, 2.00% due 8/12/02 144A                               1,862,025
                                                                                -----------------


                     TOTAL CONVERTIBLE BONDS (Cost $5,181,266)                         5,243,613
                                                                                -----------------

              See accompanying notes to the financial statements.             15

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


       Shares        Description                                                   Value ($)
-------------------------------------------------------------------------------------------------
                     INVESTMENT FUNDS - 0.4%
                     Chile - 0.1%
           85,050    Five Arrows Chile Investment Trust Ltd                              186,064
           56,700    Five Arrows Chile Investment Trust Ltd Convertible Units            127,859
                                                                                -----------------
                                                                                         313,923
                                                                                -----------------
                     India - 0.1%
          157,150    India Fund Class A                                                  795,971
           40,000    India Liberalisation (c) (d) *                                      644,400
                                                                                -----------------
                                                                                       1,440,371
                                                                                -----------------
                     Japan - 0.1%
            2,360    Shohkoh Fund                                                      1,706,854
                                                                                -----------------

                     Korea - 0.0%
           39,500    Korea Investment Fund                                               286,375
                                                                                -----------------

                     Russia - 0.1%
          180,000    First Russian Frontiers Trust Plc                                 1,041,952
           38,000    First Russian Frontiers Trust Plc Warrants 6/3/2001                  32,079
                                                                                -----------------
                                                                                       1,074,031
                                                                                -----------------
                     United States - 0.0%
           11,000    Morgan Stanley India Fund Inc *                                     136,813
                                                                                -----------------


                     TOTAL INVESTMENT FUNDS (Cost $6,455,703)                          4,958,367
                                                                                -----------------

                     RIGHTS & WARRANTS - 0.1%
                     Canada - 0.0%
          116,600    KAP Resources Ltd Class A Warrants 8/5/00 *                             781
                                                                                -----------------

                     Italy - 0.0%
              667    Olivetti SPA Rights *                                                    88
            5,456    Toro Assicurazioni Warrants 12/31/00 *                               27,201
                                                                                -----------------
                                                                                          27,289
                                                                                -----------------
                     Thailand - 0.1%
          645,900    Jasmine International Pcl Warrants 6/15/04 *                        214,711
        2,300,000    Siam Commercial Bank Ltd Warrants 5/10/02 *                       1,034,415
                                                                                -----------------
                                                                                       1,249,126
                                                                                -----------------

                     TOTAL RIGHTS & WARRANTS (Cost $356,977)                           1,277,196
                                                                                -----------------

16              See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


      Shares/
   Par Value  ($)    Description                                                   Value ($)
-------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 7.9%
                     Cash Equivalents - 7.9%
  $    60,900,000    First National Bank of Chicago Time Deposit, 5.50%
                     due 9/01/99                                                        60,900,000
       39,403,337    The Boston Global Investment Trust (a)                             39,403,337
                                                                                  -----------------
                                                                                       100,303,337
                                                                                  -----------------

                     TOTAL SHORT-TERM INVESTMENTS (Cost $100,303,337)                  100,303,337
                                                                                  -----------------

                     TOTAL INVESTMENTS - 98.1%
                     (Cost $1,023,637,159)                                           1,244,047,871

                     Other Assets and Liabilities (net) -  1.9%                         23,472,184
                                                                                  -----------------

                     TOTAL NET ASSETS - 100.0%                                   $   1,267,520,055
                                                                                  =================


                     Notes to the Schedule of Investments:

                     ADR   American Depositary Receipt
                     GDR   Global Depository Receipt

                     KRW   Korean Won
                     USD   United States Dollar

                     (a) Represents investment of security lending collateral (Note 1).

                     (b)  Bankrupt issuer.

                     (c)  Valued by management (Note 1).

                     (d) Security is restricted as to public resale. The aggregate market value of restricted securities is $5,396,993 or .43% of net assets.

                     (e)  Warrants included in position of security.

                     144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                     *  Non-income producing security.

                See accompanying notes to the financial statements.           17

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


--------------------------------------------------------------------------------


                     At August 31, 1999, industry sector diversification of the Fund's investments was as follows:

                     Industry Sector


                     Banking                                    10.1%
                     Consumer Goods                              7.8
                     Telecommunications                          7.4
                     Utilities                                   6.2
                     Electronic Equipment                        6.1
                     Oil and Gas                                 6.0
                     Conglomerates                               5.1
                     Insurance                                   4.7
                     Health Care                                 3.8
                     Machinery                                   3.7
                     Chemicals                                   3.7
                     Construction                                3.6
                     Metals and Mining                           3.5
                     Retail Trade                                3.4
                     Food and Beverage                           3.3
                     Financial Services                          2.9
                     Automotive                                  2.9
                     Services                                    2.9
                     Real Estate                                 2.5
                     Transportation                              2.4
                     Computers                                   2.0
                     Paper and Allied Products                   1.9
                     Communications                              1.7
                     Aerospace                                   0.4
                     Textiles                                    0.3
                     Miscellaneous                               1.7
                                                              ------
                                                               100.0%
                                                              ======


18              See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $1,023,637,159) (Note 1)            $  1,244,047,871
     Foreign currency, at value (cost $32,909,530) (Note 1)                33,089,992
     Cash                                                                       8,668
     Receivable for investments sold                                       25,209,798
     Receivable for fund shares sold                                        5,000,000
     Dividends and interest receivable                                      2,104,238
     Foreign withholding taxes receivable                                     989,607
     Receivable for expenses waived or borne by Manager (Note 2)               99,169
                                                                      ----------------

         Total assets                                                   1,310,549,343
                                                                      ----------------

Liabilities:
     Payable upon return of securities loaned (Note 1)                     39,403,337
     Payable for investments purchased                                      1,769,660
     Payable for fund shares repurchased                                      350,000
     Accrued capital gains taxes payable (Note 1)                             325,821
     Accrued Malaysian repatriation taxes (Note 1)                            276,528
     Payable to affiliate for (Note 2):
         Management fee                                                       634,566
         Shareholder service fee                                              154,846
     Accrued expenses                                                         114,530
                                                                      ----------------

         Total liabilities                                                 43,029,288
                                                                      ----------------

Net assets                                                           $  1,267,520,055
                                                                      ================

Net assets consist of:
     Paid-in capital                                                 $    962,689,744
     Accumulated undistributed net investment income                        7,489,133
     Accumulated undistributed net realized gain                           77,199,631
     Net unrealized appreciation                                          220,141,547
                                                                      ----------------

                                                                     $  1,267,520,055
                                                                      ================
Net assets attributable to:
     Class II Shares                                                 $     50,649,235
                                                                      ================
     Class III Shares                                                $  1,084,463,710
                                                                      ================
     Class IV Shares                                                 $    132,407,110
                                                                      ================

Shares outstanding:
     Class II                                                               3,650,749
                                                                      ================
     Class III                                                             78,087,085
                                                                      ================
     Class IV                                                               9,530,420
                                                                      ================

Net asset value per share:
     Class II                                                        $          13.87
                                                                      ================
     Class III                                                       $          13.89
                                                                      ================
     Class IV                                                        $          13.89
                                                                      ================

              See accompanying notes to the financial statements.             19

GMO Foreign Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $1,700,029)                       $   17,154,494
     Interest (including security lending income of $155,832)                        1,037,777
                                                                                 --------------
         Total income                                                               18,192,271
                                                                                 --------------

Expenses:
     Management fee (Note 2)                                                         3,599,193
     Custodian fees                                                                    449,525
     Audit fees                                                                         27,050
     Transfer agent fees                                                                24,654
     Legal fees                                                                         17,848
     Trustees fees (Note 2)                                                              6,347
     Registration fees                                                                     728
     Miscellaneous                                                                       2,944
     Fees waived or borne by Manager (Note 2)                                         (529,096)
                                                                                 --------------
                                                                                     3,599,193
     Shareholder service fee (Note 2)
         Class II                                                                       49,087
         Class III                                                                     763,052
         Class IV                                                                       61,992
                                                                                 --------------

         Net expenses                                                                4,473,324
                                                                                 --------------

             Net investment income                                                  13,718,947
                                                                                 --------------

Realized and unrealized gain (loss):
          Net realized gain (loss) on:
             Investments                                                            80,684,559
             Foreign currency, forward contracts and foreign currency
                 related transactions                                               (1,327,841)
                                                                                 --------------
                 Net realized gain                                                  79,356,718
                                                                                 --------------

         Change in net unrealized appreciation (depreciation) on:
             Investments (Note 1)                                                  118,793,673
             Foreign currency, forward contracts and foreign currency
                 related transactions                                                  491,561
                                                                                 --------------
                 Net unrealized gain                                               119,285,234
                                                                                 --------------

         Net realized and unrealized gain                                          198,641,952
                                                                                 --------------
Net increase in net assets resulting from operations                            $  212,360,899
                                                                                 ==============

20            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         Six Months Ended
Increase (decrease) in net assets:                                        August 31, 1999          Year Ended
Operations:                                                                 (Unaudited)        February 28, 1999
                                                                        -------------------    ------------------
       Net investment income                                           $        13,718,947    $       18,297,050
       Net realized gain                                                        79,356,718            31,609,905
       Change in net unrealized appreciation (depreciation)                    119,285,234           (47,678,215)
                                                                        -------------------    ------------------

       Net increase in net assets resulting from operations                    212,360,899             2,228,740
                                                                        -------------------    ------------------

Distributions to shareholders from:
       Net investment income
           Class II                                                                (24,351)           (1,237,030)
           Class III                                                              (760,382)          (18,110,163)
           Class IV                                                               (114,460)           (3,254,066)
                                                                        -------------------    ------------------
           Total distributions from net investment income                         (899,193)          (22,601,259)
                                                                        -------------------    ------------------

Distributions to shareholders from:
       Net realized gains
           Class II                                                               (775,764)             (536,347)
           Class III                                                           (16,956,509)           (7,886,316)
           Class IV                                                             (2,127,054)           (1,226,681)
                                                                        -------------------    ------------------
           Total distributions from net realized gains                         (19,859,327)           (9,649,344)
                                                                        -------------------    ------------------

Net share transactions:  (Note 5)
           Class II                                                              9,959,196           (19,441,415)
           Class III                                                            (4,237,455)          104,968,005
           Class IV                                                            (21,451,838)          (85,018,178)
                                                                        -------------------    ------------------
       Increase (decrease) in net assets resulting from
           net share transactions                                              (15,730,097)              508,412
                                                                        -------------------    ------------------

       Total increase (decrease) in net assets                                 175,872,282           (29,513,451)

Net assets:

       Beginning of period                                                   1,091,647,773         1,121,161,224
                                                                        -------------------    ------------------


       End of period (including accumulated undistributed net
           investment income of $7,489,133 and distributions
           in excess of net investment income of $5,330,621,
           respectively)                                               $     1,267,520,055    $    1,091,647,773
                                                                        ===================    ==================

              See accompanying notes to the financial statements.             21

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                            Six Months Ended
                                             August 31, 1999       Year Ended          Year Ended          Period Ended
                                               (Unaudited)     February 28, 1999   February 28, 1998    February 28, 1997*
                                             --------------    -----------------   -----------------    -----------------
Net asset value, beginning of period         $       11.79     $          12.09    $         10.65      $         10.02
                                             --------------    -----------------   -----------------    -----------------

Income from investment operations:
  Net investment income                               0.14 (c)             0.20 (c)           0.18   (c)           0.06
  Net realized and unrealized gain (loss)             2.17                (0.14)              1.48                 0.65
                                             --------------    -----------------   -----------------    -----------------

            Total from investment operations          2.31                 0.06               1.66                 0.71
                                             --------------    -----------------   -----------------    -----------------

Less distributions to shareholders from:
    Net investment income                            (0.01)               (0.25)             (0.22)               (0.08)
    Net realized gains                               (0.22)               (0.11)             (0.00)(d)
                                             --------------    -----------------   -----------------    -----------------
            Total distributions                      (0.23)               (0.36)             (0.22)               (0.08)
                                             --------------    -----------------   -----------------    -----------------

Net asset value, end of period               $       13.87     $          11.79   $          12.09    $           10.65
                                             ==============    =================   =================    =================

Total Return (a)                                    19.66%                 0.36%             15.94%                7.08%


Ratios/Supplemental Data:

    Net assets, end of period (000's)        $      50,649     $         33,780   $         53,949    $          21,957
    Net expenses to average
     daily net assets                                0.82% **              0.82%              0.82%                0.84 ** (b)
    Net investment income to average
     daily net assets                                2.16% **              1.64%              1.60%                0.83%**
    Portfolio turnover rate                            31%                   27%                19%                  13%
    Fees and expenses voluntarily
     waived or borne by the
     Manager consisted of the
     following per share
     amounts:                                $        0.01     $           0.03     $         0.03    $            0.02

* Period from September 30, 1996 (commencement of operations) to February 28, 1997.
**   Annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(c)  Computed using average shares outstanding throughout the period.
(d)  The per share realized gain distribution was $0.004.

22            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                             Six Months Ended
                                              August 31, 1999        Year Ended             Year Ended         Period Ended
                                                (Unaudited)       February 28, 1999      February 28, 1998   February 28, 1997*
                                              ---------------     -----------------      -----------------   ------------------
Net asset value, beginning of period         $         11.81      $           12.10     $        10.66       $           10.00
                                              --------------      -----------------      -------------          --------------

Income from investment operations:
  Net investment income                                 0.15 (c)               0.20 (c)           0.21 (c)                0.08
  Net realized and unrealized gain (loss)               2.16                  (0.12)              1.45                    0.66
                                              --------------      -----------------      -------------           -------------

      Total from investment operations                  2.31                   0.08               1.66                    0.74
                                              --------------      -----------------      -------------           -------------

Less distributions to shareholders from:
    Net investment income                              (0.01)                 (0.26)             (0.22)                  (0.08)
    Net realized gains                                 (0.22)                 (0.11)             (0.00)(d)                   -
                                              --------------      -----------------      -------------           -------------
      Total distributions                              (0.23)                 (0.37)             (0.22)                  (0.08)
                                              --------------      -----------------      -------------           -------------

Net asset value, end of period               $         13.89     $            11.81     $        12.10       $           10.66
                                              ==============      =================      =============           =============

Total Return (a)                                       19.65%                  0.48%             15.95%                   7.37%


Ratios/Supplemental Data:

    Net assets, end of period (000's)     $     1,084,464     $          927,108     $      847,427       $         671,829
    Net expenses to average daily net
       assets                                        0.75% **               0.75%              0.75%                   0.76% ** (b)
    Net investment income to average
       daily net assets                              2.28% **               1.60%              1.80%                   1.24% **
    Portfolio turnover rate                            31%                    27%                19%                     13%
    Fees and expenses voluntarily
       waived or borne by the Manager
       consisted of the following per
       share amounts:                     $          0.01      $            0.03     $         0.03       $            0.02

*    Period from June 28, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.
(c)  Computed using average shares outstanding throughout the period.
(d)  The per share realized gain distribution was $0.004.

              See accompanying notes to the financial statements.             23

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                          Six Months Ended
                                                           August 31, 1999          Year Ended              Period Ended
                                                             (Unaudited)         February 28, 1999       February 28, 1998*
                                                         ------------------      ------------------      ------------------
Net asset value, beginning of period                    $            11.81      $            12.11      $            10.90
                                                         -----------------       -----------------       -----------------

Income from investment operations:
  Net investment income                                               0.16 (d)                0.22 (d)                   - (b)
  Net realized and unrealized gain (loss)                             2.15                   (0.15)                   1.21
                                                         -----------------       -----------------      ------------------

         Total from investment operations                             2.31                    0.07                    1.21
                                                         -----------------       -----------------       -----------------

Less distributions to shareholders from:
  Net investment income                                              (0.01)                  (0.26)                      -
  Net realized gains                                                 (0.22)                  (0.11)                      -
                                                         -----------------      ------------------      ------------------
         Total distributions                                         (0.23)                  (0.37)                      -
                                                         -----------------      ------------------      ------------------

Net asset value, end of period                          $            13.89      $            11.81      $            12.11
                                                         =================      ==================       =================

Total Return (a)                                                     19.67%                   0.53%                  11.10%


Ratios/Supplemental Data:

         Net assets, end of period (000's)              $          132,407      $          130,760      $          219,785
         Net expenses to average
                daily net assets                                      0.69% **                0.69%                   0.69% **
         Net investment income to average
                daily net assets                                      2.37% **                1.81%                   0.26% **
         Portfolio turnover rate                                        31%                     27%                     19%
         Fees and expenses voluntarily
                waived or borne by the
                Manager consisted of
                the following per share
                amounts:                                $             0.01      $             0.03       $   (c)

*    Period from January 9, 1998 (commencement of operations) to February 28,
     1998.
**   Annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Net investment income earned was less than $.01 per share. Computed using average shares outstanding throughout the period.
(c) Fees or expenses voluntarily waived or borne by the manager were less than $.01 per share.
(d)  Computed using average shares outstanding throughout the period.

24            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)



Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the Morgan Stanley Capital International EAFE Index.

     The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)



Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 1999.

     Futures contracts
     The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently

GMO Foreign Fund
(A Series of GMO Trust)



Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 1999, there were no outstanding futures contracts.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1999, the Fund loaned securities having a market value of $36,889,234 collateralized by cash in the amount of $39,403,337 which was invested in a short-term instrument.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains,

GMO Foreign Fund
(A Series of GMO Trust)



Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     if any, after giving effect to any available capital loss carryover for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded an accrual in the amount of $325,821 for potential capital gains and repatriation taxes at August 31, 1999. The accrual for capital gains and repatriation taxes is included in net realized and unrealized gain in the Statement of Operations.

     Effective February 4, 1999, the Malaysian government imposed levies on the repatriation by foreigners of proceeds from the sale of Malaysian securities. Funds invested in Malaysia prior to February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, were subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $276,528 for potential repatriation tax on principal invested prior to February 15, 1999. Effective September 1, 1999, the Malaysian government exempted funds invested prior to February 15, 1999 from all levies, and such funds may now be freely repatriated. Accordingly, effective September 1, 1999 no accrual for potential Malaysian repatriation taxes is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO Foreign Fund
(A Series of GMO Trust)



Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of 0.75% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceeded .60% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $6,347. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Foreign Fund
(A Series of GMO Trust)



Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999 aggregated $194,255,215 and $316,693,544, respectively.

     At August 31, 1999 the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                        Gross Unrealized    Gross Unrealized    Net Unrealized
      Aggregate Cost      Appreciation        Depreciation       Appreciation
     ----------------  ------------------  ------------------  ----------------
      $1,023,637,159      $285,940,905        $65,530,193        $220,410,712


4.   Principal shareholder

     At August 31, 1999, 12.6% of the outstanding shares of the Fund were held by one shareholder.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                           Six Months Ended                         Year Ended
                                            August 31, 1999                      February 28, 1999
                                   --------------------------------   ----------------------------------
    Class II:                         Shares            Amount           Shares               Amount
                                   --------------   ---------------   --------------    ----------------
    Shares sold                          852,214   $    10,905,461          854,704    $     10,796,765

    Shares issued to shareholders
    in reinvestment of
    distributions                         59,540           799,598          146,654           1,773,377

    Shares repurchased                 (125,271)       (1,745,863)      (2,597,721)        (32,011,557)
                                   --------------   ---------------   --------------    ----------------
    Net increase (decrease)              786,483   $     9,959,196      (1,596,363)    $   (19,441,415)
                                   ==============   ===============   ==============    ================

GMO Foreign Fund
(A Series of GMO Trust)



Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Share transactions - continued

                                                     Six Months Ended                                Year Ended
                                                      August 31, 1999                             February 28, 1999
                                         --------------------------------------------   ----------------------------------------
     Class III:                               Shares                  Amount                Shares                Amount
                                        -------------------    ---------------------   ------------------    ------------------
     Shares sold                                 2,187,898   $           27,913,922           17,082,138   $       209,494,684

     Shares issued to shareholders in
     reinvestment of distributions               1,292,375               17,382,438            1,616,582            19,533,092

     Shares repurchased                        (3,924,787)             (49,533,815)         (10,176,725)         (124,059,771)
                                        -------------------    ---------------------   ------------------    ------------------
     Net increase (decrease)                     (444,514)   $          (4,237,455)            8,521,995   $       104,968,005
                                        ===================    =====================   ==================    ==================



                                                     Six Months Ended                                Year Ended
                                                      August 31, 1999                             February 28, 1999
                                        --------------------------------------------   ----------------------------------------
     Class IV:                                Shares                  Amount                Shares                Amount
                                        -------------------    ---------------------   ------------------    ------------------
     Shares sold                                 2,877,065   $           36,897,955              445,359   $        5,633,670

     Shares issued to shareholders in
     reinvestment of distributions                 161,529                2,170,952              128,073            1,542,577

     Shares repurchased                        (4,580,566)             (60,520,745)          (7,653,734)         (92,194,425)
                                        -------------------    ---------------------   ------------------    ------------------

     Net decrease                              (1,541,972)   $         (21,451,838)          (7,080,302)   $     (85,018,178)
                                        ===================    =====================   ==================    ==================

GMO Evolving Countries Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of net assets)
August 31, 1999 (Unaudited)



              Shares        Description                                                                Value ($)
---------------------------------------------------------------------------------------------------------------------
                            COMMON STOCKS - 79.9%
                            Brazil - 5.3%
                 145,000    Brahma ON                                                                         58,845
               1,160,000    CIA Saneamento Basico SAO PA                                                      76,643
               1,200,000    Companhia Petroquimica do Sul                                                     33,590
               7,232,000    Companhia Siderurgica Nacional SA                                                174,930
              40,409,000    Electrobras                                                                      628,631
                  10,331    Itausa-Investimentos Itau SA                                                       4,730
                  48,191    Souza Cruz (Registered)                                                          270,792
                   7,000    Telebras ADR *                                                                       328
                   9,642    Telebras Holders ADR                                                             715,316
              17,000,000    Telebras SA                                                                          442
              17,000,000    Telecomunicacoes Brasileiras SA *                                                698,663
                  13,800    Vale Do Rio Doce                                                                 222,581
                   5,000    Vidraria Santa Marina                                                              4,553
                                                                                                    -----------------
                                                                                                           2,890,044
                                                                                                    -----------------
                            Chile - 1.3%
                     700    Banco de Edward ADR                                                               10,588
                   6,000    Banco Santander ADR                                                              100,500
                   3,000    Banco Santiago ADR                                                                63,000
                   5,600    Chilectra SA ADR                                                                 109,200
                   2,600    Compania Cervecerias                                                              68,088
                   3,400    Compania de Telefones de Chile ADR                                                76,500
                   3,100    Distribucion y Servicio ADR                                                       51,150
                   7,182    Empresa Natl de Electricidad ADR                                                  88,877
                   7,100    Gener SA ADR                                                                     130,019
                                                                                                    -----------------
                                                                                                             697,922
                                                                                                    -----------------
                            China - 5.0%
                 147,000    China Merchants Holdings Co Ltd                                                  123,996
                 662,000    China Overseas Land & Investment Ltd                                              79,285
                  98,000    China Resources Enterprise                                                       160,911
                   2,600    China Telecom (Hong Kong) Ltd ADR *                                              161,684
                 296,000    China Telecom Ltd Class H *                                                      918,669
                 208,000    Citic Ka Wah Bank Ltd                                                             83,038
                 120,000    Cosco Pacific Ltd                                                                105,085
                   5,500    Huaneng Power International ADR                                                   68,750
                 626,000    Huaneng Power International Inc                                                  201,542
               2,288,000    Maanshan Iron & Steel *                                                          194,469
                  46,000    Shanghai Industrial Holdings                                                     109,888
               2,128,000    Shanghai Petrochemical Co Class H                                                457,655
                                                                                                    -----------------
                                                                                                           2,664,972
                                                                                                    -----------------
                            Czech Republic - 0.7%
                  10,910    Ceska Sporitelna *                                                                53,867
                   1,770    Ceske Radiokomunikace *                                                           64,830
                   2,975    Komercni Banka AS *                                                               74,645
                     430    Severoceske Doly                                                                  12,401
                   2,792    SPT Telecom AS *                                                                  47,427
                     362    Tabak AS                                                                          85,400
                  20,700    Unipetrol                                                                         36,416
                                                                                                    -----------------
                                                                                                             374,986
                                                                                                    -----------------

              See accompanying notes to the financial statements.              1

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


              Shares        Description                                                                Value ($)
--------------------------------------------------------------------------------------------------------------------
                            India - 0.0%
                     100    Castrol India                                                                        998
                     100    Satyam Computer Service                                                            1,997
                     100    Satyam Computer Service New Shares                                                 1,993
                                                                                                    -----------------
                                                                                                               4,988
                                                                                                    -----------------
                            Indonesia - 5.9%
                 411,000    Astra International *                                                            144,586
                  18,400    Bank Internasional Indonesia *                                                       360
               3,677,500    Bank Negara Indonesia                                                            107,809
                 354,000    Gajah Tunggal Tbk *                                                               31,134
                 607,100    Gudang Garam                                                                   1,463,368
                   9,000    Gulf Resources Ltd ADR *                                                          92,813
                 126,900    HM Sampoerna *                                                                   263,721
                 731,900    Indah Kiat Pulp & Paper *                                                        267,012
                 599,000    Indorama Synthetics *                                                            101,459
                 941,000    Matahari Putra Prima Tbk *                                                        95,020
                 364,000    PT Daya Guna Samudera *                                                          147,023
                 198,600    PT Indofood Sukses Makmur Tbk *                                                  212,185
                  20,000    PT Indosat (Persero) Tbk                                                          31,075
                  66,500    Semen Gresik                                                                     129,967
                  41,000    Tambang Timah Persero (Foreign Registered)                                        26,977
                 198,612    Telekomunikasi Indonesia                                                          76,339
                                                                                                    -----------------
                                                                                                           3,190,848
                                                                                                    -----------------
                            Korea - 20.0%
                   8,860    Cheil Jedang Corp                                                                701,745
                  55,700    Daewoo Corp                                                                       87,289
                  47,000    Daewoo Heavy Industries                                                           74,452
                  11,200    Daewoo Securities                                                                205,879
                  70,000    Daewoo Electronics *                                                             128,674
                  23,084    Hana Bank                                                                        205,321
                  11,450    Housing & Commercial Bank                                                        267,700
                   9,400    Hyundai Heavy Industries                                                         527,133
                  15,433    Hyundai Merchant Marine                                                          237,934
                  25,000    Kookmin Bank                                                                     349,428
                  11,700    Korea Electric Power Corp                                                        436,086
                  11,150    Korea Telecommunications ADR *                                                   362,375
                  13,404    LG Chemicals Ltd                                                                 428,065
                   4,800    LG Information & Communication                                                   428,971
                  11,520    Pohang Iron & Steel (b)                                                        1,557,274
                   1,000    Pohang Iron & Steel ADR                                                           36,750
                  22,928    Samsung Corp                                                                     403,983
                   3,000    Samsung Display Devices                                                          173,571
                  10,624    Samsung Electronics                                                            2,015,905
                   2,564    Samsung Electronics GDR 144A (1/2 Voting)                                        238,324
                   7,614    Samsung Electronics GDS 144A (Non Voting)                                        529,554
                   4,000    Samsung Fire & Marine Insurance                                                  197,543
                  11,321    Samsung Securities                                                               444,017
                  13,000    SK Corporation                                                                   313,850
                  19,600    Ssangyong Oil Refining                                                           486,472
                                                                                                    -----------------
                                                                                                          10,838,295
                                                                                                    -----------------

2             See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


              Shares        Description                                                                Value ($)
--------------------------------------------------------------------------------------------------------------------
                            Malaysia - 10.3%
                  58,000    Edaran Otomobil Berhad                                                           213,684
                  69,000    Hong Leong Bank Berhad                                                            78,805
                 100,000    Malakoff Berhad                                                                  265,789
                 258,000    Malayan Banking Berhad                                                           848,684
                  77,000    Nestle Malaysia                                                                  297,868
                 250,000    Oriental Holdings Berhad                                                         549,342
                  90,000    Public Bank Berhad (Alien Market)                                                 84,789
                  58,000    Renong Berhad *                                                                   38,158
                  63,000    Resorts World Berhad                                                             159,987
                  41,000    Rothmans of Pall Mall Berhad                                                     285,921
                 683,000    Sime Darby Berhad                                                                898,684
               1,077,000    Tan Chong International Ltd                                                      298,198
                 344,000    Tanjong                                                                          796,632
                 139,000    United Engineers *                                                               261,539
                 249,000    YTL Corp                                                                         507,829
                                                                                                    -----------------
                                                                                                           5,585,909
                                                                                                    -----------------
                            Mexico - 3.2%
                 123,602    Alfa SA Class A                                                                  467,840
                  31,961    Cemex SA Class B                                                                 141,761
                  16,800    Cemex SA CPO                                                                      74,157
                  34,062    Cifra SA de CV *                                                                  56,364
                  17,803    Grupo Carso SA de CV Class A                                                      68,999
                   3,000    Grupo Financiero Banamex Acciva *                                                  5,758
                  12,715    Grupo Mexico Class B                                                              54,973
                   6,324    Grupo Televisa SA PTG Certs (1A,L & D) *                                         113,952
                  35,163    Kimberly Clark Class A                                                           111,349
                   8,650    Telefonos de Mexico ADR Class L                                                  643,344
                                                                                                    -----------------
                                                                                                           1,738,497
                                                                                                    -----------------
                            Pakistan - 0.3%
                  77,760    Pakistan State Oil                                                               187,373
                                                                                                    -----------------

                            Phillippines - 4.2%
                 896,153    Ayala Corp                                                                       242,814
                  90,900    Ayala Land Inc                                                                    22,682
                  27,285    Equitable Banking Corp                                                            58,456
                 285,554    Filinvest Development Corp *                                                      21,952
                 130,988    La Tondena Distillers Inc                                                        132,061
                   8,910    Manila Electric Class B                                                           26,500
                  25,880    Metro Bank & Trust Co                                                            213,628
               1,991,071    Metro Pacific Corp *                                                              72,266
                 891,200    Petron Corp                                                                       79,742
                   7,100    Philippine Commercial International Bank                                          45,633
                  35,835    Philippine Long Distance Telephone                                               849,021
                 223,519    San Miguel Corp Class B                                                          363,377
                 914,941    SM Prime Holdings                                                                168,345
                                                                                                    -----------------
                                                                                                           2,296,477
                                                                                                    -----------------
                            Poland - 0.1%
                   3,500    Agora SA GDR *                                                                    38,500
                                                                                                    -----------------

              See accompanying notes to the financial statements.             3

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


              Shares        Description                                                                Value ($)
--------------------------------------------------------------------------------------------------------------------
                            Russia - 3.2%
                 103,000    Irkutskenergo ADR (b)                                                            446,052
                  17,900    Lukoil Holding Co ADR                                                            528,050
                  96,000    Norilsk Nickel (Registered) (b) *                                                257,837
                  23,000    Surgutneftegaz ADR                                                               179,774
                  33,000    Unified Energy Systems GDR *                                                     222,750
                  13,500    Unified Energy Systems GDR                                                        91,125
                                                                                                    -----------------
                                                                                                           1,725,588
                                                                                                    -----------------
                            South Africa - 8.3%
                  58,340    Amalgamated Bank of South Africa                                                 300,237
                   7,677    Anglo American Corp Plc                                                          422,601
                   3,300    Anglo Gold Ltd                                                                   165,488
                  33,563    Bidvest Group Ltd                                                                240,603
                  29,100    Comparex Holding Ltd                                                             180,380
                  26,700    De Beers Centenary Link Units                                                    728,741
                   5,500    De Beers Consolidated Mines Ltd ADR                                              149,531
                  67,029    Dimension Data Holdings *                                                        278,277
                  12,010    Investec Group Ltd                                                               418,632
                   7,599    Liberty International Plc                                                         56,849
                  33,600    Liberty Life Association of Africa Ltd                                           393,897
                   4,700    Nedcor Ltd                                                                        93,505
                  44,900    Rembrandt Group Ltd                                                              336,639
                  61,700    Sasol Ltd                                                                        448,395
                   4,700    South African Breweries Plc                                                       38,639
                  75,500    Standard Bank Investment Corp                                                    235,860
                                                                                                    -----------------
                                                                                                           4,488,274
                                                                                                    -----------------
                            Taiwan - 0.7%
                  22,080    China Steel Corp GDR *                                                           399,648
                                                                                                    -----------------

                            Thailand - 9.5%
                  52,700    Advanced Info Service Public Co Ltd (Foreign Registered)                         722,727
                 234,800    Bangkok Bank Pcl (Foreign Registered) *                                          596,871
                 594,400    Bank of Ayudhya Pcl (Foreign Registered) *                                       267,329
                  36,200    BEC World Public Co Ltd (Foreign Registered)                                     224,628
                  35,745    Delta Electronics Public Co Ltd (Foreign Registered)                             283,313
                   6,400    Electricity Generating Public Co Ltd (Foreign Registered)                         10,012
                 287,431    Krung Thai Bank Public Co Ltd *                                                  112,409
                 187,100    National Finance Pcl *                                                            86,586
                  53,700    PTT Exploration and Production Public Co Ltd (Foreign Registered) *              422,824
                 257,300    Securities One Ltd *                                                              59,705
                  90,436    Shinawatra Computer Public Co Ltd (Foreign Registered) *                         412,627
                   7,100    Siam Cement Pcl (Foreign Registered) *                                           183,632
                  36,700    Siam City Cement (Foreign Registered) *                                          135,873
                 245,535    Siam Commercial Bank Pcl (Foreign Registered) *                                  275,271
                      27    Siam Makro Co Ltd                                                                     51
                 405,000    Telecomasia (Foreign Registered) *                                               388,052
                 171,100    Thai Airways International (Foreign Registered) *                                301,115
                 102,087    Thai Farmers Bank Pcl (Foreign Registered) *                                     146,390

4              See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


              Shares/
           Par Value ($)    Description                                                                Value ($)
--------------------------------------------------------------------------------------------------------------------
                            Thailand - continued
                 613,700    Thai Military Bank *                                                             292,010
                 327,900    Thai Petrochemical (Foreign Registered) *                                        162,433
                 136,200    United Broadcasting Pcl (Foreign Registered) *                                    87,000
                                                                                                    -----------------
                                                                                                           5,170,858
                                                                                                    -----------------
                            Venezuela - 1.9%
                  45,424    Compania Anonima Nacional Telefonos de Venezuela (CANTV) Sponsored ADR           905,641
                  59,300    Siderurgica Venezolana (Sivensa) Registered ADR Class A                          103,775
                                                                                                    -----------------
                                                                                                           1,009,416
                                                                                                    -----------------

                            TOTAL COMMON STOCKS (Cost $40,169,008)                                        43,302,595
                                                                                                    -----------------

                            INVESTMENT FUNDS - 2.8%
                            Taiwan - 2.5%
                 173,900    R.O.C. Taiwan Fund                                                             1,369,463
                                                                                                    -----------------

                            United States - 0.3%
                  15,000    Morgan Stanley Emerging Markets Fund                                             167,813
                                                                                                    -----------------


                            TOTAL INVESTMENT FUNDS (Cost $1,349,730)                                       1,537,276
                                                                                                    -----------------

                            PREFERRED STOCKS - 2.8%
                            Brazil - 2.8%
                  30,000    Aracruz Celulose SA Class B                                                       60,094
              18,254,950    Banco Bradesco SA                                                                 72,184
               1,000,000    Banco Estado Sao Paulo                                                            30,963
                 133,000    Brahma PN                                                                         70,375
                   5,200    Companhia Vale do Rio Doce                                                       115,255
              32,767,000    Electrobras Class B (Registered)                                                 517,419
                 436,229    Investimentos Itau SA                                                            199,432
                 250,000    Itaubanco SA (Registered)                                                        115,765
                 624,000    Petroleo Brasileiro SA (Petrobras)                                                83,438
               3,177,000    Telebras SA (Registered)                                                              99
               3,177,000    Telecomunicacoes Brasileiras SA *                                                236,870
                                                                                                    -----------------
                                                                                                           1,501,894
                                                                                                    -----------------

                            TOTAL PREFERRED STOCKS (Cost $1,737,786)                                       1,501,894
                                                                                                    -----------------

                            DEBT OBLIGATIONS - 2.4%
                            U.S. Government - 2.4%
$              1,054,255    U.S. Treasury Inflation Indexed Note, 3.375% due 1/15/07 (a)                   1,008,461
$                304,023    U.S. Treasury Inflation Indexed Note, 3.875% due 1/15/09 (a)                     299,843
                                                                                                    -----------------
                                                                                                           1,308,304
                                                                                                    -----------------

                            TOTAL DEBT OBLIGATIONS (Cost $1,320,995)                                       1,308,304
                                                                                                    -----------------

             See accompanying notes to the financial statements.               5

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


              Shares/
           Par Value ($)    Description                                                                Value ($)
--------------------------------------------------------------------------------------------------------------------
                            RIGHTS & WARRANTS - 0.2%
                            Indonesia - 0.0%
                  57,050    Bank Internasional Indonesia Warrants 4/16/02 (b)*                                   387
                                                                                                    -----------------

                            Thailand - 0.2%
                 102,087    Thai Farmers Bank Rights 12/31/49 *                                               93,157
                                                                                                    -----------------


                            TOTAL RIGHTS & WARRANTS (Cost $88,140)                                            93,544
                                                                                                    -----------------

                            SHORT-TERM INVESTMENTS - 11.3%
                            Cash Equivalents - 11.3%
$              6,100,000    Wachovia Bank Time Deposit, 5.10% due 9/01/99                                  6,100,000
                                                                                                    -----------------


                            TOTAL SHORT-TERM INVESTMENTS (Cost $6,100,000)                                 6,100,000
                                                                                                    -----------------

                            TOTAL INVESTMENTS - 99.4%
                            (Cost $50,765,659)                                                            53,843,613

                            Other Assets and Liabilities (net) -  0.6%                                       315,214
                                                                                                    -----------------

                            TOTAL NET ASSETS - 100.0%                                             $       54,158,827
                                                                                                    =================

                            Notes to the Schedule of Investments:

                            ADR  American Depositary Receipt
                            GDR  Global Depository Receipt
                            GDS   Global Depository Shares

                            (a) All or a portion of this security is held as collateral for open swaps (Note 6).

                            (b) Valued by management (Note 1).

                            144A Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.

                            *  Non income-producing security.

6             See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


--------------------------------------------------------------------------------
           At August 31, 1999, industry sector diversification of the Fund's equity investments was as follows:

           Industry Sector


           Telecommunications                                   11.7 %
           Banking                                               9.8
           Electronic Equipment                                  8.3
           Financial Services                                    8.3
           Utilities                                             7.3
           Metals and Mining                                     6.5
           Oil and Gas                                           6.1
           Food and Beverage                                     5.6
           Conglomerates                                         4.8
           Real Estate                                           3.9
           Consumer Goods                                        3.1
           Construction                                          3.0
           Communications                                        2.6
           Automotive                                            2.2
           Paper and Allied Products                             1.5
           Insurance                                             1.3
           Chemicals                                             1.3
           Machinery                                             1.3
           Transportation                                        1.1
           Services                                              0.5
           Health Care                                           0.3
           Textiles                                              0.2
           Retail Trade                                          0.2
           Miscellaneous                                         9.1
                                                             -------
                                                               100.0 %
                                                             =======

          See accompanying notes to the financial statements.                  7

GMO Evolving Countries Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $50,765,659) (Note 1)                        $        53,843,613
     Foreign currency, at value (cost $704,448) (Note 1)                                  703,390
     Cash                                                                                  12,884
     Receivable for investments sold                                                       28,772
     Dividends and interest receivable                                                    170,472
     Receivable for open swap contracts (Notes 1 and 6)                                    25,746
     Receivable for expenses waived or borne by Manager (Note 2)                            6,799
                                                                               -------------------
         Total assets                                                                  54,791,676
                                                                               -------------------


Liabilities:
     Payable for investments purchased                                                     12,033
     Net payable for open forward foreign currency contracts (Notes 1 and 6)              260,241
     Accrued capital gain and repatriation taxes payable (Note 1)                          11,631
     Accrued Malaysian repatriation taxes (Note 1)                                        247,953
     Payable to affiliate for (Note 2):
         Management fee                                                                    27,109
         Shareholder service fee                                                            6,175
     Accrued expenses                                                                      67,707
                                                                               -------------------

         Total liabilities                                                                632,849
                                                                               -------------------


Net assets                                                                    $        54,158,827
                                                                               ===================

Net assets consist of:
     Paid-in capital                                                          $        56,118,016
     Accumulated undistributed net investment income                                      102,552
     Accumulated net realized loss                                                     (4,626,547)
     Net unrealized appreciation                                                        2,564,806
                                                                               -------------------
                                                                              $        54,158,827
                                                                               ===================


Net assets attributable to Class III Shares                                   $        54,158,827
                                                                               ===================

Shares outstanding - Class III                                                          5,514,816
                                                                               ===================

Net asset value per share - Class III                                         $              9.82
                                                                               ===================

8             See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $65,285)                        $          363,853
     Interest                                                                             66,911
                                                                               -------------------
             Total income                                                                430,764
                                                                               -------------------

Expenses:
     Management fee (Note 2)                                                             144,136
     Custodian fees                                                                      105,543
     Audit fees                                                                           24,290
     Transfer agent fees                                                                  13,800
     Legal fees                                                                              643
     Registration fees                                                                       364
     Trustees fees (Note 2)                                                                  184
     Miscellaneous                                                                         4,150
     Fees waived or borne by Manager (Note 2)                                            (39,649)
                                                                               -------------------
                                                                                         253,461
     Shareholder service fee - Class III (Note 2)                                         33,262
                                                                               -------------------

         Net expenses                                                                    286,723
                                                                               -------------------

             Net investment income                                                       144,041
                                                                               -------------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                                               8,456,069
             Closed swap contracts                                                     1,441,530
             Foreign currency, forward contracts and foreign
                 currency related transactions                                             5,382
                                                                               -------------------
                    Net realized gain                                                  9,902,981
                                                                               -------------------

         Change in net unrealized appreciation (depreciation) on:
             Investments (Note 1)                                                     11,845,413
             Open swap contracts                                                        (459,220)
             Foreign currency, forward contracts and foreign
                 currency related transactions                                          (293,525)
                                                                               -------------------
                    Net unrealized gain                                               11,092,668
                                                                               -------------------

         Net realized and unrealized gain                                             20,995,649
                                                                               -------------------

Net increase in net assets resulting from operations                          $       21,139,690
                                                                               ===================

              See accompanying notes to the financial statements.              9

GMO Evolving Countries Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   Six Months Ended
                                                                                    August 31, 1999            Year Ended
                                                                                     (Unaudited)           February 28, 1999
                                                                                 --------------------     --------------------
Increase (decrease) in net assets:
Operations:
       Net investment income                                                   $             144,041    $           1,569,067
       Net realized gain (loss)                                                            9,902,981              (13,606,696)
       Change in net unrealized appreciation (depreciation)                               11,092,668               (7,524,498)
                                                                                 --------------------     --------------------

       Net increase (decrease) in net assets resulting from operations                    21,139,690              (19,562,127)
                                                                                 --------------------     --------------------

Distributions to shareholders from:
       Net investment income - Class III                                                           -               (1,117,606)
                                                                                 --------------------     --------------------

Net share transactions - Class III (Note 5)                                                1,300,848               12,699,670
                                                                                 --------------------     --------------------

       Total increase (decrease) in net assets                                            22,440,538               (7,980,063)

Net assets:
       Beginning of period                                                                31,718,289               39,698,352
                                                                                 --------------------     --------------------

       End of period (including accumulated undistributed net
           investment income of $102,552 and distributions in excess of
           net investment income of $41,489, respectively)                     $          54,158,827    $          31,718,289
                                                                                 ====================     ====================

10           See accompanying notes to financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
-------------------------------------------------------------------------------------------------------------------------------


                                                 Six Months Ended                                Period from August 29, 1997
                                                 August 31, 1999              Year Ended         (commencement of operations)
                                                  (Unaudited)             February 28, 1999         to February 28, 1998
                                             ---------------------      ---------------------     -------------------------
Net asset value, beginning of period       $                 5.74     $                 8.61    $                 10.00
                                             ---------------------      ---------------------     -------------------------

Income from investment operations:
  Net investment income                                      0.03                       0.23                       0.03 +
  Net realized and unrealized gain (loss)                    4.05                      (2.94)                     (1.42)
                                             ---------------------      ---------------------     -------------------------

         Total from investment operations                    4.08                      (2.71)                     (1.39)
                                             ---------------------      ---------------------     -------------------------
Less distributions to shareholders:
     From net investment income                                 -                      (0.16)                         -
                                             ---------------------      ---------------------     -------------------------

         Total distributions                                    -                      (0.16)                         -
                                             ---------------------      ---------------------     -------------------------

Net asset value, end of period             $                 9.82     $                 5.74    $                  8.61
                                             =====================      =====================     =========================

Total Return (a)                                           71.08%                    (31.60%)                   (13.90%)

Ratios/Supplemental Data:

     Net assets, end of period (000's)     $               54,159     $               31,718    $                39,698
     Net expenses to average
         daily net assets                                   1.29% *                    1.27%                      1.65% * (b)
     Net investment income to average
         daily net assets                                   0.65% *                    3.65%                      0.78% *
     Portfolio turnover rate                                 104%                       158%                        56%
     Fees and expenses voluntarily waived
         or borne by the Manager consisted
         of the following per share
         amounts:                          $                 0.01     $                 0.02    $                  0.03

+        Computed using average shares outstanding throughout the period.
*        Annualized.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the manager, which approximate .16% of average daily net assets.

             See accompanying notes to the financial statements.              11

GMO Evolving Countries Fund
(A Series of GMO Trust)


Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


1.   Significant accounting policies

     GMO Evolving Countries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries of Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's current benchmark is the IFC Investable Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the

GMO Evolving Countries Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1999.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

GMO Evolving Countries Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts
     The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 1999, there were no outstanding futures contracts.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreements as of August 31, 1999.

GMO Evolving Countries Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. At February 28, 1999, the Fund had a capital loss carryforward available to offset future capital gains, if any, of $353,921 and $10,409,816, expiring in 2006 and 2007, respectively.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded an accrual in the amount of $11,631 for potential capital gains and repatriation taxes at August 31, 1999. The accrual for capital gains and repatriation taxes is included in net realized and unrealized gain in the Statement of Operations.

     Effective February 4, 1999, the Malaysian government imposed levies on the repatriation by foreigners of proceeds from the sale of Malaysian securities. Funds invested in Malaysia prior to February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, were subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $247,953 for potential repatriation tax on principal invested prior to February 15, 1999. Effective September 1, 1999, the Malaysian government exempted funds invested prior to February 15, 1999 from all levies, and such funds may now be freely repatriated. Accordingly, effective September 1, 1999 no accrual for potential Malaysian repatriation taxes is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the

GMO Evolving Countries Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is 1.60% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. The fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased," respectively, as summarized in Note 5. For the six months ended August 31, 1999, the Fund received $102,544 in purchase premiums and $20,462 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .20% may be charged on certain in-kind transactions.

     Investment risk
     Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions,

GMO Evolving Countries Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .80% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceeded .65% of average daily net assets.

     The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $184.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, were as follows:

                                                     Purchases        Proceeds
                                                   -------------   -------------
     U.S. Government securities                    $    800,128    $  1,756,813
     Investments (non-U.S. Government securities)    39,301,869      41,253,519

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized   Gross Unrealized   Net Unrealized
       Aggregate Cost      Appreciation       Depreciation      Appreciation
      ----------------  ------------------ ------------------ ----------------
         $50,765,659        $8,537,235         $5,459,281        $3,077,954

4.   Principal shareholders

     At August 31, 1999, 54% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Evolving Countries Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:


                            Six Months Ended                 Year Ended
                             August 31, 1999              February 28, 1999
                          ----------------------    ---------------------------
     Class III:            Shares       Amount         Shares         Amount
                          --------   -----------    -----------    ------------
     Shares sold           647,629   $ 6,534,028      3,158,638    $ 26,166,632

     Shares issued to
     shareholders in
     reinvestment of
     distributions               -             -        134,305         804,354

     Shares repurchased
                          (660,421)   (5,233,180)    (2,378,020)    (14,271,316)
                          --------   -----------    -----------   -------------
     Net increase
     (decrease)            (12,792)  $ 1,300,848        914,923    $ 12,699,670
                          ========   ===========    ===========   =============

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1999 is as follows:

     Forward currency contracts

                                                                             Net Unrealized
         Settlement                         Units                             Appreciation
            Date          Deliver       of Currency            Value         (Depreciation)
       --------------    ---------    ----------------    -------------    -----------------
       Buy
             10/06/99       IDR        84,263,250,000     $  10,913,044     $  (1,347,162)
                                                                           =================
       Sale
             10/06/99       IDR        84,263,520,000     $  10,913,079     $   1,086,921
                                                                           =================

     Currency Abbreviation:

     IDR      Indonesian Rupiah

GMO Evolving Countries Fund
(A Series of GMO Trust)


Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


    Swap agreements

       Notional      Expiration                                                            Net Unrealized
        Amount          Date                         Description                            Appreciation
    --------------   ----------   -----------------------------------------------------   ----------------
    $      622,562    3/16/00     Agreement with Credit Agricole Indosuez (W.I. Carr)     $         24,490
                                  dated 3/16/99 to receive (pay) the notional amount
                                  multiplied by the return on the MSCI Taiwan Index
                                  and to pay the notional amount multiplied by 3
                                  month LIBOR adjusted by a specified spread.

           635,124    3/17/00     Agreement with Credit Agricole Indosuez (W.I. Carr)                1,256
                                  dated 3/17/99 to receive (pay) the notional amount
                                  multiplied by the return on the MSCI Taiwan Index
                                  and to pay the notional amount multiplied by 3
                                  month LIBOR adjusted by a specified spread.
                                                                                          ----------------
                                                                                          $         25,746
                                                                                          ================

GMO Global Properties Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares         Description                                                                       Value ($)
--------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN REAL ESTATE COMPANIES - 87.7%
                    Canada - 10.2%
          13,700    Brookfield Properties Corp                                                              167,555
           9,000    Canadian Hotel Income Properties (REIT)                                                  55,187
          37,722    Concord Pacific Group *                                                                  18,960
          49,591    Oxford Properties Group *                                                               528,412
           4,000    Trizec Hahn Corp (Sub-Voting)                                                            78,000
                                                                                                   -----------------
                                                                                                            848,114
                                                                                                   -----------------
                    Finland - 1.2%
          20,000    Sponda Oyj                                                                               96,330
                                                                                                   -----------------

                    France - 12.9%
           4,662    Compagnie Fonciere Klepierre                                                            487,500
           1,357    Silic                                                                                   222,166
           9,101    Sophia SA                                                                               379,711
                                                                                                   -----------------
                                                                                                          1,089,377
                                                                                                   -----------------
                    Hong Kong - 6.8%
         125,000    Amoy Properties Ltd                                                                     123,146
          15,000    Cheung Kong Holdings                                                                    130,873
          51,275    Great Eagle Holdings Ltd                                                                 75,277
         166,000    Kerry Properties Ltd                                                                    207,362
         115,000    Tai Cheung Holdings Ltd                                                                  28,139
                                                                                                   -----------------
                                                                                                            564,797
                                                                                                   -----------------
                    Japan - 7.6%
           8,000    Daibiru Corp                                                                             53,628
           5,000    Hankyu Realty Co Ltd                                                                     20,977
          10,000    Heiwa Real Estate Co Ltd                                                                 30,918
           5,000    Keihanshin Real Estate                                                                   19,609
          26,000    Mitsubishi Real Estate Co Ltd                                                           268,430
          13,000    Mitsui Fudosan Co Ltd                                                                   105,641
           7,000    Sankei Building Co Ltd                                                                   23,686
          11,000    Sumitomo Realty and Development Co Ltd                                                   44,042
           6,180    TOC Co Ltd                                                                               53,320
           5,000    Tokyo Rakutenchi                                                                         17,420
                                                                                                   -----------------
                                                                                                            637,671
                                                                                                   -----------------
                    Netherlands - 5.2%
           6,019    Nagron Nationaal Grandbezit NV                                                          153,535
           2,186    Vastned Retail NV                                                                       110,138
           5,327    Vastned (Offices) NV                                                                    169,925
                                                                                                   -----------------
                                                                                                            433,598
                                                                                                   -----------------
                    New Zealand - 4.9%
       2,557,821    Trans Tasman Properties Ltd                                                             409,942
                                                                                                   -----------------

              See accompanying notes to the financial statements.              1

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares         Description                                                                       Value ($)
--------------------------------------------------------------------------------------------------------------------
                    Singapore - 1.3%
          25,000    DBS Land Ltd                                                                             56,997
          20,000    Singapore Land Ltd                                                                       48,447
                                                                                                   -----------------
                                                                                                            105,444
                                                                                                   -----------------
                    Spain - 1.0%
           5,400    SOL Melia SA                                                                             73,516
           1,800    SOL Melia SA Warrants 6/30/00 *                                                           6,274
                                                                                                   -----------------
                                                                                                             79,790
                                                                                                   -----------------
                    Sweden - 4.9%
         140,500    Hufvudstaden AB Class A                                                                 406,581
                                                                                                   -----------------

                    United Kingdom - 3.9%
         100,000    Nursing Home Properties                                                                 321,590
                                                                                                   -----------------

                    United States - 27.8%
           6,000    Arden Realty Group Inc (REIT)                                                           139,875
           4,500    Bedford Properties Investments Inc (REIT)                                                79,875
           3,000    Boston Properties Inc (REIT)                                                             99,938
           3,000    Bradley Real Estate Inc (REIT)                                                           57,375
           2,000    Brandywine Realty Trust (REIT)                                                           35,875
           8,500    Crescent Real Estate Equities (REIT)                                                    176,375
             800    Crestline Capital Corp                                                                   15,150
           4,500    Eastgroup Properties Inc (REIT)                                                          83,813
           5,000    Felcor Lodging Trust Inc (REIT)                                                          89,688
          10,200    First Industrial Realty Trust Inc (REIT)                                                261,375
           3,000    Gables Residential Trust (REIT)                                                          71,813
           2,000    Glimcher Realty Trust (REIT)                                                             30,500
           8,696    Host Marriott Corp (REIT)                                                                80,438
             683    Interstate Hotels Corp *                                                                  2,476
          18,000    Meditrust Companies (REIT)                                                              160,875
           2,000    Parkway Properties Inc (REIT)                                                            66,000
           3,500    Prentiss Properties Trust (REIT)                                                         79,406
           4,000    Prison Realty Corp (REIT)                                                                52,250
           6,000    Reckson Associates Realty Corp (REIT)                                                   124,500
             960    Reckson Service Industries Inc *                                                         13,200
           4,000    Simon Property Group Inc (REIT)                                                         102,000

2              See accompanying notes to the financial statements.

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)


     Shares         Description                                                                       Value ($)
--------------------------------------------------------------------------------------------------------------------
                    United States - continued
           3,000    Smith (Charles E) Residential Realty (REIT)                                             102,938
           7,000    Starwood Hotels & Resorts (REIT)                                                        166,688
           5,000    Urban Shopping Centers Inc (REIT)                                                       153,438
          20,498    Wyndham International Class A *                                                          73,024
                                                                                                   -----------------
                                                                                                          2,318,885
                                                                                                   -----------------

                    TOTAL INVESTMENTS IN REAL ESTATE
                     COMPANIES (Cost $9,218,733)                                                          7,312,119
                                                                                                   -----------------

                    TOTAL INVESTMENTS - 87.7%
                    (Cost $9,218,733)                                                                     7,312,119

                    Other Assets and Liabilities (net) -  12.3%                                           1,026,302
                                                                                                   -----------------

                    TOTAL NET ASSETS - 100.0%                                                    $        8,338,421
                                                                                                   =================

                    Notes to the Schedule of Investments

                    * Non-income producing security.
                    REIT - Real Estate Investment Trust

              See accompanying notes to the financial statements.              3

GMO Global Properties Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
----------------------------------------------------------------------------------------------------------------
Assets:
     Investments, at value (cost $9,218,733) (Note 1)                                        $        7,312,119
     Foreign currency, at value (cost $428,435)                                                         436,061
     Cash                                                                                                48,555
     Receivable for investments sold                                                                    551,015
     Dividends receivable                                                                                52,998
     Foreign withholding taxes receivable                                                                12,263
     Receivable for expenses waived or borne by Manager (Note 2)                                          5,740
                                                                                              ------------------

         Total assets                                                                                 8,418,751
                                                                                              ------------------

Liabilities:
     Payable for investments purchased                                                                   43,883
     Payable to affiliate for (Note 2):
         Management fee                                                                                   4,231
         Shareholder service fee                                                                          1,063
     Accrued expenses                                                                                    31,153
                                                                                              ------------------

         Total liabilities                                                                               80,330
                                                                                              ------------------

Net assets                                                                                   $        8,338,421
                                                                                              ==================

Net assets consist of:
     Paid-in capital                                                                         $        9,993,463
     Accumulated undistributed net investment income                                                     62,495
     Accumulated undistributed net realized gain                                                        179,746
     Net unrealized depreciation                                                                     (1,897,283)
                                                                                              ------------------

                                                                                             $        8,338,421
                                                                                              ==================

Net assets attributable to Class III Shares                                                  $        8,338,421
                                                                                              ==================

Shares outstanding - Class III                                                                          992,455
                                                                                              ==================

Net asset value per share - Class III                                                        $             8.40
                                                                                              ==================

4             See accompanying notes to the financial statements.

GMO Global Properties Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $13,985)                                     $         283,868
     Interest                                                                                          8,551
                                                                                            -----------------
         Total income                                                                                292,419
                                                                                            -----------------

Expenses:
     Management fee (Note 2)                                                                          25,183
     Custodian fees                                                                                   31,027
     Audit fees                                                                                       17,759
     Transfer agent fees                                                                              13,709
     Registration fees                                                                                   364
     Legal fees                                                                                          184
     Trustees fees (Note 2)                                                                               32
     Miscellaneous                                                                                       243
     Fees waived or borne by Manager (Note 2)                                                        (32,291)
                                                                                            -----------------
                                                                                                      56,210
     Shareholder service fee - Class III (Note 2)                                                      6,301
                                                                                            -----------------

         Net expenses                                                                                 62,511
                                                                                            -----------------

             Net investment income                                                                   229,908
                                                                                            -----------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                                                             182,695
             Foreign currency and foreign currency related transactions                               (2,773)
                                                                                            -----------------
                     Net realized gain                                                               179,922
                                                                                            -----------------

         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                             172,092
             Foreign currency and foreign currency related transactions                                6,743
                                                                                            -----------------
                     Net unrealized gain                                                             178,835
                                                                                            -----------------
         Net realized and unrealized gain                                                            358,757
                                                                                            -----------------

Net increase in net assets resulting from operations                                       $         588,665
                                                                                            =================

              See accompanying notes to the financial statements.              5

GMO Global Properties Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------------

                                                                               Six Months Ended
                                                                                August 31, 1999                 Year Ended
                                                                                  (Unaudited)                February 28, 1999
                                                                             ----------------------       -----------------------
Increase (decrease) in net assets:
Operations:
       Net investment income                                                $              229,908       $               309,183
       Net realized gain                                                                   179,922                       158,277
       Change in net unrealized appreciation (depreciation)                                178,835                    (2,047,672)
                                                                             ----------------------       -----------------------

       Net increase (decrease) in net assets resulting from operations                     588,665                    (1,580,212)
                                                                             ----------------------       -----------------------

Distributions to shareholders from:
       Net investment income - Class III                                                   (33,133)                     (329,064)
       In excess of net investment income - Class III                                            -                       (38,660)
       Net realized gains - Class III                                                     (121,807)                     (221,135)
                                                                             ----------------------       -----------------------
                                                                                          (154,940)                     (588,859)
                                                                             ----------------------       -----------------------

Net share transactions - Class III (Note 5)                                                 72,865                       (60,157)
                                                                             ----------------------       -----------------------

       Total increase (decrease) in net assets                                             506,590                    (2,229,228)


Net assets:
       Beginning of period                                                               7,831,831                    10,061,059
                                                                             ----------------------       -----------------------

       End of period (including accumulated undistributed net
           investment income and distributions in excess of net
           investment income of $62,495 and $134,280, respectively)         $            8,338,421       $             7,831,831
                                                                             ======================       =======================

6             See accompanying notes to the financial statements.

GMO Global Properties Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------------------------------------------------------

                                                      Six Months Ended
                                                       August 31, 1999      Year Ended         Year Ended         Period Ended
                                                         (Unaudited)     February 28, 1999  February 28, 1998  February 28, 1997*
                                                       ---------------   -----------------  -----------------  -----------------
Net asset value, beginning of period                  $          7.96   $           10.14  $           10.06  $           10.00
                                                       ---------------   -----------------  -----------------  -----------------

Income from investment operations:
     Net investment income                                       0.23                0.40               0.30               0.04
     Net realized and unrealized gain (loss)                     0.36               (1.97)              0.10               0.02 (b)
                                                       ---------------   -----------------  -----------------  -----------------
         Total from investment operations                        0.59               (1.57)              0.40               0.06
                                                       ---------------   -----------------  -----------------  -----------------

Less distributions to shareholders from:
     Net investment income                                      (0.03)              (0.33)             (0.32)                 -
     In excess of net investment income                             -               (0.06)                 -                  -
     Net realized gains                                         (0.12)              (0.22)                 -                  -
                                                       ---------------   -----------------  -----------------  -----------------

         Total distributions                                    (0.15)              (0.61)             (0.32)                 -
                                                       ---------------   -----------------  -----------------  -----------------

Net asset value, end of period                        $          8.40   $            7.96  $           10.14  $           10.06
                                                       ===============   =================  =================  =================

Total Return (a)                                                7.49%             (15.87%)             4.07%              0.60%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                $         8,338   $           7,870  $          10,061  $           9,464
     Net expenses to average
         daily net assets                                       1.49% **            1.43%              1.43%              1.98% **
     Net investment income to average
         daily net assets                                       5.48% **            3.44%              2.89%              2.39% **
     Portfolio turnover rate                                       7%                 26%                15%                 0%
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                               $          0.03   $            0.10  $            0.08  $            0.05

*    Period from December 20, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 1997 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

              See accompanying notes to the financial statements.              7

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Global Properties Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in securities of issuers throughout the world which are engaged in or related to the real estate industry or which own significant real estate assets ("real estate companies"). The Fund's current benchmark is the Salomon Smith Barney BMI World Property Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of its interest in the REIT's earnings. The excess amount cannot be determined by the Fund at the time of receipt. If the Fund distributes amounts which are subsequently determined to exceed REIT earnings, such amounts would constitute a return of capital to Fund shareholders for federal income tax purposes.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .60% of the amount invested. In the case of cash redemptions, the fee is .30% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1999, the Fund received no purchase premiums and $244 in redemption fees. There is no premium for reinvested distributions.

     Investment risks
     There are certain additional risks involved in investing in real estate related securities rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate values and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Additionally, there are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     Prior to March 1, 1999, GMO earned a management fee at the annual rate of .75% of average daily net assets. GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceeded .60% of average daily net assets.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999 was $32. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1999, aggregated $515,566 and $1,314,763, respectively.

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized    Gross Unrealized    Net Unrealized
       Aggregate Cost      Appreciation        Depreciation       Depreciation
     -----------------  ------------------  ------------------  ----------------
         $9,218,733          $425,133           $2,331,747         $1,906,614


4.   Principal shareholder

     At August 31, 1999, 69% of the outstanding shares of the Fund were held by one shareholder, who is an affiliate of the Manager. Investment activities of this shareholder could have a material effect.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                             Six Months Ended                           Year Ended
                                              August 31, 1999                       February 28, 1999
                                     --------------------------------       --------------------------------
     Class III:                            Shares         Amount                Shares           Amount
                                     --------------  ----------------       --------------  ----------------
     Shares sold                                  -  $             -                 6,092  $        51,612

     Shares issued to shareholders
     in reinvestment of
     distributions                           18,000          153,896                65,429          570,231

     Shares repurchased                     (9,810)         (81,031)              (79,398)        (682,000)
                                     ---------------   --------------       ---------------   --------------
     Net increase (decrease)                  8,190  $        72,865               (7,877)  $      (60,157)
                                     ===============   ==============       ===============   ==============

Pelican Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1999

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

         Shares          Description                                                              Value ($)
----------------------------------------------------------------------------------------------------------------
                         COMMON STOCKS - 90.2%
                         Advertising - 0.1%
               7,500     Cordiant Communications Group Plc ADR                                          115,313
                                                                                               -----------------

                         Aerospace - 0.3%
              10,000     Boeing Company                                                                 453,125
                                                                                               -----------------

                         Automotive - 2.7%
              12,500     Delphi Automotive Systems Corp                                                 234,375
              17,500     General Motors Corp                                                          1,157,188
              35,000     Mascotech Industries Inc                                                       603,750
              62,500     Michelin SA Class B*                                                         2,711,401
                                                                                               -----------------
                                                                                                      4,706,714
                                                                                               -----------------
                         Banking and Financial Services - 11.3%
              15,000     American Express Co                                                          2,062,500
              10,000     Bank of America Corp                                                           605,000
              20,000     Bank One Corp                                                                  802,500
              75,000     Block (H & R) Inc                                                            4,171,875
              50,000     Chase Manhattan Corp                                                         4,184,375
             120,000     Citigroup Inc                                                                5,332,500
               7,500     First Union Corp                                                               311,250
               5,000     PNC Bank Corp                                                                  261,563
              25,000     Washington Mutual Inc                                                          793,750
              35,000     Wells Fargo Co                                                               1,393,438
                                                                                               -----------------
                                                                                                     19,918,751
                                                                                               -----------------
                         Chemicals - 0.3%
              15,000     Albemarle Corp                                                                 259,688
               5,000     Du Pont (E I) De Nemours & Co Inc                                              316,875
                                                                                               -----------------
                                                                                                        576,563
                                                                                               -----------------
                         Computer and Office Equipment - 4.5%
              70,000     Compaq Computer Corp                                                         1,623,125
               5,000     Hewlett - Packard Co                                                           526,875
              45,000     International Business Machines Corp                                         5,605,294
              25,000     Maxtor Corp *                                                                  160,156
                                                                                               -----------------
                                                                                                      7,915,450
                                                                                               -----------------
                         Consumer Goods - 2.1%
              42,500     Eastman Kodak                                                                3,121,094
              25,000     Mattel Inc                                                                     532,813
                                                                                               -----------------
                                                                                                      3,653,907
                                                                                               -----------------
                         Electronic Equipment - 2.1%
              87,500     International Rectifier Corp*                                                1,410,938
              40,000     Stoneridge Inc*                                                                720,000
              32,500     Thomas & Betts Corp                                                          1,462,500
                                                                                               -----------------
                                                                                                      3,593,438
                                                                                               -----------------
                         Food and Beverage - 4.4%
              35,000     Anheuser-Busch Cos Inc                                                       2,695,000
              17,500     ConAgra Inc                                                                    428,750
               5,000     Coors (Adolph) Co                                                              285,313

              See accompanying notes to the financial statements.             1

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

         Shares          Description                                                              Value ($)
----------------------------------------------------------------------------------------------------------------
                         Food and Beverage - continued
              27,500     Nestle SA ADR                                                                2,713,607
              87,500     Pepsi Bottling Group Inc                                                     1,657,031
                                                                                               -----------------
                                                                                                      7,779,701
                                                                                               -----------------
                         Health Care - 0.9%
              65,000     Acuson Corp*                                                                 1,023,750
              50,000     Owens and Minor Holdings Co                                                    553,125
                                                                                               -----------------
                                                                                                      1,576,875
                                                                                               -----------------
                         Insurance - 0.9%
              35,000     Allstate Corp                                                                1,148,438
              75,000     Reliance Group Holdings Inc                                                    356,250
                                                                                               -----------------
                                                                                                      1,504,688
                                                                                               -----------------
                         Machinery - 1.8%
              10,000     Baker Hughes Inc                                                               340,000
              15,000     FMC Corp*                                                                      873,750
              15,000     Milacron Inc                                                                   270,000
              50,000     Pall Corp                                                                      993,750
              25,000     Stanley Works                                                                  659,375
                                                                                               -----------------
                                                                                                      3,136,875
                                                                                               -----------------
                         Manufacturing - 5.7%
              52,500     American Greetings Corp                                                      1,453,594
              50,000     Clayton Homes Inc                                                              475,000
              40,000     Corning Inc                                                                  2,660,000
              17,500     General Electric Co                                                          1,965,469
              65,000     Owens Corning                                                                1,828,125
              25,000     United Technologies Corp                                                     1,653,125
                                                                                               -----------------
                                                                                                     10,035,313
                                                                                               -----------------
                         Metals and Mining - 0.9%
               7,500     Alcan Aluminum Ltd                                                             246,563
              25,000     Allegheny Teledyne Inc                                                         467,188
              50,000     Amcol International Corp                                                       725,000
               5,000     Placer Dome Inc                                                                 51,875
                                                                                               -----------------
                                                                                                      1,490,626
                                                                                               -----------------
                         Oil and Gas - 6.8%
              12,500     Amerada Hess Corp                                                              775,781
              25,000     Cabot Oil & Gas Corp, Class A                                                  476,563
              20,000     Enron Oil & Gas Co                                                             477,500
             150,000     Gulf Canada Resources Ltd                                                      600,000
              12,500     Kerr-McGee Corp                                                                700,000
              50,000     Lasmo Plc ADR                                                                  353,125
              22,500     Mitchell Energy Class A                                                        458,438
              45,000     Mitchell Energy Class B                                                        888,750
               2,500     Mobil Corp                                                                     255,938
              82,500     Occidental Petroleum Corp                                                    1,789,219
              20,000     Triton Energy Ltd*                                                             242,500
             100,000     Union Pacific Resources Group Inc                                            1,793,750
              35,000     Unocal Corp                                                                  1,465,625

2              See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

         Shares          Description                                                              Value ($)
----------------------------------------------------------------------------------------------------------------
                         Oil and Gas - continued
              47,500     USX - Marathon Group                                                         1,478,438
              12,500     Westcoast Energy Inc                                                           243,750
                                                                                               -----------------
                                                                                                     11,999,377
                                                                                               -----------------

                         Paper and Allied Products - 4.5%
              50,000     Abitibi-Consolidated Inc                                                       593,750
              30,000     International Paper Co                                                       1,411,875
              85,000     Kimberly-Clark Corp                                                          4,839,688
              25,000     Tenneco Inc                                                                    503,125
              10,000     Weyerhaeuser Co                                                                562,500
                                                                                               -----------------
                                                                                                      7,910,938
                                                                                               -----------------
                         Pharmaceuticals - 1.6%
              37,500     Bergen Brunswig Corp                                                           578,906
              20,000     Lilly (Eli) & Co                                                             1,492,500
              12,500     Mylan Laboratories Inc                                                         247,656
               7,500     Smithkline Beecham PLC                                                         478,125
                                                                                               -----------------
                                                                                                      2,797,187
                                                                                               -----------------
                         Primary Processing - 0.8%
              50,000     Engelhard Corp                                                                 996,875
              35,000     Intermet Corp                                                                  403,594
                                                                                               -----------------
                                                                                                      1,400,469
                                                                                               -----------------
                         Printing and Publishing - 0.4%
              25,000     R. R. Donnelley & Sons Co                                                      784,375
                                                                                               -----------------

                         Real Estate - 8.6%
               7,500     Avalonbay Communities Inc                                                      264,375
              20,000     Boston Properties Inc                                                          666,250
              62,500     Brandywine Realty Trust                                                      1,121,094
              75,000     Equity Office Properties Trust                                               1,917,188
              50,000     Equity Residential Properties Trust                                          2,200,000
              25,000     Glenborough Realty Trust Inc                                                   432,813
             165,000     JP Realty Inc                                                                3,196,875
              32,500     Mack-Cali Realty Corp                                                          922,188
              10,000     Prime Group Realty Trust                                                       165,625
              15,000     Reckson Associates Realty Corp                                                 311,250
              22,500     Spieker Properties Inc                                                         860,625
             100,000     Summit Properties Inc                                                        1,987,500
              50,000     United Dominion Realty Trust Inc                                               575,000
              25,000     Walden Residential Properties Inc                                              470,313
                                                                                               -----------------
                                                                                                     15,091,096
                                                                                               -----------------
                         Refining - 0.5%
              32,500     Conoco Inc                                                                     873,438
                                                                                               -----------------

                         Retail Trade - 5.1%
              50,000     Federated Department Stores*                                                 2,300,000
              75,000     Saks Inc *                                                                   1,260,938

              See accompanying notes to the financial statements.              3

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

         Shares          Description                                                              Value ($)
----------------------------------------------------------------------------------------------------------------
                         Retail Trade - continued
              35,000     Sears Roebuck & Co                                                           1,312,500
             125,000     Toys R Us Inc*                                                               1,726,563
              52,500     Wal-Mart Stores Inc                                                          2,326,406
                                                                                               -----------------
                                                                                                      8,926,407
                                                                                               -----------------
                         Services - 4.7%
               7,500     Core Laboratories NV*                                                          143,438
              15,000     Hilton Hotels Corp                                                             183,750
              57,500     Manpower Inc                                                                 1,552,500
             150,000     Modis Professional Services Inc *                                            2,371,875
              12,500     Republic Services Inc*                                                         135,938
             175,000     Waste Management Inc                                                         3,817,188
                                                                                               -----------------
                                                                                                      8,204,689
                                                                                               -----------------
                         Technology - 6.4%
              12,500     Computer Sciences Corp*                                                        864,844
              25,000     Data General Corp*                                                             460,938
              15,000     Electronic Data Systems Corp                                                   841,875
              25,000     GTECH Holdings Corp*                                                           631,250
             100,000     Information Resources Inc*                                                   1,087,500
              22,500     Intel Corp                                                                   1,849,219
             100,000     Parametric Technology Corp *                                                 1,400,000
             180,000     Storage Technology Corp*                                                     3,780,000
               7,500     Xerox Corp                                                                     358,125
                                                                                               -----------------
                                                                                                     11,273,751
                                                                                               -----------------
                         Telecommunications - 4.2%
               5,000     Bell Atlantic Corp                                                             306,250
              52,500     GTE Corp                                                                     3,602,813
              27,500     MediaOne Group Inc*                                                          1,808,125
              12,500     SBC Communications Inc                                                         600,000
              20,000     US WEST Inc                                                                  1,045,000
                                                                                               -----------------
                                                                                                      7,362,188
                                                                                               -----------------
                         Transportation - 3.2%
              10,000     Airborne Freight Corp                                                          251,875
              15,000     AMR Corp*                                                                      879,375
              15,000     Brunswick Corp                                                                 383,438
              47,500     Canadian Pacific Ltd                                                         1,113,281
              10,000     Delta Air Lines Inc                                                            508,125
              12,500     FDX Corp*                                                                      530,469
              75,000     Ryder System Inc                                                             1,654,688
               7,500     US Airways Group Inc*                                                          231,094
                                                                                               -----------------
                                                                                                      5,552,345
                                                                                               -----------------
                         Utilities - 5.4%
              10,000     Cinergy Corp                                                                   303,750
               5,000     Duke Energy Co                                                                 287,500
              15,000     Illinova Corp                                                                  478,125
              37,500     K N Energy Inc                                                                 764,063
              75,000     Niagara Mohawk Holdings Inc*                                                 1,134,375

4              See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

      Shares/
     Par Value           Description                                                              Value ($)
----------------------------------------------------------------------------------------------------------------
                         Utilities - continued
              20,000     Northern States Power Co                                                       471,250
              75,000     Sempra Energy                                                                1,673,438
              57,500     Texas Utilities                                                              2,325,156
              25,000     TransCanada Pipeline Ltd                                                       356,250
              42,500     Unicom Corp                                                                  1,641,563
                                                                                               -----------------
                                                                                                      9,435,470
                                                                                               -----------------

                         TOTAL COMMON STOCKS (Cost $119,321,491)                                    158,069,069
                                                                                               -----------------
                         PREFERRED STOCKS - 0.4%
                         Metals and Mining - 0.2%
              25,000     Freeport-McMoran Corp Preferred $0.2273                                        417,188
                                                                                               -----------------
                         Oil and Gas - 0.2%
               5,000     Unocal Corp Convertible Preferred 6.25%                                        289,375
                                                                                               -----------------

                         TOTAL PREFERRED STOCKS (Cost $1,154,170)                                       706,563
                                                                                               -----------------
                         DEBT OBLIGATIONS - 9.4%
                         Banking and Financial Services - 0.6%
   $       1,000,000     General Motors Acceptance Corp, 5.50% due 12/15/01                             972,650
                                                                                               -----------------
                         Computer and Office Equipment - 0.8%
           1,500,000     International Business Machines Corp, 6.50% due 1/15/28                      1,351,425
                                                                                               -----------------
                         Electronic Equipment - 0.4%
           1,000,000     Advanced Micro Devices Inc, 6.00% due 5/15/05                                  757,500
                                                                                               -----------------
                         Food and Beverage - 0.3%
             500,000     Anheuser-Busch Cos Inc, 7.10% due 6/15/07                                      492,395
                                                                                               -----------------
                         Technology - 0.6%
           1,000,000     Data General Corp, 6.00% due 5/15/04                                           990,000
                                                                                               -----------------
                         Transportation - 0.5%
             750,000     United Air Lines Inc, 9.13% due 1/15/12                                        816,300
                                                                                               -----------------
                         U.S. Government - 6.2%
           6,250,000     U.S. Treasury Bond, 11.13% due 8/15/03                                       7,338,875
           1,250,000     U.S. Treasury Bond, 10.75% due 8/15/05                                       1,528,713
             750,000     U.S. Treasury Note, 7.75% due 2/15/01                                          771,090
           1,500,000     U.S. Treasury Note, 6.625% due 5/15/07                                       1,538,670
                                                                                               -----------------
                                                                                                     11,177,348
                                                                                               -----------------

                         TOTAL DEBT OBLIGATIONS (Cost $16,824,952)                                   16,557,618
                                                                                               -----------------

              See accompanying notes to the financial statements.             5

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1999 (Unaudited)

                                                                                                  Value ($)
----------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS - 100.0%
                         (Cost $137,300,613)                                                        175,333,250

                         Other Assets and Liabilities (net) - (0.0%)                                    (52,367)
                                                                                               -----------------

                         TOTAL NET ASSETS - 100.0%                                             $    175,280,883
                                                                                               =================


                         Notes to the Schedule of Investments:

                         ADR - American Depositary Receipt

                         * Non-income producing security.

6              See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $137,300,613) (Note 1)                                $           175,333,250
     Dividends and interest receivable                                                                 351,939
     Foreign withholding taxes receivable                                                               15,040
     Receivable for investments sold                                                                   845,059
     Receivable for Fund shares sold                                                                       200
     Receivable for expenses waived or borne by Manager (Note 2)                                        12,778
                                                                                         ----------------------

         Total assets                                                                              176,558,266
                                                                                         ----------------------


Liabilities:
     Due to custodian                                                                                  235,359
     Payable for investments purchased                                                                 805,825
     Payable for Fund shares repurchased                                                                32,920
     Payable to affiliate for management fee (Note 2)                                                  134,707
     Accrued expenses and other liabilities                                                             68,572
                                                                                         ----------------------

         Total liabilities                                                                           1,277,383
                                                                                         ----------------------

Net Assets (equivalent to $15.87 per share based
     on 11,044,013 shares outstanding, unlimited shares authorized)                    $           175,280,883
                                                                                         ======================



Net Assets consist of:
     Paid-in capital                                                                   $           110,631,548
     Accumulated undistributed net investment income                                                   378,170
     Accumulated undistributed net realized gain                                                    26,238,335
     Net unrealized appreciation                                                                    38,032,830
                                                                                         ----------------------

         Net assets                                                                    $           175,280,883
                                                                                         ======================

              See accompanying notes to the financial statements.              7

Pelican Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------------------------------------
Investment income:
     Dividends (net of withholding taxes of $21,954)                                    $           1,823,819
     Interest                                                                                         882,018
                                                                                         ---------------------
         Total income                                                                               2,705,837
                                                                                         ---------------------

Expenses:
     Management fee (Note 2)                                                                          903,071
     Custodian and transfer agent fees                                                                 84,466
     Audit fees                                                                                        19,597
     Registration fees                                                                                  4,277
     Legal fees                                                                                         3,314
     Trustees fees (Note 2)                                                                             1,197
     Miscellaneous                                                                                      4,600
                                                                                         ---------------------
         Total expenses                                                                             1,020,522
         Less: expenses waived or borne by Manager (Note 2)                                           (67,288)
                                                                                         ---------------------
         Net expenses                                                                                 953,234
                                                                                         ---------------------
             Net investment income                                                                  1,752,603
                                                                                         ---------------------

Realized and unrealized gain (loss):

         Net realized gain (loss) on:
             Investments                                                                           27,348,209
             Foreign currency and foreign currency related transactions                                  (415)
                                                                                         ---------------------

             Net realized gain                                                                     27,347,794
                                                                                         ---------------------
         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                          (14,802,445)
             Foreign currency and foreign currency related transactions                                   193
                                                                                         ---------------------

             Net unrealized loss                                                                  (14,802,252)
                                                                                         ---------------------

             Net realized and unrealized gain                                                      12,545,542
                                                                                         ---------------------

Net increase in net assets resulting from operations                                    $          14,298,145
                                                                                         =====================

8             See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   Six Months Ended
                                                                                    August 31, 1999               Year Ended
                                                                                      (Unaudited)               February 28, 1999
                                                                               ------------------------    ------------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                     $             1,752,603     $             3,881,844
     Net realized gain                                                                      27,347,794                  30,658,342
     Change in net unrealized appreciation (depreciation)                                  (14,802,252)                (25,781,297)
                                                                                 ----------------------      ----------------------

     Net increase in net assets resulting from operations                                   14,298,145                   8,758,889
                                                                                 ----------------------      ----------------------
Distributions to shareholders from:
     Net investment income                                                                  (2,061,258)                 (4,037,021)
     Net realized gains                                                                     (7,332,211)                (31,637,977)
                                                                                 ----------------------      ----------------------

                                                                                            (9,393,469)                (35,674,998)
                                                                                 ----------------------      ----------------------
Fund share transactions:  (Note 5)
     Proceeds from sale of shares                                                            6,247,932                  20,859,512
     Net asset value of shares issued to shareholders
         in payment of distributions declared                                                9,040,801                  35,005,102
     Cost of shares repurchased                                                            (68,849,116)                (41,297,725)
                                                                                 ----------------------      ----------------------
     Net increase (decrease) in net assets resulting
         from Fund share transactions                                                      (53,560,383)                 14,566,889
                                                                                 ----------------------      ----------------------

     Total decrease in net assets                                                          (48,655,707)                (12,349,220)

Net assets:
     Beginning of period                                                                   223,936,590                 236,285,810
                                                                                 ----------------------      ----------------------
     End of period (including accumulated
         undistributed net investment income
         of $378,170 and $686,825, respectively)                               $           175,280,883     $           223,936,590
                                                                                 ======================      ======================

              See accompanying notes to the financial statements.              9

Pelican Fund
(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                 Six Months Ended                       Year Ended February 28/29,
                                                  August 31, 1999   ---------------------------------------------------------------
                                                    (Unaudited)         1999         1998         1997         1996         1995
                                                 ----------------     ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of period                $    15.73      $    17.78   $    16.31   $    14.52   $    11.99   $    12.08
                                                      ---------       ---------    ---------    ---------    ---------    ---------

Income from investment operations:
  Net investment income                                   0.17            0.30         0.32         0.33         0.31         0.37
  Net realized and unrealized gain (loss)                 0.83            0.43         4.13         2.27         3.04         0.46
                                                      ---------       ---------    ---------    ---------    ---------    ---------

    Total from investment operations                      1.00            0.73         4.45         2.60         3.35         0.83
                                                      ---------       ---------    ---------    ---------    ---------    ---------

Less distributions to shareholders:
  From net investment income                             (0.18)          (0.31)       (0.40)       (0.27)       (0.29)       (0.37)
  From net realized gains                                (0.68)          (2.47)       (2.58)       (0.54)       (0.53)       (0.55)
                                                      ---------       ---------    ---------    ---------    ---------    ---------

    Total distributions                                  (0.86)          (2.78)       (2.98)       (0.81)       (0.82)       (0.92)
                                                      ---------       ---------    ---------    ---------    ---------    ---------

Net asset value, end of period                      $    15.87      $    15.73   $    17.78   $    16.31   $    14.52   $    11.99
                                                      =========       =========    =========    =========    =========    =========

Total Return (a)                                         6.25%           3.89%       28.97%       18.40%       28.54%        7.38%


Ratios/Supplemental Data:

       Net assets, end of period (000's)            $  175,281      $  223,937   $  236,286   $  207,369   $  177,238   $  117,920
       Net expenses to average
           daily net assets                              0.95% *         0.95%        0.95%        0.95%        1.05%        1.10%
       Net investment income to average
           daily net assets                              1.75% *         1.68%        1.77%        2.10%        2.42%        2.51%
       Portfolio turnover rate                             17%             34%          28%          27%          32%          40%
       Fees and expenses voluntarily waived or borne by
           the Manager consisted of the following per
           share amounts:                           $     0.01      $     0.01   $     0.01   $     0.01   $        -   $       -

*   Annualized
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.

10            See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC ("the Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which will issue a separate series of shares.

     The Fund seeks long-term growth of capital primarily through investment in equity securities. The Fund's current benchmark is the Standard & Poor's 500 Composite Stock Market Index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term debt obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. At August 31, 1999 there were no open forward foreign currency contracts.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1999 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.   Management fee and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .90% of average daily net assets. GMO has entered into a binding agreement effective until June 30, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), and extraordinary expenses) exceed .95% of average daily net assets.

     Prior to March 1, 1999, GMO had agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), and extraordinary expenses) exceeded .95% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1999, was $1,197. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the six months ended August 31, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                  Purchases        Proceeds
                                                               --------------    -------------
            U.S. Government securities                              $183,656        $515,781

            Investments (non-U.S. Government securities)         $31,616,591     $89,364,592

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

     At August 31, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                        Gross Unrealized    Gross Unrealized     Net Unrealized
      Aggregate Cost      Appreciation        Depreciation        Appreciation
     ----------------  ------------------  ------------------   ----------------
      $137,300,613         $48,198,934        $10,166,297         $38,032,637

4.   Principal shareholder

     At August 31, 1999, 46.40% of the outstanding shares of the Fund were held by one shareholder.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     Six Months Ended             Year Ended
                                                     August 31, 1999          February 28, 1999
                                                   --------------------     ---------------------
       Shares sold                                       377,820                  1,214,307

       Shares issued to shareholders in
         reinvestment of distributions                   546,702                  2,112,963

       Shares repurchased                             (4,116,046)                (2,378,657)
                                                  -------------------        -------------------

       Net increase (decrease)                        (3,191,524)                   948,613

       Fund shares:

       Beginning of period                            14,235,537                 13,286,924
                                                  -------------------        -------------------
       End of period                                  11,044,013                 14,235,537
                                                  ===================        ===================

14